UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6569

IVY FUNDS

(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

(Address of principal executive offices) (Zip code)

Jennifer K. Dulski

6300 Lamar Avenue

Overland Park, Kansas 66202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (913) 236-2000

Date of fiscal year end: March 31

Date of reporting period: September 30, 2018

ITEM 1.	REPORTS TO STOCKHOLDERS.

Semiannual Report SEPTEMBER 30, 2018

Ticker
	Class A	Class B	Class C	Class E	Class I	Class N	Class R	Class Y
IVY FUNDS

Ivy Asset Strategy Fund	WASAX	WASBX	WASCX	IASEX	IVAEX	IASTX	IASRX	WASYX

Ivy Balanced Fund	IBNAX	IBNBX	IBNCX	IVYEX	IYBIX	IBARX	IYBFX	IBNYX

Ivy Energy Fund	IEYAX	IEYBX	IEYCX	IVEEX	IVEIX	IENRX	IYEFX	IEYYX

Ivy LaSalle Global Real Estate Fund	IREAX	IREBX	IRECX		IRESX	IRENX	IRERX	IREYX

Ivy LaSalle Global Risk-Managed Real Estate Fund	IVRAX	IVRBX	IVRCX		IVIRX	IVRNX	IVRRX	IVRYX

Ivy Natural Resources Fund	IGNAX	IGNBX	IGNCX	IGNEX	IGNIX	INRSX	IGNRX	IGNYX

Ivy Science and Technology Fund	WSTAX	WSTBX	WSTCX	ISTEX	ISTIX	ISTNX	WSTRX	WSTYX

Ivy Securian Real Estate Securities Fund	IRSAX	IRSBX	IRSCX	IREEX	IREIX	IRSEX	IRSRX	IRSYX

IVY INVESTMENTS® refers to the financial services offered by Ivy Distributors, Inc., a FINRA member broker dealer and the distributor of IVY FUNDS® mutual funds, and those financial services offered by its affiliates.

CONTENTS	IVY FUNDS

This report is submitted for the general information of the shareholders of Ivy Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by a current Ivy Funds prospectus, or summary prospectus, and current performance information, including current Lipper ranking information.

2

PRESIDENT’S LETTER	IVY FUNDS

SEPTEMBER 30, 2018 (UNAUDITED)
Philip J. Sanders, CFA

Dear Shareholder,

While most of the period remained relatively calm, market volatility returned toward the end of the timeframe. As 2018 progressed, trade disputes, geopolitical tensions and uncertain global growth rates provided a choppy ride for investors.

Economic growth is poised to finish 2018 on solid footing, as global inflation remains somewhat tepid. We believe global gross domestic product (GDP) is on track for a 3.7% growth rate in 2018, taking into account some minor downward revisions to our forecast because of isolated emerging market weakness.

The U.S. continues to provide a strong foundation across the global economic stage. Domestic capital expenditures (capex) are solid and small business confidence is at an all-time high. In addition, consumer spending has held up well despite higher gasoline prices. We believe the U.S. growth rate will average around 3% annualized in 2018.

The deterioration in eurozone economic data seems to be waning following an agreement between the U.S. and European Union (EU) to discuss a reduction in tariffs on industrial goods. Brexit negotiations between the U.K. and EU continue to be choppy, which has caused some delays in anticipated capex spending for the eurozone. While we believe the two parties will come to a resolution for the U.K.’s exit from the EU prior to the March 2019 deadline, the ongoing negotiations may cause lingering economic tumult until a deal can be reached. We expect eurozone GDP growth at an average annual rate around 2% in 2018.

While the European Central Bank reduced the amount of its asset purchases during the third quarter, it has committed to keeping rates low for an extended period. We think that decision is likely to continue to support the EU economy. In addition, the Bank of England recently raised interest rates and we think it is set to continue increasing rates gradually, barring any unforeseen Brexit issues.

Much attention of late has been focused on emerging markets. China’s economy has been weaker because of a combination of deleveraging and the institution of new pollution controls on select industries. These factors, coupled with concerns about an escalating trade war with the U.S., have pushed China’s policymakers to begin to ease policy. We believe recent announcements of tax cuts and increased infrastructure spending in addition to lower interest rates will stabilize China’s economy during the fourth quarter.

Currency crises plagued Turkey and Argentina throughout the third quarter, which sent tremors through other emerging market economies, including South Africa. Emerging markets continue to face headwinds from international trade uncertainty and a strong U.S. dollar. We believe emerging markets continue to offer a sound longer term fundamental outlook; however, market volatility is likely to persist until there is more clarity surrounding potential risks.

Overall, expanding valuations and corporate earnings growth have been key drivers in the equity markets. We believe continued earnings growth will need to carry more of the burden going forward. We see potential catalysts for growth in several areas and industries and our team continues to seek investment opportunities around the globe.

We remain attuned to a range of risks investors may face in the current environment, and believe it is important to stay focused on the fundamentals and merits of individual market sectors, industries and companies when making investment decisions. Those fundamentals historically have tended to outweigh external factors such as government policies and regulations. While those can affect every business and investor, we think the innovation and management skill within individual companies ultimately drive long-term stock prices.

Economic Snapshot

	9/30/2018	3/31/2018
S&P 500 Index	2,913.98	2,640.87
MSCI EAFE Index	1,973.60	2,005.67
10-Year Treasury Yield	3.05%	2.74%
U.S. unemployment rate	3.7%	4.1%
30-year fixed mortgage rate	4.72%	4.44%
Oil price per barrel	$73.25	$64.94

Sources: Bloomberg, U.S. Department of Labor, MBA, CME

All government statistics shown are subject to periodic revision. The S&P 500 Index is an unmanaged index that tracks the stocks of 500 primarily large-cap U.S. companies. MSCI EAFE Index is an unmanaged index comprised of securities that represent the securities markets in Europe, Australasia and the Far East. It is not possible to invest directly in any of these indexes. Mortgage rates are from BankRate and reflect the overnight national average rate on a conventional 30-year fixed loan. Oil prices reflect the market price of West Texas intermediate grade crude.

Respectfully,

Philip J. Sanders, CFA

President

The opinions expressed in this letter are those of the President of the Ivy Funds and are current only through the end of the period of the report, as stated on the cover. The President’s views are subject to change at any time, based on market and other conditions, and no forecasts can be guaranteed.

2018	SEMIANNUAL REPORT	3

ILLUSTRATION OF FUND EXPENSES	IVY FUNDS

(UNAUDITED)

Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, exchange fees and account fees; and (2) ongoing costs, including management fees, distribution and service fees, and other Fund expenses. The following table is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period ended September 30, 2018.

Actual Expenses

The first section in the following table provides information about actual account values and actual expenses for each share class. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. There may be additional fees charged to holders of certain accounts that are not included in the expenses shown in the table. Fees apply to Individual Retirement Accounts (IRAs), IRA Rollovers, Roth IRAs, Conversion Roth IRAs, Simplified Employee Pension (SEP), Savings Incentive Match Plan for Employees (SIMPLE) IRAs, Tax-Sheltered Accounts (TSAs), Keogh Plans, Owner Only 401(k) (Exclusive K) Plans and Final Pay Plans. As of the close of the six months covered by the table, a customer is charged an annual fee of $18 within each plan type. This fee is waived for IRA Rollovers and Conversion Roth IRAs if the customer owns another type of IRA. Coverdell Education Savings Account plans are charged an annual fee of $10 per customer. With limited exceptions, for Class A, if your Fund account balance is below $650 on the Friday prior to the last full week of September of each year, the account will be assessed an account fee of $20. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value as such additional expenses are not reflected in the information provided in the following table. Additional fees have the effect of reducing investment returns.

Hypothetical Example for Comparison Purposes

The second section in the following table provides information about hypothetical account values and hypothetical expenses for each share class based on the Fund’s actual expense ratio and an assumed rate of return of five percent per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this five percent hypothetical example with the five percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), exchange fees or account fees. Therefore, the second section in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expenses paid may be impacted by expense reduction arrangements. If those arrangements had not been in place, expenses paid would have been higher. See Note 6 to the Financial Statements for further information.

	Actual(1)			Hypothetical(2)			Annualized Expense Ratio Based on the Six-Month Period
Fund	Beginning Account Value 3-31-18	Ending Account Value 9-30-18	Expenses Paid During Period*	Beginning Account Value 3-31-18	Ending Account Value 9-30-18	Expenses Paid During Period*
Ivy Asset Strategy Fund
Class A	$1,000	$1,046.80	$5.94	$1,000	$1,019.25	$5.86	1.18%
Class B**	$1,000	$1,042.90	$9.91	$1,000	$1,015.42	$9.77	1.95%
Class C	$1,000	$1,043.50	$9.30	$1,000	$1,015.99	$9.17	1.83%
Class E	$1,000	$1,046.90	$5.42	$1,000	$1,019.78	$5.35	1.08%	(3)
Class I	$1,000	$1,048.10	$4.61	$1,000	$1,020.54	$4.55	0.92%
Class N	$1,000	$1,048.50	$3.79	$1,000	$1,021.33	$3.74	0.77%
Class R	$1,000	$1,045.30	$7.67	$1,000	$1,017.62	$7.57	1.51%
Class Y	$1,000	$1,046.90	$5.83	$1,000	$1,019.34	$5.76	1.16%

See footnotes on page 6 and 7.

4	SEMIANNUAL REPORT	2018

ILLUSTRATION OF FUND EXPENSES	IVY FUNDS

(UNAUDITED)

	Actual(1)			Hypothetical(2)			Annualized Expense Ratio Based on the Six-Month Period
Fund	Beginning Account Value 3-31-18	Ending Account Value 9-30-18	Expenses Paid During Period*	Beginning Account Value 3-31-18	Ending Account Value 9-30-18	Expenses Paid During Period*
Ivy Balanced Fund
Class A	$1,000	$1,069.60	$5.59	$1,000	$1,019.63	$5.45	1.08%
Class B**	$1,000	$1,065.40	$9.60	$1,000	$1,015.79	$9.37	1.85%
Class C	$1,000	$1,065.60	$9.30	$1,000	$1,016.09	$9.07	1.79%
Class E***	$1,000	$1,070.00	$4.86	$1,000	$1,020.33	$4.75	0.94%
Class I	$1,000	$1,070.90	$4.35	$1,000	$1,020.85	$4.24	0.84%
Class N	$1,000	$1,071.60	$3.63	$1,000	$1,021.59	$3.54	0.69%
Class R	$1,000	$1,068.00	$7.44	$1,000	$1,017.88	$7.26	1.43%
Class Y	$1,000	$1,069.30	$5.59	$1,000	$1,019.63	$5.45	1.08%
Ivy Energy Fund
Class A	$1,000	$1,129.00	$7.56	$1,000	$1,018.01	$7.16	1.41%
Class B**	$1,000	$1,123.90	$11.47	$1,000	$1,014.23	$10.88	2.16%
Class C	$1,000	$1,125.10	$11.26	$1,000	$1,014.49	$10.68	2.11%
Class E***	$1,000	$1,130.00	$6.39	$1,000	$1,019.09	$6.06	1.19%
Class I	$1,000	$1,130.90	$5.65	$1,000	$1,019.80	$5.35	1.05%	(4)
Class N	$1,000	$1,131.10	$5.01	$1,000	$1,020.35	$4.75	0.94%
Class R	$1,000	$1,127.50	$8.94	$1,000	$1,016.67	$8.47	1.68%
Class Y	$1,000	$1,128.80	$7.13	$1,000	$1,018.33	$6.76	1.34%
Ivy LaSalle Global Real Estate Fund
Class A	$1,000	$1,050.20	$8.20	$1,000	$1,017.07	$8.07	1.60%	(5)
Class B**	$1,000	$1,046.60	$11.36	$1,000	$1,013.99	$11.18	2.21%
Class C	$1,000	$1,046.10	$11.97	$1,000	$1,013.35	$11.78	2.34%
Class I	$1,000	$1,052.50	$5.85	$1,000	$1,019.38	$5.76	1.13%	(4)
Class N	$1,000	$1,052.50	$5.85	$1,000	$1,019.36	$5.76	1.14%	(4)
Class R	$1,000	$1,048.40	$9.73	$1,000	$1,015.61	$9.57	1.89%
Class Y	$1,000	$1,050.10	$7.89	$1,000	$1,017.41	$7.77	1.53%
Ivy LaSalle Global Risk-Managed Real Estate Fund
Class A	$1,000	$1,057.50	$8.23	$1,000	$1,017.11	$8.07	1.59%	(5)
Class B**	$1,000	$1,053.10	$11.91	$1,000	$1,013.47	$11.68	2.31%
Class C	$1,000	$1,053.80	$12.01	$1,000	$1,013.38	$11.78	2.33%
Class I	$1,000	$1,059.50	$6.38	$1,000	$1,018.83	$6.26	1.24%	(6)
Class N	$1,000	$1,059.50	$6.38	$1,000	$1,018.85	$6.26	1.24%	(6)
Class R	$1,000	$1,055.40	$10.17	$1,000	$1,015.15	$9.97	1.98%
Class Y	$1,000	$1,057.40	$8.13	$1,000	$1,017.12	$7.97	1.58%	(5)

See footnotes on page 6 and 7.

2018	SEMIANNUAL REPORT	5

ILLUSTRATION OF FUND EXPENSES	IVY FUNDS

(UNAUDITED)

	Actual(1)			Hypothetical(2)			Annualized Expense Ratio Based on the Six-Month Period
Fund	Beginning Account Value 3-31-18	Ending Account Value 9-30-18	Expenses Paid During Period*	Beginning Account Value 3-31-18	Ending Account Value 9-30-18	Expenses Paid During Period*
Ivy Natural Resources Fund
Class A	$1,000	$1,047.90	$8.09	$1,000	$1,017.20	$7.97	1.57%
Class B**	$1,000	$1,041.00	$15.21	$1,000	$1,010.21	$14.98	2.96%
Class C	$1,000	$1,046.20	$10.33	$1,000	$1,015.00	$10.18	2.01%
Class E	$1,000	$1,049.20	$6.56	$1,000	$1,018.71	$6.46	1.27%
Class I	$1,000	$1,050.30	$5.74	$1,000	$1,019.47	$5.65	1.12%
Class N	$1,000	$1,051.40	$4.82	$1,000	$1,020.37	$4.75	0.94%
Class R	$1,000	$1,047.90	$8.70	$1,000	$1,016.60	$8.57	1.69%
Class Y	$1,000	$1,049.30	$6.87	$1,000	$1,018.33	$6.76	1.34%
Ivy Science and Technology Fund
Class A	$1,000	$1,127.50	$6.38	$1,000	$1,019.03	$6.06	1.20%
Class B**	$1,000	$1,122.80	$11.04	$1,000	$1,014.71	$10.48	2.07%	(7)
Class C	$1,000	$1,123.30	$10.40	$1,000	$1,015.30	$9.87	1.95%
Class E	$1,000	$1,126.40	$7.44	$1,000	$1,018.05	$7.06	1.40%	(8)
Class I	$1,000	$1,128.80	$5.32	$1,000	$1,020.09	$5.05	0.99%
Class N	$1,000	$1,129.70	$4.37	$1,000	$1,020.93	$4.14	0.83%
Class R	$1,000	$1,125.40	$8.40	$1,000	$1,017.19	$7.97	1.57%
Class Y	$1,000	$1,127.60	$6.49	$1,000	$1,019.01	$6.16	1.20%	(9)
Ivy Securian Real Estate Securities Fund
Class A	$1,000	$1,081.40	$7.60	$1,000	$1,017.81	$7.36	1.45%
Class B**	$1,000	$1,075.40	$12.87	$1,000	$1,012.71	$12.48	2.46%
Class C	$1,000	$1,077.00	$11.42	$1,000	$1,014.09	$11.08	2.19%
Class E	$1,000	$1,081.10	$7.39	$1,000	$1,017.92	$7.16	1.42%
Class I	$1,000	$1,083.30	$5.62	$1,000	$1,019.68	$5.45	1.07%
Class N	$1,000	$1,084.40	$4.79	$1,000	$1,020.52	$4.65	0.91%
Class R	$1,000	$1,080.40	$8.63	$1,000	$1,016.74	$8.37	1.66%
Class Y	$1,000	$1,082.20	$6.66	$1,000	$1,018.64	$6.46	1.28%

*

Fund expenses for each share class are equal to the Fund’s annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by 183 days in the six-month period ended September 30, 2018, and divided by 365.

**	These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Ivy Fund.

***	Class share is closed to investment.

(1)

This section uses the Fund’s actual total return and actual Fund expenses. It is a guide to the actual expenses paid by the Fund in the period. The “Ending Account Value” shown is computed using the Fund’s actual return and the “Expenses Paid During Period” column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. A shareholder may use the information here, together with the dollar amount invested, to estimate the expenses that were paid over the period. For every thousand dollars a shareholder has invested, the expenses are listed in the last column of this section.

(2)

This section uses a hypothetical five percent annual return and actual Fund expenses. It helps to compare the Fund’s ongoing costs with other mutual funds. A shareholder can compare the Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

(3)	Annualized expense ratio based on the period excluding litigation expenses was 1.00%.

(4)	Annualized expense ratio based on the period excluding reorganization expenses was 1.05%.

(5)	Annualized expense ratio based on the period excluding reorganization expenses was 1.51%.

6	SEMIANNUAL REPORT	2018

ILLUSTRATION OF FUND EXPENSES	IVY FUNDS

(UNAUDITED)

(6)	Annualized expense ratio based on the period excluding reorganization expenses was 1.16%.

(7)	Annualized expense ratio based on the period excluding reorganization expenses was 2.03%.

(8)	Annualized expense ratio based on the period excluding reorganization expenses was 1.30%.

(9)	Annualized expense ratio based on the period excluding reorganization expenses was 1.20%.

The above illustrations are based on ongoing costs only and do not include any transactional costs, such as sales loads or exchange fees.

2018	SEMIANNUAL REPORT	7

PORTFOLIO HIGHLIGHTS	IVY ASSET STRATEGY FUND

ALL DATA IS AS OF SEPTEMBER 30, 2018 (UNAUDITED)

Asset Allocation

Stocks	71.9%
Information Technology	19.1%
Financials	11.5%
Industrials	9.8%
Consumer Staples	8.5%
Consumer Discretionary	8.2%
Health Care	7.0%
Energy	5.3%
Materials	1.6%
Telecommunication Services	0.9%
Bullion (Gold)	4.7%
Bonds	21.3%
Corporate Debt Securities	11.1%
Loans	4.3%
United States Government Obligations	4.1%
Other Government Securities	1.8%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	2.1%

Country Weightings

North America	52.7%
United States	51.7%
Other North America	1.0%
Europe	24.0%
France	5.7%
United Kingdom	4.2%
Switzerland	3.5%
Netherlands	3.5%
Other Europe	7.1%
Pacific Basin	15.1%
China	4.5%
Japan	3.6%
Other Pacific Basin	7.0%
Bullion (Gold)	4.7%
South America	1.4%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	2.1%

Top 10 Equity Holdings

Company	Country	Sector	Industry
Microsoft Corp.	United States	Information Technology	Systems Software
Pfizer, Inc.	United States	Health Care	Pharmaceuticals
Amazon.com, Inc.	United States	Consumer Discretionary	Internet & Direct Marketing Retail
AIA Group Ltd.	Hong Kong	Financials	Life & Health Insurance
Visa, Inc., Class A	United States	Information Technology	Data Processing & Outsourced Services
Airbus SE	France	Industrials	Aerospace & Defense
QUALCOMM, Inc.	United States	Information Technology	Semiconductors
Intuit, Inc.	United States	Information Technology	Application Software
Home Depot, Inc. (The)	United States	Consumer Discretionary	Home Improvement Retail
Adobe Systems, Inc.	United States	Information Technology	Application Software

See your advisor or www.ivyinvestments.com for more information on the Fund’s most recent published Top 10 Equity Holdings.

+

Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

8	SEMIANNUAL REPORT	2018

CONSOLIDATED SCHEDULE OF INVESTMENTS	IVY ASSET STRATEGY FUND (in thousands)

SEPTEMBER 30, 2018 (UNAUDITED)

COMMON STOCKS	Shares	Value
Consumer Discretionary

Auto Parts & Equipment – 0.9%
Magna International, Inc. (A)	525	$27,554

Automobile Manufacturers – 1.3%
Suzuki Motor Corp. (A)	724	41,488

Broadcasting – 1.1%
Discovery Holding Co., Class A (B)(C)	1,122	35,895

Home Improvement Retail – 1.6%
Home Depot, Inc. (The)	235	48,636

Internet & Direct Marketing Retail – 2.2%
Amazon.com, Inc. (B)	34	68,479

Leisure Products – 0.2%
Media Group Holdings LLC, Series H (B)(D)(E)(F)(G)	640	—	*
Media Group Holdings LLC, Series T (B)(D)(E)(F)(G)	80	5,741

		5,741

Restaurants – 0.9%
Compass Group plc (A)	1,237	27,513

Total Consumer Discretionary – 8.2%		255,306
Consumer Staples

Brewers – 0.9%
InBev N.V. (A)	335	29,266

Household Products – 1.0%
Procter & Gamble Co. (The)	371	30,890

Hypermarkets & Super Centers – 1.4%
Wal-Mart Stores, Inc.	466	43,768

Packaged Foods & Meats – 2.1%
Danone S.A. (A)	350	27,117
Nestle S.A., Registered Shares (A)	456	38,017

		65,134

Soft Drinks – 1.5%
Coca-Cola Co. (The)	1,046	48,313

Tobacco – 1.6%
ITC Ltd. (A)	3,078	12,641
Philip Morris International, Inc.	463	37,767

		50,408

Total Consumer Staples – 8.5%		267,779
Energy

Integrated Oil & Gas – 1.5%
Royal Dutch Shell plc, Class A (A)	1,373	47,163

Oil & Gas Equipment & Services – 1.6%
Halliburton Co.	589	23,887
Schlumberger Ltd.	432	26,288

		50,175

COMMON STOCKS (Continued)	Shares	Value
Oil & Gas Exploration & Production – 2.2%
Cabot Oil & Gas Corp.	662	$14,898
EOG Resources, Inc.	255	32,480
Noble Energy, Inc.	659	20,546

		67,924

Total Energy – 5.3%		165,262
Financials

Consumer Finance – 0.8%
ORIX Corp. (A)	1,518	24,614

Diversified Banks – 5.8%
Axis Bank Ltd. (A)	3,641	30,805
China Construction Bank Corp. (A)	31,939	27,907
Industrial and Commercial Bank of China Ltd., H Shares (A)	37,372	27,307
Kabushiki Kaisha Mitsubishi Tokyo Financial Group (A)	4,537	28,317
Sberbank of Russia PJSC ADR (A)	934	11,842
Swedbank AB (A)	1,238	30,697
UniCredit S.p.A. (A)	1,420	21,381

		178,256

Life & Health Insurance – 2.1%
AIA Group Ltd. (A)	7,296	65,146

Multi-Sector Holdings – 1.0%
Berkshire Hathaway, Inc., Class B (B)	153	32,673

Regional Banks – 1.8%
KeyCorp	1,503	29,889
PNC Financial Services Group, Inc. (The)	204	27,791

		57,680

Total Financials – 11.5%		358,369
Health Care

Biotechnology – 1.6%
BioMarin Pharmaceutical, Inc. (B)	340	32,982
Sarepta Therapeutics, Inc. (B)	99	15,934

		48,916

Health Care Equipment – 1.4%
Medtronic plc	432	42,515

Managed Health Care – 0.7%
UnitedHealth Group, Inc.	87	23,246

Pharmaceuticals – 3.3%
Bayer AG (A)	272	24,130
Elanco Animal Health, Inc. (B)(C)	88	3,083
Pfizer, Inc.	1,723	75,928

		103,141

Total Health Care – 7.0%		217,818

Industrials

Aerospace & Defense – 3.6%
Airbus SE (A)	441	55,405

COMMON STOCKS (Continued)	Shares	Value
Aerospace & Defense (Continued)
Lockheed Martin Corp.	73	$25,345
Northrop Grumman Corp.	100	31,616

		112,366

Construction & Engineering – 2.0%
Larsen & Toubro Ltd. (A)	1,794	31,485
Vinci (A)	306	29,108

		60,593

Construction Machinery & Heavy Trucks – 1.0%
Caterpillar, Inc.	204	31,047

Electrical Components & Equipment – 0.8%
Schneider Electric S.A. (A)	326	26,241

Railroads – 1.6%
Kansas City Southern	207	23,435
Union Pacific Corp.	156	25,395

		48,830

Trading Companies & Distributors – 0.8%
Ferguson plc (A)	280	23,796

Total Industrials – 9.8%		302,873
Information Technology

Application Software – 3.1%
Adobe Systems, Inc. (B)	180	48,609
Intuit, Inc.	214	48,667

		97,276

Data Processing & Outsourced Services – 3.0%
FleetCor Technologies, Inc. (B)	142	32,321
Visa, Inc., Class A	429	64,358

		96,679

Electronic Equipment & Instruments – 0.6%
Keyence Corp. (A)	32	18,467

Internet Software & Services – 3.0%
Alibaba Group Holding Ltd. ADR (B)	172	28,289
Alphabet, Inc., Class A (B)	28	33,255
Baidu.com, Inc. ADR (B)	135	30,890

		92,434

Semiconductor Equipment – 1.7%
Applied Materials, Inc.	710	27,432
ASML Holding N.V., Ordinary Shares (A)	145	27,128

		54,560

Semiconductors – 2.8%
QUALCOMM, Inc.	751	54,065
Taiwan Semiconductor Manufacturing Co. Ltd. (A)	3,928	33,769

		87,834

Systems Software – 3.0%
Microsoft Corp.	814	93,082

2018	SEMIANNUAL REPORT	9

CONSOLIDATED SCHEDULE OF INVESTMENTS	IVY ASSET STRATEGY FUND (in thousands)

SEPTEMBER 30, 2018 (UNAUDITED)

COMMON STOCKS (Continued)	Shares	Value
Technology Hardware, Storage & Peripherals – 1.9%
Apple, Inc.	167	$37,763
Samsung Electronics Co. Ltd. (A)	554	23,185

		60,948

Total Information Technology – 19.1%		601,280
Materials

Diversified Metals & Mining – 1.6%
BHP Billiton plc (A)	1,050	22,867
Glencore International plc (A)	6,120	26,460

		49,327

Total Materials – 1.6%		49,327
Telecommunication Services

Integrated Telecommunication Services – 0.9%
China Unicom Ltd. (A)	24,516	28,874

Total Telecommunication Services – 0.9%		28,874

TOTAL COMMON STOCKS – 71.9%		$2,246,888
(Cost: $2,374,506)

CORPORATE DEBT SECURITIES	Principal
Consumer Discretionary

Cable & Satellite – 1.3%
Altice France S.A.,
8.125%, 2–1–27 (H)	$9,600	9,864
Altice S.A.:
7.750%, 5–15–22 (C)(H)	16,552	16,109
7.625%, 2–15–25 (C)(H)	17,344	15,718

		41,691

Total Consumer Discretionary – 1.3%		41,691
Energy

Integrated Oil & Gas – 0.4%
Petrobras Global Finance B.V. (GTD by Petroleo Brasileiro S.A.),
8.750%, 5–23–26	11,781	12,900

Total Energy – 0.4%		12,900
Financials

Diversified Banks – 5.1%
Banco Santander (Mexico) S.A.,
5.950%, 10–1–28 (H)	3,750	3,806
Barclays plc,
7.875%, 12–29–49	37,158	38,412
BNP Paribas S.A.,
7.625%, 12–29–49 (H)	10,190	10,699
HSBC Holdings plc,
6.875%, 12–29–49	14,580	15,090
ING Groep N.V., Certicaaten Van Aandelen,
6.000%, 10–16–66	16,395	16,352
Intesa Sanpaolo S.p.A.,
5.710%, 1–15–26 (H)	10,320	9,411

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Diversified Banks (Continued)
Royal Bank of Scotland Group plc (The):
7.500%, 12–29–49	$5,883	$6,023
8.625%, 12–29–49	32,157	34,448
Societe Generale Group,
7.375%, 12–29–49 (H)	18,932	19,524
Standard Chartered plc,
7.500%, 12–29–49 (H)	9,224	9,478

		163,243

Diversified Capital Markets – 0.6%
Credit Suisse Group AG,
7.125%, 7–29–66	18,601	19,066

Investment Banking & Brokerage – 0.5%
Goldman Sachs Group, Inc. (The) (3-Month U.S. LIBOR plus 117 bps),
3.484%, 5–15–26 (I)	15,554	15,564

Specialized Finance – 0.1%
Syngenta Finance N.V.:
4.441%, 4–24–23 (H)	1,179	1,172
5.182%, 4–24–28 (H)	1,770	1,692

		2,864

Total Financials – 6.3%		200,737
Health Care

Pharmaceuticals – 0.2%
Teva Pharmaceutical Finance Netherlands III B.V. (GTD by Teva Pharmaceutical Industries Ltd.),
3.150%, 10–1–26	6,656	5,539

Total Health Care – 0.2%		5,539
Industrials

Aerospace & Defense – 0.8%
KLX, Inc.,
5.875%, 12–1–22 (H)	25,680	26,528

Security & Alarm Services – 0.7%
Prime Security Services Borrower LLC,
9.250%, 5–15–23 (H)	21,238	22,714

Total Industrials – 1.5%		49,242
Information Technology

Data Processing & Outsourced Services – 0.3%
Alliance Data Systems Corp.,
5.375%, 8–1–22 (H)	8,140	8,201

Total Information Technology – 0.3%		8,201

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Telecommunication Services

Integrated Telecommunication Services – 1.0%
Frontier Communications Corp.:
7.625%, 4–15–24	$7,881	$5,083
6.875%, 1–15–25	16,119	9,798
11.000%, 9–15–25	11,820	9,216
9.000%, 8–15–31	7,881	5,020

		29,117

Total Telecommunication Services – 1.0%		29,117
Utilities

Electric Utilities – 0.1%
Cemig Geracao e Transmissao S.A.,
9.250%, 12–5–24 (H)	3,919	4,037

Total Utilities – 0.1%		4,037

TOTAL CORPORATE DEBT SECURITIES – 11.1%		$351,464
(Cost: $355,227)

OTHER GOVERNMENT SECURITIES (J)
Argentina – 1.3%
Province of Mendoza,
8.375%, 5–19–24	15,788	13,815
Republic of Argentina:
4.625%, 1–11–23	24,469	20,652
5.875%, 1–11–28	7,900	6,257

		40,724

Luxembourg – 0.5%
Rumo Luxembourg S.a.r.l.,
7.375%, 2–9–24 (H)	14,899	15,222

TOTAL OTHER GOVERNMENT SECURITIES – 1.8%		$55,946
(Cost: $61,697)

LOANS (I)
Financials

Financial Exchanges & Data – 0.3%
Financial & Risk U.S. Holdings, Inc.,
0.000%, 10–1–25 (K)	7,816	7,795

Investment Banking & Brokerage – 0.1%
Jane Street Group LLC (ICE LIBOR plus 375 bps),
5.992%, 8–25–22	3,075	3,085

Property & Casualty Insurance – 0.9%
Hub International Ltd. (ICE LIBOR plus 300 bps),
5.335%, 4–25–25	1,945	1,949
USI, Inc. (ICE LIBOR plus 300 bps),
5.386%, 5–16–24	27,359	27,365

		29,314

10	SEMIANNUAL REPORT	2018

CONSOLIDATED SCHEDULE OF INVESTMENTS	IVY ASSET STRATEGY FUND (in thousands)

SEPTEMBER 30, 2018 (UNAUDITED)

LOANS (I) (Continued)	Principal	Value
Specialized Finance – 0.4%
Mayfield Agency Borrower, Inc. (ICE LIBOR plus 450 bps),
6.742%, 2–28–25 (G)	$11,122	$11,178

Total Financials – 1.7%		51,372
Health Care

Health Care Facilities – 0.3%
Surgery Center Holdings, Inc. (ICE LIBOR plus 325 bps),
5.570%, 8–31–24	9,019	9,015

Health Care Services – 0.2%
Heartland Dental LLC,
0.000%, 4–30–25 (K)	772	772
Heartland Dental LLC (ICE LIBOR plus 375 bps),
5.992%, 4–30–25	5,134	5,134

		5,906

Health Care Technology – 0.3%
Verscend Holding Corp. (ICE LIBOR plus 450 bps),
6.742%, 8–27–25	10,800	10,886

Total Health Care – 0.8%		25,807
Industrials

Construction & Engineering – 0.3%
McDermott Technology (Americas), Inc. (ICE LIBOR plus 500 bps),
7.242%, 5–10–25	9,785	9,917

Total Industrials – 0.3%		9,917
Information Technology

Application Software – 0.4%
Avaya, Inc. (ICE LIBOR plus 425 bps),
6.408%, 12–15–24	11,731	11,827

Total Information Technology – 0.4%		11,827
Materials

Construction Materials – 0.5%
Hillman Group, Inc. (The),
0.000%, 5–31–25 (K)	3,908	3,862
Hillman Group, Inc. (The) (ICE LIBOR plus 350 bps),
5.742%, 5–31–25	11,755	11,617

		15,479

Total Materials – 0.5%		15,479

LOANS (I) (Continued)	Principal	Value
Telecommunication Services

Integrated Telecommunication Services – 0.6%
West Corp. (3-Month ICE LIBOR plus 400 bps),
6.242%, 10–10–24	$19,676	$19,605

Total Telecommunication Services – 0.6%		19,605

TOTAL LOANS – 4.3%		$134,007
(Cost: $133,469)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Inflation Protected Obligations – 3.1%
U.S. Treasury Notes:
0.125%, 4–15–21	28,435	27,853
0.625%, 1–15–26	44,570	43,621
1.000%, 2–15–46	24,794	24,466

		95,940

Treasury Obligations – 1.0%
U.S. Treasury Bonds,
2.750%, 8–15–47	35,782	32,753

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 4.1%		$128,693
(Cost: $135,105)

BULLION – 4.7%	Troy Ounces
Gold	122	145,900

(Cost: $144,464)

SHORT-TERM SECURITIES	Principal
Commercial Paper (L) – 2.7%
Comcast Corp.:
2.352%, 10–9–18	$10,000	9,992
2.760%, 10–16–18	5,000	4,994
Commercial Bank PSQC (GTD by Wells Fargo Bank N.A.),
2.130%, 10–29–18	6,000	5,987
Diageo Capital plc (GTD by Diageo plc),
2.870%, 10–11–18	7,000	6,994
McCormick & Co., Inc.:
2.230%, 10–1–18	6,823	6,821
2.251%, 10–2–18	5,000	4,999
Northern Illinois Gas Co.,
2.200%, 10–12–18	10,000	9,991
United Technologies Corp.,
2.600%, 11–26–18	5,000	4,980

SHORT-TERM SECURITIES (Continued)	Principal	Value
Commercial Paper (L) (Continued)
Walgreens Boots Alliance, Inc.:
2.360%, 10–1–18	$21,000	$20,996
2.850%, 10–12–18	5,000	4,995
Wisconsin Electric Power Co.,
2.250%, 10–4–18	4,000	3,998

		84,747

Master Note – 0.0%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
2.470%, 10–5–18 (M)	204	204

Money Market Funds – 1.3%
Dreyfus Institutional Preferred Government Money Market Fund – Institutional Shares,
2.140%, (N)(O)	40,379	40,379

Municipal Obligations – 0.0%
Univ of KS Hosp Auth, Var Rate Demand Hlth Fac Rev Bonds (KU Hlth Sys), Ser 2004 (GTD by U.S. Bank N.A.) (BVAL plus 17 bps),
1.670%, 10–1–18 (M)	1,155	1,155

United States Government Agency Obligations – 1.2%
Overseas Private Investment Corp. (GTD by U.S. Government) (3-Month U.S. TB Rate):
2.170%, 10–7–18 (M)	8,000	8,000
2.200%, 10–7–18 (M)	2,500	2,500
2.220%, 10–7–18 (M)	12,000	12,000
2.240%, 10–7–18 (M)	16,500	16,500

		39,000

TOTAL SHORT-TERM SECURITIES – 5.2%		$165,485
(Cost: $165,503)

TOTAL INVESTMENT SECURITIES – 103.1%		$3,228,383
(Cost: $3,369,971)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (3.1)%		(97,787)

NET ASSETS – 100.0%		$3,130,596

Notes to Consolidated Schedule of Investments

*	Not shown due to rounding.

(A)	Listed on an exchange outside the United States.

(B)	No dividends were paid during the preceding 12 months.

2018	SEMIANNUAL REPORT	11

CONSOLIDATED SCHEDULE OF INVESTMENTS	IVY ASSET STRATEGY FUND (in thousands)

SEPTEMBER 30, 2018 (UNAUDITED)

(C)	All or a portion of securities with an aggregate value of $41,007 are on loan.

(D)	Restricted securities. At September 30, 2018, the Fund owned the following restricted securities:

Security	Acquisition Date(s)	Shares	Cost	Market Value
Media Group Holdings LLC, Series H	8–29–13 to 10–31–13	640	$448,211	$—	*
Media Group Holdings LLC, Series T	7–2–13 to 1–23–15	80	168,531	5,741

			$616,742	$5,741

The total value of these securities represented 0.2% of net assets at September 30, 2018.

(E)	Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund and consolidated as described in Note 5 of the Notes to Financial Statements.

(F)	Deemed to be an affiliate due to the Fund owning at least 5% of the voting securities.

(G)	Securities whose value was determined using significant unobservable inputs.

(H)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2018 the total value of these securities amounted to $174,175 or 5.6% of net assets.

(I)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2018. Description of the reference rate and spread, if applicable, are included in the security description.

(J)	Other Government Securities may include emerging markets sovereign, quasi-sovereign, corporate and supranational agency and organization debt securities.

(K)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.

(L)	Rate shown is the yield to maturity at September 30, 2018.

(M)

Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(N)	Investment made with cash collateral received from securities on loan.

(O)	Rate shown is the annualized 7-day yield at September 30, 2018.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of September 30, 2018. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$249,565	$—	$5,741
Consumer Staples	267,779	—	—
Energy	165,262	—	—
Financials	358,369	—	—
Health Care	217,818	—	—
Industrials	302,873	—	—
Information Technology	601,280	—	—
Materials	49,327	—	—
Telecommunication Services	28,874	—	—
Total Common Stocks	$2,241,147	$—	$5,741
Corporate Debt Securities	—	351,464	—
Other Government Securities	—	55,946	—
Loans	—	122,829	11,178
United States Government Obligations	—	128,693	—
Bullion	145,900	—	—
Short-Term Securities	40,379	125,106	—
Total	$2,427,426	$784,038	$16,919

12	SEMIANNUAL REPORT	2018

CONSOLIDATED SCHEDULE OF INVESTMENTS	IVY ASSET STRATEGY FUND (in thousands)

SEPTEMBER 30, 2018 (UNAUDITED)

During the period ended September 30, 2018, securities totaling $708,640 were transferred from Level 2 to Level 1. These transfers were the result of fair value procedures applied to international securities due to significant market movement of the S&P 500 on March 31, 2018. Transfers out of Level 2 represent the values as of the beginning of the reporting period.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

BVAL = Bloomberg Valuation Municipal AAA Benchmark

GTD = Guaranteed

ICE = IntercontinentalExchange

LIBOR = London Interbank Offered Rate

TB = Treasury Bill

Country Diversification
(as a % of net assets)
United States	51.8%
France	5.7%
China	4.5%
United Kingdom	4.2%
Japan	3.6%
Netherlands	3.5%
Switzerland	3.5%
India	2.4%
Hong Kong	2.1%
Luxembourg	1.5%
Ireland	1.4%
Argentina	1.3%
Taiwan	1.1%
Italy	1.0%
Sweden	1.0%
Other Countries	4.6%
Other+	6.8%

+	Includes gold bullion, cash and other assets (net of liabilities), and cash equivalents

See Accompanying Notes to Financial Statements.

2018	SEMIANNUAL REPORT	13

PORTFOLIO HIGHLIGHTS	IVY BALANCED FUND

ALL DATA IS AS OF SEPTEMBER 30, 2018 (UNAUDITED)

Asset Allocation

Stocks	68.5%
Information Technology	15.4%
Financials	11.1%
Industrials	10.2%
Health Care	10.1%
Consumer Discretionary	7.7%
Energy	7.4%
Materials	4.2%
Consumer Staples	2.4%
Bonds	29.9%
Corporate Debt Securities	20.5%
United States Government and Government Agency Obligations	8.4%
Asset-Backed Securities	0.4%
Loans	0.4%
Other Government Securities	0.2%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	1.6%

Top 10 Equity Holdings

Company	Sector	Industry
Microsoft Corp.	Information Technology	Systems Software
Union Pacific Corp.	Industrials	Railroads
Apple, Inc.	Information Technology	Technology Hardware, Storage & Peripherals
Autodesk, Inc.	Information Technology	Application Software
Lowe’s Co., Inc.	Consumer Discretionary	Home Improvement Retail
Intercontinental Exchange, Inc.	Financials	Financial Exchanges & Data
UnitedHealth Group, Inc.	Health Care	Managed Health Care
PNC Financial Services Group, Inc. (The)	Financials	Regional Banks
MasterCard, Inc., Class A	Information Technology	Data Processing & Outsourced Services
Chevron Corp.	Energy	Integrated Oil & Gas

See your advisor or www.ivyinvestments.com for more information on the Fund’s most recently published Top 10 Equity Holdings.

+

Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

14	SEMIANNUAL REPORT	2018

SCHEDULE OF INVESTMENTS	IVY BALANCED FUND (in thousands)

SEPTEMBER 30, 2018 (UNAUDITED)

COMMON STOCKS	Shares	Value
Consumer Discretionary

Automotive Retail – 0.6%
O’Reilly Automotive, Inc. (A)	51	$17,817

Casinos & Gaming – 1.6%
Las Vegas Sands, Inc.	784	46,539

General Merchandise Stores – 1.5%
Dollar General Corp.	395	43,201

Home Improvement Retail – 2.1%
Lowe’s Co., Inc.	534	61,266

Hotels, Resorts & Cruise Lines – 0.5%
Carnival Corp.	237	15,126

Restaurants – 1.4%
YUM! Brands, Inc.	454	41,282

Total Consumer Discretionary – 7.7%		225,231
Consumer Staples

Brewers – 0.4%
Anheuser-Busch InBev S.A. ADR	144	12,592

Packaged Foods & Meats – 1.2%
General Mills, Inc.	462	19,831
Hershey Foods Corp.	143	14,540

		34,371

Tobacco – 0.8%
Philip Morris International, Inc.	268	21,828

Total Consumer Staples – 2.4%		68,791
Energy

Integrated Oil & Gas – 1.8%
Chevron Corp.	423	51,737

Oil & Gas Equipment & Services – 1.6%
Schlumberger Ltd.	744	45,300

Oil & Gas Exploration & Production – 1.2%
Cimarex Energy Co.	377	35,076

Oil & Gas Storage & Transportation – 1.3%
Enterprise Products Partners L.P.	1,331	38,250

Total Energy – 5.9%		170,363
Financials

Asset Management & Custody Banks – 1.5%
Blackstone Group L.P. (The)	1,149	43,742

Diversified Banks – 2.6%
Northern Trust Corp.	439	44,866
U.S. Bancorp	572	30,184

		75,050

COMMON STOCKS (Continued)	Shares	Value
Financial Exchanges & Data – 2.1%
Intercontinental Exchange, Inc.	795	$59,556

Investment Banking & Brokerage – 1.4%
Goldman Sachs Group, Inc. (The)	176	39,433

Other Diversified Financial Services – 1.6%
JPMorgan Chase & Co.	419	47,319

Regional Banks – 1.9%
PNC Financial Services Group, Inc. (The)	409	55,640

Total Financials – 11.1%		320,740
Health Care

Biotechnology – 2.0%
Biogen, Inc. (A)	83	29,377
BioMarin Pharmaceutical, Inc. (A)	296	28,713

		58,090

Health Care Equipment – 1.5%
Medtronic plc	448	44,094

Health Care Services – 1.0%
Laboratory Corp. of America Holdings (A)	171	29,691

Managed Health Care – 3.3%
Anthem, Inc.	130	35,502
UnitedHealth Group, Inc.	223	59,234

		94,736

Pharmaceuticals – 2.3%
Jazz Pharmaceuticals plc (A)	170	28,557
Pfizer, Inc.	836	36,860

		65,417

Total Health Care – 10.1%		292,028
Industrials

Aerospace & Defense – 2.1%
Boeing Co. (The)	100	37,041
United Technologies Corp.	176	24,600

		61,641

Agricultural & Farm Machinery – 1.1%
Deere & Co.	208	31,216

Airlines – 1.2%
Delta Air Lines, Inc.	620	35,837

Electrical Components & Equipment – 1.1%
Emerson Electric Co.	420	32,194

Environmental & Facilities Services – 0.7%
Stericycle, Inc. (A)	327	19,165

Railroads – 2.2%
Union Pacific Corp.	384	62,445

COMMON STOCKS (Continued)	Shares	Value
Research & Consulting Services – 0.7%
Verisk Analytics, Inc., Class A (A)	172	$20,735

Trucking – 1.1%
Knight Transportation, Inc.	890	30,684

Total Industrials – 10.2%		293,917
Information Technology

Application Software – 2.1%
Autodesk, Inc. (A)	397	61,937

Data Processing & Outsourced Services – 1.8%
MasterCard, Inc., Class A	239	53,260

Semiconductor Equipment – 1.3%
Applied Materials, Inc.	933	36,043

Semiconductors – 5.8%
Broadcom Corp., Class A	196	48,359
Intel Corp.	860	40,690
Microchip Technology, Inc.	426	33,612
QUALCOMM, Inc.	638	45,948

		168,609

Systems Software – 2.2%
Microsoft Corp.	559	63,921

Technology Hardware, Storage & Peripherals – 2.2%
Apple, Inc.	275	62,079

Total Information Technology – 15.4%		445,849
Materials

Commodity Chemicals – 1.3%
LyondellBasell Industries N.V., Class A	354	36,278

Specialty Chemicals – 2.3%
Ecolab, Inc.	196	30,768
PPG Industries, Inc.	338	36,897

		67,665

Total Materials – 3.6%		103,943

TOTAL COMMON STOCKS – 66.4%		$1,920,862
(Cost: $1,503,683)

PREFERRED STOCKS
Energy

Integrated Oil & Gas – 1.5%
Hess Corp., Convertible, 8.000%	555	44,111

Total Energy – 1.5%		44,111

2018	SEMIANNUAL REPORT	15

SCHEDULE OF INVESTMENTS	IVY BALANCED FUND (in thousands)

SEPTEMBER 30, 2018 (UNAUDITED)

PREFERRED STOCKS (Continued)	Shares	Value
Materials

Commodity Chemicals – 0.6%
A. Schulman, Inc., Convertible, 6.000% (A)	17	$17,078

Total Materials – 0.6%		17,078

TOTAL PREFERRED STOCKS – 2.1%		$61,189
(Cost: $46,597)

ASSET-BACKED SECURITIES	Principal
AerCap Ireland Capital Ltd. and AerCap Global Aviation Trust:
3.500%, 1–15–25	$2,000	1,884
3.650%, 7–21–27	4,250	3,895
3.875%, 1–23–28	2,750	2,550
American Airlines Class AA Pass Through Certificates, Series 2017-2,
3.350%, 10–15–29	4,000	3,820

TOTAL ASSET-BACKED SECURITIES – 0.4%		$12,149
(Cost: $12,989)

CORPORATE DEBT SECURITIES
Consumer Discretionary

Auto Parts & Equipment – 0.2%
Lear Corp.,
3.800%, 9–15–27	5,250	4,871

Cable & Satellite – 0.2%
Charter Communications Operating LLC and Charter Communications Operating Capital Corp.,
5.375%, 4–1–38	1,000	968
Comcast Corp. (GTD by Comcast Cable Communicationsand NBCUniversal),
3.900%, 3–1–38	3,500	3,201

		4,169

Homebuilding – 0.0%
Toll Brothers Finance Corp.,
4.350%, 2–15–28	1,250	1,147

Hotels, Resorts & Cruise Lines – 0.2%
Marriott International, Inc.,
4.000%, 4–15–28	1,500	1,468
Royal Caribbean Cruises Ltd.,
3.700%, 3–15–28	5,000	4,634

		6,102

Internet & Direct Marketing Retail – 0.1%
Amazon.com, Inc.,
2.800%, 8–22–24	4,000	3,863

Restaurants – 0.1%
McDonalds Corp.,
4.450%, 3–1–47	1,000	980

Total Consumer Discretionary – 0.8%		21,132

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Consumer Staples

Brewers – 0.1%
Molson Coors Brewing Co.,
3.000%, 7–15–26	$2,300	$2,086

Distillers & Vintners – 0.1%
Bacardi Ltd.,
4.450%, 5–15–25 (B)	2,750	2,741

Drug Retail – 0.0%
CVS Health Corp.,
4.100%, 3–25–25	1,000	997

Food Distributors – 0.1%
Sysco Corp.:
3.550%, 3–15–25	1,500	1,467
4.450%, 3–15–48	1,500	1,461

		2,928

Household Products – 0.2%
Clorox Co. (The),
3.100%, 10–1–27	3,000	2,816
Colgate-Palmolive Co.,
3.700%, 8–1–47 (C)	2,500	2,357

		5,173

Tobacco – 0.2%
BAT International Finance plc,
2.750%, 6–15–20 (B)	6,400	6,333

Total Consumer Staples – 0.7%		20,258
Energy

Integrated Oil & Gas – 0.5%
Hess Corp.,
4.300%, 4–1–27	12,450	12,066
Petroleos Mexicanos,
5.350%, 2–12–28 (B)	1,500	1,414

		13,480

Oil & Gas Drilling – 0.8%
Nabors Industries Ltd., Convertible,
0.750%, 1–15–24	30,100	23,415

Oil & Gas Equipment & Services – 0.1%
Baker Hughes, a GE Co. LLC and Baker Hughes Co-Obligor, Inc.,
3.337%, 12–15–27	3,000	2,819

Oil & Gas Exploration & Production – 0.4%
Concho Resources, Inc.,
4.375%, 1–15–25	10,900	10,973

Oil & Gas Storage & Transportation – 1.5%
Colorado Interstate Gas Co.,
4.150%, 8–15–26 (B)	8,340	8,160
Hornbeck Offshore Services, Inc., Convertible,
1.500%, 9–1–19	20,013	17,636
Plains All American Pipeline L.P. and PAA Finance Corp.,
4.650%, 10–15–25	5,500	5,556

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Oil & Gas Storage & Transportation (Continued)
Sunoco Logistics Partners Operations L.P. (GTD by Energy Transfer Partners L.P.),
4.000%, 10–1–27	$3,000	$2,847
Transcontinental Gas Pipe Line Co. LLC,
4.600%, 3–15–48	2,000	1,943
Williams Partners L.P.:
3.600%, 3–15–22	5,000	4,970
3.750%, 6–15–27	2,000	1,908
4.850%, 3–1–48	1,500	1,448

		44,468

Total Energy – 3.3%		95,155
Financials

Asset Management & Custody Banks – 0.4%
Ares Capital Corp.:
4.875%, 11–30–18	300	301
4.250%, 3–1–25	10,000	9,586

		9,887

Consumer Finance – 0.6%
Capital One Financial Corp.,
3.300%, 10–30–24	7,000	6,662
General Motors Financial Co., Inc. (GTD by AmeriCredit Financial Services, Inc.):
3.450%, 4–10–22	1,500	1,476
3.700%, 5–9–23	1,850	1,809
3.500%, 11–7–24	3,500	3,296
4.350%, 4–9–25	1,000	982
Hyundai Capital America,
2.550%, 4–3–20 (B)	2,500	2,458

		16,683

Diversified Banks – 2.7%
Australia and New Zealand Banking Group Ltd.,
4.400%, 5–19–26 (B)	11,950	11,725
Bank of America Corp.:
3.419%, 12–20–28	1,000	938
5.875%, 9–15–66	1,000	991
Bank of Montreal,
3.803%, 12–15–32	9,000	8,409
Barclays plc,
5.200%, 5–12–26	8,200	8,057
DBS Group Holdings Ltd.,
2.246%, 7–16–19 (B)	5,750	5,712
HSBC Holdings plc,
3.400%, 3–8–21	8,750	8,729
ING Bank N.V.,
2.500%, 10–1–19 (B)	2,500	2,486
Mizuho Bank Ltd.,
2.650%, 9–25–19 (B)	1,700	1,695
Santander Holdings USA, Inc.,
3.400%, 1–18–23	2,000	1,928
Societe Generale S.A.,
4.250%, 4–14–25 (B)	4,500	4,339
Standard Chartered plc,
2.250%, 4–17–20 (B)	16,600	16,287

16	SEMIANNUAL REPORT	2018

SCHEDULE OF INVESTMENTS	IVY BALANCED FUND (in thousands)

SEPTEMBER 30, 2018 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Diversified Banks (Continued)
Sumitomo Mitsui Banking Corp.,
2.450%, 1–16–20	$2,000	$1,982
U.S. Bancorp,
3.100%, 4–27–26	4,400	4,158

		77,436

Investment Banking & Brokerage – 1.1%
BGC Partners, Inc.,
5.375%, 12–9–19	4,500	4,571
Credit Suisse Group Funding (Guernsey) Ltd.,
2.750%, 3–26–20	6,500	6,442
Goldman Sachs Group, Inc. (The):
2.905%, 7–24–23	6,000	5,795
3.272%, 9–29–25	7,000	6,686
5.700%, 12–29–49	2,300	2,319
Morgan Stanley,
3.591%, 7–22–28	9,000	8,534

		34,347

Life & Health Insurance – 0.3%
Northwestern Mutual Life Insurance Co. (The),
3.850%, 9–30–47 (B)	5,000	4,575
Sumitomo Life Insurance Co.,
4.000%, 9–14–77 (B)	5,000	4,665

		9,240

Multi-Line Insurance – 0.3%
Aon plc (GTD by Aon Corp.),
2.800%, 3–15–21	9,500	9,330

Other Diversified Financial Services – 2.0%
Citigroup, Inc.:
5.950%, 12–29–49	14,600	14,787
6.250%, 12–29–49	7,250	7,567
JPMorgan Chase & Co.:
5.000%, 12–29–49 (C)	7,700	7,758
5.300%, 11–1–65	2,750	2,812
JPMorgan Chase & Co. (3-Month U.S. LIBOR plus 347 bps),
5.809%, 4–29–49 (D)	14,260	14,321
PennantPark Investment Corp.,
4.500%, 10–1–19	9,000	9,048

		56,293

Property & Casualty Insurance – 0.2%
Berkshire Hathaway Finance Corp. (GTD by Berkshire Hathaway, Inc.),
2.200%, 3–15–21	3,800	3,725
Markel Corp.,
3.500%, 11–1–27	4,000	3,723

		7,448

Regional Banks – 1.0%
Citizens Financial Group, Inc.,
3.750%, 7–1–24	14,900	14,286
PNC Bank N.A.,
3.250%, 6–1–25	6,500	6,300

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Regional Banks (Continued)
SunTrust Banks, Inc.,
5.625%, 12–29–49	$7,600	$7,724

		28,310

Specialized Finance – 0.3%
Diamond 1 Finance Corp. and Diamond 2 Finance Corp.,
5.450%, 6–15–23 (B)	5,300	5,567
Syngenta Finance N.V.,
5.182%, 4–24–28 (B)	3,300	3,156

		8,723

Total Financials – 8.9%		257,697
Health Care

Biotechnology – 0.2%
Amgen, Inc.,
2.125%, 5–1–20	7,000	6,890

Health Care Distributors – 0.1%
AmerisourceBergen Corp.,
3.450%, 12–15–27	3,000	2,798

Health Care Equipment – 0.2%
Zimmer Holdings, Inc.,
2.700%, 4–1–20	4,650	4,605

Health Care Services – 0.3%
Quest Diagnostics, Inc.,
3.450%, 6–1–26	8,220	7,805

Health Care Supplies – 0.2%
Shire Acquisitions Investments Ireland Designated Activity Co.,
2.875%, 9–23–23	7,000	6,675

Pharmaceuticals – 0.7%
Celgene Corp.,
3.450%, 11–15–27	4,500	4,199
Forest Laboratories, Inc.,
5.000%, 12–15–21 (B)	7,500	7,778
Johnson & Johnson,
3.400%, 1–15–38	9,000	8,373

		20,350

Total Health Care – 1.7%		49,123
Industrials

Aerospace & Defense – 0.3%
Huntington Ingalls Industries, Inc.,
3.483%, 12–1–27	4,000	3,746
Northrop Grumman Corp.,
3.250%, 1–15–28	5,500	5,172

		8,918

Agricultural & Farm Machinery – 0.1%
CNH Industrial N.V.,
3.850%, 11–15–27	3,000	2,837

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Air Freight & Logistics – 0.1%
FedEx Corp.,
4.050%, 2–15–48	$3,500	$3,133

Airlines – 0.5%
Aviation Capital Group LLC,
3.500%, 11–1–27 (B)	8,250	7,527
Southwest Airlines Co.,
2.650%, 11–5–20	5,525	5,446

		12,973

Building Products – 0.1%
Owens Corning,
4.400%, 1–30–48	3,200	2,646

Electrical Components & Equipment – 0.2%
Hubbell, Inc.,
3.500%, 2–15–28	7,000	6,608

Environmental & Facilities Services – 0.2%
Waste Management, Inc. (GTD by Waste Management Holdings, Inc.),
3.150%, 11–15–27	6,000	5,708

Industrial Conglomerates – 0.1%
3M Co.,
2.875%, 10–15–27	3,000	2,836

Railroads – 0.0%
Kansas City Southern de Mexico S.A. de C.V.,
2.350%, 5–15–20	1,649	1,617

Total Industrials – 1.6%		47,276
Information Technology

Internet Software & Services – 0.0%
Tencent Holdings Ltd.,
3.595%, 1–19–28 (B)	550	520

IT Consulting & Other Services – 0.2%
Keysight Technologies, Inc.,
4.600%, 4–6–27	4,500	4,498

Total Information Technology – 0.2%		5,018
Materials

Diversified Metals & Mining – 0.2%
Anglo American Capital plc,
3.625%, 9–11–24 (B)	2,000	1,904
Anglo American plc,
4.125%, 4–15–21 (B)	3,500	3,518

		5,422

Fertilizers & Agricultural Chemicals – 0.2%
Mosaic Co. (The),
4.050%, 11–15–27	6,000	5,802

Paper Packaging – 0.2%
WestRock Co.,
3.000%, 9–15–24 (B)	7,000	6,616

2018	SEMIANNUAL REPORT	17

SCHEDULE OF INVESTMENTS	IVY BALANCED FUND (in thousands)

SEPTEMBER 30, 2018 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Specialty Chemicals – 0.2%
Ecolab, Inc.:
3.250%, 12–1–27	$3,000	$2,878
3.950%, 12–1–47	3,000	2,845

		5,723

Total Materials – 0.8%		23,563
Real Estate

Health Care REITs – 0.2%
Senior Housing Properties Trust,
4.750%, 2–15–28	5,500	5,315

Industrial REITs – 0.1%
Air Lease Corp.,
3.250%, 3–1–25	3,500	3,270

Specialized REITs – 1.2%
American Tower Corp.:
2.250%, 1–15–22	10,500	10,021
4.700%, 3–15–22	2,540	2,623
3.375%, 10–15–26	5,080	4,729
3.600%, 1–15–28	4,500	4,202
American Tower Trust I,
3.652%, 3–23–28 (B)	2,000	1,962
Crown Castle International Corp.:
5.250%, 1–15–23	2,217	2,324
3.200%, 9–1–24	1,000	951
3.700%, 6–15–26	4,200	4,012
3.650%, 9–1–27	4,000	3,756

		34,580

Total Real Estate – 1.5%		43,165
Telecommunication Services

Integrated Telecommunication Services – 0.4%
AT&T, Inc.:
4.125%, 2–17–26	2,850	2,815
4.900%, 8–15–37 (B)	500	477
5.150%, 2–15–50 (B)	3,000	2,835
Sprint Spectrum Co. LLC and Sprint Spectrum Co. II LLC,
4.738%, 3–20–25 (B)	1,500	1,499
Verizon Communications, Inc.,
4.500%, 8–10–33	4,000	3,968

		11,594

Total Telecommunication Services – 0.4%		11,594
Utilities

Electric Utilities – 0.5%
Duke Energy Corp.,
3.150%, 8–15–27	2,500	2,324
Edison International,
4.125%, 3–15–28	2,000	1,978
Entergy Texas, Inc.,
2.550%, 6–1–21	3,900	3,797
Exelon Corp.,
2.450%, 4–15–21	4,300	4,179

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Electric Utilities (Continued)
Kansas City Power & Light Co.,
4.200%, 3–15–48	$1,000	$957

		13,235

Multi-Utilities – 0.1%
Berkshire Hathaway Energy Co.:
3.250%, 4–15–28	1,000	946
3.800%, 7–15–48	3,000	2,704

		3,650

Total Utilities – 0.6%		16,885

TOTAL CORPORATE DEBT SECURITIES – 20.5%		$590,866
(Cost: $611,424)

OTHER GOVERNMENT SECURITIES (E)
Mexico – 0.1%
United Mexican States,
3.750%, 1–11–28	2,000	1,905

Spain – 0.1%
Telefonica Emisiones S.A.U.,
4.665%, 3–6–38	1,500	1,407

TOTAL OTHER GOVERNMENT SECURITIES – 0.2%		$3,312
(Cost: $3,492)

LOANS (D)
Industrials

Industrial Machinery – 0.4%
Dynacast International LLC (ICE LIBOR plus 850 bps),
10.886%, 1–30–23 (F)	10,981	10,816

Total Industrials – 0.4%		10,816

TOTAL LOANS – 0.4%		$10,816
(Cost: $10,821)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Agency Obligations – 0.0%
National Archives Facility Trust,
8.500%, 9–1–19	406	421

Mortgage-Backed Obligations – 1.4%
Federal Home Loan Mortgage Corp. Fixed Rate Participation Certificates:
6.500%, 12–1–31	22	24
6.500%, 1–1–32	26	29
4.500%, 6–1–44	7,525	7,798
3.000%, 6–15–45	9,796	9,650

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS (Continued)	Principal	Value
Mortgage-Backed Obligations (Continued)
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
4.500%, 9–1–19	$57	$57
6.500%, 10–1–28	26	28
6.500%, 2–1–29	4	4
3.500%, 6–25–29	5,944	5,955
7.000%, 11–1–31	35	38
6.500%, 2–1–32	26	29
7.000%, 2–1–32	39	43
7.000%, 3–1–32	17	19
7.000%, 7–1–32	23	26
6.500%, 9–1–32	20	22
5.500%, 5–1–33	17	18
5.500%, 6–1–33	15	16
4.500%, 11–1–43	6,475	6,774
3.000%, 10–25–46	9,708	9,475
Government National Mortgage Association Fixed Rate Pass-Through Certificates,
6.500%, 8–15–28	9	10

		40,015

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 1.4%		$40,436
(Cost: $42,902)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Inflation Protected Obligations – 3.8%
U.S. Treasury Notes:
0.125%, 7–15–26	42,579	40,156
2.125%, 2–15–40	37,776	45,637
1.000%, 2–15–46	25,419	25,083

		110,876

Treasury Obligations – 3.2%
U.S. Treasury Bonds:
2.250%, 11–15–25	12,870	12,234
3.750%, 8–15–41	1,750	1,910
2.750%, 11–15–47	8,000	7,319
U.S. Treasury Notes:
2.625%, 8–31–20 (C)	10,500	10,463
1.875%, 4–30–22	1,800	1,737
2.000%, 7–31–22	8,480	8,198
2.000%, 10–31–22	6,520	6,287
2.125%, 12–31–22	2,000	1,935
2.750%, 11–15–23	1,500	1,486
2.250%, 12–31–24	1,875	1,796
2.875%, 4–30–25	1,500	1,488
2.875%, 5–31–25	8,300	8,233
1.500%, 8–15–26	6,500	5,805
2.250%, 2–15–27	7,250	6,826
2.375%, 5–15–27	2,000	1,899
2.250%, 8–15–27	2,000	1,876
2.750%, 2–15–28	6,250	6,095
2.875%, 5–15–28	5,500	5,418

		91,005

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 7.0%		$201,881
(Cost: $209,597)

18	SEMIANNUAL REPORT	2018

SCHEDULE OF INVESTMENTS	IVY BALANCED FUND (in thousands)

SEPTEMBER 30, 2018 (UNAUDITED)

SHORT-TERM SECURITIES	Principal	Value
Commercial Paper (G) – 1.1%
Commercial Bank PSQC (GTD by Wells Fargo Bank N.A.),
2.130%, 10–29–18	$7,000	$6,985
J.M. Smucker Co. (The),
2.400%, 10–1–18	3,116	3,115
McCormick & Co., Inc.,
2.230%, 10–1–18	12,577	12,574
Wisconsin Electric Power Co.,
2.252%, 10–3–18	4,000	3,999
Wisconsin Gas LLC,
2.170%, 10–2–18	5,000	4,999

		31,672

SHORT-TERM SECURITIES (Continued)	Principal	Value
Master Note – 0.1%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
2.470%, 10–5–18 (H)	$3,029	$3,029

Money Market Funds – 0.5%
Dreyfus Institutional Preferred Government Money Market Fund – Institutional Shares,
2.140%, (I)(J)	13,501	13,501

Value

TOTAL SHORT-TERM SECURITIES – 1.7%	$48,202
(Cost: $48,209)

TOTAL INVESTMENT SECURITIES – 100.1%	$2,889,713
(Cost: $2,489,714)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.1)%	(4,164)

NET ASSETS – 100.0%	$2,885,549

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2018 the total value of these securities amounted to $115,949 or 4.0% of net assets.

(C)	All or a portion of securities with an aggregate value of $13,196 are on loan.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2018. Description of the reference rate and spread, if applicable, are included in the security description.

(E)	Other Government Securities may include emerging markets sovereign, quasi-sovereign, corporate and supranational agency and organization debt securities.

(F)	Securities whose value was determined using significant unobservable inputs.

(G)	Rate shown is the yield to maturity at September 30, 2018.

(H)

Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(I)	Investment made with cash collateral received from securities on loan.

(J)	Rate shown is the annualized 7-day yield at September 30, 2018.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of September 30, 2018. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$1,920,862	$—	$—
Preferred Stocks	44,111	17,078	—
Asset-Backed Securities	—	12,149	—
Corporate Debt Securities	—	590,866	—
Other Government Securities	—	3,312	—
Loans	—	—	10,816
United States Government Agency Obligations	—	40,436	—
United States Government Obligations	—	201,881	—
Short-Term Securities	13,501	34,701	—
Total	$1,978,474	$900,423	$10,816

During the period ended September 30, 2018, there were no transfers between any levels.

2018	SEMIANNUAL REPORT	19

SCHEDULE OF INVESTMENTS	IVY BALANCED FUND (in thousands)

SEPTEMBER 30, 2018 (UNAUDITED)

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

ICE = IntercontinentalExchange

LIBOR = London Interbank Offered Rate

REIT = Real Estate Investment Trust

See Accompanying Notes to Financial Statements.

20	SEMIANNUAL REPORT	2018

PORTFOLIO HIGHLIGHTS	IVY ENERGY FUND

ALL DATA IS AS OF SEPTEMBER 30, 2018 (UNAUDITED)

Asset Allocation

Stocks	99.7%
Energy	95.8%
Information Technology	2.6%
Industrials	1.3%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	0.3%

Country Weightings

North America	90.9%
United States	88.9%
Other North America	2.0%
Europe	8.8%
United Kingdom	4.0%
Other Europe	4.8%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	0.3%

Top 10 Equity Holdings

Company	Country	Sector	Industry
Concho Resources, Inc.	United States	Energy	Oil & Gas Exploration & Production
Continental Resources, Inc.	United States	Energy	Oil & Gas Exploration & Production
EOG Resources, Inc.	United States	Energy	Oil & Gas Exploration & Production
WPX Energy, Inc.	United States	Energy	Oil & Gas Exploration & Production
Diamondback Energy, Inc.	United States	Energy	Oil & Gas Exploration & Production
Parsley Energy, Inc., Class A	United States	Energy	Oil & Gas Exploration & Production
Whiting Petroleum Corp.	United States	Energy	Oil & Gas Exploration & Production
Oasis Petroleum LLC	United States	Energy	Oil & Gas Exploration & Production
Pioneer Natural Resources Co.	United States	Energy	Oil & Gas Exploration & Production
Halliburton Co.	United States	Energy	Oil & Gas Equipment & Services

See your advisor or www.ivyinvestments.com for more information on the Fund’s most recent published Top 10 Equity Holdings.

+

Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

2018	SEMIANNUAL REPORT	21

SCHEDULE OF INVESTMENTS	IVY ENERGY FUND (in thousands)

SEPTEMBER 30, 2018 (UNAUDITED)

COMMON STOCKS	Shares	Value
Energy

Integrated Oil & Gas – 3.4%
Chevron Corp.	64	$7,869
Suncor Energy, Inc.	297	11,479

		19,348

Oil & Gas Drilling – 7.3%
Ensco plc	1,581	13,344
Patterson-UTI Energy, Inc.	811	13,869
Transocean, Inc. (A)(B)	1,071	14,936

		42,149

Oil & Gas Equipment & Services – 24.6%
C&J Energy Services, Inc. (A)	375	7,793
Cactus, Inc., Class A (A)	329	12,594
Core Laboratories N.V.	107	12,388
Dril-Quip, Inc. (A)	217	11,349
FMC Technologies, Inc.	312	9,739
Forum Energy Technologies, Inc. (A)	920	9,527
FTS International, Inc. (A)	463	5,461
Halliburton Co.	505	20,448
Helix Energy Solutions Group, Inc. (A)	754	7,454
Liberty Oilfield Services, Inc., Class A (B)	199	4,294
National Oilwell Varco, Inc.	60	2,602
ProPetro Holding Corp. (A)	347	5,719
Schlumberger Ltd.	315	19,207
Superior Energy Services, Inc. (A)	1,250	12,171

		140,746

Oil & Gas Exploration & Production – 48.4%
Anadarko Petroleum Corp.	240	16,183
Centennial Resource Development, Inc., Class A (A)	438	9,563

COMMON STOCKS (Continued)	Shares	Value
Oil & Gas Exploration & Production (Continued)
Concho Resources, Inc. (A)	241	$36,875
Continental Resources, Inc. (A)	448	30,559
Devon Energy Corp.	303	12,118
Diamondback Energy, Inc.	160	21,691
EOG Resources, Inc.	187	23,804
Marathon Oil Corp.	809	18,839
Oasis Petroleum LLC (A)	1,454	20,620
Parsley Energy, Inc., Class A (A)	737	21,554
Pioneer Natural Resources Co.	117	20,459
Whiting Petroleum Corp. (A)	401	21,262
WPX Energy, Inc. (A)	1,167	23,482

		277,009

Oil & Gas Refining & Marketing – 8.8%
Marathon Petroleum Corp.	183	14,594
PBF Energy, Inc., Class A	179	8,909
Phillips 66	117	13,148
Valero Energy Corp.	119	13,548

		50,199

Oil & Gas Storage & Transportation – 3.3%
Energy Transfer Partners L.P.	314	6,993
Enterprise Products Partners L.P.	316	9,077
MPLX L.P.	83	2,862

		18,932

Total Energy – 95.8%		548,383
Industrials

Industrial Machinery – 1.3%
Dover Corp. (A)	164	7,157

Total Industrials – 1.3%		7,157

COMMON STOCKS (Continued)	Shares	Value
Information Technology

Data Processing & Outsourced Services – 2.6%
Wright Express Corp. (A)	73	$14,695

Total Information Technology – 2.6%		14,695

TOTAL COMMON STOCKS – 99.7%		$570,235
(Cost: $405,274)

SHORT-TERM SECURITIES	Principal
Master Note – 0.4%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
2.470%, 10–5–18 (C)	$2,503	2,503

Money Market Funds – 0.7%
Dreyfus Institutional Preferred Government Money Market Fund – Institutional Shares,
2.140%, (D)(E)	3,910	3,910

TOTAL SHORT-TERM SECURITIES – 1.1%		$6,413
(Cost: $6,413)

TOTAL INVESTMENT SECURITIES –100.8%		$576,648
(Cost: $411,687)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.8)%		(4,501)

NET ASSETS – 100.0%		$572,147

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	All or a portion of securities with an aggregate value of $8,702 are on loan.

(C)

Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(D)	Investment made with cash collateral received from securities on loan.

(E)	Rate shown is the annualized 7-day yield at September 30, 2018.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of September 30, 2018. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$570,235	$—	$—
Short-Term Securities	3,910	2,503	—
Total	$574,145	$2,503	$—

During the period ended September 30, 2018, there were no transfers between Level 1 and 2.

22	SEMIANNUAL REPORT	2018

SCHEDULE OF INVESTMENTS	IVY ENERGY FUND (in thousands)

SEPTEMBER 30, 2018 (UNAUDITED)

The following acronym is used throughout this schedule:

LIBOR = London Interbank Offered Rate

Country Diversification
(as a % of net assets)
United States	88.9%
United Kingdom	4.0%
Switzerland	2.6%
Netherlands	2.2%
Canada	2.0%
Other+	0.3%

+	Includes cash and other assets (net of liabilities), and cash equivalents

See Accompanying Notes to Financial Statements.

2018	SEMIANNUAL REPORT	23

PORTFOLIO HIGHLIGHTS	IVY LASALLE GLOBAL REAL ESTATE FUND

ALL DATA IS AS OF SEPTEMBER 30, 2018 (UNAUDITED)

Asset Allocation

Stocks	99.1%
Real Estate	98.2%
Telecommunication Services	0.9%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	0.9%

Country Weightings

North America	55.8%
United States	54.4%
Other North America	1.4%
Pacific Basin	26.8%
Japan	12.6%
Hong Kong	10.1%
Australia	4.0%
Other Pacific Basin	0.1%
Europe	16.5%
United Kingdom	5.5%
Germany	3.4%
Other Europe	7.6%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	0.9%

Top 10 Equity Holdings

Company	Country	Sector	Industry
Simon Property Group, Inc.	United States	Real Estate	Retail REITs
Sun Hung Kai Properties Ltd.	Hong Kong	Real Estate	Diversified Real Estate Activities
AvalonBay Communities, Inc.	United States	Real Estate	Residential REITs
Welltower, Inc.	United States	Real Estate	Health Care REITs
Equity Residential	United States	Real Estate	Residential REITs
Mitsubishi Estate Co. Ltd.	Japan	Real Estate	Diversified Real Estate Activities
Public Storage, Inc.	United States	Real Estate	Specialized REITs
Mitsui Fudosan Co. Ltd.	Japan	Real Estate	Diversified Real Estate Activities
Vornado Realty Trust	United States	Real Estate	Office REITs
Unibail-Rodamco-Westfield	France	Real Estate	Retail REITs

See your advisor or www.ivyinvestments.com for more information on the Fund’s most recent published Top 10 Equity Holdings.

+

Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

24	SEMIANNUAL REPORT	2018

SCHEDULE OF INVESTMENTS	IVY LASALLE GLOBAL REAL ESTATE FUND (in thousands)

SEPTEMBER 30, 2018 (UNAUDITED)

COMMON STOCKS	Shares	Value
Australia

Real Estate – 4.0%
Dexus	80	$609
GPT Group	105	395
Mirvac Group	226	394
Scentre Group	449	1,288

		2,686

Total Australia – 4.0%		2,686
Belgium

Real Estate – 0.2%
Warehouses De Pauw Comm VA	1	139

Total Belgium – 0.2%		139
Canada

Real Estate – 1.4%
Chartwell Retirement Residences	9	104
Choice Properties REIT	21	196
Cominar Real Estate Investment Trust	17	156
First Capital Realty, Inc.	11	164
H&R Real Estate Investment Trust	18	273
Northview Apartment REIT	4	83

		976

Total Canada – 1.4%		976
France

Real Estate – 3.4%
Gecina	3	530
Unibail-Rodamco-Westfield	9	1,720

		2,250

Total France – 3.4%		2,250
Germany

Real Estate – 3.4%
alstria office AG	25	370
LEG Immobilien AG	5	602
Vonovia SE	28	1,368

		2,340

Total Germany – 3.4%		2,340
Hong Kong

Real Estate – 10.1%
Hang Lung Properties Ltd.	460	899
Link (The)	161	1,584
Sun Hung Kai Properties Ltd.	215	3,131
Swire Properties Ltd.	297	1,124

		6,738

Total Hong Kong – 10.1%		6,738
Ireland

Real Estate – 0.8%
Hibernia REIT plc	103	170

COMMON STOCKS (Continued)	Shares		Value
Real Estate (Continued)
Irish Residential Properties REIT plc	208		$357

			527

Total Ireland – 0.8%			527
Japan

Real Estate – 12.6%
Daiwa Office Investment Corp.	—	*	452
Global One Corp.	—	*	323
Heiwa Real Estate Co. Ltd.	47		835
Ichigo Hotel Investment Corp.	—	*	134
Keihanshin Building Co. Ltd.	55		420
Kenedix Office Investment Corp.	—	*	300
MCUBS MidCity Investment Corp.	—	*	112
Mitsubishi Estate Co. Ltd.	140		2,374
Mitsui Fudosan Co. Ltd.	126		2,472
Nippon Building Fund, Inc.	—	*	578
ORIX JREIT, Inc.	—	*	484

			8,484

Total Japan – 12.6%			8,484
Singapore

Real Estate – 0.1%
Mapletree Commercial Trust	27		32
UOL Group Ltd.	21		103

			135

Total Singapore – 0.1%			135
Spain

Real Estate – 1.5%
Lar Espana Real Estate Socimi S.A.	33		339
Merlin Properties Socimi S.A.	52		704

			1,043

Total Spain – 1.5%			1,043
Sweden

Real Estate – 1.3%
Hufvudstaden AB	20		306
Wihlborgs Fastigheter AB	42		510

			816

Total Sweden – 1.3%			816
Switzerland

Real Estate – 0.4%
PSP Swiss Property Ltd., Registered Shares	3		262

Total Switzerland – 0.4%			262
United Kingdom

Real Estate – 5.5%
Big Yellow Group plc	29		351
Capital & Counties Properties plc	86		297
Derwent London plc	15		573
Great Portland Estates plc	79		693
Land Securities Group plc	110		1,272

COMMON STOCKS (Continued)	Shares	Value
Real Estate (Continued)
SEGRO plc	70	$564

		3,750

Total United Kingdom – 5.5%		3,750
United States

Real Estate – 53.5%
American Campus Communities, Inc.	27	1,131
American Homes 4 Rent	26	563
AvalonBay Communities, Inc.	25	2,910
Boston Properties, Inc.	13	1,634
Brixmor Property Group, Inc.	43	747
Camden Property Trust	7	690
Crown Castle International Corp.	9	1,008
CubeSmart	44	1,262
Digital Realty Trust, Inc.	7	839
Duke Realty Corp.	28	801
Equinix, Inc.	1	220
Equity Lifestyle Properties, Inc.	6	556
Equity Residential	36	2,378
First Industrial Realty Trust, Inc.	12	375
HCP, Inc.	52	1,378
HRPT Properties Trust (A)	6	194
National Retail Properties, Inc.	16	735
Park Hotels & Resorts, Inc.	34	1,125
ProLogis, Inc.	10	670
Public Storage, Inc.	11	2,276
QTS Realty Trust, Inc., Class A	9	374
Regency Centers Corp.	23	1,503
RLJ Lodging Trust	58	1,285
Simon Property Group, Inc.	21	3,641
SL Green Realty Corp.	10	1,012
Taubman Centers, Inc.	14	866
VEREIT, Inc.	88	638
VICI Properties, Inc.	37	793
Vornado Realty Trust	25	1,828
Welltower, Inc.	38	2,453

		35,885

Telecommunication Services – 0.9%
SBA Communications Corp. (A)	3	554

Total United States – 54.4%		36,439

TOTAL COMMON STOCKS – 99.1%		$66,585
(Cost: $62,380)

SHORT-TERM SECURITIES	Principal
Master Note – 0.2%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps)
2.470%, 10–5–18 (B)	$144	144

TOTAL SHORT-TERM SECURITIES – 0.2%		$144
(Cost: $144)

TOTAL INVESTMENT SECURITIES – 99.3%		$66,729
(Cost: $62,524)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.7%		502

NET ASSETS – 100.0%		$67,231

2018	SEMIANNUAL REPORT	25

SCHEDULE OF INVESTMENTS	IVY LASALLE GLOBAL REAL ESTATE FUND (in thousands)

SEPTEMBER 30, 2018 (UNAUDITED)

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)

Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of September 30, 2018. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$66,585	$—	$—
Short-Term Securities	—	144	—
Total	$66,585	$144	$—

During the period ended September 30, 2018, securities totaling $26,671 were transferred from Level 2 to Level 1. These transfers were the result of fair value procedures applied to international securities due to significant market movement of the S&P 500 on March 31, 2018. Transfers out of Level 2 represent the values as of the beginning of the reporting period.

The following acronyms are used throughout this schedule:

LIBOR = London Interbank Offered Rate

REIT = Real Estate Investment Trusts

Market Sector Diversification
(as a % of net assets)
Real Estate	98.2%
Telecommunication Services	0.9%
Other+	0.9%

+	Includes cash and other assets (net of liabilities), and cash equivalents

See Accompanying Notes to Financial Statements.

26	SEMIANNUAL REPORT	2018

PORTFOLIO HIGHLIGHTS	IVY LASALLE GLOBAL RISK-MANAGED REAL ESTATE FUND

ALL DATA IS AS OF SEPTEMBER 30, 2018 (UNAUDITED)

Asset Allocation

Stocks	99.1%
Real Estate	99.1%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	0.9%

Country Weightings

North America	56.1%
United States	55.0%
Other North America	1.1%
Pacific Basin	25.0%
Hong Kong	10.7%
Japan	9.2%
Australia	4.8%
Other Pacific Basin	0.3%
Europe	18.0%
United Kingdom	6.7%
France	3.8%
Germany	3.5%
Other Europe	4.0%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	0.9%

Top 10 Equity Holdings

Company	Country	Sector	Industry
Simon Property Group, Inc.	United States	Real Estate	Retail REITs
Equity Residential	United States	Real Estate	Residential REITs
AvalonBay Communities, Inc.	United States	Real Estate	Residential REITs
Link (The)	Hong Kong	Real Estate	Retail REITs
Welltower, Inc.	United States	Real Estate	Health Care REITs
Public Storage, Inc.	United States	Real Estate	Specialized REITs
Swire Properties Ltd.	Hong Kong	Real Estate	Real Estate Operating Companies
Boston Properties, Inc.	United States	Real Estate	Office REITs
Vornado Realty Trust	United States	Real Estate	Office REITs
Unibail-Rodamco-Westfield	France	Real Estate	Retail REITs

See your advisor or www.ivyinvestments.com for more information on the Fund’s most recent published Top 10 Equity Holdings.

+

Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

2018	SEMIANNUAL REPORT	27

SCHEDULE OF INVESTMENTS	IVY LASALLE GLOBAL RISK-MANAGED REAL ESTATE FUND (in thousands)

SEPTEMBER 30, 2018 (UNAUDITED)

COMMON STOCKS	Shares	Value
Australia

Real Estate – 4.8%
Dexus	144	$1,101
GPT Group	229	862
Scentre Group	612	1,757

		3,720

Total Australia – 4.8%		3,720
Belgium

Real Estate – 0.5%
Warehouses De Pauw Comm VA	3	376

Total Belgium – 0.5%		376
Canada

Real Estate – 1.1%
Allied Properties	5	181
Canadian Apartment Properties REIT	7	257
Chartwell Retirement Residences	16	179
SmartREIT	13	312

		929

Total Canada – 1.1%		929
France

Real Estate – 3.8%
Gecina	5	807
Unibail-Rodamco-Westfield	11	2,204

		3,011

Total France – 3.8%		3,011
Germany

Real Estate – 3.5%
alstria office AG	53	793
LEG Immobilien AG	16	1,935

		2,728

Total Germany – 3.5%		2,728
Hong Kong

Real Estate – 10.7%
Hongkong Land Holdings Ltd.	111	735
Hysan Development Co. Ltd.	210	1,061
Link (The)	348	3,425
Swire Properties Ltd.	811	3,070

		8,291

Total Hong Kong – 10.7%		8,291
Ireland

Real Estate – 1.1%
Hibernia REIT plc	144	238

COMMON STOCKS (Continued)	Shares		Value
Real Estate (Continued)
Irish Residential Properties REIT plc	380		$651

			889

Total Ireland – 1.1%			889
Japan

Real Estate – 9.2%
Daiwa Office Investment Corp.	—	*	1,085
GLP J-REIT	—	*	392
Heiwa Real Estate Co. Ltd.	—	*	105
ITOCHU Advance Logistics Investment Corp.	—	*	86
Japan Excellent, Inc.	—	*	363
Kenedix Office Investment Corp.	—	*	1,244
Kenedix Retail Corp.	—	*	129
Mitsui Fudosan Co. Ltd.	46		487
Nippon Building Fund, Inc.	—	*	1,318
ORIX JREIT, Inc.	1		1,735
Sekisui House REIT, Inc.	—	*	125

			7,069

Total Japan – 9.2%			7,069
Singapore

Real Estate – 0.3%
CapitaCommercial Trust	81		105
CapitaMall Trust	51		82
Mapletree Commercial Trust	66		78

			265

Total Singapore – 0.3%			265
Spain

Real Estate – 0.7%
Lar Espana Real Estate Socimi S.A.	52		533

Total Spain – 0.7%			533
Sweden

Real Estate – 1.2%
Hufvudstaden AB	60		919

Total Sweden – 1.2%			919
Switzerland

Real Estate – 0.5%
PSP Swiss Property Ltd., Registered Shares	4		407

Total Switzerland – 0.5%			407
United Kingdom

Real Estate – 6.7%
Big Yellow Group plc	50		595
Derwent London plc	41		1,527

COMMON STOCKS (Continued)	Shares	Value
Real Estate (Continued)
Land Securities Group plc	185	$2,130
SEGRO plc	96	799

		5,051

Total United Kingdom – 6.7%		5,051
United States

Real Estate – 55.0%
American Campus Communities, Inc.	34	1,420
AvalonBay Communities, Inc.	32	3,773
Boston Properties, Inc.	21	2,637
Brixmor Property Group, Inc.	67	1,168
Camden Property Trust	15	1,397
Corporate Office Properties Trust	24	715
CubeSmart	63	1,806
Duke Realty Corp.	36	1,026
Equity Residential	56	3,686
Federal Realty Investment Trust	8	1,020
First Industrial Realty Trust, Inc.	15	474
HCP, Inc.	80	2,097
HRPT Properties Trust (A)	7	226
Hudson Pacific Properties, Inc.	20	652
National Retail Properties, Inc.	30	1,360
Paramount Group, Inc.	68	1,031
ProLogis, Inc.	18	1,241
Public Storage, Inc.	15	3,125
Realty Income Corp.	8	453
Regency Centers Corp.	30	1,948
Simon Property Group, Inc.	27	4,750
Taubman Centers, Inc.	22	1,296
Vornado Realty Trust	31	2,247
Welltower, Inc.	49	3,147

		42,695

Total United States – 55.0%		42,695

TOTAL COMMON STOCKS – 99.1%		$76,883
(Cost: $69,839)

SHORT-TERM SECURITIES	Principal
Master Note – 0.1%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps)
2.470%, 10–5–18 (B)	$44	44

TOTAL SHORT-TERM SECURITIES – 0.1%		$44
(Cost: $44)

TOTAL INVESTMENT SECURITIES – 99.2%		$76,927
(Cost: $69,883)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.8%		624

NET ASSETS – 100.0%		$77,551

28	SEMIANNUAL REPORT	2018

SCHEDULE OF INVESTMENTS	IVY LASALLE GLOBAL RISK-MANAGED REAL ESTATE FUND (in thousands)

SEPTEMBER 30, 2018 (UNAUDITED)

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)

Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of September 30, 2018. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$76,883	$—	$—
Short-Term Securities	—	44	—
Total	$76,883	$44	$—

During the period ended September 30, 2018, securities totaling $33,465 were transferred from Level 2 to Level 1. These transfers were the result of fair value procedures applied to international securities due to significant market movement of the S&P 500 on March 31, 2018. Transfers out of Level 2 represent the values as of the beginning of the reporting period.

The following acronyms are used throughout this schedule:

LIBOR = London Interbank Offered Rate

REIT = Real Estate Investment Trusts

Market Sector Diversification
(as a % of net assets)
Real Estate	99.1%
Other+	0.9%

+	Includes cash and other assets (net of liabilities), and cash equivalents

See Accompanying Notes to Financial Statements.

2018	SEMIANNUAL REPORT	29

PORTFOLIO HIGHLIGHTS	IVY NATURAL RESOURCES FUND

ALL DATA IS AS OF SEPTEMBER 30, 2018 (UNAUDITED)

Asset Allocation

Stocks	98.4%
Energy	65.2%
Materials	26.5%
Industrials	5.7%
Consumer Staples	1.0%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	1.6%

Country Weightings

North America	82.8%
United States	75.2%
Canada	7.6%
Europe	10.3%
United Kingdom	6.6%
Other Europe	3.7%
Pacific Basin	3.3%
Other	2.0%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	1.6%

Top 10 Equity Holdings

Company	Country	Sector	Industry
Halliburton Co.	United States	Energy	Oil & Gas Equipment & Services
Concho Resources, Inc.	United States	Energy	Oil & Gas Exploration & Production
EOG Resources, Inc.	United States	Energy	Oil & Gas Exploration & Production
Chevron Corp.	United States	Energy	Integrated Oil & Gas
Phillips 66	United States	Energy	Oil & Gas Refining & Marketing
Marathon Petroleum Corp.	United States	Energy	Oil & Gas Refining & Marketing
Valero Energy Corp.	United States	Energy	Oil & Gas Refining & Marketing
BHP Billiton plc	Australia	Materials	Diversified Metals & Mining
WPX Energy, Inc.	United States	Energy	Oil & Gas Exploration & Production
Canadian Pacific Railway Ltd.	Canada	Industrials	Railroads

See your advisor or www.ivyinvestments.com for more information on the Fund’s most recent published Top 10 Equity Holdings.

+

Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

30	SEMIANNUAL REPORT	2018

SCHEDULE OF INVESTMENTS	IVY NATURAL RESOURCES FUND (in thousands)

SEPTEMBER 30, 2018 (UNAUDITED)

COMMON STOCKS	Shares	Value
Australia

Materials – 3.3%
BHP Billiton plc	791	$17,220

Total Australia – 3.3%		17,220
Canada

Industrials – 3.2%
Canadian Pacific Railway Ltd.	77	16,404

Materials – 4.4%
Nutrien Ltd.	269	15,507
West Fraser Timber Co. Ltd.	125	7,091

		22,598

Total Canada – 7.6%		39,002
Hong Kong

Materials – 0.0%
China Metal Recycling (Holdings) Ltd. (A)(B)	30,000	—	*

Total Hong Kong – 0.0%		—	*
Netherlands

Energy – 2.6%
Core Laboratories N.V.	114	13,251

Total Netherlands – 2.6%		13,251
Portugal

Energy – 1.1%
Galp Energia SGPS S.A., Class B	288	5,709

Total Portugal – 1.1%		5,709
South Africa

Materials – 2.0%
Mondi plc	371	10,166

Total South Africa – 2.0%		10,166
United Kingdom

Energy – 0.5%
BP plc	332	2,547

COMMON STOCKS (Continued)	Shares	Value
Materials – 6.1%
Croda International plc	109	$7,374
Randgold Resources Ltd. ADR	130	9,144
Rio Tinto plc	290	14,669

		31,187

Total United Kingdom – 6.6%		$33,734
United States

Consumer Staples – 1.0%
Ingredion, Inc.	48	5,054

Energy – 61.0%
Cabot Oil & Gas Corp.	514	11,565
Centennial Resource Development, Inc., Class A (A)	442	9,651
Chevron Corp.	181	22,071
Cimarex Energy Co.	126	11,739
Concho Resources, Inc. (A)	162	24,756
Continental Resources, Inc. (A)	82	5,568
Diamondback Energy, Inc.	117	15,817
Enterprise Products Partners L.P.	336	9,653
EOG Resources, Inc.	182	23,173
EQT Midstream Partners L.P.	44	2,346
Halliburton Co.	730	29,567
Kosmos Energy Ltd. (A)	351	3,280
Magellan Midstream Partners L.P.	178	12,030
Marathon Petroleum Corp.	224	17,929
MPLX L.P.	142	4,909
Noble Energy, Inc.	362	11,299
Parsley Energy, Inc., Class A (A)	533	15,577
Phillips 66	183	20,662
RPC, Inc.	838	12,974
Schlumberger Ltd.	217	13,224
Valero Energy Corp.	155	17,682
WPX Energy, Inc. (A)	818	16,463

		311,935

Industrials – 2.5%
Union Pacific Corp.	79	12,790

Materials – 10.7%
Air Products and Chemicals, Inc.	75	12,487
Dow Chemical Co. (The)	84	5,386
Ecolab, Inc.	55	8,639

COMMON STOCKS (Continued)	Shares	Value
Materials (Continued)
International Flavors & Fragrances, Inc.	35	$4,889
Martin Marietta Materials, Inc.	23	4,267
Packaging Corp. of America	45	4,947
PPG Industries, Inc.	77	8,397
WestRock Co. (A)	50	5,093

		54,105

Total United States – 75.2%		383,884

TOTAL COMMON STOCKS – 98.4%		$502,966
(Cost: $447,013)

SHORT-TERM SECURITIES	Principal
Commercial Paper (C) – 0.5%
Kroger Co. (The)
2.350%, 10–1–18	$2,592	2,592

Master Note – 0.5%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps)
2.470%, 10–5–18 (D)	2,592	2,592

United States Government Agency Obligations – 0.8%
Overseas Private Investment Corp. (GTD by U.S. Government) (3-Month U.S. TB Rate)
2.220%, 10–7–18 (D)	4,000	4,000

TOTAL SHORT-TERM SECURITIES – 1.8%		$9,184
(Cost: $9,184)

TOTAL INVESTMENT SECURITIES – 100.2%		$512,150
(Cost: $456,197)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.2)%		(1,127)

NET ASSETS – 100.0%		$511,023

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	Securities whose value was determined using significant unobservable inputs.

(C)	Rate shown is the yield to maturity at September 30, 2018.

(D)

Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

2018	SEMIANNUAL REPORT	31

SCHEDULE OF INVESTMENTS	IVY NATURAL RESOURCES FUND (in thousands)

SEPTEMBER 30, 2018 (UNAUDITED)

The following forward foreign currency contracts were outstanding at September 30, 2018:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
Euro	4,703	U.S. Dollar	5,384	10–5–18	Morgan Stanley International	$—	$77
British Pound	37,024	U.S. Dollar	48,742	10–5–18	UBS AG	477	—
Canadian Dollar	9,657	U.S. Dollar	7,328	10–5–18	UBS AG	—	149

						$477	$226

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of September 30, 2018. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$502,966	$—	$—	*
Short-Term Securities	—	9,184	—
Total	$502,966	$9,184	$—
Forward Foreign Currency Contracts	$—	$477	$—

Liabilities
Forward Foreign Currency Contracts	$—	$226	$—

During the period ended September 30, 2018, securities totaling $52,244 were transferred from Level 2 to Level 1. These transfers were the result of fair value procedures applied to international securities due to significant market movement of the S&P 500 on March 31, 2018. Transfers out of Level 2 represent the values as of the beginning of the reporting period.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

TB = Treasury Bill

Market Sector Diversification
(as a % of net assets)
Energy	65.2%
Materials	26.5%
Industrials	5.7%
Consumer Staples	1.0%
Other+	1.6%

+	Includes cash and other assets (net of liabilities), and cash equivalents

See Accompanying Notes to Financial Statements.

32	SEMIANNUAL REPORT	2018

PORTFOLIO HIGHLIGHTS	IVY SCIENCE AND TECHNOLOGY FUND

ALL DATA IS AS OF SEPTEMBER 30, 2018 (UNAUDITED)

Asset Allocation

Stocks	98.4%
Information Technology	74.6%
Health Care	15.9%
Consumer Discretionary	4.0%
Telecommunication Services	1.8%
Real Estate	1.2%
Materials	0.5%
Industrials	0.4%
Utilities	0.0%
Warrants	0.0%
Purchased Options	0.1%
Bonds	0.1%
Corporate Debt Securities	0.1%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	1.4%

Country Weightings

North America	86.1%
United States	86.1%
Pacific Basin	8.6%
India	4.4%
China	3.9%
Other Pacific Basin	0.3%
Europe	3.7%
Other	0.1%
Cash and Other Assets (Net of Liabilities), Cash Equivalents+ and Purchased Options	1.5%

Top 10 Equity Holdings

Company	Country	Sector	Industry
Microsoft Corp.	United States	Information Technology	Systems Software
Apple, Inc.	United States	Information Technology	Technology Hardware, Storage & Peripherals
Aspen Technology, Inc.	United States	Information Technology	Application Software
Vertex Pharmaceuticals, Inc.	United States	Health Care	Biotechnology
WNS (Holdings) Ltd. ADR	India	Information Technology	Data Processing & Outsourced Services
Micron Technology, Inc.	United States	Information Technology	Semiconductors
Euronet Worldwide, Inc.	United States	Information Technology	Data Processing & Outsourced Services
ACI Worldwide, Inc.	United States	Information Technology	Application Software
Facebook, Inc., Class A	United States	Information Technology	Internet Software & Services
Alibaba Group Holding Ltd. ADR	China	Information Technology	Internet Software & Services

See your advisor or www.ivyinvestments.com for more information on the Fund’s most recent published Top 10 Equity Holdings.

+

Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

2018	SEMIANNUAL REPORT	33

SCHEDULE OF INVESTMENTS	IVY SCIENCE AND TECHNOLOGY FUND (in thousands)

SEPTEMBER 30, 2018 (UNAUDITED)

COMMON STOCKS	Shares	Value
Consumer Discretionary

Broadcasting – 0.2%
HUYA, Inc. ADR (A)(B)	666	$15,704

Internet & Direct Marketing Retail – 3.8%
Amazon.com, Inc. (A)	40	80,521
Netflix, Inc. (A)	618	231,362

		311,883

Total Consumer Discretionary – 4.0%		327,587
Health Care

Biotechnology – 11.6%
BioMarin Pharmaceutical, Inc. (A)	1,071	103,874
CRISPR Therapeutics AG (A)	922	40,896
Evogene Ltd. (A)(C)	2,620	8,096
Gilead Sciences, Inc.	1,026	79,217
Ionis Pharmaceuticals, Inc. (A)	3,534	182,284
Sage Therapeutics, Inc. (A)	219	30,906
Sarepta Therapeutics, Inc. (A)	698	112,750
Vertex Pharmaceuticals, Inc. (A)	2,036	392,457

		950,480

Health Care Equipment – 1.0%
Medtronic plc	868	85,346

Health Care Technology – 3.2%
Cerner Corp. (A)	4,024	259,212

Pharmaceuticals – 0.1%
Elanco Animal Health, Inc. (A)	232	8,094

Total Health Care – 15.9%		1,303,132
Industrials

Air Freight & Logistics – 0.1%
Best, Inc. ADR (A)(B)	1,491	8,826

Heavy Electrical Equipment – 0.3%
Bloom Energy Corp., Class A (A)(B)	692	23,580

Total Industrials – 0.4%		32,406
Information Technology

Application Software – 9.5%
ACI Worldwide, Inc. (A)(C)	11,673	328,470
Aspen Technology, Inc. (A)(C)	3,978	453,167

		781,637

Data Processing & Outsourced Services – 11.2%
Alliance Data Systems Corp.	673	158,893
Euronet Worldwide, Inc. (A)(C)	3,558	356,561
GreenSky, Inc., Class A (A)	2,287	41,163
WNS (Holdings) Ltd. ADR (A)(C)	7,174	364,100

		920,717

Electronic Components – 3.2%
Universal Display Corp. (B)	2,220	261,739

COMMON STOCKS (Continued)	Shares	Value
Internet Software & Services – 13.7%
Alibaba Group Holding Ltd. ADR (A)	1,795	$295,744
Alphabet, Inc., Class A (A)	179	215,826
Alphabet, Inc., Class C (A)	234	279,464
Endava plc ADR (A)	300	8,682
Facebook, Inc., Class A (A)	1,964	322,940

		1,122,656

IT Consulting & Other Services – 0.6%
Teradata Corp. (A)	1,364	51,445

Semiconductor Equipment – 2.1%
ASML Holding N.V., NY Registry Shares	892	167,658

Semiconductors – 16.5%
Cypress Semiconductor Corp. (C)	18,856	273,222
Marvell Technology Group Ltd.	7,233	139,603
Microchip Technology, Inc. (B)	1,277	100,744
Micron Technology, Inc. (A)	8,013	362,408
QUALCOMM, Inc.	2,764	199,113
Rambus, Inc. (A)(C)	8,332	90,903
Semtech Corp. (A)	3,008	167,230
Taiwan Semiconductor Manufacturing Company Ltd. ADR	469	20,729

		1,353,952

Systems Software – 8.8%
Ceridian HCM Holding, Inc. (A)	581	24,408
Microsoft Corp.	6,053	692,316

		716,724

Technology Hardware, Storage & Peripherals – 9.0%
Apple, Inc.	2,047	462,045
Hewlett-Packard Co.	10,657	274,631

		736,676

Total Information Technology – 74.6%		6,113,204
Materials

Fertilizers & Agricultural Chemicals – 0.5%
Marrone Bio Innovations, Inc. (A)(B)(C)	23,285	42,612

Total Materials – 0.5%		42,612
Real Estate

Specialized REITs – 1.2%
QTS Realty Trust, Inc., Class A	2,285	97,488

Total Real Estate – 1.2%		97,488
Telecommunication Services

Alternative Carriers – 1.8%
Zayo Group Holdings, Inc. (A)	4,311	149,682

Total Telecommunication Services – 1.8%		149,682

COMMON STOCKS (Continued)	Shares	Value
Utilities

Renewable Electricity – 0.0%
Atlantica Yield plc	95	$1,948

Total Utilities – 0.0%		1,948

TOTAL COMMON STOCKS – 98.4%		$8,068,059
(Cost: $3,590,721)

WARRANTS
Fertilizers & Agricultural Chemicals – 0.0%
Marrone Bio Innovations, Inc., expires 12–31–20 (C)(D)(E)	3,770	2,187
Marrone Bio Innovations, Inc., expires 8–20–23 (C)(D)(E)	3,770	—	*

		2,187

TOTAL WARRANTS – 0.0%		$2,187
(Cost: $—)

PURCHASED OPTIONS	Number of Contracts (Unrounded)	Notional Amount
QUALCOMM, Inc.,
Call $67.50, Expires 10–19–18, OTC (Ctrpty: UBS AG)	22,608	2,261	11,134

TOTAL PURCHASED OPTIONS – 0.1%			$11,134
(Cost: $4,002)

CORPORATE DEBT SECURITIES	Principal
Materials

Fertilizers & Agricultural Chemicals – 0.1%
Marrone Bio Innovations, Inc.,
8.000%, 8–20–20 (C)(D)	$4,713	4,590

Total Materials – 0.1%		4,590

TOTAL CORPORATE DEBT SECURITIES – 0.1%		$4,590
(Cost: $4,713)

SHORT-TERM SECURITIES
Commercial Paper (F) – 0.9%
Brown-Forman Corp.,
2.124%, 10–9–18	7,500	7,495
International Paper Co.:
2.292%, 10–2–18	5,000	4,998
2.302%, 10–3–18	10,000	9,997
Mondelez International, Inc.,
2.282%, 10–5–18	12,000	11,994
NBCUniversal Enterprise, Inc.,
2.880%, 10–11–18	6,000	5,995
Northern Illinois Gas Co.,
2.401%, 10–3–18	5,000	4,998

34	SEMIANNUAL REPORT	2018

SCHEDULE OF INVESTMENTS	IVY SCIENCE AND TECHNOLOGY FUND (in thousands)

SEPTEMBER 30, 2018 (UNAUDITED)

SHORT-TERM SECURITIES (Continued)	Principal	Value
Commercial Paper (F) (Continued)
Rockwell Automation, Inc.,
2.222%, 10–5–18	$4,595	$4,593
Wisconsin Electric Power Co.:
2.252%, 10–3–18	3,750	3,749
2.250%, 10–4–18	10,000	9,996
Wisconsin Gas LLC:
2.212%, 10–3–18	5,000	4,998
2.201%, 10–4–18	5,000	4,998

		73,811

Master Note – 0.1%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
2.470%, 10–5–18 (G)	5,989	5,989

Money Market Funds – 2.2%
Dreyfus Institutional Preferred Government Money Market Fund – Institutional Shares,
2.140%, (H)(I)	177,249	177,249

SHORT-TERM SECURITIES (Continued)	Principal	Value
Municipal Obligations – 0.1%
IL Fin Auth, Var Rate Demand Rev Bonds (North Park Univ Proj), Ser 2005 (GTD by JPMorgan Chase Bank N.A.) (BVAL plus 22 bps),
1.550%, 10–7–18 (G)	$2,000	$2,000
Kansas City, MO, Var Rate Dnd Spl Oblig Rfdg Bonds (President Hotel Redev Proj), Ser 2009B (GTD by JPMorgan Chase & Co.) (BVAL plus 22 bps),
2.190%, 10–7–18 (G)	5,000	5,000

		7,000

United States Government Agency Obligations – 0.3%
Overseas Private Investment Corp. (GTD by U.S. Government) (3-Month U.S. TB Rate):
2.170%, 10–7–18 (G)	1,935	1,935
2.190%, 10–7–18 (G)	6,165	6,165

SHORT-TERM SECURITIES (Continued)	Principal	Value
United States Government Agency Obligations (Continued)
2.200%, 10–7–18 (G)	$4,000	$4,000
2.220%, 10–7–18 (G)	9,491	9,491
2.240%, 10–7–18 (G)	1,063	1,063

		22,654

TOTAL SHORT-TERM SECURITIES – 3.6%		$286,703
(Cost: $286,719)

TOTAL INVESTMENT SECURITIES – 102.2%		$8,372,673
(Cost: $3,886,155)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (2.2)%		(181,122)

NET ASSETS – 100.0%		$8,191,551

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	All or a portion of securities with an aggregate value of $236,969 are on loan.

(C)	Deemed to be an affiliate due to the Fund owning at least 5% of the voting securities.

(D)	Restricted securities. At September 30, 2018, the Fund owned the following restricted securities:

Security	Acquisition Date(s)	Shares	Cost	Market Value
Marrone Bio Innovations, Inc., expires 12–31–20	2–6–18	3,770	$—	$2,187
Marrone Bio Innovations, Inc., expires 8–20–23	8–20–15	3,770	—	—	*

		Principal
Marrone Bio Innovations, Inc., 8.000%, 08–20–20	8–20–15	$4,713	4,713	4,590

			$73,047	$49,389

The	total value of these securities represented 0.1% of net assets at September 30, 2018.

(E)

Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(F)	Rate shown is the yield to maturity at September 30, 2018.

(G)

Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(H)	Investment made with cash collateral received from securities on loan.

(I)	Rate shown is the annualized 7-day yield at September 30, 2018.

2018	SEMIANNUAL REPORT	35

SCHEDULE OF INVESTMENTS	IVY SCIENCE AND TECHNOLOGY FUND (in thousands)

SEPTEMBER 30, 2018 (UNAUDITED)

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of September 30, 2018. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$327,587	$—	$—
Health Care	1,303,132	—	—
Industrials	32,406	—	—
Information Technology	6,113,204	—	—
Materials	—	42,612	—
Real Estate	97,488	—	—
Telecommunication Services	149,682	—	—
Utilities	1,948	—	—
Total Common Stocks	$8,025,447	$42,612	$—
Warrants	—	2,187	—
Purchased Options	—	11,134	—
Corporate Debt Securities	—	4,590	—
Short-Term Securities	177,249	109,454	—
Total	$8,202,696	$169,977	$—

During the period ended September 30, 2018, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

BVAL = Bloomberg Valuation Municipal AAA Benchmark

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

OTC = Over the Counter

TB = Treasury Bill

Country Diversification
(as a % of net assets)
United States	86.1%
India	4.4%
China	3.9%
Netherlands	2.1%
Ireland	1.0%
Other Countries	1.0%
Other+	1.5%

+	Includes options, cash and other assets (net of liabilities), and cash equivalents

See Accompanying Notes to Financial Statements.

36	SEMIANNUAL REPORT	2018

PORTFOLIO HIGHLIGHTS	IVY SECURIAN REAL ESTATE SECURITIES FUND(a)

ALL DATA IS AS OF SEPTEMBER 30, 2018 (UNAUDITED)

Asset Allocation

Stocks	99.0%
Real Estate	99.0%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	1.0%

Top 10 Equity Holdings

Company	Sector	Industry
ProLogis, Inc.	Real Estate	Industrial REITs
Simon Property Group, Inc.	Real Estate	Retail REITs
Equinix, Inc.	Real Estate	Specialized REITs
AvalonBay Communities, Inc.	Real Estate	Residential REITs
Digital Realty Trust, Inc.	Real Estate	Specialized REITs
Alexandria Real Estate Equities, Inc.	Real Estate	Office REITs
Boston Properties, Inc.	Real Estate	Office REITs
Regency Centers Corp.	Real Estate	Retail REITs
Camden Property Trust	Real Estate	Residential REITs
Duke Realty Corp.	Real Estate	Industrial REITs

See your advisor or www.ivyinvestments.com for more information on the Fund’s most recently published Top 10 Equity Holdings.

+

Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

(a)	Effective April 30, 2018, the name of Ivy Advantus Real Estate Securities Fund was changed to Ivy Securian Real Estate Securities Fund.

2018	SEMIANNUAL REPORT	37

SCHEDULE OF INVESTMENTS	IVY SECURIAN REAL ESTATE SECURITIES FUND (in thousands)

SEPTEMBER 30, 2018 (UNAUDITED)

COMMON STOCKS	Shares	Value
Real Estate

Diversified REITs – 3.2%
Liberty Property Trust	187	$7,909
STORE Capital Corp.	243	6,756

		14,665

Health Care REITs – 8.6%
HCP, Inc.	491	12,913
Healthcare Realty Trust, Inc.	47	1,375
Healthcare Trust of America, Inc., Class A	297	7,929
Physicians Realty Trust	189	3,180
Ventas, Inc.	51	2,780
Welltower, Inc.	178	11,462

		39,639

Hotel & Resort REITs – 5.1%
Hilton Worldwide Holdings, Inc.	72	5,840
Host Hotels & Resorts, Inc.	640	13,511
RLJ Lodging Trust	42	919
Sunstone Hotel Investors, Inc.	205	3,359

		23,629

Industrial REITs – 9.4%
Duke Realty Corp.	517	14,664
ProLogis, Inc.	426	28,861

		43,525

Office REITs – 14.4%
Alexandria Real Estate Equities, Inc.	167	21,007
Boston Properties, Inc.	157	19,301

COMMON STOCKS (Continued)	Shares	Value
Office REITs (Continued)
Cousins Properties, Inc.	429	$3,813
Highwoods Properties, Inc.	66	3,114
Kilroy Realty Corp.	84	6,026
SL Green Realty Corp.	137	13,365

		66,626

Residential REITs – 23.5%
American Homes 4 Rent	280	6,129
AvalonBay Communities, Inc.	125	22,633
Camden Property Trust	163	15,215
Equity Lifestyle Properties, Inc.	40	3,868
Equity Residential	156	10,322
Essex Property Trust, Inc.	44	10,824
Invitation Homes, Inc.	576	13,194
Mid-America Apartment Communities, Inc.	17	1,743
Sun Communities, Inc.	133	13,535
UDR, Inc.	273	11,021

		108,484

Retail REITs – 16.8%
Agree Realty Corp.	153	8,127
Federal Realty Investment Trust	33	4,199
National Retail Properties, Inc.	104	4,648
Realty Income Corp.	124	7,060
Regency Centers Corp.	239	15,443
Retail Opportunity Investments Corp.	177	3,303
Simon Property Group, Inc.	158	27,993
Weingarten Realty Investors	225	6,702

		77,475

COMMON STOCKS (Continued)	Shares	Value
Specialized REITs – 18.0%
CyrusOne, Inc.	206	$13,060
Digital Realty Trust, Inc.	199	22,338
Equinix, Inc.	58	25,047
Extra Space Storage, Inc.	98	8,465
Four Corners Property Trust, Inc.	188	4,822
Public Storage, Inc.	45	9,174

		82,906

Total Real Estate – 99.0%		456,949

TOTAL COMMON STOCKS – 99.0%		$456,949
(Cost: $340,340)

SHORT-TERM SECURITIES	Principal
Master Note – 0.9%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
2.470%, 10–5–18 (A)	$3,923	3,923

TOTAL SHORT-TERM SECURITIES – 0.9%		$3,923
(Cost: $3,923)

TOTAL INVESTMENT SECURITIES – 99.9%		$460,872
(Cost: $344,263)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.1%		614

NET ASSETS – 100.0%		$461,486

Notes to Schedule of Investments

(A)

Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of September 30, 2018. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$456,949	$—	$—
Short-Term Securities	—	3,923	—
Total	$456,949	$3,923	$—

During the period ended September 30, 2018, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

LIBOR = London Interbank Offered Rate

REIT = Real Estate Investment Trusts

See Accompanying Notes to Financial Statements.

38	SEMIANNUAL REPORT	2018

STATEMENTS OF ASSETS AND LIABILITIES	IVY FUNDS

AS OF SEPTEMBER 30, 2018 (UNAUDITED)

(In thousands, except per share amounts)	Ivy Asset Strategy Fund(1)	Ivy Balanced Fund	Ivy Energy Fund	Ivy LaSalle Global Real Estate Fund		Ivy LaSalle Global Risk- Managed Real Estate Fund	Ivy Natural Resources Fund	Ivy Science and Technology Fund
ASSETS
Investments in unaffiliated securities at value+^	$3,076,742	$2,889,713	$576,648	$66,729		$76,927	$512,150	$6,448,765
Investments in affiliated securities at value+	5,741	—	—	—		—	—	1,923,908
Bullion at value+	145,900	—	—	—		—	—	—
Investments at Value	3,228,383	2,889,713	576,648	66,729		76,927	512,150	8,372,673
Cash	764	302	1	1		1	1	5,569
Cash denominated in foreign currencies at value+	276	—	—	38		246	—	—
Investment securities sold receivable	18,722	6,732	—	150		52	2,402	3,324
Dividends and interest receivable	15,560	8,529	182	257		279	525	5,528
Capital shares sold receivable	949	1,781	740	75		195	345	4,305
Receivable from affiliates	54	—	165	128		112	18	44
Unrealized appreciation on forward foreign currency contracts	—	—	—	—		—	477	—
Receivable from securities lending income – net	41	7	8	—		—	2	398
Prepaid and other assets	144	156	74	51		50	70	264
Total Assets	3,264,893	2,907,220	577,818	67,429		77,862	515,990	8,392,105

LIABILITIES
Cash collateral on securities loaned at value	40,379	13,501	3,910	—		—	—	177,249
Investment securities purchased payable	84,768	—	—	77		98	2,645	5,568
Capital shares redeemed payable	6,501	6,951	1,452	83		163	1,201	14,754
Independent Trustees and Chief Compliance Officer fees payable	1,261	393	40	2		3	568	922
Distribution and service fees payable	107	69	10	—	*	1	10	160
Shareholder servicing payable	905	537	182	11		18	242	1,286
Investment management fee payable	167	155	40	5		6	36	528
Accounting services fee payable	23	23	14	4		4	12	23
Unrealized depreciation on forward foreign currency contracts	—	—	—	—		—	226	—
Other liabilities	186	42	23	16		18	27	64
Total Liabilities	134,297	21,671	5,671	198		311	4,967	200,554
Total Net Assets	$3,130,596	$2,885,549	$572,147	$67,231		$77,551	$511,023	$8,191,551

NET ASSETS
Capital paid in (shares authorized – unlimited)	$2,964,331	$2,228,586	$584,699	$62,857		$75,056	$1,081,154	$3,093,752
Undistributed (distributions in excess of) net investment income	15,305	5,305	534	164		(204)	8,024	(37,017)
Accumulated net realized gain (loss)	292,935	251,659	(178,047)	5		(4,344)	(634,353)	648,298
Net unrealized appreciation (depreciation)	(141,975)	399,999	164,961	4,205		7,043	56,198	4,486,518
Total Net Assets	$3,130,596	$2,885,549	$572,147	$67,231		$77,551	$511,023	$8,191,551

CAPITAL SHARES OUTSTANDING:
Class A	53,905	52,118	16,404	738		1,179	17,927	57,523
Class B	2,878	2,022	180	21		52	188	758
Class C	34,668	16,663	3,862	78		316	2,530	9,750
Class E	1,463	8	10	N/A		N/A	298	495
Class I	25,188	37,143	17,847	2,885		4,604	8,783	30,324
Class N	152	388	416	2,426		35	407	1,143
Class R	2,068	521	1,961	48		450	1,274	1,922
Class Y	6,934	1,099	2,755	62		456	1,465	7,288

NET ASSET VALUE PER SHARE:
Class A	$24.94	$26.28	$13.04	$10.70		$10.92	$15.54	$73.66
Class B	$23.43	$26.00	$11.79	$10.64		$10.85	$12.95	$60.71
Class C	$23.60	$26.09	$12.05	$10.62		$10.86	$12.90	$63.13
Class E	$25.02	$26.41	$13.39	N/A		N/A	$16.00	$73.08
Class I	$25.25	$26.27	$13.56	$10.75		$10.95	$16.29	$81.10
Class N	$25.30	$26.32	$13.63	$10.75		$10.96	$16.38	$81.56
Class R	$24.66	$26.23	$12.90	$10.68		$10.89	$15.33	$71.67
Class Y	$25.00	$26.28	$13.23	$10.83		$10.93	$15.96	$77.69

+COST
Investments in unaffiliated securities at cost	$2,608,765	$2,489,714	$411,687	$62,524		$69,883	$456,197	$3,215,312
Investments in affiliated securities at cost	616,742	—	—	—		—	—	670,843
Bullion at cost	144,464	—	—	—		—	—	—
Cash denominated in foreign currencies at cost	275	—	—	37		246	—	—
^Securities loaned at value	41,007	13,196	8,702	—		—	—	236,969

*	Not shown due to rounding.
(1)	Consolidated Statement of Assets and Liabilities (See Note 5 in Notes to Financial Statements).

See Accompanying Notes to Financial Statements.

2018	SEMIANNUAL REPORT	39

STATEMENTS OF ASSETS AND LIABILITIES	IVY FUNDS

AS OF SEPTEMBER 30, 2018 (UNAUDITED)

(In thousands, except per share amounts)	Ivy Securian Real Estate Securities Fund(1)
ASSETS
Investments in unaffiliated securities at value+^	$460,872
Investments at Value	460,872
Dividends and interest receivable	1,702
Capital shares sold receivable	336
Receivable from affiliates	5
Prepaid and other assets	78
Total Assets	462,993

LIABILITIES
Capital shares redeemed payable	1,219
Independent Trustees and Chief Compliance Officer fees payable	85
Overdraft due to custodian	7
Distribution and service fees payable	7
Shareholder servicing payable	124
Investment management fee payable	30
Accounting services fee payable	12
Other liabilities	23
Total Liabilities	1,507
Total Net Assets	$461,486

NET ASSETS
Capital paid in (shares authorized – unlimited)	$328,249
Undistributed net investment income	1,668
Accumulated net realized gain	14,960
Net unrealized appreciation	116,609
Total Net Assets	$461,486

CAPITAL SHARES OUTSTANDING:
Class A	7,478
Class B	77
Class C	267
Class E	136
Class I	7,052
Class N	26
Class R	33
Class Y	4,028

NET ASSET VALUE PER SHARE:
Class A	$24.11
Class B	$23.16
Class C	$23.56
Class E	$24.11
Class I	$24.28
Class N	$24.31
Class R	$24.08
Class Y	$24.14

+COST
Investments in unaffiliated securities at cost	$344,263

(1)	Effective April 30, 2018, the Fund’s name changed from Ivy Advantus Real Estate Securities Fund to Ivy Securian Real Estate Securities Fund.

See Accompanying Notes to Financial Statements.

40	SEMIANNUAL REPORT	2018

STATEMENTS OF OPERATIONS	IVY FUNDS

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2018 (UNAUDITED)

(In thousands)	Ivy Asset Strategy Fund(1)	Ivy Balanced Fund		Ivy Energy Fund	Ivy LaSalle Global Real Estate Fund
INVESTMENT INCOME
Dividends from unaffiliated securities	$32,259	$20,949		$2,378	$1,206
Foreign dividend withholding tax	(1,937)	(110)		(65)	(52)
Interest and amortization from unaffiliated securities	18,799	17,953		38	1
Securities lending income – net	171	22		79	—	*
Total Investment Income	49,292	38,814		2,430	1,155

EXPENSES
Investment management fee	10,382	9,599		2,562	330
Distribution and service fees:
Class A	1,696	1,709		277	10
Class B	380	276		11	1
Class C	4,496	2,292		246	4
Class E	46	—	*	— *	N/A
Class R	131	34		62	2
Class Y	218	40		56	1
Shareholder servicing:
Class A	1,181	1,022		357	13
Class B	72	46		6	—	*
Class C	337	237		46	1
Class E	62	—	*	— *	N/A
Class I	527	818		219	30
Class N	— *	1		— *	1
Class R	66	17		32	1
Class Y	136	24		37	1
Registration fees	72	70		60	47
Custodian fees	73	14		11	13
Independent Trustees and Chief Compliance Officer fees	88	96		15	1
Accounting services fee	138	138		87	24
Professional fees	975	37		23	22
Other	475	306		37	49
Total Expenses	21,551	16,776		4,144	551
Less:
Expenses in excess of limit	(49)	(181)		(165)	(128)
Total Net Expenses	21,502	16,595		3,979	423
Net Investment Income (Loss)	27,790	22,219		(1,549)	732

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments in unaffiliated securities	305,674	169,050		19,711	905
Net increase from payments by affiliates (See Note 11 to Financial Statements for further information)	13,805	—		—	—
Foreign currency exchange transactions	(221)	—		(9)	(24)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	(201,438)	5,576		55,189	1,922
Investments in affiliated securities	(938)	—		—	—
Foreign currency exchange transactions	(431)	—		—	—	*
Net Realized and Unrealized Gain	116,451	174,626		74,891	2,803
Net Increase in Net Assets Resulting from Operations	$144,241	$196,845		$73,342	$3,535

*	Not shown due to rounding.
(1)	Consolidated Statement of Operations (See Note 5 in Notes to Financial Statements).

See Accompanying Notes to Financial Statements.

2018	SEMIANNUAL REPORT	41

STATEMENTS OF OPERATIONS	IVY FUNDS

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2018 (UNAUDITED)

(In thousands)	Ivy LaSalle Global Risk- Managed Real Estate Fund	Ivy Natural Resources Fund	Ivy Science and Technology Fund	Ivy Securian Real Estate Securities Fund(1)
INVESTMENT INCOME
Dividends from unaffiliated securities	$1,577	$5,231	$25,132	$6,082
Dividends from affiliated securities	—	—	4,159	—
Foreign dividend withholding tax	(74)	(120)	(241)	—
Interest and amortization from unaffiliated securities	— *	117	1,264	46
Interest and amortization from affiliated securities	—	—	187	—
Securities lending income – net	—	69	1,309	—
Total Investment Income	1,503	5,297	31,810	6,128

EXPENSES
Investment management fee	392	2,275	31,752	2,144
Distribution and service fees:
Class A	17	361	5,235	235
Class B	3	14	237	10
Class C	19	183	3,105	36
Class E	N/A	6	44	4
Class R	12	51	338	2
Class Y	6	31	713	125
Shareholder servicing:
Class A	22	548	3,075	291
Class B	— *	14	61	6
Class C	2	11	425	11
Class E	N/A	20	74	9
Class I	50	135	2,195	161
Class N	— *	— *	9	—	*
Class R	6	26	181	1
Class Y	4	20	464	75
Registration fees	46	55	98	61
Custodian fees	17	9	61	9
Independent Trustees and Chief Compliance Officer fees	2	20	243	10
Accounting services fee	25	72	138	71
Professional fees	23	33	68	25
Other	53	48	368	34
Total Expenses	699	3,932	48,884	3,320
Less:
Expenses in excess of limit	(112)	(17)	(44)	(243)
Total Net Expenses	587	3,915	48,840	3,077
Net Investment Income (Loss)	916	1,382	(17,030)	3,051

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments in unaffiliated securities	625	(1,502)	214,293	18,737
Investments in affiliated securities	—	—	38,469	—
Written options	—	—	2,174	—
Forward foreign currency contracts	—	4,227	—	—
Foreign currency exchange transactions	(42)	13	— *	—
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	3,133	21,314	513,595	15,868
Investments in affiliated securities	—	—	200,294	—
Written options	—	—	7,917	—
Forward foreign currency contracts	—	140	—	—
Foreign currency exchange transactions	(2)	(17)	—	—
Net Realized and Unrealized Gain	3,714	24,175	976,742	34,605
Net Increase in Net Assets Resulting from Operations	$4,630	$25,557	$959,712	$37,656

*	Not shown due to rounding.
(1)	Effective April 30, 2018, the Fund’s name changed from Ivy Advantus Real Estate Securities Fund to Ivy Securian Real Estate Securities Fund.

See Accompanying Notes to Financial Statements.

42	SEMIANNUAL REPORT	2018

STATEMENTS OF CHANGES IN NET ASSETS	IVY FUNDS

	Ivy Asset Strategy Fund(1)		Ivy Balanced Fund		Ivy Energy Fund
(In thousands)	Six months ended 9-30-18 (Unaudited)	Year ended 3-31-18	Six months ended 9-30-18 (Unaudited)	Year ended 3-31-18	Six months ended 9-30-18 (Unaudited)	Year ended 3-31-18
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$27,790	$23,517	$22,219	$28,121	$(1,549)	$2,743
Net realized gain (loss) on investments	319,258	205,984	169,050	111,582	19,702	(56,445)
Net change in unrealized appreciation (depreciation)	(202,807)	225,205	5,576	(38,682)	55,189	(12,672)
Net Increase (Decrease) in Net Assets Resulting from Operations	144,241	454,706	196,845	101,021	73,342	(66,374)

Distributions to Shareholders From:
Net investment income:
Class A	(11,059)	(11,648)	(9,526)	(12,867)	—	(702)
Class B	(239)	(348)	(146)	(829)	—	—
Class C	(3,249)	(4,756)	(1,380)	(7,726)	—	—
Class E	(323)	(437)	(2)	(4)	—	(1)
Class I	(6,233)	(8,967)	(8,066)	(14,065)	—	(1,519)
Class N	(34)	(34)	(90)	(244)	—	(34)
Class R	(301)	(348)	(72)	(221)	—	(36)
Class Y	(1,429)	(2,006)	(216)	(943)	—	(177)
Net realized gains:
Class A	—	(22,116)	—	(15,452)	—	—
Class B	—	(2,002)	—	(1,607)	—	—
Class C	—	(25,898)	—	(14,681)	—	—
Class E	—	(686)	—	(5)	—	—
Class I	—	(11,674)	—	(14,912)	—	—
Class N	—	(38)	—	(246)	—	—
Class R	—	(1,077)	—	(360)	—	—
Class Y	—	(3,554)	—	(1,127)	—	—
Total Distributions to Shareholders	(22,867)	(95,589)	(19,498)	(85,289)	—	(2,469)
Capital Share Transactions	(306,632)	(1,423,780)	(302,552)	756,481	(94,657)	97,699
Net Increase (Decrease) in Net Assets	(185,258)	(1,064,663)	(125,205)	772,213	(21,315)	28,856
Net Assets, Beginning of Period	3,315,854	4,380,517	3,010,754	2,238,541	593,462	564,606
Net Assets, End of Period	$3,130,596	$3,315,854	$2,885,549	$3,010,754	$572,147	$593,462
Undistributed net investment income	$15,305	$10,603	$5,305	$2,584	$534	$2,092

(1)	Consolidated Statements of Changes in Net Assets (See Note 5 in Notes to Financial Statements).

See Accompanying Notes to Financial Statements.

2018	SEMIANNUAL REPORT	43

STATEMENTS OF CHANGES IN NET ASSETS	IVY FUNDS

	Ivy LaSalle Global Real Estate Fund		Ivy LaSalle Global Risk- Managed Real Estate Fund		Ivy Natural Resources Fund
(In thousands)	Six months ended 9-30-18 (Unaudited)	Year ended 3-31-18	Six months ended 9-30-18 (Unaudited)	Year ended 3-31-18	Six months ended 9-30-18 (Unaudited)	Year ended 3-31-18
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$732	$1,546	$916	$2,323	$1,382	$(805)
Net realized gain (loss) on investments	881	529	583	(617)	2,738	2,865
Net change in unrealized appreciation (depreciation)	1,922	680	3,131	(1,217)	21,437	(4,031)
Net Increase (Decrease) in Net Assets Resulting from Operations	3,535	2,755	4,630	489	25,557	(1,971)

Distributions to Shareholders From:
Net investment income:
Class A	(143)	(92)	(429)	(91)	—	—
Class B	(4)	(1)	(16)	—	—	—
Class C	(13)	(4)	(106)	—	—	—
Class E	N/A	N/A	N/A	N/A	—	—
Class I	(566)	(315)	(1,663)	(516)	—	—
Class N	(563)	(362)	(12)	(2)	—	—
Class R	(9)	(4)	(138)	(10)	—	—
Class Y	(12)	(7)	(148)	(26)	—	—
Net realized gains:
Class A	—	(63)	—	(19)	—	—
Class B	—	(2)	—	(1)	—	—
Class C	—	(6)	—	(6)	—	—
Class E	N/A	N/A	N/A	N/A	—	—
Class I	—	(166)	—	(67)	—	—
Class N	—	(207)	—	— *	—	—
Class R	—	(4)	—	(5)	—	—
Class Y	—	(5)	—	(5)	—	—
Total Distributions to Shareholders	(1,310)	(1,238)	(2,512)	(748)	—	—
Capital Share Transactions	(3,246)	33,110	(13,282)	(25,403)	(57,999)	(152,044)
Net Increase (Decrease) in Net Assets	(1,021)	34,627	(11,164)	(25,662)	(32,442)	(154,015)
Net Assets, Beginning of Period	68,252	33,625	88,715	114,377	543,465	697,480
Net Assets, End of Period	$67,231	$68,252	$77,551	$88,715	$511,023	$543,465
Undistributed (distributions in excess of) net investment income	$164	$766	$(204)	$1,433	$8,024	$6,629

*Not shown due to rounding.

See Accompanying Notes to Financial Statements.

44	SEMIANNUAL REPORT	2018

STATEMENTS OF CHANGES IN NET ASSETS	IVY FUNDS

	Ivy Science and Technology Fund		Ivy Securian Real Estate Securities Fund(1)
(In thousands)	Six months ended 9-30-18 (Unaudited)	Year ended 3-31-18	Six months ended 9-30-18 (Unaudited)	Year ended 3-31-18
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$(17,030)	$(29,243)	$3,051	$8,699
Net realized gain on investments	254,936	594,043	18,737	35,054
Net change in unrealized appreciation (depreciation)	721,806	196,581	15,868	(52,861)
Net Increase (Decrease) in Net Assets Resulting from Operations	959,712	761,381	37,656	(9,108)

Distributions to Shareholders From:
Net investment income:
Class A	—	—	(960)	(1,533)
Class B	—	—	(1)	—
Class C	—	—	(12)	(11)
Class E	—	—	(18)	(25)
Class I	—	—	(1,214)	(2,150)
Class N	—	—	(5)	(24)
Class R	—	—	(3)	(5)
Class Y	—	—	(599)	(946)
Net realized gains:
Class A	—	(70,651)	—	(24,076)
Class B	—	(3,167)	—	(298)
Class C	—	(48,672)	—	(1,394)
Class E	—	(2,002)	—	(406)
Class I	—	(91,438)	—	(20,582)
Class N	—	(5,915)	—	(68)
Class R	—	(8,666)	—	(110)
Class Y	—	(36,185)	—	(11,864)
Total Distributions to Shareholders	—	(266,696)	(2,812)	(63,492)
Capital Share Transactions	(464,968)	3,248,500	(48,788)	(76,477)
Net Increase (Decrease) in Net Assets	494,744	3,743,185	(13,944)	(149,077)
Net Assets, Beginning of Period	7,696,807	3,953,622	475,430	624,507
Net Assets, End of Period	$8,191,551	$7,696,807	$461,486	$475,430
Undistributed (distributions in excess of) net investment income	$(37,017)	$(19,987)	$1,668	$1,429

(1)	Effective April 30, 2018, the Fund’s name changed from Ivy Advantus Real Estate Securities Fund to Ivy Securian Real Estate Securities Fund.

See Accompanying Notes to Financial Statements.

2018	SEMIANNUAL REPORT	45

FINANCIAL HIGHLIGHTS	IVY FUNDS

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

IVY ASSET STRATEGY FUND

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 9-30-2018 (unaudited)	$24.02	$0.23	$0.89	$1.12	$(0.20)	$—	$(0.20)
Year ended 3-31-2018	21.86	0.21	2.64	2.85	(0.24)	(0.45)	(0.69)
Year ended 3-31-2017	20.83	0.00 *	1.03	1.03	—	—	—
Year ended 3-31-2016	25.89	0.15	(3.78)	(3.63)	(0.06)	(1.37)	(1.43)
Year ended 3-31-2015	31.61	0.26	(1.01)	(0.75)	(0.12)	(4.85)	(4.97)
Year ended 3-31-2014	27.04	0.27	4.45	4.72	(0.15)	—	(0.15)
Class B Shares(5)
Six-month period ended 9-30-2018 (unaudited)	22.55	0.13	0.83	0.96	(0.08)	—	(0.08)
Year ended 3-31-2018	20.56	0.02	2.50	2.52	(0.08)	(0.45)	(0.53)
Year ended 3-31-2017	19.73	(0.16)	0.99	0.83	—	—	—
Year ended 3-31-2016	24.73	(0.04)	(3.59)	(3.63)	—	(1.37)	(1.37)
Year ended 3-31-2015	30.54	0.03	(0.96)	(0.93)	(0.03)	(4.85)	(4.88)
Year ended 3-31-2014	26.20	0.05	4.29	4.34	— *	—	— *
Class C Shares
Six-month period ended 9-30-2018 (unaudited)	22.71	0.14	0.84	0.98	(0.09)	—	(0.09)
Year ended 3-31-2018	20.71	0.02	2.51	2.53	(0.08)	(0.45)	(0.53)
Year ended 3-31-2017	19.87	(0.15)	0.99	0.84	—	—	—
Year ended 3-31-2016	24.88	(0.02)	(3.62)	(3.64)	—	(1.37)	(1.37)
Year ended 3-31-2015	30.69	0.04	(0.97)	(0.93)	(0.03)	(4.85)	(4.88)
Year ended 3-31-2014	26.33	0.05	4.32	4.37	(0.01)	—	(0.01)
Class E Shares
Six-month period ended 9-30-2018 (unaudited)	24.11	0.24	0.89	1.13	(0.22)	—	(0.22)
Year ended 3-31-2018	21.95	0.24	2.66	2.90	(0.29)	(0.45)	(0.74)
Year ended 3-31-2017	20.89	(0.03)	1.09	1.06	—	—	—
Year ended 3-31-2016	25.96	0.13	(3.78)	(3.65)	(0.05)	(1.37)	(1.42)
Year ended 3-31-2015	31.67	0.23	(0.98)	(0.75)	(0.11)	(4.85)	(4.96)
Year ended 3-31-2014	27.10	0.26	4.45	4.71	(0.14)	—	(0.14)
Class I Shares
Six-month period ended 9-30-2018 (unaudited)	24.33	0.26	0.91	1.17	(0.25)	—	(0.25)
Year ended 3-31-2018	22.16	0.27	2.70	2.97	(0.35)	(0.45)	(0.80)
Year ended 3-31-2017	21.06	0.05	1.05	1.10	—	—	—
Year ended 3-31-2016	26.15	0.23	(3.84)	(3.61)	(0.11)	(1.37)	(1.48)
Year ended 3-31-2015	31.88	0.33	(1.02)	(0.69)	(0.19)	(4.85)	(5.04)
Year ended 3-31-2014	27.25	0.34	4.48	4.82	(0.19)	—	(0.19)
Class N Shares
Six-month period ended 9-30-2018 (unaudited)	24.40	0.28	0.90	1.18	(0.28)	—	(0.28)
Year ended 3-31-2018	22.24	0.28	2.73	3.01	(0.40)	(0.45)	(0.85)
Year ended 3-31-2017	21.10	0.02	1.12	1.14	—	—	—
Year ended 3-31-2016	26.21	0.22	(3.81)	(3.59)	(0.15)	(1.37)	(1.52)
Year ended 3-31-2015(7)	31.79	0.22	(0.78)	(0.56)	(0.17)	(4.85)	(5.02)
Class R Shares
Six-month period ended 9-30-2018 (unaudited)	23.73	0.19	0.88	1.07	(0.14)	—	(0.14)
Year ended 3-31-2018	21.59	0.13	2.61	2.74	(0.15)	(0.45)	(0.60)
Year ended 3-31-2017	20.63	(0.10)	1.06	0.96	—	—	—
Year ended 3-31-2016	25.68	0.05	(3.73)	(3.68)	—	(1.37)	(1.37)
Year ended 3-31-2015	31.45	0.14	(1.00)	(0.86)	(0.06)	(4.85)	(4.91)
Year ended 3-31-2014	26.94	0.16	4.43	4.59	(0.08)	—	(0.08)
Class Y Shares
Six-month period ended 9-30-2018 (unaudited)	24.09	0.23	0.89	1.12	(0.21)	—	(0.21)
Year ended 3-31-2018	21.92	0.21	2.67	2.88	(0.26)	(0.45)	(0.71)
Year ended 3-31-2017	20.88	0.00 *	1.04	1.04	—	—	—
Year ended 3-31-2016	25.94	0.15	(3.78)	(3.63)	(0.06)	(1.37)	(1.43)
Year ended 3-31-2015	31.67	0.25	(1.01)	(0.76)	(0.12)	(4.85)	(4.97)
Year ended 3-31-2014	27.09	0.27	4.46	4.73	(0.15)	—	(0.15)

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)	Annualized.

(5)	These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Ivy Fund.

(6)	Annualized expense ratio based on the period excluding litigation expenses was 1.00%.

(7)	For the period from July 31, 2014 (commencement of operations of the class) through March 31, 2015.

(8)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2015.

46	SEMIANNUAL REPORT	2018

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Income (Loss) to Average Net Assets Excluding Expense Waiver(3)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 9-30-2018 (unaudited)	$24.94	4.68%	$1,344	1.18	%(4)	1.87	%(4)	—%		—%		32%
Year ended 3-31-2018	24.02	13.11	1,345	1.13		0.90		—		—		34
Year ended 3-31-2017	21.86	4.95	1,315	1.12		-0.02		—		—		51
Year ended 3-31-2016	20.83	-14.39	3,153	0.99		0.61		—		—		68
Year ended 3-31-2015	25.89	-2.28	6,332	0.96		0.86		—		—		75
Year ended 3-31-2014	31.61	17.47	9,659	0.96		0.92		—		—		65
Class B Shares(5)
Six-month period ended 9-30-2018 (unaudited)	23.43	4.29	67	1.95	(4)	1.12	(4)	—		—		32
Year ended 3-31-2018	22.55	12.26	86	1.91		0.10		—		—		34
Year ended 3-31-2017	20.56	4.21	141	1.83		-0.81		—		—		51
Year ended 3-31-2016	19.73	-15.06	287	1.76		-0.16		—		—		68
Year ended 3-31-2015	24.73	-3.01	571	1.71		0.11		—		—		75
Year ended 3-31-2014	30.54	16.58	783	1.71		0.16		—		—		65
Class C Shares
Six-month period ended 9-30-2018 (unaudited)	23.60	4.35	819	1.83	(4)	1.24	(4)	—		—		32
Year ended 3-31-2018	22.71	12.29	995	1.89		0.11		—		—		34
Year ended 3-31-2017	20.71	4.23	1,620	1.83		-0.75		—		—		51
Year ended 3-31-2016	19.87	-15.01	3,792	1.71		-0.10		—		—		68
Year ended 3-31-2015	24.88	-2.99	7,807	1.68		0.13		—		—		75
Year ended 3-31-2014	30.69	16.59	9,880	1.68		0.19		—		—		65
Class E Shares
Six-month period ended 9-30-2018 (unaudited)	25.02	4.69	37	1.08	(4)(6)	1.97	(4)	1.34	(4)	1.71	(4)	32
Year ended 3-31-2018	24.11	13.29	37	1.00		1.03		1.30		0.73		34
Year ended 3-31-2017	21.95	5.07	38	1.03		-0.13		1.28		-0.38		51
Year ended 3-31-2016	20.89	-14.41	53	1.00		0.53		1.14		0.39		68
Year ended 3-31-2015	25.96	-2.29	72	1.00		0.79		1.10		0.69		75
Year ended 3-31-2014	31.67	17.40	74	1.00		0.87		1.12		0.75		65
Class I Shares
Six-month period ended 9-30-2018 (unaudited)	25.25	4.81	636	0.92	(4)	2.12	(4)	—		—		32
Year ended 3-31-2018	24.33	13.48	622	0.85		1.15		—		—		34
Year ended 3-31-2017	22.16	5.22	952	0.85		0.23		—		—		51
Year ended 3-31-2016	21.06	-14.17	2,382	0.74		0.95		—		—		68
Year ended 3-31-2015	26.15	-2.06	9,112	0.74		1.08		—		—		75
Year ended 3-31-2014	31.88	17.72	13,522	0.73		1.14		—		—		65
Class N Shares
Six-month period ended 9-30-2018 (unaudited)	25.30	4.85	4	0.77	(4)	2.24	(4)	—		—		32
Year ended 3-31-2018	24.40	13.65	2	0.78		1.19		—		—		34
Year ended 3-31-2017	22.24	5.40	13	0.69		0.07		—		—		51
Year ended 3-31-2016	21.10	-14.09	12	0.60		0.89		—		—		68
Year ended 3-31-2015(7)	26.21	-1.67	12	0.59	(4)	1.18	(4)	—		—		75	(8)
Class R Shares
Six-month period ended 9-30-2018 (unaudited)	24.66	4.53	51	1.51	(4)	1.55	(4)	—		—		32
Year ended 3-31-2018	23.73	12.74	54	1.45		0.57		—		—		34
Year ended 3-31-2017	21.59	4.65	65	1.43		-0.48		—		—		51
Year ended 3-31-2016	20.63	-14.69	106	1.34		0.20		—		—		68
Year ended 3-31-2015	25.68	-2.67	161	1.33		0.47		—		—		75
Year ended 3-31-2014	31.45	17.03	162	1.33		0.54		—		—		65
Class Y Shares
Six-month period ended 9-30-2018 (unaudited)	25.00	4.69	173	1.16	(4)	1.88	(4)	—		—		32
Year ended 3-31-2018	24.09	13.15	175	1.10		0.92		—		—		34
Year ended 3-31-2017	21.92	4.98	237	1.08		0.00		—		—		51
Year ended 3-31-2016	20.88	-14.36	512	0.99		0.63		1.00		0.62		68
Year ended 3-31-2015	25.94	-2.31	1,134	0.96		0.85		0.98		0.83		75
Year ended 3-31-2014	31.67	17.47	1,516	0.96		0.92		0.98		0.90		65

See Accompanying Notes to Financial Statements.

2018	SEMIANNUAL REPORT	47

FINANCIAL HIGHLIGHTS	IVY FUNDS

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

IVY BALANCED FUND

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 9-30-2018 (unaudited)	$24.74	$0.20	$1.52	$1.72	$(0.18)	$—	$(0.18)
Year ended 3-31-2018	24.33	0.37	1.18	1.55	(0.48)	(0.66)	(1.14)
Year ended 3-31-2017	22.99	0.33	1.59	1.92	(0.30)	(0.28)	(0.58)
Year ended 3-31-2016	25.65	0.29	(1.51)	(1.22)	(0.26)	(1.18)	(1.44)
Year ended 3-31-2015	24.38	0.20	1.97	2.17	(0.16)	(0.74)	(0.90)
Year ended 3-31-2014	21.60	0.15	3.25	3.40	(0.10)	(0.52)	(0.62)
Class B Shares(5)
Six-month period ended 9-30-2018 (unaudited)	24.47	0.10	1.50	1.60	(0.07)	—	(0.07)
Year ended 3-31-2018	24.09	0.18	1.17	1.35	(0.31)	(0.66)	(0.97)
Year ended 3-31-2017	22.78	0.15	1.59	1.74	(0.15)	(0.28)	(0.43)
Year ended 3-31-2016	25.45	0.11	(1.50)	(1.39)	(0.10)	(1.18)	(1.28)
Year ended 3-31-2015	24.19	0.01	1.97	1.98	—	(0.72)	(0.72)
Year ended 3-31-2014	21.45	(0.03)	3.23	3.20	—	(0.46)	(0.46)
Class C Shares
Six-month period ended 9-30-2018 (unaudited)	24.56	0.11	1.50	1.61	(0.08)	—	(0.08)
Year ended 3-31-2018	24.17	0.19	1.18	1.37	(0.32)	(0.66)	(0.98)
Year ended 3-31-2017	22.85	0.16	1.59	1.75	(0.15)	(0.28)	(0.43)
Year ended 3-31-2016	25.53	0.13	(1.52)	(1.39)	(0.11)	(1.18)	(1.29)
Year ended 3-31-2015	24.26	0.02	1.97	1.99	— *	(0.72)	(0.72)
Year ended 3-31-2014	21.50	(0.01)	3.24	3.23	—	(0.47)	(0.47)
Class E Shares(6)
Six-month period ended 9-30-2018 (unaudited)	24.87	0.22	1.52	1.74	(0.20)	—	(0.20)
Year ended 3-31-2018	24.45	0.41	1.19	1.60	(0.52)	(0.66)	(1.18)
Year ended 3-31-2017	23.09	0.37	1.61	1.98	(0.34)	(0.28)	(0.62)
Year ended 3-31-2016	25.76	0.33	(1.53)	(1.20)	(0.29)	(1.18)	(1.47)
Year ended 3-31-2015	24.48	0.23	1.99	2.22	(0.20)	(0.74)	(0.94)
Year ended 3-31-2014	21.68	0.18	3.27	3.45	(0.13)	(0.52)	(0.65)
Class I Shares
Six-month period ended 9-30-2018 (unaudited)	24.74	0.23	1.51	1.74	(0.21)	—	(0.21)
Year ended 3-31-2018	24.33	0.43	1.19	1.62	(0.55)	(0.66)	(1.21)
Year ended 3-31-2017	22.98	0.39	1.60	1.99	(0.36)	(0.28)	(0.64)
Year ended 3-31-2016	25.63	0.36	(1.52)	(1.16)	(0.31)	(1.18)	(1.49)
Year ended 3-31-2015	24.36	0.26	1.98	2.24	(0.23)	(0.74)	(0.97)
Year ended 3-31-2014	21.58	0.21	3.26	3.47	(0.16)	(0.53)	(0.69)
Class N Shares
Six-month period ended 9-30-2018 (unaudited)	24.78	0.25	1.52	1.77	(0.23)	—	(0.23)
Year ended 3-31-2018	24.37	0.47	1.19	1.66	(0.59)	(0.66)	(1.25)
Year ended 3-31-2017	23.01	0.42	1.61	2.03	(0.39)	(0.28)	(0.67)
Year ended 3-31-2016	25.66	0.39	(1.52)	(1.13)	(0.34)	(1.18)	(1.52)
Year ended 3-31-2015(7)	24.66	0.22	1.72	1.94	(0.20)	(0.74)	(0.94)
Class R Shares
Six-month period ended 9-30-2018 (unaudited)	24.70	0.15	1.52	1.67	(0.14)	—	(0.14)
Year ended 3-31-2018	24.30	0.28	1.18	1.46	(0.40)	(0.66)	(1.06)
Year ended 3-31-2017	22.96	0.25	1.60	1.85	(0.23)	(0.28)	(0.51)
Year ended 3-31-2016	25.65	0.22	(1.53)	(1.31)	(0.20)	(1.18)	(1.38)
Year ended 3-31-2015	24.37	0.11	1.98	2.09	(0.07)	(0.74)	(0.81)
Year ended 3-31-2014	21.59	0.07	3.26	3.33	(0.03)	(0.52)	(0.55)
Class Y Shares
Six-month period ended 9-30-2018 (unaudited)	24.75	0.20	1.51	1.71	(0.18)	—	(0.18)
Year ended 3-31-2018	24.34	0.38	1.17	1.55	(0.48)	(0.66)	(1.14)
Year ended 3-31-2017	22.99	0.35	1.59	1.94	(0.31)	(0.28)	(0.59)
Year ended 3-31-2016	25.66	0.29	(1.52)	(1.23)	(0.26)	(1.18)	(1.44)
Year ended 3-31-2015	24.38	0.20	1.99	2.19	(0.17)	(0.74)	(0.91)
Year ended 3-31-2014	21.60	0.15	3.26	3.41	(0.10)	(0.53)	(0.63)

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)	Annualized.

(5)	These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Ivy Fund.

(6)	Class share is closed to investment.

(7)	For the period from July 31, 2014 (commencement of operations of the class) through March 31, 2015.

(8)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2015.

48	SEMIANNUAL REPORT	2018

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)		Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Income to Average Net Assets Excluding Expense Waiver(3)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 9-30-2018 (unaudited)	$26.28	6.96%	$1,370		1.08	%(4)	1.55	%(4)	1.10	%(4)	1.53	%(4)	21%
Year ended 3-31-2018	24.74	6.43	1,368		1.12		1.48		—		—		36
Year ended 3-31-2017	24.33	8.44	688		1.11		1.40		—		—		47
Year ended 3-31-2016	22.99	-4.92	1,311		1.10		1.21		—		—		56
Year ended 3-31-2015	25.65	9.06	1,207		1.11		0.78		—		—		33
Year ended 3-31-2014	24.38	15.90	863		1.15		0.62		—		—		34
Class B Shares(5)
Six-month period ended 9-30-2018 (unaudited)	26.00	6.54	53		1.85	(4)	0.78	(4)	1.86	(4)	0.77	(4)	21
Year ended 3-31-2018	24.47	5.64	58		1.86		0.75		—		—		36
Year ended 3-31-2017	24.09	7.68	77		1.84		0.66		—		—		47
Year ended 3-31-2016	22.78	-5.62	80		1.83		0.48		—		—		56
Year ended 3-31-2015	25.45	8.28	74		1.84		0.04		—		—		33
Year ended 3-31-2014	24.19	15.01	70		1.89		-0.11		—		—		34
Class C Shares
Six-month period ended 9-30-2018 (unaudited)	26.09	6.56	434		1.79	(4)	0.84	(4)	1.79	(4)	0.84	(4)	21
Year ended 3-31-2018	24.56	5.69	485		1.83		0.78		—		—		36
Year ended 3-31-2017	24.17	7.72	707		1.80		0.69		—		—		47
Year ended 3-31-2016	22.85	-5.62	892		1.79		0.53		—		—		56
Year ended 3-31-2015	25.53	8.34	736		1.80		0.09		—		—		33
Year ended 3-31-2014	24.26	15.11	524		1.84		-0.06		—		—		34
Class E Shares(6)
Six-month period ended 9-30-2018 (unaudited)	26.41	7.00	—	*	0.94	(4)	1.69	(4)	—		—		21
Year ended 3-31-2018	24.87	6.61	—	*	0.97		1.62		—		—		36
Year ended 3-31-2017	24.45	8.65	—	*	0.95		1.54		—		—		47
Year ended 3-31-2016	23.09	-4.82	—	*	0.95		1.36		—		—		56
Year ended 3-31-2015	25.76	9.22	—	*	0.96		0.92		—		—		33
Year ended 3-31-2014	24.48	16.10	—	*	1.00		0.78		—		—		34
Class I Shares
Six-month period ended 9-30-2018 (unaudited)	26.27	7.09	976		0.84	(4)	1.79	(4)	0.85	(4)	1.78	(4)	21
Year ended 3-31-2018	24.74	6.66	1,043		0.88		1.72		—		—		36
Year ended 3-31-2017	24.33	8.75	673		0.85		1.63		—		—		47
Year ended 3-31-2016	22.98	-4.70	373		0.84		1.47		—		—		56
Year ended 3-31-2015	25.63	9.34	315		0.86		1.03		—		—		33
Year ended 3-31-2014	24.36	16.21	211		0.88		0.89		—		—		34
Class N Shares
Six-month period ended 9-30-2018 (unaudited)	26.32	7.16	10		0.69	(4)	1.94	(4)	—		—		21
Year ended 3-31-2018	24.78	6.86	10		0.72		1.88		—		—		36
Year ended 3-31-2017	24.37	8.92	10		0.70		1.77		—		—		47
Year ended 3-31-2016	23.01	-4.57	5		0.69		1.60		—		—		56
Year ended 3-31-2015(7)	25.66	8.01	4		0.70	(4)	1.29	(4)	—		—		33	(8)
Class R Shares
Six-month period ended 9-30-2018 (unaudited)	26.23	6.80	14		1.43	(4)	1.20	(4)	—		—		21
Year ended 3-31-2018	24.70	6.04	13		1.46		1.13		—		—		36
Year ended 3-31-2017	24.30	8.12	14		1.44		1.04		—		—		47
Year ended 3-31-2016	22.96	-5.29	13		1.44		0.89		—		—		56
Year ended 3-31-2015	25.65	8.71	9		1.46		0.43		—		—		33
Year ended 3-31-2014	24.37	15.51	4		1.47		0.29		—		—		34
Class Y Shares
Six-month period ended 9-30-2018 (unaudited)	26.28	6.93	29		1.08	(4)	1.55	(4)	—		—		21
Year ended 3-31-2018	24.75	6.44	34		1.12		1.53		—		—		36
Year ended 3-31-2017	24.34	8.50	70		1.10		1.47		—		—		47
Year ended 3-31-2016	22.99	-4.95	124		1.09		1.16		—		—		56
Year ended 3-31-2015	25.66	9.10	185		1.11		0.79		—		—		33
Year ended 3-31-2014	24.38	15.91	152		1.13		0.64		—		—		34

See Accompanying Notes to Financial Statements.

2018	SEMIANNUAL REPORT	49

FINANCIAL HIGHLIGHTS	IVY FUNDS

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

IVY ENERGY FUND

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 9-30-2018 (unaudited)	$11.55	$(0.04)	$1.53	$1.49	$—	$—	$—
Year ended 3-31-2018	13.30	0.03	(1.74)	(1.71)	(0.04)	—	(0.04)
Year ended 3-31-2017	10.75	(0.08)	2.63	2.55	—	—	—
Year ended 3-31-2016	14.03	(0.03)	(3.25)	(3.28)	—	—	—
Year ended 3-31-2015	16.38	(0.05)	(2.30)	(2.35)	—	—	—
Year ended 3-31-2014	13.74	(0.09)	2.73	2.64	—	—	—
Class B Shares(6)
Six-month period ended 9-30-2018 (unaudited)	10.48	(0.08)	1.39	1.31	—	—	—
Year ended 3-31-2018	12.15	(0.03)	(1.64)	(1.67)	—	—	—
Year ended 3-31-2017	9.90	(0.18)	2.43	2.25	—	—	—
Year ended 3-31-2016	13.04	(0.13)	(3.01)	(3.14)	—	—	—
Year ended 3-31-2015	15.35	(0.17)	(2.14)	(2.31)	—	—	—
Year ended 3-31-2014	12.98	(0.19)	2.56	2.37	—	—	—
Class C Shares
Six-month period ended 9-30-2018 (unaudited)	10.71	(0.08)	1.42	1.34	—	—	—
Year ended 3-31-2018	12.39	0.00 *	(1.68)	(1.68)	—	—	—
Year ended 3-31-2017	10.08	(0.16)	2.47	2.31	—	—	—
Year ended 3-31-2016	13.24	(0.10)	(3.06)	(3.16)	—	—	—
Year ended 3-31-2015	15.55	(0.13)	(2.18)	(2.31)	—	—	—
Year ended 3-31-2014	13.12	(0.16)	2.59	2.43	—	—	—
Class E Shares(8)
Six-month period ended 9-30-2018 (unaudited)	11.85	(0.03)	1.57	1.54	—	—	—
Year ended 3-31-2018	13.63	0.10	(1.82)	(1.72)	(0.06)	—	(0.06)
Year ended 3-31-2017	10.99	(0.05)	2.69	2.64	—	—	—
Year ended 3-31-2016	14.30	0.01	(3.32)	(3.31)	—	—	—
Year ended 3-31-2015	16.65	(0.01)	(2.34)	(2.35)	—	—	—
Year ended 3-31-2014	13.92	(0.04)	2.77	2.73	—	—	—
Class I Shares
Six-month period ended 9-30-2018 (unaudited)	11.99	(0.02)	1.59	1.57	—	—	—
Year ended 3-31-2018	13.80	0.09	(1.83)	(1.74)	(0.07)	—	(0.07)
Year ended 3-31-2017	11.11	(0.05)	2.74	2.69	—	—	—
Year ended 3-31-2016	14.44	0.02	(3.35)	(3.33)	—	—	—
Year ended 3-31-2015	16.80	0.02	(2.38)	(2.36)	—	—	—
Year ended 3-31-2014	14.03	(0.02)	2.79	2.77	—	—	—
Class N Shares
Six-month period ended 9-30-2018 (unaudited)	12.05	(0.01)	1.59	1.58	—	—	—
Year ended 3-31-2018	13.86	0.17	(1.90)	(1.73)	(0.08)	—	(0.08)
Year ended 3-31-2017	11.14	(0.02)	2.74	2.72	—	—	—
Year ended 3-31-2016	14.46	0.04	(3.36)	(3.32)	—	—	—
Year ended 3-31-2015(9)	18.03	0.03	(3.60)	(3.57)	—	—	—
Class R Shares
Six-month period ended 9-30-2018 (unaudited)	11.45	(0.05)	1.50	1.45	—	—	—
Year ended 3-31-2018	13.20	0.04	(1.77)	(1.73)	(0.02)	—	(0.02)
Year ended 3-31-2017	10.69	(0.12)	2.63	2.51	—	—	—
Year ended 3-31-2016	13.98	(0.05)	(3.24)	(3.29)	—	—	—
Year ended 3-31-2015	16.35	(0.08)	(2.29)	(2.37)	—	—	—
Year ended 3-31-2014	13.74	(0.11)	2.72	2.61	—	—	—
Class Y Shares
Six-month period ended 9-30-2018 (unaudited)	11.72	(0.03)	1.54	1.51	—	—	—
Year ended 3-31-2018	13.49	0.08	(1.80)	(1.72)	(0.05)	—	(0.05)
Year ended 3-31-2017	10.89	(0.07)	2.67	2.60	—	—	—
Year ended 3-31-2016	14.19	(0.01)	(3.29)	(3.30)	—	—	—
Year ended 3-31-2015	16.55	(0.04)	(2.32)	(2.36)	—	—	—
Year ended 3-31-2014	13.86	(0.06)	2.75	2.69	—	—	—

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)	Annualized.

(5)	Expense ratio based on the period excluding reorganization expenses was 1.44%.

(6)	These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Ivy Fund.

(7)	Expense ratio based on the period excluding reorganization expenses was 2.36%.

(8)	Class share is closed to investment.

(9)	For the period from July 31, 2014 (commencement of operations of the class) through March 31, 2015.

(10)	Expense ratio based on the period excluding reorganization expenses was 1.09%.

(11)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2015.

50	SEMIANNUAL REPORT	2018

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)		Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Income (Loss) to Average Net Assets Excluding Expense Waiver(3)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 9-30-2018 (unaudited)	$13.04	12.90%	$214		1.41	%(4)	-0.60	%(4)	1.50	%(4)	-0.69	%(4)	15%
Year ended 3-31-2018	11.55	-12.89	211		1.46	(5)	0.26		1.53		0.19		21
Year ended 3-31-2017	13.30	23.72	158		1.41		-0.59		—		—		39
Year ended 3-31-2016	10.75	-23.38	192		1.49		-0.23		—		—		31
Year ended 3-31-2015	14.03	-14.35	213		1.48		-0.33		—		—		22
Year ended 3-31-2014	16.38	19.13	124		1.60		-0.59		—		—		34
Class B Shares(6)
Six-month period ended 9-30-2018 (unaudited)	11.79	12.39	2		2.16	(4)	-1.35	(4)	2.38	(4)	-1.57	(4)	15
Year ended 3-31-2018	10.48	-13.66	2		2.38	(7)	-0.25		2.49		-0.36		21
Year ended 3-31-2017	12.15	22.73	4		2.29		-1.49		—		—		39
Year ended 3-31-2016	9.90	-24.08	3		2.36		-1.11		—		—		31
Year ended 3-31-2015	13.04	-15.05	5		2.29		-1.17		—		—		22
Year ended 3-31-2014	15.35	18.26	5		2.38		-1.37		—		—		34
Class C Shares
Six-month period ended 9-30-2018 (unaudited)	12.05	12.51	46		2.11	(4)	-1.30	(4)	—		—		15
Year ended 3-31-2018	10.71	-13.56	48		2.15		-0.01		2.15		-0.01		21
Year ended 3-31-2017	12.39	22.92	87		2.11		-1.31		—		—		39
Year ended 3-31-2016	10.08	-23.87	79		2.16		-0.89		—		—		31
Year ended 3-31-2015	13.24	-14.85	82		2.09		-0.92		—		—		22
Year ended 3-31-2014	15.55	18.43	30		2.16		-1.15		—		—		34
Class E Shares(8)
Six-month period ended 9-30-2018 (unaudited)	13.39	13.00	—	*	1.19	(4)	-0.38	(4)	—		—		15
Year ended 3-31-2018	11.85	-12.63	—	*	1.20		0.82		—		—		21
Year ended 3-31-2017	13.63	24.02	—	*	1.19		-0.40		—		—		39
Year ended 3-31-2016	10.99	-23.15	—	*	1.20		0.05		—		—		31
Year ended 3-31-2015	14.30	-14.11	—	*	1.20		-0.08		—		—		22
Year ended 3-31-2014	16.65	19.53	—	*	1.25		-0.25		—		—		34
Class I Shares
Six-month period ended 9-30-2018 (unaudited)	13.56	13.09	242		1.05	(4)	-0.25	(4)	1.10	(4)	-0.30	(4)	15
Year ended 3-31-2018	11.99	-12.63	263		1.11	(10)	0.76		1.12		0.75		21
Year ended 3-31-2017	13.80	24.21	225		1.08		-0.35		—		—		39
Year ended 3-31-2016	11.11	-23.06	85		1.10		0.16		—		—		31
Year ended 3-31-2015	14.44	-14.05	82		1.09		0.10		—		—		22
Year ended 3-31-2014	16.80	19.74	14		1.14		-0.12		—		—		34
Class N Shares
Six-month period ended 9-30-2018 (unaudited)	13.63	13.11	6		0.94	(4)	-0.13	(4)	—		—		15
Year ended 3-31-2018	12.05	-12.48	5		0.95		1.45		—		—		21
Year ended 3-31-2017	13.86	24.42	12		0.93		-0.18		—		—		39
Year ended 3-31-2016	11.14	-22.96	5		0.95		0.35		—		—		31
Year ended 3-31-2015(9)	14.46	-19.80	2		0.93	(4)	0.34	(4)	—		—		22	(11)
Class R Shares
Six-month period ended 9-30-2018 (unaudited)	12.90	12.75	25		1.68	(4)	-0.87	(4)	—		—		15
Year ended 3-31-2018	11.45	-13.11	22		1.70		0.37		—		—		21
Year ended 3-31-2017	13.20	23.48	26		1.67		-0.89		—		—		39
Year ended 3-31-2016	10.69	-23.53	19		1.70		-0.43		—		—		31
Year ended 3-31-2015	13.98	-14.50	15		1.69		-0.53		—		—		22
Year ended 3-31-2014	16.35	19.00	5		1.72		-0.70		—		—		34
Class Y Shares
Six-month period ended 9-30-2018 (unaudited)	13.23	12.88	37		1.34	(4)	-0.54	(4)	—		—		15
Year ended 3-31-2018	11.72	-12.78	42		1.35		0.71		—		—		21
Year ended 3-31-2017	13.49	23.87	53		1.34		-0.54		—		—		39
Year ended 3-31-2016	10.89	-23.26	42		1.36		-0.08		—		—		31
Year ended 3-31-2015	14.19	-14.26	37		1.34		-0.22		—		—		22
Year ended 3-31-2014	16.55	19.41	18		1.39		-0.38		—		—		34

See Accompanying Notes to Financial Statements.

2018	SEMIANNUAL REPORT	51

FINANCIAL HIGHLIGHTS	IVY FUNDS

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

IVY LASALLE GLOBAL REAL ESTATE FUND

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 9-30-2018 (unaudited)	$10.38	$0.09		$0.42	$0.51	$(0.19)	$—	$(0.19)
Year ended 3-31-2018	10.28	0.24		0.04	0.28	(0.11)	(0.07)	(0.18)
Year ended 3-31-2017	10.58	0.09		(0.14)	(0.05)	(0.25)	—	(0.25)
Year ended 3-31-2016	11.15	0.17		(0.41)	(0.24)	(0.13)	(0.20)	(0.33)
Year ended 3-31-2015	9.83	0.13		1.46	1.59	(0.19)	(0.08)	(0.27)
Year ended 3-31-2014	10.00	0.11		(0.12)	(0.01)	(0.16)	—	(0.16)
Class B Shares(6)
Six-month period ended 9-30-2018 (unaudited)	10.33	0.06		0.42	0.48	(0.17)	—	(0.17)
Year ended 3-31-2018	10.24	0.15		0.07	0.22	(0.06)	(0.07)	(0.13)
Year ended 3-31-2017	10.56	(0.04)		(0.12)	(0.16)	(0.16)	—	(0.16)
Year ended 3-31-2016	11.10	0.06		(0.40)	(0.34)	(0.01)	(0.19)	(0.20)
Year ended 3-31-2015	9.79	0.01		1.46	1.47	(0.08)	(0.08)	(0.16)
Year ended 3-31-2014	10.00	0.00	*	(0.12)	(0.12)	(0.09)	—	(0.09)
Class C Shares
Six-month period ended 9-30-2018 (unaudited)	10.32	0.05		0.41	0.46	(0.16)	—	(0.16)
Year ended 3-31-2018	10.24	0.14		0.06	0.20	(0.05)	(0.07)	(0.12)
Year ended 3-31-2017	10.55	(0.06)		(0.11)	(0.17)	(0.14)	—	(0.14)
Year ended 3-31-2016	11.10	0.04		(0.41)	(0.37)	—	(0.18)	(0.18)
Year ended 3-31-2015	9.80	(0.01)		1.47	1.46	(0.08)	(0.08)	(0.16)
Year ended 3-31-2014	10.00	0.00	*	(0.11)	(0.11)	(0.09)	—	(0.09)
Class I Shares
Six-month period ended 9-30-2018 (unaudited)	10.41	0.12		0.42	0.54	(0.20)	—	(0.20)
Year ended 3-31-2018	10.29	0.26		0.07	0.33	(0.14)	(0.07)	(0.21)
Year ended 3-31-2017	10.57	0.03		(0.07)	(0.04)	(0.24)	—	(0.24)
Year ended 3-31-2016	11.14	0.17		(0.42)	(0.25)	(0.12)	(0.20)	(0.32)
Year ended 3-31-2015	9.82	0.12		1.46	1.58	(0.18)	(0.08)	(0.26)
Year ended 3-31-2014	10.00	0.09		(0.11)	(0.02)	(0.16)	—	(0.16)
Class N Shares
Six-month period ended 9-30-2018 (unaudited)	10.42	0.11		0.42	0.53	(0.20)	—	(0.20)
Year ended 3-31-2018(8)	10.42	0.15		0.05	0.20	(0.13)	(0.07)	(0.20)
Class R Shares
Six-month period ended 9-30-2018 (unaudited)	10.36	0.08		0.42	0.50	(0.18)	—	(0.18)
Year ended 3-31-2018	10.27	0.18		0.07	0.25	(0.09)	(0.07)	(0.16)
Year ended 3-31-2017	10.57	0.00	*	(0.11)	(0.11)	(0.19)	—	(0.19)
Year ended 3-31-2016	11.12	0.10		(0.41)	(0.31)	(0.04)	(0.20)	(0.24)
Year ended 3-31-2015	9.81	0.05		1.46	1.51	(0.12)	(0.08)	(0.20)
Year ended 3-31-2014	10.00	0.04		(0.11)	(0.07)	(0.12)	—	(0.12)
Class Y Shares
Six-month period ended 9-30-2018 (unaudited)	10.50	0.10		0.42	0.52	(0.19)	—	(0.19)
Year ended 3-31-2018	10.39	0.22		0.07	0.29	(0.11)	(0.07)	(0.18)
Year ended 3-31-2017	10.64	0.07		(0.07)	0.00 *	(0.25)	—	(0.25)
Year ended 3-31-2016	11.22	0.17		(0.42)	(0.25)	(0.13)	(0.20)	(0.33)
Year ended 3-31-2015	9.89	0.12		1.48	1.60	(0.19)	(0.08)	(0.27)
Year ended 3-31-2014	10.00	0.11		(0.05)	0.06	(0.17)	—	(0.17)

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)	Annualized.

(5)	Annualized expense ratio based on the period excluding reorganization expenses was 1.51%.

(6)	These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Ivy Fund.

(7)	Annualized expense ratio based on the period excluding reorganization expenses was 1.05%.

(8)	For the period from July 5, 2017 (commencement of operations of the class) through March 31, 2018.

(9)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2018.

(10)	Ratio of expenses to average net assets excluding offering cost was 2.40%.

(11)	Ratio of expenses to average net assets excluding offering cost was 2.39%.

(12)	Ratio of expenses to average net assets excluding offering cost was 1.43%.

(13)	Ratio of expenses to average net assets excluding offering cost was 1.99%.

52	SEMIANNUAL REPORT	2018

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)		Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Income (Loss) to Average Net Assets Excluding Expense Waiver(3)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 9-30-2018 (unaudited)	$10.70	5.02%	$8		1.60	%(4)(5)	1.73	%(4)	1.97	%(4)	1.36	%(4)	23%
Year ended 3-31-2018	10.38	2.69	8		1.51		2.29		1.79		2.01		77
Year ended 3-31-2017	10.28	-0.45	12		1.51		0.91		2.08		0.34		49
Year ended 3-31-2016	10.58	-2.00	29		1.51		1.67		2.12		1.06		59
Year ended 3-31-2015	11.15	16.31	28		1.51		1.22		2.14		0.59		63
Year ended 3-31-2014	9.83	0.02	22		1.51		1.12		2.62		0.01		36
Class B Shares(6)
Six-month period ended 9-30-2018 (unaudited)	10.64	4.66	—	*	2.21	(4)	1.12	(4)	2.46	(4)	0.87	(4)	23
Year ended 3-31-2018	10.33	2.13	—	*	2.18		1.42		2.34		1.26		77
Year ended 3-31-2017	10.24	-1.52	—	*	2.54		-0.43		2.60		-0.49		49
Year ended 3-31-2016	10.56	-3.03	—	*	2.56		0.62		—		—		59
Year ended 3-31-2015	11.10	15.05	—	*	2.66		0.06		—		—		63
Year ended 3-31-2014	9.79	-1.16	—	*	2.68	(10)	-0.02		3.14		-0.48		36
Class C Shares
Six-month period ended 9-30-2018 (unaudited)	10.62	4.61	1		2.34	(4)	0.98	(4)	2.59	(4)	0.73	(4)	23
Year ended 3-31-2018	10.32	1.96	1		2.30		1.30		2.47		1.13		77
Year ended 3-31-2017	10.24	-1.62	1		2.66		-0.57		2.72		-0.63		49
Year ended 3-31-2016	10.55	-3.21	1		2.74		0.41		—		—		59
Year ended 3-31-2015	11.10	14.92	1		2.68		-0.09		—		—		63
Year ended 3-31-2014	9.80	-1.03	1		2.67	(11)	—		3.12		-0.45		36
Class I Shares
Six-month period ended 9-30-2018 (unaudited)	10.75	5.25	31		1.13	(4)(7)	2.22	(4)	1.61	(4)	1.74	(4)	23
Year ended 3-31-2018	10.41	3.20	28		1.05		2.48		1.41		2.12		77
Year ended 3-31-2017	10.29	-0.39	20		1.50		0.25		1.61		0.14		49
Year ended 3-31-2016	10.57	-2.11	3		1.59		1.59		—		—		59
Year ended 3-31-2015	11.14	16.14	3		1.62		1.08		—		—		63
Year ended 3-31-2014	9.82	-0.13	2		1.71	(12)	0.94		2.16		0.49		36
Class N Shares
Six-month period ended 9-30-2018 (unaudited)	10.75	5.25	26		1.14	(4)(7)	2.17	(4)	1.40	(4)	1.91	(4)	23
Year ended 3-31-2018(8)	10.42	1.89	30		1.05	(4)	1.96	(4)	1.27	(4)	1.74	(4)	77	(9)
Class R Shares
Six-month period ended 9-30-2018 (unaudited)	10.68	4.84	—	*	1.89	(4)	1.45	(4)	2.14	(4)	1.20	(4)	23
Year ended 3-31-2018	10.36	2.39	—	*	1.81		1.74		1.97		1.58		77
Year ended 3-31-2017	10.27	-1.01	—	*	2.13		-0.05		2.20		-0.12		49
Year ended 3-31-2016	10.57	-2.68	—	*	2.20		0.99		—		—		59
Year ended 3-31-2015	11.12	15.40	1		2.25		0.50		—		—		63
Year ended 3-31-2014	9.81	-0.67	—	*	2.27	(13)	0.38		2.73		-0.08		36
Class Y Shares
Six-month period ended 9-30-2018 (unaudited)	10.83	5.01	1		1.53	(4)	1.81	(4)	1.78	(4)	1.56	(4)	23
Year ended 3-31-2018	10.50	2.76	1		1.46		2.11		1.62		1.95		77
Year ended 3-31-2017	10.39	0.03	1		1.52		0.70		1.87		0.35		49
Year ended 3-31-2016	10.64	-2.08	1		1.51		1.63		1.86		1.28		59
Year ended 3-31-2015	11.22	16.32	1		1.51		1.15		1.90		0.76		63
Year ended 3-31-2014	9.89	0.68	1		1.51		1.13		2.37		0.27		36

See Accompanying Notes to Financial Statements.

2018	SEMIANNUAL REPORT	53

FINANCIAL HIGHLIGHTS	IVY FUNDS

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

IVY LASALLE GLOBAL-RISK MANAGED REAL ESTATE FUND

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 9-30-2018 (unaudited)	$10.65	$0.11	$0.50	$0.61	$(0.34)	$—	$(0.34)
Year ended 3-31-2018	10.70	0.28	(0.26)	0.02	(0.06)	(0.01)	(0.07)
Year ended 3-31-2017	11.39	0.12	(0.32)	(0.20)	(0.37)	(0.12)	(0.49)
Year ended 3-31-2016	11.06	0.22	0.35	0.57	(0.13)	(0.11)	(0.24)
Year ended 3-31-2015	9.72	0.14	1.48	1.62	(0.28)	—	(0.28)
Year ended 3-31-2014	10.00	0.13	(0.24)	(0.11)	(0.17)	—	(0.17)
Class B Shares(6)
Six-month period ended 9-30-2018 (unaudited)	10.60	0.07	0.49	0.56	(0.31)	—	(0.31)
Year ended 3-31-2018	10.68	0.15	(0.22)	(0.07)	—	(0.01)	(0.01)
Year ended 3-31-2017	11.38	0.03	(0.31)	(0.28)	(0.30)	(0.12)	(0.42)
Year ended 3-31-2016	11.04	0.15	0.33	0.48	(0.03)	(0.11)	(0.14)
Year ended 3-31-2015	9.70	0.06	1.46	1.52	(0.18)	—	(0.18)
Year ended 3-31-2014	10.00	0.03	(0.23)	(0.20)	(0.10)	—	(0.10)
Class C Shares
Six-month period ended 9-30-2018 (unaudited)	10.60	0.07	0.50	0.57	(0.31)	—	(0.31)
Year ended 3-31-2018	10.68	0.15	(0.22)	(0.07)	—	(0.01)	(0.01)
Year ended 3-31-2017	11.38	(0.02)	(0.26)	(0.28)	(0.30)	(0.12)	(0.42)
Year ended 3-31-2016	11.04	0.13	0.33	0.46	(0.02)	(0.10)	(0.12)
Year ended 3-31-2015	9.70	0.05	1.47	1.52	(0.18)	—	(0.18)
Year ended 3-31-2014	10.00	0.03	(0.23)	(0.20)	(0.10)	—	(0.10)
Class I Shares
Six-month period ended 9-30-2018 (unaudited)	10.67	0.13	0.50	0.63	(0.35)	—	(0.35)
Year ended 3-31-2018	10.72	0.25	(0.20)	0.05	(0.09)	(0.01)	(0.10)
Year ended 3-31-2017	11.39	0.06	(0.23)	(0.17)	(0.38)	(0.12)	(0.50)
Year ended 3-31-2016	11.07	0.24	0.34	0.58	(0.15)	(0.11)	(0.26)
Year ended 3-31-2015	9.72	0.15	1.47	1.62	(0.27)	—	(0.27)
Year ended 3-31-2014	10.00	0.12	(0.24)	(0.12)	(0.16)	—	(0.16)
Class N Shares
Six-month period ended 9-30-2018 (unaudited)	10.68	0.13	0.50	0.63	(0.35)	—	(0.35)
Year ended 3-31-2018(8)	10.67	0.13	(0.03)	0.10	(0.08)	(0.01)	(0.09)
Class R Shares
Six-month period ended 9-30-2018 (unaudited)	10.63	0.09	0.49	0.58	(0.32)	—	(0.32)
Year ended 3-31-2018	10.70	0.16	(0.19)	(0.03)	(0.03)	(0.01)	(0.04)
Year ended 3-31-2017	11.39	0.04	(0.28)	(0.24)	(0.33)	(0.12)	(0.45)
Year ended 3-31-2016	11.05	0.18	0.34	0.52	(0.07)	(0.11)	(0.18)
Year ended 3-31-2015	9.70	0.09	1.47	1.56	(0.21)	—	(0.21)
Year ended 3-31-2014	10.00	0.06	(0.24)	(0.18)	(0.12)	—	(0.12)
Class Y Shares
Six-month period ended 9-30-2018 (unaudited)	10.66	0.11	0.50	0.61	(0.34)	—	(0.34)
Year ended 3-31-2018	10.71	0.22	(0.20)	0.02	(0.06)	(0.01)	(0.07)
Year ended 3-31-2017	11.40	0.07	(0.27)	(0.20)	(0.37)	(0.12)	(0.49)
Year ended 3-31-2016	11.07	0.23	0.33	0.56	(0.12)	(0.11)	(0.23)
Year ended 3-31-2015	9.72	0.13	1.50	1.63	(0.28)	—	(0.28)
Year ended 3-31-2014	10.00	0.13	(0.24)	(0.11)	(0.17)	—	(0.17)

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)	Annualized.

(5)	Annualized expense ratio based on the period excluding reorganization expenses was 1.51%.

(6)	These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Ivy Fund.

(7)	Annualized expense ratio based on the period excluding reorganization expenses was 1.16%.

(8)	For the period from July 5, 2017 (commencement of operations of the class) through March 31, 2018.

(9)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2018.

(10)	Ratio of expenses to average net assets excluding offering cost was 2.15%.

(11)	Ratio of expenses to average net assets excluding offering cost was 1.27%.

(12)	Ratio of expenses to average net assets excluding offering cost was 1.88%.

54	SEMIANNUAL REPORT	2018

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)		Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Income to Average Net Assets Excluding Expense Waiver(3)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 9-30-2018 (unaudited)	$10.92	5.75%	$13		1.59	%(4)(5)	2.04	%(4)	1.91	%(4)	1.72	%(4)	19%
Year ended 3-31-2018	10.65	0.14	15		1.51		2.59		1.77		2.33		35
Year ended 3-31-2017	10.70	-1.79	35		1.51		1.09		1.63		0.97		54
Year ended 3-31-2016	11.39	5.27	65		1.51		2.08		1.76		1.83		59
Year ended 3-31-2015	11.06	16.77	43		1.50		1.31		1.83		0.98		53
Year ended 3-31-2014	9.72	-1.00	20		1.51		1.39		2.08		0.82		38
Class B Shares(6)
Six-month period ended 9-30-2018 (unaudited)	10.85	5.31	1		2.31	(4)	1.32	(4)	2.41	(4)	1.22	(4)	19
Year ended 3-31-2018	10.60	-0.65	1		2.30		1.40		2.35		1.35		35
Year ended 3-31-2017	10.68	-2.50	1		2.31		0.26		—		—		54
Year ended 3-31-2016	11.38	4.36	1		2.33		1.42		—		—		59
Year ended 3-31-2015	11.04	15.74	1		2.34		0.57		—		—		53
Year ended 3-31-2014	9.70	-1.92	1		2.53	(10)	0.32		2.58		0.27		38
Class C Shares
Six-month period ended 9-30-2018 (unaudited)	10.86	5.38	3		2.33	(4)	1.31	(4)	2.43	(4)	1.21	(4)	19
Year ended 3-31-2018	10.60	-0.65	4		2.32		1.39		2.37		1.34		35
Year ended 3-31-2017	10.68	-2.52	8		2.29		-0.20		—		—		54
Year ended 3-31-2016	11.38	4.34	4		2.35		1.24		—		—		59
Year ended 3-31-2015	11.04	15.72	3		2.38		0.43		—		—		53
Year ended 3-31-2014	9.70	-1.91	2		2.53	(10)	0.33		2.58		0.28		38
Class I Shares
Six-month period ended 9-30-2018 (unaudited)	10.95	5.95	51		1.24	(4)(7)	2.40	(4)	1.54	(4)	2.10	(4)	19
Year ended 3-31-2018	10.67	0.43	60		1.16		2.31		1.39		2.08		35
Year ended 3-31-2017	10.72	-1.44	63		1.22		0.57		1.32		0.47		54
Year ended 3-31-2016	11.39	5.37	11		1.39		2.25		—		—		59
Year ended 3-31-2015	11.07	16.79	10		1.47		1.46		—		—		53
Year ended 3-31-2014	9.72	-1.09	8		1.65	(11)	1.20		1.70		1.15		38
Class N Shares
Six-month period ended 9-30-2018 (unaudited)	10.96	5.95	—	*	1.24	(4)(7)	2.37	(4)	1.36	(4)	2.25	(4)	19
Year ended 3-31-2018(8)	10.68	0.91	—	*	1.16	(4)	1.69	(4)	1.25	(4)	1.60	(4)	35	(9)
Class R Shares
Six-month period ended 9-30-2018 (unaudited)	10.89	5.54	5		1.98	(4)	1.64	(4)	2.08	(4)	1.54	(4)	19
Year ended 3-31-2018	10.63	-0.31	4		1.91		1.47		1.96		1.42		35
Year ended 3-31-2017	10.70	-2.11	2		1.90		0.39		—		—		54
Year ended 3-31-2016	11.39	4.78	2		1.99		1.66		—		—		59
Year ended 3-31-2015	11.05	16.15	2		2.07		0.88		—		—		53
Year ended 3-31-2014	9.70	-1.72	2		2.26	(12)	0.60		2.31		0.55		38
Class Y Shares
Six-month period ended 9-30-2018 (unaudited)	10.93	5.74	5		1.58	(4)(5)	2.04	(4)	1.74	(4)	1.88	(4)	19
Year ended 3-31-2018	10.66	0.14	5		1.51		2.03		1.61		1.93		35
Year ended 3-31-2017	10.71	-1.77	5		1.50		0.63		1.56		0.57		54
Year ended 3-31-2016	11.40	5.25	4		1.51		2.19		1.67		2.03		59
Year ended 3-31-2015	11.07	16.87	5		1.51		1.26		1.71		1.06		53
Year ended 3-31-2014	9.72	-0.98	3		1.50		1.35		1.95		0.90		38

See Accompanying Notes to Financial Statements.

2018	SEMIANNUAL REPORT	55

FINANCIAL HIGHLIGHTS	IVY FUNDS

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

IVY NATURAL RESOURCES FUND

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 9-30-2018 (unaudited)	$14.82	$0.03	$0.69	$0.72	$—	$—	$—
Year ended 3-31-2018	14.80	(0.03)	0.05	0.02	—	—	—
Year ended 3-31-2017	12.53	(0.03)	2.31	2.28	(0.01)	—	(0.01)
Year ended 3-31-2016	16.13	0.03	(3.63)	(3.60)	—	—	—
Year ended 3-31-2015	19.07	0.00 *	(2.94)	(2.94)	—	—	—
Year ended 3-31-2014	17.84	(0.02)	1.25	1.23	—	—	—
Class B Shares(5)
Six-month period ended 9-30-2018 (unaudited)	12.44	(0.06)	0.57	0.51	—	—	—
Year ended 3-31-2018	12.57	(0.18)	0.05	(0.13)	—	—	—
Year ended 3-31-2017	10.75	(0.15)	1.97	1.82	—	—	—
Year ended 3-31-2016	13.98	(0.11)	(3.12)	(3.23)	—	—	—
Year ended 3-31-2015	16.67	(0.15)	(2.54)	(2.69)	—	—	—
Year ended 3-31-2014	15.73	(0.15)	1.09	0.94	—	—	—
Class C Shares
Six-month period ended 9-30-2018 (unaudited)	12.33	0.00 *	0.57	0.57	—	—	—
Year ended 3-31-2018	12.39	(0.12)	0.06	(0.06)	—	—	—
Year ended 3-31-2017	10.55	(0.10)	1.94	1.84	—	—	—
Year ended 3-31-2016	13.67	(0.06)	(3.06)	(3.12)	—	—	—
Year ended 3-31-2015	16.26	(0.10)	(2.49)	(2.59)	—	—	—
Year ended 3-31-2014	15.31	(0.11)	1.06	0.95	—	—	—
Class E Shares
Six-month period ended 9-30-2018 (unaudited)	15.25	0.06	0.69	0.75	—	—	—
Year ended 3-31-2018	15.15	0.04	0.06	0.10	—	—	—
Year ended 3-31-2017	12.81	0.04	2.37	2.41	(0.07)	—	(0.07)
Year ended 3-31-2016	16.43	0.09	(3.71)	(3.62)	—	—	—
Year ended 3-31-2015	19.36	0.06	(2.99)	(2.93)	—	—	—
Year ended 3-31-2014	18.06	0.04	1.26	1.30	—	—	—
Class I Shares
Six-month period ended 9-30-2018 (unaudited)	15.50	0.07	0.72	0.79	—	—	—
Year ended 3-31-2018	15.40	0.05	0.05	0.10	—	—	—
Year ended 3-31-2017	13.02	0.05	2.41	2.46	(0.08)	—	(0.08)
Year ended 3-31-2016	16.69	0.10	(3.77)	(3.67)	—	—	—
Year ended 3-31-2015	19.63	0.09	(3.03)	(2.94)	—	—	—
Year ended 3-31-2014	18.28	0.07	1.28	1.35	—	—	—
Class N Shares
Six-month period ended 9-30-2018 (unaudited)	15.58	0.09	0.71	0.80	—	—	—
Year ended 3-31-2018	15.44	0.07	0.07	0.14	—	—	—
Year ended 3-31-2017	13.06	0.07	2.42	2.49	(0.11)	—	(0.11)
Year ended 3-31-2016	16.70	0.13	(3.77)	(3.64)	—	—	—
Year ended 3-31-2015(6)	20.86	0.11	(4.27)	(4.16)	—	—	—
Class R Shares
Six-month period ended 9-30-2018 (unaudited)	14.63	0.02	0.68	0.70	—	—	—
Year ended 3-31-2018	14.61	(0.04)	0.06	0.02	—	—	—
Year ended 3-31-2017	12.37	(0.04)	2.28	2.24	—	—	—
Year ended 3-31-2016	15.94	0.01	(3.58)	(3.57)	—	—	—
Year ended 3-31-2015	18.87	(0.02)	(2.91)	(2.93)	—	—	—
Year ended 3-31-2014	17.67	(0.04)	1.24	1.20	—	—	—
Class Y Shares
Six-month period ended 9-30-2018 (unaudited)	15.21	0.05	0.70	0.75	—	—	—
Year ended 3-31-2018	15.14	0.01	0.06	0.07	—	—	—
Year ended 3-31-2017	12.80	0.01	2.38	2.39	(0.05)	—	(0.05)
Year ended 3-31-2016	16.45	0.06	(3.71)	(3.65)	—	—	—
Year ended 3-31-2015	19.39	0.04	(2.98)	(2.94)	—	—	—
Year ended 3-31-2014	18.10	0.02	1.27	1.29	—	—	—

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)	Annualized.

(5)	These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Ivy Fund.

(6)	For the period from July 31, 2014 (commencement of operations of the class) through March 31, 2015.

(7)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2015.

56	SEMIANNUAL REPORT	2018

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Income (Loss) to Average Net Assets Excluding Expense Waiver(3)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 9-30-2018 (unaudited)	$15.54	4.79%	$279	1.57	%(4)	0.41	%(4)	—%		—%		15%
Year ended 3-31-2018	14.82	0.20	288	1.73		-0.19		—		—		33
Year ended 3-31-2017	14.80	18.19	329	1.72		-0.22		—		—		64
Year ended 3-31-2016	12.53	-22.32	415	1.66		0.18		—		—		17
Year ended 3-31-2015	16.13	-15.42	645	1.57		-0.03		—		—		22
Year ended 3-31-2014	19.07	6.90	1,008	1.56		-0.09		—		—		100
Class B Shares(5)
Six-month period ended 9-30-2018 (unaudited)	12.95	4.10	2	2.96	(4)	-0.99	(4)	—		—		15
Year ended 3-31-2018	12.44	-1.03	3	2.98		-1.50		—		—		33
Year ended 3-31-2017	12.57	16.93	7	2.77		-1.27		—		—		64
Year ended 3-31-2016	10.75	-23.10	10	2.65		-0.85		—		—		17
Year ended 3-31-2015	13.98	-16.14	21	2.47		-0.95		—		—		22
Year ended 3-31-2014	16.67	5.98	40	2.41		-0.95		—		—		100
Class C Shares
Six-month period ended 9-30-2018 (unaudited)	12.90	4.62	32	2.01	(4)	-0.03	(4)	—		—		15
Year ended 3-31-2018	12.33	-0.48	40	2.40		-0.98		—		—		33
Year ended 3-31-2017	12.39	17.44	100	2.34		-0.84		—		—		64
Year ended 3-31-2016	10.55	-22.82	110	2.30		-0.47		—		—		17
Year ended 3-31-2015	13.67	-15.93	187	2.20		-0.65		—		—		22
Year ended 3-31-2014	16.26	6.21	291	2.18		-0.72		—		—		100
Class E Shares
Six-month period ended 9-30-2018 (unaudited)	16.00	4.92	5	1.27	(4)	0.71	(4)	2.00	(4)	-0.02	(4)	15
Year ended 3-31-2018	15.25	0.66	5	1.27		0.27		2.15		-0.61		33
Year ended 3-31-2017	15.15	18.77	5	1.27		0.25		2.19		-0.67		64
Year ended 3-31-2016	12.81	-22.03	4	1.26		0.59		2.21		-0.36		17
Year ended 3-31-2015	16.43	-15.13	6	1.27		0.32		2.03		-0.44		22
Year ended 3-31-2014	19.36	7.20	7	1.27		0.20		2.12		-0.64		100
Class I Shares
Six-month period ended 9-30-2018 (unaudited)	16.29	5.03	143	1.12	(4)	0.86	(4)	—		—		15
Year ended 3-31-2018	15.50	0.71	154	1.20		0.32		—		—		33
Year ended 3-31-2017	15.40	18.88	188	1.19		0.33		—		—		64
Year ended 3-31-2016	13.02	-21.99	103	1.16		0.67		—		—		17
Year ended 3-31-2015	16.69	-14.98	174	1.11		0.47		—		—		22
Year ended 3-31-2014	19.63	7.39	224	1.08		0.37		—		—		100
Class N Shares
Six-month period ended 9-30-2018 (unaudited)	16.38	5.14	7	0.94	(4)	1.05	(4)	—		—		15
Year ended 3-31-2018	15.58	0.91	6	1.04		0.46		—		—		33
Year ended 3-31-2017	15.44	19.01	10	1.02		0.48		—		—		64
Year ended 3-31-2016	13.06	-21.80	11	1.00		0.92		—		—		17
Year ended 3-31-2015(6)	16.70	-19.94	5	0.95	(4)	0.97	(4)	—		—		22	(7)
Class R Shares
Six-month period ended 9-30-2018 (unaudited)	15.33	4.79	19	1.69	(4)	0.29	(4)	—		—		15
Year ended 3-31-2018	14.63	0.14	21	1.78		-0.26		—		—		33
Year ended 3-31-2017	14.61	18.11	26	1.77		-0.25		—		—		64
Year ended 3-31-2016	12.37	-22.40	24	1.75		0.10		—		—		17
Year ended 3-31-2015	15.94	-15.53	33	1.69		-0.12		—		—		22
Year ended 3-31-2014	18.87	6.79	43	1.67		-0.20		—		—		100
Class Y Shares
Six-month period ended 9-30-2018 (unaudited)	15.96	4.93	24	1.34	(4)	0.63	(4)	—		—		15
Year ended 3-31-2018	15.21	0.46	26	1.43		0.09		—		—		33
Year ended 3-31-2017	15.14	18.63	32	1.43		0.08		—		—		64
Year ended 3-31-2016	12.80	-22.19	33	1.40		0.42		—		—		17
Year ended 3-31-2015	16.45	-15.16	60	1.35		0.20		—		—		22
Year ended 3-31-2014	19.39	7.07	88	1.33		0.10		—		—		100

See Accompanying Notes to Financial Statements.

2018	SEMIANNUAL REPORT	57

FINANCIAL HIGHLIGHTS	IVY FUNDS

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

IVY SCIENCE AND TECHNOLOGY FUND

	Net Asset Value, Beginning of Period	Net Investment Loss(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 9-30-2018 (unaudited)	$65.33	$(0.15)	$8.48	$8.33	$—	$—	$—
Year ended 3-31-2018	56.65	(0.36)	13.46	13.10	—	(4.42)	(4.42)
Year ended 3-31-2017	46.35	(0.32)	10.62	10.30	—	—	—
Year ended 3-31-2016	55.95	(0.35)	(7.99)	(8.34)	—	(1.26)	(1.26)
Year ended 3-31-2015	52.71	(0.36)	4.77	4.41	—	(1.17)	(1.17)
Year ended 3-31-2014	39.79	(0.30)	14.54	14.24	—	(1.32)	(1.32)
Class B Shares(5)
Six-month period ended 9-30-2018 (unaudited)	54.08	(0.38)	7.01	6.63	—	—	—
Year ended 3-31-2018	47.68	(0.76)	11.33	10.57	—	(4.17)	(4.17)
Year ended 3-31-2017	39.32	(0.59)	8.95	8.36	—	—	—
Year ended 3-31-2016	48.01	(0.63)	(6.80)	(7.43)	—	(1.26)	(1.26)
Year ended 3-31-2015	45.73	(0.65)	4.10	3.45	—	(1.17)	(1.17)
Year ended 3-31-2014	34.92	(0.59)	12.72	12.13	—	(1.32)	(1.32)
Class C Shares
Six-month period ended 9-30-2018 (unaudited)	56.20	(0.35)	7.28	6.93	—	—	—
Year ended 3-31-2018	49.39	(0.76)	11.74	10.98	—	(4.17)	(4.17)
Year ended 3-31-2017	40.70	(0.59)	9.28	8.69	—	—	—
Year ended 3-31-2016	49.63	(0.63)	(7.04)	(7.67)	—	(1.26)	(1.26)
Year ended 3-31-2015	47.21	(0.65)	4.24	3.59	—	(1.17)	(1.17)
Year ended 3-31-2014	35.99	(0.58)	13.12	12.54	—	(1.32)	(1.32)
Class E Shares
Six-month period ended 9-30-2018 (unaudited)	64.88	(0.21)	8.41	8.20	—	—	—
Year ended 3-31-2018	56.28	(0.44)	13.43	12.99	—	(4.39)	(4.39)
Year ended 3-31-2017	46.08	(0.33)	10.53	10.20	—	—	—
Year ended 3-31-2016	55.70	(0.42)	(7.94)	(8.36)	—	(1.26)	(1.26)
Year ended 3-31-2015	52.57	(0.45)	4.75	4.30	—	(1.17)	(1.17)
Year ended 3-31-2014	39.74	(0.38)	14.53	14.15	—	(1.32)	(1.32)
Class I Shares
Six-month period ended 9-30-2018 (unaudited)	71.85	(0.08)	9.33	9.25	—	—	—
Year ended 3-31-2018	61.88	(0.26)	14.77	14.51	—	(4.54)	(4.54)
Year ended 3-31-2017	50.49	(0.19)	11.58	11.39	—	—	—
Year ended 3-31-2016	60.64	(0.22)	(8.67)	(8.89)	—	(1.26)	(1.26)
Year ended 3-31-2015	56.87	(0.23)	5.17	4.94	—	(1.17)	(1.17)
Year ended 3-31-2014	42.72	(0.19)	15.66	15.47	—	(1.32)	(1.32)
Class N Shares
Six-month period ended 9-30-2018 (unaudited)	72.20	(0.01)	9.37	9.36	—	—	—
Year ended 3-31-2018	62.13	(0.17)	14.85	14.68	—	(4.61)	(4.61)
Year ended 3-31-2017	50.62	(0.10)	11.61	11.51	—	—	—
Year ended 3-31-2016	60.70	(0.12)	(8.70)	(8.82)	—	(1.26)	(1.26)
Year ended 3-31-2015(8)	57.21	(0.12)	4.78	4.66	—	(1.17)	(1.17)
Class R Shares
Six-month period ended 9-30-2018 (unaudited)	63.68	(0.27)	8.26	7.99	—	—	—
Year ended 3-31-2018	55.38	(0.61)	13.18	12.57	—	(4.27)	(4.27)
Year ended 3-31-2017	45.45	(0.46)	10.39	9.93	—	—	—
Year ended 3-31-2016	55.05	(0.49)	(7.85)	(8.34)	—	(1.26)	(1.26)
Year ended 3-31-2015	52.04	(0.52)	4.70	4.18	—	(1.17)	(1.17)
Year ended 3-31-2014	39.42	(0.46)	14.40	13.94	—	(1.32)	(1.32)
Class Y Shares
Six-month period ended 9-30-2018 (unaudited)	68.90	(0.16)	8.95	8.79	—	—	—
Year ended 3-31-2018	59.54	(0.43)	14.21	13.78	—	(4.42)	(4.42)
Year ended 3-31-2017	48.70	(0.31)	11.15	10.84	—	—	—
Year ended 3-31-2016	58.68	(0.34)	(8.38)	(8.72)	—	(1.26)	(1.26)
Year ended 3-31-2015	55.20	(0.35)	5.00	4.65	—	(1.17)	(1.17)
Year ended 3-31-2014	41.60	(0.31)	15.23	14.92	—	(1.32)	(1.32)

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)	Annualized.

(5)	These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Ivy Fund.

(6)	Annualized expense ratio based on the period excluding reorganization expenses was 2.03%.

(7)	Annualized expense ratio based on the period excluding reorganization expenses was 1.30%.

(8)	For the period from July 31, 2014 (commencement of operations of the class) through March 31, 2015.

(9)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2015.

(10)	Expense ratio based on the period excluding reorganization expenses was 1.22%.

58	SEMIANNUAL REPORT	2018

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Loss to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Loss to Average Net Assets Excluding Expense Waiver(3)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 9-30-2018 (unaudited)	$73.66	12.75%	$4,237	1.20	%(4)	-0.42	%(4)	—%		—%		6%
Year ended 3-31-2018	65.33	23.34	4,018	1.22		-0.56		—		—		22
Year ended 3-31-2017	56.65	22.22	1,026	1.30		-0.66		—		—		16
Year ended 3-31-2016	46.35	-15.10	1,790	1.28		-0.69		—		—		24
Year ended 3-31-2015	55.95	8.48	2,198	1.26		-0.67		—		—		32
Year ended 3-31-2014	52.71	35.99	1,998	1.26		-0.63		—		—		35
Class B Shares(5)
Six-month period ended 9-30-2018 (unaudited)	60.71	12.28	46	2.07	(4)(6)	-1.29	(4)	—		—		6
Year ended 3-31-2018	54.08	22.36	48	2.03		-1.42		—		—		22
Year ended 3-31-2017	47.68	21.26	48	2.06		-1.41		—		—		16
Year ended 3-31-2016	39.32	-15.71	52	2.02		-1.42		—		—		24
Year ended 3-31-2015	48.01	7.67	69	2.01		-1.42		—		—		32
Year ended 3-31-2014	45.73	34.91	71	2.04		-1.42		—		—		35
Class C Shares
Six-month period ended 9-30-2018 (unaudited)	63.13	12.33	616	1.95	(4)	-1.16	(4)	—		—		6
Year ended 3-31-2018	56.20	22.44	608	1.98		-1.38		—		—		22
Year ended 3-31-2017	49.39	21.35	683	2.00		-1.35		—		—		16
Year ended 3-31-2016	40.70	-15.68	833	1.97		-1.37		—		—		24
Year ended 3-31-2015	49.63	7.73	999	1.95		-1.37		—		—		32
Year ended 3-31-2014	47.21	35.02	776	1.97		-1.34		—		—		35
Class E Shares
Six-month period ended 9-30-2018 (unaudited)	73.08	12.64	36	1.40	(4)(7)	-0.61	(4)	1.49	(4)	-0.70	(4)	6
Year ended 3-31-2018	64.88	23.28	32	1.30		-0.69		1.46		-0.85		22
Year ended 3-31-2017	56.28	22.13	25	1.33		-0.67		1.58		-0.92		16
Year ended 3-31-2016	46.08	-15.21	21	1.41		-0.82		1.54		-0.95		24
Year ended 3-31-2015	55.70	8.29	22	1.43		-0.84		1.55		-0.96		32
Year ended 3-31-2014	52.57	35.80	17	1.43		-0.80		1.63		-1.00		35
Class I Shares
Six-month period ended 9-30-2018 (unaudited)	81.10	12.87	2,460	0.99	(4)	-0.21	(4)	—		—		6
Year ended 3-31-2018	71.85	23.63	2,235	1.00		-0.37		—		—		22
Year ended 3-31-2017	61.88	22.56	1,327	1.00		-0.35		—		—		16
Year ended 3-31-2016	50.49	-14.84	1,364	0.97		-0.39		—		—		24
Year ended 3-31-2015	60.64	8.79	1,871	0.97		-0.39		—		—		32
Year ended 3-31-2014	56.87	36.37	1,411	0.99		-0.36		—		—		35
Class N Shares
Six-month period ended 9-30-2018 (unaudited)	81.56	12.97	93	0.83	(4)	-0.04	(4)	—		—		6
Year ended 3-31-2018	72.20	23.82	73	0.85		-0.24		—		—		22
Year ended 3-31-2017	62.13	22.74	93	0.85		-0.18		—		—		16
Year ended 3-31-2016	50.62	-14.71	65	0.83		-0.22		—		—		24
Year ended 3-31-2015(8)	60.70	8.25	12	0.82	(4)	-0.32	(4)	—		—		32	(9)
Class R Shares
Six-month period ended 9-30-2018 (unaudited)	71.67	12.54	138	1.57	(4)	-0.79	(4)	—		—		6
Year ended 3-31-2018	63.68	22.91	129	1.58		-0.98		—		—		22
Year ended 3-31-2017	55.38	21.85	108	1.59		-0.94		—		—		16
Year ended 3-31-2016	45.45	-15.35	110	1.57		-0.98		—		—		24
Year ended 3-31-2015	55.05	8.15	114	1.57		-0.98		—		—		32
Year ended 3-31-2014	52.04	35.56	105	1.59		-0.96		—		—		35
Class Y Shares
Six-month period ended 9-30-2018 (unaudited)	77.69	12.76	566	1.20	(4)	-0.42	(4)	1.22	(4)	-0.44	(4)	6
Year ended 3-31-2018	68.90	23.33	554	1.24	(10)	-0.64		—		—		22
Year ended 3-31-2017	59.54	22.26	644	1.24		-0.59		—		—		16
Year ended 3-31-2016	48.70	-15.04	754	1.22		-0.63		—		—		24
Year ended 3-31-2015	58.68	8.53	1,030	1.22		-0.63		—		—		32
Year ended 3-31-2014	55.20	36.02	1,043	1.24		-0.61		—		—		35

See Accompanying Notes to Financial Statements.

2018	SEMIANNUAL REPORT	59

FINANCIAL HIGHLIGHTS	IVY FUNDS

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

IVY SECURIAN REAL ESTATE SECURITIES FUND

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 9-30-2018 (unaudited)	$22.41	$0.13	$1.69	$1.82	$(0.12)	$—	$(0.12)
Year ended 3-31-2018	25.94	0.39	(0.82)	(0.43)	(0.18)	(2.92)	(3.10)
Year ended 3-31-2017	28.60	0.24	(0.26)	(0.02)	(0.35)	(2.29)	(2.64)
Year ended 3-31-2016	29.38	0.33	0.52	0.85	(0.29)	(1.34)	(1.63)
Year ended 3-31-2015	24.35	0.21	5.86	6.07	(0.17)	(0.87)	(1.04)
Year ended 3-31-2014	23.73	0.16	0.69	0.85	(0.23)	—	(0.23)
Class B Shares(5)
Six-month period ended 9-30-2018 (unaudited)	21.54	0.01	1.62	1.63	(0.01)	—	(0.01)
Year ended 3-31-2018	25.11	0.14	(0.79)	(0.65)	—	(2.92)	(2.92)
Year ended 3-31-2017	27.80	(0.03)	(0.23)	(0.26)	(0.14)	(2.29)	(2.43)
Year ended 3-31-2016	28.58	0.11	0.48	0.59	(0.03)	(1.34)	(1.37)
Year ended 3-31-2015	23.77	(0.03)	5.67	5.64	—	(0.83)	(0.83)
Year ended 3-31-2014	23.17	(0.06)	0.66	0.60	—	—	—
Class C Shares
Six-month period ended 9-30-2018 (unaudited)	21.90	0.04	1.66	1.70	(0.04)	—	(0.04)
Year ended 3-31-2018	25.45	0.23	(0.84)	(0.61)	(0.02)	(2.92)	(2.94)
Year ended 3-31-2017	28.15	(0.01)	(0.21)	(0.22)	(0.19)	(2.29)	(2.48)
Year ended 3-31-2016	28.92	0.13	0.52	0.65	(0.08)	(1.34)	(1.42)
Year ended 3-31-2015	24.02	0.00 *	5.78	5.78	(0.01)	(0.87)	(0.88)
Year ended 3-31-2014	23.42	0.00 *	0.67	0.67	(0.07)	—	(0.07)
Class E Shares
Six-month period ended 9-30-2018 (unaudited)	22.41	0.14	1.69	1.83	(0.13)	—	(0.13)
Year ended 3-31-2018	25.94	0.34	(0.77)	(0.43)	(0.18)	(2.92)	(3.10)
Year ended 3-31-2017	28.60	0.12	(0.15)	(0.03)	(0.34)	(2.29)	(2.63)
Year ended 3-31-2016	29.37	0.30	0.54	0.84	(0.27)	(1.34)	(1.61)
Year ended 3-31-2015	24.35	0.13	5.87	6.00	(0.11)	(0.87)	(0.98)
Year ended 3-31-2014	23.72	0.13	0.70	0.83	(0.20)	—	(0.20)
Class I Shares
Six-month period ended 9-30-2018 (unaudited)	22.57	0.18	1.70	1.88	(0.17)	—	(0.17)
Year ended 3-31-2018	26.11	0.41	(0.74)	(0.33)	(0.29)	(2.92)	(3.21)
Year ended 3-31-2017	28.75	0.13	(0.05)	0.08	(0.43)	(2.29)	(2.72)
Year ended 3-31-2016	29.53	0.44	0.54	0.98	(0.42)	(1.34)	(1.76)
Year ended 3-31-2015	24.50	0.32	5.90	6.22	(0.32)	(0.87)	(1.19)
Year ended 3-31-2014	23.85	0.28	0.69	0.97	(0.32)	—	(0.32)
Class N Shares
Six-month period ended 9-30-2018 (unaudited)	22.59	0.20	1.71	1.91	(0.19)	—	(0.19)
Year ended 3-31-2018	26.15	0.63	(0.92)	(0.29)	(0.35)	(2.92)	(3.27)
Year ended 3-31-2017	28.78	0.29	(0.16)	0.13	(0.47)	(2.29)	(2.76)
Year ended 3-31-2016	29.56	0.50	0.52	1.02	(0.46)	(1.34)	(1.80)
Year ended 3-31-2015(6)	26.13	0.20	4.34	4.54	(0.24)	(0.87)	(1.11)
Class R Shares
Six-month period ended 9-30-2018 (unaudited)	22.39	0.11	1.68	1.79	(0.10)	—	(0.10)
Year ended 3-31-2018	25.92	0.36	(0.85)	(0.49)	(0.12)	(2.92)	(3.04)
Year ended 3-31-2017	28.59	0.09	(0.17)	(0.08)	(0.30)	(2.29)	(2.59)
Year ended 3-31-2016	29.37	0.31	0.49	0.80	(0.24)	(1.34)	(1.58)
Year ended 3-31-2015	24.35	0.20	5.81	6.01	(0.12)	(0.87)	(0.99)
Year ended 3-31-2014	23.73	0.15	0.68	0.83	(0.21)	—	(0.21)
Class Y Shares
Six-month period ended 9-30-2018 (unaudited)	22.44	0.15	1.69	1.84	(0.14)	—	(0.14)
Year ended 3-31-2018	25.97	0.40	(0.79)	(0.39)	(0.22)	(2.92)	(3.14)
Year ended 3-31-2017	28.62	0.24	(0.21)	0.03	(0.39)	(2.29)	(2.68)
Year ended 3-31-2016	29.40	0.40	0.51	0.91	(0.35)	(1.34)	(1.69)
Year ended 3-31-2015	24.39	0.28	5.84	6.12	(0.24)	(0.87)	(1.11)
Year ended 3-31-2014	23.75	0.24	0.68	0.92	(0.28)	—	(0.28)

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)	Annualized.

(5)	These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Ivy Fund.

(6)	For the period from July 31, 2014 (commencement of operations of the class) through March 31, 2015.

(7)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2015.

60	SEMIANNUAL REPORT	2018

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Income (Loss) to Average Net Assets Excluding Expense Waiver(3)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 9-30-2018 (unaudited)	$24.11	8.14%	$180	1.45	%(4)	1.12	%(4)	1.55	%(4)	1.02	%(4)	33%
Year ended 3-31-2018	22.41	-2.58	189	1.42		1.51		1.52		1.41		68
Year ended 3-31-2017	25.94	0.02	261	1.43		0.87		1.53		0.77		77
Year ended 3-31-2016	28.60	3.41	507	1.47		1.22		1.57		1.12		66
Year ended 3-31-2015	29.38	25.19	543	1.46		0.78		1.56		0.68		48
Year ended 3-31-2014	24.35	3.65	384	1.56		0.67		1.66		0.57		73
Class B Shares(5)
Six-month period ended 9-30-2018 (unaudited)	23.16	7.54	2	2.46	(4)	0.06	(4)	2.56	(4)	-0.04	(4)	33
Year ended 3-31-2018	21.54	-3.48	2	2.39		0.57		2.49		0.47		68
Year ended 3-31-2017	25.11	-0.88	3	2.34		-0.10		2.44		-0.20		77
Year ended 3-31-2016	27.80	2.48	5	2.37		0.41		2.47		0.31		66
Year ended 3-31-2015	28.58	23.95	6	2.41		-0.10		2.51		-0.20		48
Year ended 3-31-2014	23.77	2.59	6	2.61		-0.28		2.71		-0.38		73
Class C Shares
Six-month period ended 9-30-2018 (unaudited)	23.56	7.70	6	2.19	(4)	0.32	(4)	2.29	(4)	0.22	(4)	33
Year ended 3-31-2018	21.90	-3.26	8	2.19		0.93		2.29		0.83		68
Year ended 3-31-2017	25.45	-0.72	15	2.16		-0.02		2.26		-0.12		77
Year ended 3-31-2016	28.15	2.67	19	2.18		0.48		2.28		0.38		66
Year ended 3-31-2015	28.92	24.27	21	2.18		0.01		2.28		-0.09		48
Year ended 3-31-2014	24.02	2.90	14	2.27		0.02		2.37		-0.08		73
Class E Shares
Six-month period ended 9-30-2018 (unaudited)	24.11	8.11	3	1.42	(4)	1.16	(4)	1.80	(4)	0.78	(4)	33
Year ended 3-31-2018	22.41	-2.54	3	1.43		1.34		1.79		0.98		68
Year ended 3-31-2017	25.94	—	4	1.45		0.44		1.79		0.10		77
Year ended 3-31-2016	28.60	3.36	4	1.52		1.11		1.87		0.76		66
Year ended 3-31-2015	29.37	24.88	4	1.67		0.49		1.93		0.23		48
Year ended 3-31-2014	24.35	3.58	2	1.67		0.54		2.15		0.06		73
Class I Shares
Six-month period ended 9-30-2018 (unaudited)	24.28	8.33	171	1.07	(4)	1.50	(4)	1.17	(4)	1.40	(4)	33
Year ended 3-31-2018	22.57	-2.17	173	1.06		1.60		1.16		1.50		68
Year ended 3-31-2017	26.11	0.39	208	1.05		0.45		1.15		0.35		77
Year ended 3-31-2016	28.75	3.86	13	1.03		1.58		1.13		1.48		66
Year ended 3-31-2015	29.53	25.74	13	1.02		1.18		1.12		1.08		48
Year ended 3-31-2014	24.50	4.20	9	1.02		1.18		1.12		1.08		73
Class N Shares
Six-month period ended 9-30-2018 (unaudited)	24.31	8.44	1	0.91	(4)	1.66	(4)	1.01	(4)	1.56	(4)	33
Year ended 3-31-2018	22.59	-2.04	1	0.89		2.38		0.99		2.28		68
Year ended 3-31-2017	26.15	0.56	3	0.87		1.04		0.97		0.94		77
Year ended 3-31-2016	28.78	4.02	3	0.87		1.83		0.97		1.73		66
Year ended 3-31-2015(6)	29.56	17.66	4	0.86	(4)	1.10	(4)	0.96	(4)	1.00	(4)	48	(7)
Class R Shares
Six-month period ended 9-30-2018 (unaudited)	24.08	8.04	1	1.66	(4)	0.94	(4)	1.76	(4)	0.84	(4)	33
Year ended 3-31-2018	22.39	-2.79	1	1.66		1.40		1.76		1.30		68
Year ended 3-31-2017	25.92	-0.18	2	1.64		0.33		1.74		0.23		77
Year ended 3-31-2016	28.59	3.21	2	1.65		1.13		1.75		1.03		66
Year ended 3-31-2015	29.37	24.92	2	1.64		0.72		1.74		0.62		48
Year ended 3-31-2014	24.35	3.58	1	1.66		0.62		1.76		0.52		73
Class Y Shares
Six-month period ended 9-30-2018 (unaudited)	24.14	8.22	97	1.28	(4)	1.30	(4)	1.38	(4)	1.20	(4)	33
Year ended 3-31-2018	22.44	-2.42	98	1.27		1.57		1.37		1.47		68
Year ended 3-31-2017	25.97	0.19	129	1.26		0.86		1.36		0.76		77
Year ended 3-31-2016	28.62	3.62	152	1.26		1.46		1.36		1.36		66
Year ended 3-31-2015	29.40	25.41	180	1.26		1.05		1.36		0.95		48
Year ended 3-31-2014	24.39	3.97	143	1.27		1.03		1.37		0.93		73

See Accompanying Notes to Financial Statements.

2018	SEMIANNUAL REPORT	61

NOTES TO FINANCIAL STATEMENTS	IVY FUNDS

SEPTEMBER 30, 2018 (UNAUDITED)

1.	ORGANIZATION

Ivy Funds, a Delaware statutory trust (the “Trust”), is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Ivy Asset Strategy Fund, Ivy Balanced Fund, Ivy Energy Fund, Ivy LaSalle Global Real Estate Fund, Ivy LaSalle Global Risk-Managed Real Estate Fund, Ivy Natural Resources Fund, Ivy Science and Technology Fund and Ivy Securian Real Estate Securities Fund (formerly known as Ivy Advantus Real Estate Securities Fund) (each, a “Fund”) are eight series of the Trust and are the only series of the Trust included in these financial statements. The investment objective(s), policies and risk factors of each Fund are described more fully in the Funds’ Prospectus and Statement of Additional Information (“SAI”). Each Fund’s investment manager is Ivy Investment Management Company (“IICO” or the “Manager”).

Each Fund offers Class A, Class B, Class C, Class I, Class N, Class Y, and Class R shares. The Funds’ Class B shares are not available for purchase by new and existing investors. Class B shares will continue to be available for dividend reinvestment and exchanges from Class B shares of another fund within Ivy Funds. Certain Funds may also offer Class E shares. Class E shares are closed for all investments in the Ivy Balanced Fund and Ivy Energy Fund. Class A and Class E shares are sold at their offering price, which is normally net asset value (“NAV”) plus a front-end sales charge. For Class A shares, a 1% contingent deferred sales charge (“CDSC”) is only imposed on shares purchased at NAV for $1 million or more that are subsequently redeemed within 12 months of purchase. Class B and Class C shares are sold without a front-end sales charge, but may be subject to a CDSC. Class I, Class N, Class R and Class Y shares are sold without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Net investment income, net assets and NAV per share may differ due to each class having its own expenses, such as transfer agent and shareholder servicing fees, directly attributable to that class. Class A, B, C, E, R and Y have a distribution and service plan. Class I shares and Class N shares are not included in the plan. With certain exceptions described in the Prospectus, Class B shares will automatically convert to Class A shares 96 months after the date of purchase. With certain exceptions described in the Prospectus, Class C shares will automatically convert to Class A shares 120 months after the date of purchase.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by each Fund.

Security Transactions and Related Investment Income. Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses are calculated on the identified cost basis. Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. All or a portion of the distributions received from a real estate investment trust or publicly traded partnership may be designated as a reduction of cost of the related investment or realized gain.

Foreign Currency Translation. Each Fund’s accounting records are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars daily, using foreign exchange rates obtained from an independent pricing service approved by the Board of Trustees of the Trust (the “Board”). Purchases and sales of investment securities and accruals of income and expenses are translated at the rate of exchange prevailing on the date of the transaction. For assets and liabilities other than investments in securities, net realized and unrealized gains and losses from foreign currency translation arise from changes in currency exchange rates. Each Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized gain (loss) and net change in unrealized appreciation (depreciation) on investments. Foreign exchange rates are typically valued as of the close of the New York Stock Exchange (“NYSE”), normally 4:00 P.M. Eastern time, on each day the NYSE is open for trading.

Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

Income Taxes. It is the policy of each Fund to distribute all of its taxable income and capital gains to its shareholders and to otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. In addition, each Fund intends to pay distributions as required to avoid imposition of excise tax. Accordingly, no provision has been made for Federal income taxes. The Funds file income tax returns in U.S. federal and applicable state jurisdictions. The Funds’ tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax returns. Management of the Trust periodically reviews all tax positions to assess whether it is more likely than not that the position would be sustained upon examination by the

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relevant tax authority based on the technical merits of each position. As of the date of these financial statements, management believes that no liability for unrecognized tax positions is required.

Dividends and Distributions to Shareholders. Dividends and distributions to shareholders are recorded by each Fund on the business day following record date. Net investment income dividends and capital gains distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“U.S. GAAP”). If the total dividends and distributions made in any tax year exceed net investment income and accumulated realized capital gains, a portion of the total distribution may be treated as a return of capital for tax purposes.

Segregation and Collateralization. In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”), the Dodd Frank Wall Street Reform and Consumer Protection Act, or the interpretive rules and regulations of the U.S. Commodities Futures Trading Commission require that a Fund either deliver collateral or segregate assets in connection with certain investments (e.g., dollar rolls, financial futures contracts, foreign currency exchange contracts, options written, securities with extended settlement periods, and swaps), the Fund will segregate collateral or designate on its books and records, cash or other liquid securities having a value at least equal to the amount that is required to be physically segregated for the benefit of the counterparty. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, each party has requirements to deliver/deposit cash or securities as collateral for certain investments. Certain countries require that cash reserves be held while investing in companies incorporated in that country. These cash reserves and cash collateral that has been pledged to cover obligations of the Funds under derivative contracts, if any, will be reported separately on the Statement of Assets and Liabilities as “Restricted cash”. Securities collateral pledged for the same purpose, if any, is noted on the Schedule of Investments.

Concentration of Market and Credit Risk. In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Funds may be exposed to counterparty credit risk, or the risk that an entity with which the Funds have unsettled or open transactions may fail to or be unable to perform on its commitments. The Funds manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded on the Funds’ Statement of Assets and Liabilities, less any collateral held by the Funds.

Certain Funds may hold high-yield or non-investment-grade bonds, that may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Funds may acquire securities in default and are not obligated to dispose of securities whose issuers subsequently default.

Certain Funds may enter into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected on the Statement of Assets and Liabilities.

If a Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad.

Inflation-Indexed Bonds. Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

Interest Only Obligations. These securities entitle the owner to receive only the interest portion from a bond, Treasury note or pool of mortgages. These securities are generally created by a third party separating a bond or pool of mortgages into distinct interest-only and principal-only securities. As the principal (par) amount of a bond or pool of mortgages is paid down, the amount of interest income earned by the owner will decline as well.

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Loans. Certain Funds may invest in loans, the interest rates of which float or adjust periodically based upon a specified adjustment schedule, benchmark indicator, or prevailing interest rates, the debtor of which may be a domestic or foreign corporation, partnership or other entity (“Borrower”). Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates generally include prime rates of one or more major U.S. banks, the London Interbank Offered Rate (“LIBOR”) or certificates of deposit rates. Loans often require prepayments from excess cash flow or permit the Borrower to repay at its election. The degree to which Borrowers repay cannot be predicted with accuracy. As a result, the actual maturity may be substantially less than the stated maturities. Loans are exempt from registration under the Securities Act of 1933, as amended, may contain certain restrictions on resale, and cannot be sold publicly. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties.

When a Fund purchases assignments, it acquires all the rights and obligations under the loan agreement of the assigning lender. Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an assignment may differ from, and be more limited than those held by the assigning lender. When a Fund purchases a participation of a loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation. A participation interest in loans includes the right to receive payments of principal, interest and any fees to which it is entitled from the lender and only upon receipt by the lender of payments from the Borrower, but not from the Borrower directly. When investing in a participation interest, if a Borrower is unable to meet its obligations under a loan agreement, a Fund generally has no direct right to enforce compliance with the terms of the loan agreement. As a result, the Fund assumes the credit risk of the Borrower, the selling participant, and any other persons that are interpositioned between the Fund and the Borrower. If the lead lender in a typical lending syndicate becomes insolvent, enters Federal Deposit Insurance Corporation (“FDIC”) receivership or, if not FDIC insured, enters into bankruptcy, the Fund may incur certain costs and delays in receiving payment or may suffer a loss of principal and interest.

Payment In-Kind Securities. Certain Funds may invest in payment in-kind securities (“PIKs”). PIKs give the issuer the option at each interest payment date of making interest payments in cash or in additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from the unrealized appreciation or depreciation on investments to interest receivable on the Statement of Assets and Liabilities.

Securities on a When-Issued or Delayed Delivery Basis. Certain Funds may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by a Fund on a when-issued basis normally take place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of a Fund’s NAV to the extent the Fund executes such transactions while remaining substantially fully invested. When a Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield IICO, or the Fund’s investment subadviser, as applicable, consider advantageous. The Fund maintains internally designated assets with a value equal to or greater than the amount of its purchase commitments. The Fund may also sell securities that it purchased on a when-issued or delayed delivery basis prior to settlement of the original purchase.

Custodian Fees. “Custodian fees” on the Statement of Operations may include interest expense incurred by a Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. A Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by that Fund. The “Earnings credit” line item, if shown, represents earnings on cash balances maintained by that Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

Indemnification. The Trust’s organizational documents provide current and former Trustees and Officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Trust. In the normal course of business, the Trust may also enter into contracts that provide general indemnification. The Trust’s maximum exposure under these arrangements is unknown and is dependent on future claims that may be made against the Trust. The risk of material loss from such claims is considered remote.

Basis of Preparation. Each Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The accompanying financial statements were prepared in accordance with U.S. GAAP, including but not limited to ASC 946. U.S. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are

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appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.

New Rule Issuance. In March 2017, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), ASU 2017-08 which provides guidance related to the amortization period for certain purchased callable debt securities held at a premium. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. Management is currently evaluating the implication of this amendment and its impact to the Funds’ financial statements and related disclosures.

In August 2018, the FASB issued ASU 2018-13 which changes the fair value measurement disclosure requirements of ASC 820. The ASU is effective for annual periods beginning after December 15, 2019, and interim periods within those annual periods. Management is currently evaluating the implication of this amendment and its impact to the Funds’ financial statements and related disclosures.

In October 2018, the Securities Exchange Commission (“Commission”) adopted amendments to certain disclosure requirements that have become redundant, duplicative, overlapping, outdated, or superseded, in light of other Commission disclosure requirements, U.S. GAAP, or changes in the information environment. We are also referring certain Commission disclosure requirements that overlap with, but require information incremental to, U.S. GAAP to the FASB for potential incorporation into U.S. GAAP. The amendments are intended to facilitate the disclosure of information to investors and simplify compliance without significantly altering the total mix of information provided to investors. The amendments are effective November 2018. Management is currently evaluating the implication of these amendments and their impact to the Funds’ financial statements and related disclosures.

Subsequent Events. The Board approved a Reorganization Plan, in which the Ivy Global Income Allocation Fund and Ivy LaSalle Global Risk-Managed Real Estate Fund (the “Target Funds”) were reorganized into Ivy Asset Strategy Fund and Ivy LaSalle Global Real Estate Fund (the “Acquiring Funds”), respectively. This means that the Acquiring Funds received all of the assets and liabilities of the corresponding Target Fund in exchange for shares of the Acquiring Fund. Each Target Fund, in turn, distributed those Acquiring Fund shares to its shareholders in liquidation and shareholders of a Target Fund became shareholders of the corresponding Acquiring Fund. The reorganization was effective November 5, 2018.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Each Fund calculates the NAV of its shares as of the close of the NYSE, normally 4:00 P.M. Eastern time, on each day the NYSE is open for trading.

For purposes of calculating the NAV, the portfolio securities and financial instruments are valued on each business day using pricing and valuation methods as adopted by the Board. Where market quotes are readily available, fair value is generally determined on the basis of the last reported sales price, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Prices for fixed-income securities are typically based on quotes that are obtained from an independent pricing service approved by the Board. To determine values of fixed-income securities, the independent pricing service utilizes such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities that cannot be valued by the independent pricing service may be valued using quotes obtained from dealers that make markets in the securities.

Short-term securities with maturities of 60 days or less are valued based on quotes that are obtained from an independent pricing service approved by the Board as described in the preceding paragraph above.

Because many foreign markets close before the NYSE, events may occur between the close of the foreign market and the close of the NYSE that could have a material impact on the valuation of foreign securities. Waddell & Reed Services Company (“WRSCO”), pursuant to procedures adopted by the Board, evaluates the impact of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the NYSE. In addition, all securities for which values are not readily available or are deemed unreliable are appraised at fair value as determined in good faith under the supervision of the Board.

Where market quotes are not readily available, portfolio securities or financial instruments are valued at fair value, as determined in good faith by the Board or Valuation Committee pursuant to procedures approved by the Board.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE close, that materially affect the values of a Fund’s securities or financial instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available.

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The Board has delegated to WRSCO the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or financial instruments and for determining whether the value of the applicable securities or financial instruments should be re-evaluated in light of such significant events. The Board has established a Valuation Committee to administer and oversee the valuation process, including the use of third party pricing vendors.

The Board has adopted methods for valuing securities and financial instruments in circumstances where market quotes are not readily available. For instances in which daily market quotes are not readily available, investments may be valued, pursuant to procedures established by the Board, with reference to other securities or indices. In the event that the security or financial instrument cannot be valued pursuant to one of the valuation methods established by the Board, the value of the security or financial instrument will be determined in good faith by the Valuation Committee in accordance with the procedures adopted by the Board.

When a Fund uses these fair valuation methods applied by WRSCO that use significant unobservable inputs to determine its NAV, securities will be priced by a method that the Board or persons acting at its direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. The prices used by a Fund may differ from the value that will ultimately be realized at the time the securities are sold.

WRSCO is responsible for monitoring the implementation of the pricing and valuation policies through a series of activities to provide reasonable comfort of the accuracy of prices including: 1) periodic vendor due diligence meetings to review methodologies, new developments, and process at vendors, 2) daily and monthly multi-source pricing comparisons reviewed and submitted to the Valuation Committee, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by management and the Valuation Committee.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized as follows:

•	Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

•

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at its direction that are used in determining the fair value of investments.

A description of the valuation techniques applied to the Funds’ major classes of assets and liabilities measured at fair value on a recurring basis follows:

Asset-Backed Securities and Mortgage-Backed Securities. The fair value of asset-backed securities and mortgage-backed securities are estimated using recently executed transactions and based on models that consider the estimated cash flows of each debt tranche of the issuer, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche including, but not limited to, the prepayment speed assumptions and attributes of the collateral. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy, and otherwise they would be categorized as Level 3.

Bullion. The fair value of bullion is at the last settlement price at the end of each day on the board of trade or exchange upon which they are traded and are categorized in Level 1 of the fair value hierarchy.

Corporate Bonds. The fair value of corporate bonds, as obtained from an independent pricing service, is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3 of the fair value hierarchy.

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Derivative Instruments. Forward foreign currency contracts are valued based upon the closing prices of the forward currency rates determined at the close of the NYSE, which are provided by an independent pricing service. Swaps derive their value from underlying asset prices, indices, reference rates and other inputs or a combination of these factors. Swaps are valued by an independent pricing service unless the price is unavailable, in which case they are valued at the price provided by a dealer in that security. Exchange-traded futures contracts are generally valued at the settlement price. Listed options are ordinarily valued at the mean of the last bid and ask price provided by an independent pricing service unless the price is unavailable, in which case they are valued at a quotation obtained from a broker-dealer. Over-the-counter (“OTC”) options are ordinarily valued at the mean of the last bid and ask price for a comparable listed option provided by an independent pricing service unless such a price is unavailable, in which case they are valued at a quotation obtained from a broker-dealer.

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. OTC derivative contracts include forward foreign currency contracts, swap agreements, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case with interest rate swap and option contracts. OTC derivative products valued using pricing models with significant observable inputs are categorized within Level 2 of the fair value hierarchy.

Equity Securities. Equity securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day unless otherwise stated below. OTC equity securities and listed securities for which no price is readily available are valued at the average of the last bid and ask prices.

Mutual funds, including investment funds, typically are valued at the NAV reported as of the valuation date.

Securities that are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded and to the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Foreign securities, for which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intra-day trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds, and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Preferred stock, repurchase agreements, and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2.

Loans. Loans are valued using a price or composite price from one or more brokers or dealers as obtained from an independent pricing service. The fair value of loans is estimated using recently executed transactions, market price quotations, credit/market events, and cross-asset pricing. Inputs are generally observable market inputs obtained from independent sources. Loans are generally categorized in Level 2 of the fair value hierarchy, unless key inputs are unobservable in which case they would be categorized as Level 3.

Municipal Bonds. Municipal bonds are fair valued based on pricing models used by and obtained from an independent pricing service that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid-wants lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Overdraft due to custodian. Due to the short-term nature of overdraft due to custodian, the carrying value approximates fair value and the liability is categorized as Level 2 in the fair value hierarchy.

Restricted Securities. Restricted securities that are deemed to be Rule 144A securities and illiquid, as well as restricted securities held in non-public entities, are included in Level 3 of the fair value hierarchy to the extent that significant inputs to valuation are unobservable, because they trade infrequently, if at all and, therefore, the inputs are unobservable. Restricted securities that are valued at a discount to similar publicly traded securities may be categorized as Level 2 of the fair value hierarchy to the extent that the discount is considered to be insignificant to the fair value measurement in its entirety; otherwise they may be categorized as Level 3.

U.S. Government and Agency Securities. U.S. government and agency securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted

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market prices, and reference data. Accordingly, U.S. government and agency securities are normally categorized in Level 2 of the fair value hierarchy depending on the liquidity and transparency of the market.

Transfers from Level 2 to Level 3 occurred primarily due to the lack of observable market data due to decreased market activity or information for these securities. Transfers from Level 3 to Level 2 occurred primarily due to the increased availability of observable market data due to increased market activity or information. Transfers between levels represent the values as of the beginning of the reporting period.

For fair valuations using unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation, if any, have been included in the Notes to the Schedule of Investments for each respective Fund.

Net realized gain (loss) and net unrealized appreciation (depreciation), shown on the reconciliation of Level 3 investments, if applicable, are included on the Statement of Operations in net realized gain (loss) on investments in unaffiliated and/or affiliated securities and in net change in unrealized appreciation (depreciation) on investments in unaffiliated and/or affiliated securities, respectively. Additionally, the net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of September 30, 2018, if applicable, is included on the Statement of Operations in net change in unrealized appreciation (depreciation) on investments in unaffiliated and/or affiliated securities.

4.	DERIVATIVE INSTRUMENTS ($ amounts in thousands unless indicated otherwise)

The following disclosures contain information on why and how the Funds use derivative instruments, the associated risks of investing in derivative instruments, and how derivative instruments affect the Funds’ financial positions and results of operations.

Forward Foreign Currency Contracts. Certain Funds may enter into forward foreign currency contracts (“forward contracts”) for the purchase or sale of a foreign currency at a negotiated rate at a future date. Forward contracts are reported on a schedule following the Schedule of Investments. Forward contracts are valued daily based upon the closing prices of the forward currency rates provided by an independent pricing service determined at the close of the NYSE. The resulting unrealized appreciation and depreciation is reported on the Statement of Assets and Liabilities as a receivable or payable and on the Statement of Operations within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) on the Statement of Operations.

Risks to a Fund related to the use of such contracts include both market and credit risk. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, a Fund’s maximum loss will consist of the aggregate unrealized gain on appreciated contracts that is not collateralized.

Ivy Natural Resources Fund enters into forward foreign currency exchange contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to, or hedge exposure away from foreign currencies (foreign currency exchange rate risk).

Option Contracts. Options purchased by a Fund are accounted for in the same manner as portfolio securities. The cost of the underlying instruments acquired through the exercise of call options is increased by the premium paid to purchase the call. The proceeds from instruments sold through the exercise of put options are decreased by the premium paid to purchase the put.

When a Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded as a liability. The amount of the liability is subsequently adjusted to reflect the current value of the option written. When an option expires on its stipulated expiration date or a Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the call option was sold), and the liability related to such option is extinguished. When a written call option is exercised, the premium is added to the proceeds from the sale of the underlying instrument in determining whether a Fund has realized a gain or loss. When a written put is exercised, the cost basis of the instruments purchased by a Fund is reduced by the amount of the premium received.

Investments in options, whether purchased or written, involve certain risks. Writing put options and purchasing call options may increase a Fund’s exposure to the underlying instrument. With written options, there may be times when a Fund will be required to purchase or sell instruments to meet its obligation under the option contract where the required action is not beneficial to the Fund, due to unfavorable movement of the market price of the underlying instrument.

Option contracts can be traded on a regulated exchange or traded OTC. Unlike the trades on a regulated exchange where the clearinghouse guarantees the performances of both the buyer and the seller, to the extent a Fund enters into OTC option transactions with counterparties, the Fund will be exposed to the risk that counterparties to these OTC transactions will be unable to meet their obligations under the terms of the transaction.

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Ivy Science and Technology Fund purchases and writes call and put options to increase or decrease hedging exposure to underlying instruments (which include credit risk, equity risk, foreign currency exchange rate risk, event risk and/or interest rate risk), increase exposure to various equity markets or certain sectors, gain exposure to or facilitate trading in certain securities and/or, in the case of options written, to generate returns from options premiums.

Collateral and rights of offset. A Fund mitigates credit risk with respect to OTC derivative counterparties through credit support annexes (“CSA”) included with an International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreement which is the standard contract governing all OTC derivative transactions between the Fund and each of its counterparties. Although it is not possible to eliminate credit risk entirely, the CSA allows the Fund and its counterparty to reduce their exposure to the risk of payment default by the other party by holding an amount in collateral equivalent to the realized and unrealized amount of exposure to the counterparty, which is generally held by the Fund’s custodian. An amount of collateral is moved to/from applicable counterparties only if the amount of collateral required to be posted surpasses both the threshold and the minimum transfer amount pre-agreed in the CSA between the Fund and the counterparty. See Note 2 “Segregation and Collateralization” for additional information with respect to collateral practices.

Offsetting of Assets and Liabilities. The following tables present financial instruments that are either (1) offset or (2) subject to an enforceable master netting arrangement or similar agreement as of September 30, 2018:

Assets

				Gross Amounts Not Offset on the Statement of Assets and Liabilities
Fund	Gross Amounts of Recognized Assets	Gross Amounts Offset on the Statement of Assets and Liabilities	Net Amounts of Assets Presented on the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Received	Cash Collateral Received	Net Amount Receivable
Ivy Natural Resources Fund
Unrealized appreciation on forward foreign currency contracts(1)	$600	$—	$600	$(195)	$(300)	$—	$105
Ivy Science and Technology Fund
Investments in unaffiliated securities at value*	$11,134	$—	$11,134	$—	$(10,590)	$—	$544

*	Purchased options are reported as investments in unaffiliated securities on the Statement of Assets and Liabilities.

(1)

Amounts include forward contracts that have an offset to an open and close contract, but have not settled. These amounts are included on the Statement of Assets and Liabilities line item for Investment securities sold receivable.

Liabilities

				Gross Amounts Not Offset on the Statement of Assets and Liabilities
Fund	Gross Amounts of Recognized Liabilities	Gross Amounts Offset on the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented on the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount Payable
Ivy Natural Resources Fund
Unrealized depreciation on forward foreign currency contracts(1)	$285	$—	$285	$(195)	$—	$—	$90

(1)

Amounts include forward contracts that have an offset to an open and close contract, but have not settled. These amounts are included on the Statement of Assets and Liabilities line item for Investment securities purchased payable.

2018	SEMIANNUAL REPORT	69

Additional Disclosure Related to Derivative Instruments

Fair values of derivative instruments as of September 30, 2018:

		Assets		Liabilities
Fund	Type of Risk Exposure	Statement of Assets & Liabilities Location	Value	Statement of Assets & Liabilities Location	Value
Ivy Natural Resources Fund	Foreign currency	Unrealized appreciation on forward foreign currency contracts	$477	Unrealized depreciation on forward foreign currency contracts	$226
Ivy Science and Technology Fund	Equity	Investments in unaffiliated securities at value*	11,134		—

*	Purchased options are reported as investments in unaffiliated securities and are reflected on the accompanying Schedule of Investments.

Amount of realized gain (loss) on derivatives recognized on the Statement of Operations for the period ended September 30, 2018:

		Net realized gain (loss) on:
Fund	Type of Risk Exposure	Investments in unaffiliated securities*	Swap agreements	Futures contracts	Written options	Forward foreign currency contracts	Total
Ivy Natural Resources Fund	Foreign currency	$—	$—	$—	$—	$4,227	$4,227
Ivy Science and Technology Fund	Equity	(3,158)	—	—	2,174	—	(984)

*	Purchased options are reported as investments in unaffiliated securities and are reflected on the accompanying Schedule of Investments.

Change in unrealized appreciation (depreciation) on derivatives recognized on the Statement of Operations for the period ended September 30, 2018:

		Net change in unrealized appreciation (depreciation) on:
Fund	Type of Risk Exposure	Investments in unaffiliated securities*	Swap agreements	Futures contracts	Written options	Forward foreign currency contracts	Total
Ivy Natural Resources Fund	Foreign currency	$—	$—	$—	$—	$140	$140
Ivy Science and Technology Fund	Equity	11,997	—	—	7,917	—	19,914

*	Purchased options are reported as investments in unaffiliated securities and are reflected on the accompanying Schedule of Investments.

During the period ended September 30, 2018, the average derivative volume was as follows:

Fund	Forward foreign currency contracts(1)	Long futures contracts(2)	Short futures contracts(2)	Swap agreements(3)	Purchased options(2)	Written options(2)
Ivy Natural Resources Fund	$1,238	$—	$—	$—	$—	$—
Ivy Science and Technology Fund	—	—	—	—	5,448	4,999

(1)	Average absolute value of unrealized appreciation/depreciation during the period.

(2)	Average value outstanding during the period.

(3)	Average notional amount outstanding during the period.

5.	BASIS FOR CONSOLIDATION OF THE IVY ASSET STRATEGY FUND

Ivy ASF II, Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated as a wholly owned subsidiary acting as an investment vehicle for the Ivy Asset Strategy Fund (referred to as “the Fund” in this subsection). Ivy ASF III (SBP), LLC (the “Company”), a Delaware limited liability company, was incorporated as a wholly owned company acting as an investment vehicle for the Fund. The Subsidiary and the Company act as an investment vehicle for the Fund, in order to effect certain investments for the Fund consistent with the Fund’s investment objectives and policies as specified in its prospectus and SAI.

The Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Fund, its Subsidiary and the Company. The consolidated financial statements include the accounts of the Fund and its Subsidiary and the Company. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Fund and its Subsidiary and the Company comprising the entire issued share capital of the Subsidiary and the Company with the intent that the Fund will remain the sole shareholder and retain all rights. Under the Articles of Association, shares issued by the Subsidiary and the Company confer upon a shareholder the right to receive notice of, to attend and to vote at

70	SEMIANNUAL REPORT	2018

general meetings of the Subsidiary and the Company and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary and the Company.

See the table below for details regarding the structure, incorporation and relationship as of September 30, 2018 of the Subsidiary and the Company to the Fund (amounts in thousands).

Subsidiary/Company	Date of Incorporation	Subscription Agreement	Fund Net Assets	Subsidiary Net Assets	Percentage of Fund Net Assets
Ivy ASF II, Ltd.	1-31-13	4-10-13	$3,130,596	$145,922	4.66%
Ivy ASF III (SBP), LLC	4-9-13	4-23-13	3,130,596	5,747	0.18%

6.	INVESTMENT MANAGEMENT AND PAYMENTS TO AFFILIATED PERSONS ($ amounts in thousands unless indicated otherwise)

Management Fees. IICO, a wholly owned subsidiary of Waddell & Reed Financial, Inc. (“WDR”), serves as each Fund’s investment manager. The management fee is accrued daily by each Fund at the following annual rates as a percentage of average daily net assets:

Fund (M - Millions)	$0 to $500M	$500 to $1,000M	$1,000 to $2,000M	$2,000 to $3,000M	$3,000 to $5,000M	$5,000 to $8,000M	$8,000 to $10,000M	$10,000 to $13,000M	$13,000 to $28,000M	$28,000 to $53,000M	Over $53,000M
Ivy Asset Strategy Fund	0.700%	0.700%	0.650%	0.600%	0.550%	0.550%	0.550%	0.550%	0.550%	0.545%	0.540%
Ivy Balanced Fund	0.700	0.700	0.650	0.600	0.550	0.540	0.540	0.530	0.530	0.530	0.530
Ivy Energy Fund	0.850	0.850	0.830	0.800	0.760	0.750	0.750	0.740	0.740	0.740	0.740
Ivy LaSalle Global Real Estate Fund	0.950	0.950	0.920	0.870	0.840	0.820	0.820	0.800	0.800	0.800	0.800
Ivy LaSalle Global Risk-Managed Real Estate Fund	0.950	0.950	0.920	0.870	0.840	0.820	0.820	0.800	0.800	0.800	0.800
Ivy Natural Resources Fund	0.850	0.850	0.830	0.800	0.760	0.730	0.730	0.700	0.700	0.700	0.700
Ivy Science and Technology Fund	0.850	0.850	0.830	0.800	0.760	0.760	0.755	0.755	0.750	0.750	0.750
Ivy Securian Real Estate Securities Fund	0.900	0.900	0.870	0.840	0.800	0.760	0.760	0.720	0.720	0.720	0.720

For Funds managed solely by IICO, IICO has voluntarily agreed to waive a Fund’s management fee on any day that the Fund’s net assets are less than $25 million, subject to IICO’s right to change or modify this waiver. See Expense Reimbursements and/or Waivers below for amounts waived during the period ended September 30, 2018.

IICO has entered into Subadvisory Agreements with the following entities on behalf of certain Funds:

Under an agreement between IICO and Securian Asset Management, Inc. (“Securian AM”), Securian AM serves as subadviser to Ivy Securian Real Estate Securities Fund. Under an agreement between IICO and LaSalle Investment Management Securities, LLC (“LaSalle”), LaSalle serves as subadviser to Ivy LaSalle Global Real Estate Fund and Ivy LaSalle Global Risk-Managed Real Estate Fund. Each subadviser makes investment decisions in accordance with the Fund’s investment objectives, policies and restrictions under the supervision of IICO and the oversight of the Board. IICO pays all applicable costs of the subadvisers.

2018	SEMIANNUAL REPORT	71

Independent Trustees and Chief Compliance Officer Fees. Fees paid to the Independent Trustees can be paid in cash or deferred to a later date, at the election of the Trustees according to the Deferred Fee Agreement entered into between the Trust and the Trustee(s). Each Fund records its portion of the deferred fees as a liability on the Statement of Assets and Liabilities. All fees paid in cash plus any appreciation (depreciation) in the underlying deferred plan are shown on the Statement of Operations. Additionally, fees paid to the Chief Compliance Officer of the Funds are shown on the Statement of Operations.

Accounting Services Fees. The Trust has an Accounting and Administrative Services Agreement with WRSCO, doing business as WI Services Company (“WISC”), an indirect subsidiary of WDR. Under the agreement, WISC acts as the agent in providing bookkeeping and accounting services and assistance to the Trust, including maintenance of Fund records, pricing of Fund shares and preparation of certain shareholder reports. For these services, each Fund pays WISC a monthly fee of one-twelfth of the annual fee based on the average net asset levels shown in the following table:

(M - Millions)	$0 to $10M	$10 to $25M	$25 to $50M	$50 to $100M	$100 to $200M	$200 to $350M	$350 to $550M	$550 to $750M	$750 to $1,000M	Over $1,000M
Annual Fee Rate	$0.00	$11.50	$23.10	$35.50	$48.40	$63.20	$82.50	$96.30	$121.60	$148.50

In addition, for each class of shares in excess of one, each Fund pays WISC a monthly per-class fee equal to 2.5% of the monthly accounting services base fee.

Each Fund also pays WISC a monthly administrative fee at the annual rate of 0.01%, or one basis point, for the first $1 billion of net assets with no fee charged for net assets in excess of $1 billion. This fee is voluntarily waived by WISC until a Fund’s net assets are at least $10 million and is included in “Accounting services fee” on the Statement of Operations.

Shareholder Servicing. General. Under the Shareholder Servicing Agreement between the Trust and WISC, with respect to Class A, Class B, Class C and Class E shares, for each shareholder account that was in existence at any time during the prior month, each Fund pays a monthly fee that ranges from $1.5042 to $1.6958 per account; however, WISC has agreed to reduce that fee if the number of total shareholder accounts within the Complex (InvestEd Portfolios and Ivy Funds) reaches certain levels. For Class R shares, each Fund pays a monthly fee equal to one-twelfth of 0.25 of 1% of the average daily net assets of the class for the preceding month. For Class I and Class Y shares, each Fund pays a monthly fee equal to one-twelfth of 0.15 of 1% of the average daily net assets of the class for the preceding month. For Class N shares, each Fund pays WISC a monthly fee equal to one-twelfth of 0.01 of 1% of the average daily net assets of the class for the preceding month. Each Fund also reimburses WISC for certain out-of-pocket costs for all classes.

Networked accounts. For certain networked accounts (that is, those accounts whose Fund shares are purchased through certain financial intermediaries), WISC has agreed to reduce its per account fees charged to the Funds to $0.50 per month per shareholder account. Additional fees may be paid by the Funds to those intermediaries. The Fund will reimburse WISC for such costs if the annual rate of the third-party per account charges for a Fund are less than or equal to $12.00 per account or an annual fee of 0.14 of 1% that is based on average daily net assets.

Broker accounts. Certain broker-dealers that maintain shareholder accounts with each Fund through an omnibus account provide transfer agent and other shareholder-related services that would otherwise be provided by WISC if the individual accounts that comprise the omnibus account were opened by their beneficial owners directly. Each Fund may pay such broker-dealers a per account fee for each open account within the omnibus account (up to $18.00 per account), or a fixed rate fee (up to an annual fee of 0.20 of 1% that is based on average daily net assets), based on the average daily NAV of the omnibus account (or a combination thereof).

Distribution and Service Plan. Class A and Class E Shares. Under a Distribution and Service Plan adopted by the Trust pursuant to Rule 12b–1 under the 1940 Act (the “Distribution and Service Plan”), each Fund may pay a distribution and/or service fee to Ivy Distributors, Inc. (“IDI”) for Class A and Class E shares in an amount not to exceed 0.25% of the Fund’s average annual net assets. The fee is to be paid to compensate IDI for amounts it expends in connection with the distribution of the Class A and Class E shares and/or provision of personal services to Fund shareholders and/or maintenance of shareholder accounts of that class.

Class B and Class C Shares. Under the Distribution and Service Plan, each Fund may pay IDI a service fee not to exceed 0.25% and a distribution fee not to exceed 0.75% of the Fund’s average annual net assets for Class B and Class C shares to compensate IDI for its services in connection with the distribution of shares of that class and/or provision of personal services to Class B or Class C shareholders and/or maintenance of shareholder accounts of that class.

Class R Shares. Under the Distribution and Service Plan, each Fund may pay IDI a fee of up to 0.50%, on an annual basis, of the average daily net assets of the Fund’s Class R shares to compensate IDI for, either directly or through third parties, distributing the Class R shares of that Fund, providing personal services to Class R shareholders and/or maintaining Class R shareholder accounts.

Class Y Shares. Under the Distribution and Service Plan, each Fund may pay IDI a fee of up to 0.25%, on an annual basis, of the average daily net assets of the Fund’s Class Y shares to compensate IDI for, either directly or through third parties, distributing the Class Y shares of that Fund, providing personal services to Class Y shareholders and/or maintaining Class Y shareholder accounts.

72	SEMIANNUAL REPORT	2018

Sales Charges. As principal underwriter for the Trust’s shares, IDI receives sales commissions (which are not an expense of the Trust) for sales of Class A and Class E shares. A CDSC may be assessed against a shareholder’s redemption amount of Class B, Class C or certain Class A and Class E shares and is paid to IDI. During the period ended September 30, 2018, IDI received the following amounts in sales commissions and CDSCs:

	Gross Sales	CDSC							Commissions
	Commissions	Class A		Class B		Class C		Class E	Paid(1)
Ivy Asset Strategy Fund	$165	$—	*	$26		$9		$—	$156
Ivy Balanced Fund	457	1		15		9		—	412
Ivy Energy Fund	103	—	*	—	*	1		—	85
Ivy LaSalle Global Real Estate Fund	4	—	*	—	*	—	*	N/A	4
Ivy LaSalle Global Risk-Managed Real Estate Fund	4	—		—		—	*	N/A	4
Ivy Natural Resources Fund	75	—	*	1		—	*	—	60
Ivy Science and Technology Fund	1,258	1		16		9		—	1,143
Ivy Securian Real Estate Securities Fund	50	—	*	1		—	*	—	41

*	Not shown due to rounding.

(1)	IDI reallowed/paid this portion of the sales charge to financial advisors and selling broker-dealers.

Expense Reimbursements and/or Waivers. IICO, the Funds’ investment manager, IDI, the Funds’ distributor, and/or Waddell & Reed Services Company, doing business as WISC, the Funds’ transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, if any). Fund and class expense limitations and related waivers/reimbursements for the period ended September 30, 2018 were as follows:

Fund Name	Share Class Name	Type of Expense Limit	Commencement Date	End Date	Expense Limit	Amount of Expense Waiver/ Reimbursement		Expense Reduced
Ivy Asset Strategy Fund	Class E	Contractual	8-1-2008	7-31-2019	1.00%	$49		12b-1 Fees and/or Shareholder Servicing
	Class N	Contractual	7-5-2017	7-31-2020	Not to exceed Class I	$—		N/A
	Class Y	Contractual	8-1-2011	7-31-2019	Not to exceed Class A	$—		N/A
Ivy Balanced Fund	Class N	Contractual	7-5-2017	7-31-2020	Not to exceed Class I	$—		N/A
	Class Y	Contractual	8-1-2011	7-31-2020	Not to exceed Class A	$—		N/A
Ivy Energy Fund	Class A	Contractual	10-16-2017	7-31-2020	1.41%	$99		12b-1 Fees and/or Shareholder Servicing
	Class B	Contractual	10-16-2017	7-31-2020	2.29%	$1		12b-1 Fees and/or Shareholder Servicing
	Class C	Contractual	10-16-2017	7-31-2020	2.11%	$—		N/A
	Class I	Contractual	10-16-2017	7-31-2020	0.99%(1)	$61		Shareholder Servicing
	Class N	Contractual	7-5-2017	7-31-2020	Not to exceed Class I	$—		N/A
	Class Y	Contractual	8-1-2011	7-31-2020	Not to exceed Class A	$—		N/A
Ivy LaSalle Global Real Estate Fund	All Classes	Contractual	1-12-2017	7-31-2019	N/A	$89	(2)	Investment Management Fee
	Class A	Contractual	4-1-2013	7-31-2019	1.51%	$5		12b-1 Fees and/or Shareholder Servicing
	Class I	Contractual	1-12-2017	7-31-2019	1.05%	$33		Shareholder Servicing
	Class N	Contractual	7-5-2017	7-31-2019	1.05%	$1		Shareholder Servicing
	Class N	Contractual	7-5-2017	7-31-2020	Not to exceed Class I	$—		N/A
	Class Y	Contractual	4-1-2013	7-31-2019	Not to exceed Class A	$—		N/A

2018	SEMIANNUAL REPORT	73

Fund Name	Share Class Name	Type of Expense Limit	Commencement Date	End Date	Expense Limit	Amount of Expense Waiver/ Reimbursement		Expense Reduced
Ivy LaSalle Global Risk-Managed Real Estate Fund	All Classes	Contractual	1-12-2017	7-31-2019	N/A	$42	(2)	Investment Management Fee
	Class A	Contractual	4-1-2013	7-31-2019	1.51%	$15		12b-1 Fees and/or Shareholder Servicing
	Class I	Contractual	8-1-2016	7-31-2019	1.16%	$54		Shareholder Servicing
	Class N	Contractual	7-5-2017	7-31-2020	Not to exceed Class I	$—	*	Shareholder Servicing
	Class Y	Contractual	4-1-2013	7-31-2019	Not to exceed Class A	$1		12b-1 Fees and/or Shareholder Servicing
Ivy Natural Resources Fund	Class E	Contractual	8-1-2008	7-31-2019	1.27%	$17		12b-1 Fees and/or Shareholder Servicing
	Class N	Contractual	7-5-2017	7-31-2020	Not to exceed Class I	$—		N/A
	Class Y	Contractual	8-1-2011	7-31-2019	Not to exceed Class A	$—		N/A
Ivy Science and Technology Fund	Class B	Contractual	2-26-2018	7-31-2020	2.03%	$—		N/A
	Class E	Contractual	8-1-2008	7-31-2019	1.30%	$15		12b-1 Fees and/or Shareholder Servicing
	Class N	Contractual	7-5-2017	7-31-2020	Not to exceed Class I	$—		N/A
	Class Y	Contractual	8-1-2011	7-31-2020	Not to exceed Class A	$29		12b-1 Fees and/or Shareholder Servicing
Ivy Securian Real Estate Securities Fund	All Classes	Contractual	12-3-2012	7-31-2019	N/A	$238	(3)	Investment Management Fee
	Class E	Contractual	8-1-2008	7-31-2019	1.42%(4)	$5		12b-1 Fees and/or Shareholder Servicing
	Class N	Contractual	7-5-2017	7-31-2020	Not to exceed Class I	$—		N/A
	Class Y	Contractual	8-1-2011	7-31-2019	Not to exceed Class A	$—		N/A

*	Not shown due to rounding.

(1)	Reflects the lower expense limit which went into effect July 31, 2018. Prior to July 31, 2018, the expense limit in effect was 1.08%.

(2)	Due to Class A, Class I, Class N and/or Class Y contractual expense limits, investment management fees were waived for all share classes.

(3)	The Fund’s investment management fee is being reduced by 0.10% of average daily net assets until July 31, 2019.

(4)	Reflects the lower expense limit which went into effect July 31, 2018. Prior to July 31, 2018, the expense limit in effect was 1.43%.

Ivy Balanced Fund and Ivy Energy Fund were reimbursed $181 and $4, respectively, for reorganization fees incurred in each Fund’s previous fiscal year.

Any amounts due to the Funds as a reimbursement but not paid as of September 30, 2018 are shown as a receivable from affiliates on the Statement of Assets and Liabilities.

7.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the SEC (“Order”), the Ivy Funds, Ivy Variable Insurance Portfolios and InvestEd Portfolios (collectively, the “Funds” only for purposes of this footnote 7) have the ability to lend money to, and borrow money from, each other pursuant to a master interfund lending agreement (“Interfund Lending Program”). Under the Interfund Lending Program, the Funds may lend or borrow money for temporary purposes directly to or from one another (each an “Interfund Loan”), subject to meeting the conditions of the Order. The interest rate to be charged on an Interfund Loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The Funds made no Interfund Loans under the Interfund Lending Program during the period ended September 30, 2018.

74	SEMIANNUAL REPORT	2018

8.	AFFILIATED COMPANY TRANSACTIONS (All amounts in thousands)

A summary of the transactions in affiliated companies during the period ended September 30, 2018 follows:

	3-31-18 Share Balance	Gross Additions	Gross Reductions	Realized Gain/(Loss)	Distributions Received	9-30-18 Share Balance	9-30-18 Value		Net Change in Unrealized Appreciation/ (Depreciation)
Ivy Asset Strategy Fund
Media Group Holdings LLC, Series H(1)	640	$—	$—	$—	$—	640	$—	*	$(2,640)
Media Group Holdings LLC, Series T(1)	80	—	—	—	—	80	5,741		1,702

				$—	$—		$5,741		$(938)

	3-31-18 Share Balance	Gross Additions	Gross Reductions	Realized Gain/(Loss)	Distributions Received	9-30-18 Share Balance	9-30-18 Value		Net Change in Unrealized Appreciation/ (Depreciation)
Ivy Science and Technology Fund
ACI Worldwide, Inc.(1)	12,076	$—	$(8,152)	$2,215	$—	11,673	$328,470		$50,188
Aspen Technology, Inc.(1)	4,288	—	(3,039)	26,296	—	3,978	453,167		117,927
Cypress Semiconductor Corp.	18,433	7,058	—	—	4,102	18,856	273,222		(46,456)
Euronet Worldwide, Inc.(1)	3,558	—	—	—	—	3,558	356,561		75,781
Evogene Ltd.(1)	2,620	—	—	—	—	2,620	8,096		(223)
Marrone Bio Innovations, Inc.(1)	4,435	20,169	—	—	—	23,285	42,612		13,950
Marrone Bio Innovations, Inc.(1)	18,850	—	(20,169)	—	—	N/A	N/A		(15,922)
Marrone Bio Innovations, Inc., expires 12-31-20	3,770	—	—	—	—	3,770	2,187		(319)
Marrone Bio Innovations, Inc., expires 8-20-23	3,770	—	—	—	—	3,770	—	*	(17)
Rambus, Inc.(1)	10,160	—	(19,342)	4,924	—	8,332	90,903		(26,204)
Switch, Inc., Class A	2,580	—	(54,125)	(19,927)	57	N/A	N/A		13,078
WNS (Holdings) Ltd. ADR(1)	8,010	—	(17,592)	24,961	—	7,174	364,100		18,609

				$38,469	$4,159		$1,919,318		$200,392

	3-31-18 Principal Balance				Interest Received	9-30-18 Principal Balance			Net Change in Unrealized Depreciation
Marrone Bio Innovations, Inc., 8.000%, 8-20-20	$4,713	$—	$—	$—	$187	$4,713	$4,590		$(98)

*	Not shown due to rounding.

(1)	No dividends were paid during the preceding 12 months.

9.	INVESTMENT SECURITIES TRANSACTIONS ($ amounts in thousands)

The cost of purchases and the proceeds from maturities and sales of investment securities (excluding short-term securities) for the period ended September 30, 2018, were as follows:

	Purchases		Sales
	U.S. Government	Other Issuers	U.S. Government	Other Issuers
Ivy Asset Strategy Fund	$—	$991,064	$45,551	$1,201,927
Ivy Balanced Fund	86,433	517,824	8,859	901,137
Ivy Energy Fund	—	89,622	—	178,322
Ivy LaSalle Global Real Estate Fund	—	15,935	—	19,513
Ivy LaSalle Global Risk-Managed Real Estate Fund	—	15,594	—	30,060
Ivy Natural Resources Fund	—	78,205	—	134,753
Ivy Science and Technology Fund	—	445,690	—	900,783
Ivy Securian Real Estate Securities Fund	—	155,644	—	204,249

2018	SEMIANNUAL REPORT	75

10.	LOANS OF PORTFOLIO SECURITIES ($ amounts in thousands)

The Funds may lend their portfolio securities only to borrowers that are approved by the Fund’s securities lending agent, The Bank of New York Mellon (“BNYM”). The borrower pledges and maintains with the Fund collateral consisting of cash or securities issued or guaranteed by the U.S. government. The initial collateral received by the Fund is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% of the market value for all other securities. The collateral is maintained thereafter, at a market value equal to no less than 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund and any excess collateral is returned by the Fund on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Cash received as collateral for securities on loan may be reinvested in the Dreyfus Institutional Preferred Government Money Market Fund — Institutional Shares or certain other registered money market funds and are disclosed in the Fund’s Schedule of Investments and are reflected in the Statement of Assets and Liabilities as cash collateral on securities loaned at value. Non-cash collateral, in the form of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, is not disclosed in the Fund’s Statement of Assets and Liabilities as it is held by the lending agent on behalf of the Fund and the Fund does not have the ability to re-hypothecate these securities. The securities on loan for each Fund are also disclosed in its Schedule of Investments. The total value of any securities on loan as of September 30, 2018 and the total value of the related cash collateral are disclosed in the Statement of Assets and Liabilities. Income earned by the Funds from securities lending activity is disclosed in the Statements of Operations.

The following is a summary of each Fund’s securities lending positions and related cash and non-cash collateral received as of September 30, 2018:

Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
Ivy Asset Strategy Fund	$41,007	$40,379	$1,655	$42,034
Ivy Balanced Fund	13,196	13,501	—	13,501
Ivy Energy Fund	8,702	3,910	4,985	8,895
Ivy Science and Technology Fund	236,969	177,249	64,952	242,201

The cash collateral received amounts presented in the table above are transactions accounted for as secured borrowings and have an overnight and continuous maturity. The proceeds from the cash collateral received is invested in registered money market funds.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower indemnity provided by BNYM. BNYM’s indemnity allows for full replacement of securities lent wherein BNYM will purchase the unreturned loaned securities on the open market by applying the proceeds of the collateral or to the extent such proceeds are insufficient or the collateral is unavailable, BNYM will purchase the unreturned loan securities at BNYM’s expense. However, the Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

11.	PAYMENTS FROM AFFILIATES

In connection with the settlement of a derivative complaint initially filed against Ivy Investment Management Company, Waddell & Reed Investment Management Company, and certain current and former members of the Board of Trustees of Ivy Funds and the Board of Trustees of Waddell & Reed Advisors Funds (collectively, the “Trusts”), purportedly on behalf of the Trusts, defendants agreed to pay $19.9 million, for the benefit of Ivy Asset Strategy Fund in full settlement of all claims raised. In the action, Plaintiffs alleged generally that the Ivy Asset Strategy Fund and the Waddell & Reed Advisors Asset Strategy Fund (collectively, the “Funds”), made investments that did not comply with the Funds’ prospectuses. Plaintiffs also asserted that defendants breached their fiduciary duties to monitor and supervise the Funds’ investments. The lawsuit asserted a claim for breach of fiduciary duties against all defendants and a claim for breach of contract against the two named management companies. At the time of resolution, all claims related to the Waddell & Reed Asset Strategy Fund had been dismissed by the court, leaving only claims related to the Ivy Asset Strategy Fund pending. Although defendants denied any and all liability with respect to the allegations, all parties determined that settlement was in the best interest of the Ivy Asset Strategy Fund and its shareholders. Ivy Asset Strategy Fund shareholders of record as of April 16, 2018, the date the court preliminarily approved the settlement, received court approved notification of the settlement. Following the notification and a final approval hearing, on July 30, 2018, the court granted final approval of the settlement. Consistent

76	SEMIANNUAL REPORT	2018

with the terms of the settlement entered into by the parties, the Ivy Asset Strategy Fund received a settlement payment in the amount of $13,805,235 on September 21, 2018, representing the settlement amount, less court approved attorneys’ fees and administrative costs of notice to shareholders.

12.	CAPITAL SHARE TRANSACTIONS (All amounts in thousands)

The Trust has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class of each Fund. Transactions in shares of beneficial interest were as follows:

	Ivy Asset Strategy Fund				Ivy Balanced Fund
	Six months ended 9-30-18 (Unaudited)		Year ended 3-31-18		Six months ended 9-30-18 (Unaudited)		Year ended 3-31-18
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class A	5,755	$141,096	14,617	$354,511	2,609	$66,707	4,930	$123,846
Class B	10	217	26	592	20	490	91	2,222
Class C	319	7,385	870	19,210	322	8,182	1,142	28,064
Class E	60	1,459	147	3,455	—	—	—	—
Class I	3,626	89,861	5,066	120,971	3,021	77,319	5,683	141,027
Class N	85	2,127	87	2,098	77	1,968	557	13,931
Class R	122	2,952	262	6,001	41	1,046	85	2,119
Class Y	701	16,933	415	9,709	125	3,171	232	5,744
Shares issued in connection with merger:
Class A	N/A	N/A	N/A	N/A	N/A	N/A	31,254	787,218
Class B	N/A	N/A	N/A	N/A	N/A	N/A	100	2,492
Class C	N/A	N/A	N/A	N/A	N/A	N/A	419	10,458
Class E	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Class I	N/A	N/A	N/A	N/A	N/A	N/A	21,053	530,401
Class N	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Class R	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Class Y	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Shares issued in reinvestment of distributions to shareholders:
Class A	413	10,179	1,326	31,108	351	9,116	1,075	26,512
Class B	10	220	99	2,178	5	117	79	1,933
Class C	120	2,806	1,205	26,811	46	1,200	783	19,160
Class E	13	323	48	1,123	— *	2	— *	9
Class I	237	5,916	816	19,379	291	7,544	1,036	25,548
Class N	1	33	3	64	4	90	20	490
Class R	10	250	50	1,172	2	59	20	487
Class Y	54	1,334	219	5,164	7	187	72	1,774
Shares redeemed:
Class A	(8,336)	(203,919)	(19,989)	(463,977)	(6,208)	(158,435)	(10,125)	(251,446)
Class B	(964)	(22,157)	(3,148)	(68,550)	(373)	(9,393)	(1,077)	(26,452)
Class C	(9,513)	(220,332)	(36,553)	(813,846)	(3,411)	(86,274)	(11,908)	(294,231)
Class E	(145)	(3,572)	(381)	(8,857)	—	—	—	—
Class I	(4,214)	(104,552)	(23,293)	(535,987)	(8,283)	(211,319)	(13,319)	(331,140)
Class N	(27)	(665)	(604)	(14,465)	(86)	(2,194)	(595)	(14,941)
Class R	(324)	(7,835)	(1,070)	(24,491)	(63)	(1,595)	(137)	(3,410)
Class Y	(1,087)	(26,691)	(4,197)	(97,153)	(412)	(10,540)	(1,822)	(45,334)
Net increase (decrease)	(13,074)	$(306,632)	(63,979)	$(1,423,780)	(11,915)	$(302,552)	29,648	$756,481

*	Not shown due to rounding.

2018	SEMIANNUAL REPORT	77

	Ivy Energy Fund				Ivy LaSalle Global Real Estate Fund
	Six months ended 9-30-18 (Unaudited)		Year ended 3-31-18		Six months ended 9-30-18 (Unaudited)		Year ended 3-31-18
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class A	1,225	$15,757	3,284	$38,678	45	$488	158	$1,662
Class B	4	43	22	228	—	—	—	—
Class C	139	1,653	462	4,958	2	23	4	46
Class E	—	—	—	—	N/A	N/A	N/A	N/A
Class I	3,044	40,792	8,226	99,568	616	6,590	6,458	67,215
Class N	134	1,794	487	5,934	56	600	4,946	51,614
Class R	344	4,395	665	7,867	— *	4	1	8
Class Y	590	7,658	2,325	26,232	—	—	1	10
Shares issued in connection with merger:
Class A	N/A	N/A	10,936	122,408	N/A	N/A	N/A	N/A
Class B	N/A	N/A	28	281	N/A	N/A	N/A	N/A
Class C	N/A	N/A	192	1,999	N/A	N/A	N/A	N/A
Class E	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Class I	N/A	N/A	6,842	79,612	N/A	N/A	N/A	N/A
Class N	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Class R	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Class Y	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Shares issued in reinvestment of distributions to shareholders:
Class A	—	—	59	675	13	142	14	154
Class B	—	—	N/A	—	—	—	— *	1
Class C	—	—	N/A	—	1	6	1	5
Class E	—	—	— *	1	N/A	N/A	N/A	N/A
Class I	—	—	119	1,404	50	529	42	456
Class N	—	—	3	34	53	563	53	569
Class R	—	—	3	32	—	—	—	—
Class Y	—	—	14	162	—	—	—	—
Shares redeemed:
Class A	(3,099)	(39,396)	(7,827)	(90,276)	(114)	(1,217)	(495)	(5,201)
Class B	(38)	(439)	(160)	(1,677)	— *	(2)	(7)	(67)
Class C	(741)	(8,720)	(3,189)	(34,412)	(5)	(58)	(20)	(208)
Class E	—	—	—	—	N/A	N/A	N/A	N/A
Class I	(7,233)	(95,377)	(9,464)	(113,106)	(430)	(4,612)	(5,769)	(60,463)
Class N	(102)	(1,355)	(991)	(11,796)	(585)	(6,294)	(2,097)	(22,655)
Class R	(264)	(3,298)	(743)	(8,597)	— *	(1)	(1)	(10)
Class Y	(1,398)	(18,164)	(2,733)	(32,510)	(1)	(7)	(2)	(26)
Net increase (decrease)	(7,395)	$(94,657)	8,560	$97,699	(299)	$(3,246)	3,287	$33,110

*	Not shown due to rounding.

78	SEMIANNUAL REPORT	2018

	Ivy LaSalle Global Risk-Managed Real Estate Fund				Ivy Natural Resources Fund
	Six months ended 9-30-18 (Unaudited)		Year ended 3-31-18		Six months ended 9-30-18 (Unaudited)		Year ended 3-31-18
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class A	44	$479	244	$2,637	810	$12,398	3,409	$52,780
Class B	—	—	1	7	— *	6	6	74
Class C	3	30	13	136	36	455	174	2,116
Class E	N/A	N/A	N/A	N/A	16	251	34	508
Class I	644	7,044	3,676	39,868	803	12,920	2,070	31,343
Class N	4	45	40	428	40	640	181	2,650
Class R	44	478	217	2,331	97	1,472	260	3,732
Class Y	19	213	30	318	93	1,451	262	3,942
Shares issued in reinvestment of distributions to shareholders:
Class A	39	416	10	107	—	—	—	—
Class B	— *	3	—	—	—	—	—	—
Class C	4	41	— *	3	—	—	—	—
Class E	N/A	N/A	N/A	N/A	—	—	—	—
Class I	129	1,390	45	523	—	—	—	—
Class N	— *	4	—	—	—	—	—	—
Class R	6	67	1	6	—	—	—	—
Class Y	4	37	1	8	—	—	—	—
Shares redeemed:
Class A	(306)	(3,341)	(2,173)	(23,615)	(2,441)	(37,331)	(6,063)	(87,933)
Class B	(5)	(51)	(10)	(106)	(72)	(923)	(302)	(3,689)
Class C	(75)	(815)	(364)	(3,905)	(723)	(9,198)	(5,061)	(64,358)
Class E	N/A	N/A	N/A	N/A	(26)	(415)	(62)	(906)
Class I	(1,751)	(18,993)	(3,985)	(43,018)	(1,905)	(30,599)	(4,406)	(66,459)
Class N	(2)	(18)	(8)	(80)	(50)	(799)	(442)	(6,716)
Class R	(10)	(107)	(28)	(298)	(227)	(3,425)	(642)	(9,263)
Class Y	(19)	(204)	(70)	(753)	(313)	(4,902)	(659)	(9,865)
Net decrease	(1,228)	$(13,282)	(2,360)	$(25,403)	(3,862)	$(57,999)	(11,241)	$(152,044)

*	Not shown due to rounding.

2018	SEMIANNUAL REPORT	79

	Ivy Science and Technology Fund				Ivy Securian Real Estate Securities Fund
	Six months ended 9-30-18 (Unaudited)		Year ended 3-31-18		Six months ended 9-30-18 (Unaudited)		Year ended 3-31-18
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class A	1,903	$133,729	3,894	$254,320	208	$4,923	615	$15,390
Class B	13	748	44	2,321	— *	4	2	46
Class C	287	17,335	782	43,348	8	191	20	510
Class E	28	1,952	73	4,644	6	138	10	270
Class I	3,481	271,071	7,130	509,393	723	17,055	2,115	53,715
Class N	325	25,557	473	33,135	4	95	34	910
Class R	236	16,310	660	41,452	4	85	13	316
Class Y	781	58,027	2,126	134,776	51	1,196	205	4,988
Shares issued in connection with merger:
Class A	N/A	N/A	44,508	2,994,242	N/A	N/A	N/A	N/A
Class B	N/A	N/A	157	8,730	N/A	N/A	N/A	N/A
Class C	N/A	N/A	268	15,505	N/A	N/A	N/A	N/A
Class E	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Class I	N/A	N/A	9,636	712,791	N/A	N/A	N/A	N/A
Class N	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Class R	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Class Y	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Shares issued in reinvestment of distributions to shareholders:
Class A	—	—	1,027	65,446	39	934	1,024	24,898
Class B	—	—	53	2,815	— *	1	12	280
Class C	—	—	774	42,510	1	12	57	1,348
Class E	—	—	32	2,001	1	18	18	431
Class I	—	—	1,136	79,582	44	1,070	873	21,412
Class N	—	—	84	5,915	— *	5	4	92
Class R	—	—	128	7,953	— *	3	3	79
Class Y	—	—	492	33,099	25	589	517	12,596
Shares redeemed:
Class A	(5,899)	(415,591)	(6,034)	(388,285)	(1,239)	(29,112)	(3,173)	(80,507)
Class B	(149)	(8,589)	(357)	(18,884)	(25)	(558)	(49)	(1,214)
Class C	(1,349)	(81,255)	(4,831)	(269,875)	(92)	(2,138)	(333)	(7,980)
Class E	(26)	(1,823)	(60)	(3,787)	(11)	(267)	(39)	(980)
Class I	(4,256)	(331,114)	(8,240)	(577,154)	(1,368)	(32,390)	(3,306)	(84,462)
Class N	(192)	(15,027)	(1,037)	(73,636)	(5)	(127)	(127)	(3,453)
Class R	(341)	(23,315)	(714)	(44,997)	(3)	(70)	(47)	(1,206)
Class Y	(1,521)	(112,983)	(5,415)	(368,860)	(439)	(10,445)	(1,315)	(33,956)
Net increase (decrease)	(6,679)	$(464,968)	46,789	$3,248,500	(2,068)	$(48,788)	(2,867)	$(76,477)

*	Not shown due to rounding.

13.	FEDERAL INCOME TAX MATTERS ($ amounts in thousands)

For Federal income tax purposes, cost of investments owned at September 30, 2018 and the related unrealized appreciation (depreciation) were as follows:

Fund	Cost of Investments	Gross Appreciation	Gross Depreciation	Net Unrealized Appreciation (Depreciation)
Ivy Asset Strategy Fund	$3,487,130	$534,959	$793,706	$(258,747)
Ivy Balanced Fund	2,494,704	475,111	80,102	395,009
Ivy Energy Fund	426,274	166,146	15,772	150,374
Ivy LaSalle Global Real Estate Fund	64,222	3,903	1,396	2,507
Ivy LaSalle Global Risk-Managed Real Estate Fund	73,308	5,527	1,908	3,619
Ivy Natural Resources Fund	467,922	93,254	49,026	44,228
Ivy Science and Technology Fund	3,891,031	4,562,631	80,989	4,481,642
Ivy Securian Real Estate Securities Fund	351,634	109,651	413	109,238

80	SEMIANNUAL REPORT	2018

For Federal income tax purposes, the Funds’ distributed and undistributed earnings and profit for the year ended March 31, 2018 and the post-October and late-year ordinary activity were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Tax Return of Capital	Post- October Capital Losses Deferred	Late-Year Ordinary Losses Deferred
Ivy Asset Strategy Fund	$11,718	$100,103	$—	$—	$—
Ivy Balanced Fund	2,962	87,104	—	—	—
Ivy Energy Fund	—	—	—	—	1,522
Ivy LaSalle Global Real Estate Fund	1,496	—	—	—	—
Ivy LaSalle Global Risk-Managed Real Estate Fund	2,512	—	—	—	—
Ivy Natural Resources Fund	678	—	—	—	—
Ivy Science and Technology Fund	—	420,138	—	23,568	17,432
Ivy Securian Real Estate Securities Fund	1,514	3,937	—	—	—

Internal Revenue Code regulations permit each Fund to elect to defer into its next fiscal year capital losses and certain specified ordinary items incurred between each November 1 and the end of its fiscal year. Each Fund is also permitted to defer into its next fiscal certain ordinary losses that generated between each January 1 and the end of its fiscal year.

The tax character of dividends and distributions paid during the two fiscal years ended March 31, 2018 and 2017 were as follows:

	March 31, 2018		March 31, 2017
Fund	Distributed Ordinary Income(1)	Distributed Long-Term Capital Gains	Distributed Ordinary Income(1)	Distributed Long-Term Capital Gains
Ivy Asset Strategy Fund	$28,544	$67,045	$—	$—
Ivy Balanced Fund	36,899	48,390	28,198	28,965
Ivy Energy Fund	2,469	—	—	—
Ivy LaSalle Global Real Estate Fund	1,203	35	638	137
Ivy LaSalle Global Risk-Managed Real Estate Fund	647	101	3,629	1,360
Ivy Natural Resources Fund	—	—	1,442	—
Ivy Science and Technology Fund	13,115	253,581	—	—
Ivy Securian Real Estate Securities Fund	7,416	56,076	12,802	49,890

(1)	Includes short-term capital gains, if any.

Dividends from net investment income and short-term capital gains are treated as ordinary income dividends for federal income tax purposes.

Accumulated capital losses represent net capital loss carryovers as of March 31, 2018 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. As of March 31, 2018, the capital loss carryovers were as follows:

	Post-Enactment
Fund	Short-Term Capital Loss Carryover	Long-Term Capital Loss Carryover
Ivy Asset Strategy Fund	$—	$—
Ivy Balanced Fund	—	—
Ivy Energy Fund	90,104	86,827
Ivy LaSalle Global Real Estate Fund	—	—
Ivy LaSalle Global Risk-Managed Real Estate Fund	920	1,153
Ivy Natural Resources Fund	281,522	337,187
Ivy Science and Technology Fund	—	—
Ivy Securian Real Estate Securities Fund	—	—

Waddell & Reed Advisors Energy Fund was merged into Ivy Energy Fund as of October 16, 2017. At the time of the merger, Waddell & Reed Advisors Energy Fund had capital loss carryovers available to offset future gains of the Ivy Energy Fund. These carryovers are annually limited to $3,780 plus any unused limitations from prior years and any built in gains realized.

2018	SEMIANNUAL REPORT	81

RENEWAL OF INVESTMENT MANAGEMENT AGREEMENT	IVY FUNDS (UNAUDITED)

At a meeting of the Board of Trustees (the “Board”) of Ivy Funds (the “Trust”) held on August 14th and 15th, 2018, the Board, including all of the trustees who are not “interested persons” (the “Independent Trustees”), as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), unanimously approved the continuance of the Investment Management Agreement (the “Management Agreement”) between Ivy Investment Management Company (“IICO”) and the Trust and the continuance of the Investment Subadvisory Agreements between IICO and:

•	Apollo Credit Management, LLC (with respect to Ivy Apollo Multi-Asset Income Fund and Ivy Apollo Strategic Income Fund);

•	I.G. International Management Limited (with respect to Ivy IG International Small Cap Fund);

•	LaSalle Investment Management Securities, LLC (with respect to Ivy LaSalle Global Real Estate Fund, Ivy LaSalle Global Risk-Managed Real Estate Fund and Ivy Apollo Multi-Asset Income Fund);

•	Pictet Asset Management Limited and Pictet Asset Management (Singapore) PTE Ltd. (with respect to Ivy Pictet Emerging Markets Local Currency Debt Fund);

•	Pictet Asset Management Limited and Pictet Asset Management SA (with respect to Ivy Pictet Targeted Return Bond Fund);

•	PineBridge Investments, LLC (with respect to Ivy PineBridge High Yield Fund);

•

ProShare Advisors, LLC (with respect to Ivy ProShares S&P 500 Dividend Aristocrats Index Fund, Ivy ProShares Russell 2000 Dividend Growers Index Fund, Ivy ProShares Interest Rate Hedged High Yield Index Fund, Ivy ProShares S&P 500 Bond Index Fund and Ivy ProShares MSCI ACWI Index Fund); and

•	Securian Asset Management, Inc. (with respect to Ivy Securian Core Bond Fund and Ivy Securian Real Estate Securities Fund).

Each subadviser is referred to herein as a “Subadviser,” and the Management Agreement and the Investment Subadvisory Agreements are referred to collectively herein as the “Agreements.”

The Board’s Independent Trustees were assisted in their review by independent legal counsel, and met with such counsel separately from representatives of IICO. Independent legal counsel explained the factors that the Board should consider as part of its review of the Agreements, all as outlined in a memorandum it had provided to the Board prior to the meeting, including, among other things, the nature and the quality of the services provided by IICO and the Subadvisers, profitability (including any fall-out benefits) from IICO’s and the Subadvisers’ relationships with each series of the Trust (each, a “Fund” and together, the “Funds”), economies of scale, the role played by the Independent Trustees, and information on comparative fees and expenses. The Independent Trustees also considered the written responses and materials produced by IICO and each Subadviser in response to 15(c) due diligence request lists submitted by the Independent Trustees’ legal counsel prior to the meeting, as well as materials produced in response to a follow-up request list sent to IICO by independent legal counsel on behalf of the Independent Trustees. Included in those responses, which had been provided to the Board prior to the meeting, was a Fund-by-Fund profitability analysis prepared by IICO, as well as an explanation of the methodology by which the profitability analysis was calculated. The Board also received extensive materials on performance, expenses and comparable fund information from Broadridge, Inc. (“Broadridge”) an independent mutual fund rating service. Finally, the Independent Trustees received and reviewed a considerable amount of information that their independent fee consultant had provided to them. The Independent Trustees previously had reviewed and discussed these materials during a telephonic meeting in July 2018. They further reviewed these materials extensively among themselves, with their independent legal counsel and the independent fee consultant, and with the other Board members at executive sessions of the Independent Trustees at the August 14-15, 2018 Board meeting, during which the Board considered various factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Board’s determination to approve the Agreements are discussed separately below.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of services provided to the Funds by IICO and each Subadviser, taking into account the large amount of materials produced by IICO and each Subadviser in response to the 15(c) due diligence requests submitted on its behalf by independent legal counsel to the Independent Trustees.

The Board also took into account the report from its Investment Oversight Committee (the “IOC”), in light of that committee’s duties to assist the Board in the 15(c) process. The IOC had reported to the Board on its review of the performance of the Funds, IICO’s investment risk management function, and the on-going changes IICO has been undertaking for itself, the Trust and the overall fund complex. As such, the Board examined all of IICO’s activities in light of performance and expense structure, as well as the proposed overall rationalization of the fund complex, which is designed to provide economies of scale to the shareholders, reduce the Funds’ expenses and enhance the performance of the Funds, particularly in the context of substantial industry change and regulatory developments.

82	SEMIANNUAL REPORT	2018

The Board likewise considered the knowledge it had received from its regular meetings, including from the materials provided in connection with those meetings, such as the resources and key personnel of IICO and each Subadviser, as well as the other services provided to the Funds by IICO and each Subadviser (such as managing the quality of execution of portfolio transactions and the selection of broker-dealers for those transactions, monitoring adherence to each Fund’s investment restrictions, producing reports, providing support services for the Board and Board committees, communicating with shareholders and overseeing the activities of other service providers, including monitoring compliance with various Fund policies and procedures and with applicable laws and regulations). The Board also took into account the compliance environment at IICO and each Subadviser, noting the resources that IICO has dedicated towards compliance. The Board concluded that the nature and extent of the services provided by IICO and each Subadviser were appropriate, that the quality of those services had been consistent with quality norms in the industry and that the Funds were likely to benefit from the continued provision of those services.

Benefits from the Relationship with the Funds

The Board next discussed whether IICO or any Subadviser derives any other direct or indirect benefit from serving the Funds. In that regard, the Board discussed the transfer agency/shareholder servicing fees that Waddell & Reed Services Company, an affiliate of IICO, provides the Funds. The Board took note of the caps that management previously had agreed to on shareholder servicing costs. The Board also considered the benefits that accrue to each service provider organization from its respective relationship with the Funds, including the fact that a variety of services are provided by affiliates of IICO, including distribution, administrative and Fund accounting services, and, as discussed above, shareholder servicing. After full consideration of these and other factors, the Board concluded that none of IICO, any Subadviser or any of their affiliates receives any additional direct or indirect benefits that would preclude the Board from approving the continuation of the Management Agreement with IICO or any Investment Subadvisory Agreement with a Subadviser.

Economies of Scale

The Board discussed whether economies of scale are being realized by the Funds and whether fee levels reflect those economies of scale for the benefit of the Funds’ shareholders. The Board considered the fact that as a Fund’s assets have grown, the expenses of that Fund generally have fallen, although the Board took into account that the overall assets of the Funds have fallen during the prior year. Additionally, in that regard, the Board considered the significant number of initiatives that IICO is undertaking to seek to rationalize the fund complex, reduce expenses and enhance performance.

Performance of the Funds and Costs of Services Provided

The Board considered the performance of each Fund and the costs of the services provided, focusing in particular on a number of Funds that the independent fee consultant had identified. Specifically, the Board examined the investment performance of each Fund, including the percentile ranking of each Fund over various periods of time. The Board also examined the performance of each Fund against its respective Lipper index for the same periods. After extensively reviewing all of the performance information provided, the Board concluded that the Funds’ performance in each asset class was acceptable. Although the performance of some of the focus Funds identified by the independent fee consultant lagged that of their peers or respective Lipper index, the Board recognized that IICO, or the applicable Subadviser, had taken, or was taking, steps to address that underperformance, and determined to continue to monitor closely the performance of those Funds.

The Board also considered the expenses and expense ratio of each Fund, and the expense limitation and fee reduction arrangements entered into by IICO in light of the services provided by IICO and each Subadviser. The Board also compared each Fund’s expenses, including advisory, distribution and shareholder servicing fees, with the expenses and advisory fees of other investment advisers managing similarly situated funds, as well as the advisory fees that IICO (or an affiliate) charges for providing advisory services to other accounts in the same asset class for certain Funds. In that regard, the Board noted that IICO performs significant additional services for the Funds as compared to those other accounts. The Board also took into account the information on IICO’s profitability in managing the Funds, including the methodology used to calculate profitability. The Board finally considered the amount of assets in each Fund, each Fund’s average account size and how those factors affect the Funds’ expense ratios, noting that, as the Funds’ assets have increased or decreased over time, the expense ratios of the Funds generally have fallen or risen, respectively. After completing this examination, the Board concluded that each Fund’s expenses are appropriate at the current time.

Independent Fee Consultant Review

Independent legal counsel, on behalf of the Independent Trustees, engaged an independent fee consultant to assist them in evaluating the reasonableness of the management fees charged by IICO to the Funds. The independent fee consultant’s review addressed the following fee-related factors:

1.	The nature, extent and quality of IICO’s services to the Funds;

2.	Management fees and expenses in the context of performance;

2018	SEMIANNUAL REPORT	83

3.	Product category expenses, including peers;

4.	Profit margins of IICO’s parent from supplying such services;

5.	Subadviser and institutional fee analyses; and

6.	Possible economies of scale as a Fund grows larger.

The following summarizes the findings of the independent fee consultant retained by the Independent Trustees.

Summary Findings

The report stated that IICO delivered reasonable levels of performance in the longer-term periods and reasonable levels of service to the Funds in relation to its management fees as compared to the investment advisers of comparable funds. For the 36 months ended March 31, 2018, approximately 15% of the Funds were in the top quartile of performance and 33% of the Funds were in the top two quartiles of performance and that short-term performance of such Funds were showing signs of improvement. Specifically, the report noted that 49% of the Funds were in the top two quartiles in the one-year period, and that 31% of all such Funds had improving performance in their one-year period. The independent fee consultant noted that the Funds’ performance appeared to be grounded in a number of institutional competitive advantages at IICO including economic analysis, investment management depth, ability to attract top talent, strategic vision, performance-focused culture, and an effective trading infrastructure.

The report further indicated that total expenses of the Funds, on average, were 4% below the average total expenses of their respective Broadridge Expense Group peers and flat compared to the average total expenses for their Broadridge Expense Universes. The management fees for the Funds were 4% over the average management fees of their respective Broadridge Expense Group peers and 6% over the average management fees for their Broadridge Expense Universes.

The report also stated that the management fees IICO charges to the Funds are reasonable in relation to the management fees it charges to its institutional account clients. The report noted that these institutional account clients have different service and infrastructure needs and in addition, the average spread between management fees IICO charged to the Funds and those it charges to institutional account clients is reasonable relative to the average fee spreads computed from industry surveys.

The report stated that while it was difficult to confirm overall economies of scale, it was clear that the Funds’ shareholders generally are benefitting from lower expenses as the Funds’ assets grow through management fee breakpoints, decline in transfer agency expenses, decline in custody contract rates and declines in other non-management expenses.

The report also noted that the overall profitability of IICO’s parent relative to other complexes is reasonable. Finally, the report noted that IICO has continued to invest in AUM growth, which is designed to help drive down fund expenses and attract top investment management talent, as well as in fund mergers, which could help drive down expenses, both of which can benefit the Funds’ investors.

Finally, the report also examined the fees that IICO retains on Funds that are subadvised by unaffiliated Subadvisers, and indicated that those fees are reasonable relative to the industry. The report also stated that the subadvisory fees that IICO earns for serving as a subadviser to an unaffiliated fund when compared to fees of similar Funds likewise are reasonable relative to the industry.

Conclusions

The independent fee consultant’s report concluded that it believes that the services provided by IICO and its affiliates and expenses incurred by the Funds in the previous 12 months are reasonable and provide adequate justification for renewal of the Funds’ existing Agreements.

84	SEMIANNUAL REPORT	2018

PROXY VOTING INFORMATION	IVY FUNDS (UNAUDITED)

Proxy Voting Guidelines

A description of the policies and procedures Ivy Funds uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1.800.777.6472 and (ii) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Records

Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on Form N-PX through the Ivy Investments’ website at www.ivyinvestments.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE INFORMATION	IVY FUNDS

Portfolio holdings can be found on the Trust’s website at www.ivyinvestments.com. Alternatively, a complete schedule of portfolio holdings of each Fund for the first and third quarters of each fiscal year is filed with the SEC and can be found on the Trust’s Form N-Q. These holdings may be viewed in the following ways:

•	On the SEC’s website at www.sec.gov.

•	For review and copy at the SEC’s Public Reference Room in Washington, DC. Information on the operations of the Public Reference Room may be obtained by calling 1.800.SEC.0330.

TO ALL TRADITIONAL IRA PLANHOLDERS:	IVY FUNDS

As required by law, we are hereby providing notice to you that income tax may be withheld automatically from any distribution or withdrawal from a traditional IRA. A Fund is generally required to withhold taxes unless you make a written election not to have taxes withheld. The election may be made on the distribution/withdrawal form provided by Waddell & Reed, Inc. which can be obtained from your Waddell & Reed representative or by submitting Internal Revenue Service Form W–4P. Once made, an election can be revoked by providing written notice to Waddell & Reed, Inc. If you elect not to have tax withheld you may be required to make payments of estimated tax. Penalties may be imposed by the IRS if withholding and estimated tax payments are not adequate.

2018	SEMIANNUAL REPORT	85

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86	SEMIANNUAL REPORT	2018

THE IVY FUNDS FAMILY

DOMESTIC EQUITY FUNDS

Ivy Accumulative Fund

Ivy Core Equity Fund

Ivy Large Cap Growth Fund

Ivy Micro Cap Growth Fund

Ivy Mid Cap Growth Fund

Ivy Mid Cap Income Opportunities Fund

Ivy Small Cap Core Fund

Ivy Small Cap Growth Fund

Ivy Tax-Managed Equity Fund

Ivy Value Fund

GLOBAL/INTERNATIONAL FUNDS

Ivy Emerging Markets Equity Fund

Ivy European Opportunities Fund

Ivy Global Equity Income Fund

Ivy Global Growth Fund

Ivy Global Income Allocation Fund

Ivy IG International Small Cap Fund

Ivy International Core Equity Fund

Ivy Managed International Opportunities Fund

Ivy Pictet Emerging Markets Local Currency Debt Fund

Ivy Pzena International Value Fund

INDEX FUNDS

Ivy ProShares S&P 500 Dividend Aristocrats Index Fund

Ivy ProShares Russell 2000 Dividend Growers Index Fund

Ivy ProShares Interest Rate Hedged High Yield Index Fund

Ivy ProShares S&P 500 Bond Index Fund

Ivy ProShares MSCI ACWI Index Fund

SPECIALITY FUNDS

Ivy Apollo Multi-Asset Income Fund

Ivy Asset Strategy Fund

Ivy Balanced Fund

Ivy Energy Fund

Ivy LaSalle Global Real Estate Fund

Ivy LaSalle Global Risk-Managed Real Estate Fund

Ivy Natural Resources Fund

Ivy Science and Technology Fund

Ivy Securian Real Estate Securities Fund

Ivy Wilshire Global Allocation Fund

FIXED INCOME FUNDS

Ivy Apollo Strategic Income Fund

Ivy California Municipal High Income Fund

Ivy Corporate Bond Fund

Ivy Crossover Credit Fund

Ivy Global Bond Fund

Ivy Government Securities Fund

Ivy High Income Fund

Ivy Limited-Term Bond Fund

Ivy Municipal Bond Fund

Ivy Municipal High Income Fund

Ivy Pictet Targeted Return Bond Fund

Ivy PineBridge High Yield Fund

Ivy Securian Core Bond Fund

MONEY MARKET FUNDS

Ivy Cash Management Fund

Ivy Government Money Market Fund

1.800.777.6472

Visit us online at www.ivyinvestments.com

The Ivy Funds are managed by Ivy Investment Management Company and distributed by its subsidiary, Ivy Distributors, Inc.

Before investing, investors should consider carefully the investment objectives, risks, charges and expenses of a mutual fund. This and other important information is contained in the prospectus and summary prospectus, which may be obtained at www.ivyinvestments.com or from a financial advisor. Read it carefully before investing.

2018	SEMIANNUAL REPORT	87

SEMIANN-IVYSPEC (9/18)

Semiannual Report SEPTEMBER 30, 2018

Ticker
	Class A	Class B	Class C	Class E	Class I	Class N	Class R	Class T	Class Y
IVY FUNDS

Ivy Core Equity Fund	WCEAX	WCEBX	WTRCX	ICFEX	ICIEX	ICEQX	IYCEX		WCEYX

Ivy Emerging Markets Equity Fund	IPOAX	IPOBX	IPOCX	IPOEX	IPOIX	IMEGX	IYPCX	IPOTX	IPOYX

Ivy European Opportunities Fund	IEOAX	IEOBX	IEOCX	IVEOX	IEOIX	IEURX	IYEUX		IEOYX

Ivy Global Bond Fund	IVSAX	IVSBX	IVSCX		IVSIX	IVBDX	IYGOX		IVSYX

Ivy Global Equity Income Fund	IBIAX	IBIBX	IBICX	IBIEX	IBIIX	IICNX	IYGEX		IBIYX

Ivy Global Growth Fund	IVINX	IVIBX	IVNCX	IIGEX	IGIIX	ITGRX	IYIGX		IVIYX

Ivy Global Income Allocation Fund	IVBAX	IVBBX	IVBCX	IIBEX	IIBIX	ILIAX	IYGBX		IVBYX

Ivy Government Money Market Fund	WRAXX	WRBXX	WRCXX	IVEXX		WRNXX

Ivy High Income Fund	WHIAX	WHIBX	WRHIX	IVHEX	IVHIX	IHIFX	IYHIX	WHITX	WHIYX

Ivy International Core Equity Fund	IVIAX	IIFBX	IVIFX	IICEX	ICEIX	IINCX	IYITX	IICTX	IVVYX

Ivy Large Cap Growth Fund	WLGAX	WLGBX	WLGCX	ILCEX	IYGIX	ILGRX	WLGRX		WLGYX

Ivy Limited-Term Bond Fund	WLTAX	WLTBX	WLBCX	IVLEX	ILTIX	ILMDX	IYLTX		WLTYX

Ivy Managed International Opportunities Fund	IVTAX	IVTBX	IVTCX	IVTEX	IVTIX	IVTNX	IYMGX		IVTYX

Ivy Micro Cap Growth Fund	IGWAX	IGWBX	IGWCX		IGWIX	IMIGX	IYMRX		IGWYX

Ivy Mid Cap Growth Fund	WMGAX	WMGBX	WMGCX	IMCEX	IYMIX	IGRFX	WMGRX		WMGYX

Ivy Mid Cap Income Opportunities Fund	IVOAX		IVOCX	IVOEX	IVOIX	IVOSX	IVORX		IVOYX

Ivy Municipal Bond Fund	WMBAX	WMBBX	WMBCX		IMBIX	IMBNX			WMBYX

Ivy Municipal High Income Fund	IYIAX	IYIBX	IYICX		WYMHX	IYINX			IYIYX

Ivy Pzena International Value Fund	ICDAX	ICDBX	ICDCX		ICVIX	ICNGX	IYCUX		ICDYX

Ivy Securian Core Bond Fund	IBOAX	IBOBX	IBOCX	IVBEX	IVBIX	IBNDX	IYBDX		IBOYX

Ivy Small Cap Core Fund	IYSAX	IYSBX	IYSCX	IYVIX	IVVIX	ISPVX	IYSMX	IYCTX	IYSYX

Ivy Small Cap Growth Fund	WSGAX	WSGBX	WRGCX	ISGEX	IYSIX	IRGFX	WSGRX	IYSTX	WSCYX

Ivy Tax-Managed Equity Fund	IYEAX	IYEBX	IYECX		WYTMX	IYENX			IYEYX

Ivy Value Fund	IYVAX	IYVBX	IYVCX	IVVEX	IYAIX	IVALX	IYVLX		IYVYX

IVY INVESTMENTS® refers to the financial services offered by Ivy Distributors, Inc., a FINRA member broker dealer and the distributor of IVY FUNDS® mutual funds, and those financial services offered by its affiliates.

CONTENTS	IVY FUNDS

This report is submitted for the general information of the shareholders of Ivy Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by a current Ivy Funds prospectus, or summary prospectus, and current performance information, including current Lipper ranking information.

2

PRESIDENT’S LETTER	IVY FUNDS

SEPTEMBER 30, 2018 (UNAUDITED)
Philip J. Sanders, CFA

Dear Shareholder,

While most of the period remained relatively calm, market volatility returned toward the end of the timeframe. As 2018 progressed, trade disputes, geopolitical tensions and uncertain global growth rates provided a choppy ride for investors.

Economic growth is poised to finish 2018 on solid footing, as global inflation remains somewhat tepid. We believe global gross domestic product (GDP) is on track for a 3.7% growth rate in 2018, taking into account some minor downward revisions to our forecast because of isolated emerging market weakness.

The U.S. continues to provide a strong foundation across the global economic stage. Domestic capital expenditures (capex) are solid and small business confidence is at an all-time high. In addition, consumer spending has held up well despite higher gasoline prices. We believe the U.S. growth rate will average around 3% annualized in 2018.

The deterioration in eurozone economic data seems to be waning following an agreement between the U.S. and European Union (EU) to discuss a reduction in tariffs on industrial goods. Brexit negotiations between the U.K. and EU continue to be choppy, which has caused some delays in anticipated capex spending for the eurozone. While we believe the two parties will come to a resolution for the U.K.’s exit from the EU prior to the March 2019 deadline, the ongoing negotiations may cause lingering economic tumult until a deal can be reached. We expect eurozone GDP growth at an average annual rate around 2% in 2018.

While the European Central Bank reduced the amount of its asset purchases during the third quarter, it has committed to keeping rates low for an extended period. We think that decision is likely to continue to support the EU economy. In addition, the Bank of England recently raised interest rates and we think it is set to continue increasing rates gradually, barring any unforeseen Brexit issues.

Much attention of late has been focused on emerging markets. China’s economy has been weaker because of a combination of deleveraging and the institution of new pollution controls on select industries. These factors, coupled with concerns about an escalating trade war with the U.S., have pushed China’s policymakers to begin to ease policy. We believe recent announcements of tax cuts and increased infrastructure spending in addition to lower interest rates will stabilize China’s economy during the fourth quarter.

Currency crises plagued Turkey and Argentina throughout the third quarter, which sent tremors through other emerging market economies, including South Africa. Emerging markets continue to face headwinds from international trade uncertainty and a strong U.S. dollar. We believe emerging markets continue to offer a sound longer term fundamental outlook; however, market volatility is likely to persist until there is more clarity surrounding potential risks.

Overall, expanding valuations and corporate earnings growth have been key drivers in the equity markets. We believe continued earnings growth will need to carry more of the burden going forward. We see potential catalysts for growth in several areas and industries and our team continues to seek investment opportunities around the globe.

We remain attuned to a range of risks investors may face in the current environment, and believe it is important to stay focused on the fundamentals and merits of individual market sectors, industries and companies when making investment decisions. Those fundamentals historically have tended to outweigh external factors such as government policies and regulations. While those can affect every business and investor, we think the innovation and management skill within individual companies ultimately drive long-term stock prices.

Economic Snapshot

	9/30/2018	3/31/2018
S&P 500 Index	2,913.98	2,640.87
MSCI EAFE Index	1,973.60	2,005.67
10-Year Treasury Yield	3.05%	2.74%
U.S. unemployment rate	3.7%	4.1%
30-year fixed mortgage rate	4.72%	4.44%
Oil price per barrel	$73.25	$64.94

Sources: Bloomberg, U.S. Department of Labor, MBA, CME

All government statistics shown are subject to periodic revision. The S&P 500 Index is an unmanaged index that tracks the stocks of 500 primarily large-cap U.S. companies. MSCI EAFE Index is an unmanaged index comprised of securities that represent the securities markets in Europe, Australasia and the Far East. It is not possible to invest directly in any of these indexes. Mortgage rates are from BankRate and reflect the overnight national average rate on a conventional 30-year fixed loan. Oil prices reflect the market price of West Texas intermediate grade crude.

Respectfully,

Philip J. Sanders, CFA

President

The opinions expressed in this letter are those of the President of the Ivy Funds and are current only through the end of the period of the report, as stated on the cover. The President’s views are subject to change at any time, based on market and other conditions, and no forecasts can be guaranteed.

2018	SEMIANNUAL REPORT	3

ILLUSTRATION OF FUND EXPENSES	IVY FUNDS

(UNAUDITED)

Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, exchange fees and account fees; and (2) ongoing costs, including management fees, distribution and service fees, and other Fund expenses. The following table is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period ended September 30, 2018.

Actual Expenses

The first section in the following table provides information about actual account values and actual expenses for each share class. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. There may be additional fees charged to holders of certain accounts that are not included in the expenses shown in the table. Fees apply to Individual Retirement Accounts (IRAs), IRA Rollovers, Roth IRAs, Conversion Roth IRAs, Simplified Employee Pension (SEP), Savings Incentive Match Plan for Employees (SIMPLE) IRAs, Tax-Sheltered Accounts (TSAs), Keogh Plans, Owner Only 401(k) (Exclusive K) Plans and Final Pay Plans. As of the close of the six months covered by the table, a customer is charged an annual fee of $18 within each plan type. This fee is waived for IRA Rollovers and Conversion Roth IRAs if the customer owns another type of IRA. Coverdell Education Savings Account plans are charged an annual fee of $10 per customer. With limited exceptions, for Class A shares, if your Fund account balance is below $650 on the Friday prior to the last full week of September of each year, the account will be assessed an account fee of $20. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value as such additional expenses are not reflected in the information provided in the following table. Additional fees have the effect of reducing investment returns.

Hypothetical Example for Comparison Purposes

The second section in the following table provides information about hypothetical account values and hypothetical expenses for each share class based on the Fund’s actual expense ratio and an assumed rate of return of five percent per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this five percent hypothetical example with the five percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), exchange fees or account fees. Therefore, the second section in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expenses paid may be impacted by expense reduction arrangements. If those arrangements had not been in place, expenses paid would have been higher. See Note 6 to the Financial Statements for further information.

	Actual(1)			Hypothetical(2)			Annualized Expense Ratio Based on the Six-Month Period
Fund	Beginning Account Value 3-31-18	Ending Account Value 9-30-18	Expenses Paid During Period*	Beginning Account Value 3-31-18	Ending Account Value 9-30-18	Expenses Paid During Period*
Ivy Core Equity Fund
Class A	$1,000	$1,104.20	$5.37	$1,000	$1,019.98	$5.15	1.02%
Class B**	$1,000	$1,099.10	$10.92	$1,000	$1,014.63	$10.48	2.08%
Class C	$1,000	$1,100.10	$9.66	$1,000	$1,015.83	$9.27	1.84%
Class E	$1,000	$1,104.00	$5.89	$1,000	$1,019.45	$5.65	1.12%	(4)
Class I	$1,000	$1,105.60	$4.32	$1,000	$1,021.01	$4.14	0.81%
Class N	$1,000	$1,106.60	$3.48	$1,000	$1,021.80	$3.34	0.65%
Class R	$1,000	$1,102.20	$7.36	$1,000	$1,018.03	$7.06	1.40%
Class Y	$1,000	$1,105.50	$4.42	$1,000	$1,020.85	$4.24	0.84%

See footnotes on page 10.

4	SEMIANNUAL REPORT	2018

ILLUSTRATION OF FUND EXPENSES	IVY FUNDS

(UNAUDITED)

	Actual(1)			Hypothetical(2)			Annualized Expense Ratio Based on the Six-Month Period
Fund	Beginning Account Value 3-31-18	Ending Account Value 9-30-18	Expenses Paid During Period*	Beginning Account Value 3-31-18	Ending Account Value 9-30-18	Expenses Paid During Period*
Ivy Emerging Markets Equity Fund
Class A	$1,000	$850.00	$6.57	$1,000	$1,017.93	$7.16	1.42%
Class B**	$1,000	$846.20	$10.89	$1,000	$1,013.24	$11.88	2.36%
Class C	$1,000	$847.30	$9.70	$1,000	$1,014.61	$10.58	2.09%
Class E***	$1,000	$851.00	$5.46	$1,000	$1,019.14	$5.96	1.18%
Class I	$1,000	$852.00	$4.63	$1,000	$1,020.10	$5.05	0.99%
Class N	$1,000	$852.40	$4.35	$1,000	$1,020.37	$4.75	0.94%
Class R	$1,000	$849.10	$7.77	$1,000	$1,016.66	$8.47	1.68%
Class T	$1,000	$851.10	$5.46	$1,000	$1,019.16	$5.96	1.18%
Class Y	$1,000	$850.60	$6.20	$1,000	$1,018.38	$6.76	1.33%
Ivy European Opportunities Fund
Class A	$1,000	$996.90	$8.39	$1,000	$1,016.70	$8.47	1.67%
Class B**	$1,000	$991.70	$13.54	$1,000	$1,011.44	$13.68	2.72%
Class C	$1,000	$993.80	$11.17	$1,000	$1,013.84	$11.28	2.24%
Class E***	$1,000	$998.50	$6.79	$1,000	$1,018.27	$6.86	1.36%
Class I	$1,000	$998.80	$6.30	$1,000	$1,018.73	$6.36	1.26%
Class N	$1,000	$999.10	$5.30	$1,000	$1,019.73	$5.35	1.07%
Class R	$1,000	$996.00	$9.18	$1,000	$1,015.86	$9.27	1.84%
Class Y	$1,000	$997.90	$7.49	$1,000	$1,017.56	$7.57	1.50%
Ivy Global Bond Fund
Class A	$1,000	$996.90	$4.99	$1,000	$1,020.11	$5.05	0.99%
Class B**	$1,000	$993.90	$7.88	$1,000	$1,017.12	$7.97	1.58%
Class C	$1,000	$993.30	$8.57	$1,000	$1,016.47	$8.67	1.71%
Class I	$1,000	$998.30	$3.70	$1,000	$1,021.36	$3.74	0.74%
Class N	$1,000	$998.30	$3.60	$1,000	$1,021.45	$3.64	0.72%
Class R	$1,000	$994.60	$7.38	$1,000	$1,017.71	$7.47	1.47%
Class Y	$1,000	$996.90	$4.99	$1,000	$1,020.09	$5.05	0.99%
Ivy Global Equity Income Fund
Class A	$1,000	$1,020.30	$6.36	$1,000	$1,018.82	$6.36	1.25%	(5)
Class B**	$1,000	$1,016.00	$9.78	$1,000	$1,015.37	$9.77	1.93%
Class C	$1,000	$1,017.00	$9.68	$1,000	$1,015.42	$9.67	1.92%
Class E	$1,000	$1,020.90	$5.86	$1,000	$1,019.25	$5.86	1.16%	(6)
Class I	$1,000	$1,021.90	$4.75	$1,000	$1,020.34	$4.75	0.94%	(7)
Class N	$1,000	$1,022.50	$4.05	$1,000	$1,021.10	$4.04	0.79%
Class R	$1,000	$1,019.10	$7.77	$1,000	$1,017.41	$7.77	1.53%
Class Y	$1,000	$1,020.50	$6.26	$1,000	$1,018.82	$6.26	1.25%	(8)

See footnotes on page 10.

2018	SEMIANNUAL REPORT	5

ILLUSTRATION OF FUND EXPENSES	IVY FUNDS

(UNAUDITED)

	Actual(1)			Hypothetical(2)			Annualized Expense Ratio Based on the Six-Month Period
Fund	Beginning Account Value 3-31-18	Ending Account Value 9-30-18	Expenses Paid During Period*	Beginning Account Value 3-31-18	Ending Account Value 9-30-18	Expenses Paid During Period*
Ivy Global Growth Fund
Class A	$1,000	$1,084.20	$7.19	$1,000	$1,018.15	$6.96	1.38%
Class B**	$1,000	$1,079.20	$11.85	$1,000	$1,013.70	$11.48	2.27%
Class C	$1,000	$1,080.10	$11.13	$1,000	$1,014.36	$10.78	2.14%
Class E	$1,000	$1,085.10	$6.15	$1,000	$1,019.12	$5.96	1.19%
Class I	$1,000	$1,085.70	$5.53	$1,000	$1,019.74	$5.35	1.06%
Class N	$1,000	$1,086.50	$4.90	$1,000	$1,020.40	$4.75	0.93%
Class R	$1,000	$1,082.50	$8.75	$1,000	$1,016.67	$8.47	1.67%
Class Y	$1,000	$1,084.30	$6.98	$1,000	$1,018.34	$6.76	1.34%
Ivy Global Income Allocation Fund
Class A	$1,000	$1,035.00	$6.41	$1,000	$1,018.73	$6.36	1.26%
Class B**	$1,000	$1,030.90	$11.07	$1,000	$1,014.22	$10.98	2.16%
Class C	$1,000	$1,032.30	$9.55	$1,000	$1,015.62	$9.47	1.88%
Class E	$1,000	$1,035.40	$6.72	$1,000	$1,018.49	$6.66	1.31%
Class I	$1,000	$1,036.90	$4.89	$1,000	$1,020.24	$4.85	0.96%
Class N	$1,000	$1,037.70	$4.08	$1,000	$1,021.09	$4.04	0.79%
Class R	$1,000	$1,034.10	$7.93	$1,000	$1,017.30	$7.87	1.55%
Class Y	$1,000	$1,035.90	$6.11	$1,000	$1,019.11	$6.06	1.19%	(9)
Ivy Government Money Market Fund
Class A	$1,000	$1,005.80	$4.11	$1,000	$1,020.96	$4.14	0.82%
Class B**	$1,000	$1,001.20	$8.71	$1,000	$1,016.41	$8.77	1.73%
Class C	$1,000	$1,001.80	$8.11	$1,000	$1,016.98	$8.17	1.61%
Class E	$1,000	$1,006.40	$3.51	$1,000	$1,021.57	$3.54	0.70%	(4)
Class N	$1,000	$1,007.30	$2.61	$1,000	$1,022.48	$2.63	0.52%
Ivy High Income Fund
Class A	$1,000	$1,030.60	$4.87	$1,000	$1,020.30	$4.85	0.95%
Class B**	$1,000	$1,026.80	$8.72	$1,000	$1,016.49	$8.67	1.71%
Class C	$1,000	$1,027.20	$8.41	$1,000	$1,016.77	$8.37	1.66%
Class E	$1,000	$1,030.00	$5.58	$1,000	$1,019.55	$5.55	1.10%	(4)
Class I	$1,000	$1,032.00	$3.66	$1,000	$1,021.45	$3.64	0.72%
Class N	$1,000	$1,032.90	$2.85	$1,000	$1,022.24	$2.83	0.56%
Class R	$1,000	$1,029.00	$6.59	$1,000	$1,018.52	$6.56	1.31%
Class T	$1,000	$1,031.40	$4.16	$1,000	$1,020.94	$4.14	0.82%
Class Y	$1,000	$1,030.80	$4.87	$1,000	$1,020.30	$4.85	0.95%

See footnotes on page 10.

6	SEMIANNUAL REPORT	2018

ILLUSTRATION OF FUND EXPENSES	IVY FUNDS

(UNAUDITED)

	Actual(1)			Hypothetical(2)			Annualized Expense Ratio Based on the Six-Month Period
Fund	Beginning Account Value 3-31-18	Ending Account Value 9-30-18	Expenses Paid During Period*	Beginning Account Value 3-31-18	Ending Account Value 9-30-18	Expenses Paid During Period*
Ivy International Core Equity Fund
Class A	$1,000	$981.50	$6.24	$1,000	$1,018.80	$6.36	1.25%
Class B**	$1,000	$977.40	$10.28	$1,000	$1,014.66	$10.48	2.08%
Class C	$1,000	$978.60	$9.40	$1,000	$1,015.58	$9.57	1.89%
Class E	$1,000	$981.10	$6.44	$1,000	$1,018.54	$6.56	1.30%	(4)
Class I	$1,000	$983.60	$4.46	$1,000	$1,020.58	$4.55	0.89%
Class N	$1,000	$984.10	$3.97	$1,000	$1,021.10	$4.04	0.79%
Class R	$1,000	$980.00	$7.62	$1,000	$1,017.38	$7.77	1.53%
Class T	$1,000	$983.00	$5.16	$1,000	$1,019.85	$5.25	1.04%
Class Y	$1,000	$982.10	$5.95	$1,000	$1,019.10	$6.06	1.19%
Ivy Large Cap Growth Fund
Class A	$1,000	$1,150.50	$5.70	$1,000	$1,019.80	$5.35	1.05%
Class B**	$1,000	$1,145.50	$10.62	$1,000	$1,015.22	$9.98	1.97%
Class C	$1,000	$1,146.30	$9.66	$1,000	$1,016.02	$9.07	1.80%
Class E	$1,000	$1,150.30	$6.24	$1,000	$1,019.30	$5.86	1.15%
Class I	$1,000	$1,152.10	$4.20	$1,000	$1,021.18	$3.94	0.78%	(4)
Class N	$1,000	$1,152.70	$3.55	$1,000	$1,021.73	$3.34	0.66%
Class R	$1,000	$1,148.20	$7.63	$1,000	$1,018.01	$7.16	1.41%
Class Y	$1,000	$1,150.60	$5.59	$1,000	$1,019.87	$5.25	1.04%
Ivy Limited-Term Bond Fund
Class A	$1,000	$1,005.90	$4.61	$1,000	$1,020.48	$4.65	0.91%
Class B**	$1,000	$1,001.60	$8.81	$1,000	$1,016.26	$8.87	1.76%
Class C	$1,000	$1,002.20	$8.31	$1,000	$1,016.78	$8.37	1.65%
Class E	$1,000	$1,005.60	$4.91	$1,000	$1,020.20	$4.95	0.97%	(4)
Class I	$1,000	$1,007.10	$3.41	$1,000	$1,021.68	$3.44	0.68%
Class N	$1,000	$1,007.90	$2.61	$1,000	$1,022.48	$2.63	0.52%
Class R	$1,000	$1,004.20	$6.31	$1,000	$1,018.76	$6.36	1.26%
Class Y	$1,000	$1,005.90	$4.61	$1,000	$1,020.48	$4.65	0.91%
Ivy Managed International Opportunities Fund(3)
Class A	$1,000	$973.90	$2.47	$1,000	$1,022.60	$2.53	0.49%
Class B**	$1,000	$969.00	$6.89	$1,000	$1,018.02	$7.06	1.40%
Class C	$1,000	$969.90	$6.40	$1,000	$1,018.58	$6.56	1.29%
Class E***	$1,000	$973.90	$1.97	$1,000	$1,023.03	$2.02	0.41%
Class I	$1,000	$975.70	$0.79	$1,000	$1,024.27	$0.81	0.16%
Class N	$1,000	$975.70	$0.79	$1,000	$1,024.26	$0.81	0.16%
Class R	$1,000	$973.80	$3.26	$1,000	$1,021.78	$3.34	0.66%
Class Y	$1,000	$974.70	$1.88	$1,000	$1,023.16	$1.92	0.38%

See footnotes on page 10.

2018	SEMIANNUAL REPORT	7

ILLUSTRATION OF FUND EXPENSES	IVY FUNDS

(UNAUDITED)

	Actual(1)			Hypothetical(2)			Annualized Expense Ratio Based on the Six-Month Period
Fund	Beginning Account Value 3-31-18	Ending Account Value 9-30-18	Expenses Paid During Period*	Beginning Account Value 3-31-18	Ending Account Value 9-30-18	Expenses Paid During Period*
Ivy Micro Cap Growth Fund
Class A	$1,000	$1,278.20	$9.11	$1,000	$1,017.02	$8.07	1.60%
Class B**	$1,000	$1,272.70	$14.43	$1,000	$1,012.39	$12.78	2.53%
Class C	$1,000	$1,273.90	$13.42	$1,000	$1,013.30	$11.88	2.35%
Class I	$1,000	$1,280.30	$7.41	$1,000	$1,018.57	$6.56	1.30%
Class N	$1,000	$1,281.50	$6.50	$1,000	$1,019.40	$5.76	1.13%
Class R	$1,000	$1,276.80	$10.59	$1,000	$1,015.72	$9.37	1.86%
Class Y	$1,000	$1,279.00	$8.66	$1,000	$1,017.51	$7.67	1.51%
Ivy Mid Cap Growth Fund
Class A	$1,000	$1,154.60	$6.68	$1,000	$1,018.83	$6.26	1.24%
Class B**	$1,000	$1,149.60	$11.18	$1,000	$1,014.64	$10.48	2.08%
Class C	$1,000	$1,150.70	$10.43	$1,000	$1,015.33	$9.77	1.94%
Class E	$1,000	$1,154.20	$7.00	$1,000	$1,018.59	$6.56	1.29%	(4)
Class I	$1,000	$1,156.40	$5.07	$1,000	$1,020.39	$4.75	0.93%	(4)(10)
Class N	$1,000	$1,157.20	$4.42	$1,000	$1,020.96	$4.14	0.82%	(4)
Class R	$1,000	$1,152.60	$8.50	$1,000	$1,017.21	$7.97	1.57%
Class Y	$1,000	$1,154.80	$6.57	$1,000	$1,018.95	$6.16	1.22%
Ivy Mid Cap Income Opportunities Fund
Class A	$1,000	$1,089.10	$7.10	$1,000	$1,018.30	$6.86	1.35%
Class C	$1,000	$1,084.90	$10.84	$1,000	$1,014.69	$10.48	2.07%
Class E	$1,000	$1,090.00	$6.27	$1,000	$1,019.11	$6.06	1.19%
Class I	$1,000	$1,090.60	$5.54	$1,000	$1,019.80	$5.35	1.05%
Class N	$1,000	$1,091.70	$5.02	$1,000	$1,020.31	$4.85	0.95%
Class R	$1,000	$1,087.50	$8.87	$1,000	$1,016.61	$8.57	1.69%
Class Y	$1,000	$1,089.10	$7.10	$1,000	$1,018.30	$6.86	1.35%
Ivy Municipal Bond Fund
Class A	$1,000	$1,004.40	$4.21	$1,000	$1,020.85	$4.24	0.84%
Class B**	$1,000	$1,001.70	$8.01	$1,000	$1,017.08	$8.07	1.58%
Class C	$1,000	$1,001.10	$8.60	$1,000	$1,016.51	$8.67	1.71%
Class I	$1,000	$1,006.20	$3.51	$1,000	$1,021.56	$3.54	0.70%
Class N	$1,000	$1,006.30	$3.01	$1,000	$1,022.05	$3.03	0.60%
Class Y	$1,000	$1,005.00	$4.21	$1,000	$1,020.85	$4.24	0.84%
Ivy Municipal High Income Fund
Class A	$1,000	$1,014.60	$4.43	$1,000	$1,020.70	$4.45	0.87%
Class B**	$1,000	$1,011.60	$7.85	$1,000	$1,017.27	$7.87	1.56%
Class C	$1,000	$1,011.40	$7.95	$1,000	$1,017.14	$7.97	1.58%
Class I	$1,000	$1,016.00	$3.33	$1,000	$1,021.76	$3.34	0.66%	(4)
Class N	$1,000	$1,016.60	$2.82	$1,000	$1,022.24	$2.83	0.56%
Class Y	$1,000	$1,015.00	$4.43	$1,000	$1,020.71	$4.45	0.87%

See footnotes on page 10.

8	SEMIANNUAL REPORT	2018

ILLUSTRATION OF FUND EXPENSES	IVY FUNDS

(UNAUDITED)

	Actual(1)			Hypothetical(2)			Annualized Expense Ratio Based on the Six-Month Period
Fund	Beginning Account Value 3-31-18	Ending Account Value 9-30-18	Expenses Paid During Period*	Beginning Account Value 3-31-18	Ending Account Value 9-30-18	Expenses Paid During Period*
Ivy Pzena International Value Fund
Class A	$1,000	$1,016.60	$7.97	$1,000	$1,017.15	$7.97	1.58%
Class B**	$1,000	$1,008.60	$15.97	$1,000	$1,009.14	$15.97	3.18%
Class C	$1,000	$1,014.10	$10.88	$1,000	$1,014.31	$10.88	2.14%
Class I	$1,000	$1,019.50	$5.86	$1,000	$1,019.26	$5.86	1.16%
Class N	$1,000	$1,019.40	$4.64	$1,000	$1,020.44	$4.65	0.92%
Class R	$1,000	$1,016.10	$8.77	$1,000	$1,016.38	$8.77	1.73%
Class Y	$1,000	$1,018.00	$7.06	$1,000	$1,018.03	$7.06	1.40%
Ivy Securian Core Bond Fund
Class A	$1,000	$1,000.50	$5.20	$1,000	$1,019.83	$5.25	1.04%
Class B**	$1,000	$996.70	$8.99	$1,000	$1,016.06	$9.07	1.80%
Class C	$1,000	$997.20	$8.49	$1,000	$1,016.56	$8.57	1.70%
Class E	$1,000	$1,000.70	$5.10	$1,000	$1,019.97	$5.15	1.02%	(4)
Class I	$1,000	$1,003.10	$2.70	$1,000	$1,022.36	$2.73	0.54%
Class N	$1,000	$1,003.00	$2.70	$1,000	$1,022.36	$2.73	0.54%
Class R	$1,000	$999.10	$6.50	$1,000	$1,018.54	$6.56	1.30%
Class Y	$1,000	$1,001.00	$4.70	$1,000	$1,020.33	$4.75	0.94%
Ivy Small Cap Core Fund
Class A	$1,000	$1,163.40	$7.68	$1,000	$1,017.99	$7.16	1.41%
Class B**	$1,000	$1,158.90	$12.20	$1,000	$1,013.78	$11.38	2.25%
Class C	$1,000	$1,160.00	$11.23	$1,000	$1,014.70	$10.48	2.07%
Class E	$1,000	$1,165.60	$6.39	$1,000	$1,019.19	$5.96	1.17%
Class I	$1,000	$1,166.30	$5.52	$1,000	$1,020.00	$5.15	1.01%	(4)
Class N	$1,000	$1,166.80	$4.98	$1,000	$1,020.49	$4.65	0.91%	(4)
Class R	$1,000	$1,162.80	$8.98	$1,000	$1,016.75	$8.37	1.66%
Class T	$1,000	$1,165.30	$6.28	$1,000	$1,019.24	$5.86	1.16%
Class Y	$1,000	$1,164.60	$7.14	$1,000	$1,018.42	$6.66	1.33%
Ivy Small Cap Growth Fund
Class A	$1,000	$1,147.10	$7.09	$1,000	$1,018.45	$6.66	1.32%
Class B**	$1,000	$1,141.70	$11.99	$1,000	$1,013.89	$11.28	2.23%
Class C	$1,000	$1,142.90	$10.93	$1,000	$1,014.87	$10.28	2.03%
Class E	$1,000	$1,146.80	$7.30	$1,000	$1,018.30	$6.86	1.35%
Class I	$1,000	$1,148.60	$5.37	$1,000	$1,020.09	$5.05	0.99%	(4)
Class N	$1,000	$1,149.40	$4.73	$1,000	$1,020.67	$4.45	0.88%
Class R	$1,000	$1,145.60	$8.69	$1,000	$1,016.96	$8.17	1.62%
Class T	$1,000	$1,148.20	$6.01	$1,000	$1,019.44	$5.65	1.12%
Class Y	$1,000	$1,147.40	$6.87	$1,000	$1,018.68	$6.46	1.27%

See footnotes on page 10.

2018	SEMIANNUAL REPORT	9

ILLUSTRATION OF FUND EXPENSES	IVY FUNDS

(UNAUDITED)

	Actual(1)			Hypothetical(2)			Annualized Expense Ratio Based on the Six-Month Period
Fund	Beginning Account Value 3-31-18	Ending Account Value 9-30-18	Expenses Paid During Period*	Beginning Account Value 3-31-18	Ending Account Value 9-30-18	Expenses Paid During Period*
Ivy Tax-Managed Equity Fund
Class A	$1,000	$1,146.00	$5.69	$1,000	$1,019.82	$5.35	1.06%
Class B**	$1,000	$1,142.40	$9.11	$1,000	$1,016.61	$8.57	1.69%
Class C	$1,000	$1,141.40	$10.17	$1,000	$1,015.60	$9.57	1.89%
Class I	$1,000	$1,146.90	$4.83	$1,000	$1,020.61	$4.55	0.89%
Class N	$1,000	$1,147.90	$3.97	$1,000	$1,021.34	$3.74	0.74%
Class Y	$1,000	$1,146.10	$5.69	$1,000	$1,019.78	$5.35	1.06%
Ivy Value Fund
Class A	$1,000	$1,096.90	$6.40	$1,000	$1,018.98	$6.16	1.21%
Class B**	$1,000	$1,091.50	$11.40	$1,000	$1,014.17	$10.98	2.17%
Class C	$1,000	$1,092.90	$10.15	$1,000	$1,015.38	$9.77	1.93%
Class E***	$1,000	$1,098.10	$5.35	$1,000	$1,020.01	$5.15	1.01%
Class I	$1,000	$1,098.30	$4.83	$1,000	$1,020.49	$4.65	0.91%
Class N	$1,000	$1,099.30	$3.99	$1,000	$1,021.28	$3.84	0.76%
Class R	$1,000	$1,095.20	$8.07	$1,000	$1,017.40	$7.77	1.53%
Class Y	$1,000	$1,097.20	$6.08	$1,000	$1,019.29	$5.86	1.15%

*

Fund expenses for each share class are equal to the Fund’s annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by 183 days in the six-month period ended September 30, 2018, and divided by 365.

**	These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Ivy Fund.

***	Class share is closed to investment.

(1)

This section uses the Fund’s actual total return and actual Fund expenses. It is a guide to the actual expenses paid by the Fund in the period. The “Ending Account Value” shown is computed using the Fund’s actual return and the “Expenses Paid During Period” column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. A shareholder may use the information here, together with the dollar amount invested, to estimate the expenses that were paid over the period. For every thousand dollars a shareholder has invested, the expenses are listed in the last column of this section.

(2)

This section uses a hypothetical five percent annual return and actual Fund expenses. It helps to compare the Fund’s ongoing costs with other mutual funds. A shareholder can compare the Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

(3)	Annualized Expense Ratio Based on the Six-Month Period does not include expenses of Underlying Ivy Funds in which Ivy Managed International Opportunities Fund invests.

(4)	Reflects the lower expense limit which went into effect July 31, 2018.

(5)	Annualized expense ratio based on the period excluding reorganization expenses was 1.24%.

(6)	Annualized expense ratio based on the period excluding reorganization expenses was 1.13%.

(7)	Annualized expense ratio based on the period excluding reorganization expenses was 0.92%.

(8)	Annualized expense ratio based on the period excluding reorganization expenses was 1.19%.

(9)	Annualized expense ratio based on the period excluding reorganization expenses was 1.17%.

(10)	Annualized expense ratio based on the period excluding reorganization expenses was 0.92%.

The above illustrations are based on ongoing costs only and do not include any transactional costs, such as sales loads or exchange fees.

10	SEMIANNUAL REPORT	2018

PORTFOLIO HIGHLIGHTS	IVY CORE EQUITY FUND

ALL DATA IS AS OF SEPTEMBER 30, 2018 (UNAUDITED)

Asset Allocation

Stocks	98.1%
Information Technology	30.3%
Financials	12.8%
Industrials	11.7%
Health Care	11.7%
Consumer Discretionary	11.4%
Energy	6.4%
Consumer Staples	6.1%
Materials	5.2%
Telecommunication Services	1.4%
Utilities	1.1%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	1.9%

Top 10 Equity Holdings

Company	Sector	Industry
Microsoft Corp.	Information Technology	Systems Software
Apple, Inc.	Information Technology	Technology Hardware, Storage & Peripherals
UnitedHealth Group, Inc.	Health Care	Managed Health Care
JPMorgan Chase & Co.	Financials	Other Diversified Financial Services
Amazon.com, Inc.	Consumer Discretionary	Internet & Direct Marketing Retail
Airbus SE	Industrials	Aerospace & Defense
Medtronic plc	Health Care	Health Care Equipment
Alphabet, Inc., Class A	Information Technology	Internet Software & Services
Visa, Inc., Class A	Information Technology	Data Processing & Outsourced Services
CME Group, Inc.	Financials	Financial Exchanges & Data

See your advisor or www.ivyinvestments.com for more information on the Fund’s most recently published Top 10 Equity Holdings.

+

Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

2018	SEMIANNUAL REPORT	11

SCHEDULE OF INVESTMENTS	IVY CORE EQUITY FUND (in thousands)

SEPTEMBER 30, 2018 (UNAUDITED)

COMMON STOCKS	Shares	Value
Consumer Discretionary

Auto Parts & Equipment – 0.5%
Magna International, Inc.	457	$23,985

Broadcasting – 2.0%
Discovery Holding Co., Class A (A)(B)	3,022	96,704

Casinos & Gaming – 0.7%
Las Vegas Sands, Inc.	517	30,685

Footwear – 1.7%
NIKE, Inc., Class B	926	78,451

Home Improvement Retail – 2.1%
Home Depot, Inc. (The)	468	96,985

Internet & Direct Marketing Retail – 3.1%
Amazon.com, Inc. (A)	74	148,222

Leisure Facilities – 1.3%
Vail Resorts, Inc.	232	63,665

Total Consumer Discretionary – 11.4%		538,697
Consumer Staples

Hypermarkets & Super Centers – 2.3%
Costco Wholesale Corp.	457	107,316

Soft Drinks – 2.3%
Coca-Cola Co. (The)	2,373	109,623

Tobacco – 1.5%
Philip Morris International, Inc.	909	74,106

Total Consumer Staples – 6.1%		291,045
Energy

Integrated Oil & Gas – 1.8%
Suncor Energy, Inc.	2,197	84,983

Oil & Gas Exploration & Production – 3.5%
ConocoPhillips	1,278	98,902
EOG Resources, Inc.	511	65,137

		164,039

Oil & Gas Refining & Marketing – 1.1%
Marathon Petroleum Corp.	660	52,780

Total Energy – 6.4%		301,802
Financials

Asset Management & Custody Banks – 1.4%
Blackstone Group L.P. (The)	1,716	65,349

Diversified Banks – 1.7%
Bank of America Corp.	2,778	81,825

Financial Exchanges & Data – 2.4%
CME Group, Inc.	672	114,381

COMMON STOCKS (Continued)	Shares	Value
Investment Banking & Brokerage – 1.8%
Morgan Stanley	1,846	$85,964

Other Diversified Financial Services – 5.5%
Citigroup, Inc.	1,553	111,383
JPMorgan Chase & Co.	1,314	148,229

		259,612

Total Financials – 12.8%		607,131
Health Care

Health Care Equipment – 4.2%
Intuitive Surgical, Inc. (A)	134	76,744
Medtronic plc	1,237	121,654

		198,398

Managed Health Care – 3.5%
UnitedHealth Group, Inc.	630	167,499

Pharmaceuticals – 4.0%
Elanco Animal Health, Inc. (A)	240	8,373
Eli Lilly and Co.	895	96,053
Zoetis, Inc.	923	84,519

		188,945

Total Health Care – 11.7%		554,842
Industrials

Aerospace & Defense – 7.4%
Airbus SE (C)	1,008	126,594
Lockheed Martin Corp.	321	111,019
United Technologies Corp.	809	113,162

		350,775

Air Freight & Logistics – 1.3%
FedEx Corp.	243	58,608

Railroads – 1.1%
Norfolk Southern Corp.	295	53,284

Trucking – 1.9%
J.B. Hunt Transport Services, Inc.	768	91,394

Total Industrials – 11.7%		554,061
Information Technology

Application Software – 3.8%
Adobe Systems, Inc. (A)	355	95,724
Intuit, Inc.	365	83,047

		178,771

Data Processing & Outsourced Services – 7.3%
First Data Corp., Class A (A)	2,264	55,398
MasterCard, Inc., Class A	465	103,569
PayPal, Inc. (A)	798	70,070
Visa, Inc., Class A	781	117,159

		346,196

Electronic Manufacturing Services – 1.1%
TE Connectivity Ltd.	612	53,822

COMMON STOCKS (Continued)	Shares	Value
Home Entertainment Software – 3.1%
Electronic Arts, Inc. (A)	308	$37,063
Take-Two Interactive Software, Inc. (A)	805	111,082

		148,145

Internet Software & Services – 2.5%
Alphabet, Inc., Class A (A)	100	120,346

Semiconductor Equipment – 1.2%
Applied Materials, Inc.	1,440	55,648

Semiconductors – 1.2%
Analog Devices, Inc.	591	54,616

Systems Software – 6.2%
Microsoft Corp.	2,559	292,707

Technology Hardware, Storage & Peripherals – 3.9%
Apple, Inc.	827	186,642

Total Information Technology – 30.3%		1,436,893
Materials

Commodity Chemicals – 1.6%
LyondellBasell Industries N.V., Class A	738	75,632

Diversified Chemicals – 1.7%
Dow Chemical Co. (The)	1,297	83,430

Specialty Chemicals – 1.9%
Sherwin-Williams Co. (The)	194	88,447

Total Materials – 5.2%		247,509
Telecommunication Services

Integrated Telecommunication Services – 1.4%
Verizon Communications, Inc.	1,287	68,697

Total Telecommunication Services – 1.4%		68,697
Utilities

Electric Utilities – 1.1%
NextEra Energy, Inc.	297	49,783

Total Utilities – 1.1%		49,783

TOTAL COMMON STOCKS – 98.1%		$4,650,460
(Cost: $3,372,436)

SHORT-TERM SECURITIES	Principal
Commercial Paper (D) – 1.2%
Brown-Forman Corp., 1.930%, 10-11-18	$5,000	4,996
Clorox Co. (The), 2.740%, 10-15-18	10,000	9,989
E.I. du Pont de Nemours and Co., 2.700%, 10-17-18	3,611	3,606

12	SEMIANNUAL REPORT	2018

SCHEDULE OF INVESTMENTS	IVY CORE EQUITY FUND (in thousands)

SEPTEMBER 30, 2018 (UNAUDITED)

SHORT-TERM SECURITIES (Continued)	Principal	Value
Commercial Paper (D) (Continued)
Mondelez International, Inc., 2.280%, 10-1-18	$2,584	$2,583
NBCUniversal Enterprise, Inc., 2.880%, 10-11-18	6,000	5,995
Northern Illinois Gas Co., 2.401%, 10-3-18	5,000	4,998
Walgreens Boots Alliance, Inc., 2.850%, 10-12-18	5,000	4,995
Wisconsin Electric Power Co., 2.250%, 10-4-18	15,000	14,994
Wisconsin Gas LLC, 2.212%, 10-3-18	4,000	3,999

		56,155

Master Note – 0.1%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 2.470%, 10-5-18 (E)	3,756	3,756

SHORT-TERM SECURITIES (Continued)	Principal	Value
Money Market Funds – 1.8%
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares, 2.140%, (F)(G)	$84,167	$84,167

Municipal Obligations – 0.1%
MI Strategic Fund, Var Rate Demand Ltd. Oblig Rev Bonds, Ser 2007 (GTD by Air Prods and Chemicals, Inc.) (BVAL plus 23 bps), 1.650%, 10-1-18 (E)	2,770	2,770
NJ Hlth Care Fac Fin Auth, Rev Bonds, AHS Hosp Corp. Issue, Ser 2008C (GTD by JPMorgan Chase & Co.) (BVAL plus 9 bps), 1.550%, 10-7-18 (E)	2,500	2,500

		5,270

SHORT-TERM SECURITIES (Continued)	Principal	Value
United States Government Agency Obligations – 0.1%
Overseas Private Investment Corp. (GTD by U.S. Government) (3-Month U.S. TB Rate):
2.190%, 10-7-18 (E)	$2,000	$2,000
2.200%, 10-7-18 (E)	2,953	2,953

		4,953

TOTAL SHORT-TERM SECURITIES – 3.3%		$154,301
(Cost: $154,314)

TOTAL INVESTMENT SECURITIES – 101.4%		$4,804,761
(Cost: $3,526,750)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (1.4)%		(67,109)

NET ASSETS – 100.0%		$4,737,652

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	All or a portion of securities with an aggregate value of $82,008 are on loan.

(C)	Listed on an exchange outside the United States.

(D)	Rate shown is the yield to maturity at September 30, 2018.

(E)

Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(F)	Investment made with cash collateral received from securities on loan.

(G)	Rate shown is the annualized 7-day yield at September 30, 2018.

The following forward foreign currency contracts were outstanding at September 30, 2018:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
Euro	94,032	U.S. Dollar	109,980	10-5-18	Citibank N.A.	$778	$—
Euro	13,597	U.S. Dollar	15,883	10-5-18	Deutsche Bank AG	92	—

						$870	$—

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of September 30, 2018. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$4,650,460	$—	$—
Short-Term Securities	84,167	70,134	—
Total	$4,734,627	$70,134	$—
Forward Foreign Currency Contracts	$—	$870	$—

During the period ended September 30, 2018, securities totaling $128,213 were transferred from Level 2 to Level 1. These transfers were the result of fair value procedures applied to international securities due to significant market movement of the S&P 500 on March 31, 2018. Transfers out of Level 2 represent the values as of the beginning of the reporting period.

2018	SEMIANNUAL REPORT	13

SCHEDULE OF INVESTMENTS	IVY CORE EQUITY FUND (in thousands)

SEPTEMBER 30, 2018 (UNAUDITED)

The following acronyms are used throughout this schedule:

BVAL = Bloomberg Valuation Benchmark Curve

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

TB = Treasury Bill

See Accompanying Notes to Financial Statements.

14	SEMIANNUAL REPORT	2018

PORTFOLIO HIGHLIGHTS	IVY EMERGING MARKETS EQUITY FUND

ALL DATA IS AS OF SEPTEMBER 30, 2018 (UNAUDITED)

Asset Allocation

Stocks	99.8%
Information Technology	34.6%
Financials	19.2%
Energy	12.7%
Consumer Discretionary	8.5%
Materials	8.1%
Real Estate	5.2%
Health Care	3.9%
Consumer Staples	3.5%
Industrials	2.3%
Utilities	1.8%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	0.2%

Country Weightings

Pacific Basin	69.8%
China	29.0%
India	13.9%
South Korea	13.0%
Taiwan	6.3%
Hong Kong	3.4%
Other Pacific Basin	4.2%
South America	13.0%
Brazil	12.2%
Other South America	0.8%
Europe	8.4%
Russia	7.4%
Other Europe	1.0%
North America	4.6%
Other	4.0%
South Africa	4.0%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	0.2%

Top 10 Equity Holdings

Company	Country	Sector	Industry
Taiwan Semiconductor Manufacturing Co. Ltd.	Taiwan	Information Technology	Semiconductors
Samsung Electronics Co. Ltd.	South Korea	Information Technology	Technology Hardware, Storage & Peripherals
Alibaba Group Holding Ltd. ADR	China	Information Technology	Internet Software & Services
Reliance Industries Ltd.	India	Energy	Oil & Gas Refining & Marketing
Tencent Holdings Ltd.	China	Information Technology	Internet Software & Services
Vale S.A.	Brazil	Materials	Steel
MercadoLibre, Inc.	Brazil	Information Technology	Internet Software & Services
Mexichem S.A.B. de C.V.	Mexico	Materials	Commodity Chemicals
Baidu.com, Inc. ADR	China	Information Technology	Internet Software & Services
PJSC LUKOIL ADR	Russia	Energy	Integrated Oil & Gas

See your advisor or www.ivyinvestments.com for more information on the Fund’s most recent published Top 10 Equity Holdings.

+

Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

2018	SEMIANNUAL REPORT	15

CONSOLIDATED SCHEDULE OF INVESTMENTS	IVY EMERGING MARKETS EQUITY FUND (in thousands)

SEPTEMBER 30, 2018 (UNAUDITED)

COMMON STOCKS	Shares	Value
Argentina

Energy – 0.8%
YPF Sociedad Anonima ADR (A)	1,099	$16,979

Total Argentina – 0.8%		16,979
Brazil

Energy – 2.2%
Petroleo Brasileiro S.A.	8,961	46,818

Financials – 3.9%
Banco Bradesco S.A.	3,315	23,461
Banco do Brasil S.A.	4,325	31,476
Itau Unibanco Holdings S.A.	2,529	27,635

		82,572

Health Care – 0.5%
Hypermarcas S.A.	1,481	10,448

Information Technology – 2.5%
MercadoLibre, Inc.	157	53,396

Materials – 3.1%
Vale S.A.	4,420	65,390

Total Brazil – 12.2%		258,624
China

Consumer Discretionary – 2.3%
Ctrip.com International Ltd. (A)	721	26,798
Geely Automobile Holdings Ltd.	10,563	21,049

		47,847

Consumer Staples – 0.3%
Kweichow Moutai Co. Ltd., A Shares	58	6,112

Financials – 7.4%
BOC Hong Kong (Holdings) Ltd., H Shares	93,452	41,543
China International Capital Corp. Ltd., H Shares (B)	16,790	31,013
Industrial and Commercial Bank of China Ltd., H Shares	59,189	43,248
Ping An Insurance (Group) Co. of China Ltd., H Shares (B)	4,363	44,308

		160,112

Health Care – 1.3%
BeiGene Ltd. ADR (A)	158	27,240

Industrials – 1.1%
ZTO Express (Cayman), Inc. ADR	1,457	24,139

Information Technology – 13.9%
Alibaba Group Holding Ltd. ADR (A)	662	109,097
Baidu.com, Inc. ADR (A)	209	47,902

COMMON STOCKS (Continued)	Shares	Value
Information Technology (Continued)
Hangzou Hikvision Digital Technology Co. Ltd., A Shares	5,955	$24,887
Sunny Optical Technology (Group) Co. Ltd.	2,965	34,199
Tencent Holdings Ltd.	2,022	83,464

		299,549

Real Estate – 2.7%
China Overseas Land & Investment Ltd.	11,690	36,586
Logan Property Holdings Co. Ltd.	18,748	21,170

		57,756

Total China – 29.0%		622,755
Hong Kong

Consumer Discretionary – 1.8%
Galaxy Entertainment Group	6,186	39,235

Consumer Staples – 1.6%
China Resources Beer (Holdings) Co. Ltd.	8,792	35,320

Total Hong Kong – 3.4%		74,555
India

Consumer Discretionary – 1.2%
Maruti Suzuki India Ltd.	89	8,981
Page Industries Ltd.	40	18,017

		26,998

Consumer Staples – 1.6%
ITC Ltd.	8,113	33,326

Energy – 4.1%
Reliance Industries Ltd.	5,079	88,134

Financials – 3.2%
HDFC Bank Ltd.	1,484	41,080
Kotak Mahindra Bank Ltd.	1,125	17,710
RBL Bank Ltd.	1,411	9,963

		68,753

Health Care – 0.1%
Aurobindo Pharma Ltd. (A)	311	3,189

Industrials – 1.2%
Havells India Ltd.	1,198	9,821
Larsen & Toubro Ltd.	861	15,105

		24,926

Information Technology – 1.5%
Tata Consultancy Services Ltd.	1,061	31,972

Utilities – 1.0%
GAIL (India) Ltd.	4,315	22,560

Total India – 13.9%		299,858

COMMON STOCKS (Continued)	Shares	Value
Indonesia

Financials – 0.9%
PT Bank Mandiri (Persero) Tbk	21,147	$9,543
PT Bank Rakyat Indonesia	46,992	9,934

		19,477

Total Indonesia – 0.9%		19,477
Macau

Consumer Discretionary – 1.1%
Sands China Ltd.	5,146	23,305

Total Macau – 1.1%		23,305
Mexico

Materials – 2.3%
Mexichem S.A.B. de C.V.	14,585	49,935

Total Mexico – 2.3%		49,935
Russia

Energy – 2.8%
PJSC LUKOIL ADR	783	59,980

Financials – 2.1%
Sberbank of Russia PJSC ADR	3,617	45,870

Information Technology – 2.1%
Yandex N.V., Class A (A)	1,379	45,355

Real Estate – 0.4%
Etalon Group Ltd. GDR	3,915	9,141

Total Russia – 7.4%		160,346
South Africa

Consumer Discretionary – 0.7%
Naspers Ltd., Class N	71	15,303

Energy – 1.6%
Sasol Ltd.	905	35,038

Financials – 1.7%
Capitec Bank Holdings Ltd. (B)	510	36,969

Total South Africa – 4.0%		87,310
South Korea

Consumer Discretionary – 1.4%
Hyundai Motor Co.	251	29,350

Health Care – 2.0%
Hugel, Inc. (A)	9	3,378
Samsung BioLogics Co. Ltd. (A)	82	39,689

		43,067

Information Technology – 7.1%
Samsung Electronics Co. Ltd.	2,942	123,212

16	SEMIANNUAL REPORT	2018

CONSOLIDATED SCHEDULE OF INVESTMENTS	IVY EMERGING MARKETS EQUITY FUND (in thousands)

SEPTEMBER 30, 2018 (UNAUDITED)

COMMON STOCKS (Continued)	Shares	Value
Information Technology (Continued)
SK hynix, Inc.	455	$29,991

		153,203

Materials – 1.7%
POSCO	140	37,188

Utilities – 0.8%
Korea Electric Power Corp.	615	16,284

Total South Korea – 13.0%		279,092
Switzerland

Materials – 1.0%
Glencore International plc	4,936	21,338

Total Switzerland – 1.0%		21,338
Taiwan

Information Technology – 6.3%
Taiwan Semiconductor Manufacturing Co. Ltd.	15,821	136,021

Total Taiwan – 6.3%		136,021
Thailand

Energy – 1.2%
PTT Public Co. Ltd.	15,441	25,903

Total Thailand – 1.2%		25,903

COMMON STOCKS (Continued)	Shares	Value
United States

Information Technology – 1.2%
Cognizant Technology Solutions Corp., Class A	330	$25,457

Total United States – 1.2%		25,457
Vietnam

Real Estate – 2.1%
Vinhomes JSC (A)	9,895	44,961

Total Vietnam – 2.1%		44,961

TOTAL COMMON STOCKS – 99.8%		$2,145,916
(Cost: $1,932,136)

SHORT-TERM SECURITIES	Principal
Commercial Paper (C) – 0.1%
Diageo Capital plc (GTD by Diageo plc)
2.870%, 10-11-18	$3,003	3,000

Master Note – 0.1%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps)
2.470%, 10-5-18 (D)	1,533	1,533

SHORT-TERM SECURITIES (Continued)	Principal	Value
Money Market Funds – 0.5%
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares 2.140%, (E)(F)	$11,838	$11,838

United States Government Agency Obligations – 0.0%
Overseas Private Investment Corp. (GTD by U.S. Government) (3-Month U.S. TB Rate)
2.190%, 10-7-18 (D)	1,075	1,075

TOTAL SHORT-TERM SECURITIES – 0.7%		$17,446
(Cost: $17,447)

TOTAL INVESTMENT SECURITIES – 100.5%		$2,163,362
(Cost: $1,949,583)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.5)%		(10,063)

NET ASSETS – 100.0%		$2,153,299

Notes to Consolidated Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	All or a portion of securities with an aggregate value of $36,431 are on loan.

(C)	Rate shown is the yield to maturity at September 30, 2018.

(D)

Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(E)	Rate shown is the annualized 7-day yield at September 30, 2018.

(F)	Investment made with cash collateral received from securities on loan.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of September 30, 2018. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$2,145,916	$—	$—
Short-Term Securities	11,838	5,608	—
Total	$2,157,754	$5,608	$—

During the period ended September 30, 2018, securities totaling $1,691,804 were transferred from Level 2 to Level 1. These transfers were the result of fair value procedures applied to international securities due to significant market movement of the S&P 500 on March 31, 2018. Transfers out of Level 2 represent the values as of the beginning of the reporting period.

2018	SEMIANNUAL REPORT	17

CONSOLIDATED SCHEDULE OF INVESTMENTS	IVY EMERGING MARKETS EQUITY FUND (in thousands)

SEPTEMBER 30, 2018 (UNAUDITED)

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GDR = Global Depositary Receipts

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

TB = Treasury Bill

Market Sector Diversification
(as a % of net assets)
Information Technology	34.6%
Financials	19.2%
Energy	12.7%
Consumer Discretionary	8.5%
Materials	8.1%
Real Estate	5.2%
Health Care	3.9%
Consumer Staples	3.5%
Industrials	2.3%
Utilities	1.8%
Other+	0.2%

+	Includes cash and other assets (net of liabilities), and cash equivalents

See Accompanying Notes to Financial Statements.

18	SEMIANNUAL REPORT	2018

PORTFOLIO HIGHLIGHTS	IVY EUROPEAN OPPORTUNITIES FUND

ALL DATA IS AS OF SEPTEMBER 30, 2018 (UNAUDITED)

Asset Allocation

Stocks	99.1%
Industrials	17.3%
Financials	14.7%
Consumer Staples	14.3%
Energy	13.9%
Health Care	13.2%
Information Technology	11.2%
Materials	5.8%
Consumer Discretionary	4.7%
Telecommunication Services	2.1%
Utilities	1.9%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	0.9%

Country Weightings

Europe	99.1%
United Kingdom	30.8%
France	27.5%
Netherlands	10.5%
Switzerland	10.0%
Germany	7.6%
Ireland	4.1%
Norway	3.8%
Other Europe	3.5%
Other	1.3%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	0.9%

Top 10 Equity Holdings

Company	Country	Sector	Industry
Tullow Oil plc	United Kingdom	Energy	Oil & Gas Exploration & Production
Royal Dutch Shell plc, Class A	Netherlands	Energy	Integrated Oil & Gas
Total S.A.	France	Energy	Integrated Oil & Gas
Ubisoft Entertainment S.A.	France	Information Technology	Home Entertainment Software
Nestle S.A., Registered Shares	Switzerland	Consumer Staples	Packaged Foods & Meats
Thales	France	Industrials	Aerospace & Defense
Unilever N.V., Certicaaten Van Aandelen	United Kingdom	Consumer Staples	Personal Products
Airbus SE	France	Industrials	Aerospace & Defense
Roche Holdings AG, Genusscheine	Switzerland	Health Care	Pharmaceuticals
AstraZeneca plc	United Kingdom	Health Care	Pharmaceuticals

See your advisor or www.ivyinvestments.com for more information on the Fund’s most recent published Top 10 Equity Holdings.

+

Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

2018	SEMIANNUAL REPORT	19

SCHEDULE OF INVESTMENTS	IVY EUROPEAN OPPORTUNITIES FUND (in thousands)

SEPTEMBER 30, 2018 (UNAUDITED)

COMMON STOCKS	Shares	Value
Denmark

Health Care – 1.6%
Novo Nordisk A/S, Class B	53	$2,514

Total Denmark – 1.6%		2,514
France

Consumer Discretionary – 1.8%
LVMH Moet Hennessy - Louis Vuitton	8	2,767

Energy – 3.9%
Total S.A.	91	5,916

Financials – 1.9%
BNP Paribas S.A.	48	2,954

Health Care – 2.0%
Sanofi-Aventis	35	3,120

Industrials – 10.4%
Airbus SE	41	5,099
Schneider Electric S.A.	28	2,277
Thales	37	5,307
Vinci	34	3,284

		15,967

Information Technology – 5.4%
Cap Gemini S.A.	21	2,605
Ubisoft Entertainment S.A. (A)	53	5,709

		8,314

Telecommunication Services – 2.1%
Orange S.A.	199	3,171

Total France – 27.5%		42,209
Germany

Consumer Discretionary – 2.9%
adidas AG	18	4,408

Health Care – 1.5%
Fresenius SE & Co. KGaA	30	2,232

Information Technology – 3.2%
Infineon Technologies AG	91	2,063
SAP AG	22	2,695

		4,758

Total Germany – 7.6%		11,398
Ireland

Health Care – 2.1%
Medtronic plc	33	3,217

Materials – 2.0%
CRH plc	94	3,085

Total Ireland – 4.1%		6,302

COMMON STOCKS (Continued)	Shares	Value
Italy

Utilities – 1.9%
ENEL S.p.A.	564	$2,889

Total Italy – 1.9%		2,889
Netherlands

Consumer Staples – 1.6%
Heineken N.V.	27	2,520

Energy – 4.7%
Royal Dutch Shell plc, Class A (B)	212	7,279

Financials – 1.5%
ING Groep N.V., Certicaaten Van Aandelen	179	2,321

Industrials – 1.4%
Koninklijke Philips Electronics N.V., Ordinary Shares	48	2,173

Information Technology – 1.3%
ASML Holding N.V., Ordinary Shares	11	2,018

Total Netherlands – 10.5%		16,311
Norway

Consumer Staples – 1.2%
Marine Harvest ASA	78	1,802

Financials – 2.6%
DNB ASA	184	3,876

Total Norway – 3.8%		5,678
South Africa

Materials – 1.3%
Mondi plc	70	1,928

Total South Africa – 1.3%		1,928
Switzerland

Consumer Staples – 3.6%
Nestle S.A., Registered Shares	67	5,561

Financials – 2.1%
UBS Group AG	202	3,184

Health Care – 3.0%
Roche Holdings AG, Genusscheine	19	4,530

Information Technology – 1.3%
STMicroelectronics N.V.	113	2,062

Total Switzerland – 10.0%		15,337
United Kingdom

Consumer Staples – 7.9%
British American Tobacco plc	77	3,607
Diageo plc	87	3,072

COMMON STOCKS (Continued)	Shares	Value
Consumer Staples (Continued)
Unilever N.V., Certicaaten Van Aandelen	95	$5,291

		11,970

Energy – 5.3%
Tullow Oil plc (A)	2,352	8,072

Financials – 6.6%
3i Group plc	142	1,741
HSBC Holdings plc	370	3,230
Prudential plc	110	2,529
St. James’s Place plc	174	2,594

		10,094

Health Care – 3.0%
AstraZeneca plc	58	4,513

Industrials – 5.5%
Ashtead Group plc	100	3,181
BAE Systems plc	441	3,623
Weir Group plc (The)	65	1,495

		8,299

Materials – 2.5%
Anglo American plc	97	2,176
Rio Tinto plc	34	1,704

		3,880

Total United Kingdom – 30.8%		46,828

TOTAL COMMON STOCKS – 99.1%		$151,394
(Cost: $121,689)

SHORT-TERM SECURITIES	Principal
Master Note – 0.9%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps) 2.470%, 10-5-18 (C)	$1,313	1,313

Money Market Funds – 4.0%
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares 2.140%, (D)(E)	6,159	6,159

TOTAL SHORT-TERM SECURITIES – 4.9%		$7,472
(Cost: $7,472)

TOTAL INVESTMENT SECURITIES – 104.0%		$158,866
(Cost: $129,161)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (4.0)%		(6,066)

NET ASSETS – 100.0%		$152,800

20	SEMIANNUAL REPORT	2018

SCHEDULE OF INVESTMENTS	IVY EUROPEAN OPPORTUNITIES FUND (in thousands)

SEPTEMBER 30, 2018 (UNAUDITED)

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.
(B)	All or a portion of securities with an aggregate value of $5,865 are on loan.
(C)

Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(D)	Rate shown is the annualized 7-day yield at September 30, 2018.
(E)	Investment made with cash collateral received from securities on loan.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of September 30, 2018. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$151,394	$—	$—
Short-Term Securities	6,159	1,313	—
Total	$157,553	$1,313	$—

During the period ended September 30, 2018, securities totaling $176,537 were transferred from Level 2 to Level 1. These transfers were the result of fair value procedures applied to international securities due to significant market movement of the S&P 500 on March 31, 2018. Transfers out of Level 2 represent the values as of the beginning of the reporting period.

The following acronym is used throughout this schedule:

LIBOR = London Interbank Offered Rate

Market Sector Diversification
(as a % of net assets)
Industrials	17.3%
Financials	14.7%
Consumer Staples	14.3%
Energy	13.9%
Health Care	13.2%
Information Technology	11.2%
Materials	5.8%
Consumer Discretionary	4.7%
Telecommunication Services	2.1%
Utilities	1.9%
Other+	0.9%

+	Includes cash and other assets (net of liabilities), and cash equivalents

See Accompanying Notes to Financial Statements.

2018	SEMIANNUAL REPORT	21

PORTFOLIO HIGHLIGHTS	IVY GLOBAL BOND FUND

ALL DATA IS AS OF SEPTEMBER 30, 2018 (UNAUDITED)

Asset Allocation

Stocks	0.8%
Bonds	97.4%
Corporate Debt Securities	56.1%
United States Government and Government Agency Obligations	27.7%
Other Government Securities	13.6%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	1.8%

Quality Weightings

Investment Grade	66.9%
AAA	24.7%
AA	5.7%
A	7.9%
BBB	28.6%
Non-Investment Grade	30.5%
BB	16.0%
B	11.4%
CCC	0.7%
Non-rated	2.4%
Cash and Other Assets (Net of Liabilities), Cash Equivalents+ and Equities	2.6%

Our preference is to always use ratings obtained from Standard & Poor’s, Moody’s, and Fitch. It is each Portfolio’s general policy to classify such security at the lower rating level if only two ratings are available. If more than two ratings are available and a median exists, the median is used. If more than two ratings exist without a median, the lower of the two middle ratings is used. We do not evaluate these ratings, but simply assign them to the appropriate credit quality category as determined by the rating agency.

Country Weightings

North America	50.8%
United States	43.3%
Mexico	5.0%
Other North America	2.5%
Europe	15.6%
United Kingdom	4.2%
Netherlands	4.1%
Other Europe	7.3%
South America	14.5%
Argentina	4.4%
Columbia	4.2%
Other South America	5.9%
Pacific Basin	11.4%
Bahamas/Caribbean	3.2%
Other	2.3%
Middle East	0.4%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	1.8%

+

Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

22	SEMIANNUAL REPORT	2018

SCHEDULE OF INVESTMENTS	IVY GLOBAL BOND FUND (in thousands)

SEPTEMBER 30, 2018 (UNAUDITED)

COMMON STOCKS	Shares	Value
Panama

Financials – 0.8%
Banco Latinoamericano de Comercio Exterior S.A.	194	$4,058

Total Panama – 0.8%		4,058

TOTAL COMMON STOCKS – 0.8%		$4,058
(Cost: $4,108)

CORPORATE DEBT SECURITIES	Principal
Argentina

Energy – 1.7%
Pampa Energia S.A.
7.500%, 1-24-27 (A)	$2,850	2,521
Pan American Energy LLC
7.875%, 5-7-21 (A)	5,000	5,089
YPF Sociedad Anonima
8.500%, 3-23-21 (A)	1,000	1,008

		8,618

Total Argentina – 1.7%		8,618
Australia

Utilities – 0.7%
Ausgrid Finance Pty Ltd.
3.850%, 5-1-23 (A)	3,400	3,378

Total Australia – 0.7%		3,378
Austria

Consumer Staples – 0.6%
ESAL GmbH (GTD by JBS S.A. and JBS Hungary Holdings Kft.)
6.250%, 2-5-23 (A)	2,025	2,007
JBS Investments GmbH (GTD by JBS S.A. and JBS Hungary Holdings Kft.)
7.750%, 10-28-20 (A)	1,050	1,068

		3,075

Total Austria – 0.6%		3,075
Bermuda

Consumer Staples – 0.6%
Bacardi Ltd.
4.450%, 5-15-25 (A)	2,800	2,790

Total Bermuda – 0.6%		2,790
Brazil

Consumer Staples – 0.3%
Cosan Ltd.
5.950%, 9-20-24 (A)	1,575	1,486

Energy – 0.0%
Lancer Finance Co. (SPV) Ltd.
5.850%, 12-12-16 (B)	987	—	*

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Financials – 0.0%
Banco Cruzeiro do Sul S.A.
8.500%, 2-20-15 (A)(B)	$9,000	$45

Materials – 0.8%
Fibria Overseas Finance Ltd.
4.000%, 1-14-25	2,000	1,853
Vale Overseas Ltd.
6.250%, 8-10-26	1,850	2,027

		3,880

Utilities – 0.8%
Aegea Finance S.a.r.l.
5.750%, 10-10-24 (A)	2,300	2,145
Cemig Geracao e Transmissao S.A.
9.250%, 12-5-24 (A)	1,600	1,648

		3,793

Total Brazil – 1.9%		9,204
Canada

Financials – 1.5%
Canadian Imperial Bank of Commerce
2.100%, 10-5-20	5,000	4,884
Royal Bank of Canada:
2.500%, 1-19-21	750	738
4.650%, 1-27-26	1,500	1,533

		7,155

Total Canada – 1.5%		7,155
Cayman Islands

Industrials – 0.6%
Guanay Finance Ltd.:
6.000%, 12-15-20 (A)	2,935	2,942
6.000%, 12-15-20	210	211

		3,153

Materials – 0.9%
Braskem Finance Ltd. (GTD by Braskem S.A.)
5.750%, 4-15-21 (A)	2,000	2,054
Inversiones CMPC S.A. (GTD by Empresas CMPC S.A.)
4.375%, 5-15-23 (A)	2,600	2,599

		4,653

Telecommunication Services – 1.0%
Sable International Finance Ltd.
6.875%, 8-1-22 (A)	4,800	5,016

Total Cayman Islands – 2.5%		12,822
Chile

Financials – 0.3%
Banco Santander Chile
2.500%, 12-15-20 (A)	1,600	1,568

Industrials – 1.2%
LATAM Airlines Group S.A.
7.250%, 6-9-20 (A)	5,800	5,924

CORPORATE DEBT SECURITIES (Continued)	Principal		Value
Utilities – 0.4%
Enel Chile S.A.
4.875%, 6-12-28		$2,080	$2,099

Total Chile – 1.9%			9,591
China

Energy – 0.4%
Sinopec Group Overseas Development (2018) Ltd.
4.125%, 9-12-25 (A)(C)		2,000	1,982

Information Technology – 0.9%
Alibaba Group Holding Ltd.:
2.500%, 11-28-19		1,000	995
2.800%, 6-6-23		1,600	1,540
Tencent Holdings Ltd.
2.985%, 1-19-23 (A)		1,800	1,743

			4,278

Total China – 1.3%			6,260
Columbia

Financials – 0.4%
Banco de Bogota S.A.
5.375%, 2-19-23 (A)		2,000	2,053

Utilities – 2.4%
Emgesa S.A. E.S.P.
8.750%, 1-25-21 (D)	COP	10,066,000	3,557
Empresas Publicas de Medellin E.S.P.
8.375%, 2-1-21 (D)		25,238,000	8,571

			12,128

Total Columbia – 2.8%			14,181
France

Consumer Staples – 0.1%
Pernod Ricard S.A.
4.250%, 7-15-22 (A)		$750	762

Financials – 0.6%
BNP Paribas S.A.
7.625%, 12-29-49 (A)		3,000	3,150

Total France – 0.7%			3,912
Hong Kong

Financials – 0.2%
Bangkok Bank Public Co. Ltd.
4.050%, 3-19-24 (A)		1,200	1,199

Total Hong Kong – 0.2%			1,199
India

Industrials – 0.9%
Adani Ports and Special Economic Zone Ltd.
3.500%, 7-29-20 (A)		4,800	4,734

2018	SEMIANNUAL REPORT	23

SCHEDULE OF INVESTMENTS	IVY GLOBAL BOND FUND (in thousands)

SEPTEMBER 30, 2018 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Materials – 0.7%
Vedanta Resources plc
6.375%, 7-30-22 (A)	$3,500	$3,369

Total India – 1.6%		8,103
Indonesia

Utilities – 0.2%
Perusahaan Listrik Negara
5.450%, 5-21-28 (A)	1,100	1,129

Total Indonesia – 0.2%		1,129
Ireland

Financials – 0.6%
MTS International Funding Ltd.
5.000%, 5-30-23 (A)	3,150	3,056

Telecommunication Services – 0.6%
Mobile TeleSystems OJSC
5.000%, 5-30-23	3,000	2,911

Total Ireland – 1.2%		5,967
Japan

Financials – 1.1%
Mitsubishi UFJ Financial Group, Inc.
3.287%, 7-25-27	1,500	1,409
Mizuho Financial Group, Inc.
3.170%, 9-11-27	1,500	1,387
Sumitomo Mitsui Financial Group, Inc.
3.748%, 7-19-23	2,650	2,642

		5,438

Total Japan – 1.1%		5,438
Luxembourg

Consumer Discretionary – 0.8%
Altice S.A.
7.625%, 2-15-25 (A)(C)	4,500	4,078

Consumer Staples – 0.2%
Minerva Luxembourg S.A.
5.875%, 1-19-28 (A)	900	801

Financials – 0.1%
Hidrovias International Finance S.a.r.l.
5.950%, 1-24-25 (A)	430	392

Information Technology – 0.9%
Atento Luxco 1 S.A.
6.125%, 8-10-22 (A)	4,700	4,606

Total Luxembourg – 2.0%		9,877
Macau

Consumer Discretionary – 0.3%
Sands China Ltd.
5.125%, 8-8-25 (A)	1,400	1,397

Total Macau – 0.3%		1,397

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Mexico

Consumer Discretionary – 0.3%
Nemak S.A.B. de C.V.
4.750%, 1-23-25 (A)	$1,600	$1,560

Consumer Staples – 0.6%
Grupo Bimbo S.A.B. de C.V.
4.875%, 6-30-20 (A)	2,950	3,010

Energy – 0.1%
Petroleos Mexicanos
5.350%, 2-12-28 (A)	500	471

Financials – 1.2%
Banco Santander (Mexico) S.A.
5.950%, 10-1-28 (A)	850	863
Banco Santander S.A.
4.125%, 11-9-22 (A)	2,850	2,831
Unifin Financiera S.A.B. de C.V. SOFOM E.N.R.
7.250%, 9-27-23 (A)	2,000	1,975

		5,669

Materials – 1.4%
C5 Capital (SPV) Ltd. (3-Month U.S. LIBOR plus 428 bps)
6.614%, 12-29-49 (A)(E)	6,600	6,443
CEMEX S.A.B. de C.V.
7.750%, 4-16-26 (A)	500	547

		6,990

Total Mexico – 3.6%		17,700
Netherlands

Consumer Discretionary – 1.6%
Myriad International Holdings B.V.
6.000%, 7-18-20 (A)	1,150	1,194
VTR Finance B.V.
6.875%, 1-15-24 (A)	6,482	6,595

		7,789

Consumer Staples – 0.8%
Marfrig Holdings (Europe) B.V.:
6.875%, 6-24-19 (A)	1,500	1,519
8.000%, 6-8-23 (A)	2,350	2,358

		3,877

Energy – 0.1%
Petrobras Global Finance B.V. (GTD by Petroleo Brasileiro S.A.)
8.375%, 5-23-21	656	714

Financials – 1.6%
Cooperatieve Rabobank U.A.
3.875%, 2-8-22	1,800	1,814
Enel Finance International N.V.
4.625%, 9-14-25 (A)	3,350	3,277
Sigma Finance, Inc.
4.875%, 3-27-28 (A)	1,400	1,374

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Financials (Continued)
Syngenta Finance N.V.
5.182%, 4-24-28 (A)	$1,725	$1,650

		8,115

Total Netherlands – 4.1%		20,495
Norway

Energy – 0.4%
Aker BP ASA
6.000%, 7-1-22 (A)	1,900	1,959

Total Norway – 0.4%		1,959
Peru

Financials – 0.6%
Banco de Credito del Peru
4.250%, 4-1-23 (A)	1,350	1,357
Corporacion Financiera de Desarrolla S.A.
4.750%, 2-8-22 (A)	1,350	1,378

		2,735

Materials – 0.1%
San Miguel Industrias PET S.A.
4.500%, 9-18-22 (A)	750	734

Total Peru – 0.7%		3,469
Qatar

Energy – 0.2%
Ras Laffan Liquefied Natural Gas Co. Ltd. II
5.298%, 9-30-20 (A)	1,026	1,048

Total Qatar – 0.2%		1,048
Singapore

Consumer Staples – 2.4%
Olam International Ltd.
7.500%, 8-12-20 (C)	11,650	12,180

Total Singapore – 2.4%		12,180
South Korea

Financials – 0.4%
Hyundai Capital Services, Inc.
3.017%, 8-29-22 (A)	2,100	2,021

Telecommunication Services – 0.1%
SK Telecom Co. Ltd.
3.750%, 4-16-23 (A)	500	495

Total South Korea – 0.5%		2,516
Switzerland

Financials – 0.4%
Credit Suisse Group AG
4.282%, 1-9-28 (A)	1,800	1,750

Total Switzerland – 0.4%		1,750

24	SEMIANNUAL REPORT	2018

SCHEDULE OF INVESTMENTS	IVY GLOBAL BOND FUND (in thousands)

SEPTEMBER 30, 2018 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
United Arab Emirates

Energy – 0.1%
Abu Dhabi National Energy Co.
4.375%, 4-23-25 (A)	$600	$597

Financials – 1.2%
ICICI Bank Ltd.:
3.500%, 3-18-20 (A)	4,275	4,241
4.000%, 3-18-26 (A)	2,000	1,860

		6,101

Total United Arab Emirates – 1.3%		6,698
United Kingdom

Consumer Staples – 0.4%
Imperial Tobacco Finance plc
3.750%, 7-21-22 (A)	2,300	2,289

Financials – 3.8%
ANZ New Zealand International Ltd.
3.450%, 1-21-28 (A)	1,300	1,232
Barclays plc:
4.337%, 1-10-28	1,800	1,702
8.250%, 12-29-49	5,600	5,649
HSBC Holdings plc:
4.583%, 6-19-29	1,900	1,902
5.625%, 12-29-49	4,300	4,279
State Bank of India:
3.622%, 4-17-19 (A)	2,300	2,300
4.875%, 4-17-24 (A)	2,300	2,326

		19,390

Total United Kingdom – 4.2%		21,679
United States

Consumer Staples – 2.0%
Anheuser-Busch Inbev S.A./N.V. (GTD by AB INBEV/BBR/COB)
2.650%, 2-1-21	2,000	1,971
Anheuser-Busch InBev Worldwide, Inc. (GTD by AB INBEV/BBR/COB)
4.000%, 4-13-28	2,850	2,808
Bunge Ltd. Finance Corp.
3.500%, 11-24-20	2,500	2,492
Maple Escrow Subsidiary, Inc.
4.597%, 5-25-28 (A)	2,800	2,813

		10,084

Energy – 0.8%
Brand Energy & Infrastructure Services, Inc.
8.500%, 7-15-25 (A)	3,610	3,711

Financials – 5.0%
Bank of America Corp.
3.593%, 7-21-28	3,175	3,025
BBVA Bancomer S.A.
6.500%, 3-10-21 (A)	1,750	1,828
Citigroup, Inc.
3.520%, 10-27-28	3,125	2,936

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Financials (Continued)
Cooperatieve Rabobank U.A.
3.125%, 4-26-21	$1,750	$1,738
Diamond 1 Finance Corp. and Diamond 2 Finance Corp.
3.480%, 6-1-19 (A)	1,950	1,955
Goldman Sachs Group, Inc. (The)
3.814%, 4-23-29	2,600	2,478
Industrial and Commercial Bank of China Ltd.
2.957%, 11-8-22	750	721
JPMorgan Chase & Co.
3.540%, 5-1-28	2,132	2,033
TerraForm Global Operating LLC (GTD by Terra Form Global LLC)
6.125%, 3-1-26 (A)	1,300	1,248
Wells Fargo & Co.
4.300%, 7-22-27	3,000	2,987
Wells Fargo & Co. (3-Month U.S. LIBOR plus 377 bps)
6.104%, 3-29-49 (E)	4,225	4,282

		25,231

Health Care – 0.7%
Fresenius U.S. Finance II, Inc.:
4.250%, 2-1-21 (A)	300	302
4.500%, 1-15-23 (A)	2,925	2,969

		3,271

Industrials – 2.3%
Azul Investments LLP
5.875%, 10-26-24 (A)	3,150	2,725
BAE Systems Holdings, Inc.
2.850%, 12-15-20 (A)	2,225	2,195
TransDigm, Inc. (GTD by TransDigm Group, Inc.)
6.000%, 7-15-22	6,213	6,314

		11,234

Real Estate – 2.4%
Aircastle Ltd.:
4.625%, 12-15-18	2,865	2,873
4.400%, 9-25-23	2,800	2,800
American Tower Corp.
3.400%, 2-15-19	6,500	6,512

		12,185

Telecommunication Services – 2.3%
T-Mobile USA, Inc.
6.000%, 3-1-23	11,097	11,438

Total United States – 15.5%		77,154

TOTAL CORPORATE DEBT SECURITIES – 56.1%		$280,744
(Cost: $300,031)

OTHER GOVERNMENT SECURITIES (F)
Argentina – 2.7%
Aeropuertos Argentina 2000 S.A.
6.875%, 2-1-27 (A)	1,075	1,034

OTHER GOVERNMENT SECURITIES (F) (Continued)	Principal	Value
Argentina (Continued)
Province of Buenos Aires
9.950%, 6-9-21	$7,050	$6,904
Republic of Argentina
6.875%, 4-22-21	6,050	5,781

		13,719

Brazil – 1.4%
Banco Nacional de Desenvolvimento Economico e Social
4.750%, 5-9-24 (A)	2,900	2,791
Federative Republic of Brazil
4.875%, 1-22-21	4,000	4,046

		6,837

Columbia – 1.4%
Republic of Colombia
4.375%, 7-12-21	7,000	7,126

Indonesia – 2.0%
Republic of Indonesia:
3.750%, 4-25-22 (A)	7,000	6,943
2.950%, 1-11-23	3,500	3,343

		10,286

Luxembourg – 0.7%
Rumo Luxembourg S.a.r.l.
7.375%, 2-9-24 (A)	3,550	3,627

Mexico – 1.4%
United Mexican States
3.625%, 3-15-22	7,000	7,013

Poland – 0.3%
Republic of Poland
5.125%, 4-21-21	1,250	1,307

Qatar – 1.1%
Qatar Government Bond
2.375%, 6-2-21 (A)	5,800	5,638

Russia – 0.8%
Russian Federation
3.500%, 1-16-19 (A)	4,200	4,200

Saudi Arabia – 0.4%
Saudi Arabia Government Bond
2.375%, 10-26-21 (A)	2,250	2,171

Turkey – 1.3%
Turkey Government Bond:
5.125%, 3-25-22	4,700	4,462
6.250%, 9-26-22	2,000	1,958

		6,420

United States – 0.1%
Republic of Argentina
5.625%, 1-26-22	750	676

TOTAL OTHER GOVERNMENT SECURITIES – 13.6%		$69,020
(Cost: $70,736)

2018	SEMIANNUAL REPORT	25

SCHEDULE OF INVESTMENTS	IVY GLOBAL BOND FUND (in thousands)

SEPTEMBER 30, 2018 (UNAUDITED)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS	Principal	Value
United States – 0.3%
Federal Home Loan Mortgage Corp. Agency REMIC/CMO
4.000%, 2-15-24 (A)(G)	$28	$—	*
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (Mortgage spread to 2-year U.S. Treasury index)
3.473%, 5-25-45 (A)(E)	1,000	1,000
Federal Home Loan Mortgage Corp. Fixed Rate Participation Certificates
4.500%, 10-1-35	376	390
Federal National Mortgage Association Fixed Rate Pass-Through Certificates
5.000%, 3-1-22	18	19

		1,409

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 0.3%		$1,409
(Cost: $1,408)

UNITED STATES GOVERNMENT OBLIGATIONS
United States – 27.4%
U.S. Treasury Bonds
2.250%, 11-15-25	15,450	14,687

UNITED STATES GOVERNMENT OBLIGATIONS (Continued)	Principal	Value
United States (Continued)
U.S. Treasury Notes:
2.625%, 11-15-20	$4,500	$4,480
2.125%, 8-15-21	1,200	1,175
1.125%, 9-30-21	4,000	3,799
1.250%, 10-31-21	7,500	7,140
1.750%, 11-30-21	7,200	6,952
1.875%, 1-31-22	3,000	2,902
1.750%, 5-15-22	2,925	2,808
1.875%, 9-30-22	4,000	3,842
1.875%, 10-31-22	1,600	1,535
1.375%, 6-30-23	10,150	9,449
1.625%, 10-31-23	8,500	7,970
2.125%, 3-31-24	11,000	10,531
2.125%, 9-30-24	16,700	15,913
2.875%, 7-31-25	1,855	1,840
1.625%, 2-15-26	3,000	2,723
1.500%, 8-15-26	5,180	4,626
2.000%, 11-15-26	4,000	3,702
2.375%, 5-15-27	5,100	4,843
2.250%, 8-15-27	4,500	4,221
2.250%, 11-15-27	12,000	11,233
2.875%, 5-15-28	11,000	10,835

		137,206

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 27.4%		$137,206
(Cost: $142,754)

SHORT-TERM SECURITIES	Principal	Value
Commercial Paper (H) – 0.4%
Sonoco Products Co.
2.330%, 10-1-18	$1,953	$1,953

Master Note – 0.3%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps)
2.470%, 10-5-18 (I)	1,644	1,644

Money Market Funds – 0.6%
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares
2.140%, (J)(K)	2,847	2,847

TOTAL SHORT-TERM SECURITIES – 1.3%		$6,444
(Cost: $6,444)

TOTAL INVESTMENT SECURITIES – 99.5%		$498,881
(Cost: $525,481)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.5%		2,656

NET ASSETS – 100.0%		$501,537

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2018 the total value of these securities amounted to $186,143 or 37.1% of net assets.

(B)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(C)	All or a portion of securities with an aggregate value of $2,786 are on loan.

(D)	Principal amounts are denominated in the indicated foreign currency, where applicable (COP - Columbian Peso).

(E)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2018. Description of the reference rate and spread, if applicable, are included in the security description.

(F)	Other Government Securities may include emerging markets sovereign, quasi-sovereign, corporate and supranational agency and organization debt securities.

(G)	Interest-only security. Amount shown as principal represents notional amount for computation of interest.

(H)	Rate shown is the yield to maturity at September 30, 2018.

(I)

Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(J)	Rate shown is the annualized 7-day yield at September 30, 2018.

(K)	Investment made with cash collateral received from securities on loan.

26	SEMIANNUAL REPORT	2018

SCHEDULE OF INVESTMENTS	IVY GLOBAL BOND FUND (in thousands)

SEPTEMBER 30, 2018 (UNAUDITED)

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of September 30, 2018. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$4,058	$—	$—
Corporate Debt Securities	—	280,744	—
Other Government Securities	—	69,020	—
United States Government Agency Obligations	—	1,409	—
United States Government Obligations	—	137,206	—
Short-Term Securities	2,847	3,597	—
Total	$6,905	$491,976	$—

During the period ended September 30, 2018, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

REMIC = Real Estate Mortgage Investment Conduit

Market Sector Diversification
(as a % of net assets)
United States Government and Government Agency Obligations	27.7%
Financials	19.8%
Other Government Securities	13.6%
Consumer Staples	8.0%
Industrials	5.0%
Utilities	4.5%
Materials	3.9%
Telecommunication Services	4.0%
Energy	3.8%
Consumer Discretionary	3.0%
Real Estate	2.4%
Information Technology	1.8%
Health Care	0.7%
Other+	1.8%

+	Includes cash and other assets (net of liabilities), and cash equivalents

See Accompanying Notes to Financial Statements.

2018	SEMIANNUAL REPORT	27

PORTFOLIO HIGHLIGHTS	IVY GLOBAL EQUITY INCOME FUND

ALL DATA IS AS OF SEPTEMBER 30, 2018 (UNAUDITED)

Asset Allocation

Stocks	97.9%
Energy	16.1%
Financials	15.9%
Health Care	15.6%
Industrials	12.8%
Consumer Staples	11.8%
Materials	9.6%
Information Technology	7.2%
Utilities	4.0%
Consumer Discretionary	3.4%
Telecommunication Services	1.5%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	2.1%

Country Weightings

North America	43.5%
United States	39.2%
Canada	4.3%
Europe	42.3%
United Kingdom	11.4%
France	11.3%
Netherlands	6.4%
Switzerland	5.4%
Other Europe	7.8%
Pacific Basin	11.1%
Other	1.0%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	2.1%

Top 10 Equity Holdings

Company	Country	Sector	Industry
Johnson & Johnson	United States	Health Care	Pharmaceuticals
Pfizer, Inc.	United States	Health Care	Pharmaceuticals
Royal Dutch Shell plc, Class A	Netherlands	Energy	Integrated Oil & Gas
Intel Corp.	United States	Information Technology	Semiconductors
Total S.A.	France	Energy	Integrated Oil & Gas
Lockheed Martin Corp.	United States	Industrials	Aerospace & Defense
Nestle S.A., Registered Shares	Switzerland	Consumer Staples	Packaged Foods & Meats
Chevron Corp.	United States	Energy	Integrated Oil & Gas
CNOOC Ltd.	China	Energy	Oil & Gas Exploration & Production
Dow Chemical Co. (The)	United States	Materials	Diversified Chemicals

See your advisor or www.ivyinvestments.com for more information on the Fund’s most recent published Top 10 Equity Holdings.

+

Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

28	SEMIANNUAL REPORT	2018

SCHEDULE OF INVESTMENTS	IVY GLOBAL EQUITY INCOME FUND (in thousands)

SEPTEMBER 30, 2018 (UNAUDITED)

COMMON STOCKS	Shares	Value
Canada

Energy – 2.3%
Suncor Energy, Inc.	580	$22,451

Financials – 2.0%
Bank of Montreal	242	20,002

Total Canada – 4.3%		42,453
China

Consumer Discretionary – 0.4%
ANTA Sports Products Ltd.	765	3,669

Energy – 2.6%
CNOOC Ltd.	12,568	24,885

Total China – 3.0%		28,554
France

Consumer Discretionary – 1.1%
LVMH Moet Hennessy - Louis Vuitton	30	10,645

Energy – 3.2%
Total S.A.	479	31,084

Financials – 2.2%
BNP Paribas S.A.	345	21,101

Industrials – 3.3%
Compagnie de Saint-Gobain	186	8,017
Schneider Electric S.A.	151	12,152
Vinci	136	12,920

		33,089

Telecommunication Services – 1.5%
Orange S.A.	935	14,918

Total France – 11.3%		110,837
Hong Kong

Financials – 1.9%
BOC Hong Kong (Holdings) Ltd.	3,955	18,793

Utilities – 1.0%
Guangdong Investment Ltd.	5,765	10,235

Total Hong Kong – 2.9%		29,028
Ireland

Health Care – 1.8%
Medtronic plc	177	17,372

Materials – 0.9%
CRH plc	277	9,049

Total Ireland – 2.7%		26,421

COMMON STOCKS (Continued)	Shares	Value
Italy

Utilities – 1.7%
ENEL S.p.A.	3,283	$16,819

Total Italy – 1.7%		16,819
Japan

Financials – 2.1%
Tokio Marine Holdings, Inc.	413	20,485

Information Technology – 0.9%
Tokyo Electron Ltd.	65	8,972

Total Japan – 3.0%		29,457
Malaysia

Financials – 1.1%
Bumiputra-Commerce Holdings Berhad	7,287	10,582

Total Malaysia – 1.1%		10,582
Netherlands

Energy – 3.8%
Royal Dutch Shell plc, Class A (A)	1,082	37,184

Financials – 1.2%
ING Groep N.V., Certicaaten Van Aandelen	867	11,259

Industrials – 1.4%
Koninklijke Philips Electronics N.V., Ordinary Shares	304	13,842

Total Netherlands – 6.4%		62,285
Norway

Consumer Staples – 1.1%
Marine Harvest ASA (A)	473	10,959

Total Norway – 1.1%		10,959
Russia

Energy – 1.2%
PJSC LUKOIL ADR	159	12,158

Total Russia – 1.2%		12,158
Singapore

Financials – 1.1%
DBS Group Holdings Ltd.	549	10,479

Total Singapore – 1.1%		10,479

COMMON STOCKS (Continued)	Shares	Value
South Africa

Materials – 1.0%
Mondi plc	360	$9,862

Total South Africa – 1.0%		9,862
Spain

Financials – 1.1%
Banco Santander S.A.	2,178	10,963

Total Spain – 1.1%		10,963
Switzerland

Consumer Staples – 3.0%
Nestle S.A., Registered Shares	351	29,276

Health Care – 2.4%
Roche Holdings AG, Genusscheine	96	23,329

Total Switzerland – 5.4%		52,605
United Kingdom

Consumer Discretionary – 0.8%
Bellway plc	217	8,517

Consumer Staples – 4.3%
British American Tobacco plc	319	14,881
Unilever N.V., Certicaaten Van Aandelen	117	6,531
Unilever plc	386	21,222

		42,634

Financials – 1.0%
3i Group plc	800	9,819

Health Care – 1.6%
AstraZeneca plc	204	15,848

Industrials – 1.3%
BAE Systems plc	1,454	11,939

Materials – 2.4%
Anglo American plc (A)	440	9,877
Rio Tinto plc	272	13,776

		23,653

Total United Kingdom – 11.4%		112,410
United States

Consumer Discretionary – 1.1%
Home Depot, Inc. (The)	51	10,585

Consumer Staples – 3.4%
Philip Morris International, Inc.	150	12,243
Wal-Mart Stores, Inc.	217	20,369

		32,612

2018	SEMIANNUAL REPORT	29

SCHEDULE OF INVESTMENTS	IVY GLOBAL EQUITY INCOME FUND (in thousands)

SEPTEMBER 30, 2018 (UNAUDITED)

COMMON STOCKS (Continued)	Shares	Value
Energy – 3.0%
Chevron Corp.	238	$29,060

Financials – 2.2%
JPMorgan Chase & Co.	98	11,062
KeyCorp	550	10,935

		21,997

Health Care – 9.8%
AbbVie, Inc.	181	17,133
Johnson & Johnson	288	39,728
Pfizer, Inc.	882	38,866

		95,727

Industrials – 6.8%
Eaton Corp.	221	19,146
Lockheed Martin Corp.	85	29,410
United Technologies Corp.	126	17,679

		66,235

Information Technology – 6.3%
Cypress Semiconductor Corp.	585	8,479
Intel Corp.	732	34,615
Microsoft Corp.	158	18,102

		61,196

COMMON STOCKS (Continued)	Shares	Value
Materials – 5.3%
Dow Chemical Co. (The)	373	$23,981
Eastman Chemical Co.	174	16,660
WestRock Co.	198	10,557

		51,198

Utilities – 1.3%
Exelon Corp.	285	12,448

Total United States – 39.2%		381,058

TOTAL COMMON STOCKS – 97.9%		$956,930
(Cost: $834,958)

SHORT-TERM SECURITIES	Principal
Commercial Paper (B) – 0.6%
Sonoco Products Co.
2.330%, 10-1-18	$3,590	3,589
Wisconsin Gas LLC
2.201%, 10-4-18	2,000	1,999

		5,588

Master Note – 0.2%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps)
2.470%, 10-5-18 (C)	1,801	1,801

SHORT-TERM SECURITIES (Continued)	Principal	Value
Money Market Funds – 3.2%
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares
2.140%, (D)(E)	$30,830	$30,830

United States Government Agency Obligations –0.3%
Overseas Private Investment Corp. (GTD by U.S. Government) (3-Month U.S. TB Rate)
2.240%, 10-7-18 (C)	2,800	2,800

TOTAL SHORT-TERM SECURITIES – 4.3%		$41,019
(Cost: $41,021)

TOTAL INVESTMENT SECURITIES – 102.2%		$997,949
(Cost: $875,979)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (2.2)%		(21,464)

NET ASSETS – 100.0%		$976,485

Notes to Schedule of Investments

(A)	All or a portion of securities with an aggregate value of $35,758 are on loan.

(B)	Rate shown is the yield to maturity at September 30, 2018.

(C)

Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(D)	Rate shown is the annualized 7-day yield at September 30, 2018.

(E)	Investment made with cash collateral received from securities on loan.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of September 30, 2018. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$956,930	$—	$—
Short-Term Securities	30,830	10,189	—
Total	$987,760	$10,189	$—

During the period ended September 30, 2018, securities totaling $456,503 were transferred from Level 2 to Level 1. These transfers were the result of fair value procedures applied to international securities due to significant market movement of the S&P 500 on March 31, 2018. Transfers out of Level 2 represent the values as of the beginning of the reporting period.

30	SEMIANNUAL REPORT	2018

SCHEDULE OF INVESTMENTS	IVY GLOBAL EQUITY INCOME FUND (in thousands)

SEPTEMBER 30, 2018 (UNAUDITED)

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

TB = Treasury Bill

Market Sector Diversification
(as a % of net assets)
Energy	16.1%
Financials	15.9%
Health Care	15.6%
Industrials	12.8%
Consumer Staples	11.8%
Materials	9.6%
Information Technology	7.2%
Utilities	4.0%
Consumer Discretionary	3.4%
Telecommunication Services	1.5%
Other+	2.1%

+	Includes cash and other assets (net of liabilities), and cash equivalents

See Accompanying Notes to Financial Statements.

2018	SEMIANNUAL REPORT	31

PORTFOLIO HIGHLIGHTS	IVY GLOBAL GROWTH FUND

ALL DATA IS AS OF SEPTEMBER 30, 2018 (UNAUDITED)

Asset Allocation
Stocks	98.1%
Information Technology	27.2%
Consumer Discretionary	19.2%
Health Care	14.4%
Industrials	13.8%
Financials	12.1%
Energy	6.4%
Consumer Staples	5.0%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	1.9%

Country Weightings

North America	59.3%
United States	57.4%
Other North America	1.9%
Europe	26.5%
France	10.7%
United Kingdom	6.4%
Netherlands	4.3%
Other Europe	5.1%
Pacific Basin	12.3%
Japan	6.2%
Other Pacific Basin	6.1%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	1.9%

Top 10 Equity Holdings

Company	Country	Sector	Industry
Microsoft Corp.	United States	Information Technology	Systems Software
Airbus SE	France	Industrials	Aerospace & Defense
Amazon.com, Inc.	United States	Consumer Discretionary	Internet & Direct Marketing Retail
MasterCard, Inc., Class A	United States	Information Technology	Data Processing & Outsourced Services
Visa, Inc., Class A	United States	Information Technology	Data Processing & Outsourced Services
UnitedHealth Group, Inc.	United States	Health Care	Managed Health Care
Home Depot, Inc. (The)	United States	Consumer Discretionary	Home Improvement Retail
CME Group, Inc.	United States	Financials	Financial Exchanges & Data
HCA Holdings, Inc.	United States	Health Care	Health Care Facilities
Adobe Systems, Inc.	United States	Information Technology	Application Software

See your advisor or www.ivyinvestments.com for more information on the Fund’s most recent published Top 10 Equity Holdings.

+

Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

32	SEMIANNUAL REPORT	2018

SCHEDULE OF INVESTMENTS	IVY GLOBAL GROWTH FUND (in thousands)

SEPTEMBER 30, 2018 (UNAUDITED)

COMMON STOCKS	Shares	Value
Canada

Energy – 1.9%
Canadian Natural Resources Ltd.	304	$9,933
Seven Generations Energy Ltd., Class A (A)	861	10,263

		20,196

Total Canada – 1.9%		20,196
China

Financials – 1.7%
Ping An Insurance (Group) Co. of China Ltd., H Shares (B)	1,784	18,117

Information Technology – 1.4%
Alibaba Group Holding Ltd. ADR (A)	59	9,742
Baidu.com, Inc. ADR (A)	22	5,019

		14,761

Total China – 3.1%		32,878
France

Consumer Discretionary – 1.0%
LVMH Moet Hennessy - Louis Vuitton	28	10,069

Consumer Staples – 0.7%
Pernod Ricard S.A.	42	6,864

Energy – 1.9%
Total S.A. ADR	303	19,524

Industrials – 5.8%
Airbus SE	408	51,193
Schneider Electric S.A.	122	9,779

		60,972

Information Technology – 1.4%
Ubisoft Entertainment S.A. (A)	140	15,189

Total France – 10.8%		112,618
Germany

Health Care – 0.9%
Fresenius SE & Co. KGaA	129	9,450

Total Germany – 0.9%		9,450
Hong Kong

Consumer Discretionary – 0.4%
Galaxy Entertainment Group	676	4,287

Financials – 1.8%
AIA Group Ltd.	2,055	18,348

Total Hong Kong – 2.2%		22,635

COMMON STOCKS (Continued)	Shares	Value
India

Financials – 0.8%
HDFC Bank Ltd.	308	$8,528

Total India – 0.8%		8,528
Italy

Consumer Discretionary – 2.1%
Ferrari N.V.	163	22,477

Total Italy – 2.1%		22,477
Japan

Consumer Discretionary – 3.4%
Isuzu Motors Ltd.	1,313	20,691
Start Today Co. Ltd.	500	15,123

		35,814

Industrials – 2.8%
Dakin Industries Ltd.	47	6,230
Recruit Holdings Co. Ltd.	690	23,025

		29,255

Total Japan – 6.2%		65,069
Netherlands

Consumer Staples – 1.3%
Heineken N.V.	149	13,991

Energy – 1.0%
Royal Dutch Shell plc, Class B	291	10,186

Industrials – 1.6%
Koninklijke Philips Electronics N.V., Ordinary Shares	378	17,225

Information Technology – 0.3%
ASML Holding N.V., NY Registry Shares	17	3,185

Total Netherlands – 4.2%		44,587
Sweden

Information Technology – 1.0%
Hexagon AB, Class B	178	10,442

Total Sweden – 1.0%		10,442
Switzerland

Industrials – 1.0%
Ferguson plc	128	10,857

Total Switzerland – 1.0%		10,857
United Kingdom

Consumer Discretionary – 1.0%
Compass Group plc	483	10,746

Consumer Staples – 3.0%
British American Tobacco plc	271	12,665

COMMON STOCKS (Continued)	Shares	Value
Consumer Staples (Continued)
Imperial Tobacco Group plc	541	$18,835

		31,500

Financials – 2.4%
Prudential plc	1,094	25,083

Total United Kingdom – 6.4%		67,329
United States

Consumer Discretionary – 11.3%
Amazon.com, Inc. (A)	25	49,242
Dollar General Corp.	234	25,565
Home Depot, Inc. (The)	149	30,889
Lowe’s Co., Inc.	59	6,810
Marriott International, Inc., Class A	42	5,568

		118,074

Energy – 1.6%
Halliburton Co.	192	7,781
Schlumberger Ltd.	149	9,101

		16,882

Financials – 5.4%
CME Group, Inc.	176	30,018
Goldman Sachs Group, Inc. (The)	57	12,744
KeyCorp	723	14,378

		57,140

Health Care – 13.5%
Alexion Pharmaceuticals, Inc. (A)	65	9,080
Cigna Corp.	102	21,271
HCA Holdings, Inc.	215	29,881
Johnson & Johnson	168	23,253
Thermo Fisher Scientific, Inc.	87	21,306
UnitedHealth Group, Inc.	139	36,921

		141,712

Industrials – 2.6%
Eaton Corp.	139	12,059
Northrop Grumman Corp.	46	14,459

		26,518

Information Technology – 23.1%
Adobe Systems, Inc. (A)	106	28,736
Applied Materials, Inc.	109	4,194
Arista Networks, Inc. (A)	46	12,137
Cognizant Technology Solutions Corp., Class A	344	26,549
Facebook, Inc., Class A (A)	88	14,537
MasterCard, Inc., Class A	196	43,549
Microsoft Corp.	459	52,465
PayPal, Inc. (A)	200	17,587
Visa, Inc., Class A	282	42,368

		242,122

Total United States – 57.5%		602,448

TOTAL COMMON STOCKS – 98.1%		$1,029,514
(Cost: $747,290)

2018	SEMIANNUAL REPORT	33

SCHEDULE OF INVESTMENTS	IVY GLOBAL GROWTH FUND (in thousands)

SEPTEMBER 30, 2018 (UNAUDITED)

SHORT-TERM SECURITIES	Principal	Value
Commercial Paper (C) – 1.9%
Diageo Capital plc (GTD by Diageo plc)
2.870%, 10-11-18	$3,002	$2,999
Kroger Co. (The)
2.350%, 10-1-18	12,314	12,312
McCormick & Co., Inc.
2.371%, 10-4-18	5,000	4,998

		20,309

SHORT-TERM SECURITIES (Continued)	Principal	Value
Master Note – 0.4%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps) 2.470%, 10-5-18 (D)	$3,884	$3,884

TOTAL SHORT-TERM SECURITIES – 2.3%		$24,193
(Cost: $24,197)

TOTAL INVESTMENT SECURITIES – 100.4%		$1,053,707
(Cost: $771,487)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.4)%		(3,749)

NET ASSETS – 100.0%		$1,049,958

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	All or a portion of securities with an aggregate value of $13,613 are on loan.

(C)	Rate shown is the yield to maturity at September 30, 2018.

(D)

Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of September 30, 2018. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$1,029,514	$—	$—
Short-Term Securities	—	24,193	—
Total	$1,029,514	$24,193	$—

During the period ended September 30, 2018, securities totaling $274,222 were transferred from Level 2 to Level 1. These transfers were the result of fair value procedures applied to international securities due to significant market movement of the S&P 500 on March 31, 2018. Transfers out of Level 2 represent the values as of the beginning of the reporting period.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

34	SEMIANNUAL REPORT	2018

SCHEDULE OF INVESTMENTS	IVY GLOBAL GROWTH FUND (in thousands)

SEPTEMBER 30, 2018 (UNAUDITED)

Market Sector Diversification
(as a % of net assets)
Information Technology	27.2%
Consumer Discretionary	19.2%
Health Care	14.4%
Industrials	13.8%
Financials	12.1%
Energy	6.4%
Consumer Staples	5.0%
Other+	1.9%

+	Includes cash and other assets (net of liabilities), and cash equivalents

See Accompanying Notes to Financial Statements.

2018	SEMIANNUAL REPORT	35

PORTFOLIO HIGHLIGHTS	IVY GLOBAL INCOME ALLOCATION FUND

ALL DATA IS AS OF SEPTEMBER 30, 2018 (UNAUDITED)

Asset Allocation

Stocks	60.2%
Financials	12.2%
Consumer Staples	8.2%
Industrials	7.9%
Information Technology	6.7%
Health Care	6.3%
Energy	6.0%
Consumer Discretionary	4.7%
Utilities	3.2%
Telecommunication Services	2.4%
Real Estate	1.4%
Materials	1.2%
Bonds	36.3%
Corporate Debt Securities	31.5%
Other Government Securities	2.4%
United States Government and Government Agency Obligations	1.3%
Loans	1.1%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	3.5%

Country Weightings

North America	47.9%
United States	41.7%
Canada	4.1%
Other North America	2.1%
Europe	35.3%
United Kingdom	10.5%
France	4.5%
Spain	4.1%
Luxembourg	3.7%
Other Europe	12.5%
Pacific Basin	8.7%
Australia	3.7%
Other Pacific Basin	5.0%
South America	3.2%
Bahamas/Caribbean	1.4%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	3.5%

Top 10 Equity Holdings

Company	Country	Sector	Industry
Lockheed Martin Corp.	United States	Industrials	Aerospace & Defense
Pfizer, Inc.	United States	Health Care	Pharmaceuticals
Ares Capital Corp.	United States	Financials	Asset Management & Custody Banks
Fortress Transportation and Infrastructure Investors LLC	United States	Industrials	Trading Companies & Distributors
Vermilion Energy, Inc.	Canada	Energy	Oil & Gas Exploration & Production
Sampo plc, A Shares	Finland	Financials	Multi-Line Insurance
Dominion Energy, Inc.	United States	Utilities	Multi-Utilities
St. James’s Place plc	United Kingdom	Financials	Life & Health Insurance
Intel Corp.	United States	Information Technology	Semiconductors
Philip Morris International, Inc.	United States	Consumer Staples	Tobacco

See your advisor or www.ivyinvestments.com for more information on the Fund’s most recent published Top 10 Equity Holdings.

+

Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

36	SEMIANNUAL REPORT	2018

SCHEDULE OF INVESTMENTS	IVY GLOBAL INCOME ALLOCATION FUND (in thousands)

SEPTEMBER 30, 2018 (UNAUDITED)

COMMON STOCKS	Shares	Value
Australia

Financials – 1.1%
Challenger Ltd.	725	$5,870

Industrials – 1.4%
Atlas Arteria	1,550	7,820

Materials – 1.2%
Amcor Ltd.	650	6,428

Total Australia – 3.7%		20,118
Canada

Energy – 3.2%
Pembina Pipeline Corp.	222	7,546
Vermilion Energy, Inc. (A)	296	9,748

		17,294

Total Canada – 3.2%		17,294
China

Telecommunication Services – 1.3%
China Mobile Ltd.	740	7,293

Total China – 1.3%		7,293
Finland

Financials – 1.7%
Sampo plc, A Shares	185	9,580

Total Finland – 1.7%		9,580
France

Telecommunication Services – 1.1%
Orange S.A.	387	6,172

Total France – 1.1%		6,172
Germany

Financials – 1.1%
Deutsche Boerse AG	45	6,030

Total Germany – 1.1%		6,030
Ireland

Health Care – 1.6%
Medtronic plc	90	8,853

Total Ireland – 1.6%		8,853
Italy

Financials – 0.9%
Banca Intesa S.p.A.	1,900	4,855

Total Italy – 0.9%		4,855

COMMON STOCKS (Continued)	Shares	Value
Japan

Consumer Discretionary – 1.1%
Subaru Corp.	200	$6,126

Total Japan – 1.1%		6,126
Netherlands

Energy – 1.6%
Royal Dutch Shell plc, Class A	260	8,929

Total Netherlands – 1.6%		8,929
New Zealand

Consumer Discretionary – 0.9%
SKYCITY Entertainment Group Ltd.	1,881	4,999

Total New Zealand – 0.9%		4,999
Spain

Industrials – 2.6%
ACS Actividades de Construccion y Servicios S.A.	152	6,475
Ferrovial S.A.	369	7,653

		14,128

Utilities – 1.5%
Atlantica Yield plc	412	8,477

Total Spain – 4.1%		22,605
Switzerland

Consumer Staples – 1.4%
Nestle S.A., Registered Shares	95	7,920

Health Care – 1.3%
Roche Holdings AG, Genusscheine	29	7,026

Total Switzerland – 2.7%		14,946
Taiwan

Information Technology – 1.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	715	6,147

Total Taiwan – 1.1%		6,147
United Kingdom

Consumer Staples – 2.6%
Imperial Tobacco Group plc	190	6,615
Unilever N.V., Certicaaten Van Aandelen	135	7,518

		14,133

Financials – 2.8%
Legal & General Group plc	1,841	6,291
St. James’s Place plc	610	9,096

		15,387

Total United Kingdom – 5.4%		29,520

COMMON STOCKS (Continued)	Shares	Value
United States

Consumer Discretionary – 2.7%
Home Depot, Inc. (The)	36	$7,457
V.F. Corp.	80	7,476

		14,933

Consumer Staples – 4.2%
PepsiCo, Inc.	65	7,267
Philip Morris International, Inc.	110	8,950
Procter & Gamble Co. (The)	85	7,074

		23,291

Energy – 1.2%
Valero Energy Corp.	60	6,825

Financials – 2.6%
American Capital Agency Corp.	365	6,800
Arthur J. Gallagher & Co.	100	7,444

		14,244

Health Care – 3.4%
Johnson & Johnson	55	7,599
Pfizer, Inc.	245	10,797

		18,396

Industrials – 3.9%
Fortress Transportation and Infrastructure Investors LLC	561	10,203
Lockheed Martin Corp.	33	11,417

		21,620

Information Technology – 5.6%
Intel Corp.	190	8,985
Paychex, Inc.	96	7,092
QUALCOMM, Inc.	100	7,203
Texas Instruments, Inc.	70	7,511

		30,791

Real Estate – 1.4%
Uniti Group, Inc.	380	7,657

Utilities – 1.7%
Dominion Energy, Inc.	130	9,136

Total United States – 26.7%		146,893

TOTAL COMMON STOCKS – 58.2%		$320,360
(Cost: $288,813)

INVESTMENT FUNDS
United States – 2.0%
Ares Capital Corp.	626	10,755

TOTAL INVESTMENT FUNDS – 2.0%		$10,755
(Cost: $10,607)

2018	SEMIANNUAL REPORT	37

SCHEDULE OF INVESTMENTS	IVY GLOBAL INCOME ALLOCATION FUND (in thousands)

SEPTEMBER 30, 2018 (UNAUDITED)

CORPORATE DEBT SECURITIES	Principal		Value
Brazil

Consumer Staples – 0.3%
Cosan Ltd.
5.950%, 9-20-24 (B)		$2,000	$1,887

Utilities – 0.3%
Aegea Finance S.a.r.l.
5.750%, 10-10-24 (B)		1,500	1,399

Total Brazil – 0.6%			3,286
Cayman Islands

Financials – 1.4%
Banco do Brasil S.A., Grand Cayman Branch
4.625%, 1-15-25 (B)		3,000	2,765
Banco Mercantil del Norte S.A.:
6.875%, 10-6-65 (B)		3,000	3,005
7.625%, 10-6-65 (B)		2,000	2,020

			7,790

Total Cayman Islands – 1.4%			7,790
Columbia

Utilities – 0.2%
Empresas Publicas de Medellin E.S.P.
8.375%, 2-1-21 (C)	COP	3,888,000	1,321

Total Columbia – 0.2%			1,321
France

Financials – 3.4%
BNP Paribas S.A.
7.625%, 12-29-49 (B)		$5,000	5,250
Societe Generale Group
7.375%, 12-29-49 (B)		6,000	6,188
Societe Generale S.A.
8.250%, 11-29-49		7,000	7,044

			18,482

Total France – 3.4%			18,482
Ireland

Consumer Staples – 0.4%
Eurotorg LLC (Bonitron Designated Activity Co.)
8.750%, 10-30-22 (B)		2,000	1,979

Industrials – 0.1%
Russian Railways via RZD Capital Ltd.
8.300%, 4-2-19 (C)	RUB	50,000	763

Total Ireland – 0.5%			2,742

CORPORATE DEBT SECURITIES (Continued)	Principal		Value
Italy

Financials – 0.7%
UniCredit S.p.A.
5.861%, 6-19-32 (B)		$4,000	$3,566

Total Italy – 0.7%			3,566
Luxembourg

Consumer Discretionary – 2.0%
Altice Financing S.A.
7.500%, 5-15-26 (B)		2,612	2,547
Altice S.A.
7.625%, 2-15-25 (A)(B)		9,188	8,326

			10,873

Consumer Staples – 0.8%
Minerva Luxembourg S.A.
5.875%, 1-19-28 (B)		4,700	4,185

Financials – 0.3%
Hidrovias International Finance S.a.r.l.
5.950%, 1-24-25 (B)		1,700	1,551

Information Technology – 0.6%
Atento Luxco 1 S.A.
6.125%, 8-10-22 (B)		3,600	3,528

Total Luxembourg – 3.7%			20,137
Mexico

Energy – 0.6%
Petroleos Mexicanos
6.500%, 3-13-27		3,000	3,065

Financials – 1.1%
Credito Real S.A.B. de C.V.
9.125%, 5-29-66 (B)		3,000	2,974
Unifin Financiera S.A.B. de C.V. SOFOM E.N.R.
7.250%, 9-27-23 (B)		3,150	3,110

			6,084

Telecommunication Services – 0.4%
America Movil S.A.B. de C.V.
6.450%, 12-5-22 (C)	MXN	47,000	2,302

Total Mexico – 2.1%			11,451
Netherlands

Consumer Staples – 0.7%
MARB BondCo plc (GTD by Marfrig Global Foods S.A., Marfrig Overseas Ltd. and Marfrig Holdings (Europe) B.V.)
7.000%, 3-15-24 (B)		$4,000	3,780

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Energy – 1.0%
Petrobras Global Finance B.V. (GTD by Petroleo Brasileiro S.A.)
8.750%, 5-23-26	$5,000	$5,475

Total Netherlands – 1.7%		9,255
Turkey

Financials – 0.6%
Turkiye Garanti Bankasi A.S.
6.125%, 5-24-27 (B)	4,000	3,339

Total Turkey – 0.6%		3,339
United Kingdom

Energy – 0.7%
KCA Deutag UK Finance plc
9.875%, 4-1-22 (B)	4,167	4,146

Financials – 4.4%
Barclays plc
8.250%, 12-29-49	11,085	11,182
Royal Bank of Scotland Group plc (The):
8.625%, 12-29-49	4,983	5,338
7.500%, 12-29-49	2,922	2,991
Standard Chartered plc
7.500%, 12-29-49 (B)	5,000	5,138

		24,649

Total United Kingdom – 5.1%		28,795
United States

Energy – 2.1%
Energy Transfer Partners L.P.
6.250%, 2-15-66	7,000	6,737
Plains All American Pipeline L.P.
6.125%, 11-15-65	5,000	4,869

		11,606

Financials – 3.4%
JPMorgan Chase & Co. (3-Month U.S. LIBOR plus 347 bps)
5.809%, 4-29-49 (D)	3,000	3,013
New Cotai LLC and New Cotai Capital Corp. (10.625% Cash or 10.625% PIK)
10.625%, 5-1-19 (B)(E)	13,936	13,657
TerraForm Global Operating LLC (GTD by Terra Form Global LLC)
6.125%, 3-1-26 (B)	2,500	2,400

		19,070

Health Care – 1.1%
Kinetic Concepts, Inc. and KCI USA, Inc.
12.500%, 11-1-21 (B)	225	247
Teva Pharmaceutical Finance Co. LLC (GTD by Teva Pharmaceutical Industries Ltd.)
6.150%, 2-1-36	3,000	3,008

38	SEMIANNUAL REPORT	2018

SCHEDULE OF INVESTMENTS	IVY GLOBAL INCOME ALLOCATION FUND (in thousands)

SEPTEMBER 30, 2018 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Health Care (Continued)
Universal Hospital Services, Inc.
7.625%, 8-15-20	$3,172	$3,184

		6,439

Industrials – 1.5%
Azul Investments LLP
5.875%, 10-26-24 (B)	3,300	2,855
Prime Security Services Borrower LLC
9.250%, 5-15-23 (B)	4,955	5,299

		8,154

Telecommunication Services – 2.5%
Frontier Communications Corp.
11.000%, 9-15-25 (A)	10,000	7,797
Olympus Merger Sub, Inc.
8.500%, 10-15-25 (B)	6,325	5,803

		13,600

Total United States – 10.6%		58,869
Uruguay

Industrials – 0.9%
ACI Airport Sudamerica S.A.
6.875%, 11-29-32 (B)	4,763	5,025

Total Uruguay – 0.9%		5,025

TOTAL CORPORATE DEBT SECURITIES – 31.5%		$174,058
(Cost: $176,186)

OTHER GOVERNMENT SECURITIES (F)	Principal		Value
Argentina – 1.5%
Province of Buenos Aires
7.875%, 6-15-27 (B)		$7,000	$5,821
Republic of Argentina
6.875%, 1-26-27		3,000	2,550

			8,371

Canada – 0.9%
City of Toronto
3.500%, 12-6-21 (C)	CAD	2,000	1,582
Province of Ontario
4.400%, 6-2-19 (C)		2,000	1,573
Regional Municipality of York 4.000%, 6-30-21 (C)		2,000	1,606

			4,761

TOTAL OTHER GOVERNMENT SECURITIES – 2.4%			$13,132
(Cost: $16,173)

LOANS (D)
United States

Consumer Staples – 0.5%
GOBP Holdings, Inc. (ICE LIBOR plus 825 bps)
10.492%, 10-21-22		$2,906	2,906

Industrials – 0.6%
Hampton Rubber Co. & SEI Holding Corp. (ICE LIBOR plus 800 bps)
10.242%, 3-27-22		3,333	3,050

Total United States – 1.1%			5,956
			5,956

TOTAL LOANS – 1.1%			$5,956
(Cost: $6,183)

UNITED STATES GOVERNMENT OBLIGATIONS	Principal	Value
United States – 1.3%
U.S. Treasury Bonds:
8.000%, 11-15-21 (G)	$4,000	$4,608
7.250%, 8-15-22	2,000	2,315

		6,923

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 1.3%		$6,923
(Cost: $7,127)

SHORT-TERM SECURITIES
Commercial Paper (H) – 0.7%
Kroger Co. (The)
2.350%, 10-1-18	3,946	3,945

Master Note – 0.8%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps)
2.470%, 10-5-18 (I)	4,661	4,661

Money Market Funds – 1.3%
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares 2.140%, (J)(K)	7,193	7,193

TOTAL SHORT-TERM SECURITIES – 2.8%		$15,799
(Cost: $15,800)

TOTAL INVESTMENT SECURITIES – 99.3%		$546,983
(Cost: $520,889)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.7%		3,684

NET ASSETS – 100.0%		$550,667

Notes to Schedule of Investments

(A)	All or a portion of securities with an aggregate value of $8,043 are on loan.

(B)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2018 the total value of these securities amounted to $111,790 or 20.3% of net assets.

(C)	Principal amounts are denominated in the indicated foreign currency, where applicable (CAD - Canadian Dollar, COP - Columbian Peso, MXN - Mexican Peso and RUB - Russian Ruble).

(D)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2018. Description of the reference rate and spread, if applicable, are included in the security description.

(E)	Payment-in-kind bond which may pay interest in additional par and/or in cash. Rates shown are the current rate and possible payment rates.

(F)	Other Government Securities may include emerging markets sovereign, quasi-sovereign, corporate and supranational agency and organization debt securities.

(G)	All or a portion of securities with an aggregate value of $6 are held in collateralized accounts for OTC foreign forward currency contracts collateral.

2018	SEMIANNUAL REPORT	39

SCHEDULE OF INVESTMENTS	IVY GLOBAL INCOME ALLOCATION FUND (in thousands)

SEPTEMBER 30, 2018 (UNAUDITED)

(H)	Rate shown is the yield to maturity at September 30, 2018.

(I)

Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(J)	Rate shown is the annualized 7-day yield at September 30, 2018.

(K)	Investment made with cash collateral received from securities on loan.

The following forward foreign currency contracts were outstanding at September 30, 2018:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
British Pound	9,400	U.S. Dollar	12,375	10-5-18	UBS AG	$121	$—
Euro	16,000	U.S. Dollar	18,706	10-5-18	UBS AG	125	—

						$246	$—

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of September 30, 2018. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$320,360	$—	$—
Investment Funds	10,755	—	—
Corporate Debt Securities	—	174,058	—
Other Government Securities	—	13,132	—
Loans	—	5,956	—
United States Government Obligations	—	6,923	—
Short-Term Securities	7,193	8,606	—
Total	$338,308	$208,675	$—
Forward Foreign Currency Contracts	$—	$246	$—

During the period ended September 30, 2018, securities totaling $129,169 were transferred from Level 2 to Level 1. These transfers were the result of fair value procedures applied to international securities due to significant market movement of the S&P 500 on March 31, 2018. Transfers out of Level 2 represent the values as of the beginning of the reporting period.

The following acronyms are used throughout this schedule:

GTD = Guaranteed

ICE = Intercontinental Exchange

LIBOR = London Interbank Offered Rate

PIK = Payment in Kind

40	SEMIANNUAL REPORT	2018

SCHEDULE OF INVESTMENTS	IVY GLOBAL INCOME ALLOCATION FUND (in thousands)

SEPTEMBER 30, 2018 (UNAUDITED)

Market Sector Diversification

(as a % of net assets)
Financials	27.4%
Industrials	11.0%
Consumer Staples	10.9%
Energy	10.4%
Health Care	7.5%
Information Technology	7.3%
Consumer Discretionary	6.7%
Telecommunication Services	5.3%
Utilities	3.7%
Other Government Securities	2.4%
Real Estate	1.4%
Materials	1.2%
United States Government and Government Agency Obligations	1.3%
Other+	3.5%

+	Includes cash and other assets (net of liabilities), and cash equivalents

See Accompanying Notes to Financial Statements.

2018	SEMIANNUAL REPORT	41

PORTFOLIO HIGHLIGHTS	IVY GOVERNMENT MONEY MARKET FUND

ALL DATA IS AS OF SEPTEMBER 30, 2018 (UNAUDITED)

Asset Allocation

Corporate Obligations	0.5%
Master Note	0.5%
United States Government and Government Agency Obligations	99.1%
Cash and Other Assets (Net of Liabilities)	0.4%

42	SEMIANNUAL REPORT	2018

SCHEDULE OF INVESTMENTS	IVY GOVERNMENT MONEY MARKET FUND (in thousands)

SEPTEMBER 30, 2018 (UNAUDITED)

CORPORATE OBLIGATIONS	Principal	Value
Master Note
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
2.470%, 10-5-18 (A)	$765	$765

Total Master Note – 0.5%		765

TOTAL CORPORATE OBLIGATIONS – 0.5%		$765
(Cost: $765)

UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
United States Government Agency Obligations – 75.8%
Federal National Mortgage Association,
2.010%, 10-1-18	3,154	3,154
Overseas Private Investment Corp. (GTD by U.S. Government) (3-Month U.S. TB Rate):
2.190%, 10-3-18 (A)	1,175	1,175

UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Continued)	Principal	Value
United States Government Agency Obligations (Continued)
2.170%, 10-7-18 (A)	$11,526	$11,526
2.190%, 10-7-18 (A)	13,788	13,788
2.200%, 10-7-18 (A)	33,436	33,436
2.220%, 10-7-18 (A)	40,259	40,259
2.240%, 10-7-18 (A)	13,285	13,285

		116,623

Treasury Bills – 20.4%
U.S. Treasury Bills:
1.950%, 10-4-18	2,000	2,000
1.770%, 10-11-18	3,000	2,998
1.890%, 10-25-18	6,500	6,491
1.940%, 11-1-18	6,000	5,990
1.960%, 11-8-18	6,000	5,987
2.050%, 11-29-18	8,000	7,973

		31,439

UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Continued)	Principal	Value
Treasury Notes – 2.9%
U.S. Treasury Notes (3-Month USTMMR plus 17 bps),
2.360%, 10-1-18 (A)	$2,000	$2,000
U.S. Treasury Notes (3-Month USTMMR plus 4.8 bps),
2.240%, 10-2-18 (A)	1,000	1,000
U.S. Treasury Notes (3-Month USTMMR plus 7 bps),
2.260%, 10-7-18 (A)	1,500	1,500

		4,500

TOTAL UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS – 99.1%		$152,562
(Cost: $152,562)

TOTAL INVESTMENT SECURITIES – 99.6%		$153,327
(Cost: $153,327)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.4%		619

NET ASSETS – 100.0%		$153,946

Notes to Schedule of Investments

(A)

Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of September 30, 2018. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Corporate Obligations	$—	$765	$—
United States Government and Government Agency Obligations	—	152,562	—
Total	$—	$153,327	$—

During the period ended September 30, 2018, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

TB = Treasury Bill

USTMMR = U.S. Treasury Money Market Rate

See Accompanying Notes to Financial Statements.

2018	SEMIANNUAL REPORT	43

PORTFOLIO HIGHLIGHTS	IVY HIGH INCOME FUND

ALL DATA IS AS OF SEPTEMBER 30, 2018 (UNAUDITED)

Asset Allocation

Stocks	4.6%
Consumer Discretionary	1.8%
Financials	1.1%
Energy	1.1%
Consumer Staples	0.5%
Health Care	0.1%
Industrials	0.0%
Warrants	0.0%
Bonds	92.7%
Corporate Debt Securities	70.5%
Loans	22.2%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	2.7%

Quality Weightings

Non-Investment Grade	92.7%
BB	9.1%
B	47.1%
CCC	30.2%
Below CCC	1.2%
Non-rated	5.1%
Cash and Other Assets (Net of Liabilities), Cash Equivalents+ and Equities	7.3%

Our preference is to always use ratings obtained from Standard & Poor’s, Moody’s, and Fitch. It is each Portfolio’s general policy to classify such security at the lower rating level if only two ratings are available. If more than two ratings are available and a median exists, the median is used. If more than two ratings exist without a median, the lower of the two middle ratings is used. We do not evaluate these ratings, but simply assign them to the appropriate credit quality category as determined by the rating agency.

+

Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

44	SEMIANNUAL REPORT	2018

SCHEDULE OF INVESTMENTS	IVY HIGH INCOME FUND (in thousands)

SEPTEMBER 30, 2018 (UNAUDITED)

COMMON STOCKS	Shares		Value
Consumer Discretionary

Apparel Retail – 0.2%
True Religion Apparel, Inc. (A)(C)(D)	219		$12,237

Broadcasting – 0.1%
Cumulus Media, Inc., Class A (A)	217		3,705

Cable & Satellite – 0.1%
Altice N.V., Class A (A)(B)(E)	650		1,754
Altice USA, Inc., Class A	271		4,910

			6,664

Casinos & Gaming – 0.0%
New Cotai Participation Corp., Class B (A)(D)(F)	—	*	1,047

Education Services – 1.4%
Laureate Education, Inc., Class A (A)	5,108		78,866

Total Consumer Discretionary – 1.8%			102,519
Consumer Staples

Agricultural Products – 0.0%
ASG Warrant Corp. (A)(C)(D)	20		—	*

Total Consumer Staples – 0.0%			—	*
Energy

Oil & Gas Equipment & Services – 0.1%
Larchmont Resources LLC (A)(C)(F)	18		5,043

Oil & Gas Exploration & Production – 0.1%
Midstates Petroleum Co., Inc. (A)	749		6,676
Sabine Oil & Gas Corp. (A)(F)	5		338

			7,014

Total Energy – 0.2%			12,057
Financials

Other Diversified Financial Services – 0.8%
J.G. Wentworth Co. (The) (A)(C)(D)(F)	4,485		43,731

Specialized Finance – 0.3%
Maritime Finance Co. Ltd. (C)(D)(F)	1,750		17,145

Total Financials – 1.1%			60,876
Health Care

Pharmaceuticals – 0.1%
Concordia International Corp. (A)(B)(E)	351		7,071

Total Health Care – 0.1%			7,071

COMMON STOCKS (Continued)	Shares	Value
Industrials

Air Freight & Logistics – 0.0%
BIS Industries Ltd. (A)(C)(D)(F)	19,683	$1,338

Total Industrials – 0.0%		1,338

TOTAL COMMON STOCKS – 3.2%		$183,861
(Cost: $195,508)

PREFERRED STOCKS
Consumer Staples

Agricultural Products – 0.5%
Pinnacle Agriculture Enterprises LLC (A)(D)(F)	49,044	27,367

Total Consumer Staples – 0.5%		27,367
Energy

Oil & Gas Exploration & Production – 0.9%
Targa Resources Corp., 9.500% (F)	47	50,984

Total Energy – 0.9%		50,984
Financials

Other Diversified Financial Services – 0.0%
New Cotai Participation Corp., Class A Preferred (A)(D)(F)	25	7

Total Financials – 0.0%		7

TOTAL PREFERRED STOCKS – 1.4%		$78,358
(Cost: $74,752)

WARRANTS
Apparel Retail – 0.0%
St. John Knits International, Inc., expires 12-31-29 (D)(G)	48	113

Oil & Gas Exploration & Production – 0.0%
Sabine Oil & Gas Corp., expires 12-29-29 (F)(G)	20	150

		150

TOTAL WARRANTS – 0.0%		$263
(Cost: $145)

CORPORATE DEBT SECURITIES	Principal
Consumer Discretionary

Advertising – 0.4%
Acosta, Inc.,
7.750%, 10-1-22 (H)	$37,235	12,660
Outfront Media Capital LLC and Outfront Media Capital Corp.,
5.625%, 2-15-24	9,997	10,107

		22,767

CORPORATE DEBT SECURITIES (Continued)	Principal		Value
Automotive Retail – 0.6%
Allison Transmission, Inc.,
5.000%, 10-1-24 (H)		$5,787	$5,758
Penske Automotive Group, Inc.,
5.500%, 5-15-26		4,202	4,085
Sonic Automotive, Inc.,
5.000%, 5-15-23		24,788	23,363

			33,206

Broadcasting – 2.1%
Clear Channel International B.V.,
8.750%, 12-15-20 (H)		4,712	4,864
Clear Channel Outdoor Holdings, Inc.,
6.500%, 11-15-22		60,391	61,593
Clear Channel Worldwide Holdings, Inc., Series A,
7.625%, 3-15-20		1,380	1,384
Clear Channel Worldwide Holdings, Inc., Series B,
7.625%, 3-15-20		27,025	27,093
Sirius XM Radio, Inc.:
4.625%, 5-15-23 (H)		16,646	16,481
6.000%, 7-15-24 (H)		6,000	6,226

			117,641

Cable & Satellite – 10.6%
Altice Financing S.A.:
6.625%, 2-15-23 (H)		16,643	16,768
7.500%, 5-15-26 (H)		29,379	28,644
Altice France S.A.:
7.375%, 5-1-26 (E)(H)		69,508	69,581
8.125%, 2-1-27 (H)		48,800	50,142
Altice S.A.:
7.250%, 5-15-22 (E)(H)(I)	EUR	4,592	5,312
7.750%, 5-15-22 (E)(H)		$91,427	88,981
6.250%, 2-15-25 (H)(I)	EUR	4,462	4,831
7.625%, 2-15-25 (E)(H)		$27,045	24,510
Altice U.S. Finance I Corp.:
5.375%, 7-15-23 (H)		19,883	20,107
5.500%, 5-15-26 (H)		21,539	21,474
Block Communications, Inc.,
6.875%, 2-15-25 (H)		4,710	4,828
CCO Holdings LLC and CCO Holdings Capital Corp.:
5.500%, 5-1-26 (H)		8,288	8,195
5.000%, 2-1-28 (H)		27,490	25,838
CSC Holdings LLC,
5.375%, 2-1-28 (H)		30,790	29,404
DISH DBS Corp.:
6.750%, 6-1-21		12,353	12,616
5.875%, 7-15-22		13,090	12,771
5.875%, 11-15-24		11,998	10,783
7.750%, 7-1-26		17,979	17,035
Neptune Finco Corp.:
10.125%, 1-15-23 (H)		30,021	32,843
6.625%, 10-15-25 (H)		8,618	9,081
10.875%, 10-15-25 (H)		20,060	23,295
VTR Finance B.V.,
6.875%, 1-15-24 (H)		71,029	72,272

			589,311

Casinos & Gaming – 2.3%
Everi Payments, Inc.,
7.500%, 12-15-25 (H)		25,914	26,173

2018	SEMIANNUAL REPORT	45

SCHEDULE OF INVESTMENTS	IVY HIGH INCOME FUND (in thousands)

SEPTEMBER 30, 2018 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Casinos & Gaming (Continued)
Gateway Casinos & Entertainment Ltd.,
8.250%, 3-1-24 (H)	$17,195	$18,098
Golden Nugget, Inc.:
6.750%, 10-15-24 (H)	39,137	39,700
8.750%, 10-1-25 (H)	7,927	8,310
Stars Group Holdings B.V. and Stars Group (U.S.) Co-Borrower LLC,
7.000%, 7-15-26 (H)	15,488	15,979
Studio City Finance Ltd.,
8.500%, 12-1-20 (H)	2,201	2,206
Wynn Macau Ltd.:
4.875%, 10-1-24 (H)	5,405	5,088
5.500%, 10-1-27 (H)	13,880	12,995

		128,549

Education Services – 2.2%
Laureate Education, Inc.,
8.250%, 5-1-25 (H)	113,905	121,973

Hotels, Resorts & Cruise Lines – 0.3%
Boyne USA, Inc.,
7.250%, 5-1-25 (H)	15,111	15,980

Leisure Facilities – 0.2%
Cedar Fair L.P., Magnum Management Corp., Canada’s Wonderland Co. and Millennium Operations LLC,
5.375%, 4-15-27	12,760	12,409

Movies & Entertainment – 0.2%
WMG Acquisition Corp.,
5.500%, 4-15-26 (H)	11,644	11,557

Publishing – 0.6%
E.W. Scripps Co.,
5.125%, 5-15-25 (H)	2,370	2,278
MDC Partners, Inc.,
6.500%, 5-1-24 (E)(H)	30,300	26,816

		29,094

Restaurants – 0.5%
1011778 B.C. Unlimited Liability Co. and New Red Finance, Inc.,
5.000%, 10-15-25 (H)	31,413	30,078

Specialized Consumer Services – 0.3%
Nielsen Co. (Luxembourg) S.a.r.l. (The),
5.500%, 10-1-21 (H)	10,087	10,145
Nielsen Finance LLC and Nielsen Finance Co.,
5.000%, 4-15-22 (H)	5,409	5,279

		15,424

Specialty Stores – 1.2%
Arch Merger Sub, Inc.,
8.500%, 9-15-25 (E)(H)	45,080	42,319
Cumberland Farms, Inc.,
6.750%, 5-1-25 (H)	12,736	13,054

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Specialty Stores (Continued)
Party City Holdings, Inc.,
6.625%, 8-1-26 (H)	$11,596	$11,741

		67,114

Total Consumer Discretionary – 21.5%		1,195,103
Consumer Staples

Food Distributors – 0.6%
Performance Food Group, Inc.,
5.500%, 6-1-24 (H)	17,758	17,580
U.S. Foods, Inc.,
5.875%, 6-15-24 (H)	18,320	18,412

		35,992

Packaged Foods & Meats – 3.9%
JBS Investments GmbH (GTD by JBS S.A. and JBS Hungary Holdings Kft.),
7.750%, 10-28-20 (H)	3,300	3,354
JBS USA LLC and JBS USA Finance, Inc.:
5.875%, 7-15-24 (H)	35,747	35,211
5.750%, 6-15-25 (H)	29,000	28,239
JBS USA Lux S.A. and JBS USA Finance, Inc.,
6.750%, 2-15-28 (H)	19,445	19,323
Pilgrim’s Pride Corp.:
5.750%, 3-15-25 (H)	5,439	5,235
5.875%, 9-30-27 (H)	19,457	18,387
Post Holdings, Inc.:
5.500%, 3-1-25 (H)	6,059	6,010
5.000%, 8-15-26 (H)	8,493	8,031
5.750%, 3-1-27 (H)	37,477	36,821
Simmons Foods, Inc.:
7.750%, 1-15-24 (H)	7,744	8,015
5.750%, 11-1-24 (H)	67,921	52,045

		220,671

Total Consumer Staples – 4.5%		256,663
Energy

Oil & Gas Drilling – 1.4%
Ensco plc,
7.750%, 2-1-26	15,502	15,386
KCA Deutag UK Finance plc,
7.250%, 5-15-21 (H)	31,548	29,734
Offshore Drilling Holding S.A.,
8.375%, 9-20-20 (H)(J)	64,569	33,899
Offshore Group Investment Ltd.,
0.000%, 11-1-19 (D)(K)	20,035	—	*

		79,019

Oil & Gas Equipment & Services – 0.7%
Brand Energy & Infrastructure Services, Inc.,
8.500%, 7-15-25 (H)	20,086	20,646
McDermott Escrow 1, Inc. and McDermott Escrow 2, Inc.,
10.625%, 5-1-24 (H)	10,700	11,449

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Oil & Gas Equipment & Services (Continued)
SESI LLC,
7.125%, 12-15-21	$8,719	$8,841

		40,936

Oil & Gas Exploration & Production – 3.9%
Bellatrix Exploration Ltd.,
8.500%, 5-15-20 (H)	19,416	11,892
Chesapeake Energy Corp.:
7.000%, 10-1-24	27,050	27,050
8.000%, 1-15-25 (E)	2,525	2,606
Crownrock L.P.,
5.625%, 10-15-25 (H)	46,856	45,860
Endeavor Energy Resources L.P.:
5.500%, 1-30-26 (H)	15,582	15,582
5.750%, 1-30-28 (H)	11,167	11,167
Extraction Oil & Gas, Inc.,
5.625%, 2-1-26 (H)	21,000	18,585
Laredo Petroleum, Inc.,
6.250%, 3-15-23	5,489	5,489
Parsley Energy LLC and Parsley Finance Corp.,
5.625%, 10-15-27 (H)	10,936	10,963
Sanchez Energy Corp.,
7.250%, 2-15-23 (E)(H)	3,888	3,830
Seven Generations Energy Ltd.:
6.750%, 5-1-23 (H)	33,902	34,919
5.375%, 9-30-25 (H)	15,603	15,174
Ultra Resources, Inc.,
6.875%, 4-15-22 (H)	9,499	4,512
Whiting Petroleum Corp.,
6.625%, 1-15-26	7,787	8,099

		215,728

Oil & Gas Refining & Marketing – 1.8%
Callon Petroleum Co. (GTD by Callon Petroleum Operating Co.):
6.125%, 10-1-24	8,071	8,212
6.375%, 7-1-26	2,319	2,360
Comstock Escrow Corp.,
9.750%, 8-15-26 (H)	65,736	65,591
EP Energy LLC and Everest Acquisition Finance, Inc.,
7.750%, 5-15-26 (H)	11,584	11,859
QEP Resources, Inc., 5.625%, 3-1-26	9,650	9,228

		97,250

Total Energy – 7.8%		432,933
Financials

Consumer Finance – 0.9%
CURO Group Holdings Corp.,
8.250%, 9-1-25 (H)	19,334	18,609
Quicken Loans, Inc.,
5.750%, 5-1-25 (H)	32,851	32,810

		51,419

Financial Exchanges & Data – 1.2%
Financial & Risk U.S. Holdings, Inc.:
6.250%, 5-15-26 (H)	15,454	15,444

46	SEMIANNUAL REPORT	2018

SCHEDULE OF INVESTMENTS	IVY HIGH INCOME FUND (in thousands)

SEPTEMBER 30, 2018 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Financial Exchanges & Data (Continued)
8.250%, 11-15-26 (H)	$51,001	$50,692

		66,136

Insurance Brokers – 1.2%
NFP Corp.,
6.875%, 7-15-25 (H)	66,616	66,616

Investment Banking & Brokerage – 0.1%
VHF Parent LLC,
6.750%, 6-15-22 (H)	5,508	5,687

Other Diversified Financial Services – 4.0%
Balboa Merger Sub, Inc.,
11.375%, 12-1-21 (H)	38,431	41,025
Icahn Enterprises L.P. and Icahn Enterprises Finance Corp.:
6.250%, 2-1-22	23,366	23,950
6.375%, 12-15-25	7,788	7,817
New Cotai LLC and New Cotai Capital Corp.
(10.625% Cash or 10.625% PIK),
10.625%, 5-1-19 (H)(L)	155,578	152,466

		225,258

Property & Casualty Insurance – 1.0%
Amwins Group, Inc.,
7.750%, 7-1-26 (H)	19,386	20,161
Hub International Ltd.,
7.000%, 5-1-26 (H)	38,701	38,752

		58,913

Specialized Finance – 1.3%
Compass Group Diversified Holdings LLC,
8.000%, 5-1-26 (H)	15,494	15,959
Hadrian Merger Sub, Inc.,
8.500%, 5-1-26 (H)	28,417	27,138
Tervita Escrow Corp.,
7.625%, 12-1-21 (H)	7,723	7,964
TMX Finance LLC and TitleMax Finance Corp.,
11.125%, 4-1-23 (H)	23,138	23,138

		74,199

Thrifts & Mortgage Finance – 0.4%
Provident Funding Associates L.P. and PFG Finance Corp.,
6.375%, 6-15-25 (H)	19,671	19,671

Total Financials – 10.1%		567,899
Health Care

Health Care Facilities – 0.9%
DaVita HealthCare Partners, Inc.,
5.125%, 7-15-24	4,274	4,124
MPH Acquisition Holdings LLC,
7.125%, 6-1-24 (H)	13,779	14,323
Surgery Center Holdings, Inc.,
8.875%, 4-15-21 (E)(H)	29,213	30,418

		48,865

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Health Care Supplies – 0.6%
Kinetic Concepts, Inc. and KCI USA, Inc.,
12.500%, 11-1-21 (H)	$3,974	$4,373
Universal Hospital Services, Inc.,
7.625%, 8-15-20	31,342	31,456

		35,829

Health Care Technology – 1.1%
Verscend Holding Corp.,
9.750%, 8-15-26 (H)	60,328	62,213

Life Sciences Tools & Services – 0.9%
Avantor, Inc.:
6.000%, 10-1-24 (H)	13,248	13,447
9.000%, 10-1-25 (H)	35,039	36,134

		49,581

Pharmaceuticals – 1.7%
Concordia Healthcare Corp.,
8.000%, 9-6-24	2,610	2,551
HLF Financing S.a.r.l. LLC and Herbalife International, Inc.,
7.250%, 8-15-26 (H)	5,413	5,501
Jaguar Holding Co. II and Pharmaceutical Product Development LLC,
6.375%, 8-1-23 (H)	5,723	5,766
Valeant Pharmaceuticals International, Inc.:
5.500%, 3-1-23 (H)	789	759
5.500%, 11-1-25 (H)	7,811	7,797
9.000%, 12-15-25 (H)	5,419	5,833
9.250%, 4-1-26 (H)	15,514	16,736
8.500%, 1-31-27 (H)	11,585	12,164
VPII Escrow Corp.,
7.500%, 7-15-21 (H)	11,421	11,635
VRX Escrow Corp.:
5.875%, 5-15-23 (H)	12,592	12,224
6.125%, 4-15-25 (H)	11,848	11,268

		92,234

Total Health Care – 5.2%		288,722
Industrials

Aerospace & Defense – 2.7%
KLX, Inc.,
5.875%, 12-1-22 (H)	51,050	52,735
TransDigm UK Holdings plc,
6.875%, 5-15-26 (H)	13,157	13,502
TransDigm, Inc. (GTD by TransDigm Group, Inc.):
6.000%, 7-15-22	16,868	17,142
6.500%, 7-15-24	39,794	40,769
6.500%, 5-15-25	7,918	8,067
6.375%, 6-15-26	16,934	17,103

		149,318

Building Products – 0.3%
Summit Materials LLC and Summit Materials Finance Corp.,
6.125%, 7-15-23	7,058	7,158

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Building Products (Continued)
WESCO Distribution, Inc. (GTD by WESCO International, Inc.),
5.375%, 6-15-24	$8,383	$8,299

		15,457

Diversified Support Services – 0.6%
Ahern Rentals, Inc.,
7.375%, 5-15-23 (H)	25,226	24,848
Ritchie Bros. Auctioneers, Inc.,
5.375%, 1-15-25 (H)	6,054	6,051
United Rentals (North America), Inc. (GTD by United Rentals, Inc.),
5.875%, 9-15-26	2,710	2,781

		33,680

Environmental & Facilities Services – 1.0%
GFL Environmental, Inc.:
5.625%, 5-1-22 (H)	5,520	5,340
5.375%, 3-1-23 (H)	27,117	25,490
7.000%, 6-1-26 (H)	23,211	22,428
Waste Pro USA, Inc.,
5.500%, 2-15-26 (H)	2,140	2,092

		55,350

Security & Alarm Services – 0.9%
Prime Security Services Borrower LLC,
9.250%, 5-15-23 (H)	50,236	53,727

Total Industrials – 5.5%		307,532
Information Technology

Application Software – 1.6%
Kronos Acquisition Holdings, Inc.,
9.000%, 8-15-23 (H)	92,792	87,457

Data Processing & Outsourced Services – 2.5%
Alliance Data Systems Corp.,
5.375%, 8-1-22 (H)	42,718	43,038
Italics Merger Sub, Inc.,
7.125%, 7-15-23 (H)	86,728	88,773
j2 Cloud Services LLC and j2 Global, Inc.,
6.000%, 7-15-25 (H)	7,864	8,071

		139,882

IT Consulting & Other Services – 1.0%
Cardtronics, Inc. and Cardtronics USA, Inc.,
5.500%, 5-1-25 (H)	4,761	4,547
NCR Escrow Corp.,
6.375%, 12-15-23	29,376	29,927
Pioneer Holding Corp.,
9.000%, 11-1-22 (H)	23,446	24,208

		58,682

Total Information Technology – 5.1%		286,021

2018	SEMIANNUAL REPORT	47

SCHEDULE OF INVESTMENTS	IVY HIGH INCOME FUND (in thousands)

SEPTEMBER 30, 2018 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Materials

Aluminum – 1.6%
Constellium N.V.:
5.750%, 5-15-24 (H)	$21,281	$21,148
6.625%, 3-1-25 (E)(H)	32,160	32,562
5.875%, 2-15-26 (H)	14,677	14,365
Novelis Corp. (GTD by Novelis, Inc.):
6.250%, 8-15-24 (H)	12,449	12,698
5.875%, 9-30-26 (H)	8,281	8,085

		88,858

Commodity Chemicals – 0.5%
NOVA Chemicals Corp.:
4.875%, 6-1-24 (H)	19,673	18,940
5.250%, 6-1-27 (H)	7,869	7,328

		26,268

Construction Materials – 0.7%
Hillman Group, Inc. (The),
6.375%, 7-15-22 (H)	43,731	39,358

Fertilizers & Agricultural Chemicals – 1.1%
Pinnacle Operating Corp.,
9.000%, 5-15-23 (H)	70,641	62,871

Metal & Glass Containers – 0.4%
ARD Finance S.A. (7.125% Cash or 7.875% PIK),
7.125%, 9-15-23 (L)	4,604	4,661
ARD Securities Finance S.a.r.l. (8.750% Cash or 8.750% PIK),
8.750%, 1-31-23 (H)(L)	9,568	9,568
HudBay Minerals, Inc.:
7.250%, 1-15-23 (H)	3,257	3,347
7.625%, 1-15-25 (H)	4,887	5,046

		22,622

Paper Packaging – 0.1%
Flex Acquisition Co., Inc.,
6.875%, 1-15-25 (H)	5,672	5,417

Specialty Chemicals – 0.1%
Kraton Polymers LLC and Kraton Polymers Capital Corp.,
7.000%, 4-15-25 (H)	7,999	8,219

Total Materials – 4.5%		253,613
Telecommunication Services

Alternative Carriers – 0.5%
Consolidated Communications Finance II Co.,
6.500%, 10-1-22 (E)	30,952	29,250

Integrated Telecommunication Services – 5.0%
Frontier Communications Corp.:
6.875%, 1-15-25	30,443	18,504
11.000%, 9-15-25 (E)	51,015	39,777
8.500%, 4-1-26 (H)	19,411	18,343
GCI, Inc.,
6.875%, 4-15-25	29,696	30,707

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Integrated Telecommunication Services (Continued)
Olympus Merger Sub, Inc.,
8.500%, 10-15-25 (H)	$96,596	$88,627
Sprint Corp.:
7.250%, 9-15-21	36,708	38,773
7.875%, 9-15-23	24,291	26,170
7.125%, 6-15-24	5,951	6,181
7.625%, 3-1-26	11,584	12,259

		279,341

Wireless Telecommunication Service – 0.8%
Digicel Group Ltd.:
8.250%, 9-30-20 (H)	6,210	4,735
7.125%, 4-1-22 (H)	7,727	5,060
Digicel Ltd.,
6.750%, 3-1-23 (E)(H)	10,247	8,543
Sable International Finance Ltd.,
6.875%, 8-1-22 (H)	19,043	19,898
Sprint Nextel Corp.,
11.500%, 11-15-21	3,331	3,906

		42,142

Total Telecommunication Services – 6.3%		350,733

TOTAL CORPORATE DEBT SECURITIES – 70.5%		$3,939,219
(Cost: $4,011,335)

LOANS (M)
Consumer Discretionary

Advertising – 0.4%
Advantage Sales & Marketing, Inc. (ICE LIBOR plus 325 bps),
5.492%, 7-25-21 (D)	3,534	3,252
Advantage Sales & Marketing, Inc. (ICE LIBOR plus 650 bps),
8.742%, 7-25-22	25,100	21,021

		24,273

Apparel Retail – 2.1%
J. Crew Group, Inc. (ICE LIBOR plus 322 bps):
5.450%, 3-5-21	4,127	3,752
5.462%, 3-5-21	2,955	2,686
5.606%, 3-5-21	10,876	9,888
Talbots, Inc. (The) (ICE LIBOR plus 450 bps),
6.742%, 3-19-20	28,287	27,686
Talbots, Inc. (The) (ICE LIBOR plus 850 bps),
10.742%, 3-19-21	48,075	46,513
TRLG Intermediate Holdings LLC,
10.000%, 10-27-22 (C)	26,517	25,634

		116,159

Broadcasting – 0.3%
MLN U.S. Holdco LLC:
0.000%, 7-13-25 (N)	11,612	11,713
0.000%, 7-13-26 (N)	7,741	7,651

		19,364

LOANS (M) (Continued)	Principal	Value
Cable & Satellite – 0.0%
Liberty Cablevision of Puerto Rico LLC (ICE LIBOR plus 350 bps),
5.839%, 1-7-22	$581	$570

Education Services – 0.7%
Laureate Education, Inc. (ICE LIBOR plus 350 bps),
5.742%, 4-26-24	40,806	40,959

Housewares & Specialties – 0.4%
KIK Custom Products, Inc. (ICE LIBOR plus 400 bps),
6.242%, 5-15-23	22,374	22,256

Publishing – 0.1%
Recorded Books, Inc. (ICE LIBOR plus 450 bps),
6.886%, 8-31-25 (D)	6,961	7,013

Restaurants – 0.5%
NPC International, Inc. (ICE LIBOR plus 350 bps),
5.576%, 4-20-24	5,512	5,530
NPC International, Inc. (ICE LIBOR plus 750 bps),
9.576%, 4-18-25	22,640	22,810

		28,340

Specialized Consumer Services – 0.5%
Asurion LLC (ICE LIBOR plus 300 bps),
5.242%, 11-3-24	15,470	15,569
Asurion LLC (ICE LIBOR plus 600 bps),
8.742%, 8-4-25	11,666	11,980

		27,549

Specialty Stores – 1.0%
Jo-Ann Stores, Inc. (ICE LIBOR plus 500 bps),
7.509%, 10-16-23	20,618	20,695
Jo-Ann Stores, Inc. (ICE LIBOR plus 925 bps),
11.432%, 5-21-24	33,854	33,431

		54,126

Textiles – 0.4%
SIWF Holdings, Inc. (ICE LIBOR plus 425 bps),
6.408%, 6-15-25 (D)	23,167	23,341

Total Consumer Discretionary – 6.4%		363,950
Consumer Staples

Food Distributors – 0.3%
Dairyland USA Corp. (ICE LIBOR plus 400 bps),
6.080%, 6-22-22	14,001	14,054

48	SEMIANNUAL REPORT	2018

SCHEDULE OF INVESTMENTS	IVY HIGH INCOME FUND (in thousands)

SEPTEMBER 30, 2018 (UNAUDITED)

LOANS (M) (Continued)	Principal	Value
Hypermarkets & Super Centers – 0.4%
GOBP Holdings, Inc. (ICE LIBOR plus 825 bps),
10.492%, 10-21-22	$20,745	$20,745

Total Consumer Staples – 0.7%		34,799
Energy

Coal & Consumable Fuels – 1.1%
Foresight Energy LLC (ICE LIBOR plus 725 bps),
7.992%, 3-28-22	47,969	47,880
Westmoreland Coal Co.,
0.000%, 5-22-19 (N)	1,068	1,066
Westmoreland Coal Co. (3-Month U.S. LIBOR plus 825 bps),
10.562%, 5-22-19	4,806	4,796
Westmoreland Coal Co. (ICE LIBOR plus 650 bps),
8.834%, 12-16-20 (O)	28,608	7,557

		61,299

Oil & Gas Drilling – 0.0%
KCA Deutag Alpha Ltd.,
0.000%, 5-16-20 (N)	617	599

Oil & Gas Equipment & Services – 0.3%
Larchmont Resources LLC (11.330% Cash or 11.330% PIK),
11.330%, 8-7-20 (C)(D)(L)	16,603	16,354

Oil & Gas Exploration & Production – 0.2%
California Resources Corp. (ICE LIBOR plus 475 bps),
6.962%, 12-31-22	11,612	11,781

Oil & Gas Storage & Transportation – 1.0%
Bowie Resources Holdings LLC (ICE LIBOR plus 1,075 bps),
12.992%, 2-16-21	25,494	24,219
Bowie Resources Holdings LLC (ICE LIBOR plus 575 bps),
7.992%, 8-12-20	32,786	32,185

		56,404

Total Energy – 2.6%		146,437
Financials

Asset Management & Custody Banks – 0.4%
Edelman Financial Holdings II, Inc. (ICE LIBOR plus 675 bps),
9.092%, 7-20-26 (D)	24,780	25,276

Financial Exchanges & Data – 0.2%
Hudson River Trading LLC (ICE LIBOR plus 425 bps),
6.326%, 4-3-25 (D)	13,500	13,568

Insurance Brokers – 0.2%
NFP Corp. (ICE LIBOR plus 300 bps),
5.242%, 1-8-24	10,309	10,299

LOANS (M) (Continued)	Principal	Value
Investment Banking & Brokerage – 1.1%
Jane Street Group LLC (ICE LIBOR plus 375 bps),
5.992%, 8-25-22	$59,826	$60,025

Property & Casualty Insurance – 0.2%
Hub International Ltd. (ICE LIBOR plus 300 bps),
5.335%, 4-25-25	9,666	9,683

Specialized Finance – 0.9%
Mayfield Agency Borrower, Inc. (ICE LIBOR plus 450 bps),
6.742%, 2-28-25 (D)	37,706	37,894
Mayfield Agency Borrower, Inc. (ICE LIBOR plus 850 bps),
10.742%, 2-28-26 (D)	12,493	12,306

		50,200

Total Financials – 3.0%		169,051
Health Care

Health Care Equipment – 0.1%
LifeScan Global Corp.,
0.000%, 6-19-25 (D)(N)	3,873	3,699

Health Care Facilities – 1.0%
Gentiva Health Services, Inc. (ICE LIBOR plus 375 bps),
6.000%, 7-2-25 (D)	45,420	45,931
Gentiva Health Services, Inc. (ICE LIBOR plus 700 bps),
9.375%, 7-2-26	11,618	11,909

		57,840

Health Care Services – 0.5%
Heartland Dental LLC,
0.000%, 4-30-25 (N)	3,785	3,785
Heartland Dental LLC (ICE LIBOR plus 375 bps),
5.992%, 4-30-25	25,168	25,168

		28,953

Health Care Technology – 1.0%
Verscend Holding Corp. (ICE LIBOR plus 450 bps),
6.742%, 8-27-25	55,170	55,607

Life Sciences Tools & Services – 0.0%
Avantor, Inc. (ICE LIBOR plus 400 bps),
6.242%, 11-22-24	1,461	1,478

Pharmaceuticals – 0.1%
Concordia International Corp. (ICE LIBOR plus 550 bps),
7.620%, 9-6-24	7,195	7,021

Total Health Care – 2.7%		154,598

LOANS (M) (Continued)	Principal	Value
Industrials

Building Products – 0.4%
Hampton Rubber Co. & SEI Holding Corp. (ICE LIBOR plus 800 bps),
10.242%, 3-27-22	$23,667	$21,656

Construction & Engineering – 1.2%
McDermott Technology (Americas), Inc. (ICE LIBOR plus 500 bps),
7.242%, 5-10-25	48,199	48,851
Tensar International Corp. (ICE LIBOR plus 850 bps),
10.886%, 7-10-22 (D)	18,232	16,774

		65,625

Diversified Support Services – 0.3%
USS Ultimate Holdings, Inc. (ICE LIBOR plus 375 bps),
5.992%, 8-25-24	9,288	9,369
USS Ultimate Holdings, Inc. (ICE LIBOR plus 775 bps),
9.992%, 8-25-25	7,819	7,819

		17,188

Industrial Conglomerates – 0.7%
PAE Holding Corp. (ICE LIBOR plus 550 bps),
7.886%, 10-20-22	34,907	34,951
PAE Holding Corp. (ICE LIBOR plus 950 bps),
11.886%, 10-20-23	6,112	6,112

		41,063

Industrial Machinery – 1.4%
Dynacast International LLC (ICE LIBOR plus 850 bps),
10.886%, 1-30-23 (D)	81,082	79,866

Total Industrials – 4.0%		225,398
Information Technology

Application Software – 0.2%
Applied Systems, Inc. (ICE LIBOR plus 700 bps),
9.386%, 9-19-25	12,484	12,679

Data Processing & Outsourced Services – 0.6%
Colorado Buyer, Inc. (ICE LIBOR plus 300 bps),
9.360%, 5-1-25	14,224	14,212
Great Dane Merger Sub, Inc. (ICE LIBOR plus 375 bps),
5.992%, 5-21-25 (D)	19,300	19,324

		33,536

Internet Software & Services – 0.3%
TravelCLICK, Inc. & TCH-2 Holdings LLC (ICE LIBOR plus 775 bps),
9.992%, 11-12-21 (D)	15,807	15,767

Total Information Technology – 1.1%		61,982

2018	SEMIANNUAL REPORT	49

SCHEDULE OF INVESTMENTS	IVY HIGH INCOME FUND (in thousands)

SEPTEMBER 30, 2018 (UNAUDITED)

LOANS (M) (Continued)	Principal	Value
Materials

Construction Materials – 0.5%
Hillman Group, Inc. (The),
0.000%, 5-31-25 (N)	$26,273	$25,964

Paper Packaging – 0.3%
Ranpak (Rack Merger) (ICE LIBOR plus 725 bps),
9.408%, 10-1-22 (D)	16,912	16,912

Total Materials – 0.8%		42,876
Telecommunication Services

Integrated Telecommunication Services – 0.9%
West Corp. (3-Month ICE LIBOR plus 400 bps),
6.242%, 10-10-24	50,991	50,805

Total Telecommunication Services – 0.9%		50,805

TOTAL LOANS – 22.2%		$1,249,896
(Cost: $1,267,868)

SHORT-TERM SECURITIES
Commercial Paper (P) – 2.9%
Clorox Co. (The):
2.223%, 10-4-18	6,000	5,997
2.740%, 10-15-18	7,200	7,192
Comcast Corp.:
2.760%, 10-16-18	5,000	4,994
2.740%, 10-17-18	7,000	6,991
E.I. du Pont de Nemours and Co.,
2.850%, 10-11-18	5,000	4,996

SHORT-TERM SECURITIES (Continued)	Principal	Value
Commercial Paper (P) (Continued)
Harley-Davidson Financial Services (GTD by Harley-Davidson Credit Corp.),
2.720%, 10-18-18	$5,000	$4,993
International Paper Co.:
2.292%, 10-2-18	5,000	4,999
2.302%, 10-3-18	4,000	3,998
J.M. Smucker Co. (The),
2.400%, 10-1-18	4,688	4,687
NBCUniversal Enterprise, Inc.,
2.184%, 10-4-18	6,000	5,998
Northern Illinois Gas Co.,
2.401%, 10-3-18	10,000	9,997
Walgreens Boots Alliance, Inc.:
2.302%, 10-2-18	5,000	4,999
2.304%, 10-4-18	15,000	14,994
2.920%, 10-10-18	10,000	9,992
2.880%, 10-11-18	3,000	2,997
2.850%, 10-12-18	8,000	7,992
Wisconsin Electric Power Co.:
2.223%, 10-2-18	12,000	11,997
2.252%, 10-3-18	32,000	31,989
2.250%, 10-4-18	10,000	9,996

		159,798

Master Note – 0.0%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
2.470%, 10-5-18 (Q)	119	119

Money Market Funds – 0.4%
Dreyfus Institutional Preferred Government Money Market Fund –Institutional Shares, 2.140%, (R)(S)	22,763	22,763

SHORT-TERM SECURITIES (Continued)	Principal	Value
Municipal Obligations – 0.2%
SC Pub Svc Auth, Rev Commercial Paper Notes, Ser DD (GTD by Bank of America N.A.),
2.330%, 10-17-18	$5,000	$5,000
Trap Rock Industries, Inc., Var Demand Bonds, Ser 2005 (GTD by Wachovia Bank N.A.) (1-Week U.S. LIBOR plus 10 bps),
2.240%, 10-7-18 (Q)	4,325	4,325

		9,325

United States Government Agency Obligations – 0.0%
Overseas Private Investment Corp. (GTD by U.S. Government) (3-Month U.S. TB Rate),
2.200%, 10-7-18 (Q)	450	450

TOTAL SHORT-TERM SECURITIES – 3.5%		$192,455
(Cost: $192,489)

TOTAL INVESTMENT SECURITIES – 100.8%		$5,644,052
(Cost: $5,742,097)

LIABILITIES, NET OF CASH AND OTHER ASSETS (T) – (0.8)%		(42,279)

NET ASSETS – 100.0%		$5,601,773

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	Listed on an exchange outside the United States.

(C)	Deemed to be an affiliate due to the Fund owning at least 5% of the voting securities.

(D)	Securities whose value was determined using significant unobservable inputs.

(E)	All or a portion of securities with an aggregate value of $36,865 are on loan.

(F)	Restricted securities. At September 30, 2018, the Fund owned the following restricted securities:

Security	Acquisition Date(s)	Shares		Cost	Market Value

BIS Industries Ltd.

J.G. Wentworth Co. (The)

Larchmont Resources LLC

Maritime Finance Co. Ltd.

New Cotai Participation Corp., Class B

Sabine Oil & Gas Corp.

New Cotai Participation Corp., Class A Preferred

Pinnacle Agriculture Enterprises LLC

Targa Resources Corp., 9.500%

Sabine Oil & Gas Corp., expires 12-29-29

	12-22-17 1-25-18 12-8-16 9-19-13 4-12-13 12-7-16 8-17-18 3-10-17 10-24-17 12-7-16	19,683 4,485 18 1,750 — 5 25 49,044 47 20	*	$1,852 39,515 6,189 30,172 803 233 7 22,291 52,454 145	$1,338 43,731 5,043 17,145 1,047 338 7 27,367 50,984 150

				$153,661	$147,150

50	SEMIANNUAL REPORT	2018

SCHEDULE OF INVESTMENTS	IVY HIGH INCOME FUND (in thousands)

SEPTEMBER 30, 2018 (UNAUDITED)

The total value of these securities represented 2.6% of net assets at September 30, 2018.

(G)

Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(H)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2018 the total value of these securities amounted to $3,247,377 or 58.0 % of net assets.

(I)	Principal amounts are denominated in the indicated foreign currency, where applicable (EUR - Euro).

(J)

Step bond that pays an initial coupon rate for the first period and then a higher or lower coupon rate for the following periods. Interest rate disclosed is that which is in effect at September 30, 2018.

(K)	Zero coupon bond.

(L)	Payment-in-kind bond which may pay interest in additional par and/or in cash. Rates shown are the current rate and possible payment rates.

(M)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2018. Description of the reference rate and spread, if applicable, are included in the security description.

(N)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.

(O)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(P)	Rate shown is the yield to maturity at September 30, 2018.

(Q)

Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(R)	Investment made with cash collateral received from securities on loan.

(S)	Rate shown is the annualized 7-day yield at September 30, 2018.

(T)	Cash of $160 has been pledged as collateral on OTC forward foreign currency contracts.

The following forward foreign currency contracts were outstanding at September 30, 2018:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
Euro	10,129	U.S. Dollar	11,842	10-5-18	Morgan Stanley International	$79	$—

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of September 30, 2018. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$89,235	$—	$13,284
Consumer Staples	—	—	—	*
Energy	6,676	5,381	—
Financials	—	—	60,876
Health Care	7,071	—	—
Industrials	—	—	1,338
Total Common Stocks	$102,982	$5,381	$75,498
Preferred Stocks	—	50,984	27,374
Warrants	—	150	113
Corporate Debt Securities	—	3,939,219	—	*
Loans	—	912,619	337,277
Short-Term Securities	22,763	169,692	—
Total	$125,745	$5,078,045	$440,262
Forward Foreign Currency Contracts	$—	$79	$—

2018	SEMIANNUAL REPORT	51

SCHEDULE OF INVESTMENTS	IVY HIGH INCOME FUND (in thousands)

SEPTEMBER 30, 2018 (UNAUDITED)

During the period ended September 30, 2018, securities totaling $5,374 were transferred from Level 2 to Level 1. These transfers were the result of fair value procedures applied to international securities due to significant market movement of the S&P 500 on March 31, 2018. Transfers out of Level 2 represent the values as of the beginning of the reporting period.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Preferred Stocks	Warrants	Corporate Debt		Loans
Beginning Balance 4-1-18	$73,298	$44,140	$— *	$—	*	$263,028
Net realized gain (loss)	—	—	—	—		456
Net change in unrealized appreciation (depreciation)	2,200	(16,773)	(1)	—		(10,640)
Purchases	—	—	—	—		123,148
Sales	—	—	—	—		(60,654)
Amortization/Accretion of premium/discount	—	—	—	—		258
Transfers into Level 3 during the period	—	—	114	—		46,266
Transfers out of Level 3 during the period	—	—	—	—		(24,585)
Ending Balance 9-30-18	$75,498	$27,374	$113	$—	*	$337,277
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 9-30-18	$2,200	$(16,773)	$(1)	$—		$(2,128)

Transfers from Level 2 to Level 3 occurred primarily due to the lack of observable market data due to decreased market activity or information for these securities. Transfers from Level 3 to Level 2 occurred primarily due to the increased availability of observable market data due to increased market activity or information. As shown above, transfers in and out of Level 3 represent the values as of the beginning of the reporting period.

Information about Level 3 fair value measurements:

	Fair Value at 9-30-18		Valuation Technique(s)	Unobservable Input(s)	Input Value(s)
Assets

Common Stocks	$12,237		Market comparable approach	Adjusted EBITDA multiple	9.19x
	1,047		Market comparable approach	Adjusted revenue multiple	10.34x
				Illiquidity discount	10%
	—	*	Market comparable approach	No market color	N/A
	43,731		Market comparable approach	Broker quotes	N/A
	17,145		Market comparable approach	Company financials	N/A
	1,338		Market comparable approach	Adjusted EBITDA multiple	5.36x

Preferred Stocks	27,367		Market comparable approach	Adjusted EBITDA multiple	11.10x
				Illiquidity discount	10%
	7		Cost approach	Cost of position	0

Warrants	113		Market comparable approach	No market color	N/A

Corporate Debt	—	*	Cost approach	Cost of position	0

Loans	337,277		Third-party vendor pricing service	Broker quotes	N/A

Significant increases (decreases) in the adjusted revenue multiple and adjusted EBITDA multiple inputs could result in higher (lower) fair value measurement. However, significant increases (decreases) in the illiquidity discount input could result in a lower (higher) fair value measurement.

The following acronyms are used throughout this schedule:

GTD = Guaranteed

ICE = Intercontinental Exchange

LIBOR = London Interbank Offered Rate

PIK = Payment in Kind

OTC = Over the Counter

TB = Treasury Bill

See Accompanying Notes to Financial Statements.

52	SEMIANNUAL REPORT	2018

PORTFOLIO HIGHLIGHTS	IVY INTERNATIONAL CORE EQUITY FUND

ALL DATA IS AS OF SEPTEMBER 30, 2018 (UNAUDITED)

Asset Allocation

Stocks	97.6%
Financials	16.2%
Industrials	14.0%
Consumer Staples	13.1%
Information Technology	12.8%
Energy	11.7%
Consumer Discretionary	8.9%
Health Care	7.7%
Telecommunication Services	6.4%
Materials	6.3%
Real Estate	0.5%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	2.4%

Country Weightings

Europe	59.7%
United Kingdom	15.2%
France	13.5%
Switzerland	9.3%
Germany	8.4%
Other Europe	13.3%
Pacific Basin	32.4%
Japan	15.6%
China	8.1%
Other Pacific Basin	8.7%
North America	4.7%
Canada	3.7%
Other North America	1.0%
South America	0.8%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	2.4%

Top 10 Equity Holdings

Company	Country	Sector	Industry
Total S.A.	France	Energy	Integrated Oil & Gas
Orange S.A.	France	Telecommunication Services	Integrated Telecommunication Services
SAP AG	Germany	Information Technology	Application Software
Nestle S.A., Registered Shares	Switzerland	Consumer Staples	Packaged Foods & Meats
Roche Holdings AG, Genusscheine	Switzerland	Health Care	Pharmaceuticals
Subaru Corp.	Japan	Consumer Discretionary	Automobile Manufacturers
Airbus SE	France	Industrials	Aerospace & Defense
Isuzu Motors Ltd.	Japan	Consumer Discretionary	Automobile Manufacturers
Danone S.A.	France	Consumer Staples	Packaged Foods & Meats
Bayer AG	Germany	Health Care	Pharmaceuticals

See your advisor or www.ivyinvestments.com for more information on the Fund’s most recent published Top 10 Equity Holdings.

+

Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

2018	SEMIANNUAL REPORT	53

SCHEDULE OF INVESTMENTS	IVY INTERNATIONAL CORE EQUITY FUND (in thousands)

SEPTEMBER 30, 2018 (UNAUDITED)

COMMON STOCKS	Shares	Value
Australia

Energy – 0.5%
Oil Search Ltd.	5,172	$33,758

Materials – 2.3%
BHP Billiton plc	2,178	47,444
BHP Billiton plc ADR	779	34,258
Newcrest Mining Ltd.	5,228	73,352

		155,054

Total Australia – 2.8%		188,812
Brazil

Information Technology – 0.8%
MercadoLibre, Inc.	168	57,323

Total Brazil – 0.8%		57,323
Canada

Energy – 3.7%
Canadian Natural Resources Ltd.	2,859	93,385
Seven Generations Energy Ltd., Class A (A)	6,262	74,655
Suncor Energy, Inc.	2,294	88,760

		256,800

Total Canada – 3.7%		256,800
China

Consumer Discretionary – 1.2%
Huayu Automotive Systems Co. Ltd., A Shares	25,219	82,519

Consumer Staples – 1.4%
Wuliangye Yibin Co. Ltd., A Shares	9,792	96,764

Financials – 1.3%
China Construction Bank Corp.	101,863	89,003

Industrials – 0.7%
Han’s Laser Technology Industry Group Co. Ltd., A Shares	8,203	50,547

Information Technology – 2.4%
Alibaba Group Holding Ltd. ADR (A)	473	77,849
Baidu.com, Inc. ADR (A)	392	89,644

		167,493

Telecommunication Services – 1.2%
China Unicom Ltd.	67,200	79,146

Total China – 8.2%		565,472
Denmark

Industrials – 1.1%
A.P. Moller - Maersk A/S	55	77,166

Total Denmark – 1.1%		77,166

COMMON STOCKS (Continued)	Shares	Value
France

Consumer Staples – 1.8%
Danone S.A.	1,610	$124,689

Energy – 2.5%
Total S.A. (B)	2,724	176,580

Financials – 2.5%
Axa S.A.	3,358	90,271
Societe Generale S.A.	1,900	81,538

		171,809

Industrials – 3.2%
Airbus SE	1,075	135,048
Schneider Electric S.A.	1,146	92,230

		227,278

Information Technology – 1.0%
Criteo S.A. ADR (A)	2,923	67,052

Telecommunication Services – 2.4%
Orange S.A.	10,427	166,272

Total France – 13.4%		933,680
Germany

Consumer Discretionary – 1.3%
adidas AG	353	86,490

Health Care – 4.5%
Bayer AG	1,398	124,200
Fresenius Medical Care AG & Co. KGaA	1,024	105,330
Fresenius SE & Co. KGaA	1,073	78,755

		308,285

Information Technology – 2.2%
SAP AG	1,237	152,220

Real Estate – 0.5%
Deutsche Wohnen AG	778	37,322

Total Germany – 8.5%		584,317
Hong Kong

Financials – 2.4%
AIA Group Ltd.	10,818	96,598
Hong Kong Exchanges and Clearing Ltd.	2,522	72,153

		168,751

Total Hong Kong – 2.4%		168,751
India

Financials – 1.0%
Axis Bank Ltd.	8,618	72,910

Total India – 1.0%		72,910

COMMON STOCKS (Continued)	Shares	Value
Ireland

Materials – 1.4%
CRH plc	3,048	$99,808

Total Ireland – 1.4%		99,808
Italy

Financials – 0.9%
UniCredit S.p.A.	4,312	64,900

Total Italy – 0.9%		64,900
Japan

Consumer Discretionary – 3.9%
Isuzu Motors Ltd.	8,529	134,443
Subaru Corp.	4,550	139,350

		273,793

Consumer Staples – 1.0%
Calbee, Inc.	2,188	72,018

Energy – 1.3%
Inpex Corp.	7,239	90,282

Financials – 2.9%
Kabushiki Kaisha Mitsubishi Tokyo Financial Group	15,924	99,382
Tokio Marine Holdings, Inc.	2,060	102,202

		201,584

Industrials – 2.6%
Komatsu Ltd.	2,959	90,017
SMC Corp.	284	91,002

		181,019

Information Technology – 2.0%
Tokyo Electron Ltd.	535	73,530
Yahoo Japan Corp.	19,051	68,577

		142,107

Telecommunication Services – 1.7%
Nippon Telegraph and Telephone Corp.	2,618	118,250

Total Japan – 15.4%		1,079,053
Luxembourg

Energy – 1.3%
Tenaris S.A.	2,888	48,381
Tenaris S.A. ADR	1,300	43,569

		91,950

Materials – 1.6%
ArcelorMittal	3,549	110,419

Total Luxembourg – 2.9%		202,369
Netherlands

Consumer Staples – 1.3%
Koninklijke Ahold Delhaize N.V.	3,996	91,639

54	SEMIANNUAL REPORT	2018

SCHEDULE OF INVESTMENTS	IVY INTERNATIONAL CORE EQUITY FUND (in thousands)

SEPTEMBER 30, 2018 (UNAUDITED)

COMMON STOCKS (Continued)	Shares	Value
Energy – 1.8%
Royal Dutch Petroleum Co., New York Shares	511	$34,796
Royal Dutch Shell plc, Class A	2,597	89,189

		123,985

Total Netherlands – 3.1%		215,624
Norway

Financials – 1.2%
DNB ASA	3,843	80,869

Total Norway – 1.2%		80,869
South Korea

Information Technology – 1.4%
Samsung Electronics Co. Ltd.	2,296	96,149

Total South Korea – 1.4%		96,149
Spain

Industrials – 1.2%
ACS Actividades de Construccion y Servicios S.A.	1,876	79,872

Total Spain – 1.2%		79,872
Sweden

Financials – 1.5%
Swedbank AB	4,080	101,142

Total Sweden – 1.5%		101,142
Switzerland

Consumer Staples – 2.1%
Nestle S.A., Registered Shares	1,728	144,088

Financials – 1.3%
UBS Group AG	5,564	87,882

Health Care – 3.2%
Novartis AG ADR	426	36,699
Novartis AG, Registered Shares	498	42,799
Roche Holdings AG, Genusscheine	592	143,488

		222,986

Industrials – 2.8%
Adecco S.A.	1,465	76,951
Ferguson plc	1,364	115,825

		192,776

Total Switzerland – 9.4%		647,732
Taiwan

Information Technology – 1.1%
MediaTek, Inc.	9,200	74,275

Total Taiwan – 1.1%		74,275

COMMON STOCKS (Continued)	Shares	Value
United Kingdom

Consumer Discretionary – 2.5%
Compass Group plc	3,472	$77,198
Whitbread plc	1,605	98,665

		175,863

Consumer Staples – 5.5%
British American Tobacco plc	2,145	100,215
Imperial Tobacco Group plc	2,417	84,143
Reckitt Benckiser Group plc	1,028	94,017
Unilever plc	1,841	101,150

		379,525

Energy – 0.6%
FMC Technologies, Inc.	1,328	41,504

Financials – 1.2%
Standard Chartered plc	10,334	85,740

Industrials – 2.4%
Babcock International Group plc	7,674	72,315
BAE Systems plc	10,726	88,047

		160,362

Information Technology – 0.9%
Amdocs Ltd.	942	62,130

Materials – 1.0%
Rio Tinto plc	1,248	63,094
Rio Tinto plc ADR	207	10,562

		73,656

Telecommunication Services – 1.1%
BT Group plc	26,605	78,129

Total United Kingdom – 15.2%		1,056,909
United States

Information Technology – 1.0%
Cognizant Technology Solutions Corp., Class A	918	70,824

Total United States – 1.0%		70,824

TOTAL COMMON STOCKS – 97.6%		$6,774,757
(Cost: $6,467,116)

SHORT-TERM SECURITIES	Principal
Commercial Paper (C) – 0.5%
Comcast Corp.:
2.401%, 10-2-18	$3,000	2,999
2.352%, 10-9-18	1,144	1,143
2.760%, 10-16-18	8,244	8,234
Diageo Capital plc (GTD by Diageo plc)
2.870%, 10-11-18	3,003	3,001
E.I. du Pont de Nemours and Co.
2.244%, 10-9-18	1,667	1,666

SHORT-TERM SECURITIES (Continued)	Principal	Value
Commercial Paper (C) (Continued)
Kroger Co. (The)
2.350%, 10-1-18	$3,750	$3,749
McCormick & Co., Inc.
2.251%, 10-2-18	5,000	4,999
Northern Illinois Gas Co.
2.200%, 10-12-18	3,000	2,997
Wisconsin Gas LLC
2.170%, 10-2-18	4,000	3,999

		32,787

Master Note – 0.0%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps)
2.470%, 10-5-18 (D)	1,294	1,294

Money Market Funds – 0.1%
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares
2.140%, (E)(F)	6,869	6,869

Municipal Obligations – 0.1%
University of California (1-Month U.S. LIBOR plus 8 bps)
2.100%, 10-7-18 (D)	8,000	8,000

United States Government Agency Obligations – 0.0%
Overseas Private Investment Corp. (GTD by U.S. Government) (3-Month U.S. TB Rate)
2.220%, 10-7-18 (D)	1,000	1,000

TOTAL SHORT-TERM SECURITIES – 0.7%		$49,950
(Cost: $49,956)

TOTAL INVESTMENT SECURITIES – 98.3%		$6,824,707
(Cost: $6,517,072)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.7%		114,762

NET ASSETS – 100.0%		$6,939,469

2018	SEMIANNUAL REPORT	55

SCHEDULE OF INVESTMENTS	IVY INTERNATIONAL CORE EQUITY FUND (in thousands)

SEPTEMBER 30, 2018 (UNAUDITED)

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	All or a portion of securities with an aggregate value of $6,541 are on loan.

(C)	Rate shown is the yield to maturity at September 30, 2018.

(D)

Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(E)	Rate shown is the annualized 7-day yield at September 30, 2018.

(F)	Investment made with cash collateral received from securities on loan.

(G)	Principal amounts are denominated in the indicated foreign currency, where applicable (EUR - Euro).

The following total return swap agreements were outstanding at September 30, 2018:

Underlying Security	Counterparty	Maturity Date	Notional Amount (A)	Financing Fee(1)(2)	Value	Upfront Payments/ (Receipts)	Unrealized Depreciation
TechnipFMC plc	Goldman Sachs International	09/28/2020	EUR 13,945	1-Month EURIBOR less 30 bps	$(65)	$—	$(65)

(1)	The Fund pays the financing fee multiplied by the notional amount each month.

(2)

At the termination date, a net cash flow is exchanged where the market-linked total return is equivalent to the return of the underlying security less a financing rate, if any. As the payer, a Fund would owe payments on any net positive total return, and would receive payments in the event of a negative total return.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of September 30, 2018. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$6,774,757	$—	$—
Short-Term Securities	6,869	43,081	—
Total	$6,781,626	$43,081	$—

Liabilities
Total Return Swaps	$—	$65	$—

During the period ended September 30, 2018, securities totaling $5,307,297 were transferred from Level 2 to Level 1. These transfers were the result of fair value procedures applied to international securities due to significant market movement of the S&P 500 on March 31, 2018. Transfers out of Level 2 represent the values as of the beginning of the reporting period.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

TB = Treasury Bill

56	SEMIANNUAL REPORT	2018

SCHEDULE OF INVESTMENTS	IVY INTERNATIONAL CORE EQUITY FUND (in thousands)

SEPTEMBER 30, 2018 (UNAUDITED)

Market Sector Diversification
(as a % of net assets)
Financials	16.2%
Industrials	14.0%
Consumer Staples	13.1%
Information Technology	12.8%
Energy	11.7%
Consumer Discretionary	8.9%
Health Care	7.7%
Telecommunication Services	6.4%
Materials	6.3%
Real Estate	0.5%
Other+	2.4%

+	Includes cash and other assets (net of liabilities), and cash equivalents

See Accompanying Notes to Financial Statements.

2018	SEMIANNUAL REPORT	57

PORTFOLIO HIGHLIGHTS	IVY LARGE CAP GROWTH FUND

ALL DATA IS AS OF SEPTEMBER 30, 2018 (UNAUDITED)

Asset Allocation

Stocks	99.1%
Information Technology	44.8%
Consumer Discretionary	18.8%
Health Care	12.8%
Industrials	11.5%
Financials	6.4%
Consumer Staples	2.6%
Real Estate	1.2%
Energy	1.0%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	0.9%

Top 10 Equity Holdings

Company	Sector	Industry
Microsoft Corp.	Information Technology	Systems Software
Apple, Inc.	Information Technology	Technology Hardware, Storage & Peripherals
Amazon.com, Inc.	Consumer Discretionary	Internet & Direct Marketing Retail
MasterCard, Inc., Class A	Information Technology	Data Processing & Outsourced Services
Visa, Inc., Class A	Information Technology	Data Processing & Outsourced Services
CME Group, Inc.	Financials	Financial Exchanges & Data
salesforce.com, Inc.	Information Technology	Application Software
V.F. Corp.	Consumer Discretionary	Apparel, Accessories & Luxury Goods
Home Depot, Inc. (The)	Consumer Discretionary	Home Improvement Retail
NIKE, Inc., Class B	Consumer Discretionary	Footwear

See your advisor or www.ivyinvestments.com for more information on the Fund’s most recently published Top 10 Equity Holdings.

+

Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

58	SEMIANNUAL REPORT	2018

SCHEDULE OF INVESTMENTS	IVY LARGE CAP GROWTH FUND (in thousands)

SEPTEMBER 30, 2018 (UNAUDITED)

COMMON STOCKS	Shares	Value
Consumer Discretionary

Apparel, Accessories & Luxury Goods – 3.1%
V.F. Corp.	1,346	$125,812

Automobile Manufacturers – 0.4%
Ferrari N.V.	119	16,347

Cable & Satellite – 0.6%
Comcast Corp., Class A	678	24,019

Footwear – 3.0%
NIKE, Inc., Class B	1,429	121,082

Home Improvement Retail – 3.1%
Home Depot, Inc. (The)	591	122,405

Internet & Direct Marketing Retail – 7.4%
Amazon.com, Inc. (A)	121	242,615
Booking Holdings, Inc. (A)	26	52,179

		294,794

Specialty Stores – 1.2%
Ulta Beauty, Inc. (A)	165	46,634

Total Consumer Discretionary – 18.8%		751,093
Consumer Staples

Soft Drinks – 1.9%
Monster Beverage Corp. (A)	1,267	73,835

Tobacco – 0.7%
Philip Morris International, Inc.	352	28,669

Total Consumer Staples – 2.6%		102,504
Energy

Oil & Gas Equipment & Services – 1.0%
Halliburton Co.	1,033	41,855

Total Energy – 1.0%		41,855
Financials

Financial Exchanges & Data – 5.2%
CME Group, Inc.	918	156,167
S&P Global, Inc.	258	50,391

		206,558

Investment Banking & Brokerage – 1.2%
Charles Schwab Corp. (The)	984	48,369

Total Financials – 6.4%		254,927
Health Care

Health Care Equipment – 5.1%
Abiomed, Inc. (A)	81	36,205
Danaher Corp.	735	79,843
Intuitive Surgical, Inc. (A)	157	90,118

		206,166

COMMON STOCKS (Continued)	Shares	Value
Managed Health Care – 2.8%
UnitedHealth Group, Inc.	416	$110,620

Pharmaceuticals – 4.9%
Elanco Animal Health, Inc. (A)	116	4,041
Pfizer, Inc.	1,922	84,707
Zoetis, Inc.	1,155	105,715

		194,463

Total Health Care – 12.8%		511,249
Industrials

Aerospace & Defense – 2.6%
Lockheed Martin Corp.	120	41,619
Northrop Grumman Corp.	190	60,395

		102,014

Construction Machinery & Heavy Trucks – 1.9%
Caterpillar, Inc.	493	75,193

Industrial Machinery – 2.1%
Stanley Black & Decker, Inc.	587	85,946

Railroads – 1.1%
Union Pacific Corp.	265	43,166

Research & Consulting Services – 2.5%
Verisk Analytics, Inc., Class A (A)	830	100,008

Trucking – 1.3%
J.B. Hunt Transport Services, Inc.	438	52,060

Total Industrials – 11.5%		458,387
Information Technology

Application Software – 9.6%
Adobe Systems, Inc. (A)	444	119,885
Intuit, Inc.	327	74,269
NVIDIA Corp.	120	33,694
salesforce.com, Inc. (A)	968	153,941

		381,789

Data Processing & Outsourced Services – 12.6%
FleetCor Technologies, Inc. (A)	151	34,495
MasterCard, Inc., Class A	816	181,739
PayPal, Inc. (A)	1,200	105,434
Visa, Inc., Class A	1,208	181,234

		502,902

Home Entertainment Software – 2.2%
Electronic Arts, Inc. (A)	717	86,391

Internet Software & Services – 6.0%
Alphabet, Inc., Class A (A)	90	108,154
Alphabet, Inc., Class C (A)	61	73,266
Facebook, Inc., Class A (A)	364	59,831

		241,251

COMMON STOCKS (Continued)	Shares	Value
Semiconductors – 0.7%
Microchip Technology, Inc.	348	$27,479

Systems Software – 7.3%
Microsoft Corp.	2,535	289,871

Technology Hardware, Storage & Peripherals – 6.4%
Apple, Inc.	1,142	257,849

Total Information Technology – 44.8%		1,787,532
Real Estate

Specialized REITs – 1.2%
American Tower Corp., Class A	321	46,598

Total Real Estate – 1.2%		46,598

TOTAL COMMON STOCKS – 99.1%		$3,954,145
(Cost: $2,223,684)

SHORT-TERM SECURITIES	Principal
Commercial Paper (B) – 0.6%
Diageo Capital plc (GTD by Diageo plc),
2.870%, 10-11-18	$4,000	3,997
International Paper Co.,
2.880%, 10-11-18	7,900	7,893
J.M. Smucker Co. (The),
2.400%, 10-1-18	4,170	4,169
Northern Illinois Gas Co.,
2.200%, 10-12-18	5,000	4,995
Wisconsin Electric Power Co.,
2.252%, 10-3-18	3,000	2,999

		24,053

Master Note – 0.0%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
2.470%, 10-5-18 (C)	1,018	1,018

United States Government Agency Obligations – 0.4%
Overseas Private Investment Corp. (GTD by U.S. Government) (3-Month U.S. TB Rate):
2.220%, 10-7-18 (C)	15,000	15,000

		15,000

TOTAL SHORT-TERM SECURITIES – 1.0%		$40,071
(Cost: $40,076)

TOTAL INVESTMENT SECURITIES – 100.1%		$3,994,216
(Cost: $2,263,760)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.1)%		(4,894)

NET ASSETS – 100.0%		$3,989,322

2018	SEMIANNUAL REPORT	59

SCHEDULE OF INVESTMENTS	IVY LARGE CAP GROWTH FUND (in thousands)

SEPTEMBER 30, 2018 (UNAUDITED)

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at September 30, 2018.

(C)

Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of September 30, 2018. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$3,954,145	$—	$—
Short-Term Securities	—	40,071	—
Total	$3,954,145	$40,071	$—

During the period ended September 30, 2018, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

REIT = Real Estate Investment Trust

TB = Treasury Bill

See Accompanying Notes to Financial Statements.

60	SEMIANNUAL REPORT	2018

PORTFOLIO HIGHLIGHTS	IVY LIMITED-TERM BOND FUND

ALL DATA IS AS OF SEPTEMBER 30, 2018 (UNAUDITED)

Asset Allocation

Bonds	85.0%
Corporate Debt Securities	43.4%
United States Government and Government Agency Obligations	38.4%
Municipal Bonds - Taxable	2.4%
Asset-Backed Securities	0.6%
Mortgage-Backed Securities	0.2%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	15.0%

Quality Weightings

Investment Grade	80.3%
AAA	3.3%
AA	33.6%
A	18.7%
BBB	24.7%
Non-Investment Grade	4.7%
BB	1.9%
B	1.1%
Non-rated	1.7%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	15.0%

Our preference is to always use ratings obtained from Standard & Poor’s, Moody’s, and Fitch. It is each Portfolio’s general policy to classify such security at the lower rating level if only two ratings are available. If more than two ratings are available and a median exists, the median is used. If more than two ratings exist without a median, the lower of the two middle ratings is used. We do not evaluate these ratings, but simply assign them to the appropriate credit quality category as determined by the rating agency.

+

Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

2018	SEMIANNUAL REPORT	61

SCHEDULE OF INVESTMENTS	IVY LIMITED-TERM BOND FUND (in thousands)

SEPTEMBER 30, 2018 (UNAUDITED)

ASSET-BACKED SECURITIES	Principal	Value
American Airlines Class AA Pass Through Certificates, Series 2016-2,
3.200%, 6-15-28	$2,766	$2,633
SBA Tower Trust, Series 2016-1 (GTD by SBA Guarantor LLC and SBA Holdings LLC),
2.877%, 7-9-21 (A)	5,500	5,408

TOTAL ASSET-BACKED SECURITIES – 0.6%		$8,041
(Cost: $8,278)

CORPORATE DEBT SECURITIES
Consumer Discretionary

Auto Parts & Equipment – 0.3%
Lear Corp.,
5.375%, 3-15-24	3,175	3,264

General Merchandise Stores – 0.8%
Dollar General Corp.,
3.250%, 4-15-23	2,137	2,086
Family Dollar Stores, Inc.,
5.000%, 2-1-21	8,509	8,732

		10,818

Total Consumer Discretionary – 1.1%		14,082
Consumer Staples

Brewers – 0.4%
Molson Coors Brewing Co.:
1.900%, 3-15-19	2,070	2,062
2.250%, 3-15-20	2,750	2,709

		4,771

Distillers & Vintners – 0.5%
Constellation Brands, Inc.,
2.250%, 11-6-20	7,000	6,840

Packaged Foods & Meats – 0.4%
Smithfield Foods, Inc.,
2.700%, 1-31-20 (A)	5,000	4,923

Soft Drinks – 0.1%
PepsiCo, Inc.,
3.100%, 7-17-22	2,082	2,072

Total Consumer Staples – 1.4%		18,606
Energy

Oil & Gas Equipment & Services – 1.0%
Enterprise Products Operating LLC (GTD by Enterprise Products Partners L.P.):
6.500%, 1-31-19	8,250	8,348
2.800%, 2-15-21	4,500	4,442

		12,790

Oil & Gas Exploration & Production – 1.1%
Aker BP ASA,
6.000%, 7-1-22 (A)	2,360	2,434

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Oil & Gas Exploration & Production (Continued)
EQT Corp.,
8.125%, 6-1-19	$11,520	$11,894

		14,328

Oil & Gas Storage & Transportation – 2.5%
Enbridge, Inc.,
2.900%, 7-15-22	2,913	2,825
EQT Midstream Partners L.P.,
4.750%, 7-15-23	3,500	3,548
Kinder Morgan Energy Partners L.P.:
3.500%, 3-1-21	6,000	6,017
3.450%, 2-15-23	6,590	6,460
Plains All American Pipeline L.P. and PAA Finance Corp.,
3.850%, 10-15-23	8,200	8,074
Sunoco Logistics Partners Operations L.P. (GTD by Sunoco Logistics Partners L.P.),
4.400%, 4-1-21	5,700	5,798

		32,722

Total Energy – 4.6%		59,840
Financials

Asset Management & Custody Banks – 0.6%
Ares Capital Corp.,
3.875%, 1-15-20	7,280	7,309

Consumer Finance – 5.4%
Ally Financial, Inc.:
3.250%, 11-5-18	4,498	4,496
4.125%, 3-30-20	10,896	10,937
American Honda Finance Corp.,
7.625%, 10-1-18 (A)	5,000	5,000
Discover Financial Services,
3.950%, 11-6-24	3,150	3,079
Ford Motor Credit Co. LLC:
2.551%, 10-5-18	8,500	8,500
2.681%, 1-9-20	3,700	3,661
3.470%, 4-5-21	1,000	988
General Motors Financial Co., Inc. (GTD by AmeriCredit Financial Services, Inc.):
2.400%, 5-9-19	5,115	5,101
3.500%, 7-10-19	4,500	4,519
3.200%, 7-6-21	5,000	4,940
Hyundai Capital America,
2.550%, 4-3-20 (A)	3,600	3,540
Synchrony Financial,
2.600%, 1-15-19	15,770	15,757

		70,518

Diversified Banks – 6.3%
ABN AMRO Bank N.V.,
2.100%, 1-18-19 (A)	8,000	7,985
Bank of America Corp.:
3.499%, 5-17-22	3,500	3,498
4.100%, 7-24-23	2,850	2,901
Bank of New York Mellon Corp. (The),
2.300%, 9-11-19	12,750	12,688

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Diversified Banks (Continued)
BB&T Corp.,
2.050%, 5-10-21	$5,000	$4,843
Branch Banking and Trust Co.,
1.450%, 5-10-19	10,875	10,800
Cooperatieve Rabobank U.A.,
3.875%, 9-26-23 (A)	5,000	4,985
KeyBank N.A.,
2.300%, 9-14-22	4,000	3,822
Mitsubishi UFJ Financial Group, Inc.:
3.535%, 7-26-21	3,250	3,255
2.998%, 2-22-22	2,000	1,957
Mizuho Financial Group, Inc.,
2.273%, 9-13-21	4,400	4,235
Nordea Bank AB (3-Month U.S. LIBOR plus 94 bps),
3.250%, 8-30-23 (A)(B)	7,000	7,024
Northern Trust Corp.,
2.375%, 8-2-22	7,525	7,252
U.S. Bancorp,
5.125%, 1-15-67	6,600	6,789

		82,034

Investment Banking & Brokerage – 2.4%
Daiwa Securities Group, Inc.,
3.129%, 4-19-22 (A)	5,000	4,874
Goldman Sachs Group, Inc. (The):
2.600%, 12-27-20	5,000	4,920
2.350%, 11-15-21	5,000	4,813
3.000%, 4-26-22	3,250	3,185
Morgan Stanley:
5.750%, 1-25-21	6,000	6,304
4.875%, 11-1-22	5,250	5,438
Morgan Stanley (3-Month U.S. LIBOR plus 110 bps),
3.413%, 5-31-23 (B)	1,700	1,700

		31,234

Life & Health Insurance – 2.5%
Athene Global Funding:
2.875%, 10-23-18 (A)	15,450	15,453
2.750%, 4-20-20 (A)	1,585	1,565
New York Life Global Funding,
1.550%, 11-2-18 (A)	6,500	6,495
Principal Life Global Funding II,
2.625%, 11-19-20 (A)	9,500	9,369

		32,882

Other Diversified Financial Services – 2.9%
Citigroup, Inc.:
2.650%, 10-26-20	9,000	8,880
2.700%, 3-30-21	4,893	4,809
JPMorgan Chase & Co.:
4.350%, 8-15-21	3,820	3,916
2.972%, 1-15-23	4,087	3,980
3.000%, 2-27-30 (C)	3,390	3,129
USAA Capital Corp.,
2.450%, 8-1-20 (A)	13,865	13,672

		38,386

62	SEMIANNUAL REPORT	2018

SCHEDULE OF INVESTMENTS	IVY LIMITED-TERM BOND FUND (in thousands)

SEPTEMBER 30, 2018 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Property & Casualty Insurance – 0.7%
ACE INA Holdings, Inc. (GTD by ACE Ltd.),
2.300%, 11-3-20	$5,500	$5,400
Berkshire Hathaway, Inc.,
2.100%, 8-14-19	3,820	3,800

		9,200

Regional Banks – 1.2%
PNC Bank N.A.,
2.550%, 12-9-21	4,000	3,897
PNC Funding Corp. (GTD by PNC Financial Services Group, Inc.),
6.700%, 6-10-19	3,500	3,592
Sumitomo Mitsui Banking Corp. (3-Month U.S. LIBOR plus 35 bps),
2.686%, 1-17-20 (B)	6,000	6,011
Sumitomo Mitsui Trust Bank Ltd.,
2.050%, 3-6-19 (A)	1,500	1,496

		14,996

Specialized Finance – 1.5%
Diamond 1 Finance Corp. and Diamond 2 Finance Corp.,
3.480%, 6-1-19 (A)	5,625	5,639
International Lease Finance Corp.,
6.250%, 5-15-19	11,500	11,724
Syngenta Finance N.V.,
3.698%, 4-24-20 (A)	2,250	2,248

		19,611

Total Financials – 23.5%		306,170
Health Care

Biotechnology – 0.3%
Amgen, Inc.,
2.200%, 5-11-20	4,000	3,942

Health Care Supplies – 0.3%
Stryker Corp.,
2.625%, 3-15-21	3,025	2,979

Managed Health Care – 0.9%
Halfmoon Parent, Inc.,
3.200%, 9-17-20 (A)	11,900	11,855

Pharmaceuticals – 0.4%
AbbVie, Inc.,
2.000%, 11-6-18	2,000	1,999
Bayer U.S. Finance II LLC,
3.875%, 12-15-23 (A)	3,500	3,476

		5,475

Total Health Care – 1.9%		24,251

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Industrials

Aerospace & Defense – 2.1%
BAE Systems Holdings, Inc.,
6.375%, 6-1-19 (A)	$10,893	$11,130
KLX, Inc.,
5.875%, 12-1-22 (A)	13,300	13,739
Northrop Grumman Corp.,
3.250%, 8-1-23	2,000	1,964

		26,833

Airlines – 0.4%
Aviation Capital Group Corp.,
2.875%, 1-20-22 (A)	4,000	3,874
Delta Air Lines, Inc.,
3.400%, 4-19-21	1,875	1,863

		5,737

Diversified Support Services – 0.3%
United Rentals (North America), Inc. (GTD by United Rentals, Inc.),
4.625%, 7-15-23	3,500	3,526

Industrial Conglomerates – 0.4%
General Electric Capital Corp.,
5.012%, 1-1-24	5,640	5,797

Total Industrials – 3.2%		41,893
Information Technology

Communications Equipment – 0.3%
L-3 Communications Corp.,
3.950%, 5-28-24	4,280	4,218

Data Processing & Outsourced Services – 0.4%
Visa, Inc.,
2.800%, 12-14-22	5,350	5,245

Semiconductors – 0.2%
Broadcom Corp. and Broadcom Cayman Finance Ltd. (GTD by Broadcom Ltd.),
2.375%, 1-15-20	2,750	2,718

Systems Software – 1.0%
CA, Inc.,
5.375%, 12-1-19	8,297	8,481
Microsoft Corp.,
2.875%, 2-6-24	4,000	3,909

		12,390

Total Information Technology – 1.9%		24,571
Materials

Specialty Chemicals – 0.6%
Methanex Corp.,
3.250%, 12-15-19	8,632	8,598

Total Materials – 0.6%		8,598

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Real Estate

Industrial REITs – 0.3%
Air Lease Corp.,
2.500%, 3-1-21	$3,700	$3,614

Specialized REITs – 1.8%
American Tower Corp.:
5.900%, 11-1-21	7,200	7,654
2.250%, 1-15-22	7,500	7,158
Crown Castle International Corp.:
2.250%, 9-1-21	3,000	2,882
4.875%, 4-15-22	3,099	3,197
5.250%, 1-15-23	2,745	2,877

		23,768

Total Real Estate – 2.1%		27,382
Telecommunication Services

Integrated Telecommunication Services – 0.3%
AT&T, Inc.,
5.875%, 10-1-19	3,900	4,011

Wireless Telecommunication Service – 0.4%
Crown Castle Towers LLC,
3.222%, 5-15-22 (A)	4,830	4,725

Total Telecommunication Services – 0.7%		8,736
Utilities

Electric Utilities – 2.4%
CenterPoint Energy, Inc.,
2.500%, 9-1-22 (D)	4,000	3,822
Duke Energy Carolinas LLC,
2.500%, 3-15-23	5,000	4,805
Entergy Texas, Inc.,
2.550%, 6-1-21	7,225	7,034
MidAmerican Energy Co.,
3.700%, 9-15-23	3,000	3,014
National Rural Utilities Cooperative Finance Corp.:
1.650%, 2-8-19	3,600	3,588
2.400%, 4-25-22	4,975	4,807
Virginia Electric and Power Co., Series C,
2.750%, 3-15-23	3,940	3,815

		30,885

Total Utilities – 2.4%		30,885

TOTAL CORPORATE DEBT SECURITIES – 43.4%		$565,014
(Cost: $571,203)

2018	SEMIANNUAL REPORT	63

SCHEDULE OF INVESTMENTS	IVY LIMITED-TERM BOND FUND (in thousands)

SEPTEMBER 30, 2018 (UNAUDITED)

MORTGAGE-BACKED SECURITIES	Principal	Value
Commercial Mortgage-Backed Securities – 0.2%
Bear Stearns Deutsche Bank Trust, Commercial Mortgage Pass-Through Certificates, Series 2005-AFR1, Class C,
5.097%, 9-15-27 (A)	$2,500	$2,551

TOTAL MORTGAGE-BACKED SECURITIES – 0.2%		$2,551
(Cost: $2,727)

MUNICIPAL BONDS – TAXABLE
California – 1.6%
Alameda Corridor Trans Auth, Taxable Sr Lien Rev Bonds, Ser 1999C,
6.500%, 10-1-19	3,765	3,829
CA Various Purp GO Bonds,
7.700%, 11-1-30	10,050	10,943
CA Various Purp GO Rfdg Bonds,
7.950%, 3-1-36	5,875	6,264

		21,036

Texas – 0.8%
Dallas Independent Sch Dist, Unlimited Tax Sch Bldg Bonds, Ser 2010C,
6.450%, 2-15-35	5,650	6,058
Katy Independent Sch Dist (Fort Bend, Harris and Waller Cntys, TX), Unlimited Tax Sch Bldg Bonds, Ser 2010D,
6.349%, 2-15-41	4,540	4,741

		10,799

TOTAL MUNICIPAL BONDS – TAXABLE – 2.4%		$31,835
(Cost: $32,313)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Agency Obligations – 0.5%
Federal Home Loan Bank,
2.000%, 11-25-31	1,000	913
U.S. Department of Transportation,
6.001%, 12-7-21 (A)	5,670	6,159

		7,072

Mortgage-Backed Obligations – 14.1%
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 250 bps),
4.614%, 11-25-24 (A)(B)	5,211	5,269
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 255 bps),
4.664%, 6-25-27 (A)(B)	3,504	3,583

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS (Continued)	Principal	Value
Mortgage-Backed Obligations (Continued)
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (5-Year U.S. Treasury index plus 300 bps),
5.354%, 2-25-47 (A)(B)	$6,420	$6,692
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (Mortgage spread to 1-Month U.S. LIBOR):
5.364%, 6-25-21 (A)(B)	3,115	3,138
6.114%, 9-25-22 (A)(B)	1,436	1,458
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (Mortgage spread to 2-year U.S. Treasury index),
3.885%, 2-25-45 (A)(B)	8,500	8,507
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (Mortgage spread to 3-year U.S. Treasury index):
5.686%, 4-25-20 (A)(B)	4,950	5,093
4.493%, 1-25-46 (A)(B)	5,958	6,084
4.119%, 2-25-46 (A)(B)	390	394
4.565%, 12-25-48 (A)(B)	14,446	14,743
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (Mortgage spread to 5-year U.S. Treasury index):
4.489%, 12-25-44 (A)(B)	17,000	17,446
4.005%, 5-25-45 (A)(B)	6,500	6,538
3.615%, 8-25-46 (A)(B)	2,250	2,230
4.753%, 11-25-46 (A)(B)	8,000	8,220
3.681%, 11-25-47 (A)(B)	2,050	2,010
3.667%, 2-25-48 (A)(B)	4,000	3,993
4.012%, 2-25-50 (A)(B)	6,142	6,003
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (Mortgage spread to 7-year U.S. Treasury index):
3.801%, 11-25-49 (A)(B)	3,650	3,532
3.764%, 11-25-50 (A)(B)	4,850	4,643
Federal Home Loan Mortgage Corp. Fixed Rate Participation Certificates:
5.500%, 4-1-20	75	76
3.000%, 9-1-28	7,198	7,122
3.000%, 5-15-44	2,421	2,384
Federal National Mortgage Association Agency REMIC/CMO,
2.000%, 6-25-39	12,106	11,636
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
4.478%, 12-1-19	6,992	7,075
4.646%, 7-1-20	6,088	6,168
4.381%, 6-1-21	9,109	9,348
5.500%, 2-1-22	277	283
3.500%, 8-1-26	3,088	3,107
2.000%, 10-25-41	11,245	10,578
2.000%, 12-25-42	1,447	1,424
2.500%, 7-25-45	2,119	2,007
2.500%, 9-25-45	3,411	3,282

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS (Continued)	Principal	Value
Mortgage-Backed Obligations (Continued)
Government National Mortgage Association Agency REMIC/CMO,
2.000%, 3-16-42	$5,251	$5,007
Government National Mortgage Association Fixed Rate Pass-Through Certificates,
3.500%, 4-20-34	4,570	4,524

		183,597

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 14.6%		$190,669
(Cost: $196,397)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Obligations – 23.8%
U.S. Treasury Notes:
1.625%, 4-30-19	6,000	5,971
1.500%, 5-31-19	12,500	12,418
1.625%, 7-31-19	5,000	4,960
1.750%, 9-30-19	12,000	11,893
1.750%, 11-30-19	10,000	9,892
2.375%, 4-30-20	32,000	31,801
2.500%, 6-30-20	9,000	8,954
2.625%, 7-31-20	50,000	49,838
2.125%, 8-31-20	4,000	3,948
2.625%, 8-31-20	8,000	7,972
2.000%, 1-15-21	11,500	11,283
2.625%, 5-15-21	20,000	19,877
2.250%, 7-31-21	27,000	26,538
2.750%, 8-15-21	25,000	24,908
2.000%, 12-31-21	5,000	4,861
2.000%, 2-15-22	11,000	10,683
2.000%, 7-31-22	16,500	15,952
2.000%, 10-31-22	17,500	16,875
2.125%, 12-31-22	25,000	24,191
2.750%, 4-30-23	7,000	6,943

		309,758

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 23.8%		$309,758
(Cost: $311,082)

SHORT-TERM SECURITIES
Commercial Paper (E) – 14.1%
AT&T, Inc.,
2.930%, 5-30-19	14,000	13,730
Energy Transfer L.P.:
2.803%, 10-3-18	34,000	33,987
2.802%, 10-4-18	20,000	19,991
3.120%, 10-15-18	4,000	3,995
General Motors Financial Co., Inc.:
2.452%, 10-3-18	3,500	3,499
2.506%, 10-9-18	8,000	7,993
Harley-Davidson Financial Services (GTD by Harley-Davidson Credit Corp.),
2.720%, 10-18-18	8,500	8,488

64	SEMIANNUAL REPORT	2018

SCHEDULE OF INVESTMENTS	IVY LIMITED-TERM BOND FUND (in thousands)

SEPTEMBER 30, 2018 (UNAUDITED)

SHORT-TERM SECURITIES (Continued)	Principal	Value
Commercial Paper (E) (Continued)
J.M. Smucker Co. (The),
2.400%, 10-1-18	$1,842	$1,842
Kansas City Power & Light Co.:
2.321%, 10-1-18	10,000	9,998
2.421%, 10-3-18	10,000	9,997
Sherwin-Williams Co. (The):
2.452%, 10-4-18	5,000	4,998
2.500%, 10-15-18	14,000	13,985
Virginia Electric and Power Co.,
2.730%, 10-18-18	5,000	4,993
Walgreens Boots Alliance, Inc.:
2.302%, 10-2-18	5,000	4,999
2.920%, 10-10-18	5,000	4,996
2.880%, 10-11-18	8,000	7,993
2.850%, 10-12-18	25,000	24,976

SHORT-TERM SECURITIES (Continued)	Principal	Value
Commercial Paper (E) (Continued)
Wisconsin Electric Power Co.,
2.250%, 10-4-18	$2,775	$2,774

		183,234

Master Note – 0.3%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
2.470%, 10-5-18 (F)	4,010	4,010

Money Market Funds – 0.0%
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares,
2.140%, (G)(H)	5	5

Value

TOTAL SHORT-TERM SECURITIES – 14.4%	$187,249
(Cost: $187,274)

TOTAL INVESTMENT SECURITIES – 99.4%	$1,295,117
(Cost: $1,309,274)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.6%	8,028

NET ASSETS – 100.0%	$1,303,145

Notes to Schedule of Investments

(A)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2018 the total value of these securities amounted to $269,195 or 20.7% of net assets.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2018. Description of the reference rate and spread, if applicable, are included in the security description.

(C)

Step bond that pays an initial coupon rate for the first period and then a higher or lower coupon rate for the following periods. Interest rate disclosed is that which is in effect at September 30, 2018.

(D)	All or a portion of securities with an aggregate value of $5 are on loan.

(E)	Rate shown is the yield to maturity at September 30, 2018.

(F)

Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(G)	Investment made with cash collateral received from securities on loan.

(H)	Rate shown is the annualized 7-day yield at September 30, 2018.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of September 30, 2018. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Asset-Backed Securities	$—	$8,041	$—
Corporate Debt Securities	—	565,014	—
Mortgage-Backed Securities	—	2,551	—
Municipal Bonds	—	31,835	—
United States Government Agency Obligations	—	190,669	—
United States Government Obligations	—	309,758	—
Short-Term Securities	5	187,244	—
Total	$5	$1,295,112	$—

During the period ended September 30, 2018, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

REMIC = Real Estate Mortgage Investment Conduit

REIT = Real Estate Investment Trust

See Accompanying Notes to Financial Statements.

2018	SEMIANNUAL REPORT	65

PORTFOLIO HIGHLIGHTS	IVY MANAGED INTERNATIONAL OPPORTUNITIES FUND

ALL DATA IS AS OF SEPTEMBER 30, 2018 (UNAUDITED)

Ivy Managed International Opportunities Fund – Asset Allocation

Ivy International Core Equity Fund, Class N	45.2%
Ivy Emerging Markets Equity Fund, Class N	15.3%
Ivy Global Growth Fund, Class N	9.9%
Ivy Pzena International Value Fund, Class N	9.8%
Ivy European Opportunities Fund, Class N	5.0%
Ivy Global Income Allocation Fund, Class N	4.9%
Ivy Global Equity Income Fund, Class N	4.9%
Ivy IG International Small Cap Fund, Class N	4.8%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	0.2%

The percentages of investments in the underlying funds may not currently be within the target allocation ranges disclosed in the Fund’s prospectus due to market movements; these percentages are expected to change over time, and deviation from the target allocation ranges due to market movements is permitted by the prospectus.

+

Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

66	SEMIANNUAL REPORT	2018

SCHEDULE OF INVESTMENTS	IVY MANAGED INTERNATIONAL OPPORTUNITIES FUND (in thousands)

SEPTEMBER 30, 2018 (UNAUDITED)

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy Emerging Markets Equity Fund, Class N	1,590	$30,393
Ivy European Opportunities Fund, Class N	300	9,908
Ivy Global Equity Income Fund, Class N	696	9,706
Ivy Global Growth Fund, Class N	378	19,700
Ivy Global Income Allocation Fund, Class N	634	9,815
Ivy IG International Small Cap Fund, Class N	781	9,618
Ivy International Core Equity Fund, Class N	4,527	89,818
Ivy Pzena International Value Fund, Class N	1,025	19,359

TOTAL AFFILIATED MUTUAL FUNDS – 99.8%		$198,317
(Cost: $171,572)

SHORT-TERM SECURITIES	Principal	Value
Master Note – 0.1%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
2.470%, 10-5-18 (A)	$269	$269

TOTAL SHORT-TERM SECURITIES – 0.1%		$269
(Cost: $269)

TOTAL INVESTMENT SECURITIES – 99.9%		$198,586
(Cost: $171,841)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.1%		118

NET ASSETS – 100.0%		$198,704

Notes to Schedule of Investments

(A)

Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of September 30, 2018. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$198,317	$—	$—
Short-Term Securities	—	269	—
Total	$198,317	$269	$—

During the period ended September 30, 2018, there were no transfers between Level 1 and 2.

The following acronym is used throughout this schedule:

LIBOR = London Interbank Offered Rate

See Accompanying Notes to Financial Statements.

2018	SEMIANNUAL REPORT	67

PORTFOLIO HIGHLIGHTS	IVY MICRO CAP GROWTH FUND

ALL DATA IS AS OF SEPTEMBER 30, 2018 (UNAUDITED)

Asset Allocation

Stocks	91.1%
Health Care	33.1%
Information Technology	30.6%
Industrials	14.3%
Consumer Discretionary	5.5%
Consumer Staples	2.7%
Real Estate	2.5%
Energy	1.7%
Financials	0.7%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	8.9%

Top 10 Equity Holdings

Company	Sector	Industry
Tactile Systems Technology, Inc.	Health Care	Health Care Equipment
8x8, Inc.	Information Technology	Application Software
Tabula Rasa HealthCare, Inc.	Health Care	Health Care Technology
Mimecast Ltd.	Information Technology	Internet Software & Services
Aerie Pharmaceuticals, Inc.	Health Care	Pharmaceuticals
Kornit Digital Ltd.	Industrials	Industrial Machinery
EVO Payments, Inc., Class A	Information Technology	Data Processing & Outsourced Services
Cornerstone OnDemand, Inc.	Information Technology	Internet Software & Services
Five9, Inc.	Information Technology	Internet Software & Services
PetIQ, Inc.	Health Care	Health Care Distributors

See your advisor or www.ivyinvestments.com for more information on the Fund’s most recently published Top 10 Equity Holdings.

+

Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

68	SEMIANNUAL REPORT	2018

SCHEDULE OF INVESTMENTS	IVY MICRO CAP GROWTH FUND (in thousands)

SEPTEMBER 30, 2018 (UNAUDITED)

COMMON STOCKS	Shares	Value
Consumer Discretionary

Apparel Retail – 0.5%
Boot Barn Holdings, Inc. (A)	39	$1,119

Apparel, Accessories & Luxury Goods – 0.6%
Movado Group, Inc.	30	1,257

Auto Parts & Equipment – 2.1%
Motorcar Parts of America, Inc. (A)	186	4,359

Homebuilding – 0.4%
Installed Building Products, Inc. (A)	21	823

Specialty Stores – 1.9%
Hibbett Sports, Inc. (A)	44	827
Sportsman’s Warehouse Holdings, Inc. (A)	528	3,089

		3,916

Total Consumer Discretionary – 5.5%		11,474
Consumer Staples

Distillers & Vintners – 1.9%
MGP Ingredients, Inc. (B)	50	3,974

Packaged Foods & Meats – 0.8%
Calavo Growers, Inc.	17	1,594

Total Consumer Staples – 2.7%		5,568
Energy

Oil & Gas Equipment & Services – 0.6%
NCS Multistage Holdings, Inc. (A)	73	1,200

Oil & Gas Exploration & Production – 1.1%
Ring Energy, Inc. (A)	236	2,339

Total Energy – 1.7%		3,539
Financials

Thrifts & Mortgage Finance – 0.7%
Federal Agricultural Mortgage Corp., Class C	20	1,407

Total Financials – 0.7%		1,407
Health Care

Biotechnology – 1.4%
Natera, Inc. (A)	122	2,929

Health Care Distributors – 2.8%
PetIQ, Inc. (A)(B)	148	5,806

Health Care Equipment – 11.0%
AxoGen, Inc. (A)	144	5,318
K2M Group Holdings, Inc. (A)	207	5,663
Tactile Systems Technology, Inc. (A)	166	11,774

		22,755

COMMON STOCKS (Continued)	Shares	Value
Health Care Supplies – 1.8%
OrthoPediatrics Corp. (A)	70	$2,546
Sientra, Inc. (A)	51	1,223

		3,769

Health Care Technology – 9.7%
Evolent Health, Inc., Class A (A)	178	5,063
Neuronetics, Inc. (A)	102	3,280
Ra Medical Systems, Inc. (A)	121	2,204
Tabula Rasa HealthCare, Inc. (A)	119	9,663

		20,210

Pharmaceuticals – 6.4%
Aerie Pharmaceuticals, Inc. (A)	140	8,636
Intersect ENT, Inc. (A)	119	3,430
Revance Therapeutics, Inc. (A)	44	1,098

		13,164

Total Health Care – 33.1%		68,633
Industrials

Aerospace & Defense – 2.9%
AAR Corp.	32	1,551
Kratos Defense & Security Solutions, Inc. (A)	95	1,407
Mercury Computer Systems, Inc. (A)	54	2,976

		5,934

Air Freight & Logistics – 1.1%
Air Transport Services Group, Inc. (A)	104	2,229

Building Products – 3.5%
American Woodmark Corp. (A)	36	2,793
PGT Innovations, Inc. (A)	207	4,469

		7,262

Construction & Engineering – 3.0%
MYR Group, Inc. (A)	164	5,357
Sterling Construction Co., Inc. (A)	61	879

		6,236

Industrial Machinery – 3.3%
Kornit Digital Ltd. (A)(B)	317	6,935

Research & Consulting Services – 0.5%
Willdan Group, Inc. (A)	32	1,076

Total Industrials – 14.3%		29,672
Information Technology

Application Software – 5.0%
8x8, Inc. (A)	489	10,400

Data Processing & Outsourced Services – 3.1%
EVO Payments, Inc., Class A (A)	273	6,513

COMMON STOCKS (Continued)	Shares	Value
Internet Software & Services – 17.7%
Bandwidth, Inc., Class A (A)	83	$4,446
Chegg, Inc. (A)	62	1,768
Cornerstone OnDemand, Inc. (A)	111	6,276
Five9, Inc. (A)	138	6,034
GTT Communications, Inc. (A)(B)	61	2,651
Hortonworks, Inc. (A)	74	1,695
Mimecast Ltd. (A)	219	9,173
Q2 Holdings, Inc. (A)	79	4,796

		36,839

IT Consulting & Other Services – 1.4%
ForeScout Technologies, Inc. (A)	79	2,966

Semiconductor Equipment – 0.9%
Ichor Holdings Ltd. (A)(B)	91	1,863

Semiconductors – 0.2%
nLight, Inc. (A)	16	364

Systems Software – 2.3%
SailPoint Technologies Holdings, Inc. (A)	137	4,659

Total Information Technology – 30.6%		63,604
Real Estate

Health Care REITs – 2.5%
Community Healthcare Trust, Inc.	168	5,212

Total Real Estate – 2.5%		5,212

TOTAL COMMON STOCKS – 91.1%		$189,109
(Cost: $101,071)

SHORT-TERM SECURITIES	Principal
Commercial Paper (C) – 2.5%
J.M. Smucker Co. (The),
2.400%, 10-1-18	$2,551	2,551
Mondelez International, Inc.,
2.280%, 10-1-18	2,677	2,676

		5,227

Master Note – 2.7%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
2.470%, 10-5-18 (D)	5,681	5,681

Money Market Funds – 6.9%
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares,
2.140%, (E)(F)	14,352	14,352

2018	SEMIANNUAL REPORT	69

SCHEDULE OF INVESTMENTS	IVY MICRO CAP GROWTH FUND (in thousands)

SEPTEMBER 30, 2018 (UNAUDITED)

SHORT-TERM SECURITIES (Continued)	Principal	Value
United States Government Agency Obligations – 4.3%
Overseas Private Investment Corp. (GTD by U.S. Government) (3-Month U.S. TB Rate):
2.200%, 10-7-18 (D)	$979	$979
2.220%, 10-7-18 (D)	8,000	8,000

		8,979

TOTAL SHORT-TERM SECURITIES – 16.4%		$34,239
(Cost: $34,240)

TOTAL INVESTMENT SECURITIES – 107.5%		$223,348
(Cost: $135,311)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (7.5)%		(15,628)

NET ASSETS – 100.0%		$207,720

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	All or a portion of securities with an aggregate value of $14,553 are on loan.

(C)	Rate shown is the yield to maturity at September 30, 2018.

(D)

Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(E)	Investment made with cash collateral received from securities on loan.

(F)	Rate shown is the annualized 7-day yield at September 30, 2018.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of September 30, 2018. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$189,109	$—	$—
Short-Term Securities	14,352	19,887	—
Total	$203,461	$19,887	$—

During the period ended September 30, 2018, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

REIT = Real Estate Investment Trust

TB = Treasury Bill

See Accompanying Notes to Financial Statements.

70	SEMIANNUAL REPORT	2018

PORTFOLIO HIGHLIGHTS	IVY MID CAP GROWTH FUND

ALL DATA IS AS OF SEPTEMBER 30, 2018 (UNAUDITED)

Asset Allocation

Stocks	97.9%
Consumer Discretionary	24.1%
Information Technology	22.9%
Industrials	20.4%
Health Care	18.4%
Financials	6.7%
Materials	2.7%
Consumer Staples	2.7%
Purchased Options	0.0%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	2.1%

Top 10 Equity Holdings

Company	Sector	Industry
CoStar Group, Inc.	Industrials	Research & Consulting Services
Tractor Supply Co.	Consumer Discretionary	Specialty Stores
Zoetis, Inc.	Health Care	Pharmaceuticals
GrubHub, Inc.	Information Technology	Internet Software & Services
Chipotle Mexican Grill, Inc., Class A	Consumer Discretionary	Restaurants
Fastenal Co.	Industrials	Trading Companies & Distributors
Intuitive Surgical, Inc.	Health Care	Health Care Equipment
Electronic Arts, Inc.	Information Technology	Home Entertainment Software
Abiomed, Inc.	Health Care	Health Care Equipment
Ulta Beauty, Inc.	Consumer Discretionary	Specialty Stores

See your advisor or www.ivyinvestments.com for more information on the Fund’s most recently published Top 10 Equity Holdings.

+

Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

2018	SEMIANNUAL REPORT	71

SCHEDULE OF INVESTMENTS	IVY MID CAP GROWTH FUND (in thousands)

SEPTEMBER 30, 2018 (UNAUDITED)

COMMON STOCKS	Shares	Value
Consumer Discretionary

Apparel, Accessories & Luxury Goods – 3.4%
Burberry Group plc (A)	2,581	$67,788
lululemon athletica, Inc. (B)	593	96,334

		164,122

Auto Parts & Equipment – 1.5%
BorgWarner, Inc.	1,611	68,916

Automotive Retail – 2.1%
O’Reilly Automotive, Inc. (B)	287	99,674

Home Furnishings – 1.2%
Mohawk Industries, Inc. (B)	318	55,730

Hotels, Resorts & Cruise Lines – 1.4%
Norwegian Cruise Line Holdings Ltd. (B)	1,150	66,042

Internet & Direct Marketing Retail – 0.5%
Duluth Holdings, Inc., Class B (B)	765	24,075

Leisure Products – 1.6%
Polaris Industries, Inc.	772	77,891

Restaurants – 4.9%
Chipotle Mexican Grill, Inc., Class A (B)	298	135,273
Dunkin Brands Group, Inc.	1,338	98,628

		233,901

Specialty Stores – 7.5%
Tiffany & Co.	823	106,109
Tractor Supply Co.	1,574	143,064
Ulta Beauty, Inc. (B)	391	110,193

		359,366

Total Consumer Discretionary – 24.1%		1,149,717
Consumer Staples

Food Retail – 1.7%
Sprouts Farmers Market, Inc. (B)	2,963	81,219

Packaged Foods & Meats – 1.0%
Hershey Foods Corp.	459	46,794

Total Consumer Staples – 2.7%		128,013
Financials

Asset Management & Custody Banks – 0.8%
Oaktree Capital Group LLC	891	36,897

Financial Exchanges & Data – 2.6%
CME Group, Inc.	460	78,303
MarketAxess Holdings, Inc.	264	47,046

		125,349

Regional Banks – 3.3%
First Republic Bank	794	76,186
SVB Financial Group (B)	111	34,352

COMMON STOCKS (Continued)	Shares	Value
Regional Banks (Continued)
Western Alliance Bancorp. (B)	849	$48,287

		158,825

Total Financials – 6.7%		321,071
Health Care

Biotechnology – 1.4%
BioMarin Pharmaceutical, Inc. (B)	684	66,369

Health Care Equipment – 9.6%
Abiomed, Inc. (B)	247	111,221
DexCom, Inc. (B)	508	72,689
Edwards Lifesciences Corp. (B)	613	106,636
Glaukos Corp. (B)	755	49,002
Intuitive Surgical, Inc. (B)	208	119,466

		459,014

Health Care Services – 1.3%
Laboratory Corp. of America Holdings (B)	364	63,162

Health Care Supplies – 1.7%
Cooper Cos., Inc. (The)	233	64,614
National Vision Holdings, Inc. (B)	336	15,165

		79,779

Health Care Technology – 0.5%
Cerner Corp. (B)	373	24,030

Pharmaceuticals – 3.9%
Jazz Pharmaceuticals plc (B)	296	49,751
Zoetis, Inc.	1,492	136,653

		186,404

Total Health Care – 18.4%		878,758
Industrials

Aerospace & Defense – 1.8%
Harris Corp.	435	73,594
Spirit AeroSystems Holdings, Inc.	128	11,757

		85,351

Air Freight & Logistics – 2.0%
Expeditors International of Washington, Inc.	1,307	96,073

Building Products – 2.4%
A. O. Smith Corp.	1,167	62,297
Trex Co., Inc. (B)	674	51,911

		114,208

Construction Machinery & Heavy Trucks – 1.5%
Westinghouse Air Brake Technologies Corp.	674	70,737

Industrial Conglomerates – 1.0%
Fortive Corp. (C)	580	48,815

Industrial Machinery – 3.3%
IDEX Corp.	556	83,751

COMMON STOCKS (Continued)	Shares	Value
Industrial Machinery (Continued)
Middleby Corp. (B)	587	$75,874

		159,625

Railroads – 1.0%
Kansas City Southern	422	47,802

Research & Consulting Services – 4.9%
CoStar Group, Inc. (B)	349	146,812
TransUnion	1,157	85,101

		231,913

Trading Companies & Distributors – 2.5%
Fastenal Co.	2,073	120,283

Total Industrials – 20.4%		974,807
Information Technology

Application Software – 4.2%
Autodesk, Inc. (B)	352	54,988
Guidewire Software, Inc. (B)	973	98,323
Tyler Technologies, Inc. (B)	195	47,829

		201,140

Communications Equipment – 1.6%
Arista Networks, Inc. (B)	290	77,066

Data Processing & Outsourced Services – 2.2%
Square, Inc., Class A (B)	1,072	106,099

Electronic Components – 1.3%
Maxim Integrated Products, Inc.	1,118	63,038

Electronic Manufacturing Services – 0.5%
IPG Photonics Corp. (B)	142	22,164

Home Entertainment Software – 2.4%
Electronic Arts, Inc. (B)	946	114,005

Internet Software & Services – 6.7%
GrubHub, Inc. (B)	979	135,683
MercadoLibre, Inc.	295	100,522
Pandora Media, Inc. (B)(C)	8,651	82,269

		318,474

Semiconductors – 1.4%
Microchip Technology, Inc. (C)	853	67,278

Systems Software – 2.6%
Proofpoint, Inc. (B)	212	22,559
ServiceNow, Inc. (B)	508	99,381

		121,940

Total Information Technology – 22.9%		1,091,204
Materials

Fertilizers & Agricultural Chemicals – 1.0%
Scotts Miracle-Gro Co. (The)	588	46,332

Specialty Chemicals – 1.7%
Axalta Coating Systems Ltd. (B)	2,367	69,030

72	SEMIANNUAL REPORT	2018

SCHEDULE OF INVESTMENTS	IVY MID CAP GROWTH FUND (in thousands)

SEPTEMBER 30, 2018 (UNAUDITED)

COMMON STOCKS (Continued)	Shares	Value
Specialty Chemicals (Continued)
RPM International, Inc.	215	$13,947

		82,977

Total Materials – 2.7%		129,309

TOTAL COMMON STOCKS – 97.9%		$4,672,879
(Cost: $2,987,209)

PURCHASED OPTIONS	Number of Contracts (Unrounded)	Notional Amount
RPM International, Inc.,
Call $70.00, Expires 11-16-18, OTC (Ctrpty: JPMorgan Chase Bank N.A.)	1,573	157	106

TOTAL PURCHASED OPTIONS – 0.0%			$106
(Cost: $231)

SHORT-TERM SECURITIES	Principal
Commercial Paper (D) – 0.4%
J.M. Smucker Co. (The),
2.400%, 10-1-18	$7,544	7,542

SHORT-TERM SECURITIES (Continued)	Principal	Value
Commercial Paper (D) (Continued)
Wisconsin Electric Power Co.,
2.250%, 10-4-18	$5,000	$4,998
Wisconsin Gas LLC,
2.170%, 10-2-18	8,000	7,998

		20,538

Master Note – 0.1%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
2.470%, 10-5-18 (E)	2,722	2,722

Money Market Funds – 1.1%
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares,
2.140%, (F)(G)	53,029	53,029

Municipal Obligations – 0.3%
Columbus Rgnl Arpt Auth, Cap Funding Rev Bonds (OASBO Expanded Asset Pooled Fin Prog), Sr Ser 2006 (GTD by U.S. Bank N.A.) (BVAL plus 13 bps),
1.560%, 10-7-18 (E)	9,600	9,600
University of California (1-Month U.S. LIBOR plus 8 bps),
2.100%, 10-7-18 (E)	6,000	6,000

		15,600

SHORT-TERM SECURITIES (Continued)	Principal	Value
United States Government Agency Obligations – 1.1%
Overseas Private Investment Corp. (GTD by U.S. Government) (3-Month U.S. TB Rate):
2.190%, 10-7-18 (E)	$11,000	$11,000
2.200%, 10-7-18 (E)	14,375	14,375
2.220%, 10-7-18 (E)	18,999	18,999
2.240%, 10-7-18 (E)	5,900	5,900

		50,274

TOTAL SHORT-TERM SECURITIES – 3.0%		$142,163
(Cost: $142,168)

TOTAL INVESTMENT SECURITIES – 100.9%		$4,815,148
(Cost: $3,129,608)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.9)%		(41,905)

NET ASSETS – 100.0%		$4,773,243

Notes to Schedule of Investments

(A)	Listed on an exchange outside the United States.

(B)	No dividends were paid during the preceding 12 months.

(C)	All or a portion of securities with an aggregate value of $112,093 are on loan.

(D)	Rate shown is the yield to maturity at September 30, 2018.

(E)

Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(F)	Investment made with cash collateral received from securities on loan.

(G)	Rate shown is the annualized 7-day yield at September 30, 2018.

The following written options were outstanding at September 30, 2018 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Notional Amount	Expiration Month	Exercise Price	Premium Received	Value
RPM International, Inc.	JPMorgan Chase Bank N.A.	Put	1,573	157	November 2018	$60.00	$189	$(126)

2018	SEMIANNUAL REPORT	73

SCHEDULE OF INVESTMENTS	IVY MID CAP GROWTH FUND (in thousands)

SEPTEMBER 30, 2018 (UNAUDITED)

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of September 30, 2018. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$4,672,879	$—	$—
Purchased Options	—	106	—
Short-Term Securities	53,029	89,134	—
Total	$4,725,908	$89,240	$—

Liabilities
Written Options	$—	$126	$—

During the period ended September 30, 2018, securities totaling $61,523 were transferred from Level 2 to Level 1. These transfers were the result of fair value procedures applied to international securities due to significant market movement of the S&P 500 on March 31, 2018. Transfers out of Level 2 represent the values as of the beginning of the reporting period.

The following acronyms are used throughout this schedule:

BVAL = Bloomberg Valuation Benchmark Curve

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

OTC = Over the Counter

TB = Treasury Bill

See Accompanying Notes to Financial Statements.

74	SEMIANNUAL REPORT	2018

PORTFOLIO HIGHLIGHTS	IVY MID CAP INCOME OPPORTUNITIES FUND

ALL DATA IS AS OF SEPTEMBER 30, 2018 (UNAUDITED)

Asset Allocation

Stocks	97.0%
Consumer Discretionary	22.6%
Industrials	16.4%
Information Technology	13.8%
Materials	13.7%
Health Care	8.5%
Financials	8.1%
Consumer Staples	5.5%
Real Estate	2.8%
Utilities	2.8%
Energy	2.8%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	3.0%

Top 10 Equity Holdings

Company	Sector	Industry
Cinemark Holdings, Inc.	Consumer Discretionary	Movies & Entertainment
Cracker Barrel Old Country Store, Inc.	Consumer Discretionary	Restaurants
V.F. Corp.	Consumer Discretionary	Apparel, Accessories & Luxury Goods
HealthSouth Corp.	Health Care	Health Care Facilities
Service Corp. International	Consumer Discretionary	Specialized Consumer Services
Quest Diagnostics, Inc.	Health Care	Health Care Services
Broadridge Financial Solutions, Inc.	Information Technology	Data Processing & Outsourced Services
National Instruments Corp.	Information Technology	Electronic Equipment & Instruments
OGE Energy Corp.	Utilities	Electric Utilities
C.H. Robinson Worldwide, Inc.	Industrials	Air Freight & Logistics

See your advisor or www.ivyinvestments.com for more information on the Fund’s most recently published Top 10 Equity Holdings.

+

Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

2018	SEMIANNUAL REPORT	75

SCHEDULE OF INVESTMENTS	IVY MID CAP INCOME OPPORTUNITIES FUND (in thousands)

SEPTEMBER 30, 2018 (UNAUDITED)

COMMON STOCKS	Shares	Value
Consumer Discretionary

Apparel, Accessories & Luxury Goods – 2.9%
V.F. Corp.	126	$11,785

Consumer Electronics – 2.8%
Garmin Ltd.	164	11,469

Home Furnishings – 2.7%
Leggett & Platt, Inc.	255	11,159

Household Appliances – 2.8%
Snap-on, Inc.	62	11,422

Leisure Products – 2.7%
Polaris Industries, Inc.	109	10,990

Movies & Entertainment – 2.9%
Cinemark Holdings, Inc.	300	12,059

Restaurants – 2.9%
Cracker Barrel Old Country Store, Inc. (A)	80	11,795

Specialized Consumer Services – 2.9%
Service Corp. International	265	11,702

Total Consumer Discretionary – 22.6%		92,381
Consumer Staples

Household Products – 2.8%
Clorox Co. (The)	76	11,475

Packaged Foods & Meats – 2.7%
Kellogg Co.	159	11,132

Total Consumer Staples – 5.5%		22,607
Energy

Oil & Gas Storage & Transportation – 2.8%
Targa Resources Corp.	200	11,284

Total Energy – 2.8%		11,284
Financials

Insurance Brokers – 2.8%
Arthur J. Gallagher & Co.	152	11,341

Regional Banks – 5.3%
Glacier Bancorp, Inc.	251	10,803
Umpqua Holdings Corp.	527	10,967

		21,770

Total Financials – 8.1%		33,111
Health Care

Health Care Facilities – 2.9%
HealthSouth Corp.	151	11,777

Health Care Services – 5.6%
Cardinal Health, Inc.	212	11,434

COMMON STOCKS (Continued)	Shares	Value
Health Care Services (Continued)
Quest Diagnostics, Inc.	108	$11,617

		23,051

Total Health Care – 8.5%		34,828
Industrials

Aerospace & Defense – 2.8%
Harris Corp.	67	11,369

Air Freight & Logistics – 2.8%
C.H. Robinson Worldwide, Inc.	117	11,500

Diversified Support Services – 2.7%
KAR Auction Services, Inc.	183	10,901

Electrical Components & Equipment – 2.7%
Rockwell Automation, Inc.	59	11,101

Environmental & Facilities Services – 2.7%
Republic Services, Inc., Class A	154	11,162

Office Services & Supplies – 2.7%
HNI Corp.	250	11,050

Total Industrials – 16.4%		67,083
Information Technology

Data Processing & Outsourced Services – 5.6%
Broadridge Financial Solutions, Inc.	88	11,567
Paychex, Inc.	155	11,398

		22,965

Electronic Components – 2.7%
Maxim Integrated Products, Inc.	193	10,890

Electronic Equipment & Instruments – 2.8%
National Instruments Corp.	239	11,549

Semiconductors – 2.7%
Microchip Technology, Inc.	141	11,093

Total Information Technology – 13.8%		56,497
Materials

Fertilizers & Agricultural Chemicals – 2.8%
Scotts Miracle-Gro Co. (The)	145	11,435

Paper Packaging – 8.2%
Avery Dennison Corp.	103	11,115
Packaging Corp. of America	100	10,974
Sonoco Products Co.	205	11,381

		33,470

Specialty Chemicals – 2.7%
RPM International, Inc.	169	10,972

Total Materials – 13.7%		55,877

COMMON STOCKS (Continued)	Shares	Value
Real Estate

Residential REITs – 2.8%
American Campus Communities, Inc.	272	$11,178

Total Real Estate – 2.8%		11,178
Utilities

Electric Utilities – 2.8%
OGE Energy Corp.	317	11,516

Total Utilities – 2.8%		11,516

TOTAL COMMON STOCKS – 97.0%		$396,362
(Cost: $311,005)

SHORT-TERM SECURITIES	Principal
Commercial Paper (B) – 0.9%
Mondelez International, Inc.,
2.280%, 10-1-18	$3,756	3,755

Master Note – 1.1%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
2.470%, 10-5-18 (C)	4,550	4,550

Money Market Funds – 2.5%
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares,
2.140%, (D)(E)	10,419	10,419

United States Government Agency Obligations – 0.6%
Overseas Private Investment Corp. (GTD by U.S. Government) (3-Month U.S. TB Rate),
2.190%, 10-7-18 (C)	2,500	2,500

TOTAL SHORT-TERM SECURITIES – 5.1%		$21,224
(Cost: $21,225)

TOTAL INVESTMENT SECURITIES – 102.1%		$417,586
(Cost: $332,230)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (2.1)%		(8,737)

NET ASSETS – 100.0%		$408,849

76	SEMIANNUAL REPORT	2018

SCHEDULE OF INVESTMENTS	IVY MID CAP INCOME OPPORTUNITIES FUND (in thousands)

SEPTEMBER 30, 2018 (UNAUDITED)

Notes to Schedule of Investments

(A)	All or a portion of securities with an aggregate value of $10,210 are on loan.

(B)	Rate shown is the yield to maturity at September 30, 2018.

(C)

Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(D)	Investment made with cash collateral received from securities on loan.

(E)	Rate shown is the annualized 7-day yield at September 30, 2018.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of September 30, 2018. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$396,362	$—	$—
Short-Term Securities	10,419	10,805	—
Total	$406,781	$10,805	$—

During the period ended September 30, 2018, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

GTD = Guaranteed

LIBOR = London Inberbank Offered Rate

REIT = Real Estate Investment Trust

TB = Treasury Bill

See Accompanying Notes to Financial Statements.

2018	SEMIANNUAL REPORT	77

PORTFOLIO HIGHLIGHTS	IVY MUNICIPAL BOND FUND

ALL DATA IS AS OF SEPTEMBER 30, 2018 (UNAUDITED)

Asset Allocation

Stocks	1.0%
Financials	1.0%
Bonds	90.3%
Municipal Bonds	90.3%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	8.7%

Quality Weightings

Investment Grade	80.0%
AAA	4.5%
AA	29.2%
A	35.4%
BBB	10.9%
Non-Investment Grade	10.3%
BB	3.2%
B	0.3%
Non-rated	6.8%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+ and Equities	9.7%

Our preference is to always use ratings obtained from Standard & Poor’s, Moody’s, and Fitch. It is each Portfolio’s general policy to classify such security at the lower rating level if only two ratings are available. If more than two ratings are available and a median exists, the median is used. If more than two ratings exist without a median, the lower of the two middle ratings is used. We do not evaluate these ratings, but simply assign them to the appropriate credit quality category as determined by the rating agency.

+

Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

78	SEMIANNUAL REPORT	2018

SCHEDULE OF INVESTMENTS	IVY MUNICIPAL BOND FUND (in thousands)

SEPTEMBER 30, 2018 (UNAUDITED)

INVESTMENT FUNDS	Shares	Value
Registered Investment Companies – 1.0%
iShares National AMT-Free Muni Bond ETF	77	$8,301

TOTAL INVESTMENT FUNDS – 1.0%		$8,301
(Cost: $8,375)

MUNICIPAL BONDS	Principal
Alabama – 1.3%
The Indl Dev Board of Selma, AL, Gulf Opp Zone Bonds, Ser 2009A,
6.250%, 11-1-33	$2,000	2,091
The Spl Care Fac Fin Auth of Birmingham - Children’s Hosp, Hlth Care Fac Rev Bonds, Ser 2009,
6.000%, 6-1-39	750	770
Water Works Board of Birmingham, AL, Water Rev Bonds, Ser 2009-A:
5.125%, 1-1-34	750	756
Water Works Board of the City of Birmingham, Water Rev Rfdg Bonds, Ser 2015-A,
5.000%, 1-1-35	6,555	7,269

		10,886

Alaska – 0.2%
AK Intl Arpt, Sys Rev and Rfdg Bonds, Ser 2010A,
5.000%, 10-1-21	1,735	1,828

Arizona – 1.5%
AZ Cert of Part, Ser 2010A (Insured by AGM),
5.250%, 10-1-26	3,000	3,090
Maricopa Cnty Indl Dev Auth, Rev Bonds (Banner Hlth), Ser 2016A,
4.000%, 1-1-38	8,500	8,643
Univ Med Ctr Corp. (Tucson, AZ), Hosp Rev Bonds, Ser 2009,
6.500%, 7-1-39	500	517

		12,250

Arkansas – 0.1%
Board of Trustees of the Univ of AR, Var Fac Rev Bonds (Fayetteville Campus), Rfdg and Impvt Ser 2016A,
5.000%, 11-1-37	745	839

California – 17.7%
ABAG Fin Auth for Nonprofit Corp., Rev Bonds (Sharp Hlth Care), Ser 2009B,
6.250%, 8-1-39	1,000	1,037
Arpt Comsn, San Francisco Intl Arpt, Second Ser Rev Bonds, Ser 2009E:
6.000%, 5-1-39	3,000	3,074
Bay Area Toll Auth, San Francisco Bay Area Toll Bridge Rev Bonds, Ser 2008 G-1 (SIFMA Municipal Swap Index plus 110 bps),
2.660%, 4-1-45 (A)	10,000	10,323

MUNICIPAL BONDS (Continued)	Principal	Value
California (Continued)
CA (School Facilities) GO Bonds,
5.000%, 11-1-30	$3,000	$3,368
CA Cmnty Trans Rev (Installment Sale), Cert of Part (T.R.I.P. - Total Road Impvt Prog), Ser 2012B,
5.250%, 6-1-42	2,245	2,425
CA Hlth Fac Fin Auth, Rev Bonds (Adventist Hlth Sys/West), Ser 2009A,
5.750%, 9-1-39	3,000	3,107
CA Hlth Fac Fin Auth, Rev Bonds (Children’s Hosp of Orange Cnty), Ser 2009A,
6.500%, 11-1-38	2,000	2,107
CA Muni Fin Auth, Cmnty Hosp of Cent CA Oblig Group Cert of Part,
5.500%, 2-1-39	4,460	4,517
CA Muni Fin Auth, Edu Fac Rev Bonds (King/Chavez Academies Proj), Ser 2009A,
8.500%, 10-1-29	1,000	1,065
CA Muni Fin Auth, Edu Rev Bonds (American Heritage Edu Fndtn Proj), Ser 2016A,
5.000%, 6-1-36	1,000	1,067
CA Sch Fin Auth, Charter Sch Rev Bonds (Coastal Academy Proj), Ser 2013A:
5.000%, 10-1-22	300	312
5.000%, 10-1-33	1,000	1,035
CA Statewide Cmnty Dev Auth, Sch Fac Rev Bonds (Aspire Pub Sch), Ser 2010:
6.000%, 7-1-40	1,745	1,764
6.350%, 7-1-46	970	981
CA Statewide Cmnty Dev Auth, Student Hsng Rev Bonds (Univ of CA, Irvine East Campus Apt, Phase I Rfdg-CHF-Irvine LLC), Ser 2011,
5.000%, 5-15-21	1,365	1,456
CA Various Purp GO Bonds:
5.250%, 9-1-26	5,000	5,476
5.500%, 4-1-28	5	5
5.250%, 10-1-29	3,000	3,101
5.750%, 4-1-31	5,000	5,094
6.000%, 3-1-33	1,000	1,058
6.500%, 4-1-33	1,000	1,023
5.000%, 4-1-37	5,000	5,477
6.000%, 11-1-39	5,000	5,217
CA Various Purp GO Rfdg Bonds,
5.000%, 2-1-33	10,000	11,011
Carson Redev Agy Redev Proj Area No. 1, Tax Alloc Bonds, Ser 2009A,
7.000%, 10-1-36	750	789
City of Los Angeles, Wastewater Sys Rev Bonds, Rfdg Ser 2015-D,
5.000%, 6-1-34	6,190	7,073
Cmnty Redev Agy of Santa Ana, Merged Proj Area Bonds, Ser 2011A,
6.250%, 9-1-24	2,000	2,198

MUNICIPAL BONDS (Continued)	Principal	Value
California (Continued)
Cnty of Sacramento, 2010 Rfdg Cert of Part, Sacramento Cnty Pub Fac Fin Corp.,
5.750%, 2-1-30	$2,000	$2,086
Golden State Tob Securitization Corp., Enhanced Tob Stlmt Asset-Bkd Bonds, Ser 2013A:
5.000%, 6-1-29	1,500	1,658
5.000%, 6-1-30	1,000	1,101
Golden State Tob Securitization Corp., Tob Stlmt Asset-Bkd Bonds, Ser 2015A:
5.000%, 6-1-33	3,165	3,549
5.000%, 6-1-34	2,840	3,175
La Quinta Redev Proj Areas No. 1 and 2, Tax Alloc Rfdg Bonds, Ser 2014A,
5.000%, 9-1-34	750	844
Los Angeles Unif Sch Dist (Cnty of Los Angeles, CA), GO Bonds, Election of 2005, Ser 2009F,
5.000%, 1-1-34	500	511
Los Angeles, Wastewater Sys Rev Bonds, Ser 2015-A,
5.000%, 6-1-35	1,000	1,140
Modesto, CA, Irrigation Dist Fin Auth, Elec Sys Rev Bonds, Ser 2015A,
5.000%, 10-1-36	4,270	4,731
Mountain View Shoreline Reg Park Comnty (Santa Clara Cnty, CA), Rev Bonds, Ser 2011A,
5.000%, 8-1-21	250	270
Palamar Hlth, Rfdg Rev Bonds, Ser 2016,
5.000%, 11-1-39	3,500	3,744
Palomar Hlth, GO Rfdg Bonds, Ser 2016B,
4.000%, 8-1-37	1,000	1,017
Palomar Pomerado Hlth, GO Bonds, Election of 2004, Ser 2009A:
0.000%, 8-1-31 (B)	3,315	2,068
0.000%, 8-1-32 (B)	5,000	2,975
0.000%, 8-1-33 (B)	5,000	2,832
Palomar Pomerado Hlth, San Diego Cnty, CA, Cert of Part,
6.750%, 11-1-39	3,000	3,160
Pub Fac Fin Auth of San Diego, Sr Sewer Rev Bonds, Ser 2009A,
5.250%, 5-15-34	3,000	3,066
Redev Agy for Riverside, Interstate 215 Corridor Redev Proj Area, 2010 Tax Alloc Bonds, Ser E:
5.250%, 10-1-20	570	609
6.000%, 10-1-25	445	482
6.500%, 10-1-40	1,500	1,639
Redev Agy of San Diego, Naval Training Ctr Redev Proj, Tax Alloc Bonds, Ser 2010A,
5.750%, 9-1-40	1,000	1,075
Sacramento Area Flood Ctl Agy, Consolidated Cap Assmt Dist Bonds, Ser 2008 (Insured by BHAC),
5.500%, 10-1-28	500	500

2018	SEMIANNUAL REPORT	79

SCHEDULE OF INVESTMENTS	IVY MUNICIPAL BOND FUND (in thousands)

SEPTEMBER 30, 2018 (UNAUDITED)

MUNICIPAL BONDS (Continued)	Principal	Value
California (Continued)
San Jose Merged Area Redev Proj, Hsng Set-Aside Tax Alloc Bonds, Ser 2010A-1,
5.500%, 8-1-35	$1,000	$1,067
San Jose, CA, Arpt Rev Bonds, Ser 2011A-1,
5.250%, 3-1-21	3,685	3,945
Santa Ana Unif Sch Dist (Orange County, CA), Election of 2008 Gen Oblig Bond, Series B,
0.000%, 8-1-37 (B)	1,455	688
State Pub Works Board of CA, Lease Rev Bonds (Various Cap Proj), Ser 2011A:
5.250%, 10-1-24	500	549
5.000%, 12-1-24	500	547
State Pub Works Board of CA, Lease Rev Bonds (Various Cap Proj), Ser 2009I,
6.375%, 11-1-34	500	525
State Pub Works Board of CA, Lease Rev Bonds (Various Cap Proj), Ser 2009G-1,
5.750%, 10-1-30	1,000	1,040
Successor Agy to the Redev Agy of the City of Stockton, Tax Alloc Rfdg Bonds, Ser 2016A,
5.000%, 9-1-37	2,000	2,222
The Regents of the Univ of CA, Gen Rev Bonds, Ser 2013AI,
5.000%, 5-15-34	3,500	3,887
Trustees of the CA State Univ, Systemwide Rev Bonds, Ser 2015A,
5.000%, 11-1-38	500	564
Tuolumne Wind Proj Auth, Rev Bonds (Tuolumne Co Proj), Ser 2009A,
5.875%, 1-1-29	1,000	1,010
Upland Unif Sch Dist (San Bernardino Cnty, CA), Election of 2008 GO Bonds, Ser A,
0.000%, 8-1-31 (B)	150	96
Vernon Elec Sys Rev Bonds, Ser 2012A,
5.500%, 8-1-41	2,500	2,690

		146,222

Colorado – 2.8%
Adams 12 Five Star Sch, Adams and Broomfield Cnty, CO Cert of Part, Ser 2008,
5.000%, 12-1-25	500	502
City and Cnty of Broomfield, CO, Rfdg Cert of Part, Ser 2010,
5.000%, 12-1-23	2,565	2,728
CO Edu and Cultural Fac Auth, Charter Sch Rev Bonds (The Classical Academy Proj), Ser 2008A:
6.750%, 12-1-23	1,010	1,018
7.400%, 12-1-38	1,000	1,009

MUNICIPAL BONDS (Continued)	Principal	Value
Colorado (Continued)
CO Edu and Cultural Fac Auth, Independent Sch Rev Rfdg Bonds (Vail Mountain Sch Proj), Ser 2010,
6.125%, 5-1-40	$2,975	$3,163
CO Higher Edu Cap Constr, Lease Purchase Fin Prog, Cert of Part, Ser 2008:
5.500%, 11-1-27	1,000	1,003
Denver Hlth and Hosp Auth, Hlthcare Recovery Zone, Fac Rev Bonds, Ser 2010,
5.625%, 12-1-40	3,250	3,373
Joint Sch Dist No. 28J, Adams and Arapahoe Cnty, CO, GO Bonds, Ser 2008,
6.000%, 12-1-28	3,000	3,021
Platte Vly Fire Protection Dist, Weld Cnty, CO, Cert of Part, Ser 2012,
5.000%, 12-1-36	300	315
Rgnl Trans Dist of CO, Cert of Part, Ser 2015A,
5.000%, 6-1-35	1,435	1,593
Rgnl Trans Dist, Private Activity Bonds (Denver Transit Partn Eagle P3 Proj), Ser 2010,
6.500%, 1-15-30	5,000	5,278

		23,003

Connecticut – 0.1%
CT GO Bonds, Ser 2012D (SIFMA Municipal Swap Index plus 92 bps),
2.480%, 9-15-19 (A)	1,000	1,008

District Of Columbia – 1.4%
DC Hosp Rev Bonds (Sibley Mem Hosp Issue), Ser 2009,
6.375%, 10-1-39	3,000	3,128
Metro WA DC Arpt Auth, Dulles Toll Road, Second Sr Lien Rev Bonds, Ser 2009C,
0.000%, 10-1-41 (B)	7,000	8,669

		11,797

Florida – 5.5%
Brevard Cnty Hlth Fac Auth, Hlth Rev Bonds (Hlth First, Inc. Proj), Ser 2009B,
7.000%, 4-1-39	500	513
Brevard Cnty, FL, Indl Dev Rev Bonds (TUFF FL Tech Proj), Ser 2009,
6.750%, 11-1-39	3,000	3,068
Citizens Ppty Ins Corp., Coastal Account Sr Secured Bonds, Ser 2011A-1,
5.000%, 6-1-20	1,000	1,046
Hillsborough Cnty Aviation Auth, FL Intl Arpt, Sub Rev Bonds, Ser 2015B,
5.000%, 10-1-35	2,000	2,202

MUNICIPAL BONDS (Continued)	Principal	Value
Florida (Continued)
Hillsborough Cnty Indl Dev Auth, Indl Dev Rev Bonds, Hlth Fac Proj (Univ Cmnty Hosp), Ser 2008B,
8.000%, 8-15-32	$600	$637
Miami-Dade Cnty, FL, Aviation Rev Bonds, Miami Intl Arpt (Hub of the Americas), Ser 2009A,
5.500%, 10-1-36	3,000	3,103
Miami-Dade Cnty, FL, Aviation Rev Bonds, Ser 2010A,
5.500%, 10-1-41	2,885	3,079
Miami-Dade Cnty, FL, Aviation Rev Bonds, Ser 2010B,
5.000%, 10-1-23	2,000	2,107
Miami-Dade Cnty, FL, Water and Sewer Sys Rev Rfdg Bonds, Ser 2008B (Insured by AGM),
5.250%, 10-1-22	5,500	6,147
Miami-Dade Cnty, FL, Water and Sewer Sys Rev Rfdg Bonds, Ser 2008C (Insured by BHAC),
6.000%, 10-1-23	2,500	2,500
Mid-Bay Bridge Auth, Springing Lien Rev Bonds, Ser 2011A,
7.250%, 10-1-34	3,500	4,005
Orange Cnty Hlth Fac Auth, Rev Bonds (Presbyterian Ret Cmnty Proj), Ser 2016,
5.000%, 8-1-36	4,125	4,462
Osceola Cnty, FL, Sales Tax Rev Rfdg Bonds, Ser 2016A,
5.000%, 10-1-37	2,005	2,239
Palm Beach Co, Hlth Fac Auth Rev Bonds (Lifespace Cmnty, Inc.), Ser 2015C,
5.000%, 5-15-30	1,000	1,059
South Lake Cnty Hosp Dist, Rev Bonds (South Lake Hosp, Inc.), Ser 2009A,
6.250%, 4-1-39	1,000	1,016
St. Johns Cnty Indl Dev Auth, Rev Bonds (Presbyterian Ret Cmnty Proj), Ser 2010A,
5.875%, 8-1-40	4,000	4,271
St. Lucie, FL, Util Sys Rfdg Rev Bonds, Ser 2016,
4.000%, 9-1-34	1,000	1,032
Volusia Cnty Edu Fac Auth, Edu Fac Rev Rfdg Bonds (Embry-Riddle Aeronautical Univ, Inc. Proj), Ser 2011,
5.250%, 10-15-22	2,750	3,004

		45,490

Georgia – 1.1%
Atlanta Arpt, Gen Rev Rfdg Bonds, Ser 2010C,
5.750%, 1-1-23	2,000	2,156
Atlanta Dev Auth, Edu Fac Rev Bonds (Panther Place LLC Proj), Ser 2009A,
5.000%, 7-1-37	3,495	3,576

80	SEMIANNUAL REPORT	2018

SCHEDULE OF INVESTMENTS	IVY MUNICIPAL BOND FUND (in thousands)

SEPTEMBER 30, 2018 (UNAUDITED)

MUNICIPAL BONDS (Continued)	Principal	Value
Georgia (Continued)
Atlanta, GA, Water and Wastewater Rev Bonds, Ser 2009B:
5.375%, 11-1-39	$3,000	$3,107
Muni Elec Auth of GA, Proj One Sub Bonds, Ser 2008D:
5.750%, 1-1-20	60	60
6.000%, 1-1-23	465	466

		9,365

Hawaii – 0.3%
HI Arpt Sys Rev Bond, Rfdg Ser 2011,
5.000%, 7-1-21	1,000	1,071
HI Dept of Budget and Fin, Spl Purp Rev Bonds (The Queen’s Hlth Sys), Ser 2015A,
5.000%, 7-1-35	1,500	1,662

		2,733

Idaho – 0.5%
Boise City, ID, Arpt Rev Rfdg Bonds (Air Terminal Fac Proj), Ser 2011:
5.750%, 9-1-19	750	774
5.750%, 9-1-20	1,000	1,065
ID Hlth Fac Auth, Rev Bonds (St. Luke’s Hlth Sys Proj), Ser 2008A,
6.750%, 11-1-37	2,000	2,008

		3,847

Illinois – 4.2%
Belleville, IL, Tax Incr Rfdg Rev Bonds (Frank Scott Pkwy Redev Proj), Ser 2007A:
5.000%, 5-1-26	130	126
5.700%, 5-1-36	1,750	1,691
Build IL Sales Tax Rev Bonds, Ser 2011,
5.000%, 6-15-27	500	531
Chicago O’Hare Intl Arpt, Gen Arpt Sr Lien Rev Bonds, Ser 2016D (Insured by BAMAC),
5.250%, 1-1-37	2,500	2,826
Chicago O’Hare Intl Arpt, Gen Arpt Sr Lien Rev Rfdg Bonds, Ser 2015B,
5.000%, 1-1-34	1,000	1,090
Chicago O’Hare Intl Arpt, Gen Arpt Sr Lien Rev Rfdg Bonds, Ser 2016C,
5.000%, 1-1-34	1,500	1,661
City of Chicago, Second Lien Water Rev Bonds, Ser 2014,
5.000%, 11-1-39	1,500	1,592
City of Chicago, Second Lien Water Rev Bonds, Ser 2000,
5.000%, 11-1-30	500	554
IL Fin Auth, DePaul Univ Rev Bonds, Ser 2016,
5.000%, 10-1-41	2,410	2,643
IL Fin Auth, Rev Bonds (Rush Univ Med Ctr Oblig Group), Ser 2009A,
7.250%, 11-1-30	2,500	2,511
IL Fin Auth, Rev Rfdg Bonds (DePaul Univ), Ser 2016A,
4.000%, 10-1-34	2,000	2,043

MUNICIPAL BONDS (Continued)	Principal	Value
Illinois (Continued)
IL Metro Pier and Exposition Auth, McCormick Place Expansion Proj Rfdg Bonds, Ser 2010B-1,
0.000%, 6-15-43 (B)	$2,000	$639
IL Muni Elec Agy, Power Supply Sys Rev Rfdg Bonds, Ser 2015A,
5.000%, 2-1-32	3,695	4,100
IL Sales Tax Rev Bonds (Jr Oblig), Ser 2013,
5.000%, 6-15-26	2,000	2,151
IL State Toll Hwy Auth, Toll Hwy Sr Rev Bonds, Ser 2013A,
5.000%, 1-1-35	4,100	4,433
IL State Toll Hwy Auth, Toll Hwy Sr Rev Bonds, Ser 2015B,
5.000%, 1-1-37	2,000	2,208
Rgnl Trans Auth, Cook, DuPage, Kane, Lake, McHenry and Will Cnty, IL, GO Bonds, Ser 2002A,
6.000%, 7-1-24	3,080	3,630

		34,429

Indiana – 0.1%
IN Muni Power Agy, Power Supply Sys Rfdg Rev Bonds, Ser 2016C,
5.000%, 1-1-39	1,000	1,115

Iowa – 0.7%
Ames, IA, Hosp Rev Rfdg Bonds (Mary Greeley Med Ctr), Ser 2016,
4.000%, 6-15-35	1,510	1,547
IA Higher Edu Loan Auth, Private College Fac Rev and Rfdg Bonds (Upper IA Univ Proj), Ser 2010,
6.000%, 9-1-39	2,145	2,302
IA Higher Edu Loan Auth, Private College Fac Rev Bonds (Upper IA Univ Proj), Ser 2012,
5.000%, 9-1-33	1,750	1,971

		5,820

Kansas – 2.1%
Arkansas City, KS, Pub Bldg Comsn, Rev Bonds (South Cent KS Rgnl Med Ctr), Ser 2009,
7.000%, 9-1-38	2,500	2,551
Overland Park, KS, Trans Dev Dist, Sales Tax Rev Bonds (Oak Park Mall Proj), Ser 2010,
5.900%, 4-1-32	2,425	2,490
Saint Marys, KS, Pollutn Ctl Rev Bonds (Westn Res, Inc. Proj), Ser 1994 (Auction rate),
3.120%, 4-15-32 (A)	4,550	4,550
Shawnee Cnty, KS, Cert of Part (First Responders Comm Proj), Ser 2012,
5.000%, 9-1-24	1,050	1,109
Unif Govt of Wyandotte Cnty, Kansas City, KS, Trans Dev Dist Sales Tax Rev Bonds (NFM-Cabela’s Proj), Ser 2006,
5.000%, 12-1-27	285	286

MUNICIPAL BONDS (Continued)	Principal	Value
Kansas (Continued)
Wamego, KS, Pollutn Ctl Rev Bonds (Westn Res, Inc. Proj), Ser 1994 (Auction rate),
2.950%, 4-15-32 (A)	$6,500	$6,500

		17,486

Kentucky – 1.0%
Cmnwlth of KY, State Ppty and Bldg Comsn, Rev and Rev Rfdg Bonds, Proj No. 90,
5.750%, 11-1-19	500	501
KY Econ Dev Fin Auth, Hosp Rev Bonds, Ser 2010A:
5.500%, 6-1-21	500	528
6.375%, 6-1-40	4,500	4,813
6.500%, 3-1-45	2,675	2,866

		8,708

Louisiana – 2.7%
Jefferson Parish Hosp Dist No. 1, Parish of Jefferson, LA, Hosp Rev Bonds, Ser 1998B,
5.250%, 1-1-28	1,000	1,060
LA Citizens Prop Ins Corp., Assmt Rev Rfdg Bonds, Ser 2012,
5.000%, 6-1-24	500	550
LA Local Govt Envirnmt Fac and Cmnty Dev Auth, Hosp Rev Bonds (Women’s Hosp Fndtn Gulf Opp Zone Proj), Ser 2010B,
6.000%, 10-1-44	6,000	6,457
LA Local Govt Envirnmt Fac and Cmnty Dev Auth, Rev Bonds (Shreveport Arpt Cargo Fac Proj), Ser 2008C,
7.000%, 1-1-33	1,000	1,012
Lafayette Pub Trust Fin Auth, Rev Bonds (Ragin’ Cajun Fac, Inc. Hsng and Prkg Proj), Ser 2010,
5.250%, 10-1-20	2,040	2,154
New Orleans Aviation Board, Gulf Opp Zone CFC Rev Bonds (Consolidated Rental Car Proj), Ser 2009A,
6.500%, 1-1-40	1,000	1,010
New Orleans Aviation Board, Rev Rfdg Bonds (Restructuring GARBs), Ser 2009A-1,
6.000%, 1-1-23	2,000	2,021
New Orleans, LA, GO Rfdg Bonds, Ser 2012 (Insured by AGM):
5.000%, 12-1-25	1,500	1,634
5.000%, 12-1-26	3,500	3,811
5.000%, 12-1-27	1,500	1,633
Rgnl Transit Auth, New Orleans, LA, Sales Tax Rev Bonds, Ser 2010 (Insured by AGM),
5.000%, 12-1-22	1,000	1,059

		22,401

Maine – 0.4%
ME Edu Loan Auth, Student Loan Rev Bonds (Supplemental Edu Loan Prog), Ser 2009A-3,
5.875%, 12-1-39	650	663

2018	SEMIANNUAL REPORT	81

SCHEDULE OF INVESTMENTS	IVY MUNICIPAL BOND FUND (in thousands)

SEPTEMBER 30, 2018 (UNAUDITED)

MUNICIPAL BONDS (Continued)	Principal	Value
Maine (Continued)
ME Tpk Auth, Tpk Rev Rfdg Bonds, Ser 2015,
5.000%, 7-1-34	$2,255	$2,520

		3,183

Maryland – 0.5%
MD Econ Dev Corp., Econ Dev Rev Bonds (Terminal Proj), Ser B,
5.750%, 6-1-35	1,750	1,858
MD Econ Dev Corp., Pollutn Ctl Rev Rfdg Bonds (Potomac Elec Proj), Ser 2006,
6.200%, 9-1-22	500	509
MD Hlth and Higher Edu Fac Auth, Rev Bonds, Patterson Park Pub Charter Sch Issue, Ser 2010A,
6.000%, 7-1-40	1,500	1,509

		3,876

Massachusetts – 0.7%
MA Dev Fin Agy, Rev Bonds, Foxborough Rgnl Charter Sch Issue, Ser 2010,
6.375%, 7-1-30	2,350	2,512
MA Edu Fin Auth, Edu Loan Rev Bonds, Issue I, Ser 2009,
6.000%, 1-1-28	415	427
MA Hlth and Edu Fac Auth, Rev Bonds, Springfield College Issue, Ser 2010,
5.625%, 10-15-40	1,000	1,038
MA Hlth and Edu Fac Auth, Rev Rfdg Bonds, Suffolk Univ Issue, Ser 2009A:
5.750%, 7-1-39	1,615	1,657

		5,634

Michigan – 2.4%
Lincoln Consolidated Sch Dist, Cnty of Washtenaw and Wayne, MI, Rfdg Bonds, Ser 2016A,
5.000%, 5-1-35	500	556
MI Fin Auth, Hosp Rev and Rfdg Bonds (Trinity Hlth Credit Group), Ser 2015MI,
5.000%, 12-1-35	3,000	3,236
MI State Bldg Auth, Rev and Rfdg Bonds (Fac Prog), Ser 2015I,
5.000%, 4-15-34	3,000	3,348
MI State Bldg Auth, Rev and Rfdg Bonds (Fac Prog), Ser 2016I,
4.000%, 10-15-36	1,000	1,026
MI State Hosp Fin Auth, Hosp Rev and Rfdg Bonds (Henry Ford Hlth Sys), Ser 2009,
5.750%, 11-15-39	5,000	5,206
MI State Hosp Fin Auth, Var Rate Rev Bonds (Ascension Hlth Credit Group), Ser 1999B-4,
5.000%, 11-15-32	2,000	2,247
Royal Oak Hosp Fin Auth, Hosp Rev and Rfdg Bonds (William Beaumont Hosp Oblig Group), Ser 2009W,
6.000%, 8-1-39	2,000	2,065

MUNICIPAL BONDS (Continued)	Principal	Value
Michigan (Continued)
State Bldg Auth, MI, 2008 Rev Rfdg Bonds (Fac Prog), Ser I,
5.000%, 10-15-18	$305	$305
State Bldg Auth, Rev and Rev Rfdg Bonds (Fac Prog), Ser 2008I:
6.000%, 10-15-38	2,000	2,003

		19,992

Minnesota – 0.4%
Minneapolis Hlth Care Sys, Rev Bonds (Fairview Hlth Svc), Ser 2008A,
6.750%, 11-15-32	1,000	1,006
Minneapolis-St. Paul Metro Arpt Comsn, Sub Arpt Rev Rfdg Bonds, Ser 2010D,
5.000%, 1-1-20	2,500	2,587

		3,593

Mississippi – 0.1%
The Univ of Southn MS, S.M. Edu Bldg Corp., Rev Bonds (Campus Fac Impvt Proj), Ser 2009,
5.375%, 9-1-36	750	773

Missouri – 2.7%
Broadway-Fairview Trans Dev Dist (Columbia, MO), Trans Sales Tax Rev Bonds, Ser 2006A,
6.125%, 12-1-36	175	114
Hlth and Edu Fac Auth, Hlth Fac Rev Bonds (The Children’s Mercy Hosp), Ser 2009:
5.625%, 5-15-39	3,000	3,068
Indl Dev Auth of Cape Girardeau Cnty, MO, Hlth Fac Rev Bonds (Saint Francis Med Ctr), Ser 2009A,
5.750%, 6-1-39	1,000	1,025
Indl Dev Auth of Joplin, MO, Hlth Fac Rev Bonds (Freeman Hlth Sys), Ser 2011,
5.500%, 2-15-31	750	793
Kansas City, MO, Spl Oblig Impvt and Rfdg Bonds (Downtown Arena Proj), Ser 2016E,
5.000%, 4-1-40	2,000	2,189
MO Joint Muni Elec Util Comsn, Power Proj Rev Rfdg Bonds (Prairie State Proj), Ser 2015A:
5.000%, 12-1-29	1,550	1,740
5.000%, 12-1-30	1,200	1,342
5.000%, 12-1-31	1,000	1,113
MO Joint Muni Elec Util Comsn, Power Proj Rev Rfdg Bonds (Iatan 2 Proj), Ser 2015A:
5.000%, 12-1-36	5,650	6,209
5.000%, 12-1-37	1,000	1,097
MO Joint Muni Elec Util Comsn, Power Proj Rev Rfdg Bonds (Prairie State Proj), Ser 2016A,
5.000%, 12-1-40	1,000	1,106

MUNICIPAL BONDS (Continued)	Principal	Value
Missouri (Continued)
St. Louis Cnty, MO, Indl Dev Auth, Sr Living Fac Rev Bonds (Friendship Vlg Sunset Hills), Ser 2012,
5.000%, 9-1-32	$1,120	$1,167
St. Louis Muni Fin Corp., Compound Int Leasehold Rev Bonds (Convention Ctr Cap Impvt Proj), Ser 2010A (Insured by AGM),
0.000%, 7-15-36 (B)	2,350	1,106

		22,069

Nebraska – 0.4%
Hosp Auth No. 1 of Sarpy Cnty, NE, Hlth Fac Rev Bonds (Immanuel Oblig Group), Ser 2010,
5.625%, 1-1-40	1,000	1,033
Omaha, NE, Pub Power Dist, Separate Elec Sys Rev Bonds (NE City 2), Ser 2015A,
5.000%, 2-1-33	1,000	1,110
Omaha, NE, Pub Power Dist, Separate Elec Sys Rev Bonds (NE City 2), Ser 2016A,
5.000%, 2-1-41	1,000	1,095

		3,238

Nevada – 0.7%
Las Vegas Redev Agy, NV, Tax Incr Rev Bonds, Ser 2009A,
8.000%, 6-15-30	3,500	3,645
Overton Power Dist No. 5 (NV), Spl Oblig Rev Bonds, Ser 2008:
6.500%, 12-1-18	290	292
8.000%, 12-1-25	1,715	1,732

		5,669

New Hampshire – 0.7%
Business Fin Auth, Rev Bonds, Elliot Hosp Oblig Group Issue, Ser 2009A,
6.125%, 10-1-39	1,635	1,702
NH Hlth and Edu Fac Auth, Rev Bonds, Rivermead Issue, Ser 2011A,
6.875%, 7-1-41	1,150	1,232
NH Hlth and Edu Fac Auth, FHA Insd Mtg Rev Bonds, LRG Hlthcare Issue, Ser 2009 (Insured by FHA),
7.000%, 4-1-38	2,485	2,602

		5,536

New Jersey – 3.5%
Hudson Cnty Impvt Auth (Hudson Cnty, NJ), Fac Lease Rev Rfdg Bonds (Hudson Cnty Lease Proj), Ser 2010,
5.375%, 10-1-21	2,500	2,708
NJ Econ Dev Auth, Rev Bonds (Provident Group-Montclair Ppty LLC - Montclair St Univ Student Hsng Proj), Ser 2010A,
5.750%, 6-1-31	3,750	3,982

82	SEMIANNUAL REPORT	2018

SCHEDULE OF INVESTMENTS	IVY MUNICIPAL BOND FUND (in thousands)

SEPTEMBER 30, 2018 (UNAUDITED)

MUNICIPAL BONDS (Continued)	Principal	Value
New Jersey (Continued)
NJ Econ Dev Auth, Sch Fac Constr Rfdg Bonds, Ser 2011EE,
5.250%, 9-1-24	$3,045	$3,205
NJ Edu Fac Auth, Rev Rfdg Bonds, Univ of Medicine and Dentistry of NJ Issue, Ser 2009B,
7.500%, 12-1-32	1,000	1,037
NJ Higher Edu Student Assistance Auth, Student Loan Rev Bonds, Ser 2011-1:
5.000%, 12-1-19	1,885	1,942
5.500%, 12-1-21	1,145	1,246
NJ Hlth Care Fac Fin Auth, Rev and Rfdg Bonds, Barnabas Hlth Issue, Ser 2011A,
5.625%, 7-1-37	500	547
NJ Hlth Care Fac Fin Auth, Rev Bonds, Virtua Hlth Issue, Ser 2009A,
5.500%, 7-1-38	2,000	2,051
NJ Trans Trust Fund Auth, Trans Sys Bonds (Cap Apprec Bonds), Ser 2010A,
0.000%, 12-15-40 (B)	10,000	3,421
NJ Trans Trust Fund Auth, Trans Sys Bonds, Ser 2005B,
5.250%, 12-15-22	3,500	3,847
NJ Trans Trust Fund Auth, Trans Sys Bonds, Ser 2006A (Insured by AGM/CR),
5.500%, 12-15-22	1,500	1,670
Passaic Vly Sewerage Commissioners (NJ), Sewer Sys Bonds, Ser G,
5.750%, 12-1-21	2,935	3,224

		28,880

New York – 9.3%
Buffalo and Erie Cnty Indl Land Dev Corp., Oblig Group Rev Bonds (Catholic Hlth Sys, Inc. Proj), Ser 2015,
5.250%, 7-1-35	750	817
Dormitory Auth of the State of NY, State Personal Income Tax Rev Bonds (Gen Purp), Ser 2015C (Tax-Exempt),
5.000%, 2-15-38	5,000	5,506
Long Island Power Auth, Elec Sys Gen Rev Bonds, Ser 2014A (Insured by AGM),
5.000%, 9-1-39	1,500	1,648
Metro Trans Auth, Trans Rev Bonds, Ser 2014C,
5.000%, 11-15-36	2,625	2,899
Metro Trans Auth, Trans Rev Bonds, Ser 2015A-2 (SIFMA Municipal Swap Index plus 58 bps),
2.140%, 11-15-39 (A)	6,000	6,009
Metro Trans Auth, Trans Rev Green Bonds, Ser 2016A-1,
5.000%, 11-15-41	2,105	2,313

MUNICIPAL BONDS (Continued)	Principal	Value
New York (Continued)
Metro Trans Auth, Trans Rev Rfdg Bonds, Ser 2015C-1,
5.000%, 11-15-35	$2,500	$2,768
NY Convention Ctr Dev Corp., Rev Rfdg Bonds (Hotel Unit Fee Secured), Ser 2015,
5.000%, 11-15-34	6,000	6,703
NY Dormitory Auth, Mercy Med Ctr Rev Bonds (Catholic Hlth of Long Island Oblig Group), Ser 1999B (Auction rate),
3.881%, 7-1-29 (A)	8,250	8,250
NYC GO Bonds, Fiscal 2014 Ser G,
5.000%, 8-1-30	1,000	1,114
NYC GO Bonds, Ser 2014D-1,
5.000%, 8-1-30	2,000	2,220
NYC Hsng Dev Corp., Multi-Fam Hsng Rev Bonds, Ser 2009K,
4.950%, 11-1-39	2,415	2,442
NYC Indl Dev Agy, Pilot Rev Bonds (Yankee Stadium Proj), Ser 2009A:
0.000%, 3-1-25 (B)	3,175	2,631
0.000%, 3-1-26 (B)	3,185	2,541
0.000%, 3-1-27 (B)	3,000	2,299
NYC Muni Water Fin Auth, Water and Sewer Sys Second Gen Resolution Rev Bonds, Ser 2015HH,
5.000%, 6-15-37	10,000	11,129
NYC Transitional Fin Auth, Bldg Aid Rev Bonds, Ser 2016S-1,
5.000%, 7-15-37	1,000	1,115
NYC Transitional Fin Auth, Future Tax Secured Tax-Exempt Sub Bonds, Ser 2013I,
5.000%, 5-1-29	3,000	3,310
Util Debt Securitization Auth, Restructuring Bonds, Ser 2013TE,
5.000%, 12-15-31	10,000	11,160

		76,874

North Carolina – 0.5%
NC Eastn Muni Power Agy, Power Sys Rev Bonds, Ser 2008C:
6.000%, 1-1-19	35	36
6.750%, 1-1-24	1,000	1,012
NC Tpk Auth, Triangle Expressway Sys Rev Bonds, Ser 2009A:
0.000%, 1-1-37 (B)	3,500	1,657
5.750%, 1-1-39	1,000	1,010
Oak Island, NC, Enterprise Sys Rev Bonds, Ser 2009,
6.000%, 6-1-34	500	513

		4,228

Ohio – 1.1%
Greene Cnty Port Auth, Adult Svc Fac Rev Bonds (Greene, Inc. Proj), Ser 2009,
7.500%, 12-1-33	1,000	1,064
OH Air Quality Dev Auth, Air Quality Rev Bonds (OH Vly Elec Corp. Proj), Ser 2009E,
5.625%, 10-1-19	2,000	2,040

MUNICIPAL BONDS (Continued)	Principal	Value
Ohio (Continued)
OH Air Quality Dev Auth, Envirnmt Impvt Rev Bonds (Buckeye Power, Inc. Proj), Ser 2010,
5.750%, 12-1-30	$5,000	$5,365
OH Hosp Fac Rev Bonds (Summa Hlth Sys 2010 Proj):
5.750%, 11-15-40	1,000	1,053

		9,522

Oregon – 1.0%
Hosp Fac Auth of Clackamas Cnty, OR, Rev Bonds (Legacy Hlth Sys), Ser 2009A,
5.500%, 7-15-35	250	257
Port of Portland, OR, Portland Intl Arpt Rfdg Rev Bonds, Ser Twenty-Three:
5.000%, 7-1-33	5,000	5,584
5.000%, 7-1-34	1,000	1,112
Port of Portland, Portland Intl Arpt, Rev Bonds, Subser 20C,
5.000%, 7-1-22	1,000	1,048

		8,001

Pennsylvania – 6.6%
Butler Cnty Hosp Auth, Hosp Rev Bonds (Butler Hlth Sys Proj), Ser 2009B,
7.250%, 7-1-39	1,000	1,039
Dauphin Cnty Gen Auth, Hlth Sys Rev Bonds (Pinnacle Hlth Sys Proj), Ser 2009A:
6.000%, 6-1-29	2,000	2,051
6.000%, 6-1-36	3,350	3,439
Lycoming Cnty Auth, Hlth Sys Rev Bonds (Susquehanna Hlth Sys Proj), Ser 2009A,
5.750%, 7-1-39	4,000	4,113
PA Auth for Indl Dev, Rev Bonds (MaST Charter Sch Proj), Ser 2010,
6.000%, 8-1-35	750	801
PA Higher Edu Fac Auth, Rev Bonds (Shippensburg Univ Student Svc, Inc. Student Hsng Proj at Shippensburg Univ of PA), Ser 2011,
6.000%, 10-1-26	3,000	3,324
PA Tpk Comsn, Tpk Sub Rev Bonds, Ser 2009C,
0.000%, 6-1-33 (B)	4,000	4,850
PA Tpk Comsn, Tpk Sub Rev Bonds, Ser 2009D,
5.500%, 12-1-41	3,000	3,122
PA Tpk Comsn, Tpk Sub Rev Bonds, Ser 2010 B-2:
5.750%, 12-1-28	10,000	10,781
PA Tpk Comsn, Tpk Sub Rev Rfdg Bonds, Ser 2016,
5.000%, 6-1-38	1,000	1,078
Philadelphia Auth Indl Dev, Rev Bonds (Mariana Bracetti Academy Charter Sch Proj), Ser 2011,
7.250%, 12-15-31	3,000	3,296

2018	SEMIANNUAL REPORT	83

SCHEDULE OF INVESTMENTS	IVY MUNICIPAL BOND FUND (in thousands)

SEPTEMBER 30, 2018 (UNAUDITED)

MUNICIPAL BONDS (Continued)	Principal	Value
Pennsylvania (Continued)
Philadelphia, PA, Arpt Rev Bonds, Ser 2010D,
5.250%, 6-15-22	$5,000	$5,244
Philadelphia, PA, GO Rfdg Bonds, Ser 2008A (Insured by AGM),
5.250%, 12-15-24	11,195	11,274

		54,412

Puerto Rico – 0.1%
PR Aqueduct and Sewer Auth, Rev Bonds, Ser A,
5.000%, 7-1-28	1,000	1,040

Rhode Island – 0.2%
RI Hlth and Edu Bldg Corp., Hosp Fin Rev Bonds, Lifespan Oblig Group Issue, Ser 2009A,
6.250%, 5-15-30	1,590	1,632

South Carolina – 0.5%
SC Jobs - Econ Dev Auth, Student Hsng Rev Bonds (Coastal Hsng Fndtn LLC Proj), Ser 2009A,
6.500%, 4-1-42	4,015	4,278

Tennessee – 0.9%
Memphis-Shelby Cnty Arpt Auth, Arpt Rfdg Rev Bonds, Ser 2010B,
5.750%, 7-1-25	750	792
Memphis-Shelby Cnty Arpt Auth, Arpt Rfdg Rev Bonds, Ser 2011A-1:
5.750%, 7-1-19	2,220	2,278
5.750%, 7-1-20	1,330	1,409
The Hlth and Edu Fac Board of Johnson City, TN, Hosp Rfdg Rev Bonds (Mountain States Hlth Alliance), Ser 2010A,
6.500%, 7-1-38	2,500	2,689

		7,168

Texas – 10.8%
Austin, TX, Arpt Sys Rev Bonds (Travis, Williamson and Hays Cntys), Ser 2014,
5.000%, 11-15-39	1,000	1,084
Bexar Cnty Hlth Fac Dev Corp., Rev Bonds (Army Ret Residence Fndtn Proj), Ser 2010,
6.200%, 7-1-45	3,250	3,473
Cap Area Cultural Edu Fac Fin Corp., Rev Bonds (The Roman Catholic Diocese of Austin), Ser 2005B,
6.125%, 4-1-45	1,000	1,048
Cass Cnty Indl Dev Corp., Envirnmt Impvt Rev Rfdg Bonds, Ser 2009A,
9.250%, 3-1-24	3,000	3,095
Clifton Higher Edu Fin Corp., Edu Rev Bonds (IDEA Pub Sch), Ser 2011,
5.750%, 8-15-41	500	548
Clifton Higher Edu Fin Corp., Edu Rev Bonds (Uplift Edu), Ser 2014A,
4.250%, 12-1-34	3,000	3,027

MUNICIPAL BONDS (Continued)	Principal	Value
Texas (Continued)
Harris Cnty Hlth Fac Dev Corp., Hosp Rev Rfdg Bonds (Mem Hermann Hlthcare Sys), Ser 2008B,
7.000%, 12-1-27	$2,500	$2,521
Harris Cnty Hlth Fac Dev Corp., Thermal Util Rev Bonds (Teco Proj), Ser 2008,
5.000%, 11-15-26	2,500	2,510
Houston Higher Edu Fin Corp., Edu Rev Bonds (Cosmos Fndtn, Inc.), Ser 2011A:
6.500%, 5-15-31	1,000	1,110
Houston, TX, Arpt Sys, Sub Lien Rev Rfdg Bonds, Ser 2012A,
5.000%, 7-1-32	500	536
North Harris Cnty Rgnl Water Auth, Sr Lien Rev and Rfdg Bonds, Ser 2016,
4.000%, 12-15-35	3,090	3,206
North TX Twy Auth, Sys Rev Rfdg Bonds, Ser 2008D,
0.000%, 1-1-30 (B)	26,000	17,755
Pharr, TX, Higher Edu Fin Auth, Edu Rev Bonds (Idea Pub Sch), Ser 2009A:
6.500%, 8-15-39	1,000	1,039
TX Private Activity Bond Surface Trans Corp., Sr Lien Rev Bonds (North Tarrant Express Managed Lanes Proj), Ser 2009,
6.875%, 12-31-39	2,500	2,630
TX Private Activity Bond Surface Trans Corp., Sr Lien Rev Bonds (LBJ Infra Group LLC IH-635 Managed Lanes Proj), Ser 2010:
7.500%, 6-30-33	3,000	3,253
7.000%, 6-30-40	5,000	5,368
TX Pub Fin Auth Charter Sch Fin Corp., Edu Rev Bonds (Cosmos Fndtn, Inc.), Ser 2010A,
6.200%, 2-15-40	2,500	2,635
TX Pub Fin Auth, TX Southn Univ Rev Fin Sys Bonds, Ser 2016 (Insured by BAMAC),
4.000%, 5-1-33	500	507
TX Pub Fin Auth, TX Southn Univ Rev Fin Sys Bonds, Ser 2011,
6.750%, 5-1-26	3,740	4,044
TX Tpk Auth, Cent TX Tpk Sys, First Tier Rev Bonds, Ser 2002A (Insured by BHAC):
0.000%, 8-15-26 (B)	24,500	19,610
TX Trans Comsn, Cent TX Tpk Sys Rev Bonds (First Tier Rev Rfdg Bonds), Ser 2015-B,
5.000%, 8-15-37	1,000	1,090
TX Water Dev Board, State Water Implementation Rev Fund for TX Rev Bonds, Ser 2018B,
5.000%, 10-15-38 (C)	8,000	9,196

		89,285

MUNICIPAL BONDS (Continued)	Principal	Value
Utah – 0.1%
UT State Charter Sch Fin Auth, Charter Sch Rev Bonds (Syracuse Arts Acadamy Proj), Ser 2017,
5.000%, 4-15-37	$1,000	$1,089

Virginia – 0.6%
Indl Dev Auth of Washington Cnty, VA, Hosp Rev Bonds (Mountain States Hlth Alliance), Ser 2009C,
7.500%, 7-1-29	3,000	3,041
Isle of Wight Cnty, VA, GO Pub Impvt Bonds, Ser 2008B,
6.000%, 7-1-27	1,605	1,622

		4,663

Washington – 1.3%
Port of Seattle, Intermediate Lien Rev Rfdg Bonds, Ser 2015B,
5.000%, 3-1-35	2,000	2,207
WA Hlth Care Fac Auth, Rev Bonds (Cent WA Hlth Svcs Assoc), Ser 2009,
7.000%, 7-1-39	1,000	1,037
WA Hlth Care Fac Auth, Rev Bonds (Providence Hlth & Svc), Ser 2014D,
5.000%, 10-1-38	5,000	5,425
WA Hlth Care Fac Auth, Rev Bonds (Seattle Cancer Care Alliance), Ser 2008,
7.125%, 3-1-29	2,500	2,553

		11,222

West Virginia – 0.1%
WV Hosp Fin Auth, Hosp Rev Rfdg and Impvt Bonds (WV Utd Hlth Sys Oblig Group), Ser 2009C,
5.500%, 6-1-39	500	512

Wisconsin – 1.4%
Milwaukee Cnty, WI, Arpt Rev Rfdg Bonds, Ser 2010B,
5.000%, 12-1-19	1,000	1,032
WI Gen Fund Annual Appropriation Bonds, Ser 2009A:
5.750%, 5-1-33	1,000	1,023
WI Hlth and Edu Fac Auth, Rev Bonds (Ascension Sr Credit Group), Ser 2016A,
4.000%, 11-15-33	1,000	1,032
WI Hlth and Edu Fac Auth, Rev Bonds (Aurora Hlth Care, Inc.), Ser 2010A,
5.625%, 4-15-39	1,500	1,582
WI Hlth and Edu Fac Auth, Rev Bonds (Med College of WI, Inc.), Ser 2016,
5.000%, 12-1-41	4,000	4,395

84	SEMIANNUAL REPORT	2018

SCHEDULE OF INVESTMENTS	IVY MUNICIPAL BOND FUND (in thousands)

SEPTEMBER 30, 2018 (UNAUDITED)

MUNICIPAL BONDS (Continued)	Principal	Value
Wisconsin (Continued)
WI Hlth and Edu Fac Auth, Rev Bonds (Pro Hlth Care, Inc. Oblig Group), Ser 2009,
6.625%, 2-15-39	$2,500	$2,543

		11,607

TOTAL MUNICIPAL BONDS – 90.3%		$747,203
(Cost: $701,883)

SHORT-TERM SECURITIES
Commercial Paper (D) – 0.4%
J.M. Smucker Co. (The),
2.400%, 10-1-18	3,164	3,163

Master Note – 0.7%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
2.470%, 10-5-18 (E)	5,929	5,929

Municipal Obligations – 6.2%
CA Statewide Cmnty Dev Auth, Multifam Hsng Rev Bonds (Wyndover Apts), Ser 2004 LL (GTD by FNMA) (BVAL plus 10 bps),
1.550%, 10-7-18 (E)	7,250	7,250
CO Hsng and Fin Auth, Multifam Hsng Rev Bonds (Greentree Vlg Apts Proj), Ser 2007 (GTD by U.S. Bank N.A.) (BVAL plus 24 bps),
1.630%, 10-7-18 (E)	4,400	4,400
FL Muni Power Agy, All-Requirements Power Supply Proj Var Rate Demand Rfdg Rev Bonds, Ser 2008C (GTD by Bank of America N.A.) (BVAL plus 25 bps),
1.650%, 10-1-18 (E)	2,000	2,000

SHORT-TERM SECURITIES (Continued)	Principal	Value
Municipal Obligations (Continued)
Greenville Hosp Sys Board of Trustees, Hosp Rfdg Rev Bonds, Ser 2008B (GTD by U.S. Bank N.A.) (BVAL plus 10 bps),
1.550%, 10-7-18 (E)	$9,500	$9,500
LA Pub Fac Auth, Var Rate Rev Rfdg Bonds (CHRISTUS Hlth), Ser 2009B-1 (GTD by Bank of New York Mellon (The)) (BVAL plus 25 bps),
1.590%, 10-7-18 (E)	2,500	2,500
MI Strategic Fund, Var Rate Demand Ltd. Oblig Rev Bonds, Ser 2007 (GTD by Air Prods and Chemicals, Inc.) (BVAL plus 23 bps),
1.650%, 10-1-18 (E)	500	500
Minneapolis, MN, Hsng Dev, Rfdg Rev Bonds (One Ten Grant Proj), Ser 1989 (GTD by FNMA) (BVAL plus 8 bps),
1.580%, 10-7-18 (E)	1,500	1,500
NJ Hlth Care Fac Fin Auth, Rev Bonds, AHS Hosp Corp. Issue, Ser 2008C (GTD by JPMorgan Chase & Co.) (BVAL plus 9 bps),
1.550%, 10-7-18 (E)	7,000	7,000
NY Hsng Fin Agy, Related-Caroline Apt Hsng Rev Bonds, Ser 2008A (GTD by FHLMC) (BVAL plus 17 bps),
1.610%, 10-7-18 (E)	5,000	5,000
SC Pub Svc Auth, Rev Commercial Paper Notes, Ser DD (GTD by Bank of America N.A.),
2.330%, 10-17-18	2,900	2,900
Sheridan Redev Agy CO Tax, Var Rfdg S Santa Fe Dr Corridor Redev PJ, Ser A-1 (GTD by JPMorgan Chase & Co.) (BVAL plus 24 bps),
1.650%, 10-7-18 (E)	5,000	5,000

SHORT-TERM SECURITIES (Continued)	Principal	Value
Municipal Obligations (Continued)
Univ of KS Hosp Auth, Var Rate Demand Hlth Fac Rev Bonds (KU Hlth Sys), Ser 2004 (GTD by U.S. Bank N.A.) (BVAL plus 17 bps),
1.670%, 10-1-18 (E)	$2,540	$2,540
WI Hlth and Edu Fac Auth, Var Rate Demand Rev Bonds (Wausau Hosp, Inc.), Ser 1998B (GTD by JPMorgan Chase Bank N.A.) (BVAL plus 25 bps),
1.580%, 10-7-18 (E)	1,500	1,500

		51,590

United States Government Agency Obligations – 1.4%
Overseas Private Investment Corp. (GTD by U.S. Government) (3-Month U.S. TB Rate):
2.170%, 10-7-18 (E)	6,265	6,265
2.220%, 10-7-18 (E)	5,000	5,000

		11,265

TOTAL SHORT-TERM SECURITIES – 8.7%		$71,947
(Cost: $71,948)

TOTAL INVESTMENT SECURITIES – 100.0%		$827,451
(Cost: $782,206)

CASH AND OTHER ASSETS, NET OF LIABILITIES (F) – 0.0%		60

NET ASSETS – 100.0%		$827,511

Notes to Schedule of Investments

(A)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2018. Description of the reference rate and spread, if applicable, are included in the security description.

(B)	Zero coupon bond.

(C)	Purchased on a when-issued basis with settlement subsequent to September 30, 2018.

(D)	Rate shown is the yield to maturity at September 30, 2018.

(E)

Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(F)	Cash of $364 has been pledged as collateral on open futures contracts.

The following futures contracts were outstanding at September 30, 2018 (contracts unrounded):

Description	Type	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation
U.S. 30-Year Treasury Bond	Short	144	12-19-18	14,400	$(20,232)	$531

2018	SEMIANNUAL REPORT	85

SCHEDULE OF INVESTMENTS	IVY MUNICIPAL BOND FUND (in thousands)

SEPTEMBER 30, 2018 (UNAUDITED)

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of September 30, 2018. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Investment Funds	$8,301	$—	$—
Municipal Bonds	—	747,203	—
Short-Term Securities	—	71,947	—
Total	$8,301	$819,150	$—
Futures Contracts	$531	$—	$—

During the period ended September 30, 2018, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

AGM = Assured Guaranty Municipal

BAMAC = Build America Mutual Assurance Co.

BHAC = Berkshire Hathaway Assurance Corp.

BVAL = Bloomberg Valuation Municipal AAA Benchmark

FHA = Federal Housing Administration

FHLMC = Federal Home Loan Mortgage Corp.

FNMA = Federal National Mortgage Association

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

SIFMA = Securities Industry and Financial Markets Association

See Accompanying Notes to Financial Statements.

86	SEMIANNUAL REPORT	2018

PORTFOLIO HIGHLIGHTS	IVY MUNICIPAL HIGH INCOME FUND

ALL DATA IS AS OF SEPTEMBER 30, 2018 (UNAUDITED)

Asset Allocation

Stocks	0.0%
Bonds	97.0%
Municipal Bonds	97.0%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	3.0%

Quality Weightings

Investment Grade	36.3%
AAA	0.2%
AA	1.7%
A	12.9%
BBB	21.5%
Non-Investment Grade	60.7%
BB	17.3%
B	8.6%
CCC	0.4%
Below CCC	0.2%
Non-rated	34.2%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+ and Equities	3.0%

Our preference is to always use ratings obtained from Standard & Poor’s, Moody’s, and Fitch. It is each Portfolio’s general policy to classify such security at the lower rating level if only two ratings are available. If more than two ratings are available and a median exists, the median is used. If more than two ratings exist without a median, the lower of the two middle ratings is used. We do not evaluate these ratings, but simply assign them to the appropriate credit quality category as determined by the rating agency.

+

Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

2018	SEMIANNUAL REPORT	87

SCHEDULE OF INVESTMENTS	IVY MUNICIPAL HIGH INCOME FUND (in thousands)

SEPTEMBER 30, 2018 (UNAUDITED)

COMMON STOCKS	Shares	Value
Consumer Discretionary

Education Services – 0.0%
1155 Island Avenue LLC (G)(H)(I)	6,578	$49

TOTAL COMMON STOCKS – 0.0%		$49
(Cost: $–)

MUNICIPAL BONDS	Principal

Alabama – 3.0%
AL 21st Century Auth, Tob Stlmt Rev Bonds, Ser 2012-A,
5.000%, 6-1-21	$1,000	1,068
AL Econ Stlmt Auth, BP Stlmt Rev Bonds, Ser 2016A,
4.000%, 9-15-33	9,000	9,184
Fairfield, AL, GO Warrants, Ser 2012,
6.000%, 6-1-37	8,485	8,403
Jefferson Cnty, AL, Swr Rev Bonds, Ser 2013-D,
6.500%, 10-1-53	10,470	12,254
Lower AL Gas Dist, Gas Proj Rev Bonds, Ser 2016A,
5.000%, 9-1-46	6,000	7,014

		37,923

Alaska – 0.8%
Northn Tob Securitization Corp., Tob Stlmt Asset-Bkd Bonds, Ser 2006A Sr Cur Int Bonds,
5.000%, 6-1-46	10,000	10,000

American Samoa – 0.6%
American Samoa Econ Dev Auth, Gen Rev and Rfdg Bonds, Ser 2015A,
6.625%, 9-1-35	8,000	7,728

Arizona – 2.3%
AZ Hlth Fac Auth, Rev Bonds (Banner Hlth), Ser 2007B (3-Month U.S. LIBOR*0.67 plus 81 bps),
0.981%, 1-1-37 (A)	10,000	9,524
AZ Indl Dev Auth, Edu Rev and Rfdg Bonds (AZ Agribusiness & Equine Ctr, Inc. Proj), Ser 2017B,
5.000%, 3-1-42	1,500	1,482
Indl Dev Auth of Pima, Edu Rev Bonds (Noah Webster Sch – Pima Proj), Tax-Exempt Ser 2014A,
7.000%, 12-15-43	1,500	1,619
Indl Dev Auth of Tempe, AZ, Rev Rfdg Bonds (Friendship Vlg of Tempe), Ser 2012A:
6.000%, 12-1-27	2,390	2,560
6.000%, 12-1-32	1,430	1,518
6.250%, 12-1-42	2,150	2,286
6.250%, 12-1-46	2,500	2,656
Indl Dev Auth of Yavapai, Edu Rev Bonds (AZ Agribusiness and Equine Ctr, Inc. Proj), Ser 2011,
7.875%, 3-1-42	5,500	6,245

MUNICIPAL BONDS (Continued)	Principal	Value
Arizona (Continued)
Phoenix, AZ, Indl Dev Auth, Student Hsng Rfdg Rev Bonds (Downtown Phoenix Student Hsng LLC – AZ State Univ Proj), Ser 2018A,
5.000%, 7-1-42	$1,000	$1,081

		28,971

California – 11.2%
CA Cnty Tob Securitization Agy, Tob Stlmt Asset-Bkd Bonds (Stanislaus Cnty Tob Funding Corp.), Ser 2006,
0.000%, 6-1-55 (B)	6,250	314
CA Muni Fin Auth, Charter Sch Rev Bonds (Palmdale Aerospace Academy Proj), Ser 2016A:
5.000%, 7-1-41	1,750	1,811
5.000%, 7-1-46	1,670	1,723
CA Muni Fin Auth, Edu Fac Rev Bonds (King/Chavez Academies Proj), Taxable Ser 2009B,
8.000%, 10-1-22	265	278
CA Muni Fin Auth, Edu Fac Rev Bonds (Literacy First Proj), Ser 2010B,
6.000%, 9-1-30	2,040	2,097
CA Muni Fin Auth, Rev Bonds (Ret Hsng Fndtn Oblig Group), Ser 2017A,
5.000%, 11-15-31	750	873
CA Muni Fin Auth, Sr Lien Rev Bonds (LINXS APM Proj), Ser 2018A:
4.000%, 12-31-47	5,000	4,932
5.000%, 12-31-47	1,500	1,635
CA Sch Fin Auth, Charter Sch Rev Bonds (Coastal Academy Proj), Ser 2013A,
5.000%, 10-1-42	1,200	1,225
CA Sch Fin Auth, Charter Sch Rev Bonds (Encore Edu Oblig Group), Ser 2016A:
5.000%, 6-1-42	2,010	1,790
5.000%, 6-1-52	1,890	1,628
CA Sch Fin Auth, Charter Sch Rev Bonds (Rocketship Pub Sch - Oblig Group), Ser 2017G:
5.000%, 6-1-47	675	693
5.000%, 6-1-53	675	688
CA Sch Fin Auth, Charter Sch Rev Bonds (Summit Pub Sch - Oblig Group), Ser 2017,
5.000%, 6-1-47	1,500	1,605
CA Sch Fin Auth, Charter Sch Rev Rfdg Bonds (Aspire Pub Sch - Oblig Group), Ser 2016,
5.000%, 8-1-41	1,500	1,584
CA Sch Fin Auth, Edu Fac Rev Bonds (River Springs Charter Sch), Ser 2017A:
5.000%, 7-1-47	1,975	2,043
5.000%, 7-1-52	1,000	1,027
CA Sch Fin Auth, Sch Fac Rev Bonds (Alliance for College-Ready Pub Sch Proj), Ser 2016C,
5.250%, 7-1-52	3,660	3,916

MUNICIPAL BONDS (Continued)	Principal	Value
California (Continued)
CA Statewide Cmnty Dev Auth, Edu Fac Rev Bonds (Independence Support LLC Proj), Ser 2015,
7.000%, 6-1-45 (C)	$4,000	$2,411
CA Statewide Cmnty Dev Auth, Rev Bonds (Lancer Plaza Proj), Ser 2013:
5.625%, 11-1-33	1,400	1,559
5.875%, 11-1-43	1,890	2,101
CA Statewide Cmnty Dev Auth, Rev Bonds (Loma Linda Univ Med Ctr), Ser 2016A:
5.000%, 12-1-46	3,000	3,192
5.250%, 12-1-56	2,500	2,665
CA Statewide Cmnty Dev Auth, Rfdg Rev Bonds (CA Baptist Univ), Ser 2017A,
5.000%, 11-1-41	1,000	1,095
CA Statewide Cmnty Dev Auth, Sr Living Rev Bonds (Southn CA Presbyterian Homes), Ser 2009:
6.625%, 11-15-24	2,490	2,604
7.000%, 11-15-29	3,500	3,674
7.250%, 11-15-41	6,000	6,316
CA Statewide Cmnty Dev Auth, Student Hsng Rfdg Rev Bonds (Univ of CA, Irvine East Campus Apt, CHF-Irvine LLC), Ser 2016,
5.000%, 5-15-40	1,500	1,641
CA Various Purp GO Bonds:
6.000%, 4-1-35	500	510
Cert of Part, Oro Grande Elem Sch Dist, Ser 2010,
6.125%, 9-15-40	5,000	5,335
Cert of Part, Oro Grande Elem Sch Dist, Ser 2013,
5.125%, 9-15-42	2,760	2,917
Foothill/Eastn Trans Corridor Agy, Toll Road Rfdg Rev Bonds, Ser 2013B-1 (Insured by AGM),
3.950%, 1-15-53	2,800	2,728
Golden State Tob Securitization Corp., Enhanced Tob Stlmt Asset-Bkd Bonds, Ser 2017A-1,
5.000%, 6-1-29	1,250	1,411
Golden State Tob Securitization Corp., Tob Stlmt Asset-Bkd Bonds, Ser 2015A,
5.000%, 6-1-35	6,265	6,980
Golden State Tob Securitization Corp., Tob Stlmt Asset-Bkd Bonds, Ser 2018A-1,
5.000%, 6-1-47	2,000	2,049
Palamar Hlth, Rfdg Rev Bonds, Ser 2016,
4.000%, 11-1-39	8,700	8,329
Palomar Pomerado Hlth, San Diego Cnty, CA, Cert of Part:
6.625%, 11-1-29	2,000	2,104
6.000%, 11-1-41	3,000	3,259
Redev Agy for Riverside, Interstate 215 Corridor Redev Proj Area, 2010 Tax Alloc Bonds, Ser E,
6.500%, 10-1-40	2,500	2,732

88	SEMIANNUAL REPORT	2018

SCHEDULE OF INVESTMENTS	IVY MUNICIPAL HIGH INCOME FUND (in thousands)

SEPTEMBER 30, 2018 (UNAUDITED)

MUNICIPAL BONDS (Continued)	Principal	Value
California (Continued)
Redev Agy of San Buenaventura, Merged San Buenaventura Redev Proj, 2008 Tax Alloc Bonds:
7.750%, 8-1-28	$1,000	$1,003
8.000%, 8-1-38	1,500	1,506
San Buenaventura Rev Bonds (Cmnty Mem Hlth Sys), Ser 2011:
8.000%, 12-1-26	1,400	1,606
8.000%, 12-1-31	9,400	10,611
7.500%, 12-1-41	4,000	4,408
San Diego, CA, Tob Stlmt Rev Funding Corp., Tob Stlmt Bonds, Ser 2018C,
4.000%, 6-1-32	980	1,004
San Mateo Cmnty Fac Dist No. 2008-1 (Bay Meadows), Spl Tax Bonds, Ser 2012,
6.000%, 9-1-42	6,000	6,632
Successor Agy to the Commerce Cmnty Dev Comsn, Tax Alloc Rfdg Bonds, Ser 2018A (Insured by AGM),
5.000%, 8-1-19	250	256
Tob Securitization Auth of Southn CA, Tob Stlmt Asset-Bkd Bonds (San Diego Cnty Tob Asset Securitization Corp.), Ser 2006A Sr Current Int Bonds,
5.000%, 6-1-37	13,000	13,059
Tob Securitization Auth of Southn CA, Tob Stlmt Asset-Bkd Bonds (San Diego Cnty Tob Asset Securitization Corp.), Ser A-1,
5.125%, 6-1-46	6,650	6,680

		142,239

Colorado – 4.7%
AR River Power Auth, CO Power Supply Sys Rev Rfdg Bonds, Ser 2018A,
5.000%, 10-1-43	5,000	5,434
Arkansas River Power Auth, CO, Power Rev Impvt Bonds, Ser 2008,
6.000%, 10-1-40	10,325	10,325
Arkansas River Power Auth, CO, Power Rev Impvt Bonds, Ser 2010,
6.125%, 10-1-40	5,000	5,242
CO Edu and Cultural Fac Auth, Charter Sch Rev Bonds (The Classical Academy Proj), Ser 2008A,
7.400%, 12-1-38	2,785	2,810
CO Edu and Cultural Fac Auth, Charter Sch Rev Bonds (The Classical Academy Proj), Ser 2008B,
8.000%, 12-1-38	1,090	1,101

MUNICIPAL BONDS (Continued)	Principal	Value
Colorado (Continued)
CO Edu and Cultural Fac Auth, Charter Sch Rev Bonds (Twin Peaks Charter Academy Proj), Ser 2008,
7.000%, 11-15-38	$4,000	$4,025
CO Edu and Cultural Fac Auth, Charter Sch Rev Dev and Rfdg Bonds (Windsor Charter Academy Proj), Ser 2016:
3.875%, 9-1-26	570	549
5.000%, 9-1-36	1,000	1,001
5.000%, 9-1-46	1,390	1,353
CO High Performance Trans Enterprise, U.S. 36 and I-25 Managed Lanes Sr Rev Bonds, Ser 2014,
5.750%, 1-1-44	3,250	3,541
CO Hlth Fac Auth, Rev Bonds (Total Longterm Care Natl Oblig Group Proj), Ser 2010A,
6.250%, 11-15-40	1,250	1,356
CO Hlth Fac Auth, Rev Rfdg Bonds (Christian Living Cmnty Proj), Ser 2012,
5.250%, 1-1-37	1,000	1,028
CO Intl Ctr Metro Dist No. 3, GO Rfdg and Impvt Bonds, Ser 2016,
5.000%, 12-1-46	3,140	2,963
Green Gables Metro Dist No. 1, Ltd. Tax GO Bonds, Ser 2016A,
5.300%, 12-1-46	1,250	1,251
Leyden Rock Metro Dist No. 10 (Arvada, CO), Ltd. Tax GO Rfdg and Impvt Bonds, Ser 2016A,
5.000%, 12-1-45	1,250	1,274
Leyden Rock Metro Dist No. 10 (Arvada, CO), Ltd. Tax Subordinate GO Bonds, Ser 2016B,
7.250%, 12-15-45	500	491
Littleton Vlg Metro Dist No. 2, Ltd. Tax GO and Spl Rev Bonds, Ser 2015,
5.375%, 12-1-45	1,700	1,719
Pub Auth for CO Enrg, Natural Gas Purchase Rev Bonds, Ser 2008,
6.500%, 11-15-38	3,000	4,035
Rgnl Trans Dist, Private Activity Bonds (Denver Transit Partn Eagle P3 Proj), Ser 2010,
6.500%, 1-15-30	6,000	6,333
Sierra Ridge Metro Dist No. 2, Ltd. Tax GO Bonds, Ser 2016A,
5.500%, 12-1-46	1,500	1,525
Solaris Metro Dist No. 3, Ltd. Tax GO Rfdg Bonds, Ser 2016A,
5.000%, 12-1-46	1,880	1,924

		59,280

MUNICIPAL BONDS (Continued)	Principal	Value
Connecticut – 0.2%
CT Hlth and Edu Fac Auth, Hlthcare Fac Expansion Rev Bonds (Church Home of Hartford, Inc. Proj), Ser 2016A:
5.000%, 9-1-46	$1,000	$1,032
5.000%, 9-1-53	1,600	1,643

		2,675

District Of Columbia – 0.1%
Metro WA DC Arpt Auth, Dulles Toll Road, Second Sr Lien Rev Bonds, Ser 2010B,
0.000%, 10-1-44 (B)	1,000	1,259

Florida – 4.2%
Brevard Cnty, FL, Indl Dev Rev Bonds (TUFF FL Tech Proj), Ser 2009:
6.500%, 11-1-29	3,125	3,198
6.750%, 11-1-39	4,450	4,552
Cap Trust Agy, FL, First Mtg Rev Bonds (Silver Creek St. Augustine Proj), Ser 2014A,
8.250%, 1-1-49 (C)	3,000	2,250
Cap Trust Agy, FL, First Mtg Rev Bonds (Silver Creek St. Augustine Proj), Ser 2016A,
5.750%, 1-1-50 (C)	645	573
Cap Trust Agy, FL, First Mtg Rev Bonds (Silver Creek St. Augustine Proj), Ser 2016B,
7.000%, 1-1-35 (C)	555	529
FL Dev Fin Corp., Edu Fac Rev Bonds (Renaissance Charter Sch, Inc. Proj), Ser 2010A:
6.000%, 9-15-40	8,000	8,294
6.125%, 6-15-43	6,500	6,720
FL Dev Fin Corp., Edu Fac Rev Bonds (Renaissance Charter Sch, Inc. Proj), Ser 2014A:
6.000%, 6-15-34	110	115
6.125%, 6-15-44	5,300	5,472
FL Dev Fin Corp., Edu Fac Rev Bonds (Renaissance Charter Sch, Inc. Proj), Ser 2015A,
6.000%, 6-15-35	2,000	2,091
FL Dev Fin Corp., Rev Bonds (Sculptor Charter Sch Proj), Ser 2008A,
7.250%, 10-1-38	1,890	1,895
Lee Cnty Indl Dev Auth, Hlthcare Fac Rfdg Rev Bonds (Cypress Cove at Health Park FL, Inc. Proj), Ser 2012,
6.500%, 10-1-47	9,835	10,731
Miami-Dade Cnty Indl Dev Auth, Rev Bonds (Youth Co-Op Charter Sch Proj), Ser 2015A,
6.000%, 9-15-45	3,250	3,276
Mid-Bay Bridge Auth, 1st Sr Lien Rev Bonds, Ser 2015A,
5.000%, 10-1-40	2,000	2,167

2018	SEMIANNUAL REPORT	89

SCHEDULE OF INVESTMENTS	IVY MUNICIPAL HIGH INCOME FUND (in thousands)

SEPTEMBER 30, 2018 (UNAUDITED)

MUNICIPAL BONDS (Continued)	Principal	Value
Florida (Continued)
Osceola Cnty, Expressway Sys Rev Bonds (Poinciana Prkwy Proj), Ser 2014A,
5.375%, 10-1-47	$2,000	$2,145

		54,008

Georgia – 1.8%
Cobb Cnty, GA, Dev Auth Sr Living Rfdg Rev Bonds (Provident Vlg Creekside Proj), Ser 2016A:
6.000%, 7-1-36	1,250	1,148
6.000%, 7-1-51	4,000	3,502
Greene Cnty Dev Auth, GA, First Mtg Rev Bonds (Glen-I LLC Proj), Ser 2015A,
7.250%, 1-1-46	15,000	14,076
Savannah Econ Dev Auth, Rfdg Rev Bonds (The Marshes of Skidaway Island Proj), Ser 2013,
7.250%, 1-1-49	4,000	4,471

		23,197

Guam – 0.4%
Cert of Part (JFK High Sch Proj), Dept of Edu, GU, Ser 2010A:
6.625%, 12-1-30	1,400	1,437
6.875%, 12-1-40	3,500	3,599

		5,036

Hawaii – 0.2%
Dept of Budget and Fin of HI, Spl Purp Sr Living Rev Bonds (15 Craigside Proj), Ser 2009A,
8.750%, 11-15-29	300	320
Kaua’I Cmnty Fac Dist No. 2008-1 (Kukul’ula Dev Proj), Spl Tax Rev Bonds, Ser 2012,
5.750%, 5-15-42	2,000	2,019

		2,339

Idaho – 0.1%
ID Hsng and Fin Assoc (Compass Pub Charter Sch, Inc. Proj), Ser 2010A:
6.250%, 7-1-40	1,000	1,021
6.250%, 7-1-45	550	561

		1,582

Illinois – 8.9%
Cert of Part, Metra Market of Chicago LLC Redev Proj, Ser A,
6.870%, 2-15-24	800	801
Chicago Midway Arpt, Second Lien Rev Rfdg Bonds, Ser 2013B,
5.000%, 1-1-35	3,000	3,230
Chicago Multi-Fam Hsng, Rev Bonds (Goldblatts Supportive Living Proj), Ser 2013,
6.125%, 12-1-43	8,960	7,867
Chicago O’Hare Intl Arpt, Gen Arpt Sr Lien Rev Bonds, Ser 2015D,
5.000%, 1-1-46	2,000	2,153

MUNICIPAL BONDS (Continued)	Principal	Value
Illinois (Continued)
Chicago O’Hare Intl Arpt, Gen Arpt Third Lien Rev Bonds, Ser 2011A:
5.750%, 1-1-39	$1,000	$1,078
Chicago O’Hare Intl Arpt, Sr Spl Fac Rev Bonds (Trips Oblig Group), Ser 2018,
5.000%, 7-1-48	1,000	1,076
Cook Cnty, IL, Recovery Zone Fac Rev Bonds (Navistar Intl Corp. Proj), Ser 2010,
6.750%, 10-15-40	6,500	6,829
IL Fin Auth, Multi-Family Hsng Rev Bonds (St. Anthony of Lansing Proj), Ser 2012,
6.500%, 12-1-32	4,550	4,659
IL Fin Auth, Rev and Rfdg Bonds (Roosevelt Univ Proj), Ser 2009:
6.500%, 4-1-44	5,000	5,215
IL Fin Auth, Rev Bonds (Lutheran Home and Svs Oblig Group), Ser 2012:
5.625%, 5-15-42	5,300	5,513
5.750%, 5-15-46	2,500	2,606
IL Fin Auth, Rev Bonds (Navistar Intl Corp. Proj), Ser 2010,
6.750%, 10-15-40	6,500	6,829
IL Fin Auth, Rev Bonds (Rush Univ Med Ctr Oblig Group), Ser 2009A,
7.250%, 11-1-38	2,565	2,576
IL Fin Auth, Rev Bonds (Silver Cross Hosp and Med Ctrs), Ser 2009,
7.000%, 8-15-44	5,000	5,215
IL Fin Auth, Rev Rfdg Bonds (The Admiral at the Lake Proj), Ser 2017:
5.250%, 5-15-42	5,000	5,014
5.250%, 5-15-54	3,000	2,966
IL GO Bonds, Ser 2017D,
5.000%, 11-1-26	10,000	10,557
SW IL Dev Auth, Local Govt Prog Rev Bonds (City of Belleville-Carlyle/Green Mount Redev Proj), Ser 2011A,
7.000%, 7-1-41	6,000	6,054
SW IL Dev Auth, Local Govt Prog Rev Bonds (Granite City Proj), Ser 2008,
7.000%, 12-1-22	3,615	3,645
SW IL Dev Auth, Local Govt Prog Rev Rfdg Bonds (Granite City Proj), Ser 2012,
5.250%, 3-1-23	4,320	4,328
SW IL Dev Auth, Sr Care Fac Rev Bonds (Eden Ret Ctr, Inc. Proj), Ser 2006,
5.850%, 12-1-36	2,675	2,349
Upper IL River Vly Dev Auth (Pleasant View Luther Home Proj), Rev Bonds, Ser 2010:
7.250%, 11-15-40	1,100	1,136
7.375%, 11-15-45	1,500	1,551

MUNICIPAL BONDS (Continued)	Principal	Value
Illinois (Continued)
Upper IL River Vly Dev Auth, Multi-Fam Hsng Rev Bonds (Deer Park of Huntley Proj), Ser 2012,
6.500%, 12-1-32	$4,825	$4,763
Vlg of Bridgeview, Cook Cnty, IL, GO Bonds, Ser 2015A:
5.750%, 12-1-35	2,705	2,690
5.625%, 12-1-41	3,000	2,904
Vlg of East Dundee, Kane and Cook Cnty, IL, Ltd. Oblig Tax Incr Rev Bonds (Route 25 South Redev Proj), Ser 2012,
5.625%, 12-1-31	1,505	1,466
Vlg of Riverdale, Cook Cnty, IL, Unlimited Tax GO Bonds, Ser 2011,
8.000%, 10-1-36	8,000	8,514

		113,584

Indiana – 3.4%
City of Carmel, IN, Rev Bonds, Ser 2012A:
7.000%, 11-15-27	1,575	1,603
7.000%, 11-15-32	2,000	2,011
7.125%, 11-15-42	7,500	7,516
7.125%, 11-15-47	5,750	5,753
IN Fin Auth, Midwestn Disaster Relief Rev Bonds (OH Vly Elec Corp. Proj), Ser 2012A,
5.000%, 6-1-39	5,000	4,987
Lake Station 2008 Bldg Corp., Lake Station, IN, First Mtg Bonds, Ser 2010,
6.000%, 7-15-27	5,170	5,517
Terre Haute, IN, Rev Bonds (Westminister Vlg Proj), Ser 2012,
6.000%, 8-1-39	5,000	5,043
Westfield Redev Dist, Tax Incr Rev Bonds of 2009,
6.500%, 2-1-30	2,000	2,117
Whitestown, IN, Econ Dev Tax Incr Rev Bonds (Perry Indl Park and Whitestown Crossing Proj), Ser 2010A,
7.000%, 2-1-30	5,565	5,922
Whiting, IN, Redev Dist Tax Incr Rev Bonds, Ser 2016,
4.000%, 1-15-32	2,600	2,407

		42,876

Iowa – 0.2%
IA Fin Auth, Rev and Rfdg Bonds (Childserve Proj), Ser 2015B,
5.000%, 6-1-36	2,425	2,566

Kansas – 1.6%
Arkansas City, KS, Pub Bldg Comsn, Rev Bonds (South Cent KS Rgnl Med Ctr), Ser 2009:
6.250%, 9-1-24	1,145	1,160
7.000%, 9-1-29	900	920
7.000%, 9-1-38	3,500	3,572

90	SEMIANNUAL REPORT	2018

SCHEDULE OF INVESTMENTS	IVY MUNICIPAL HIGH INCOME FUND (in thousands)

SEPTEMBER 30, 2018 (UNAUDITED)

MUNICIPAL BONDS (Continued)	Principal	Value
Kansas (Continued)
Atchison, KS, Hosp Rev Bnds (Atchison Hosp Assoc), Ser 2009 (Blmbrg Fair Val Yld Index for the Qualified “A” Rtd Muni Indx 5-Year Mtrty plus 290 bps),
4.480%, 9-1-30 (A)	$1,000	$1,022
Lawrence, KS (The Bowersock Mills & Power Co. Hydroelec Proj), Indl Rev Bonds (Recovery Zone Fac Bonds), Ser 2010A,
7.625%, 8-1-37	7,500	7,880
Lenexa, KS, Hlth Care Fac Rev Bonds (Lakeview Village, Inc.), Ser 2018A:
4.000%, 5-15-34	1,000	972
5.000%, 5-15-39	1,500	1,589
Unif Govt of Wyandotte Cnty, Kansas City, KS, Spl Oblig Rfdg and Impvt Rev Bonds (Wyandotte Plaza Redev Proj), Ser 2016,
5.000%, 12-1-34	3,000	3,003

		20,118

Kentucky – 1.6%
KY Econ Dev Fin Auth, Hosp Rev Bonds, Ser 2010A:
6.375%, 6-1-40	5,500	5,882
6.500%, 3-1-45	2,500	2,679
KY Pub Trans Infra Auth, First Tier Toll Rev Bonds, Ser 2013A,
5.750%, 7-1-49	4,000	4,334
Murray, KY, Hosp Fac Rev Bonds (Murray-Calloway Cnty Pub Hosp Corp. Proj), Ser 2010,
6.375%, 8-1-40	2,000	2,150
Pub Enrg Auth of KY, Gas Supply Rev Bonds, Ser 2018B,
4.000%, 1-1-49	5,000	5,280

		20,325

Louisiana – 0.8%
LA Local Govt Envirnmt Fac and Cmnty Dev Auth, Rev and Rfdg Bonds (CDF Hlthcare of LA LLC Proj), Ser 2015A,
5.625%, 6-1-45	4,950	5,036
LA Local Govt Envirnmt Fac and Cmnty Dev Auth, Rev Bonds (Shreveport Arpt Cargo Fac Proj), Ser 2008C,
7.000%, 1-1-33	1,000	1,012
LA Pub Fac Auth, Solid Waste Disp Fac Rev Bonds (LA Pellets, Inc. Proj - Phase IIA), Ser 2014A,
8.375%, 7-1-39 (C)	13,547	—	*
LA Pub Fac Auth, Solid Waste Disp Fac Rev Bonds (LA Pellets, Inc. Proj), Ser 2013B,
10.500%, 7-1-39 (C)	12,202	—	*
LA Pub Fac Auth, Solid Waste Disp Fac Rev Bonds (LA Pellets, Inc. Proj), Ser 2015,
7.750%, 7-1-39 (C)	1,977	—	*

MUNICIPAL BONDS (Continued)	Principal	Value
Louisiana (Continued)
New Orleans Aviation Board, Gulf Opp Zone CFC Rev Bonds (Consolidated Rental Car Proj), Ser 2009A,
6.500%, 1-1-40	$4,600	$4,647

		10,695

Maine – 0.1%
ME Fin Auth, Solid Waste Disp Rev Bonds (Casella Waste Sys, Inc. Proj), Ser 2015R-2,
4.375%, 8-1-35	1,000	999

Maryland – 0.1%
MD Econ Dev Corp., Econ Dev Rev Bonds (Terminal Proj), Ser B,
5.750%, 6-1-35	1,750	1,858

Massachusetts – 0.3%
MA Dev Fin Agy, Rev Bonds, Foxborough Rgnl Charter Sch Issue, Ser 2010,
7.000%, 7-1-42	4,000	4,344

Michigan – 2.9%
Detroit, MI, GO Bonds, Ser 2004-A (1) (Insured by AMBAC),
5.250%, 4-1-23	220	211
Econ Dev Corp. of Oakland Cnty, Ltd. Oblig Rev Rfdg Bonds (The Roman Catholic Archdiocese of Detroit), Ser 2011,
6.500%, 12-1-20	3,090	3,143
MI Fin Auth, Hosp Rev and Rfdg Bonds (Presbyterian Vlg of MI), Ser 2015,
5.250%, 11-15-35	5,340	5,493
MI Fin Auth, Pub Sch Academy Ltd. Oblig Rev and Rev Rfdg Bonds (MI Technical Academy Proj), Ser 2012:
7.100%, 10-1-31 (C)	2,000	60
7.450%, 10-1-41 (C)	3,000	90
MI Fin Auth, Pub Sch Academy Ltd. Oblig Rev Bonds (Hanley Intl Academy, Inc. Proj), Ser 2010A,
6.125%, 9-1-40	4,535	4,558
MI Fin Auth, Pub Sch Academy Ltd. Oblig Rev Bonds (Old Redford Academy Proj), Ser 2010A:
5.900%, 12-1-30	2,000	1,976
6.500%, 12-1-40	3,000	3,009
MI Pub Edu Fac Auth, Ltd. Oblig Rev Bonds (Old Redford Academy Proj), Ser 2005A,
5.875%, 12-1-30	1,720	1,696
MI Tob Stlmt Fin Auth, Tob Stlmt Asset-Bkd Bonds, Ser 2008A,
6.875%, 6-1-42	7,600	7,614
MI Tob Stlmt Fin Auth, Tob Stlmt Asset-Bkd Bonds, Ser 2008C,
0.000%, 6-1-58 (B)	100,000	3,043

MUNICIPAL BONDS (Continued)	Principal	Value
Michigan (Continued)
MI Tob Stlmt Fin Auth, Tob Stlmt Asset-Bkd Bonds, Sr Current Int Bonds, Ser 2007A,
5.125%, 6-1-22	$3,335	$3,331
The Econ Dev Corp. of Dearborn, MI, Ltd. Oblig Rev and Rfdg Rev Bonds (Henry Ford Vlg, Inc. Proj), Ser 2008:
6.000%, 11-15-18	310	310
7.000%, 11-15-38	2,400	2,302

		36,836

Minnesota – 0.3%
Minneapolis Hlth Care Sys, Rev Bonds (Fairview Hlth Svc), Ser 2008B,
6.500%, 11-15-38	3,675	3,695

Missouri – 2.5%
Belton, MO, Tax Incr Rev Bonds (Belton Marketplace Redev Proj), Ser 2012,
6.375%, 12-1-29	445	440
Blue Springs, MO, Spl Oblig Tax Incr and Spl Dist Rfdg and Impvt Bonds (Adams Farm Proj), Ser 2015A,
5.250%, 6-1-39	2,500	2,492
Branson, MO, Indl Dev Auth, Tax Incr Rfdg Rev Bonds (Branson Shoppes Redev Proj), Ser 2017A,
3.900%, 11-1-29	1,050	1,035
Broadway-Fairview Trans Dev Dist (Columbia, MO), Trans Sales Tax Rev Bonds, Ser 2006A:
5.875%, 12-1-31	675	438
6.125%, 12-1-36	875	569
Grindstone Plaza Trans Dev Dist (Columbia, MO), Trans Sales Tax Rev Bonds, Ser 2006A:
5.250%, 10-1-21	235	232
5.400%, 10-1-26	1,145	1,092
5.500%, 10-1-31	1,925	1,775
5.550%, 10-1-36	1,725	1,539
Hlth and Edu Fac Auth of MO, Edu Fac Rfdg Rev Bonds, Rockhurst Univ, Ser 2011A,
6.500%, 10-1-30	1,500	1,545
Jennings, MO, Tax Incr and Cmnty Impvt Rfdg Rev Bonds (Northland Redev Area Proj), Ser 2006,
5.000%, 11-1-23	275	238
Kirkwood, MO, Indl Dev Auth, Ret Cmnty Rev Bonds (Aberdeen Heights), Ser 2017A,
5.250%, 5-15-50	4,000	4,192
Lakeside 370 Levee Dist (St. Charles Cnty, MO), Levee Dist Impvt Bonds, Ser 2008,
0.000%, 4-1-55 (B)	3,626	635

2018	SEMIANNUAL REPORT	91

SCHEDULE OF INVESTMENTS	IVY MUNICIPAL HIGH INCOME FUND (in thousands)

SEPTEMBER 30, 2018 (UNAUDITED)

MUNICIPAL BONDS (Continued)	Principal	Value
Missouri (Continued)
MO Dev Fin Board, Infra Fac Rev Bonds (Branson Landing Proj), Ser 2005A,
6.000%, 6-1-20	$415	$428
St. Louis Muni Fin Corp., Compound Int Leasehold Rev Bonds (Convention Ctr Cap Impvt Proj), Ser 2010A (Insured by AGM):
0.000%, 7-15-36 (B)	2,250	1,059
0.000%, 7-15-37 (B)	4,000	1,786
Stone Canyon Cmnty Impvt Dist, Independence, MO, Rev Bonds (Pub Infra Impvt Proj), Ser 2007,
5.750%, 4-1-27 (C)	1,250	350
Tax Incr Fin Comsn of Kansas City, MO, Tax Incr Rev Bonds (Brywood Ctr Proj), Ser 2010A,
8.000%, 4-1-33 (C)	3,950	1,580
The Indl Dev Auth of Grandview, MO, Tax Incr Rev Bonds (Grandview Crossing Proj 1), Ser 2006,
5.750%, 12-1-28	1,000	150
The Indl Dev Auth of Lee’s Summit, MO, Infra Fac Rev Bonds (Kensington Farms Impvt Proj), Ser 2007,
5.750%, 3-1-29 (C)	2,185	1,398
The Indl Dev Auth of St. Joseph, MO, Hlthcare Rev Bonds (Living Cmnty of St. Joseph Proj), Ser 2002,
7.000%, 8-15-32	8,420	8,422

		31,395

Nebraska – 0.9%
Cent Plains Enrg Proj, Gas Proj Rev Bonds (Proj No. 3), Ser 2012:
5.250%, 9-1-37	8,000	8,725
5.000%, 9-1-42	2,000	2,163

		10,888

Nevada – 0.6%
Director of the State of NV, Dept of Business and Industry Charter Sch Lease Rev Bonds (Somerset Academy), Ser 2015A,
5.125%, 12-15-45	2,515	2,562
NV Dept of Business and Industry, Charter Sch Lease Rev Bonds (Somerset Academy), Ser 2018A,
5.000%, 12-15-48	500	505
Overton Power Dist No. 5 (NV), Spl Oblig Rev Bonds, Ser 2008,
8.000%, 12-1-38	3,265	3,297
Reno, NV, First Lien Sales Tax Rev Rfdg Bonds (Retrac-Reno Trans Rail Access Corridor Proj), Ser 2018A (Insured by AGM),
5.000%, 6-1-48	1,000	1,115

		7,479

MUNICIPAL BONDS (Continued)	Principal	Value
New Hampshire – 0.2%
NH Hlth and Edu Fac Auth, Rev Bonds, Rivermead Issue, Ser 2011A,
6.875%, 7-1-41	$2,300	$2,465

New Jersey – 0.9%
NJ Econ Dev Auth, Cigarette Tax Rev Rfdg Bonds, Ser 2012:
5.000%, 6-15-26	1,000	1,064
5.000%, 6-15-28	1,000	1,058
5.000%, 6-15-29	500	527
NJ Econ Dev Auth, Spl Fac Rev Bonds (Continental Airlines, Inc. Proj), Ser 1999,
5.125%, 9-15-23	2,000	2,145
NJ Hlth Care Fac Fin Auth, Rev and Rfdg Bonds (Univ Hosp Issue), Ser 2015A,
5.000%, 7-1-46	2,355	2,551
Tob Stlmt Fin Corp., Tob Stlmt Bonds, Ser 2018B,
5.000%, 6-1-46	4,000	4,226

		11,571

New Mexico – 0.4%
NM Hosp Equip Loan Council, Hosp Impvt and Rfdg Rev Bonds (Gerald Champion Rgnl Med Ctr Proj), Ser 2012A,
5.500%, 7-1-42	4,750	5,055

New York – 4.4%
Build NYC Res Corp., Rev Bonds (Albert Einstein Sch of Medicine, Inc. Proj), Ser 2015,
5.500%, 9-1-45	5,000	5,355
Dormitory Auth, Sch Dist Rev Bond Fin Prog, Ser 2010A (Insured by AGM):
5.000%, 10-1-22	1,000	1,060
Glen Cove Local Econ Assistance Corp., Convertible Cap Apprec Rev Bonds (Garvies Point Pub Impvt Proj), Ser 2016C,
0.000%, 1-1-55 (B)	5,000	4,167
MTA Hudson Rail Yards Trust Oblig, Ser 2016A,
5.000%, 11-15-56	5,000	5,339
Nassau Cnty Indl Dev Agy, Continuing Care Ret Cmnty Rev Bonds (Amsterdam at Harborside Proj), Ser 2014A4,
6.700%, 1-1-49	8,750	9,252
Nassau Cnty Indl Dev Agy, Continuing Care Ret Cmnty Rev Bonds (Amsterdam at Harborside Proj), Ser 2014A5,
6.700%, 1-1-49	2,905	3,070
Nassau Cnty Indl Dev Agy, Continuing Care Ret Cmnty Rev Bonds (Amsterdam at Harborside Proj), Ser 2014B,
5.500%, 7-1-20	1,488	1,505

MUNICIPAL BONDS (Continued)	Principal	Value
New York (Continued)
Nassau Cnty Indl Dev Agy, Continuing Care Ret Cmnty Rev Bonds (Amsterdam at Harborside Proj), Ser 2014C,
2.000%, 1-1-49	$10,771	$1,831
Nassau Cnty Tob Stlmnt Corp., Tob Stlmnt Asset-Bkd Bonds, Ser 2006A-3 Sr Current Int Bonds,
5.125%, 6-1-46	10,000	9,722
NY Cntys Tob Trust VI, Tob Stlmt Pass-Through Bonds, Ser 2016A,
5.000%, 6-1-51	1,000	1,039
NY Trans Dev Corp., Spl Fac Rev Bonds (Delta Air Lines, Inc. - LaGuardia Arpt Terminals C&D Redev Proj), Ser 2018,
4.000%, 1-1-36	1,000	995
The Orange Co. Funding Corp. (NY), Assisted Living Residence Rev Bonds (The Hamlet at Wallkill Assisted Living Proj), Ser 2012,
6.500%, 1-1-46	10,000	10,199
Westchester Tob Asset Securitization Corp., Tob Stlmt Bonds, Ser 2016B,
5.000%, 6-1-41	2,500	2,670

		56,204

North Carolina – 0.2%
NC Med Care Comsn, Ret Fac First Mtg Rev Bonds (Galloway Ridge Proj), Ser 2010A,
6.000%, 1-1-39	1,520	1,570
NC Tpk Auth, Monroe Expressway Toll Rev Bonds, Ser 2016C,
0.000%, 7-1-41 (B)	4,160	1,402

		2,972

Ohio – 2.4%
Buckeye Tob Stlmt Fin Auth, Tob Stlmt Asset-Bkd Bonds, Ser 2007,
5.125%, 6-1-24	2,870	2,846
Buckeye Tob Stlmt Fin Auth, Tob Stlmt Asset-Bkd Bonds, Ser 2007A-2,
5.875%, 6-1-47	10,000	10,000
Cleveland-Cuyahoga Cnty Port Auth, Dev Rev Bonds (Flats East Dev Proj), Ser 2010B,
7.000%, 5-15-40	2,450	2,646
Cnty of Muskingum, OH, Hosp Fac Rev Bonds (Genesis Hlth Care Sys Oblig Group Proj), Ser 2013,
5.000%, 2-15-48	5,000	5,138
Greene Cnty Port Auth, Adult Svc Fac Rev Bonds (Greene, Inc. Proj), Ser 2009,
7.500%, 12-1-33	4,000	4,253
SE OH Port Auth, Hosp Fac Rev Rfdg and Impvt Bonds (Mem Hlth Sys of OH), Ser 2012,
6.000%, 12-1-42	3,750	4,001

92	SEMIANNUAL REPORT	2018

SCHEDULE OF INVESTMENTS	IVY MUNICIPAL HIGH INCOME FUND (in thousands)

SEPTEMBER 30, 2018 (UNAUDITED)

MUNICIPAL BONDS (Continued)	Principal	Value
Ohio (Continued)
Summit Cnty Port Auth, OH (Cleveland – Flats East Dev Proj), Ser 2010B,
6.875%, 5-15-40	$1,175	$1,266

		30,150

Oklahoma – 0.3%
OK Dev Fin Auth, Hlth Sys Rev Bonds (OU Medicine Proj), Ser 2018B,
5.500%, 8-15-57	3,000	3,312

Oregon – 1.0%
Hosp Fac Auth of Salem, OR, Rev Rfdg Bonds (Cap Manor, Inc.), Ser 2012,
6.000%, 5-15-42	1,900	2,062
OR Fac Auth, Rev Bonds (Concordia Univ Proj), Ser 2010A:
6.125%, 9-1-30	885	942
6.375%, 9-1-40	1,750	1,889
Port of Portland, OR, Portland Intl Arpt Passenger Fac Charge Rev Bonds, Ser 2011A,
5.500%, 7-1-30	5,000	5,419
Salem, OR, Hosp Fac Auth, Rev Bonds (Capital Manor Proj), Ser 2018,
5.000%, 5-15-53 (D)	1,895	2,015

		12,327

Pennsylvania – 5.9%
Cumberland Cnty Muni Auth, Rfdg Rev Bonds (Asbury PA Oblig Group), Ser 2010,
6.125%, 1-1-45	5,000	5,149
Cumberland Cnty Muni Auth, Rfdg Rev Bonds (Asbury PA Oblig Group), Ser 2012,
5.250%, 1-1-41	3,000	3,067
Delaware Cnty Indl Dev Auth, Charter Sch Rev Bonds (Chester Cmnty Charter Sch Proj), Ser 2010A,
6.125%, 8-15-40	13,935	12,282
Delaware Cnty Indl Dev Auth, PA, Rfdg Rev Bonds (Covanta Proj), Ser 2015A,
5.000%, 7-1-43	5,000	5,046
PA Higher Edu Fac Auth, Rev Bonds (Edinboro Univ Fndtn Student Hsng Proj at Edinboro Univ of PA), Ser 2010,
6.000%, 7-1-43	2,530	2,697
PA Higher Edu Fac Auth, Student Hsng Rev Bonds (Univ Ppty, Inc. Student Hsng Proj at East Stroudsburg Univ of PA), Ser 2010,
6.000%, 7-1-21	1,000	1,055
PA Tpk Comsn, Tpk Sub Rev Bonds, Ser 2009E,
6.288%, 12-1-38	16,000	19,495

MUNICIPAL BONDS (Continued)	Principal	Value
Pennsylvania (Continued)
Philadelphia Auth Indl Dev, Rev Bonds (Global Leadership Academy Charter Sch Proj), Ser 2010,
6.375%, 11-15-40	$1,000	$1,025
Philadelphia Auth Indl Dev, Rev Bonds (Mariana Bracetti Academy Charter Sch Proj), Ser 2011:
7.150%, 12-15-36	6,000	6,568
7.625%, 12-15-41	6,925	7,659
Philadelphia Auth Indl Dev, Rev Bonds (New Foundations Charter Sch Proj), Ser 2012,
6.625%, 12-15-41	3,500	3,821
Philadelphia, PA, Gas Works Rev Bonds (1998 Gen Ordinace), Ninth Ser,
5.250%, 8-1-40	755	794
Scranton-Lackawanna Hlth and Welfare Auth, Univ Rev Bonds (Marywood Univ Proj), Ser 2016,
5.000%, 6-1-46	4,265	4,267
The Borough of Langhorne Manor, Higher Edu and Hlth Auth (Bucks Cnty, PA), Hosp Rev Bonds (Lower Bucks Hosp), Ser 1992:
7.300%, 7-1-12 (C)	1,920	806
7.350%, 7-1-22 (C)	3,400	1,428

		75,159

Rhode Island – 0.4%
Tob Stlmt Fin Corp., Tob Stlmt Asset-Bkd Bonds, Ser 2015B,
5.000%, 6-1-50	5,000	5,215

South Carolina – 0.5%
Piedmont Muni Pwr Agy, SC, Elec Rev Rfdg Bonds, Ser 2008C,
5.750%, 1-1-34	1,550	1,681
SC Jobs – Econ Dev Auth, Student Hsng Rev Bonds (Coastal Hsng Fndtn LLC Proj), Ser 2009A,
6.500%, 4-1-42	5,000	5,327

		7,008

Tennessee – 0.3%
Metro Nashville Arpt Auth, Arpt Impvt Rev Bonds, Ser 2015A,
5.000%, 7-1-40	3,000	3,327

Texas – 18.1%
Arlington, TX, Higher Edu Fin Corp., Edu Rev Bonds (Wayside Sch), Ser 2016A:
4.375%, 8-15-36	640	629
4.625%, 8-15-46	1,250	1,235
Arlington, TX, Higher Edu Fin Corp., Rev Bonds (Newman Intl Academy), Ser 2016A,
5.375%, 8-15-36	4,585	4,680

MUNICIPAL BONDS (Continued)	Principal	Value
Texas (Continued)
Bexar Cnty Hlth Fac Dev Corp., Rev Bonds (Army Ret Residence Fndtn Proj), Ser 2010,
6.200%, 7-1-45	$1,750	$1,870
Cap Area Cultural Edu Fac Fin Corp., Rev Bonds (The Roman Catholic Diocese of Austin), Ser 2005B,
6.125%, 4-1-45	3,150	3,302
Cass Cnty Indl Dev Corp., Envirnmt Impvt Rev Bonds, Ser 2009A,
9.500%, 3-1-33	4,000	4,119
Cent TX Rgnl Mobility Auth, Sr Lien Rev Bonds, Ser 2010:
0.000%, 1-1-36 (B)	2,500	1,211
0.000%, 1-1-40 (B)	2,000	788
Cent TX Rgnl Mobility Auth, Sr Lien Rev Bonds, Ser 2015A,
5.000%, 1-1-45	4,000	4,348
Cent TX Rgnl Mobility Auth, Sr Lien Rev Rfdg Bonds, Ser 2016,
5.000%, 1-1-46	2,000	2,180
Cent TX Rgnl Mobility Auth, Sub Lien Rev Rfdg Bonds, Ser 2013:
5.000%, 1-1-33	6,000	6,425
5.000%, 1-1-42	3,000	3,186
Dallas/Fort Worth Intl Arpt, Joint Rev Impvt Bonds, Ser 2013A,
5.000%, 11-1-45	13,500	14,079
Dallas/Fort Worth Intl Arpt, Joint Rev Impvt Bonds, Ser 2013B,
5.000%, 11-1-44	5,000	5,369
Grand Prkwy Trans Corp., First Tier Toll Rev Bonds, Ser 2013A,
5.500%, 4-1-53	15,000	16,603
Hackberry, TX, Combination Spl Assmt and Contract Rev Road Bonds (Hackberry Hidden Cove Pub Impvt Dist No. 2 Proj), Ser 2009A:
8.625%, 9-1-29	115	122
9.000%, 9-1-38	4,110	4,363
Harris Cnty Cultural Edu Fac Fin Corp., Rev Rfdg Bonds (Space Ctr Houston Proj), Sr Ser 2009,
7.000%, 8-15-28	5,000	5,219
Hopkins Cnty Hosp Dist, Hosp Rev Bonds, Ser 2008:
6.000%, 2-15-33	2,000	2,003
6.000%, 2-15-38	1,850	1,853
Houston Higher Edu Fin Corp., Edu Rev Bonds (Cosmos Fndtn, Inc.), Ser 2011A,
6.875%, 5-15-41	3,800	4,255
Houston, TX, Arpt Sys, Sub Lien Rev Rfdg Bonds, Ser 2011B:
5.000%, 7-1-25	1,000	1,073
5.000%, 7-1-26	2,680	2,872
La Vernia Higher Edu Fin Corp. (Winfree Academy Charter Sch), Edu Rev Bonds, Ser 2009,
9.000%, 8-15-38	7,245	7,355

2018	SEMIANNUAL REPORT	93

SCHEDULE OF INVESTMENTS	IVY MUNICIPAL HIGH INCOME FUND (in thousands)

SEPTEMBER 30, 2018 (UNAUDITED)

MUNICIPAL BONDS (Continued)	Principal	Value
Texas (Continued)
La Vernia Higher Edu Fin Corp., Edu Rev Bonds (KIPP, Inc.), Ser 2009A,
6.375%, 8-15-44	$4,000	$4,143
Mission Econ Dev Corp., Solid Waste Disp Rev Bonds (Dallas Clean Enrg McCommas Bluff LLC Proj), Ser 2011,
6.875%, 12-1-24	4,275	4,278
Montgomery, TX, Cnty Toll Road Auth, Sr Lien Toll Road Rev Bonds, Ser 2018,
5.000%, 9-15-48	1,000	1,071
New Hope Cultural Edu Fac Fin Corp., Edu Rev Bonds (Jubilee Academic Ctr), Ser 2016A,
5.000%, 8-15-46	6,000	5,973
New Hope Cultural Edu Fac Fin Corp., TX Ret Fac Rev Bonds (Carillon Lifecare Cmnty Proj), Ser 2016:
5.000%, 7-1-36	1,250	1,279
5.000%, 7-1-46	2,000	2,027
North TX Twy Auth, Spl Proj Sys Rev Bonds Convertible Cap Apprec Bonds, Ser 2011C,
0.000%, 9-1-43 (B)	5,000	5,387
North TX Twy Auth, Sys First Tier Rev Rfdg Bonds, Ser 2016A,
5.000%, 1-1-39	2,000	2,200
Pharr, TX, Higher Edu Fin Auth, Edu Rev Bonds (Idea Pub Sch), Ser 2009A:
6.250%, 8-15-29	1,250	1,295
6.500%, 8-15-39	2,000	2,077
Sanger, TX, Indl Dev Corp., Indl Dev Rev Bonds (TX Pellets Proj), Ser 2012B,
8.000%, 7-1-38 (C)	17,870	5,361
Tarrant Cnty Cultural Edu Fac Fin Corp., Charter Sch Rev Bonds (Trinity Basin Preparatory Proj), Ser 2009A:
7.300%, 6-1-29	400	414
7.750%, 6-1-39	1,200	1,247
Tarrant Cnty Cultural Edu Fac Fin Corp., Ret Fac Rev Bonds (Air Force Vig Oblig Group Proj), Ser 2016,
5.000%, 5-15-45	6,650	6,888
Tarrant Cnty Cultural Edu Fac Fin Corp., Ret Fac Rev Bonds (Buckner Sr Living – Ventana Proj), Ser 2017A:
6.750%, 11-15-47	1,000	1,100
6.750%, 11-15-52	2,500	2,741
Tarrant Cnty Cultural Edu Fac Fin Corp., Ret Fac Rev Bonds (Mirador Proj), Ser 2010A:
4.625%, 11-15-41 (C)	2,500	1,730
4.875%, 11-15-48 (C)	5,750	3,971
5.000%, 11-15-55 (C)	7,000	4,828

MUNICIPAL BONDS (Continued)	Principal	Value
Texas (Continued)
TX Muni Gas Acquisition and Supply Corp. III, Gas Supply Rev Bonds, Ser 2012,
5.000%, 12-15-32	$4,000	$4,284
TX Private Activity Bond Surface Trans Corp., Sr Lien Rev Bonds (LBJ Infra Group LLC IH-635 Managed Lanes Proj), Ser 2010:
7.500%, 6-30-32	3,500	3,796
7.500%, 6-30-33	2,700	2,927
7.000%, 6-30-40	14,000	15,031
TX Private Activity Bond Surface Trans Corp., Sr Lien Rev Bonds (North Tarrant Express Managed Lanes Proj), Ser 2009,
6.875%, 12-31-39	17,750	18,677
TX Pub Fin Auth Charter Sch Fin Corp., Edu Rev Bonds (Odyssey Academy, Inc.), Ser 2010A,
7.125%, 2-15-40	5,000	5,335
TX Trans Comsn, Cent TX Tpk Sys First Tier Rev Rfdg Bonds, Ser 2012-A,
5.000%, 8-15-41	16,445	17,569
Wise Cnty, TX, Lease Rev Bonds (Parker Cnty Jr College Dist Proj), Ser 2011,
8.000%, 8-15-34	5,000	5,501

		230,269

Utah – 0.4%
UT State Charter Sch Fin Auth, Charter Sch Rev Bonds (North Davis Preparatory Academy), Ser 2010,
6.250%, 7-15-30	1,015	1,065
UT State Charter Sch Fin Auth, Charter Sch Rev Bonds (North Star Academy Proj), Ser 2010B,
7.000%, 7-15-45	2,100	2,200
UT State Charter Sch Fin Auth, Charter Sch Rev Bonds (Paradigm High Sch), Ser 2010,
6.375%, 7-15-40	2,160	2,204

		5,469

Vermont – 0.1%
Vermont Econ Dev Auth, Solid Waste Disp Rev Bonds (Casella Waste Sys, Inc. Proj), Ser 2013,
4.625%, 4-1-36	1,000	988

Virgin Islands – 0.2%
VI Pub Fin Auth, Sub Rev Bonds (VI Matching Fund Loan Note – Diageo Proj), Ser 2009A,
6.750%, 10-1-37	3,000	3,033

MUNICIPAL BONDS (Continued)	Principal	Value
Virginia – 3.3%
Econ Dev Auth of James City Cnty, VA, Residential Care Fac Rev Bonds (VA Utd Methodist Homes of Williamsburg, Inc.), Ser 2013A,
2.000%, 10-1-48	$2,248	$197
Indl Dev Auth of Smyth Cnty, VA, Hosp Rev Bonds (Mountain States Hlth Alliance), Ser 2009A,
8.000%, 7-1-38	4,965	5,039
Indl Dev Auth of Washington Cnty, VA, Hosp Rev Bonds (Mountain States Hlth Alliance), Ser 2009C:
7.250%, 7-1-19	125	130
7.500%, 7-1-29	25	25
Marquis Cmnty Dev Auth (VA), Rev Bonds, Ser 2007B,
5.625%, 9-1-41	2,779	1,940
Marquis Cmnty Dev Auth (VA), Rev Bonds, Ser 2007C,
0.000%, 9-1-41 (B)	821	43
Marquis Cmnty Dev Auth (York Country, VA), Convertible Cap Apprec Rev Bonds, Ser 2015,
0.000%, 9-1-45 (B)	859	622
Mosaic Dist Cmnty Dev Auth, Fairfax Cnty, VA, Rev Bonds, Ser 2011A,
6.875%, 3-1-36	4,300	4,623
VA Small Business Fin Auth, Sr Lien Rev Bonds (95 Express Lanes LLC Proj), Ser 2012,
5.000%, 7-1-34	4,590	4,844
VA Small Business Fin Auth, Sr Lien Rev Bonds (Elizabeth River Crossing Opco LLC Proj), Ser 2012:
6.000%, 1-1-37	8,265	9,072
5.500%, 1-1-42	11,000	11,833
VA Small Business Fin Auth, Tax-Exempt Sr Lien Private Activity Rev Bonds (Transform 66 P3 Proj), Ser 2017,
5.000%, 12-31-56	4,000	4,265

		42,633

Washington – 1.0%
Port of Sunnyside, Yakima Cnty, WA, Rev Bonds (Indl Wastewater Treatment Sys), Ser 2008,
6.625%, 12-1-21	2,490	2,496
WA Hlth Care Fac Auth, Rev Bonds (Cent WA Hlth Svcs Assoc), Ser 2009:
6.250%, 7-1-24	795	817
WA Hlth Care Fac Auth, Rev Bonds (Seattle Cancer Care Alliance), Ser 2008,
7.375%, 3-1-38	4,100	4,192

94	SEMIANNUAL REPORT	2018

SCHEDULE OF INVESTMENTS	IVY MUNICIPAL HIGH INCOME FUND (in thousands)

SEPTEMBER 30, 2018 (UNAUDITED)

MUNICIPAL BONDS (Continued)	Principal	Value
Washington (Continued)
WA State Hsng Fin Comsn (Rockwood Ret Cmnty Proj), Nonprofit Hsng Rev and Rfdg Rev Bonds, Ser 2014A,
7.500%, 1-1-49	$5,000	$5,734

		13,239

West Virginia – 0.4%
Brooke Cnty, WV, Rev Bonds (Bethany College), Ser 2011A,
6.750%, 10-1-37	5,000	4,979

Wisconsin – 2.8%
Pub Fin Auth, Edu Rev Bonds (NC Charter Edu Fndtn Proj), Ser 2016A:
5.000%, 6-15-36	1,000	947
5.000%, 6-15-46	5,000	4,534
Pub Fin Auth, Higher Edu Fac Rev Bonds (Wittenberg Univ Proj), Ser 2016,
5.250%, 12-1-39	8,000	8,233
Pub Fin Auth, Sr Arpt Fac Rev and Rfdg Bonds (TrIps Obligated Group), Ser 2012B,
5.000%, 7-1-42	8,500	8,901
WI Hlth and Edu Fac Auth, Rev Bonds (Beloit College), Ser 2010A:
6.125%, 6-1-35	2,220	2,367
6.125%, 6-1-39	1,000	1,066
WI Pub Fin Auth, Edu Rev Bonds (Cornerstone Charter Academy Proj), Ser 2016A,
5.125%, 2-1-46	4,000	3,800
WI Pub Fin Auth, Edu Rev Bonds (Triad Edu Svc), Ser 2015A,
5.500%, 6-15-45	6,000	5,884

		35,732

TOTAL MUNICIPAL BONDS – 97.0%		$1,235,002
(Cost: $1,244,973)

SHORT-TERM SECURITIES	Principal	Value
Commercial Paper (E) – 0.1%
Sonoco Products Co.,
2.330%, 10-1-18	$1,660	$1,660

Master Note – 0.1%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
2.470%, 10-5-18 (F)	649	649

Municipal Obligations – 1.5%
CA Statewide Cmnty Dev Auth, Multifam Hsng Rev Bonds (Wyndover Apts), Ser 2004 LL (GTD by FNMA) (BVAL plus 10 bps),
1.550%, 10-7-18 (F)	2,000	2,000
CO Hsng and Fin Auth, Multifam Hsng Rev Bonds (Greentree Vlg Apts Proj), Ser 2007 (GTD by U.S. Bank N.A.) (BVAL plus 24 bps),
1.630%, 10-7-18 (F)	7,690	7,690
FL Muni Power Agy, All-Requirements Power Supply Proj Var Rate Demand Rfdg Rev Bonds, Ser 2008C (GTD by Bank of America N.A.) (BVAL plus 25 bps),
1.650%, 10-1-18 (F)	2,060	2,060
Sheridan Redev Agy CO Tax, Var Rfdg S Santa Fe Dr Corridor Redev PJ, Ser A-1 (GTD by JPMorgan Chase & Co.) (BVAL plus 24 bps),
1.650%, 10-7-18 (F)	1,900	1,900
Univ of KS Hosp Auth, Var Rate Demand Hlth Fac Rev Bonds (KU Hlth Sys), Ser 2004 (GTD by U.S. Bank N.A.) (BVAL plus 17 bps),
1.670%, 10-1-18 (F)	290	290

SHORT-TERM SECURITIES (Continued)	Principal	Value
Municipal Obligations (Continued)
University of California (1-Month U.S. LIBOR plus 8 bps),
2.100%, 10-7-18 (F)	$4,175	$4,175
WI Hlth and Edu Fac Auth, Var Rate Demand Rev Bonds (Wausau Hosp, Inc.), Ser 1998B (GTD by JPMorgan Chase Bank N.A.) (BVAL plus 25 bps),
1.580%, 10-7-18 (F)	600	600

		18,715

TOTAL SHORT-TERM SECURITIES – 1.7%		$21,024
(Cost: $21,024)

TOTAL INVESTMENT SECURITIES – 98.7%		$1,256,075
(Cost: $1,265,997)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.3%		16,211

NET ASSETS – 100.0%		$1,272,286

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2018. Description of the reference rate and spread, if applicable, are included in the security description.

(B)	Zero coupon bond.

(C)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(D)	Purchased on a when-issued basis with settlement subsequent to September 30, 2018.

(E)	Rate shown is the yield to maturity at September 30, 2018.

(F)

Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(G)	Deemed to be an affiliate due to the Fund owning at lease 5% of the voting securities.

(H)	Securities whose value was determined using significant unobservable inputs.

(I)	No dividends were paid in the preceding 12 months.

2018	SEMIANNUAL REPORT	95

SCHEDULE OF INVESTMENTS	IVY MUNICIPAL HIGH INCOME FUND (in thousands)

SEPTEMBER 30, 2018 (UNAUDITED)

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of September 30, 2018. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$–	$–	$49
Municipal Bonds	–	1,235,002	–
Short-Term Securities	–	21,024	–
Total	$–	$1,256,026	$49

During the period ended September 30, 2018, there were no transfers between any levels.

The following acronyms are used throughout this schedule:

AMBAC = American Municipal Bond Assurance Corp.

AGM = Assured Guaranty Municipal

BVAL = Bloomberg Valuation Benchmark Curve

FNMA = Federal National Mortgage Association

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

See Accompanying Notes to Financial Statements.

96	SEMIANNUAL REPORT	2018

PORTFOLIO HIGHLIGHTS	IVY PZENA INTERNATIONAL VALUE FUND (a)

ALL DATA IS AS OF SEPTEMBER 30, 2018 (UNAUDITED)

Asset Allocation

Stocks	96.8%
Financials	26.1%
Industrials	13.9%
Consumer Discretionary	12.3%
Energy	10.7%
Information Technology	9.1%
Health Care	6.8%
Consumer Staples	6.7%
Telecommunication Services	5.4%
Utilities	3.4%
Materials	2.4%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	3.2%

Country Weightings

Europe	62.8%
United Kingdom	21.5%
France	12.0%
Switzerland	7.3%
Italy	5.6%
Netherlands	4.4%
Germany	4.2%
Other Europe	7.8%
Pacific Basin	30.2%
Japan	17.9%
Other Pacific Basin	12.3%
North America	3.8%
United States	3.8%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	3.2%

Top 10 Equity Holdings

Company	Country	Sector	Industry
Fujitsu Ltd.	Japan	Information Technology	IT Consulting & Other Services
Inpex Corp.	Japan	Energy	Oil & Gas Exploration & Production
Volkswagen AG, 2.260%	Germany	Consumer Discretionary	Automobile Manufacturers
Lenovo Group Ltd.	Hong Kong	Information Technology	Technology Hardware, Storage & Peripherals
Honda Motor Co. Ltd.	Japan	Consumer Discretionary	Automobile Manufacturers
Publicis Groupe S.A.	France	Consumer Discretionary	Advertising
A.P. Moller - Maersk A/S	Denmark	Industrials	Marine
Roche Holdings AG, Genusscheine	Switzerland	Health Care	Pharmaceuticals
Rexel S.A.	France	Industrials	Trading Companies & Distributors
Saipem S.p.A.	Italy	Energy	Oil & Gas Equipment & Services

See your advisor or www.ivyinvestments.com for more information on the Fund’s most recent published Top 10 Equity Holdings.

+

Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

(a)	Effective April 30, 2018, the name of Ivy Cundill Global Value Fund was changed to Ivy Pzena International Value Fund.

2018	SEMIANNUAL REPORT	97

SCHEDULE OF INVESTMENTS	IVY PZENA INTERNATIONAL VALUE FUND (in thousands)

SEPTEMBER 30, 2018 (UNAUDITED)

COMMON STOCKS	Shares	Value
Belgium

Financials – 0.7%
KBC Group N.V.	29	$2,155

Total Belgium – 0.7%		2,155
China

Telecommunication Services – 1.6%
China Mobile Ltd.	472	4,652

Utilities – 1.5%
China Resources Power Holdings Co. Ltd.	2,568	4,540

Total China – 3.1%		9,192
Denmark

Financials – 0.9%
Danske Bank A.S.	101	2,653

Industrials – 2.5%
A.P. Moller - Maersk A/S	5	7,522

Total Denmark – 3.4%		10,175
France

Consumer Discretionary – 2.5%
Publicis Groupe S.A.	127	7,601

Energy – 1.2%
Total S.A.	56	3,600

Financials – 2.3%
Credit Agricole Group	253	3,643
SCOR SE	74	3,458

		7,101

Health Care – 0.8%
Sanofi-Aventis	27	2,391

Industrials – 5.2%
Bouygues S.A.	26	1,140
Rexel S.A.	498	7,479
Schneider Electric S.A.	91	7,292

		15,911

Total France – 12.0%		36,604
Germany

Industrials – 1.5%
Siemens AG	36	4,574

Total Germany – 1.5%		4,574
Hong Kong

Information Technology – 2.5%
Lenovo Group Ltd. (A)	10,556	7,713

Total Hong Kong – 2.5%		7,713

COMMON STOCKS (Continued)	Shares	Value
Italy

Energy – 2.4%
Saipem S.p.A. (B)	1,184	$7,296

Financials – 0.6%
UniCredit S.p.A.	129	1,943

Telecommunication Services – 0.7%
Telecom Italia S.p.A. (B)	3,435	2,086

Utilities – 1.9%
ENEL S.p.A.	1,152	5,900

Total Italy – 5.6%		17,225
Japan

Consumer Discretionary – 5.1%
Honda Motor Co. Ltd.	252	7,621
Iida Group Holdings Co. Ltd.	93	1,650
Isuzu Motors Ltd.	303	4,778
Toyota Motor Corp.	22	1,380

		15,429

Energy – 2.7%
Inpex Corp.	668	8,336

Financials – 4.4%
Dai-ichi Mutual Life Insurance Co. (The)	148	3,081
Kabushiki Kaisha Mitsubishi Tokyo Financial Group	576	3,593
MS&AD Insurance Group Holdings, Inc.	70	2,331
Sumitomo Mitsui Financial Group, Inc.	107	4,315

		13,320

Industrials – 1.3%
ITOCHU Corp.	81	1,490
West Japan Railway Co.	33	2,280

		3,770

Information Technology – 2.9%
Fujitsu Ltd.	123	8,736

Materials – 1.5%
Hitachi Metals Ltd.	363	4,493

Total Japan – 17.9%		54,084
Netherlands

Energy – 1.5%
Royal Dutch Shell plc, Class A	130	4,449

Financials – 1.7%
ING Groep N.V., Certicaaten Van Aandelen	405	5,262

COMMON STOCKS (Continued)	Shares	Value
Telecommunication Services – 1.2%
Koninklijke KPN N.V.	1,429	$3,769

Total Netherlands – 4.4%		13,480
Norway

Energy – 0.6%
Nordic American Offshore Ltd.	2,027	1,966

Total Norway – 0.6%		1,966
Singapore

Consumer Staples – 1.6%
Wilmar International Ltd.	2,096	4,938

Financials – 1.6%
DBS Group Holdings Ltd.	248	4,741

Total Singapore – 3.2%		9,679
South Korea

Financials – 1.0%
Hana Financial Group, Inc.	74	2,962

Materials – 0.9%
POSCO	11	2,897

Total South Korea – 1.9%		5,859
Spain

Financials – 1.0%
Bankia S.A.	746	2,927

Total Spain – 1.0%		2,927
Sweden

Information Technology – 2.1%
Telefonaktiebolaget LM Ericsson, B Shares	724	6,423

Total Sweden – 2.1%		6,423
Switzerland

Financials – 3.0%
Credit Suisse Group AG, Registered Shares	296	4,452
UBS Group AG	286	4,512

		8,964

Health Care – 3.6%
Novartis AG, Registered Shares	40	3,458
Roche Holdings AG, Genusscheine	31	7,518

		10,976

Industrials – 0.7%
ABB Ltd.	95	2,247

Total Switzerland – 7.3%		22,187

98	SEMIANNUAL REPORT	2018

SCHEDULE OF INVESTMENTS	IVY PZENA INTERNATIONAL VALUE FUND (in thousands)

SEPTEMBER 30, 2018 (UNAUDITED)

COMMON STOCKS (Continued)	Shares	Value
Taiwan

Information Technology – 1.6%
Hon Hai Precision Industry Co. Ltd.	1,831	$4,750

Total Taiwan – 1.6%		4,750
United Kingdom

Consumer Discretionary – 1.0%
WPP Group plc	202	2,968

Consumer Staples – 5.1%
Imperial Tobacco Group plc	90	3,128
J Sainsbury plc	1,456	6,105
Tesco plc	1,956	6,114

		15,347

Energy – 2.3%
John Wood Group plc	683	6,868

Financials – 8.9%
Aviva plc	610	3,889
Barclays plc	1,998	4,474
HSBC Holdings plc	609	5,321
Royal Bank of Scotland Group plc (The)	1,571	5,119
Standard Chartered plc	654	5,421
Willis Towers Watson plc	20	2,882

		27,106

COMMON STOCKS (Continued)	Shares	Value
Industrials – 2.3%
Travis Perkins plc	500	$6,950

Telecommunication Services – 1.9%
Vodafone Group plc	2,732	5,858

Total United Kingdom – 21.5%		65,097
United States

Consumer Discretionary – 1.0%
News Corp., Class A	242	3,196

Health Care – 2.4%
Mylan, Inc. (B)	198	7,258

Industrials – 0.4%
Bristow Group, Inc. (A)(B)	99	1,202

Total United States – 3.8%		11,656

TOTAL COMMON STOCKS – 94.1%		$285,746
(Cost: $286,284)

PREFERRED STOCKS
Germany

Consumer Discretionary – 2.7%
Volkswagen AG, 2.260%	47	8,252

Total Germany – 2.7%		8,252

TOTAL PREFERRED STOCKS – 2.7%		$8,252
(Cost: $8,187)

SHORT-TERM SECURITIES	Principal	Value
Commercial Paper (C) – 3.0%
Federal National Mortgage Association 2.010%, 10-1-18	$5,014	$5,014
Kroger Co. (The) 2.350%, 10-1-18	4,071	4,070

		9,084

Money Market Funds – 0.1%
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares 2.140%, (D)(E)	186	186

TOTAL SHORT-TERM SECURITIES – 3.1%		$9,270
(Cost: $9,271)

TOTAL INVESTMENT SECURITIES – 99.9%		$303,268
(Cost: $303,742)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.1%		455

NET ASSETS – 100.0%		$303,723

Notes to Schedule of Investments

(A)	All or a portion of securities with an aggregate value of $4,298 are on loan.

(B)	No dividends were paid during the preceding 12 months.

(C)	Rate shown is the yield to maturity at September 30, 2018.

(D)	Rate shown is the annualized 7-day yield at September 30, 2018.

(E)	Investment made with cash collateral received from securities on loan.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of September 30, 2018. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$285,746	$—	$—
Preferred Stocks	8,252	—	—
Short-Term Securities	186	9,084	—
Total	$294,184	$9,084	$—

During the period ended September 30, 2018, securities totaling $22,925 were transferred from Level 2 to Level 1. These transfers were the result of fair value procedures applied to international securities due to significant market movement of the S&P 500 on March 31, 2018. Transfers out of Level 2 represent the values as of the beginning of the reporting period.

See Accompanying Notes to Financial Statements.

2018	SEMIANNUAL REPORT	99

PORTFOLIO HIGHLIGHTS	IVY SECURIAN CORE BOND FUND (a)

ALL DATA IS AS OF SEPTEMBER 30, 2018 (UNAUDITED)

Asset Allocation

Stocks	0.3%
Bonds	97.5%
Corporate Debt Securities	34.6%
United States Government and Government Agency Obligations	26.0%
Asset-Backed Securities	18.9%
Mortgage-Backed Securities	16.7%
Municipal Bonds - Taxable	1.3%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	2.2%

Quality Weightings

Investment Grade	80.8%
AAA	13.0%
AA	24.1%
A	11.5%
BBB	32.2%
Non-Investment Grade	16.7%
BB	9.6%
B	2.8%
CCC	0.0%
Below CCC	0.0%
Non-rated	4.3%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+ and Equities	2.5%

Our preference is to always use ratings obtained from Standard & Poor’s, Moody’s, and Fitch. It is each Portfolio’s general policy to classify such security at the lower rating level if only two ratings are available. If more than two ratings are available and a median exists, the median is used. If more than two ratings exist without a median, the lower of the two middle ratings is used. We do not evaluate these ratings, but simply assign them to the appropriate credit quality category as determined by the rating agency.

+

Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

(a)	Effective April 30, 2018, the name of Ivy Advantus Bond Fund was changed to Ivy Securian Core Bond Fund.

100	SEMIANNUAL REPORT	2018

SCHEDULE OF INVESTMENTS	IVY SECURIAN CORE BOND FUND (in thousands)

SEPTEMBER 30, 2018 (UNAUDITED)

PREFERRED STOCKS	Shares	Value
Real Estate

Health Care REITs – 0.3%
Ventas, Inc., 5.450%	100	$2,490

Total Real Estate – 0.3%		2,490

TOTAL PREFERRED STOCKS – 0.3%		$2,490
(Cost: $2,500)

ASSET-BACKED SECURITIES	Principal
Air Canada Enhanced Equipment Trust, Series 2015-2, Class AA,
3.550%, 1-15-30 (A)	$4,950	4,723
Air Canada Pass Through Certificates, Series 2015-1, Class C,
5.000%, 3-15-20 (A)	6,430	6,470
America West Airlines, Inc., Pass Through Certificates, Series 1999-1,
7.930%, 1-2-19	138	140
America West Airlines, Inc., Pass Through Certificates, Series 2000-1,
8.057%, 7-2-20	662	706
American Airlines Class B Pass Through Certificates, Series 2013-2,
5.600%, 7-15-20 (A)	2,337	2,378
American Airlines Class B Pass Through Certificates, Series 2016-3,
3.750%, 10-15-25	4,024	3,885
American Airlines Pass-Through Trusts, Pass-Through Certificates, Series 2013-1,
3.700%, 5-1-23	1,445	1,417
American Airlines Pass-Through Trusts, Pass-Through Certificates, Series 2017-1B,
4.950%, 2-15-25	439	442
American Airlines, Inc., Class A Pass Through Certificates, Series 2013-2,
5.625%, 1-15-21 (A)	4,639	4,725
AXIS Equipment Finance Receivables LLC, Series 2018-1A,
3.240%, 12-20-23 (A)	5,350	5,322
Bank of the West Auto Trust, Series 2017-1, Class D,
3.210%, 4-15-25 (A)	4,500	4,381
Bellemeade Re Ltd., Series 2017-1, Class M1 (1-Month U.S. LIBOR plus 150 bps),
3.916%, 10-25-27 (A)(B)	3,758	3,782
BNSF Funding Trust I,
6.613%, 12-15-55	6,292	6,984
CarMax Auto Owner Trust, Series 2018-1, Class C,
2.950%, 11-15-23	3,700	3,626
CCG Receivables Trust, Series 2015-1, Class A3,
2.750%, 11-14-23 (A)	3,250	3,195

ASSET-BACKED SECURITIES (Continued)	Principal	Value
Chesapeake Funding II LLC 2016-2A, Class D,
4.000%, 6-15-28 (A)	$2,135	$2,140
Chesapeake Funding II LLC 2017-2A, Class D:
3.710%, 5-15-29 (A)	2,050	2,042
3.380%, 8-15-29 (A)	2,500	2,464
Chesapeake Funding II LLC 2017-4A, Class D,
3.260%, 11-15-29 (A)	3,375	3,310
Chesapeake Funding II LLC 2018-1A, Class C,
3.570%, 4-15-30 (A)	3,100	3,071
CommonBond Student Loan Trust, Series 2017-BGS, Class C,
4.440%, 9-25-42 (A)	750	753
Continental Airlines Pass Through Certificates, Series 2001-1 A-1,
8.048%, 11-1-20	358	375
Continental Airlines Pass Through Certificates, Series 2009-2,
7.250%, 11-10-19	1,091	1,133
Continental Airlines Pass Through Certificates, Series 2010-1B,
6.000%, 1-12-19	453	456
Continental Airlines, Inc. Class B Pass Through Certificates, Series 2012-1B,
6.250%, 4-11-20	1,255	1,286
CVS Caremark Corp. Pass-Through Trust:
6.036%, 12-10-28	8,704	9,281
6.943%, 1-10-30	2,739	3,057
Delta Air Lines, Inc. Class A Pass Through Certificates, Series 2010-2,
4.250%, 7-30-23	1,940	1,936
Delta Air Lines, Inc. Pass-Through Certificates, Series 2012-1A,
4.750%, 5-7-20	955	972
Delta Air Lines, Inc. Pass-Through Certificates, Series 2012-1B,
6.875%, 5-7-19 (A)	2,449	2,504
DT Auto Owner Trust, Series 2015-3A, Class D,
4.530%, 10-17-22 (A)	6,908	6,964
Earnest Student Loan Program LLC, Series 2016-B, Class A2:
8.250%, 4-17-23 (A)	8,200	8,743
3.020%, 5-25-34 (A)	1,572	1,557
Earnest Student Loan Program LLC, Series 2017-A, Class B,
3.590%, 1-25-41 (A)	1,652	1,631
Fan Engine Securitization Ltd., Series 2013-1X,
3.000%, 10-15-19 (A)(C)	231	228
Flagship Credit Auto Trust, Series 2016-1, Class D,
8.590%, 5-15-23 (A)	4,200	4,429
Foursight Capital Automobile Receivables Trust, Series 2016-1, Class B:
2.340%, 1-15-21 (A)	493	492
3.710%, 1-18-22 (A)	3,202	3,161

ASSET-BACKED SECURITIES (Continued)	Principal	Value
GM Financial Securitized Term Auto Receivables Trust 2018-1, Class C,
2.770%, 7-17-23	$1,400	$1,368
Hawaiian Airlines Pass Through Certificates, Series 2013-1,
4.950%, 1-15-22	4,680	4,691
Hyundai Auto Receivables Trust 2016-B, Class D,
2.680%, 9-15-23	2,520	2,467
Invitation Homes Trust, Series 2018-SFR2 (1-Month U.S. LIBOR plus 128 bps),
3.438%, 6-17-37 (A)(B)	4,000	4,005
One Market Plaza Trust, Series 2017-1MKT,
3.614%, 2-10-32 (A)	4,000	3,976
PFS Financing Corp., Series 2018-A (1-Month U.S. LIBOR plus 40 bps),
2.463%, 2-15-22 (A)(B)	5,900	5,899
Prestige Auto Receivables Trust, Series 2016-1A, Class E,
7.690%, 3-15-23 (A)	2,000	2,066
Progress Residential Trust, Series 2017-SFR1, Class D,
3.565%, 8-17-34 (A)	2,750	2,677
Progress Residential Trust, Series 2018-SFR1,
3.684%, 3-17-35 (A)	4,500	4,421
SoFi Professional Loan Program LLC, Series 2015-A2,
2.420%, 3-25-30 (A)	650	640
SoFi Professional Loan Program LLC, Series 2017-F,
2.840%, 1-25-41 (A)	5,500	5,332
SoFi Professional Loan Program LLC, Series 2018-A,
2.950%, 2-25-42 (A)	3,500	3,405
U.S. Airways, Inc., Series 2012-2, Class A,
6.750%, 6-3-21	2,976	3,139
United Airlines Pass-Through Certificates, Series 2014-1B,
4.750%, 4-11-22	833	839
United Airlines Pass-Through Certificates, Series 2014-2B,
4.625%, 9-3-22	3,474	3,488
Virgin Australia 2013-1B Trust,
6.000%, 10-23-20 (A)	482	487
Volvo Financial Equipment LLC, Series 2018-1A,
3.060%, 12-15-25 (A)	2,600	2,567
Westlake Automobile Receivables Trust 2018-1A,
2.920%, 5-15-23 (A)	5,500	5,450
Wheels SPV LLC 2016-1A, Class A3,
1.870%, 5-20-25 (A)	925	915

TOTAL ASSET-BACKED SECURITIES – 18.9%		$171,993
(Cost: $172,951)

2018	SEMIANNUAL REPORT	101

SCHEDULE OF INVESTMENTS	IVY SECURIAN CORE BOND FUND (in thousands)

SEPTEMBER 30, 2018 (UNAUDITED)

CORPORATE DEBT SECURITIES	Principal	Value
Consumer Discretionary

Housewares & Specialties – 0.2%
Newell Rubbermaid, Inc.,
5.000%, 11-15-23	$1,678	$1,697

Total Consumer Discretionary – 0.2%		1,697
Consumer Staples

Distillers & Vintners – 0.6%
Bacardi Ltd.,
5.300%, 5-15-48 (A)	5,125	5,014

Total Consumer Staples – 0.6%		5,014
Energy

Oil & Gas Exploration & Production – 0.6%
Enterprise Products Operating LLC (GTD by Enterprise Products Partners L.P.) (3-Month U.S. LIBOR plus 277.75 bps),
5.099%, 6-1-67 (B)	5,750	5,721

Oil & Gas Refining & Marketing – 1.1%
Marathon Petroleum Corp.,
5.850%, 12-15-45	5,097	5,356
PBF Holding Co. LLC and PBF Finance Corp.,
7.250%, 6-15-25	2,500	2,625
QEP Resources, Inc.,
5.625%, 3-1-26	1,900	1,817

		9,798

Oil & Gas Storage & Transportation – 3.3%
Cheniere Corpus Christi Holdings LLC:
5.875%, 3-31-25	500	525
5.125%, 6-30-27	2,000	2,008
Cheniere Energy Partners L.P.,
5.250%, 10-1-25	3,000	3,000
Energy Transfer Partners L.P.,
6.250%, 2-15-66	3,620	3,484
EQT Midstream Partners L.P.,
6.500%, 7-15-48	6,375	6,744
Sabine Pass Liquefaction LLC,
5.625%, 3-1-25	2,950	3,145
Sunoco Logistics Partners Operations L.P. (GTD by Energy Transfer Partners L.P.),
5.400%, 10-1-47	2,750	2,716
Sunoco Logistics Partners Operations L.P. (GTD by Sunoco Logistics Partners L.P.),
6.850%, 2-15-40	1,265	1,413
Tennessee Gas Pipeline Co.,
8.375%, 6-15-32	3,200	4,038
Tesoro Logistics L.P. and Tesoro Logistics Finance Corp.:
6.375%, 5-1-24	250	265
5.250%, 1-15-25	2,500	2,561

		29,899

Total Energy – 5.0%		45,418

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Financials

Asset Management & Custody Banks – 0.6%
AXA Equitable Holdings, Inc.,
5.000%, 4-20-48 (A)	$5,660	$5,265

Consumer Finance – 1.9%
Discover Bank:
8.700%, 11-18-19	458	483
3.100%, 6-4-20	1,220	1,212
3.450%, 7-27-26	3,975	3,697
General Motors Financial Co., Inc. (GTD by AmeriCredit Financial Services, Inc.) (3-Month U.S. LIBOR plus 85 bps),
3.189%, 4-9-21 (B)	4,100	4,116
Hyundai Capital America:
2.750%, 9-18-20 (A)	5,000	4,902
3.750%, 7-8-21 (A)	3,050	3,033

		17,443

Diversified Banks – 4.9%
Bank of America Corp.,
4.271%, 7-23-29	4,300	4,291
Bank of America Corp. (3-Month U.S. LIBOR plus 77 bps),
3.111%, 2-5-26 (B)	9,550	9,388
Citizens Bank N.A. (3-Month U.S. LIBOR plus 95 bps),
3.284%, 3-29-23 (B)	10,400	10,413
Comerica, Inc.,
4.000%, 7-27-25	2,150	2,113
Compass Bank:
3.500%, 6-11-21	2,000	1,990
3.875%, 4-10-25	5,750	5,515
HSBC Holdings plc,
3.262%, 3-13-23	3,600	3,527
Sumitomo Mitsui Banking Corp.,
2.514%, 1-17-20	2,200	2,182
U.S. Bancorp,
5.300%, 12-29-49	1,675	1,671
Wells Fargo & Co.,
3.000%, 10-23-26	1,500	1,391
ZB N.A.,
3.500%, 8-27-21	1,700	1,690

		44,171

Investment Banking & Brokerage – 1.9%
Charles Schwab Corp. (The),
4.625%, 12-29-49 (D)	4,200	4,221
Goldman Sachs Group, Inc. (The),
5.250%, 7-27-21	1,000	1,047
Morgan Stanley:
5.500%, 7-28-21	1,090	1,147
3.125%, 7-27-26	1,400	1,304
5.450%, 12-29-29	4,950	5,007
Morgan Stanley (3-Month U.S. LIBOR plus 122 bps),
3.563%, 5-8-24 (B)	4,650	4,725

		17,451

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Life & Health Insurance – 1.0%
Teachers Insurance & Annuity Association of America,
4.270%, 5-15-47 (A)	$5,000	$4,843
Unum Group,
5.750%, 8-15-42	3,750	3,926

		8,769

Other Diversified Financial Services – 2.3%
Citigroup, Inc.,
4.400%, 6-10-25	5,000	4,989
Jefferies Group LLC and Jefferies Group Capital Finance, Inc.,
4.150%, 1-23-30	2,915	2,618
JPMorgan Chase & Co.,
5.000%, 12-29-49	4,975	5,012
JPMorgan Chase & Co. (3-Month U.S. LIBOR plus 347 bps),
5.809%, 4-29-49 (B)	6,000	6,025
TIAA Asset Management Finance Co. LLC,
4.125%, 11-1-24 (A)	2,125	2,101

		20,745

Property & Casualty Insurance – 0.8%
Liberty Mutual Group, Inc. (3-Month U.S. LIBOR plus 290.5 bps),
5.239%, 3-15-37 (A)(B)	7,700	7,507

Regional Banks – 0.8%
Synovus Financial Corp.:
3.125%, 11-1-22	5,680	5,455
5.750%, 12-15-25	2,000	2,065

		7,520

Specialized Finance – 0.9%
Diamond 1 Finance Corp. and Diamond 2 Finance Corp.:
5.450%, 6-15-23 (A)	4,540	4,769
8.350%, 7-15-46 (A)	2,930	3,638

		8,407

Total Financials – 15.1%		137,278
Health Care

Health Care Facilities – 0.3%
NYU Hospitals Center,
4.428%, 7-1-42	2,315	2,308

Health Care Supplies – 0.3%
Bio-Rad Laboratories, Inc.,
4.875%, 12-15-20	2,500	2,567

Managed Health Care – 0.3%
Halfmoon Parent, Inc.,
4.125%, 11-15-25 (A)	3,100	3,090

Total Health Care – 0.9%		7,965

102	SEMIANNUAL REPORT	2018

SCHEDULE OF INVESTMENTS	IVY SECURIAN CORE BOND FUND (in thousands)

SEPTEMBER 30, 2018 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Industrials

Aerospace & Defense – 0.3%
Spirit AeroSystems, Inc. (GTD by Spirit AeroSystems Holdings, Inc.),
3.950%, 6-15-23	$2,425	$2,413

Airlines – 0.3%
British Airways plc,
5.625%, 6-20-20 (A)	606	613
U.S. Airways Group, Inc., Class A,
6.250%, 4-22-23	2,453	2,618

		3,231

Construction Machinery & Heavy Trucks – 0.3%
Westinghouse Air Brake Technologies Corp. (3-Month U.S. LIBOR plus 105 bps),
3.382%, 9-15-21 (B)	2,700	2,706

Trading Companies & Distributors – 0.6%
GATX Corp.,
4.550%, 11-7-28	5,500	5,485

Total Industrials – 1.5%		13,835
Information Technology

Application Software – 0.6%
Block Financial LLC (GTD by H&R Block, Inc.),
4.125%, 10-1-20	5,000	5,047

Total Information Technology – 0.6%		5,047
Materials

Diversified Metals & Mining – 0.5%
FMG Resources August 2006 Partners Ltd.,
5.125%, 3-15-23 (A)	5,000	4,944

Total Materials – 0.5%		4,944
Real Estate

Specialized REITs – 0.6%
American Tower Corp.,
3.070%, 3-15-23 (A)	3,100	3,027
Ventas Realty L.P. (GTD by Ventas, Inc.),
3.100%, 1-15-23	2,300	2,233

		5,260

Total Real Estate – 0.6%		5,260
Telecommunication Services

Integrated Telecommunication Services – 1.0%
AT&T, Inc.,
4.500%, 3-9-48	6,000	5,227

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Integrated Telecommunication Services (Continued)
Verizon Communications, Inc. (3-Month U.S. LIBOR plus 110 bps),
3.414%, 5-15-25 (B)	$3,925	$3,959

		9,186

Total Telecommunication Services – 1.0%		9,186
Utilities

Electric Utilities – 6.2%
Calpine Corp.,
5.875%, 1-15-24 (A)	3,000	3,022
Cleco Corporate Holdings LLC:
3.743%, 5-1-26 (E)	2,200	2,076
4.973%, 5-1-46 (E)	2,075	2,037
Cleveland Electric Illuminating Co.,
3.500%, 4-1-28 (A)	1,875	1,768
El Paso Electric Co.,
5.000%, 12-1-44	2,225	2,252
Entergy Mississippi, Inc.,
3.250%, 12-1-27	2,750	2,593
Entergy Texas, Inc.,
3.450%, 12-1-27	3,600	3,420
FirstEnergy Transmission LLC,
5.450%, 7-15-44 (A)	3,871	4,220
Indianapolis Power & Light Co.,
4.700%, 9-1-45 (A)	3,150	3,239
IPALCO Enterprises, Inc.:
3.450%, 7-15-20	2,300	2,289
3.700%, 9-1-24	2,650	2,570
Mississippi Power Co. (3-Month U.S. LIBOR plus 65 bps),
3.031%, 3-27-20 (B)	2,100	2,100
Nevada Power Co.,
2.750%, 4-15-20	1,700	1,695
NextEra Energy Capital Holdings, Inc. (GTD by NextEra Energy, Inc.) (3-Month U.S. LIBOR plus 206.75 bps),
4.405%, 10-1-66 (B)	3,500	3,377
Pennsylvania Electric Co.,
3.250%, 3-15-28 (A)	3,550	3,303
PPL Capital Funding, Inc. (GTD by PPL Corp.) (3-Month LIBOR plus 266.5 bps),
5.051%, 3-30-67 (B)	10,000	9,873
Southern Power Co., Series F,
4.950%, 12-15-46	6,190	6,086

		55,920

Gas Utilities – 1.0%
AGL Capital Corp.,
3.875%, 11-15-25	7,050	6,855
El Paso Natural Gas Co. LLC,
8.375%, 6-15-32 (E)	2,000	2,524

		9,379

Independent Power Producers & Energy Traders – 0.4%
AES Corp. (The),
6.000%, 5-15-26	4,000	4,215

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Multi-Utilities – 1.0%
Dominion Resources, Inc. (3-Month U.S. LIBOR plus 230 bps),
4.686%, 9-30-66 (B)	$1,423	$1,373
WEC Energy Group, Inc. (3-Month U.S. LIBOR plus 211.25 bps),
4.426%, 5-15-67 (B)	7,725	7,484

		8,857

Total Utilities – 8.6%		78,371

TOTAL CORPORATE DEBT SECURITIES – 34.6%		$314,015
(Cost: $316,302)

MORTGAGE-BACKED SECURITIES
Commercial Mortgage-Backed Securities – 7.3%
BAMLL Commercial Mortgage Securities Trust 2014-520M, Class A (Mortgage spread to 10-year U.S. Treasury index),
4.325%, 8-15-46 (A)(B)	4,130	4,154
Citigroup Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2018-TBR, Class A (1-Month U.S. LIBOR plus 83 bps),
2.988%, 12-15-36 (A)(B)	10,000	10,000
Credit Suisse Comm Mortgage Trust, Comm Mortgage Pass-Through Certs, Series 2014-ICE, Class B (Mortgage spread to 10-year U.S. Treasury index),
3.500%, 6-25-47 (A)(B)	4,775	4,504
Credit Suisse Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2014-ICE, Class B,
3.304%, 9-15-37 (A)	1,500	1,472
GS Mortgage Securities Corp. Trust, Commercial Mortgage Pass-Through Certificates, Series 2012-BWTR (Mortgage spread to 5-year U.S. Treasury index),
3.440%, 11-5-34 (A)(B)	1,000	953
Hometown Commercial Trust, Commercial Mortgage-Backed Notes, Series 2007-1,
6.057%, 6-11-39 (A)	6	5
Invitation Homes Trust, Series 2018-SFR1 (1-Month U.S. LIBOR plus 125 bps),
3.408%, 3-17-37 (A)(B)	4,500	4,500
Invitation Homes Trust, Series 2018-SFR3, Class A (1-Month U.S. LIBOR plus 100 bps),
3.158%, 7-17-37 (A)(B)	4,995	4,986
Invitation Homes Trust, Series 2018-SFR3, Class D (1-Month U.S. LIBOR plus 165 bps),
3.808%, 7-17-37 (A)(B)	5,000	5,055

2018	SEMIANNUAL REPORT	103

SCHEDULE OF INVESTMENTS	IVY SECURIAN CORE BOND FUND (in thousands)

SEPTEMBER 30, 2018 (UNAUDITED)

MORTGAGE-BACKED SECURITIES (Continued)	Principal	Value
Commercial Mortgage-Backed Securities (Continued)
JPMorgan Chase Comm Mortgage Securities Trust, Comm Mortgage Pass-Through Certificates, Series 2016-JP3 (10-Year U.S. Treasury index plus 110 bps),
3.648%, 12-15-49 (B)	$575	$569
JPMorgan Chase Commercial Mortgage Securities Trust, Commercial Mortgage Pass-Through Certificates, Series 2017-JP5,
3.723%, 3-15-50	1,500	1,491
Mellon Residential Funding,
6.750%, 6-25-28	1	1
UBS Commercial Mortgage Trust, Series 2017-C1, Class AS,
3.724%, 6-15-50	8,000	7,799
UBS Commercial Mortgage Trust, Series 2017-C6, Class A5,
3.580%, 12-15-50	7,000	6,856
UBS Commercial Mortgage Trust, Series 2017-C6, Class A5 (Mortgage spread to 10-year U.S. Treasury index),
4.061%, 12-15-50 (B)	2,300	2,290
Vornado DP LLC Trust 2010, Commercial Mortgage Pass-Through Certificates, Series 2010-VNO,
5.280%, 9-13-28 (A)	1,200	1,248
Wells Fargo Commercial Mortgage Trust, Series 2016-BNK1, Class AS,
2.814%, 8-15-49	4,600	4,264
Wells Fargo Commercial Mortgage Trust, Series 2017-SMP (Mortgage spread to 2-year U.S. Treasury index),
2.908%, 12-15-19 (A)(B)	6,050	6,050

		66,197

Other Mortgage-Backed Securities – 9.4%
Agate Bay Mortgage Loan Trust 2015-6, Class B1 (Mortgage spread to 10-year U.S. Treasury index),
3.612%, 9-25-45 (A)(B)	6,547	6,433
Agate Bay Mortgage Loan Trust 2016-1, Class B1 (Mortgage spread to 7-year U.S. Treasury index),
3.786%, 12-25-45 (A)(B)	6,454	6,402
Bear Stearns Mortgage Securities, Inc.,
8.000%, 11-25-29	77	48
Bellemeade Re Ltd., Series 2018-1A, Class M1B (1-Month U.S. LIBOR plus 160 bps),
3.816%, 4-25-28 (A)(B)	5,000	5,025
C-Bass 2006-MH1 Trust (Mortgage spread to 1-year U.S. Treasury index),
6.250%, 10-25-36 (A)(B)	327	327

MORTGAGE-BACKED SECURITIES (Continued)	Principal		Value
Other Mortgage-Backed Securities (Continued)
CHL Mortgage Pass-Through Trust 2004-J4,
5.250%, 5-25-34	$67		$65
Citigroup Mortgage Loan Trust, Series 2018-RP1 (3-year U.S. Treasury index plus 60 bps),
3.000%, 9-25-64 (A)(B)	3,657		3,578
CountryPlace Manufactured Housing Contract Trust 2005-1 (Mortgage spread to 3-year U.S. Treasury index),
5.200%, 12-15-35 (A)(B)	223		229
CWHEQ Home Equity Loan Trust, Series 2007-S2 (Mortgage spread to 2-year U.S. Treasury index),
5.934%, 5-25-37 (B)	253		258
Home Partners of America Trust, Series 2018-1, Class A (1-Month U.S. LIBOR plus 90 bps),
3.058%, 7-17-37 (A)(B)	7,175		7,165
JPMorgan Mortgage Trust 2004-A3 (Mortgage spread to 10-year U.S. Treasury index),
4.542%, 7-25-34 (B)	65		66
JPMorgan Mortgage Trust 2006-A2 (Mortgage spread to 7-year U.S. Treasury index),
3.366%, 10-25-46 (A)(B)	2,928		2,696
JPMorgan Mortgage Trust 2013-2, Class B3 (Mortgage spread to 7-year U.S. Treasury index),
3.645%, 5-25-43 (A)(B)	2,748		2,679
JPMorgan Mortgage Trust 2013-2, Class B4 (Mortgage spread to 5-year U.S. Treasury index),
3.645%, 5-25-43 (A)(B)	1,713		1,643
JPMorgan Mortgage Trust 2017-A13 (Mortgage spread to 10-year U.S. Treasury index),
3.500%, 11-25-48 (A)(B)	6,889		6,499
Morgan Stanley BAML Trust, Series 2016-C32,
3.720%, 12-15-49	320		318
Morgan Stanley Capital I Trust 2012-STAR, Class B,
3.451%, 8-5-34 (A)	930		918
Progress Residential Trust, Series 2018-SFR3, Class C,
4.178%, 10-17-35 (A)	5,000		4,969
Prudential Home Mortgage Securities:
6.730%, 4-28-24 (A)	—	*	—	*
7.696%, 9-28-24 (A)	1		1
PSMC Trust, Series 2018-1A (Mortgage spread to 2-year U.S. Treasury index),
3.500%, 2-25-48 (A)(B)	9,492		9,351
RASC, Series 2003-KS10 Trust,
6.410%, 12-25-33	158		106

MORTGAGE-BACKED SECURITIES (Continued)	Principal	Value
Other Mortgage-Backed Securities (Continued)
Salomon Brothers Mortgage Securities VII, Inc., Mortgage Pass-Through Certificates, Series 1997-HUD1 (Mortgage spread to 3-year U.S. Treasury index),
5.174%, 12-25-30 (B)	$742	$46
Sequoia Mortgage Trust 2012-5, Class B2 (Mortgage spread to 3-year U.S. Treasury index),
3.897%, 11-25-42 (B)	4,386	4,330
Sequoia Mortgage Trust 2015-3, Class B1 (Mortgage spread to 7-year U.S. Treasury index),
3.714%, 7-25-45 (A)(B)	3,878	3,803
Shellpoint Co-Originator Trust, Series 2015-1, Class B3 (Mortgage spread to 7-year U.S. Treasury index),
3.825%, 8-25-45 (A)(B)	4,879	4,723
Structured Asset Mortgage Investments, Inc.:
1.049%, 5-2-30	5	1
Towd Point Mortgage Trust, Series 2015-2 (Mortgage spread to 7-year U.S. Treasury index),
4.403%, 11-25-57 (A)(B)	7,050	7,282
Winwater Mortgage Loan Trust 2015-B1 (Mortgage spread to 10-year U.S. Treasury index),
3.795%, 8-20-45 (A)(B)	6,605	6,436

		85,397

TOTAL MORTGAGE-BACKED SECURITIES – 16.7%		$151,594
(Cost: $156,567)

MUNICIPAL BONDS - TAXABLE
Alabama – 0.4%
Muni Elec Auth of GA, Plant Vogtle Units 3 & 4 Proj M Bonds, Ser 2010A,
6.655%, 4-1-57	3,015	3,578

New York – 0.7%
Port Auth of NY & NJ Consolidated Bonds, 168th Ser,
4.926%, 10-1-51	2,690	3,008
Port Auth of NY & NJ Consolidated Bonds, Ser 174,
4.458%, 10-1-62	3,000	3,121

		6,129

Washington – 0.2%
Pub Util Dist No. 1, Douglas Cnty, WA, Wells Hydroelec Bonds, Ser 2010A,
5.450%, 9-1-40	1,205	1,369

TOTAL MUNICIPAL BONDS - TAXABLE – 1.3%		$11,076
(Cost: $10,439)

104	SEMIANNUAL REPORT	2018

SCHEDULE OF INVESTMENTS	IVY SECURIAN CORE BOND FUND (in thousands)

SEPTEMBER 30, 2018 (UNAUDITED)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS	Principal	Value
Mortgage-Backed Obligations – 17.0%
Federal Home Loan Mortgage Corp. Agency REMIC/CMO,
5.300%, 1-15-33	$55	$59
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 280 bps),
7.016%, 5-25-28 (B)	3,700	4,325
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 380 bps),
6.016%, 3-25-29 (B)	4,000	4,503
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 445 bps),
6.666%, 4-25-30 (B)	1,250	1,379
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 455 bps),
6.766%, 10-25-24 (B)	2,608	2,897
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 515 bps),
7.366%, 11-25-28 (B)	3,110	3,689
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 95 bps),
3.166%, 10-25-29 (B)	5,700	5,347
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (Mortgage spread to 30-year U.S. Treasury index),
4.000%, 8-25-56 (A)(B)	1,466	1,435
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (Mortgage spread to 7-year U.S. Treasury index),
4.000%, 7-25-56 (A)(B)(C)	5,830	5,665
Federal Home Loan Mortgage Corp. Fixed Rate Participation Certificates:
5.500%, 9-1-19	8	8
5.000%, 4-1-23	118	122
3.500%, 8-1-26	392	394
2.500%, 3-1-28	446	433
2.500%, 4-1-28	398	387
5.000%, 5-1-29	33	35
3.500%, 5-1-32	971	975
6.500%, 9-1-32	28	31
6.000%, 11-1-33	35	39
5.500%, 5-1-34	325	359
6.500%, 5-1-34	90	101
5.500%, 6-1-34	88	95
5.000%, 9-1-34	1	1
5.500%, 9-1-34	3	4
5.500%, 10-1-34	122	133
5.500%, 7-1-35	42	45
5.000%, 8-1-35	37	39
5.500%, 10-1-35	44	48
5.000%, 11-1-35	107	113
5.000%, 12-1-35	22	23
6.500%, 7-1-36	19	21
7.000%, 12-1-37	31	34

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS (Continued)	Principal		Value
Mortgage-Backed Obligations (Continued)
5.500%, 2-1-39	$210		$228
5.000%, 11-1-39	99		105
5.000%, 1-1-40	543		578
5.000%, 4-1-40	202		214
5.000%, 8-1-40	169		179
4.000%, 10-1-40	436		444
4.000%, 11-1-40	628		640
4.500%, 1-1-41	461		481
4.000%, 2-1-41	1,087		1,107
4.000%, 3-1-41	359		366
4.500%, 3-1-41	250		261
4.500%, 4-1-41	756		789
4.000%, 6-1-41	397		404
4.000%, 8-1-41	247		252
4.000%, 11-1-41	2,958		3,013
3.500%, 3-1-42	1,474		1,462
3.000%, 8-1-42	950		917
3.500%, 8-1-42	2,423		2,403
3.000%, 1-1-43	1,205		1,163
3.000%, 2-1-43	1,469		1,419
3.500%, 7-1-44	1,778		1,761
3.500%, 12-1-44	3,526		3,484
3.500%, 5-25-45	4,367		4,269
3.500%, 3-1-46	2,013		1,986
3.000%, 10-25-46	1,379		1,309
Federal National Mortgage Association Agency REMIC/CMO (1-Month U.S. LIBOR plus 300 bps),
5.216%, 10-25-29 (B)	3,000		3,230
Federal National Mortgage Association Agency REMIC/CMO (1-Month U.S. LIBOR plus 365 bps),
5.866%, 9-25-29 (B)	2,350		2,592
Federal National Mortgage Association Agency REMIC/CMO (1-Month U.S. LIBOR plus 430 bps),
6.516%, 2-25-25 (B)	2,308		2,546
Federal National Mortgage Association Agency REMIC/CMO (1-Month U.S. LIBOR plus 440 bps),
6.616%, 1-25-24 (B)	4,000		4,555
Federal National Mortgage Association Agency REMIC/CMO (1-Month U.S. LIBOR plus 445 bps),
6.666%, 1-25-29 (B)	4,000		4,477
Federal National Mortgage Association Agency REMIC/CMO (1-Month U.S. LIBOR plus 550 bps),
7.716%, 9-25-29 (B)	4,650		5,444
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
5.000%, 10-1-18	—	*	—	*
5.500%, 9-1-19	3		3
3.000%, 9-1-22	365		364
5.000%, 7-1-23	68		71

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS (Continued)	Principal	Value
Mortgage-Backed Obligations (Continued)
6.000%, 8-1-23	$62	$64
5.500%, 2-1-24	30	32
4.500%, 4-1-25	105	109
3.500%, 11-1-25	226	228
3.500%, 6-1-26	374	376
2.500%, 11-1-27	751	725
6.000%, 8-1-29	26	29
7.500%, 5-1-31	13	14
7.000%, 9-1-31	5	5
7.000%, 11-1-31	67	75
6.500%, 12-1-31	7	7
6.500%, 2-1-32	68	76
7.000%, 2-1-32	52	59
7.000%, 3-1-32	75	86
6.500%, 4-1-32	12	13
6.500%, 5-1-32	22	24
6.500%, 7-1-32	8	9
6.500%, 8-1-32	12	13
6.000%, 9-1-32	14	16
6.500%, 9-1-32	29	32
6.000%, 10-1-32	234	259
6.500%, 10-1-32	29	32
6.000%, 11-1-32	183	202
3.500%, 12-1-32	1,303	1,308
6.000%, 3-1-33	292	321
5.500%, 4-1-33	243	264
6.000%, 4-1-33	8	8
5.500%, 5-1-33	23	25
6.000%, 6-1-33	66	71
6.500%, 8-1-33	12	13
6.000%, 10-1-33	38	41
6.000%, 12-1-33	59	65
5.500%, 1-1-34	50	54
5.500%, 1-1-34	48	52
6.000%, 1-1-34	30	33
5.000%, 3-1-34	15	16
5.500%, 3-1-34	21	23
5.500%, 4-1-34	17	19
5.000%, 5-1-34	12	12
6.000%, 8-1-34	49	53
5.500%, 9-1-34	154	166
6.000%, 9-1-34	62	68
6.500%, 9-1-34	89	97
5.500%, 11-1-34	181	194
6.000%, 11-1-34	74	80
6.500%, 11-1-34	5	6
5.000%, 12-1-34	276	293
5.500%, 1-1-35	157	170
5.500%, 1-1-35	22	24
5.500%, 2-1-35	406	441
5.500%, 2-1-35	43	46
6.500%, 3-1-35	113	126
5.500%, 4-1-35	103	111
4.500%, 5-1-35	175	182
5.500%, 6-1-35	5	6
4.500%, 7-1-35	153	159
5.000%, 7-1-35	307	326
5.000%, 7-1-35	61	65
5.500%, 7-1-35	47	51
5.500%, 8-1-35	6	6
5.500%, 10-1-35	215	236
5.500%, 11-1-35	102	110

2018	SEMIANNUAL REPORT	105

SCHEDULE OF INVESTMENTS	IVY SECURIAN CORE BOND FUND (in thousands)

SEPTEMBER 30, 2018 (UNAUDITED)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS (Continued)	Principal	Value
Mortgage-Backed Obligations (Continued)
5.000%, 2-1-36	$28	$29
5.500%, 2-1-36	35	36
6.500%, 2-1-36	25	28
5.500%, 9-1-36	146	158
5.500%, 11-1-36	57	62
6.000%, 11-1-36	37	40
6.000%, 1-1-37	28	31
6.000%, 5-1-37	73	81
5.500%, 6-1-37	37	41
6.000%, 8-1-37	40	45
7.000%, 10-1-37	16	17
5.500%, 3-1-38	144	160
5.000%, 4-1-38	174	186
6.000%, 10-1-38	117	128
4.500%, 6-1-39	101	106
5.000%, 12-1-39	275	294
5.500%, 12-1-39	154	168
5.000%, 3-1-40	616	655
4.500%, 10-1-40	554	577
4.000%, 12-1-40	743	756
3.500%, 4-1-41	1,429	1,417
4.000%, 4-1-41	956	974
4.500%, 4-1-41	1,426	1,488
5.000%, 4-1-41	143	152
4.500%, 7-1-41	724	753
4.000%, 8-1-41	576	586
4.000%, 9-1-41	894	909
4.000%, 10-1-41	1,019	1,037
3.500%, 11-1-41	2,490	2,470
3.500%, 1-1-42	3,033	3,009
3.500%, 4-1-42	4,404	4,369
3.500%, 8-1-42	1,489	1,477
3.000%, 9-1-42	1,581	1,528
3.500%, 1-1-43	808	802
3.500%, 2-1-43	1,098	1,090
3.000%, 5-1-43	2,151	2,076
4.000%, 1-1-44	915	935
4.000%, 4-1-44	2,418	2,448
3.500%, 5-1-45	2,078	2,054
3.500%, 6-1-45	1,242	1,228
3.500%, 7-1-45	1,423	1,407
3.500%, 8-1-45	1,890	1,867
3.500%, 9-1-45	1,318	1,302
3.000%, 1-1-46	3,092	2,963
4.000%, 2-1-47	861	873
Government National Mortgage Association Agency REMIC/CMO:
0.643%, 7-16-40 (F)	112	—	*
0.013%, 6-17-45 (F)	210	—	*
Government National Mortgage Association Fixed Rate Pass-Through Certificates:
6.250%, 7-15-24	45	47
4.000%, 8-20-31	550	564
5.000%, 7-15-33	111	118

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS (Continued)	Principal	Value
Mortgage-Backed Obligations (Continued)
5.000%, 7-15-34	$85	$90
5.500%, 12-15-34	110	119
5.000%, 1-15-35	116	124
3.250%, 11-20-35	558	551
5.000%, 12-15-35	195	207
4.000%, 6-20-36	912	935
5.500%, 7-15-38	104	112
5.500%, 10-15-38	141	157
5.500%, 2-15-39	35	38
5.000%, 12-15-39	107	114
5.000%, 1-15-40	662	694
4.500%, 6-15-40	327	344
5.000%, 7-15-40	171	179
4.000%, 12-20-40	403	413
4.000%, 1-15-41	492	504
4.000%, 10-15-41	286	292
3.500%, 10-20-43	1,266	1,266
4.000%, 12-20-44	439	450
3.500%, 2-20-45	2,046	2,040
3.000%, 3-15-45	2,727	2,645
3.000%, 3-20-45	1,372	1,334
3.500%, 3-20-45	1,340	1,336
3.500%, 4-20-45	3,013	3,004
3.500%, 4-20-46	963	958
U.S. Department of Veterans Affairs, Guaranteed REMIC Pass-Through Certificates, Vendee Mortgage Trust 1995-1, Class 2,
7.793%, 2-15-25	10	10
U.S. Dept of Veterans Affairs, Gtd REMIC Pass-Through Certs, Vendee Mortgage Trust 1995-1, Class 1 (Mortgage spread to 3-year U.S. Treasury index),
6.852%, 2-15-25 (B)	36	37

		154,575

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 17.0%		$154,575
(Cost: $156,302)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Obligations – 9.0%
U.S. Treasury Bonds:
5.375%, 2-15-31 (G)	4,940	6,105
3.000%, 2-15-48	14,163	13,624
3.125%, 5-15-48	12,575	12,402
U.S. Treasury Notes:
2.250%, 3-31-20	2,000	1,985
1.500%, 6-15-20	630	616
2.625%, 8-31-20	1,200	1,196
2.750%, 8-15-21	4,800	4,782
2.750%, 7-31-23	13,517	13,399

UNITED STATES GOVERNMENT OBLIGATIONS (Continued)	Principal	Value
Treasury Obligations (Continued)
2.750%, 8-31-23	$9,475	$9,393
2.000%, 4-30-24	2,015	1,914
2.500%, 1-31-25	4,265	4,143
2.750%, 8-31-25	3,500	3,443
2.875%, 8-15-28 (D)	8,310	8,184

		81,186

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 9.0%		$81,186
(Cost: $81,510)

SHORT-TERM SECURITIES
Commercial Paper (H) – 1.2%
DTE Electric Co.,
2.321%, 10-3-18	5,000	4,998
Kroger Co. (The),
2.350%, 10-1-18	2,154	2,154
Wisconsin Gas LLC,
2.170%, 10-2-18	4,000	3,999

		11,151

Master Note – 0.1%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
2.470%, 10-5-18 (I)	1,217	1,217

Money Market Funds – 0.2%
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares,
2.140%, (J)(K)	1,730	1,730

United States Government Agency Obligations – 0.7%
Overseas Private Investment Corp. (GTD by U.S. Government) (3-Month U.S. TB Rate):
2.190%, 10-7-18 (I)	2,000	2,000
2.220%, 10-7-18 (I)	4,000	4,000

		6,000

TOTAL SHORT-TERM SECURITIES – 2.2%		$20,098
(Cost: $20,100)

TOTAL INVESTMENT SECURITIES – 100.0%		$907,027
(Cost: $916,671)

LIABILITIES, NET OF CASH AND OTHER ASSETS – 0.0%		(280)

NET ASSETS – 100.0%		$906,747

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2018 the total value of these securities amounted to $318,789 or 35.2% of net assets.

106	SEMIANNUAL REPORT	2018

SCHEDULE OF INVESTMENTS	IVY SECURIAN CORE BOND FUND (in thousands)

SEPTEMBER 30, 2018 (UNAUDITED)

(B)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2018. Description of the reference rate and spread, if applicable, are included in the security description.

(C)	Securities whose value was determined using significant unobservable inputs.

(D)	All or a portion of securities with an aggregate value of $3,387 are on loan.

(E)

Step bond that pays an initial coupon rate for the first period and then a higher or lower coupon rate for the following periods. Interest rate disclosed is that which is in effect at September 30, 2018.

(F)	Interest-only security. Amount shown as principal represents notional amount for computation of interest.

(G)	All or a portion of securities with an aggregate value of $1,038 have been pledged as collateral on open futures contracts.

(H)	Rate shown is the yield to maturity at September 30, 2018.

(I)

Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(J)	Investment made with cash collateral received from securities on loan.

(K)	Rate shown is the annualized 7-day yield at September 30, 2018.

The following futures contracts were outstanding at September 30, 2018 (contracts unrounded):

Description	Type	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
U.S. 30-Year Treasury Bond	Long	562	12-19-18	56,200	$78,961	$(2,377)
U.S. 10-Year Ultra Treasury Note	Short	396	12-28-18	39,600	(49,896)	924
U.S. Treasury Ultra Long Bond	Short	152	12-28-18	15,200	(23,451)	875
U.S. 5-Year Treasury Note	Long	867	12-31-18	86,700	97,517	(951)

					$103,131	$(1,529)

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of September 30, 2018. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Preferred Stocks	$—	$2,490	$—
Asset-Backed Securities	—	171,765	228
Corporate Debt Securities	—	314,015	—
Mortgage-Backed Securities	—	151,594	—
Municipal Bonds	—	11,076	—
United States Government Agency Obligations	—	153,140	1,435
United States Government Obligations	—	81,186	—
Short-Term Securities	1,730	18,368	—
Total	$1,730	$903,634	$1,663
Futures Contracts	$1,799	$—	$—

Liabilities
Futures Contracts	$3,328	$—	$—

During the period ended September 30, 2018, securities totaling $2,494 were transferred from Level 1 to Level 2 due to the lack of observable market data due to decreased market activity or information for these securities. Transfers out of Level 1 represent the values as of the beginning of the reporting period.

2018	SEMIANNUAL REPORT	107

SCHEDULE OF INVESTMENTS	IVY SECURIAN CORE BOND FUND (in thousands)

SEPTEMBER 30, 2018 (UNAUDITED)

The following acronyms are used throughout this schedule:

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

REIT = Real Estate Investment Trust

REMIC = Real Estate Mortgage Investment Conduit

TB = Treasury Bill

See Accompanying Notes to Financial Statements.

108	SEMIANNUAL REPORT	2018

PORTFOLIO HIGHLIGHTS	IVY SMALL CAP CORE FUND

ALL DATA IS AS OF SEPTEMBER 30, 2018 (UNAUDITED)

Asset Allocation

Stocks	95.6%
Information Technology	16.8%
Financials	16.4%
Industrials	14.0%
Health Care	13.0%
Consumer Discretionary	9.3%
Consumer Staples	6.4%
Materials	5.8%
Utilities	4.2%
Telecommunication Services	4.1%
Real Estate	3.3%
Energy	2.3%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	4.4%

Top 10 Equity Holdings

Company	Sector	Industry
Webster Financial Corp.	Financials	Regional Banks
Vonage Holdings Corp.	Telecommunication Services	Alternative Carriers
Post Holdings, Inc.	Consumer Staples	Packaged Foods & Meats
Cabot Corp.	Materials	Commodity Chemicals
Grand Canyon Education, Inc.	Consumer Discretionary	Education Services
Green Dot Corp., Class A	Financials	Consumer Finance
Insulet Corp.	Health Care	Health Care Equipment
Red Rock Resorts, Inc., Class A	Consumer Discretionary	Casinos & Gaming
Evolent Health, Inc., Class A	Health Care	Health Care Technology
Rexnord Corp.	Industrials	Industrial Machinery

See your advisor or www.ivyinvestments.com for more information on the Fund’s most recently published Top 10 Equity Holdings.

+

Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

2018	SEMIANNUAL REPORT	109

SCHEDULE OF INVESTMENTS	IVY SMALL CAP CORE FUND (in thousands)

SEPTEMBER 30, 2018 (UNAUDITED)

COMMON STOCKS	Shares	Value
Consumer Discretionary

Apparel Retail – 2.1%
Boot Barn Holdings, Inc. (A)	564	$16,029

Apparel, Accessories & Luxury Goods – 0.8%
G-III Apparel Group Ltd. (A)	136	6,534

Auto Parts & Equipment – 0.4%
Visteon Corp. (A)	33	3,080

Casinos & Gaming – 2.8%
Red Rock Resorts, Inc., Class A	810	21,574

Education Services – 3.2%
Grand Canyon Education, Inc. (A)	224	25,295

Total Consumer Discretionary – 9.3%		72,512
Consumer Staples

Packaged Foods & Meats – 6.4%
Nomad Foods Ltd. (A)	910	18,436
Post Holdings, Inc. (A)	317	31,123

		49,559

Total Consumer Staples – 6.4%		49,559
Energy

Oil & Gas Exploration & Production – 2.3%
Laredo Petroleum Holdings, Inc. (A)	2,222	18,156

Total Energy – 2.3%		18,156
Financials

Consumer Finance – 3.2%
Green Dot Corp., Class A (A)	281	24,998

Multi-Line Insurance – 2.3%
Kemper Corp.	220	17,734

Property & Casualty Insurance – 1.6%
Old Republic International Corp.	579	12,967

Regional Banks – 9.3%
Chemical Financial Corp.	341	18,205
Pinnacle Financial Partners, Inc.	136	8,151
Webster Financial Corp.	555	32,710
Western Alliance Bancorp. (A)	235	13,343

		72,409

Total Financials – 16.4%		128,108
Health Care

Health Care Equipment – 5.0%
Insulet Corp. (A)	220	23,314
Invacare Corp.	1,088	15,825

		39,139

Health Care Facilities – 1.8%
HealthSouth Corp.	181	14,093

COMMON STOCKS (Continued)	Shares	Value
Health Care Supplies – 3.2%
ICU Medical, Inc. (A)	50	$14,025
Sientra, Inc. (A)	450	10,756

		24,781

Health Care Technology – 2.7%
Evolent Health, Inc., Class A (A)	746	21,186

Life Sciences Tools & Services – 0.3%
TECHNE Corp.	10	1,939

Total Health Care – 13.0%		101,138
Industrials

Aerospace & Defense – 2.8%
Cubic Corp.	117	8,570
Curtiss-Wright Corp.	100	13,732

		22,302

Diversified Support Services – 1.6%
Healthcare Services Group, Inc. (B)	306	12,414

Environmental & Facilities Services – 1.1%
Clean Harbors, Inc. (A)	118	8,446

Industrial Machinery – 6.9%
Crane Co.	148	14,516
ITT, Inc.	147	8,999
RBC Bearings, Inc. (A)	77	11,533
Rexnord Corp. (A)	604	18,590

		53,638

Office Services & Supplies – 1.6%
MSA Safety, Inc.	118	12,564

Total Industrials – 14.0%		109,364
Information Technology

Application Software – 4.0%
Everbridge, Inc. (A)	293	16,912
Pluralsight, Inc., Class A (A)	458	14,648

		31,560

Data Processing & Outsourced Services – 1.9%
Cardtronics plc, Class A (A)	218	6,907
EVERTEC, Inc.	328	7,898

		14,805

Electronic Equipment & Instruments – 3.3%
FLIR Systems, Inc.	293	18,017
Novanta, Inc. (A)	110	7,532

		25,549

Internet Software & Services – 1.6%
Q2 Holdings, Inc. (A)	201	12,195

IT Consulting & Other Services – 2.2%
Booz Allen Hamilton Holding Corp.	319	15,807

COMMON STOCKS (Continued)	Shares	Value
IT Consulting & Other Services (Continued)
CACI International, Inc., Class A (A)	6	$1,050

		16,857

Semiconductor Equipment – 1.1%
Teradyne, Inc.	242	8,934

Systems Software – 1.9%
PROS Holdings, Inc. (A)	414	14,501

Technology Distributors – 0.8%
Avnet, Inc.	143	6,407

Total Information Technology – 16.8%		130,808
Materials

Aluminum – 0.7%
Constellium N.V., Class A (A)	464	5,734

Commodity Chemicals – 5.1%
Cabot Corp.	468	29,364
Orion Engineered Carbons S.A.	313	10,051

		39,415

Total Materials – 5.8%		45,149
Real Estate

Hotel & Resort REITs – 0.4%
RLJ Lodging Trust	128	2,813

Industrial REITs – 1.4%
STAG Industrial, Inc.	394	10,827

Retail REITs – 1.5%
Agree Realty Corp.	224	11,923

Total Real Estate – 3.3%		25,563
Telecommunication Services

Alternative Carriers – 4.1%
Vonage Holdings Corp. (A)	2,284	32,337

Total Telecommunication Services – 4.1%		32,337
Utilities

Electric Utilities – 1.9%
ALLETE, Inc.	123	9,204
IDACORP, Inc.	61	6,023

		15,227

Gas Utilities – 1.1%
ONE Gas, Inc.	101	8,290

Water Utilities – 1.2%
Aqua America, Inc.	260	9,581

Total Utilities – 4.2%		33,098

TOTAL COMMON STOCKS – 95.6%		$745,792
(Cost: $626,592)

110	SEMIANNUAL REPORT	2018

SCHEDULE OF INVESTMENTS	IVY SMALL CAP CORE FUND (in thousands)

SEPTEMBER 30, 2018 (UNAUDITED)

SHORT-TERM SECURITIES	Principal	Value
Commercial Paper (C) – 1.0%
Diageo Capital plc (GTD by Diageo plc),
2.870%, 10-11-18	$2,002	$2,000
Mondelez International, Inc.,
2.280%, 10-1-18	3,574	3,573
Sonoco Products Co.,
2.330%, 10-1-18	1,981	1,981

		7,554

Master Note – 0.6%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
2.470%, 10-5-18 (D)	4,480	4,480

SHORT-TERM SECURITIES (Continued)	Principal	Value
Money Market Funds – 0.5%
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares, 2.140%, (E)(F)	$3,633	$3,633

United States Government Agency Obligations – 3.3%
Overseas Private Investment Corp. (GTD by U.S. Government) (3-Month U.S. TB Rate):
2.220%, 10-7-18 (D)	26,000	26,000

		26,000

Value

TOTAL SHORT-TERM SECURITIES – 5.4%	$41,667
(Cost: $41,669)

TOTAL INVESTMENT SECURITIES – 101.0%	$787,459
(Cost: $668,261)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (1.0)%	(7,727)

NET ASSETS – 100.0%	$779,732

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	All or a portion of securities with an aggregate value of $5,101 are on loan.

(C)	Rate shown is the yield to maturity at September 30, 2018.

(D)

Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(E)	Investment made with cash collateral received from securities on loan.

(F)	Rate shown is the annualized 7-day yield at September 30, 2018.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of September 30, 2018. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$745,792	$—	$—
Short-Term Securities	3,633	38,034	—
Total	$749,425	$38,034	$—

During the period ended September 30, 2018, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

BVAL = Bloomberg Valuation Municipal AAA Benchmark

FHLMC = Federal Home Loan Mortgage Corp.

FNMA = Federal National Mortgage Association

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

REIT = Real Estate Investment Trust

TB = Treasury Bill

See Accompanying Notes to Financial Statements.

2018	SEMIANNUAL REPORT	111

PORTFOLIO HIGHLIGHTS	IVY SMALL CAP GROWTH FUND

ALL DATA IS AS OF SEPTEMBER 30, 2018 (UNAUDITED)

Asset Allocation

Stocks	92.9%
Information Technology	25.1%
Health Care	23.3%
Consumer Discretionary	20.5%
Industrials	13.3%
Financials	5.8%
Energy	3.6%
Consumer Staples	1.0%
Real Estate	0.3%
Purchased Options	0.0%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	7.1%

Top 10 Equity Holdings

Company	Sector	Industry
Teladoc Health, Inc.	Health Care	Health Care Services
AMN Healthcare Services, Inc.	Health Care	Health Care Services
Proofpoint, Inc.	Information Technology	Systems Software
Mercury Computer Systems, Inc.	Industrials	Aerospace & Defense
John Bean Technologies Corp.	Industrials	Industrial Machinery
Texas Roadhouse, Inc., Class A	Consumer Discretionary	Restaurants
Paycom Software, Inc.	Information Technology	Application Software
Wingstop, Inc.	Consumer Discretionary	Restaurants
HealthEquity, Inc.	Health Care	Managed Health Care
Grand Canyon Education, Inc.	Consumer Discretionary	Education Services

See your advisor or www.ivyinvestments.com for more information on the Fund’s most recently published Top 10 Equity Holdings.

+

Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

112	SEMIANNUAL REPORT	2018

SCHEDULE OF INVESTMENTS	IVY SMALL CAP GROWTH FUND (in thousands)

SEPTEMBER 30, 2018 (UNAUDITED)

COMMON STOCKS	Shares	Value
Consumer Discretionary

Apparel Retail – 3.4%
Burlington Stores, Inc. (A)	105	$17,041
Caleres, Inc.	148	5,297
Children’s Place Retail Stores, Inc. (The)	206	26,263
Urban Outfitters, Inc. (A)	971	39,698

		88,299

Auto Parts & Equipment – 1.1%
Visteon Corp. (A)	314	29,192

Automotive Retail – 0.6%
Carvana Co. (A)(B)	282	16,646

Broadcasting – 1.1%
Nexstar Broadcasting Group, Inc.	361	29,394

Casinos & Gaming – 0.8%
PlayAGS, Inc. (A)	657	19,371

Distributors – 1.5%
Pool Corp.	236	39,415

Education Services – 1.7%
Grand Canyon Education, Inc. (A)	393	44,305

General Merchandise Stores – 1.6%
Ollie’s Bargain Outlet Holdings, Inc. (A)	424	40,737

Homebuilding – 0.9%
Installed Building Products, Inc. (A)	571	22,282

Homefurnishing Retail – 1.1%
At Home Group, Inc. (A)	875	27,592

Hotels, Resorts & Cruise Lines – 1.2%
Hilton Grand Vacations, Inc. (A)	965	31,948

Internet & Direct Marketing Retail – 0.7%
Etsy, Inc. (A)	260	13,343
Farfetch Ltd., Class A (A)	134	3,638

		16,981

Restaurants – 3.7%
Texas Roadhouse, Inc., Class A	739	51,231
Wingstop, Inc.	659	44,998

		96,229

Specialty Stores – 1.1%
Five Below, Inc. (A)	228	29,654

Total Consumer Discretionary – 20.5%		532,045
Consumer Staples

Food Retail – 1.0%
Sprouts Farmers Market, Inc. (A)	942	25,828

Total Consumer Staples – 1.0%		25,828

COMMON STOCKS (Continued)	Shares	Value
Energy

Oil & Gas Equipment & Services – 0.1%
Keane Group, Inc. (A)	304	$3,759

Oil & Gas Exploration & Production – 3.5%
Centennial Resource Development, Inc., Class A (A)	1,399	30,560
Magnolia Oil & Gas Corp. (A)	353	5,295
Matador Resources Co. (A)	615	20,339
Petroleum Development Corp. (A)	280	13,694
WildHorse Resource Development Corp. (A)	862	20,376

		90,264

Total Energy – 3.6%		94,023
Financials

Investment Banking & Brokerage – 2.4%
Evercore Partners, Inc.	342	34,398
LPL Investment Holdings, Inc.	419	27,030

		61,428

Regional Banks – 3.4%
Ameris Bancorp	435	19,870
Heritage Financial Corp.	451	15,835
Seacoast Banking Corp. of Florida (A)	600	17,533
Western Alliance Bancorp. (A)	646	36,734

		89,972

Total Financials – 5.8%		151,400
Health Care

Biotechnology – 0.4%
Immunomedics, Inc. (A)	487	10,134

Health Care Equipment – 9.2%
Inogen, Inc. (A)	136	33,202
Insulet Corp. (A)	186	19,685
iRhythm Technologies, Inc. (A)	341	32,276
K2M Group Holdings, Inc. (A)	1,520	41,593
NovoCure Ltd. (A)	762	39,942
Penumbra, Inc. (A)	221	33,028
Tactile Systems Technology, Inc. (A)	550	39,099

		238,825

Health Care Facilities – 1.0%
Acadia Healthcare Co., Inc. (A)(B)	715	25,161

Health Care Services – 7.2%
AMN Healthcare Services, Inc. (A)	1,301	71,149
LHC Group, Inc. (A)	387	39,837
Teladoc Health, Inc. (A)	881	76,062

		187,048

Health Care Supplies – 2.2%
Merit Medical Systems, Inc. (A)	581	35,694
Sientra, Inc. (A)	886	21,152

		56,846

COMMON STOCKS (Continued)	Shares	Value
Health Care Technology – 0.4%
Evolent Health, Inc., Class A (A)	362	$10,275

Managed Health Care – 1.7%
HealthEquity, Inc. (A)	474	44,794

Pharmaceuticals – 1.2%
Aerie Pharmaceuticals, Inc. (A)	370	22,749
OptiNose, Inc. (A)(B)	675	8,396

		31,145

Total Health Care – 23.3%		604,228
Industrials

Aerospace & Defense – 2.1%
Mercury Computer Systems, Inc. (A)	996	55,126

Air Freight & Logistics – 0.6%
Air Transport Services Group, Inc. (A)	677	14,542

Diversified Support Services – 0.9%
Healthcare Services Group, Inc. (B)	609	24,729

Industrial Machinery – 6.6%
Crane Co.	67	6,599
John Bean Technologies Corp.	436	52,051
RBC Bearings, Inc. (A)	250	37,541
Timken Co. (The)	715	35,653
Woodward, Inc.	497	40,212

		172,056

Security & Alarm Services – 1.2%
Brink’s Co. (The)	435	30,324

Trading Companies & Distributors – 0.7%
Watsco, Inc.	107	19,077

Trucking – 1.2%
Knight Transportation, Inc.	868	29,931

Total Industrials – 13.3%		345,785
Information Technology

Application Software – 7.2%
Globant S.A. (A)	421	24,823
HubSpot, Inc. (A)	285	42,991
Paycom Software, Inc. (A)	325	50,508
Pluralsight, Inc., Class A (A)	393	12,579
SVMK, Inc. (A)	131	2,104
Ultimate Software Group, Inc. (The) (A)	46	14,961
Zendesk, Inc. (A)	571	40,534

		188,500

Communications Equipment – 0.6%
Viavi Solutions, Inc. (A)	1,439	16,314

Internet Software & Services – 7.1%
Apptio, Inc., Class A (A)	517	19,090

2018	SEMIANNUAL REPORT	113

SCHEDULE OF INVESTMENTS	IVY SMALL CAP GROWTH FUND (in thousands)

SEPTEMBER 30, 2018 (UNAUDITED)

COMMON STOCKS (Continued)	Shares	Value
Internet Software & Services (Continued)
Criteo S.A. ADR (A)	237	$5,446
Envestnet, Inc. (A)	398	24,252
Five9, Inc. (A)	817	35,699
Mimecast Ltd. (A)	667	27,913
New Relic, Inc. (A)	305	28,740
Q2 Holdings, Inc. (A)	480	29,076
SendGrid, Inc. (A)	362	13,300

		183,516

IT Consulting & Other Services – 3.2%
Booz Allen Hamilton Holding Corp.	873	43,347
InterXion Holding N.V. (A)	582	39,175

		82,522

Semiconductors – 2.8%
Integrated Device Technology, Inc. (A)	687	32,315
Monolithic Power Systems, Inc.	319	39,981

		72,296

Systems Software – 4.1%
Proofpoint, Inc. (A)	548	58,248
Varonis Systems, Inc. (A)	584	42,765
Zscaler, Inc. (A)(B)	148	6,029

		107,042

Technology Hardware, Storage & Peripherals – 0.1%
USA Technologies, Inc. (A)	437	3,146

Total Information Technology – 25.1%		653,336
Real Estate

Real Estate Services – 0.3%
RE/MAX Holdings, Inc., Class A	182	8,089

Total Real Estate – 0.3%		8,089

TOTAL COMMON STOCKS – 92.9%		$2,414,734
(Cost: $1,641,215)

PURCHASED OPTIONS	Number of Contracts (Unrounded)	Notional Amount
Monolithic Power Systems, Inc.,
Put $120.00, Expires 12-21-18, OTC (Ctrpty: JPMorgan Chase Bank N.A.)	1,343	134	597

TOTAL PURCHASED OPTIONS – 0.0%			$597
(Cost: $588)

SHORT-TERM SECURITIES	Principal	Value
Commercial Paper (C) – 1.7%
Brown-Forman Corp.,
1.930%, 10-11-18	$5,000	$4,996
Mondelez International, Inc.,
2.280%, 10-1-18	3,739	3,738
Northern Illinois Gas Co.,
2.200%, 10-12-18	3,000	2,997
Rockwell Automation, Inc.,
2.100%, 10-2-18	5,000	4,999
Walgreens Boots Alliance, Inc.,
2.850%, 10-12-18	5,000	4,995
Wisconsin Electric Power Co.,
2.250%, 10-4-18	15,000	14,994
Wisconsin Gas LLC,
2.170%, 10-2-18	8,000	7,998

		44,717

Master Note – 0.2%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
2.470%, 10-5-18 (D)	3,941	3,941

Money Market Funds – 0.9%
Dreyfus Institutional Preferred Government Money Market Fund – Institutional Shares,
2.140%, (E)(F)	22,957	22,957

Municipal Obligations – 1.3%
CA Statewide Cmnty Dev Auth, Multifam Hsng Rev Bonds (Wyndover Apts), Ser 2004 LL (GTD by FNMA) (BVAL plus 10 bps),
1.550%, 10-7-18 (D)	6,725	6,725
LA Pub Fac Auth, Rev Bonds (Air Products and Chemicals Proj), Ser 2009A (GTD by Air Products and Chemicals, Inc.) (BVAL plus 24 bps),
1.590%, 10-7-18 (D)	4,000	4,000
LA Pub Fac Auth, Var Rate Rev Rfdg Bonds (CHRISTUS Hlth), Ser 2009B-1 (GTD by Bank of New York Mellon (The)) (BVAL plus 25 bps),
1.590%, 10-7-18 (D)	6,005	6,005
Minneapolis, MN, Hsng Dev, Rfdg Rev Bonds (One Ten Grant Proj), Ser 1989 (GTD by FNMA) (BVAL plus 8 bps),
1.580%, 10-7-18 (D)	7,750	7,750

SHORT-TERM SECURITIES (Continued)	Principal	Value
Municipal Obligations (Continued)
NY Hsng Fin Agy, Related-Caroline Apt Hsng Rev Bonds, Ser 2008A (GTD by FHLMC) (BVAL plus 17 bps),
1.610%, 10-7-18 (D)	$4,900	$4,900
SC Pub Svc Auth, Rev Commercial Paper Notes, Ser DD (GTD by Bank of America N.A.),
2.330%, 10-17-18	3,000	3,000
SD Hlth and Edu Fac Auth, Var Rate Dmnd Rev Bonds (Sioux Vly Hosp and Hlth Sys), Ser 2001C (GTD by U.S. Bank N.A.) (BVAL plus 9 bps),
1.550%, 10-2-18 (D)	1,800	1,800

		34,180

United States Government Agency Obligations – 3.9%
Overseas Private Investment Corp. (GTD by U.S. Government) (3-Month U.S. TB Rate):
2.170%, 10-7-18 (D)	4,968	4,967
2.190%, 10-7-18 (D)	35,570	35,570
2.220%, 10-7-18 (D)	60,681	60,681

		101,218

TOTAL SHORT-TERM SECURITIES – 8.0%		$207,013
(Cost: $207,023)

TOTAL INVESTMENT SECURITIES – 100.9%		$2,622,344
(Cost: $1,848,826)

LIABILITIES, NET OF CASH AND OTHER ASSETS (G) – (0.9)%		(23,621)

NET ASSETS – 100.0%		$2,598,723

114	SEMIANNUAL REPORT	2018

SCHEDULE OF INVESTMENTS	IVY SMALL CAP GROWTH FUND (in thousands)

SEPTEMBER 30, 2018 (UNAUDITED)

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	All or a portion of securities with an aggregate value of $38,093 are on loan.

(C)	Rate shown is the yield to maturity at September 30, 2018.

(D)

Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(E)	Investment made with cash collateral received from securities on loan.

(F)	Rate shown is the annualized 7-day yield at September 30, 2018.

(G)	Cash of $1,920 has been pledged as collateral on open OTC swap agreements.

The following total return swap agreements were outstanding at September 30, 2018:

Underlying Security	Counterparty	Maturity Date	Notional Amount	Financing Fee(1)(2)	Value	Upfront Payments/ (Receipts)	Unrealized Depreciation
Biotech Custom Index	Goldman Sachs International	07/01/2019	$78,442	1-Month LIBOR less 15 bps	$(1,742)	$—	$(1,742)

(1)	The Fund pays the financing fee multiplied by the notional amount each month.

(2)

At the termination date, a net cash flow is exchanged where the market-linked total return is equivalent to the return of the underlying security less a financing rate, if any. As the payer, a Fund would receive payments on any net positive total return, and would owe payments in the event of a negative total return.

The following table represents security positions within the total return basket swap as of September 30, 2018:

Reference Entity	Shares		Notional Amount	Value	% of Value
Ligand Pharmaceuticals, Inc.	—	*	$3,218	$(71)	4.1%
FibroGen, Inc.	1		2,557	(57)	3.3
Loxo Oncology, Inc.	—	*	2,539	(56)	3.2
Ultragenyx Pharmaceutical, Inc.	1		2,000	(44)	2.6
Horizon Pharma plc	2		1,809	(40)	2.3
Blueprint Medicines Corp.	1		1,802	(40)	2.3
Array BioPharma, Inc.	3		1,744	(39)	2.2
Emergent BioSolutions, Inc.	1		1,638	(36)	2.1
Intercept Pharmaceuticals, Inc.	—	*	1,528	(34)	1.9
Myriad Genetics, Inc.	1		1,483	(33)	1.9
Ironwood Pharmaceuticals, Inc.	2		1,447	(32)	1.8
Immunomedics, Inc.	1		1,379	(31)	1.8
Supernus Pharmaceuticals, Inc.	1		1,375	(31)	1.8
Amicus Therapeutics, Inc.	2		1,291	(29)	1.7
Halozyme Therapeutics, Inc.	2		1,255	(28)	1.6
Aerie Pharmaceuticals, Inc.	—	*	1,230	(27)	1.6
Repligen Corp.	—	*	1,227	(27)	1.6
REGENXBIO, Inc.	—	*	1,214	(27)	1.6
PTC Therapeutics, Inc.	1		1,194	(27)	1.5
MyoKardia, Inc.	—	*	1,130	(25)	1.4
Momenta Pharmaceuticals, Inc.	1		1,127	(25)	1.4
Heron Therapeutics, Inc.	1		1,122	(25)	1.4
Pacira Pharmaceuticals, Inc.	—	*	1,098	(24)	1.4
Global Blood Therapeutics, Inc.	1		1,084	(24)	1.4
Amneal Pharmaceuticals, Inc.	1		1,073	(24)	1.4
Medicines Co. (The)	1		1,053	(23)	1.3

Reference Entity	Shares		Notional Amount	Value	% of Value
AnaptysBio, Inc.	—	*	$1,044	$(23)	1.3%
ACADIA Pharmaceuticals, Inc.	1		1,041	(23)	1.3
Arena Pharmaceuticals, Inc.	—	*	1,021	(23)	1.3
Xencor, Inc.	1		994	(22)	1.3
Spark Therapeutics, Inc.	—	*	962	(21)	1.2
Sangamo Therapeutics, Inc.	1		956	(21)	1.2
Atara Biotherapeutics, Inc.	1		946	(21)	1.2
Arrowhead Pharmaceuticals, Inc.	1		931	(21)	1.2
Portola Pharmaceuticals, Inc.	1		899	(20)	1.2
Spectrum Pharmaceuticals, Inc.	1		870	(19)	1.1
Insmed, Inc.	1		862	(19)	1.1
Editas Medicine, Inc.	1		810	(18)	1.0
Genomic Health, Inc.	—	*	804	(18)	1.0
Acceleron Pharma, Inc.	—	*	792	(18)	1.0
Enanta Pharmaceuticals, Inc.	—	*	791	(18)	1.0
Clovis Oncology, Inc.	1		783	(17)	1.0
Theravance Biopharma, Inc.	1		773	(17)	1.0
Corcept Therapeutics, Inc.	1		772	(17)	1.0
Puma Biotechnology, Inc.	—	*	737	(16)	0.9
Zogenix, Inc.	—	*	730	(16)	0.9
Reata Pharmaceuticals, Inc.	—	*	727	(16)	0.9
ImmunoGen, Inc.	2		700	(16)	0.9
Madrigal Pharmaceuticals, Inc.	—	*	696	(15)	0.9
Aimmune Therapeutics, Inc.	1		664	(15)	0.9
Audentes Therapeutics, Inc.	—	*	664	(15)	0.8

2018	SEMIANNUAL REPORT	115

SCHEDULE OF INVESTMENTS	IVY SMALL CAP GROWTH FUND (in thousands)

SEPTEMBER 30, 2018 (UNAUDITED)

Reference Entity	Shares		Notional Amount	Value	% of Value
Vanda Pharmaceuticals, Inc.	1		$658	$(15)	0.8%
Omeros Corp.	1		630	(14)	0.8
Intrexon Corp.	1		630	(14)	0.8
Retrophin, Inc.	—	*	626	(14)	0.8
TherapeuticsMD, Inc.	2		616	(14)	0.8
G1 Therapeutics, Inc.	—	*	599	(13)	0.8
Innoviva, Inc.	1		597	(13)	0.8
Endocyte, Inc.	1		590	(13)	0.8
Biohaven Pharmaceutical Holding Co. Ltd.	—	*	575	(13)	0.7
Esperion Therapeutics, Inc.	—	*	574	(13)	0.7
Cambrex Corp.	—	*	547	(12)	0.7
Intellia Therapeutics, Inc.	—	*	530	(12)	0.7
Iovance Biotherapeutics, Inc.	1		518	(12)	0.7
WaVe Life Sciences Ltd.	—	*	499	(11)	0.6
Codexis, Inc.	1		487	(11)	0.6
Mirati Therapeutics, Inc.	—	*	484	(11)	0.6
MacroGenics, Inc.	—	*	470	(10)	0.6
Phibro Animal Health Corp.	—	*	458	(10)	0.6
Revance Therapeutics, Inc.	—	*	454	(10)	0.6
Fate Therapeutics, Inc.	1		443	(10)	0.6
Alder Biopharmaceuticals, Inc.	1		432	(10)	0.6

Reference Entity	Shares		Notional Amount	Value	% of Value
Heska Corp.	—	*	$428	$(10)	0.5%
Coherus Biosciences, Inc.	1		427	(10)	0.5
Karyopharm Therapeutics, Inc.	1		419	(9)	0.5
Eagle Pharmaceuticals, Inc.	—	*	405	(9)	0.5
CytomX Therapeutics, Inc.	—	*	402	(9)	0.5
Radius Health, Inc.	1		401	(9)	0.5
Dynavax Technologies Corp.	1		389	(9)	0.5
MiMedx Group, Inc.	1		364	(8)	0.5
Apellis Pharmaceuticals, Inc.	—	*	361	(8)	0.5
Athenex, Inc.	1		360	(8)	0.5
Assembly Biosciences, Inc.	—	*	360	(8)	0.5
Flexion Therapeutics, Inc.	—	*	351	(8)	0.4
Accelerate Diagnostics, Inc.	—	*	335	(7)	0.4
Cymabay Therapeutics, Inc.	1		282	(6)	0.4
Progenics Pharmaceuticals, Inc.	1		263	(6)	0.3
La Jolla Pharmaceutical Co.	—	*	246	(5)	0.3
Collegium Pharmaceutical, Inc.	—	*	246	(5)	0.3
Sorrento Therapeutics, Inc.	1		215	(5)	0.3
TG Therapeutics, Inc.	1		185	(4)	0.2

				$(1,742)

The following written options were outstanding at September 30, 2018 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Notional Amount	Expiration Month	Exercise Price	Premium Received	Value
Monolithic Power Systems, Inc.	JPMorgan Chase Bank N.A.	Put	1,343	135	December 2018	$100.00	$81	$(128)

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of September 30, 2018. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$2,414,734	$—	$—
Purchased Options	—	597	—
Short-Term Securities	22,957	184,056	—
Total	$2,437,691	$184,653	$—

Liabilities
Total Return Swaps	$—	$1,742	$—
Written Options	$—	$128	$—

During the period ended September 30, 2018, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

BVAL = Bloomberg Valuation Benchmark Curve

FNMA = Federal National Mortgage Association

FHLMC = Federal Home Loan Mortgage Corp.

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

OTC = Over the Counter

TB = Treasury Bill

See Accompanying Notes to Financial Statements.

116	SEMIANNUAL REPORT	2018

PORTFOLIO HIGHLIGHTS	IVY TAX-MANAGED EQUITY FUND

ALL DATA IS AS OF SEPTEMBER 30, 2018 (UNAUDITED)

Asset Allocation

Stocks	99.5%
Information Technology	44.8%
Consumer Discretionary	18.1%
Industrials	12.9%
Health Care	11.5%
Financials	5.2%
Consumer Staples	4.4%
Energy	1.4%
Real Estate	1.2%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	0.5%

Top 10 Equity Holdings

Company	Sector	Industry
Microsoft Corp.	Information Technology	Systems Software
Amazon.com, Inc.	Consumer Discretionary	Internet & Direct Marketing Retail
Apple, Inc.	Information Technology	Technology Hardware, Storage & Peripherals
salesforce.com, Inc.	Information Technology	Application Software
Alphabet, Inc., Class A	Information Technology	Internet Software & Services
Verisk Analytics, Inc., Class A	Industrials	Research & Consulting Services
Adobe Systems, Inc.	Information Technology	Application Software
Visa, Inc., Class A	Information Technology	Data Processing & Outsourced Services
CME Group, Inc.	Financials	Financial Exchanges & Data
MasterCard, Inc., Class A	Information Technology	Data Processing & Outsourced Services

See your advisor or www.ivyinvestments.com for more information on the Fund’s most recently published Top 10 Equity Holdings.

+

Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

2018	SEMIANNUAL REPORT	117

SCHEDULE OF INVESTMENTS	IVY TAX-MANAGED EQUITY FUND (in thousands)

SEPTEMBER 30, 2018 (UNAUDITED)

COMMON STOCKS	Shares	Value
Consumer Discretionary

Apparel, Accessories & Luxury Goods – 2.7%
V.F. Corp.	191	$17,868

Cable & Satellite – 1.4%
Comcast Corp., Class A	254	8,991

Footwear – 2.8%
NIKE, Inc., Class B	218	18,460

Home Improvement Retail – 3.0%
Home Depot, Inc. (The)	96	19,803

Internet & Direct Marketing Retail – 8.2%
Amazon.com, Inc. (A)	25	49,488
Booking Holdings, Inc. (A)	2	4,470

		53,958

Total Consumer Discretionary – 18.1%		119,080
Consumer Staples

Distillers & Vintners – 0.9%
Constellation Brands, Inc.	27	5,854

Personal Products – 1.3%
Estee Lauder Co., Inc. (The), Class A	60	8,782

Soft Drinks – 1.9%
Monster Beverage Corp. (A)	219	12,760

Tobacco – 0.3%
Philip Morris International, Inc.	23	1,874

Total Consumer Staples – 4.4%		29,270
Energy

Oil & Gas Equipment & Services – 1.4%
Halliburton Co.	223	9,056

Total Energy – 1.4%		9,056
Financials

Financial Exchanges & Data – 4.8%
CME Group, Inc.	135	23,030
S&P Global, Inc.	42	8,294

		31,324

Investment Banking & Brokerage – 0.4%
Goldman Sachs Group, Inc. (The)	13	2,971

Total Financials – 5.2%		34,295

COMMON STOCKS (Continued)	Shares	Value
Health Care

Biotechnology – 1.6%
Alexion Pharmaceuticals, Inc. (A)	26	$3,629
BioMarin Pharmaceutical, Inc. (A)	75	7,224

		10,853

Health Care Equipment – 5.2%
Danaher Corp.	187	20,303
Intuitive Surgical, Inc. (A)	24	13,747

		34,050

Managed Health Care – 2.8%
UnitedHealth Group, Inc.	69	18,277

Pharmaceuticals – 1.9%
Elanco Animal Health, Inc. (A)	19	669
Pfizer, Inc.	267	11,760

		12,429

Total Health Care – 11.5%		75,609
Industrials

Aerospace & Defense – 1.4%
Raytheon Co.	46	9,434

Construction Machinery & Heavy Trucks – 2.1%
Caterpillar, Inc.	93	14,105

Industrial Machinery – 2.2%
Stanley Black & Decker, Inc.	99	14,461

Railroads – 0.6%
Union Pacific Corp.	22	3,663

Research & Consulting Services – 4.0%
Verisk Analytics, Inc., Class A (A)	221	26,686

Trucking – 2.6%
J.B. Hunt Transport Services, Inc.	141	16,819

Total Industrials – 12.9%		85,168
Information Technology

Application Software – 8.6%
Adobe Systems, Inc. (A)	95	25,666
salesforce.com, Inc. (A)	193	30,713

		56,379

Data Processing & Outsourced Services – 11.4%
FleetCor Technologies, Inc. (A)	59	13,419
MasterCard, Inc., Class A	95	21,151
PayPal, Inc. (A)	189	16,593
Visa, Inc., Class A	159	23,909

		75,072

COMMON STOCKS (Continued)	Shares	Value
Home Entertainment Software – 2.2%
Electronic Arts, Inc. (A)	118	$14,242

Internet Software & Services – 5.8%
Alphabet, Inc., Class A (A)	24	28,579
Facebook, Inc., Class A (A)	60	9,851

		38,430

Systems Software – 11.0%
Microsoft Corp.	571	65,294
Red Hat, Inc. (A)	55	7,427

		72,721

Technology Hardware, Storage & Peripherals – 5.8%
Apple, Inc.	168	37,864

Total Information Technology – 44.8%		294,708
Real Estate

Specialized REITs – 1.2%
American Tower Corp., Class A	53	7,715

Total Real Estate – 1.2%		7,715

TOTAL COMMON STOCKS – 99.5%		$654,901
(Cost: $352,580)

SHORT-TERM SECURITIES	Principal
Master Note – 0.6%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
2.470%, 10-5-18 (B)	$4,052	4,052

TOTAL SHORT-TERM SECURITIES – 0.6%		$4,052
(Cost: $4,052)

TOTAL INVESTMENT SECURITIES – 100.1%		$658,953
(Cost: $356,632)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.1)%		(678)

NET ASSETS – 100.0%		$658,275

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)

Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

118	SEMIANNUAL REPORT	2018

SCHEDULE OF INVESTMENTS	IVY TAX-MANAGED EQUITY FUND (in thousands)

SEPTEMBER 30, 2018 (UNAUDITED)

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of September 30, 2018. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$654,901	$—	$—
Short-Term Securities	—	4,052	—
Total	$654,901	$4,052	$—

During the period ended September 30, 2018, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

LIBOR = London Inberbank Offered Rate

REIT = Real Estate Investment Trust

See Accompanying Notes to Financial Statements.

2018	SEMIANNUAL REPORT	119

PORTFOLIO HIGHLIGHTS	IVY VALUE FUND

ALL DATA IS AS OF SEPTEMBER 30, 2018 (UNAUDITED)

Asset Allocation

Stocks	97.2%
Financials	31.3%
Consumer Discretionary	13.1%
Health Care	11.3%
Information Technology	10.1%
Energy	8.8%
Consumer Staples	7.8%
Industrials	6.7%
Materials	3.4%
Utilities	2.5%
Real Estate	2.2%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	2.8%

Top 10 Equity Holdings

Company	Sector	Industry
Citigroup, Inc.	Financials	Other Diversified Financial Services
JPMorgan Chase & Co.	Financials	Other Diversified Financial Services
Wal-Mart Stores, Inc.	Consumer Staples	Hypermarkets & Super Centers
CVS Caremark Corp.	Consumer Staples	Drug Retail
Energy Transfer Partners L.P.	Energy	Oil & Gas Storage & Transportation
Dow Chemical Co. (The)	Materials	Diversified Chemicals
Capital One Financial Corp.	Financials	Consumer Finance
Pfizer, Inc.	Health Care	Pharmaceuticals
Broadcom Corp., Class A	Information Technology	Semiconductors
Target Corp.	Consumer Discretionary	General Merchandise Stores

See your advisor or www.ivyinvestments.com for more information on the Fund’s most recently published Top 10 Equity Holdings.

+

Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

120	SEMIANNUAL REPORT	2018

SCHEDULE OF INVESTMENTS	IVY VALUE FUND (in thousands)

SEPTEMBER 30, 2018 (UNAUDITED)

COMMON STOCKS	Shares	Value
Consumer Discretionary

Auto Parts & Equipment – 2.4%
Magna International, Inc.	560	$29,396

Cable & Satellite – 2.7%
Comcast Corp., Class A	938	33,200

General Merchandise Stores – 5.3%
Dollar Tree, Inc. (A)	345	28,135
Target Corp.	414	36,475

		64,610

Home Improvement Retail – 2.7%
Lowe’s Co., Inc.	284	32,597

Total Consumer Discretionary – 13.1%		159,803
Consumer Staples

Drug Retail – 3.8%
CVS Caremark Corp.	594	46,744

Hypermarkets & Super Centers – 4.0%
Wal-Mart Stores, Inc.	514	48,270

Total Consumer Staples – 7.8%		95,014
Energy

Oil & Gas Refining & Marketing – 4.4%
EnLink Midstream Partners L.P.	998	18,599
Marathon Petroleum Corp.	442	35,354

		53,953

Oil & Gas Storage & Transportation – 4.4%
Energy Transfer Equity L.P.	680	11,844
Energy Transfer Partners L.P.	1,905	42,394

		54,238

Total Energy – 8.8%		108,191
Financials

Asset Management & Custody Banks – 5.3%
Blackstone Group L.P. (The)	851	32,406
State Street Corp.	383	32,063

		64,469

Consumer Finance – 5.7%
Capital One Financial Corp.	408	38,760
Synchrony Financial	1,007	31,307

		70,067

Life & Health Insurance – 2.8%
MetLife, Inc.	733	34,227

Mortgage REITs – 2.9%
American Capital Agency Corp.	1,933	36,004

Other Diversified Financial Services – 9.3%
Citigroup, Inc.	828	59,408
JPMorgan Chase & Co.	485	54,761

		114,169

COMMON STOCKS (Continued)	Shares	Value
Property & Casualty Insurance – 2.8%
Allstate Corp. (The)	345	$34,022

Regional Banks – 2.5%
KeyCorp	1,538	30,589

Total Financials – 31.3%		383,547
Health Care

Biotechnology – 2.7%
Amgen, Inc.	158	32,752

Health Care Facilities – 2.7%
HCA Holdings, Inc.	240	33,361

Managed Health Care – 2.8%
Humana, Inc.	101	34,021

Pharmaceuticals – 3.1%
Pfizer, Inc.	869	38,306

Total Health Care – 11.3%		138,440
Industrials

Aerospace & Defense – 1.3%
Spirit AeroSystems Holdings, Inc.	172	15,804

Airlines – 2.6%
Southwest Airlines Co.	515	32,174

Electrical Components & Equipment – 2.8%
Eaton Corp.	391	33,894

Total Industrials – 6.7%		81,872
Information Technology

Semiconductor Equipment – 2.2%
Lam Research Corp.	176	26,760

Semiconductors – 5.6%
Broadcom Corp., Class A	149	36,788
Micron Technology, Inc. (A)	419	18,951
QUALCOMM, Inc.	182	13,088

		68,827

Systems Software – 2.3%
Microsoft Corp.	247	28,249

Total Information Technology – 10.1%		123,836
Materials

Diversified Chemicals – 3.4%
Dow Chemical Co. (The)	654	42,078

Total Materials – 3.4%		42,078
Real Estate

Health Care REITs – 2.2%
Welltower, Inc.	421	27,098

Total Real Estate – 2.2%		27,098

COMMON STOCKS (Continued)	Shares	Value
Utilities

Electric Utilities – 2.5%
Great Plains Energy, Inc.	554	$30,403

Total Utilities – 2.5%		30,403

TOTAL COMMON STOCKS – 97.2%		$1,190,282
(Cost: $900,554)

SHORT-TERM SECURITIES	Principal
Commercial Paper (B) – 1.8%
Diageo Capital plc (GTD by Diageo plc),
2.870%, 10-11-18	$5,000	4,996
Mondelez International, Inc.,
2.280%, 10-1-18	3,363	3,362
NBCUniversal Enterprise, Inc.,
2.880%, 10-11-18	4,000	3,997
Northern Illinois Gas Co.,
2.401%, 10-3-18	5,000	4,998
Virginia Electric and Power Co.,
2.730%, 10-18-18	2,500	2,497
Walgreens Boots Alliance, Inc.,
2.720%, 10-18-18	2,000	1,997

		21,847

Master Note – 0.3%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
2.470%, 10-5-18 (C)	3,463	3,463

United States Government Agency Obligations – 0.8%
Overseas Private Investment Corp. (GTD by U.S. Government) (3-Month U.S. TB Rate):
2.220%, 10-7-18 (C)	9,500	9,500

TOTAL SHORT-TERM SECURITIES – 2.9%		$34,810
(Cost: $34,814)

TOTAL INVESTMENT SECURITIES – 100.1%		$1,225,092
(Cost: $935,368)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.1)%		(1,437)

NET ASSETS – 100.0%		$1,223,655

2018	SEMIANNUAL REPORT	121

SCHEDULE OF INVESTMENTS	IVY VALUE FUND (in thousands)

SEPTEMBER 30, 2018 (UNAUDITED)

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at September 30, 2018.

(C)

Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

The following written options were outstanding at September 30, 2018 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Notional Amount	Expiration Month	Exercise Price	Premium Received	Value
CVS Health Corp.	N/A	Call	470	47	October 2018	$82.50	$43	$(24)

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of September 30, 2018. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$1,190,282	$—	$—
Short-Term Securities	—	34,810	—
Total	$1,190,282	$34,810	$—

Liabilities
Written Options	$—	$24	$—

During the period ended September 30, 2018, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

GTD = Guaranteed

LIBOR = London Inberbank Offered Rate

REIT = Real Estate Investment Trust

TB = Treasury Bill

See Accompanying Notes to Financial Statements.

122	SEMIANNUAL REPORT	2018

STATEMENTS OF ASSETS AND LIABILITIES	IVY FUNDS

AS OF SEPTEMBER 30, 2018 (UNAUDITED)

(In thousands, except per share amounts)	Ivy Core Equity Fund	Ivy Emerging Markets Equity Fund(1)	Ivy European Opportunities Fund	Ivy Global Bond Fund	Ivy Global Equity Income Fund	Ivy Global Growth Fund	Ivy Global Income Allocation Fund
ASSETS
Investments in unaffiliated securities at value+^	$4,804,761	$2,163,362	$158,866	$498,881	$997,949	$1,053,707	$546,983
Investments at Value	4,804,761	2,163,362	158,866	498,881	997,949	1,053,707	546,983
Cash	1	344	46	1	2	—	202
Cash denominated in foreign currencies at value+	—	83	35	—	8,808	—	5,682
Restricted cash	—	48	—	—	—	—	—
Investment securities sold receivable	23,361	5,983	—	3,094	—	6,580	—
Dividends and interest receivable	2,615	1,824	467	6,063	2,804	1,881	5,912
Capital shares sold receivable	1,531	4,874	86	175	347	2,119	62
Receivable from affiliates	67	734	—	517	68	43	3
Unrealized appreciation on forward foreign currency contracts	870	—	—	—	—	—	246
Receivable from securities lending income – net	48	23	6	7	32	8	15
Prepaid and other assets	214	188	60	78	91	107	77
Total Assets	4,833,468	2,177,463	159,566	508,816	1,010,101	1,064,445	559,182

LIABILITIES
Cash collateral on securities loaned at value	84,167	11,838	6,159	2,847	30,830	—	7,193
Investment securities purchased payable	56	3,196	—	3,185	—	10,520	—
Capital shares redeemed payable	9,117	6,267	455	888	2,324	1,437	1,066
Independent Trustees and Chief Compliance Officer fees payable	1,470	91	66	128	122	310	51
Overdraft due to custodian	—	—	—	—	—	1,783	—
Distribution and service fees payable	75	16	2	6	12	12	6
Shareholder servicing payable	629	403	45	116	212	204	125
Investment management fee payable	239	154	11	26	56	73	32
Accounting services fee payable	23	23	7	12	23	21	14
Other liabilities	40	2,176	21	71	37	127	28
Total Liabilities	95,816	24,164	6,766	7,279	33,616	14,487	8,515
Total Net Assets	$4,737,652	$2,153,299	$152,800	$501,537	$976,485	$1,049,958	$550,667

NET ASSETS
Capital paid in (shares authorized – unlimited)	$3,032,019	$2,113,017	$119,170	$579,624	$753,960	$703,139	$559,621
Undistributed net investment income	14,778	18,600	2,955	2,033	2,592	1,806	147
Accumulated net realized gain (loss)	411,974	(190,005)	970	(53,502)	97,978	62,919	(35,446)
Net unrealized appreciation (depreciation)	1,278,881	211,687	29,705	(26,618)	121,955	282,094	26,345
Total Net Assets	$4,737,652	$2,153,299	$152,800	$501,537	$976,485	$1,049,958	$550,667

CAPITAL SHARES OUTSTANDING:
Class A	200,248	19,756	2,207	24,088	32,353	10,458	11,838
Class B	737	201	14	166	456	31	136
Class C	4,573	4,877	98	1,048	1,975	239	1,632
Class E	897	15	3	N/A	415	3	214
Class I	68,830	72,240	1,959	26,028	33,175	9,237	21,137
Class N	3,131	14,179	351	1,004	1,035	396	695
Class R	86	868	18	77	55	34	19
Class T	N/A	14	N/A	N/A	N/A	N/A	N/A
Class Y	3,873	2,742	23	136	620	135	64

NET ASSET VALUE PER SHARE:
Class A	$16.32	$18.36	$32.56	$9.55	$13.93	$50.71	$15.34
Class B	$13.41	$14.96	$29.71	$9.54	$13.92	$42.64	$15.03
Class C	$13.96	$15.71	$30.59	$9.54	$13.92	$43.13	$15.13
Class E	$16.24	$18.67	$32.85	N/A	$13.93	$51.14	$15.34
Class I	$18.22	$19.00	$32.92	$9.54	$13.94	$51.82	$15.47
Class N	$18.27	$19.11	$33.08	$9.55	$13.95	$52.14	$15.48
Class R	$16.17	$18.17	$32.48	$9.53	$13.94	$50.24	$15.33
Class T	N/A	$18.41	N/A	N/A	N/A	N/A	N/A
Class Y	$17.71	$18.73	$32.83	$9.55	$13.93	$50.96	$15.41

+COST
Investments in unaffiliated securities at cost	$3,526,750	$1,949,583	$129,161	$525,481	$875,979	$771,487	$520,889
Cash denominated in foreign currencies at cost	—	84	35	—	8,808	—	5,682
^Securities loaned at value	82,008	36,431	5,865	2,786	35,758	13,613	8,043

(1)	Consolidated Statement of Assets and Liabilities (See Note 5 in Notes to Financial Statements).

See Accompanying Notes to Financial Statements.

2018	SEMIANNUAL REPORT	123

STATEMENTS OF ASSETS AND LIABILITIES	IVY FUNDS

AS OF SEPTEMBER 30, 2018 (UNAUDITED)

(In thousands, except per share amounts)	Ivy Government Money Market Fund	Ivy High Income Fund	Ivy International Core Equity Fund	Ivy Large Cap Growth Fund		Ivy Limited- Term Bond Fund	Ivy Managed International Opportunities Fund	Ivy Micro Cap Growth Fund
ASSETS
Investments in unaffiliated securities at value+^	$153,327	$5,522,570	$6,824,707	$3,994,216		$1,295,117	$269	$223,348
Investments in affiliated securities at value+	—	121,482	—	—		—	198,317	—
Investments at Value	153,327	5,644,052	6,824,707	3,994,216		1,295,117	198,586	223,348
Cash	959	24,313	—	1		1	1	2
Cash denominated in foreign currencies at value+	—	—	88,384	—		—	—	—
Restricted cash	—	160	67	—		—	—	—
Investment securities sold receivable	—	17,249	35,715	—		24	95	1,181
Dividends and interest receivable	327	87,390	28,879	1,055		8,855	1	24
Capital shares sold receivable	2,020	9,396	12,313	3,020		1,709	240	393
Receivable from affiliates	2	22	1,008	380		2	17	—
Unrealized appreciation on forward foreign currency contracts	—	79	—	—		—	—	—
Receivable from securities lending income – net	—	42	156	—	*	— *	—	16
Prepaid and other assets	65	309	281	191		104	67	54
Total Assets	156,700	5,783,012	6,991,510	3,998,863		1,305,812	199,007	225,018

LIABILITIES
Cash collateral on securities loaned at value	—	22,763	6,869	—		5	—	14,352
Investment securities purchased payable	—	131,212	27,824	—		—	—	2,138
Capital shares redeemed payable	2,624	22,074	7,229	7,999		1,998	248	715
Distributions payable	20	3,061	—	—		245	—	—
Independent Trustees and Chief Compliance Officer fees payable	26	572	191	610		97	16	7
Overdraft due to custodian	—	—	8,162	—		—	—	—
Distribution and service fees payable	1	121	44	50		12	2	3
Shareholder servicing payable	47	969	954	609		209	23	47
Investment management fee payable	5	242	429	205		49	1	16
Accounting services fee payable	6	23	23	23		23	4	6
Swap agreements, at value	—	—	65	—		—	—	—
Other liabilities	25	202	251	45		29	9	14
Total Liabilities	2,754	181,239	52,041	9,541		2,667	303	17,298
Total Net Assets	$153,946	$5,601,773	$6,939,469	$3,989,322		$1,303,145	$198,704	$207,720

NET ASSETS
Capital paid in (shares authorized – unlimited)	$153,945	$6,746,227	$6,157,451	$1,822,530		$1,346,588	$168,179	$111,088
Undistributed (distributions in excess of) net investment income	—	—	119,236	235		(350)	166	(1,435)
Accumulated net realized gain (loss)	1	(1,046,486)	363,669	436,101		(28,936)	3,615	10,030
Net unrealized appreciation (depreciation)	—	(97,968)	299,113	1,730,456		(14,157)	26,744	88,037
Total Net Assets	$153,946	$5,601,773	$6,939,469	$3,989,322		$1,303,145	$198,704	$207,720

CAPITAL SHARES OUTSTANDING:
Class A	124,269	282,693	30,486	74,152		36,034	6,646	3,094
Class B	1,697	6,995	320	509		406	43	43
Class C	13,502	103,487	12,158	3,864		4,101	249	255
Class E	6,174	1,244	411	749		407	46	N/A
Class I	N/A	293,824	202,348	64,388		65,815	10,001	2,527
Class N	8,303	11,982	79,252	4,179		15,242	27	153
Class R	N/A	8,710	5,968	884		50	65	20
Class T	N/A	37	12	N/A		N/A	N/A	N/A
Class Y	N/A	41,406	21,590	1,521		934	52	42

NET ASSET VALUE PER SHARE:
Class A	$1.00	$7.47	$19.61	$26.06		$10.60	$11.56	$33.49
Class B	$1.00	$7.47	$17.32	$20.00		$10.60	$11.25	$30.99
Class C	$1.00	$7.47	$17.39	$21.63		$10.60	$11.29	$31.58
Class E	$1.00	$7.47	$19.74	$26.02		$10.60	$11.58	N/A
Class I	N/A	$7.47	$19.77	$27.42		$10.60	$11.64	$34.53
Class N	$1.00	$7.47	$19.84	$27.56		$10.60	$11.65	$34.83
Class R	N/A	$7.47	$19.57	$25.03		$10.60	$11.52	$33.20
Class T	N/A	$7.47	$19.66	N/A		N/A	N/A	N/A
Class Y	N/A	$7.47	$19.75	$26.74		$10.60	$11.57	$34.70

+COST
Investments in unaffiliated securities at cost	$153,327	$5,621,187	$6,517,072	$2,263,760		$1,309,274	$269	$135,311
Investments in affiliated securities at cost	—	120,910	—	—		—	171,572	—
Cash denominated in foreign currencies at cost	—	—	96,486	—		—	—	—
^Securities loaned at value	—	36,865	6,541	—		5	—	14,553

*Not shown due to rounding.

See Accompanying Notes to Financial Statements.

124	SEMIANNUAL REPORT	2018

STATEMENTS OF ASSETS AND LIABILITIES	IVY FUNDS

AS OF SEPTEMBER 30, 2018 (UNAUDITED)

(In thousands, except per share amounts)	Ivy Mid Cap Growth Fund	Ivy Mid Cap Income Opportunities Fund	Ivy Municipal Bond Fund		Ivy Municipal High Income Fund	Ivy Pzena International Value Fund(1)	Ivy Securian Core Bond Fund(2)	Ivy Small Cap Core Fund
ASSETS
Investments in unaffiliated securities at value+^	$4,815,148	$417,586	$827,451		$1,256,026	$303,268	$907,027	$787,459
Investments in affiliated securities at value+	—	—	—		49	—	—	—
Investments at Value	4,815,148	417,586	827,451		1,256,075	303,268	907,027	787,459
Cash	1	1	—	*	1	1	1	22
Cash denominated in foreign currencies at value+	—	—	—		—	39	—	—
Restricted cash	—	—	364		—	—	—	—
Investment securities sold receivable	10,228	—	—		—	215	895	4,796
Dividends and interest receivable	731	601	10,914		21,655	1,175	5,760	324
Capital shares sold receivable	7,989	1,584	573		748	191	1,590	2,054
Receivable from affiliates	886	87	222		135	—	631	169
Receivable from securities lending income – net	162	15	—		—	4	1	1
Variation margin receivable	—	—	23		—	—	100	—
Prepaid and other assets	206	89	98		91	62	106	100
Total Assets	4,835,351	419,963	839,645		1,278,705	304,955	916,111	794,925

LIABILITIES
Cash collateral on securities loaned at value	53,029	10,419	—		—	186	1,730	3,633
Investment securities purchased payable	—	—	9,122		2,008	432	5,934	7,284
Capital shares redeemed payable	7,167	563	2,389		3,489	393	1,027	3,978
Distributions payable	—	—	229		459	—	255	—
Independent Trustees and Chief Compliance Officer fees payable	505	6	220		193	102	81	38
Distribution and service fees payable	65	4	12		25	2	5	9
Shareholder servicing payable	823	66	91		145	66	156	153
Investment management fee payable	314	28	35		52	20	38	55
Accounting services fee payable	23	11	18		23	9	19	19
Variation margin payable	—	—	—		—	—	88	—
Written options at value+	126	—	—		—	—	—	—
Other liabilities	56	17	18		25	22	31	24
Total Liabilities	62,108	11,114	12,134		6,419	1,232	9,364	15,193
Total Net Assets	$4,773,243	$408,849	$827,511		$1,272,286	$303,723	$906,747	$779,732

NET ASSETS
Capital paid in (shares authorized – unlimited)	$2,746,603	$317,015	$789,354		$1,322,932	$271,068	$926,067	$568,976
Undistributed (distributions in excess of) net investment income	(22,643)	1,070	300		2,653	1,567	(474)	(1,177)
Accumulated net realized gain (loss)	363,680	5,408	(7,919)		(43,377)	31,670	(7,673)	92,735
Net unrealized appreciation (depreciation)	1,685,603	85,356	45,776		(9,922)	(582)	(11,173)	119,198
Total Net Assets	$4,773,243	$408,849	$827,511		$1,272,286	$303,723	$906,747	$779,732

CAPITAL SHARES OUTSTANDING:
Class A	63,523	7,432	42,142		136,873	4,900	16,844	9,495
Class B	902	N/A	132		1,429	24	240	155
Class C	9,694	817	1,800		24,442	146	1,235	2,182
Class E	446	204	N/A		N/A	N/A	335	10
Class I	69,677	14,494	27,367		89,552	5,687	53,759	18,449
Class N	10,910	3,685	48		139	5,358	14,074	2,888
Class R	2,450	206	N/A		N/A	19	115	793
Class T	N/A	N/A	N/A		N/A	N/A	N/A	14
Class Y	9,618	594	50		1,606	110	453	1,094

NET ASSET VALUE PER SHARE:
Class A	$27.70	$14.89	$11.57		$5.01	$18.38	$10.42	$21.29
Class B	$21.98	N/A	$11.57		$5.01	$16.48	$10.42	$17.14
Class C	$23.52	$14.83	$11.57		$5.01	$17.23	$10.42	$18.34
Class E	$27.02	$14.90	N/A		N/A	N/A	$10.42	$22.17
Class I	$29.87	$14.91	$11.57		$5.01	$18.83	$10.42	$23.08
Class N	$30.11	$14.92	$11.57		$5.01	$18.89	$10.42	$23.29
Class R	$26.97	$14.87	N/A		N/A	$18.34	$10.42	$21.14
Class T	N/A	N/A	N/A		N/A	N/A	N/A	$21.36
Class Y	$28.94	$14.89	$11.57		$5.01	$18.65	$10.42	$22.36

+COST
Investments in unaffiliated securities at cost	$3,129,608	$332,230	$782,206		$1,265,997	$303,742	$916,671	$668,261
Cash denominated in foreign currencies at cost	—	—	—		—	39	—	—
Written options premiums received at cost	189	—	—		—	—	—	—
^Securities loaned at value	112,093	10,210	—		—	4,298	3,387	5,101

*	Not shown due to rounding.
(1)	Effective April 30, 2018, the Fund’s name changed from Ivy Cundill Global Value Fund to Ivy Pzena International Value Fund.
(2)	Effective April 30, 2018, the Fund’s name changed from Ivy Advantus Bond Fund to Ivy Securian Core Bond Fund.

See Accompanying Notes to Financial Statements.

2018	SEMIANNUAL REPORT	125

STATEMENTS OF ASSETS AND LIABILITIES	IVY FUNDS

AS OF SEPTEMBER 30, 2018 (UNAUDITED)

(In thousands, except per share amounts)	Ivy Small Cap Growth Fund	Ivy Tax- Managed Equity Fund		Ivy Value Fund
ASSETS
Investments in unaffiliated securities at value+^	$2,622,344	$658,953		$1,225,092
Investments at Value	2,622,344	658,953		1,225,092
Cash	1,576	1		—	*
Restricted cash	1,920	—		—
Investment securities sold receivable	9,547	—		2,528
Dividends and interest receivable	574	149		765
Capital shares sold receivable	5,242	272		767
Receivable from affiliates	222	—	*	—
Receivable from securities lending income – net	64	—		—
Prepaid and other assets	150	62		89
Total Assets	2,641,639	659,437		1,229,241

LIABILITIES
Cash collateral on securities loaned at value	22,957	—		—
Investment securities purchased payable	13,175	—		3,643
Capital shares redeemed payable	3,825	979		1,434
Independent Trustees and Chief Compliance Officer fees payable	381	37		154
Distribution and service fees payable	39	8		10
Shareholder servicing payable	452	70		202
Investment management fee payable	177	35		70
Accounting services fee payable	23	15		25
Swap agreements, at value	1,742	—		—
Written options at value+	128	—		24
Other liabilities	17	18		24
Total Liabilities	42,916	1,162		5,586
Total Net Assets	$2,598,723	$658,275		$1,223,655

NET ASSETS
Capital paid in (shares authorized – unlimited)	$1,522,949	$326,340		$891,399
Undistributed net investment income	(2,886)	(28)		6,003
Accumulated net realized gain	306,922	29,642		36,510
Net unrealized appreciation	771,738	302,321		289,743
Total Net Assets	$2,598,723	$658,275		$1,223,655

CAPITAL SHARES OUTSTANDING:
Class A	53,342	11,335		15,419
Class B	582	69		93
Class C	6,002	401		731
Class E	526	N/A		8
Class I	33,545	10,400		25,433
Class N	5,541	19		6,258
Class R	3,342	N/A		14
Class T	14	N/A		N/A
Class Y	6,493	27		25

NET ASSET VALUE PER SHARE:
Class A	$21.37	$29.44		$25.44
Class B	$15.47	$27.90		$23.49
Class C	$17.11	$27.76		$24.47
Class E	$21.17	N/A		$25.55
Class I	$27.98	$29.82		$25.55
Class N	$28.16	$29.88		$25.62
Class R	$20.92	N/A		$25.40
Class T	$21.39	N/A		N/A
Class Y	$26.38	$29.49		$25.49

+COST
Investments in unaffiliated securities at cost	$1,848,826	$356,632		$935,368
Written options premiums received at cost	81	—		43
^Securities loaned at value	38,093	—		—

*Not shown due to rounding.

See Accompanying Notes to Financial Statements.

126	SEMIANNUAL REPORT	2018

STATEMENTS OF OPERATIONS	IVY FUNDS

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2018 (UNAUDITED)

(In thousands)	Ivy Core Equity Fund	Ivy Emerging Markets Equity Fund(1)	Ivy European Opportunities Fund	Ivy Global Bond Fund	Ivy Global Equity Income Fund	Ivy Global Growth Fund	Ivy Global Income Allocation Fund
INVESTMENT INCOME
Dividends from unaffiliated securities	$35,141	$34,779	$4,331	$149	$21,687	$8,322	$9,897
Foreign dividend withholding tax	(716)	(3,957)	(435)	—	(1,336)	(555)	(593)
Interest and amortization from unaffiliated securities	1,315	367	30	10,963	114	194	8,160
Foreign interest withholding tax	—	— *	—	— *	—	—	—
Securities lending income — net	142	191	44	16	112	21	101
Total Investment Income	35,882	31,380	3,970	11,128	20,577	7,982	17,565

EXPENSES
Investment management fee	14,468	10,647	966	1,663	3,596	4,337	2,106
Distribution and service fees:
Class A	4,051	574	96	312	591	633	239
Class B	53	19	3	9	36	8	11
Class C	349	429	17	57	175	53	137
Class E	18	— *	— *	N/A	8	— *	4
Class R	4	44	2	2	2	5	1
Class T	N/A	— *	N/A	N/A	N/A	N/A	N/A
Class Y	74	74	1	3	11	10	2
Shareholder servicing:
Class A	1,960	578	125	339	528	546	211
Class B	23	8	1	5	11	5	4
Class C	68	70	3	13	28	12	12
Class E	23	— *	— *	N/A	16	— *	7
Class I	1,016	1,281	57	213	460	378	295
Class N	4	26	3	1	— *	1	1
Class R	2	23	1	1	1	2	— *
Class T	N/A	— *	N/A	N/A	N/A	N/A	N/A
Class Y	45	49	1	2	7	7	1
Registration fees	75	136	52	57	60	61	51
Custodian fees	48	243	10	15	43	39	28
Independent Trustees and Chief Compliance Officer fees	246	54	6	25	31	47	13
Accounting services fee	138	125	46	76	143	139	87
Professional fees	44	46	24	39	31	30	33
Other	189	135	57	33	119	104	69
Total Expenses	22,898	14,561	1,471	2,865	5,897	6,417	3,312
Less:
Expenses in excess of limit	(67)	(734)	—	(517)	(91)	(94)	(3)
Total Net Expenses	22,831	13,827	1,471	2,348	5,806	6,323	3,309
Net Investment Income	13,051	17,553	2,499	8,780	14,771	1,659	14,256

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments in unaffiliated securities	282,014	(79,855)	11,086	(5,478)	13,180	52,356	14,549
Swap agreements	—	—	285	—	—	—	—
Forward foreign currency contracts	8,303	—	558	—	647	—	2,209
Foreign currency exchange transactions	10	(428)	(61)	17	(212)	24	(24)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	162,819	(350,972)	(13,796)	(4,719)	(7,018)	28,911	(9,487)
Forward foreign currency contracts	748	—	(10)	—	(12)	—	203
Foreign currency exchange transactions	—	(78)	(1)	(23)	(39)	(99)	(31)
Net Realized and Unrealized Gain (Loss)	453,894	(431,333)	(1,939)	(10,203)	6,546	81,192	7,419
Net Increase (Decrease) in Net Assets Resulting from Operations	$466,945	$(413,780)	$560	$(1,423)	$21,317	$82,851	$21,675

*	Not shown due to rounding.
(1)	Consolidated Statement of Operations (See Note 5 in Notes to Financial Statements).

See Accompanying Notes to Financial Statements.

2018	SEMIANNUAL REPORT	127

STATEMENTS OF OPERATIONS	IVY FUNDS

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2018 (UNAUDITED)

(In thousands)	Ivy Government Money Market Fund		Ivy High Income Fund	Ivy International Core Equity Fund	Ivy Large Cap Growth Fund	Ivy Limited- Term Bond Fund	Ivy Managed International Opportunities Fund		Ivy Micro Cap Growth Fund
INVESTMENT INCOME
Dividends from unaffiliated securities	$—		$2,746	$141,106	$18,462	$139	$—		$186
Dividends from affiliated securities	—		603	—	—	—	582		—
Foreign dividend withholding tax	—		—	(13,516)	(100)	—	—		—
Interest and amortization from unaffiliated securities	1,575		207,036	1,584	483	17,732	4		116
Interest and amortization from affiliated securities	—		2,193	—	—	—	—		—
Foreign interest withholding tax	—		—	(14)	—	—	—		—
Securities lending income – net	—		139	1,547	— *	1	—		50
Total Investment Income	1,575		212,717	130,707	18,845	17,872	586		352

EXPENSES
Investment management fee	280		14,793	26,991	12,040	2,946	55		876
Distribution and service fees:
Class A	—		2,703	811	2,322	507	100		115
Class B	11		289	32	53	25	3		6
Class C	79		3,995	1,150	418	245	15		36
Class E	—		12	10	22	5	1		N/A
Class R	N/A		162	296	56	2	2		2
Class T	N/A		— *	— *	N/A	N/A	N/A		N/A
Class Y	N/A		399	575	49	13	1		2
Shareholder servicing:
Class A	190		1,582	699	1,325	317	35		110
Class B	2		48	9	18	6	1		3
Class C	5		396	123	60	35	2		8
Class E	7		21	19	25	6	—	*	N/A
Class I	N/A		1,760	3,288	1,369	583	15		69
Class N	1		4	90	6	6	—	*	1
Class R	N/A		82	149	28	1	—	*	1
Class T	N/A		— *	— *	N/A	N/A	N/A		N/A
Class Y	N/A		254	364	31	8	—	*	1
Registration fees	46		124	137	76	69	53		49
Custodian fees	6		8	427	25	6	3		4
Independent Trustees and Chief Compliance Officer fees	4		158	152	127	25	5		3
Accounting services fee	35		139	140	138	138	28		37
Professional fees	10		175	69	42	23	14		14
Other	37		304	285	223	63	18		48
Total Expenses	713		27,408	35,816	18,453	5,029	351		1,385
Less:
Expenses in excess of limit	(2)		(28)	(1,009)	(435)	(2)	(17)		—
Total Net Expenses	711		27,380	34,807	18,018	5,027	334		1,385
Net Investment Income (Loss)	864		185,337	95,900	827	12,845	252		(1,033)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments in unaffiliated securities	—	*	(139,836)	256,643	321,738	(8,838)	—		5,726
Investments in affiliated securities	—		12	—	—	—	7,743		—
Swap agreements	—		—	— *	—	—	—		—
Forward foreign currency contracts	—		1,050	—	—	—	—		—
Foreign currency exchange transactions	—		(64)	(1,494)	—	—	—		—
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	—		118,161	(463,526)	214,546	3,338	—		38,759
Investments in affiliated securities	—		496	—	—	—	(13,531)		—
Swap agreements	—		—	(65)	—	—	—		—
Forward foreign currency contracts	—		68	—	—	—	—		—
Foreign currency exchange transactions	—		(5)	(9,057)	—	—	—		—
Net Realized and Unrealized Gain (Loss)	—		(20,118)	(217,499)	536,284	(5,500)	(5,788)		44,485
Net Increase (Decrease) in Net Assets Resulting from Operations	$864		$165,219	$(121,599)	$537,111	$7,345	$(5,536)		$43,452

*Not shown due to rounding.

See Accompanying Notes to Financial Statements.

128	SEMIANNUAL REPORT	2018

STATEMENTS OF OPERATIONS	IVY FUNDS

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2018 (UNAUDITED)

(In thousands)	Ivy Mid Cap Growth Fund	Ivy Mid Cap Income Opportunities Fund		Ivy Municipal Bond Fund	Ivy Municipal High Income Fund	Ivy Pzena International Value Fund(1)	Ivy Securian Core Bond Fund(2)	Ivy Small Cap Core Fund
INVESTMENT INCOME
Dividends from unaffiliated securities	$14,587	$5,147		$18	$—	$2,884	$195	$2,881
Foreign dividend withholding tax	—	—		—	—	(169)	—	(18)
Interest and amortization from unaffiliated securities	797	79		18,103	35,919	50	18,345	283
Interest and amortization from affiliated securities	—	—		—	126	—	—	—
Securities lending income – net	298	147		—	—	27	2	9
Total Investment Income	15,682	5,373		18,121	36,045	2,792	18,542	3,155

EXPENSES
Investment management fee	17,943	1,548		2,193	3,342	1,050	2,440	3,043
Distribution and service fees:
Class A	2,101	132		636	884	118	235	250
Class B	98	N/A		9	41	2	14	14
Class C	1,091	57		115	663	14	71	190
Class E	14	4		N/A	N/A	N/A	5	—	*
Class R	144	7		N/A	N/A	1	4	35
Class T	N/A	N/A		N/A	N/A	N/A	N/A	—	*
Class Y	334	8		1	12	3	6	27
Shareholder servicing:
Class A	1,456	106		196	264	158	231	246
Class B	27	N/A		2	1	3	4	5
Class C	130	11		16	53	2	10	30
Class E	22	—	*	N/A	N/A	N/A	8	—	*
Class I	1,628	162		253	388	74	452	326
Class N	17	3		— *	— *	1	10	6
Class R	73	4		N/A	N/A	1	2	17
Class T	N/A	N/A		N/A	N/A	N/A	N/A	—	*
Class Y	206	5		— *	8	2	4	18
Registration fees	94	52		48	53	48	79	75
Custodian fees	25	9		8	9	8	6	9
Independent Trustees and Chief Compliance Officer fees	130	7		40	47	5	20	14
Accounting services fee	138	60		111	137	42	119	99
Professional fees	42	18		27	40	41	36	24
Other	310	22		30	70	25	45	37
Total Expenses	26,023	2,215		3,685	6,012	1,598	3,801	4,465
Less:
Expenses in excess of limit	(938)	(87)		(221)	(162)	(191)	(632)	(169)
Total Net Expenses	25,085	2,128		3,464	5,850	1,407	3,169	4,296
Net Investment Income (Loss)	(9,403)	3,245		14,657	30,195	1,385	15,373	(1,141)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments in unaffiliated securities	159,777	626		3,312	9,576	33,034	(3,028)	48,989
Investments in affiliated securities	—	—		—	2,548	—	—	—
Futures contracts	—	—		(588)	—	—	857	(28)
Written options	348	—		—	—	—	—	—
Foreign currency exchange transactions	(4)	—		—	—	(65)	—	—
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	486,138	27,364		(14,043)	(21,989)	(30,799)	(8,662)	55,344
Investments in affiliated securities	—	—		—	(1,050)	—	—	—
Futures contracts	—	—		1,242	—	—	(2,166)	—
Written options	63	—		—	—	—	—	—
Foreign currency exchange transactions	—	—		—	—	(36)	—	—
Net Realized and Unrealized Gain (Loss)	646,322	27,990		(10,077)	(10,915)	2,134	(12,999)	104,305
Net Increase in Net Assets Resulting from Operations	$636,919	$31,235		$4,580	$19,280	$3,519	$2,374	$103,164

*	Not shown due to rounding.
(1)	Effective April 30, 2018, the Fund’s name changed from Ivy Cundill Global Value Fund to Ivy Pzena International Value Fund.
(2)	Effective April 30, 2018, the Fund’s name changed from Ivy Advantus Bond Fund to Ivy Securian Core Bond Fund.

See Accompanying Notes to Financial Statements.

2018	SEMIANNUAL REPORT	129

STATEMENTS OF OPERATIONS	IVY FUNDS

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2018 (UNAUDITED)

(In thousands)	Ivy Small Cap Growth Fund	Ivy Tax- Managed Equity Fund		Ivy Value Fund
INVESTMENT INCOME
Dividends from unaffiliated securities	$4,368	$2,911		$14,028
Foreign dividend withholding tax	—	—		(53)
Interest and amortization from unaffiliated securities	1,473	58		355
Securities lending income – net	274	—		—
Total Investment Income	6,115	2,969		14,330

EXPENSES
Investment management fee	10,022	2,039		4,216
Distribution and service fees:
Class A	1,362	399		497
Class B	48	10		12
Class C	533	54		90
Class E	13	N/A		—	*
Class R	160	N/A		1
Class T	— *	N/A		N/A
Class Y	199	1		1
Shareholder servicing:
Class A	1,074	117		428
Class B	21	1		6
Class C	86	10		18
Class E	21	N/A		—	*
Class I	707	236		518
Class N	7	—	*	9
Class R	80	N/A		1
Class T	— *	N/A		N/A
Class Y	124	—	*	1
Registration fees	68	44		63
Custodian fees	10	6		10
Independent Trustees and Chief Compliance Officer fees	72	16		40
Accounting services fee	130	86		138
Professional fees	36	21		29
Other	171	65		68
Total Expenses	14,944	3,105		6,146
Less:
Expenses in excess of limit	(226)	—	*	—
Total Net Expenses	14,718	3,105		6,146
Net Investment Income (Loss)	(8,603)	(136)		8,184

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments in unaffiliated securities	215,921	11,423		44,059
Written options	—	—		778
Swap agreements	1,623	—		—
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	111,252	74,033		60,886
Written options	(47)	—		19
Swap agreements	4,348	—		—
Net Realized and Unrealized Gain	333,097	85,456		105,742
Net Increase in Net Assets Resulting from Operations	$324,494	$85,320		$113,926

*Not shown due to rounding.

See Accompanying Notes to Financial Statements.

130	SEMIANNUAL REPORT	2018

STATEMENTS OF CHANGES IN NET ASSETS	IVY FUNDS

	Ivy Core Equity Fund		Ivy Emerging Markets Equity Fund(1)		Ivy European Opportunities Fund
(In thousands)	Six months ended 9-30-18 (Unaudited)	Year ended 3-31-18	Six months ended 9-30-18 (Unaudited)	Year ended 3-31-18	Six months ended 9-30-18 (Unaudited)	Year ended 3-31-18
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$13,051	$10,345	$17,553	$5,708	$2,499	$2,929
Net realized gain (loss) on investments	290,327	226,758	(80,283)	1,835	11,868	11,824
Net change in unrealized appreciation (depreciation)	163,567	142,458	(351,050)	371,985	(13,807)	16,598
Net Increase (Decrease) in Net Assets Resulting from Operations	466,945	379,561	(413,780)	379,528	560	31,351

Distributions to Shareholders From:
Net investment income:
Class A	—	(4,143)	—	(17)	—	(779)
Class B	—	—	—	—	—	(2)
Class C	—	—	—	—	—	(40)
Class E	—	(25)	—	— *	—	(2)
Class I	—	(2,790)	—	(3,703)	—	(940)
Class N	—	(517)	—	(752)	—	(1,565)
Class R	—	—	—	—	—	(6)
Class T	N/A	N/A	—	— *	N/A	N/A
Class Y	—	(215)	—	(32)	—	(11)
Net realized gains:
Class A	—	(56,244)	—	—	—	—
Class B	—	(551)	—	—	—	—
Class C	—	(8,219)	—	—	—	—
Class E	—	(794)	—	—	—	—
Class I	—	(29,845)	—	—	—	—
Class N	—	(5,930)	—	—	—	—
Class R	—	(164)	—	—	—	—
Class T	N/A	N/A	—	—	N/A	N/A
Class Y	—	(3,144)	—	—	—	—
Total Distributions to Shareholders	—	(112,581)	—	(4,504)	—	(3,345)
Capital Share Transactions	(312,617)	3,348,066	(189,186)	1,532,717	(98,032)	42,932
Net Increase (Decrease) in Net Assets	154,328	3,615,046	(602,966)	1,907,741	(97,472)	70,938
Net Assets, Beginning of Period	4,583,324	968,278	2,756,265	848,524	250,272	179,334
Net Assets, End of Period	$4,737,652	$4,583,324	$2,153,299	$2,756,265	$152,800	$250,272
Undistributed net investment income	$14,778	$1,717	$18,600	$1,475	$2,955	$517

*	Not shown due to rounding.
(1)	Consolidated Statements of Changes in Net Assets (See Note 5 in Notes to Financial Statements).

See Accompanying Notes to Financial Statements.

2018	SEMIANNUAL REPORT	131

STATEMENTS OF CHANGES IN NET ASSETS	IVY FUNDS

	Ivy Global Bond Fund		Ivy Global Equity Income Fund		Ivy Global Growth Fund
(In thousands)	Six months ended 9-30-18 (Unaudited)	Year ended 3-31-18	Six months ended 9-30-18 (Unaudited)	Year ended 3-31-18	Six months ended 9-30-18 (Unaudited)	Year ended 3-31-18
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$8,780	$11,896	$14,771	$10,128	$1,659	$2,315
Net realized gain (loss) on investments	(5,461)	3,305	13,615	111,503	52,380	40,238
Net change in unrealized appreciation (depreciation)	(4,742)	(13,205)	(7,069)	(100,458)	28,812	5,651
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,423)	1,996	21,317	21,173	82,851	48,204

Distributions to Shareholders From:
Net investment income:
Class A	(2,809)	(3,416)	(6,391)	(1,590)	—	(153)
Class B	(15)	(33)	(60)	(33)	—	—
Class C	(88)	(230)	(294)	(218)	—	—
Class E	N/A	N/A	(87)	(2)	—	— *
Class I	(3,240)	(4,349)	(7,295)	(6,211)	—	(844)
Class N	(185)	(293)	(74)	(56)	—	(97)
Class R	(7)	(12)	(9)	(7)	—	—
Class Y	(20)	(63)	(122)	(108)	—	(18)
Net realized gains:
Class A	—	—	—	—	—	(8,306)
Class B	—	—	—	—	—	(119)
Class C	—	—	—	—	—	(1,912)
Class E	N/A	N/A	—	—	—	(10)
Class I	—	—	—	—	—	(17,316)
Class N	—	—	—	—	—	(1,492)
Class R	—	—	—	—	—	(133)
Class Y	—	—	—	—	—	(716)
Total Distributions to Shareholders	(6,364)	(8,396)	(14,332)	(8,225)	—	(31,116)
Capital Share Transactions	(55,001)	409,736	(115,011)	732,511	(28,717)	544,069
Net Increase (Decrease) in Net Assets	(62,788)	403,336	(108,026)	745,459	54,134	561,157
Net Assets, Beginning of Period	564,325	160,989	1,084,511	339,052	995,824	434,667
Net Assets, End of Period	$501,537	$564,325	$976,485	$1,084,511	$1,049,958	$995,824
Undistributed net investment income	$2,033	$2,548	$2,592	$2,365	$1,806	$123

*Not shown due to rounding.

See Accompanying Notes to Financial Statements.

132	SEMIANNUAL REPORT	2018

STATEMENTS OF CHANGES IN NET ASSETS	IVY FUNDS

	Ivy Global Income Allocation Fund		Ivy Government Money Market Fund		Ivy High Income Fund
(In thousands)	Six months ended 9-30-18 (Unaudited)	Year ended 3-31-18	Six months ended 9-30-18 (Unaudited)	Year ended 3-31-18	Six months ended 9-30-18 (Unaudited)	Year ended 3-31-18
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$14,256	$28,268	$864	$813	$185,337	$304,296
Net realized gain (loss) on investments	16,734	(17,403)	— *	2	(138,838)	(118,597)
Net change in unrealized appreciation (depreciation)	(9,315)	28,477	—	—	118,720	46,651
Net Increase in Net Assets Resulting from Operations	21,675	39,342	864	815	165,219	232,350

Distributions to Shareholders From:
Net investment income:
Class A	(4,601)	(7,432)	(736)	(742)	(71,418)	(90,014)
Class B	(45)	(95)	(2)	— *	(1,682)	(4,289)
Class C	(575)	(1,326)	(28)	(4)	(23,488)	(55,288)
Class E	(79)	(117)	(38)	(29)	(305)	(640)
Class I	(8,753)	(15,917)	N/A	N/A	(73,363)	(124,128)
Class N	(615)	(1,302)	(61)	(38)	(2,580)	(3,473)
Class R	(6)	(10)	N/A	N/A	(2,020)	(4,436)
Class T	N/A	N/A	N/A	N/A	(9)	(13)
Class Y	(32)	(94)	N/A	N/A	(10,514)	(24,840)
Net realized gains:
Class A	—	—	—	(2)	—	—
Class B	—	—	—	— *	—	—
Class C	—	—	—	(1)	—	—
Class E	—	—	—	— *	—	—
Class I	—	—	N/A	N/A	—	—
Class N	—	—	—	— *	—	—
Class R	—	—	N/A	N/A	—	—
Class T	N/A	N/A	N/A	N/A	—	—
Class Y	—	—	N/A	N/A	—	—
Total Distributions to Shareholders	(14,706)	(26,293)	(865)	(816)	(185,379)	(307,121)
Capital Share Transactions	(94,126)	(100,828)	(19,939)	(50,149)	(83,089)	1,233,617
Net Increase (Decrease) in Net Assets	(87,157)	(87,779)	(19,940)	(50,150)	(103,249)	1,158,846
Net Assets, Beginning of Period	637,824	725,603	173,886	224,036	5,705,022	4,546,176
Net Assets, End of Period	$550,667	$637,824	$153,946	$173,886	$5,601,773	$5,705,022
Undistributed net investment income	$147	$638	$—	$1	$—	$106

*Not shown due to rounding.

See Accompanying Notes to Financial Statements.

2018	SEMIANNUAL REPORT	133

STATEMENTS OF CHANGES IN NET ASSETS	IVY FUNDS

	Ivy International Core Equity Fund		Ivy Large Cap Growth Fund		Ivy Limited-Term Bond Fund
(In thousands)	Six months ended 9-30-18 (Unaudited)	Year ended 3-31-18	Six months ended 9-30-18 (Unaudited)	Year ended 3-31-18	Six months ended 9-30-18 (Unaudited)	Year ended 3-31-18
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$95,900	$96,695	$827	$942	$12,845	$26,091
Net realized gain (loss) on investments	255,149	275,571	321,738	164,446	(8,838)	(1,856)
Net change in unrealized appreciation (depreciation)	(472,648)	338,658	214,546	159,457	3,338	(15,906)
Net Increase (Decrease) in Net Assets Resulting from Operations	(121,599)	710,924	537,111	324,845	7,345	8,329

Distributions to Shareholders From:
Net investment income:
Class A	—	(6,784)	—	—	(3,895)	(8,375)
Class B	—	(36)	—	—	(26)	(62)
Class C	—	(1,431)	—	—	(290)	(696)
Class E	—	(75)	—	—	(41)	(80)
Class I	—	(52,898)	—	(1,732)	(7,567)	(15,601)
Class N	—	(19,584)	—	(478)	(1,272)	(1,797)
Class R	—	(859)	—	—	(5)	(11)
Class T	—	(3)	N/A	N/A	N/A	N/A
Class Y	—	(5,586)	—	—	(99)	(236)
Net realized gains:
Class A	—	—	—	(23,286)	—	—
Class B	—	—	—	(479)	—	—
Class C	—	—	—	(5,007)	—	—
Class E	—	—	—	(674)	—	—
Class I	—	—	—	(42,253)	—	—
Class N	—	—	—	(5,064)	—	—
Class R	—	—	—	(983)	—	—
Class T	—	—	N/A	N/A	N/A	N/A
Class Y	—	—	—	(1,489)	—	—
Total Distributions to Shareholders	—	(87,256)	—	(81,445)	(13,195)	(26,858)
Capital Share Transactions	(208,170)	1,722,980	(176,386)	1,760,442	5,538	(292,137)
Net Increase (Decrease) in Net Assets	(329,769)	2,346,648	360,725	2,003,842	(312)	(310,666)
Net Assets, Beginning of Period	7,269,238	4,922,590	3,628,597	1,624,755	1,303,457	1,614,123
Net Assets, End of Period	$6,939,469	$7,269,238	$3,989,322	$3,628,597	$1,303,145	$1,303,457
Undistributed (distributions in excess of) net investment income	$119,236	$24,830	$235	$(592)	$(350)	$— *

*Not shown due to rounding.

See Accompanying Notes to Financial Statements.

134	SEMIANNUAL REPORT	2018

STATEMENTS OF CHANGES IN NET ASSETS	IVY FUNDS

	Ivy Managed International Opportunities Fund		Ivy Micro Cap Growth Fund		Ivy Mid Cap Growth Fund
(In thousands)	Six months ended 9-30-18 (Unaudited)	Year ended 3-31-18	Six months ended 9-30-18 (Unaudited)	Year ended 3-31-18	Six months ended 9-30-18 (Unaudited)	Year ended 3-31-18
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$252	$2,877	$(1,033)	$(1,865)	$(9,403)	$(9,696)
Net realized gain on investments	7,743	9,953	5,726	6,506	160,121	302,710
Net change in unrealized appreciation (depreciation)	(13,531)	14,945	38,759	11,923	486,201	204,441
Net Increase (Decrease) in Net Assets Resulting from Operations	(5,536)	27,775	43,452	16,564	636,919	497,455

Distributions to Shareholders From:
Net investment income:
Class A	—	(967)	—	—	—	—
Class B	—	(6)	—	—	—	—
Class C	—	(34)	—	—	—	—
Class E	—	(7)	N/A	N/A	—	—
Class I	—	(1,844)	—	—	—	—
Class N	—	(4)	—	—	—	—
Class R	—	(10)	—	—	—	—
Class Y	—	(9)	—	—	—	—
Net realized gains:
Class A	—	(962)	—	—	—	(32,830)
Class B	—	(11)	—	—	—	(1,561)
Class C	—	(59)	—	—	—	(17,948)
Class E	—	(6)	N/A	N/A	—	(753)
Class I	—	(1,544)	—	—	—	(87,126)
Class N	—	(4)	—	—	—	(8,969)
Class R	—	(11)	—	—	—	(3,805)
Class Y	—	(8)	—	—	—	(18,752)
Total Distributions to Shareholders	—	(5,486)	—	—	—	(171,744)
Capital Share Transactions	(28,391)	21,585	9,175	(27,756)	(10,908)	1,601,186
Net Increase (Decrease) in Net Assets	(33,927)	43,874	52,627	(11,192)	626,011	1,926,897
Net Assets, Beginning of Period	232,631	188,757	155,093	166,285	4,147,232	2,220,335
Net Assets, End of Period	$198,704	$232,631	$207,720	$155,093	$4,773,243	$4,147,232
Undistributed (distributions in excess of) net investment income	$166	$(86)	$(1,435)	$(402)	$(22,643)	$(13,236)

See Accompanying Notes to Financial Statements.

2018	SEMIANNUAL REPORT	135

STATEMENTS OF CHANGES IN NET ASSETS	IVY FUNDS

	Ivy Mid Cap Income Opportunities Fund		Ivy Municipal Bond Fund		Ivy Municipal High Income Fund
(In thousands)	Six months ended 9-30-18 (Unaudited)	Year ended 3-31-18	Six months ended 9-30-18 (Unaudited)	Year ended 3-31-18	Six months ended 9-30-18 (Unaudited)	Year ended 3-31-18
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$3,245	$5,105	$14,657	$17,954	$30,195	$38,709
Net realized gain (loss) on investments	626	12,760	2,724	1,888	12,124	(32,938)
Net change in unrealized appreciation (depreciation)	27,364	15,428	(12,801)	(19,781)	(23,039)	28,181
Net Increase in Net Assets Resulting from Operations	31,235	33,293	4,580	61	19,280	33,952

Distributions to Shareholders From:
Net investment income:
Class A	(698)	(1,377)	(8,638)	(9,852)	(16,208)	(10,205)
Class B	N/A	N/A	(26)	(45)	(157)	(324)
Class C	(35)	(78)	(321)	(569)	(2,560)	(5,259)
Class E	(22)	(41)	N/A	N/A	N/A	N/A
Class I	(1,548)	(2,692)	(6,428)	(6,415)	(11,590)	(22,192)
Class N	(433)	(795)	(10)	(10)	(14)	(11)
Class R	(14)	(27)	N/A	N/A	N/A	N/A
Class Y	(48)	(89)	(10)	(18)	(216)	(552)
Net realized gains:
Class A	—	—	—	—	—	(156)
Class B	N/A	N/A	—	—	—	(8)
Class C	—	—	—	—	—	(126)
Class E	—	—	N/A	N/A	N/A	N/A
Class I	—	—	—	—	—	(419)
Class N	—	—	—	—	—	— *
Class R	—	—	N/A	N/A	N/A	N/A
Class Y	—	—	—	—	—	(12)
Total Distributions to Shareholders	(2,798)	(5,099)	(15,433)	(16,909)	(30,745)	(39,264)
Capital Share Transactions	39,955	(14,728)	(38,723)	702,053	(130,505)	359,671
Net Increase (Decrease) in Net Assets	68,392	13,466	(49,576)	685,205	(141,970)	354,359
Net Assets, Beginning of Period	340,457	326,991	877,087	191,882	1,414,256	1,059,897
Net Assets, End of Period	$408,849	$340,457	$827,511	$877,087	$1,272,286	$1,414,256
Undistributed net investment income	$1,070	$623	$300	$1,076	$2,653	$3,203

*Not shown due to rounding.

See Accompanying Notes to Financial Statements.

136	SEMIANNUAL REPORT	2018

STATEMENTS OF CHANGES IN NET ASSETS	IVY FUNDS

	Ivy Pzena International Value Fund(1)		Ivy Securian Core Bond Fund(2)		Ivy Small Cap Core Fund
(In thousands)	Six months ended 9-30-18 (Unaudited)	Year ended 3-31-18	Six months ended 9-30-18 (Unaudited)	Year ended 3-31-18	Six months ended 9-30-18 (Unaudited)	Year ended 3-31-18
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$1,385	$1,250	$15,373	$26,415	$(1,141)	$(918)
Net realized gain (loss) on investments	32,969	17,200	(2,171)	3,175	48,961	49,732
Net change in unrealized appreciation (depreciation)	(30,835)	(5,435)	(10,828)	(9,720)	55,344	(13,562)
Net Increase in Net Assets Resulting from Operations	3,519	13,015	2,374	19,870	103,164	35,252

Distributions to Shareholders From:
Net investment income:
Class A	—	(785)	(2,771)	(5,488)	—	—
Class B	—	—	(32)	(72)	—	—
Class C	—	(28)	(164)	(431)	—	—
Class E	N/A	—	(54)	(112)	—	—
Class I	—	(1,035)	(9,575)	(15,714)	—	—
Class N	—	(2)	(3,158)	(5,249)	—	—
Class R	—	(3)	(21)	(213)	—	—
Class T	N/A	N/A	N/A	N/A	—	—
Class Y	—	(22)	(72)	(132)	—	—
Net realized gains:
Class A	—	—	—	—	—	(4,280)
Class B	—	—	—	—	—	(75)
Class C	—	—	—	—	—	(833)
Class E	N/A	—	—	—	—	(4)
Class I	—	—	—	—	—	(7,147)
Class N	—	—	—	—	—	(859)
Class R	—	—	—	—	—	(224)
Class T	N/A	N/A	N/A	N/A	—	(6)
Class Y	—	—	—	—	—	(383)
Total Distributions to Shareholders	—	(1,875)	(15,847)	(27,411)	—	(13,811)
Capital Share Transactions	120,837	(44,485)	(30,138)	244,297	49,675	77,817
Net Increase (Decrease) in Net Assets	124,356	(33,345)	(43,611)	236,756	152,839	99,258
Net Assets, Beginning of Period	179,367	212,712	950,358	713,602	626,893	527,635
Net Assets, End of Period	$303,723	$179,367	$906,747	$950,358	$779,732	$626,893
Undistributed (distributions in excess of) net investment income	$1,567	$247	$(474)	$—	$(1,177)	$(36)

(1)	Effective April 30, 2018, the Fund’s name changed from Ivy Cundill Global Value Fund to Ivy Pzena International Value Fund.
(2)	Effective April 30, 2018, the Fund’s name changed from Ivy Advantus Bond Fund to Ivy Securian Core Bond Fund.

See Accompanying Notes to Financial Statements.

2018	SEMIANNUAL REPORT	137

STATEMENTS OF CHANGES IN NET ASSETS	IVY FUNDS

	Ivy Small Cap Growth Fund		Ivy Tax-Managed Equity Fund		Ivy Value Fund
(In thousands)	Six months ended 9-30-18 (Unaudited)	Year ended 3-31-18	Six months ended 9-30-18 (Unaudited)	Year ended 3-31-18	Six months ended 9-30-18 (Unaudited)	Year ended 3-31-18
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$(8,603)	$(9,589)	$(136)	$160	$8,184	$7,826
Net realized gain on investments	217,544	139,874	11,423	22,014	44,837	19,077
Net change in unrealized appreciation	115,553	76,614	74,033	46,434	60,905	24,218
Net Increase in Net Assets Resulting from Operations	324,494	206,899	85,320	68,608	113,926	51,121

Distributions to Shareholders From:
Net investment income:
Class A	—	—	—	—	(1,167)	(2,657)
Class B	—	—	—	—	—	(15)
Class C	—	—	—	—	—	(142)
Class E	—	—	N/A	N/A	(1)	(2)
Class I	—	—	—	—	(3,214)	(4,909)
Class N	—	—	—	—	(1,038)	(2,259)
Class R	—	—	N/A	N/A	— *	(3)
Class T	—	—	N/A	N/A	N/A	N/A
Class Y	—	—	—	—	(2)	(6)
Net realized gains:
Class A	—	(26,501)	—	(280)	—	(7,777)
Class B	—	(1,005)	—	(10)	—	(68)
Class C	—	(22,491)	—	(43)	—	(513)
Class E	—	(936)	N/A	N/A	—	(4)
Class I	—	(32,945)	—	(512)	—	(11,599)
Class N	—	(8,721)	—	(2)	—	(3,387)
Class R	—	(5,569)	N/A	N/A	—	(8)
Class T	—	(28)	N/A	N/A	N/A	N/A
Class Y	—	(11,220)	—	(4)	—	(12)
Total Distributions to Shareholders	—	(109,416)	—	(851)	(5,422)	(33,361)
Capital Share Transactions	104,478	1,079,498	(16,109)	403,606	(53,390)	828,672
Net Increase in Net Assets	428,972	1,176,981	69,211	471,363	55,114	846,432
Net Assets, Beginning of Period	2,169,751	992,770	589,064	117,701	1,168,541	322,109
Net Assets, End of Period	$2,598,723	$2,169,751	$658,275	$589,064	$1,223,655	$1,168,541
Undistributed net investment income	$(2,886)	$5,717	$(28)	$108	$6,003	$3,241

*Not shown due to rounding.

See Accompanying Notes to Financial Statements.

138	SEMIANNUAL REPORT	2018

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2018	SEMIANNUAL REPORT	139

FINANCIAL HIGHLIGHTS	IVY FUNDS

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

IVY CORE EQUITY FUND

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 9-30-2018 (unaudited)	$14.78	$0.04	$1.50	$1.54	$—	$—	$—
Year ended 3-31-2018	13.55	0.05	2.11	2.16	(0.03)	(0.90)	(0.93)
Year ended 3-31-2017	12.73	0.03	1.28	1.31	(0.05)	(0.44)	(0.49)
Year ended 3-31-2016	14.29	0.02	(0.60)	(0.58)	— *	(0.98)	(0.98)
Year ended 3-31-2015	14.04	0.02	1.33	1.35	—	(1.10)	(1.10)
Year ended 3-31-2014	12.15	0.05	2.67	2.72	(0.04)	(0.79)	(0.83)
Class B Shares(5)
Six-month period ended 9-30-2018 (unaudited)	12.21	(0.04)	1.24	1.20	—	—	—
Year ended 3-31-2018	11.42	(0.09)	1.77	1.68	—	(0.89)	(0.89)
Year ended 3-31-2017	10.85	(0.09)	1.10	1.01	—	(0.44)	(0.44)
Year ended 3-31-2016	12.36	(0.09)	(0.52)	(0.61)	—	(0.90)	(0.90)
Year ended 3-31-2015	12.32	(0.10)	1.16	1.06	—	(1.02)	(1.02)
Year ended 3-31-2014	10.78	(0.07)	2.36	2.29	—	(0.75)	(0.75)
Class C Shares
Six-month period ended 9-30-2018 (unaudited)	12.69	(0.02)	1.29	1.27	—	—	—
Year ended 3-31-2018	11.81	(0.06)	1.83	1.77	—	(0.89)	(0.89)
Year ended 3-31-2017	11.19	(0.07)	1.13	1.06	—	(0.44)	(0.44)
Year ended 3-31-2016	12.71	(0.07)	(0.54)	(0.61)	—	(0.91)	(0.91)
Year ended 3-31-2015	12.63	(0.08)	1.19	1.11	—	(1.03)	(1.03)
Year ended 3-31-2014	11.03	(0.05)	2.41	2.36	—	(0.76)	(0.76)
Class E Shares
Six-month period ended 9-30-2018 (unaudited)	14.71	0.03	1.50	1.53	—	—	—
Year ended 3-31-2018	13.50	0.04	2.10	2.14	(0.03)	(0.90)	(0.93)
Year ended 3-31-2017	12.67	0.03	1.28	1.31	(0.04)	(0.44)	(0.48)
Year ended 3-31-2016	14.23	0.00 *	(0.60)	(0.60)	—	(0.96)	(0.96)
Year ended 3-31-2015	14.00	(0.01)	1.32	1.31	—	(1.08)	(1.08)
Year ended 3-31-2014	12.12	0.02	2.67	2.69	(0.02)	(0.79)	(0.81)
Class I Shares
Six-month period ended 9-30-2018 (unaudited)	16.48	0.06	1.68	1.74	—	—	—
Year ended 3-31-2018	15.01	0.09	2.35	2.44	(0.07)	(0.90)	(0.97)
Year ended 3-31-2017	14.05	0.08	1.41	1.49	(0.09)	(0.44)	(0.53)
Year ended 3-31-2016	15.67	0.07	(0.66)	(0.59)	(0.02)	(1.01)	(1.03)
Year ended 3-31-2015	15.29	0.07	1.45	1.52	(0.03)	(1.11)	(1.14)
Year ended 3-31-2014	13.15	0.09	2.91	3.00	(0.07)	(0.79)	(0.86)
Class N Shares
Six-month period ended 9-30-2018 (unaudited)	16.51	0.07	1.69	1.76	—	—	—
Year ended 3-31-2018	15.03	0.10	2.36	2.46	(0.08)	(0.90)	(0.98)
Year ended 3-31-2017	14.07	0.08	1.43	1.51	(0.11)	(0.44)	(0.55)
Year ended 3-31-2016	15.69	0.09	(0.67)	(0.58)	(0.02)	(1.02)	(1.04)
Year ended 3-31-2015(6)	15.69	0.06	1.06	1.12	(0.01)	(1.11)	(1.12)
Class R Shares
Six-month period ended 9-30-2018 (unaudited)	14.67	0.01	1.49	1.50	—	—	—
Year ended 3-31-2018	13.47	(0.01)	2.11	2.10	—	(0.90)	(0.90)
Year ended 3-31-2017	12.67	(0.02)	1.27	1.25	(0.01)	(0.44)	(0.45)
Year ended 3-31-2016	14.23	(0.02)	(0.60)	(0.62)	—	(0.94)	(0.94)
Year ended 3-31-2015	14.01	(0.03)	1.31	1.28	—	(1.06)	(1.06)
Year ended 3-31-2014	12.13	0.01	2.67	2.68	(0.01)	(0.79)	(0.80)
Class Y Shares
Six-month period ended 9-30-2018 (unaudited)	16.02	0.06	1.63	1.69	—	—	—
Year ended 3-31-2018	14.61	0.09	2.28	2.37	(0.06)	(0.90)	(0.96)
Year ended 3-31-2017	13.69	0.07	1.38	1.45	(0.09)	(0.44)	(0.53)
Year ended 3-31-2016	15.29	0.07	(0.64)	(0.57)	(0.02)	(1.01)	(1.03)
Year ended 3-31-2015	14.94	0.07	1.42	1.49	(0.03)	(1.11)	(1.14)
Year ended 3-31-2014	12.87	0.09	2.84	2.93	(0.07)	(0.79)	(0.86)

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

140	SEMIANNUAL REPORT	2018

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Income (Loss) to Average Net Assets Excluding Expense Waiver(3)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 9-30-2018 (unaudited)	$16.32	10.42%	$3,269	1.02	%(4)	0.51	%(4)	—%		—%		37%
Year ended 3-31-2018	14.78	16.31	3,149	1.04		0.33		1.04		0.33		51
Year ended 3-31-2017	13.55	10.42	269	1.15		0.20		1.21		0.14		90
Year ended 3-31-2016	12.73	-4.22	546	1.15		0.15		1.18		0.12		62
Year ended 3-31-2015	14.29	9.86	611	1.15		0.13		1.17		0.11		65
Year ended 3-31-2014	14.04	22.76	499	1.15		0.35		1.20		0.30		61
Class B Shares(5)
Six-month period ended 9-30-2018 (unaudited)	13.41	9.91	9	2.08	(4)	-0.56	(4)	—		—		37
Year ended 3-31-2018	12.21	15.11	11	2.11		-0.71		—		—		51
Year ended 3-31-2017	11.42	9.39	8	2.13		-0.79		—		—		90
Year ended 3-31-2016	10.85	-5.18	9	2.09		-0.79		—		—		62
Year ended 3-31-2015	12.36	8.80	11	2.08		-0.79		—		—		65
Year ended 3-31-2014	12.32	21.62	11	2.12		-0.62		—		—		61
Class C Shares
Six-month period ended 9-30-2018 (unaudited)	13.96	10.01	64	1.84	(4)	-0.32	(4)	—		—		37
Year ended 3-31-2018	12.69	15.39	70	1.89		-0.50		—		—		51
Year ended 3-31-2017	11.81	9.60	116	1.92		-0.57		—		—		90
Year ended 3-31-2016	11.19	-5.00	129	1.91		-0.61		—		—		62
Year ended 3-31-2015	12.71	9.04	160	1.90		-0.62		—		—		65
Year ended 3-31-2014	12.63	21.79	144	1.94		-0.44		—		—		61
Class E Shares
Six-month period ended 9-30-2018 (unaudited)	16.24	10.40	14	1.12	(4)	0.40	(4)	1.21	(4)	0.31	(4)	37
Year ended 3-31-2018	14.71	16.22	14	1.13		0.25		1.31		0.07		51
Year ended 3-31-2017	13.50	10.49	12	1.16		0.19		1.42		-0.07		90
Year ended 3-31-2016	12.67	-4.39	10	1.29		0.02		1.43		-0.12		62
Year ended 3-31-2015	14.23	9.60	10	1.35		-0.06		1.43		-0.14		65
Year ended 3-31-2014	14.00	22.57	7	1.35		0.15		1.51		-0.01		61
Class I Shares
Six-month period ended 9-30-2018 (unaudited)	18.22	10.56	1,256	0.81	(4)	0.71	(4)	—		—		37
Year ended 3-31-2018	16.48	16.60	1,216	0.82		0.56		0.84		0.54		51
Year ended 3-31-2017	15.01	10.76	384	0.84		0.52		0.91		0.45		90
Year ended 3-31-2016	14.05	-3.93	172	0.84		0.46		0.90		0.40		62
Year ended 3-31-2015	15.67	10.14	234	0.84		0.45		0.90		0.39		65
Year ended 3-31-2014	15.29	23.18	153	0.84		0.63		0.91		0.56		61
Class N Shares
Six-month period ended 9-30-2018 (unaudited)	18.27	10.66	57	0.65	(4)	0.85	(4)	—		—		37
Year ended 3-31-2018	16.51	16.74	71	0.73		0.64		—		—		51
Year ended 3-31-2017	15.03	10.84	112	0.76		0.58		—		—		90
Year ended 3-31-2016	14.07	-3.84	149	0.75		0.63		—		—		62
Year ended 3-31-2015(6)	15.69	7.39	4	0.75	(4)	0.60	(4)	—		—		65	(7)
Class R Shares
Six-month period ended 9-30-2018 (unaudited)	16.17	10.22	1	1.40	(4)	0.10	(4)	—		—		37
Year ended 3-31-2018	14.67	15.91	2	1.46		-0.08		—		—		51
Year ended 3-31-2017	13.47	10.01	3	1.51		-0.15		—		—		90
Year ended 3-31-2016	12.67	-4.53	2	1.50		-0.18		—		—		62
Year ended 3-31-2015	14.23	9.40	2	1.50		-0.22		—		—		65
Year ended 3-31-2014	14.01	22.41	2	1.50		0.04		—		—		61
Class Y Shares
Six-month period ended 9-30-2018 (unaudited)	17.71	10.55	68	0.84	(4)	0.67	(4)	1.04	(4)	0.47	(4)	37
Year ended 3-31-2018	16.02	16.61	50	0.84		0.55		1.10		0.29		51
Year ended 3-31-2017	14.61	10.75	64	0.84		0.49		1.15		0.18		90
Year ended 3-31-2016	13.69	-3.91	113	0.84		0.46		1.15		0.15		62
Year ended 3-31-2015	15.29	10.18	105	0.84		0.45		1.15		0.14		65
Year ended 3-31-2014	14.94	23.14	68	0.84		0.64		1.16		0.32		61

(4)	Annualized.

(5)	These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Ivy Fund.

(6)	For the period from July 31, 2014 (commencement of operations of the class) through March 31, 2015.

(7)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2015.

See Accompanying Notes to Financial Statements.

2018	SEMIANNUAL REPORT	141

FINANCIAL HIGHLIGHTS	IVY FUNDS

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

IVY EMERGING MARKETS EQUITY FUND

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 9-30-2018 (unaudited)	$21.60	$0.11	$(3.35)	$(3.24)	$—	$—	$—
Year ended 3-31-2018	16.95	0.01	4.64	4.65	— *	—	— *
Year ended 3-31-2017	13.59	(0.02)	3.38	3.36	—	—	—
Year ended 3-31-2016	16.04	0.00 *	(2.33)	(2.33)	(0.12)	—	(0.12)
Year ended 3-31-2015	15.04	0.04	1.08	1.12	(0.12)	—	(0.12)
Year ended 3-31-2014	13.88	0.02	1.22	1.24	(0.08)	—	(0.08)
Class B Shares(5)
Six-month period ended 9-30-2018 (unaudited)	17.68	0.02	(2.74)	(2.72)	—	—	—
Year ended 3-31-2018	14.01	(0.14)	3.81	3.67	—	—	—
Year ended 3-31-2017	11.34	(0.14)	2.81	2.67	—	—	—
Year ended 3-31-2016	13.48	(0.12)	(1.95)	(2.07)	(0.07)	—	(0.07)
Year ended 3-31-2015	12.66	(0.10)	0.92	0.82	—	—	—
Year ended 3-31-2014	11.78	(0.12)	1.00	0.88	—	—	—
Class C Shares
Six-month period ended 9-30-2018 (unaudited)	18.54	0.04	(2.87)	(2.83)	—	—	—
Year ended 3-31-2018	14.65	(0.12)	4.01	3.89	—	—	—
Year ended 3-31-2017	11.84	(0.12)	2.93	2.81	—	—	—
Year ended 3-31-2016	14.05	(0.11)	(2.03)	(2.14)	(0.07)	—	(0.07)
Year ended 3-31-2015	13.20	(0.09)	0.95	0.86	(0.01)	—	(0.01)
Year ended 3-31-2014	12.23	(0.07)	1.06	0.99	(0.02)	—	(0.02)
Class E Shares(6)
Six-month period ended 9-30-2018 (unaudited)	21.94	0.13	(3.40)	(3.27)	—	—	—
Year ended 3-31-2018	17.20	0.07	4.70	4.77	(0.03)	—	(0.03)
Year ended 3-31-2017	13.76	0.01	3.43	3.44	—	—	—
Year ended 3-31-2016	16.23	0.03	(2.37)	(2.34)	(0.13)	—	(0.13)
Year ended 3-31-2015	15.23	0.05	1.10	1.15	(0.15)	—	(0.15)
Year ended 3-31-2014	14.04	0.06	1.25	1.31	(0.12)	—	(0.12)
Class I Shares
Six-month period ended 9-30-2018 (unaudited)	22.30	0.16	(3.46)	(3.30)	—	—	—
Year ended 3-31-2018	17.47	0.09	4.80	4.89	(0.06)	—	(0.06)
Year ended 3-31-2017	13.96	0.03	3.48	3.51	—	—	—
Year ended 3-31-2016	16.45	0.05	(2.40)	(2.35)	(0.14)	—	(0.14)
Year ended 3-31-2015	15.43	0.08	1.11	1.19	(0.17)	—	(0.17)
Year ended 3-31-2014	14.23	0.09	1.26	1.35	(0.15)	—	(0.15)
Class N Shares
Six-month period ended 9-30-2018 (unaudited)	22.42	0.16	(3.47)	(3.31)	—	—	—
Year ended 3-31-2018	17.56	0.12	4.80	4.92	(0.06)	—	(0.06)
Year ended 3-31-2017	14.01	0.06	3.49	3.55	—	—	—
Year ended 3-31-2016	16.50	0.06	(2.41)	(2.35)	(0.14)	—	(0.14)
Year ended 3-31-2015(7)	16.41	(0.03)	0.26	0.23	(0.14)	—	(0.14)
Class R Shares
Six-month period ended 9-30-2018 (unaudited)	21.40	0.08	(3.31)	(3.23)	—	—	—
Year ended 3-31-2018	16.83	(0.04)	4.61	4.57	—	—	—
Year ended 3-31-2017	13.53	(0.07)	3.37	3.30	—	—	—
Year ended 3-31-2016	16.01	(0.05)	(2.32)	(2.37)	(0.11)	—	(0.11)
Year ended 3-31-2015	15.02	(0.02)	1.09	1.07	(0.08)	—	(0.08)
Year ended 3-31-2014	13.87	(0.01)	1.23	1.22	(0.07)	—	(0.07)
Class T Shares
Six-month period ended 9-30-2018 (unaudited)	21.63	0.13	(3.35)	(3.22)	—	—	—
Year ended 3-31-2018(8)	17.95	0.01	3.68	3.69	(0.01)	—	(0.01)
Class Y Shares
Six-month period ended 9-30-2018 (unaudited)	22.02	0.12	(3.41)	(3.29)	—	—	—
Year ended 3-31-2018	17.27	0.02	4.74	4.76	(0.01)	—	(0.01)
Year ended 3-31-2017	13.84	(0.02)	3.45	3.43	—	—	—
Year ended 3-31-2016	16.33	0.05	(2.42)	(2.37)	(0.12)	—	(0.12)
Year ended 3-31-2015	15.33	0.03	1.10	1.13	(0.13)	—	(0.13)
Year ended 3-31-2014	14.13	0.05	1.26	1.31	(0.11)	—	(0.11)

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)	Annualized.

142	SEMIANNUAL REPORT	2018

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)		Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Income (Loss) to Average Net Assets Excluding Expense Waiver(3)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 9-30-2018 (unaudited)	$18.36	-15.00%	$363		1.42	%(4)	1.10	%(4)	—%		—%		33%
Year ended 3-31-2018	21.60	27.44	569		1.44		0.07		—		—		38
Year ended 3-31-2017	16.95	24.72	293		1.55		-0.14		1.68		-0.27		59
Year ended 3-31-2016	13.59	-14.49	360		1.50		0.02		1.67		-0.15		98
Year ended 3-31-2015	16.04	7.48	436		1.50		0.23		1.67		0.06		103
Year ended 3-31-2014	15.04	8.95	536		1.73		0.17		—		—		138
Class B Shares(5)
Six-month period ended 9-30-2018 (unaudited)	14.96	-15.38	3		2.36	(4)	0.19	(4)	—		—		33
Year ended 3-31-2018	17.68	26.27	5		2.40		-0.83		—		—		38
Year ended 3-31-2017	14.01	23.54	4		2.50		-1.10		2.78		-1.38		59
Year ended 3-31-2016	11.34	-15.38	4		2.50		-0.99		2.72		-1.21		98
Year ended 3-31-2015	13.48	6.48	7		2.50		-0.75		2.71		-0.96		103
Year ended 3-31-2014	12.66	7.47	9		3.00		-1.04		—		—		138
Class C Shares
Six-month period ended 9-30-2018 (unaudited)	15.71	-15.26	77		2.09	(4)	0.45	(4)	—		—		33
Year ended 3-31-2018	18.54	26.55	95		2.13		-0.66		—		—		38
Year ended 3-31-2017	14.65	23.73	37		2.36		-0.96		—		—		59
Year ended 3-31-2016	11.84	-15.20	32		2.35		-0.83		—		—		98
Year ended 3-31-2015	14.05	6.56	35		2.40		-0.66		—		—		103
Year ended 3-31-2014	13.20	8.06	44		2.47		-0.59		—		—		138
Class E Shares(6)
Six-month period ended 9-30-2018 (unaudited)	18.67	-14.90	—	*	1.18	(4)	1.35	(4)	—		—		33
Year ended 3-31-2018	21.94	27.75	—	*	1.21		0.35		—		—		38
Year ended 3-31-2017	17.20	25.00	—	*	1.35		0.05		—		—		59
Year ended 3-31-2016	13.76	-14.40	—	*	1.35		0.17		—		—		98
Year ended 3-31-2015	16.23	7.63	—	*	1.34		0.34		—		—		103
Year ended 3-31-2014	15.23	9.35	—	*	1.35		0.44		—		—		138
Class I Shares
Six-month period ended 9-30-2018 (unaudited)	19.00	-14.80	1,373		0.99	(4)	1.55	(4)	1.09	(4)	1.45	(4)	33
Year ended 3-31-2018	22.30	28.03	1,689		0.99		0.44		1.10		0.33		38
Year ended 3-31-2017	17.47	25.14	465		1.19		0.20		1.23		0.16		59
Year ended 3-31-2016	13.96	-14.30	116		1.22		0.35		—		—		98
Year ended 3-31-2015	16.45	7.78	117		1.23		0.49		—		—		103
Year ended 3-31-2014	15.43	9.52	139		1.22		0.62		—		—		138
Class N Shares
Six-month period ended 9-30-2018 (unaudited)	19.11	-14.76	271		0.94	(4)	1.60	(4)	—		—		33
Year ended 3-31-2018	22.42	28.07	310		0.95		0.58		—		—		38
Year ended 3-31-2017	17.56	25.34	18		1.07		0.37		—		—		59
Year ended 3-31-2016	14.01	-14.20	7		1.09		0.43		—		—		98
Year ended 3-31-2015(7)	16.50	1.47	6		1.08	(4)	-0.30	(4)	—		—		103	(9)
Class R Shares
Six-month period ended 9-30-2018 (unaudited)	18.17	-15.09	15		1.68	(4)	0.84	(4)	—		—		33
Year ended 3-31-2018	21.40	27.15	20		1.70		-0.19		—		—		38
Year ended 3-31-2017	16.83	24.39	11		1.82		-0.44		—		—		59
Year ended 3-31-2016	13.53	-14.82	5		1.85		-0.37		—		—		98
Year ended 3-31-2015	16.01	7.13	1		1.83		-0.16		—		—		103
Year ended 3-31-2014	15.02	8.75	1		1.83		-0.05		—		—		138
Class T Shares
Six-month period ended 9-30-2018 (unaudited)	18.41	-14.89	—	*	1.18	(4)	1.35	(4)	—		—		33
Year ended 3-31-2018(8)	21.63	20.54	—	*	1.28	(4)	0.09	(4)	—		—		38	(10)
Class Y Shares
Six-month period ended 9-30-2018 (unaudited)	18.73	-14.94	51		1.33	(4)	1.18	(4)	—		—		33
Year ended 3-31-2018	22.02	27.58	68		1.36		0.12		—		—		38
Year ended 3-31-2017	17.27	24.78	21		1.50		-0.14		—		—		59
Year ended 3-31-2016	13.84	-14.48	10		1.47		0.33		—		—		98
Year ended 3-31-2015	16.33	7.41	10		1.50		0.20		1.53		0.17		103
Year ended 3-31-2014	15.33	9.19	11		1.47		0.34		—		—		138

(5)	These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Ivy Fund.

(6)	Class share is closed to investment.

(7)	For the period from July 31, 2014 (commencement of operations of the class) through March 31, 2015.

(8)	For the period from July 5, 2017 (commencement of operations of the class) through March 31, 2018.

(9)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2015.

(10)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2018.

See Accompanying Notes to Financial Statements.

2018	SEMIANNUAL REPORT	143

FINANCIAL HIGHLIGHTS	IVY FUNDS

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

IVY EUROPEAN OPPORTUNITIES FUND

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 9-30-2018 (unaudited)	$32.66	$0.32	$(0.42)	$(0.10)	$—	$—	$—
Year ended 3-31-2018	28.53	0.35	4.11	4.46	(0.33)	—	(0.33)
Year ended 3-31-2017	26.29	0.53	2.07	2.60	(0.36)	—	(0.36)
Year ended 3-31-2016	29.19	0.13	(2.93)	(2.80)	(0.10)	—	(0.10)
Year ended 3-31-2015	29.76	0.17	(0.24)	(0.07)	(0.50)	—	(0.50)
Year ended 3-31-2014	24.70	0.32	4.82	5.14	(0.08)	—	(0.08)
Class B Shares(4)
Six-month period ended 9-30-2018 (unaudited)	29.97	0.14	(0.40)	(0.26)	—	—	—
Year ended 3-31-2018	26.26	0.03	3.77	3.80	(0.09)	—	(0.09)
Year ended 3-31-2017	24.31	0.12	2.00	2.12	(0.17)	—	(0.17)
Year ended 3-31-2016	27.21	(0.13)	(2.77)	(2.90)	—	—	—
Year ended 3-31-2015	27.66	(0.14)	(0.22)	(0.36)	(0.09)	—	(0.09)
Year ended 3-31-2014	23.16	0.01	4.49	4.50	—	—	—
Class C Shares
Six-month period ended 9-30-2018 (unaudited)	30.78	0.22	(0.41)	(0.19)	—	—	—
Year ended 3-31-2018	26.94	0.14	3.87	4.01	(0.17)	—	(0.17)
Year ended 3-31-2017	24.89	0.24	2.06	2.30	(0.25)	—	(0.25)
Year ended 3-31-2016	27.73	(0.06)	(2.78)	(2.84)	—	—	—
Year ended 3-31-2015	28.25	(0.02)	(0.21)	(0.23)	(0.29)	—	(0.29)
Year ended 3-31-2014	23.53	0.16	4.56	4.72	—	—	—
Class E Shares(5)
Six-month period ended 9-30-2018 (unaudited)	32.90	0.37	(0.42)	(0.05)	—	—	—
Year ended 3-31-2018	28.74	0.45	4.15	4.60	(0.44)	—	(0.44)
Year ended 3-31-2017	26.46	0.48	2.25	2.73	(0.45)	—	(0.45)
Year ended 3-31-2016	29.36	0.24	(2.98)	(2.74)	(0.16)	—	(0.16)
Year ended 3-31-2015	29.93	0.27	(0.21)	0.06	(0.63)	—	(0.63)
Year ended 3-31-2014	24.84	0.44	4.85	5.29	(0.20)	—	(0.20)
Class I Shares
Six-month period ended 9-30-2018 (unaudited)	32.96	0.38	(0.42)	(0.04)	—	—	—
Year ended 3-31-2018	28.78	0.52	4.13	4.65	(0.47)	—	(0.47)
Year ended 3-31-2017	26.50	0.39	2.37	2.76	(0.48)	—	(0.48)
Year ended 3-31-2016	29.39	0.20	(2.90)	(2.70)	(0.19)	—	(0.19)
Year ended 3-31-2015	29.97	0.32	(0.24)	0.08	(0.66)	—	(0.66)
Year ended 3-31-2014	24.87	0.48	4.85	5.33	(0.23)	—	(0.23)
Class N Shares
Six-month period ended 9-30-2018 (unaudited)	33.11	0.49	(0.52)	(0.03)	—	—	—
Year ended 3-31-2018	28.92	0.37	4.34	4.71	(0.52)	—	(0.52)
Year ended 3-31-2017	26.62	0.59	2.23	2.82	(0.52)	—	(0.52)
Year ended 3-31-2016	29.51	0.31	(2.98)	(2.67)	(0.22)	—	(0.22)
Year ended 3-31-2015(6)	29.18	0.05	0.85	0.90	(0.57)	—	(0.57)
Class R Shares
Six-month period ended 9-30-2018 (unaudited)	32.61	0.29	(0.42)	(0.13)	—	—	—
Year ended 3-31-2018	28.50	0.29	4.11	4.40	(0.29)	—	(0.29)
Year ended 3-31-2017	26.27	0.34	2.23	2.57	(0.34)	—	(0.34)
Year ended 3-31-2016	29.18	0.08	(2.93)	(2.85)	(0.06)	—	(0.06)
Year ended 3-31-2015	29.75	0.12	(0.21)	(0.09)	(0.48)	—	(0.48)
Year ended 3-31-2014	24.70	0.31	4.82	5.13	(0.08)	—	(0.08)
Class Y Shares
Six-month period ended 9-30-2018 (unaudited)	32.90	0.33	(0.40)	(0.07)	—	—	—
Year ended 3-31-2018	28.75	0.42	4.14	4.56	(0.41)	—	(0.41)
Year ended 3-31-2017	26.46	0.47	2.21	2.68	(0.39)	—	(0.39)
Year ended 3-31-2016	29.38	0.16	(2.95)	(2.79)	(0.13)	—	(0.13)
Year ended 3-31-2015	29.95	0.17	(0.16)	0.01	(0.58)	—	(0.58)
Year ended 3-31-2014	24.86	0.44	4.81	5.25	(0.16)	—	(0.16)

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Annualized.

144	SEMIANNUAL REPORT	2018

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)		Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate
Class A Shares
Six-month period ended 9-30-2018 (unaudited)	$32.56	-0.31%	$72		1.67	%(3)	1.92	%(3)	32%
Year ended 3-31-2018	32.66	15.65	79		1.64		1.10		84
Year ended 3-31-2017	28.53	9.98	75		1.71		2.00		79
Year ended 3-31-2016	26.29	-9.62	166		1.64		0.46		91
Year ended 3-31-2015	29.19	-0.13	150		1.70		0.57		172
Year ended 3-31-2014	29.76	20.83	163		1.76		1.17		116
Class B Shares(4)
Six-month period ended 9-30-2018 (unaudited)	29.71	-0.83	—	*	2.72	(3)	0.94	(3)	32
Year ended 3-31-2018	29.97	14.47	1		2.70		0.10		84
Year ended 3-31-2017	26.26	8.78	1		2.81		0.48		79
Year ended 3-31-2016	24.31	-10.66	1		2.73		-0.50		91
Year ended 3-31-2015	27.21	-1.27	2		2.90		-0.50		172
Year ended 3-31-2014	27.66	19.43	2		2.91		0.04		116
Class C Shares
Six-month period ended 9-30-2018 (unaudited)	30.59	-0.62	3		2.24	(3)	1.39	(3)	32
Year ended 3-31-2018	30.78	14.89	4		2.31		0.48		84
Year ended 3-31-2017	26.94	9.32	8		2.34		0.94		79
Year ended 3-31-2016	24.89	-10.24	11		2.29		-0.22		91
Year ended 3-31-2015	27.73	-0.75	10		2.35		-0.06		172
Year ended 3-31-2014	28.25	20.06	11		2.37		0.61		116
Class E Shares(5)
Six-month period ended 9-30-2018 (unaudited)	32.85	-0.15	—	*	1.36	(3)	2.20	(3)	32
Year ended 3-31-2018	32.90	16.04	—	*	1.30		1.41		84
Year ended 3-31-2017	28.74	10.42	—	*	1.33		1.79		79
Year ended 3-31-2016	26.46	-9.37	—	*	1.31		0.84		91
Year ended 3-31-2015	29.36	0.30	—	*	1.31		0.92		172
Year ended 3-31-2014	29.93	21.34	—	*	1.33		1.62		116
Class I Shares
Six-month period ended 9-30-2018 (unaudited)	32.92	-0.12	64		1.26	(3)	2.30	(3)	32
Year ended 3-31-2018	32.96	16.18	66		1.21		1.65		84
Year ended 3-31-2017	28.78	10.54	92		1.22		1.44		79
Year ended 3-31-2016	26.50	-9.24	43		1.18		0.72		91
Year ended 3-31-2015	29.39	0.38	27		1.21		1.09		172
Year ended 3-31-2014	29.97	21.50	31		1.19		1.76		116
Class N Shares
Six-month period ended 9-30-2018 (unaudited)	33.08	-0.09	12		1.07	(3)	2.90	(3)	32
Year ended 3-31-2018	33.11	16.34	98		1.03		1.13		84
Year ended 3-31-2017	28.92	10.71	1		1.06		2.17		79
Year ended 3-31-2016	26.62	-9.11	2		1.04		1.07		91
Year ended 3-31-2015(6)	29.51	3.20	2		1.08	(3)	0.26	(3)	172	(7)
Class R Shares
Six-month period ended 9-30-2018 (unaudited)	32.48	-0.40	1		1.84	(3)	1.74	(3)	32
Year ended 3-31-2018	32.61	15.51	1		1.78		0.91		84
Year ended 3-31-2017	28.50	9.88	1		1.81		1.29		79
Year ended 3-31-2016	26.27	-9.77	—	*	1.79		0.28		91
Year ended 3-31-2015	29.18	-0.21	—	*	1.81		0.42		172
Year ended 3-31-2014	29.75	20.73	—	*	1.79		1.15		116
Class Y Shares
Six-month period ended 9-30-2018 (unaudited)	32.83	-0.21	1		1.50	(3)	1.97	(3)	32
Year ended 3-31-2018	32.90	15.88	1		1.44		1.31		84
Year ended 3-31-2017	28.75	10.24	1		1.50		1.74		79
Year ended 3-31-2016	26.46	-9.52	1		1.47		0.57		91
Year ended 3-31-2015	29.38	0.15	2		1.47		0.58		172
Year ended 3-31-2014	29.95	21.17	3		1.46		1.57		116

(4)	These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Ivy Fund.

(5)	Class share is closed to investment.

(6)	For the period from July 31, 2014 (commencement of operations of the class) through March 31, 2015.

(7)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2015.

See Accompanying Notes to Financial Statements.

2018	SEMIANNUAL REPORT	145

FINANCIAL HIGHLIGHTS	IVY FUNDS

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

IVY GLOBAL BOND FUND

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 9-30-2018 (unaudited)	$9.68	$0.15	$(0.17)	$(0.02)	$(0.11)	$—	$(0.11)
Year ended 3-31-2018	9.68	0.32	(0.11)	0.21	(0.21)	—	(0.21)
Year ended 3-31-2017	9.17	0.34	0.37	0.71	(0.20)	—	(0.20)
Year ended 3-31-2016	9.59	0.34	(0.49)	(0.15)	(0.27)	—	(0.27)
Year ended 3-31-2015	10.06	0.34	(0.49)	(0.15)	(0.32)	—	(0.32)
Year ended 3-31-2014	10.26	0.35	(0.19)	0.16	(0.34)	(0.02)	(0.36)
Class B Shares(5)
Six-month period ended 9-30-2018 (unaudited)	9.68	0.12	(0.18)	(0.06)	(0.08)	—	(0.08)
Year ended 3-31-2018	9.67	0.23	(0.08)	0.15	(0.14)	—	(0.14)
Year ended 3-31-2017	9.16	0.26	0.38	0.64	(0.13)	—	(0.13)
Year ended 3-31-2016	9.58	0.27	(0.49)	(0.22)	(0.20)	—	(0.20)
Year ended 3-31-2015	10.06	0.26	(0.49)	(0.23)	(0.25)	—	(0.25)
Year ended 3-31-2014	10.25	0.27	(0.18)	0.09	(0.26)	(0.02)	(0.28)
Class C Shares
Six-month period ended 9-30-2018 (unaudited)	9.68	0.12	(0.18)	(0.06)	(0.08)	—	(0.08)
Year ended 3-31-2018	9.68	0.23	(0.09)	0.14	(0.14)	—	(0.14)
Year ended 3-31-2017	9.16	0.26	0.39	0.65	(0.13)	—	(0.13)
Year ended 3-31-2016	9.59	0.27	(0.50)	(0.23)	(0.20)	—	(0.20)
Year ended 3-31-2015	10.06	0.26	(0.48)	(0.22)	(0.25)	—	(0.25)
Year ended 3-31-2014	10.25	0.27	(0.18)	0.09	(0.26)	(0.02)	(0.28)
Class I Shares
Six-month period ended 9-30-2018 (unaudited)	9.68	0.17	(0.19)	(0.02)	(0.12)	—	(0.12)
Year ended 3-31-2018	9.68	0.34	(0.11)	0.23	(0.23)	—	(0.23)
Year ended 3-31-2017	9.16	0.34	0.40	0.74	(0.22)	—	(0.22)
Year ended 3-31-2016	9.59	0.36	(0.49)	(0.13)	(0.30)	—	(0.30)
Year ended 3-31-2015	10.06	0.36	(0.48)	(0.12)	(0.35)	—	(0.35)
Year ended 3-31-2014	10.25	0.37	(0.18)	0.19	(0.36)	(0.02)	(0.38)
Class N Shares
Six-month period ended 9-30-2018 (unaudited)	9.69	0.16	(0.18)	(0.02)	(0.12)	—	(0.12)
Year ended 3-31-2018	9.68	0.33	(0.09)	0.24	(0.23)	—	(0.23)
Year ended 3-31-2017	9.17	0.33	0.40	0.73	(0.22)	—	(0.22)
Year ended 3-31-2016	9.59	0.36	(0.48)	(0.12)	(0.30)	—	(0.30)
Year ended 3-31-2015(6)	10.15	0.24	(0.56)	(0.32)	(0.24)	—	(0.24)
Class R Shares
Six-month period ended 9-30-2018 (unaudited)	9.67	0.13	(0.18)	(0.05)	(0.09)	—	(0.09)
Year ended 3-31-2018	9.66	0.26	(0.09)	0.17	(0.16)	—	(0.16)
Year ended 3-31-2017	9.15	0.27	0.39	0.66	(0.15)	—	(0.15)
Year ended 3-31-2016	9.57	0.29	(0.48)	(0.19)	(0.23)	—	(0.23)
Year ended 3-31-2015	10.05	0.29	(0.49)	(0.20)	(0.28)	—	(0.28)
Year ended 3-31-2014	10.24	0.29	(0.18)	0.11	(0.28)	(0.02)	(0.30)
Class Y Shares
Six-month period ended 9-30-2018 (unaudited)	9.69	0.15	(0.18)	(0.03)	(0.11)	—	(0.11)
Year ended 3-31-2018	9.68	0.31	(0.09)	0.22	(0.21)	—	(0.21)
Year ended 3-31-2017	9.17	0.33	0.38	0.71	(0.20)	—	(0.20)
Year ended 3-31-2016	9.59	0.34	(0.49)	(0.15)	(0.27)	—	(0.27)
Year ended 3-31-2015	10.07	0.34	(0.50)	(0.16)	(0.32)	—	(0.32)
Year ended 3-31-2014	10.26	0.34	(0.18)	0.16	(0.33)	(0.02)	(0.35)

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)	Annualized.

(5)	These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Ivy Fund.

146	SEMIANNUAL REPORT	2018

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)		Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Income to Average Net Assets Excluding Expense Waiver(3)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 9-30-2018 (unaudited)	$9.55	-0.31%	$230		0.99	%(4)	3.18	%(4)	1.24	%(4)	2.93	%(4)	16%
Year ended 3-31-2018	9.68	2.16	265		1.01	(8)	3.22		1.26		2.97		56
Year ended 3-31-2017	9.68	7.81	47		0.99		3.63		1.33		3.29		20
Year ended 3-31-2016	9.17	-1.54	133		0.99		3.60		1.29		3.30		14
Year ended 3-31-2015	9.59	-1.54	177		0.99		3.39		1.22		3.16		26
Year ended 3-31-2014	10.06	1.65	187		0.99		3.43		1.25		3.17		21
Class B Shares(5)
Six-month period ended 9-30-2018 (unaudited)	9.54	-0.61	1		1.58	(4)	2.59	(4)	2.14	(4)	2.03	(4)	16
Year ended 3-31-2018	9.68	1.51	2		1.76	(9)	2.40		2.24		1.92		56
Year ended 3-31-2017	9.67	7.01	3		1.74		2.73		2.15		2.32		20
Year ended 3-31-2016	9.16	-2.29	3		1.74		2.84		2.16		2.42		14
Year ended 3-31-2015	9.58	-2.36	5		1.74		2.64		2.10		2.28		26
Year ended 3-31-2014	10.06	0.90	6		1.74		2.67		2.10		2.31		21
Class C Shares
Six-month period ended 9-30-2018 (unaudited)	9.54	-0.67	10		1.71	(4)	2.46	(4)	1.92	(4)	2.25	(4)	16
Year ended 3-31-2018	9.68	1.40	13		1.76	(9)	2.40		1.96		2.20		56
Year ended 3-31-2017	9.68	7.13	16		1.74		2.72		1.95		2.51		20
Year ended 3-31-2016	9.16	-2.39	20		1.74		2.85		1.91		2.68		14
Year ended 3-31-2015	9.59	-2.26	31		1.74		2.64		1.87		2.51		26
Year ended 3-31-2014	10.06	0.90	33		1.74		2.67		1.88		2.53		21
Class I Shares
Six-month period ended 9-30-2018 (unaudited)	9.54	-0.17	249		0.74	(4)	3.43	(4)	0.88	(4)	3.29	(4)	16
Year ended 3-31-2018	9.68	2.43	262		0.76	(10)	3.44		0.94		3.26		56
Year ended 3-31-2017	9.68	8.19	88		0.74		3.54		0.95		3.33		20
Year ended 3-31-2016	9.16	-1.39	23		0.74		3.85		0.90		3.69		14
Year ended 3-31-2015	9.59	-1.29	53		0.74		3.65		0.87		3.52		26
Year ended 3-31-2014	10.06	1.91	58		0.74		3.67		0.89		3.52		21
Class N Shares
Six-month period ended 9-30-2018 (unaudited)	9.55	-0.17	10		0.72	(4)	3.45	(4)	—		—		16
Year ended 3-31-2018	9.69	2.43	18		0.74		3.37		0.76		3.35		56
Year ended 3-31-2017	9.68	8.06	3		0.75		3.50		0.78		3.47		20
Year ended 3-31-2016	9.17	-1.30	—	*	0.76		3.84		0.76		3.84		14
Year ended 3-31-2015(6)	9.59	-3.23	—	*	0.70	(4)	3.62	(4)	—		—		26	(7)
Class R Shares
Six-month period ended 9-30-2018 (unaudited)	9.53	-0.54	1		1.47	(4)	2.71	(4)	—		—		16
Year ended 3-31-2018	9.67	1.76	1		1.49		2.66		1.51		2.64		56
Year ended 3-31-2017	9.66	7.29	1		1.50		2.90		1.53		2.87		20
Year ended 3-31-2016	9.15	-2.02	—	*	1.49		3.11		1.49		3.11		14
Year ended 3-31-2015	9.57	-2.10	—	*	1.46		2.90		—		—		26
Year ended 3-31-2014	10.05	1.14	—	*	1.48		2.93		—		—		21
Class Y Shares
Six-month period ended 9-30-2018 (unaudited)	9.55	-0.31	1		0.99	(4)	3.17	(4)	1.12	(4)	3.04	(4)	16
Year ended 3-31-2018	9.69	2.27	3		1.02	(8)	3.13		1.16		2.99		56
Year ended 3-31-2017	9.68	7.81	3		0.99		3.43		1.18		3.24		20
Year ended 3-31-2016	9.17	-1.54	3		0.99		3.58		1.16		3.41		14
Year ended 3-31-2015	9.59	-1.63	5		0.99		3.40		1.12		3.27		26
Year ended 3-31-2014	10.07	1.65	8		0.99		3.42		1.13		3.28		21

(6)	For the period from July 31, 2014 (commencement of operations of the class) through March 31, 2015.

(7)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2015.

(8)	Expense ratio based on the period excluding reorganization expense was 0.99%.

(9)	Expense ratio based on the period excluding reorganization expense was 1.74%.

(10)	Expense ratio based on the period excluding reorganization expense was 0.74%.

See Accompanying Notes to Financial Statements.

2018	SEMIANNUAL REPORT	147

FINANCIAL HIGHLIGHTS	IVY FUNDS

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

IVY GLOBAL EQUITY INCOME FUND

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 9-30-2018 (unaudited)	$13.84	$0.19	$0.09	$0.28	$(0.19)	$—	$(0.19)
Year ended 3-31-2018	12.48	0.32	1.34	1.66	(0.30)	—	(0.30)
Year ended 3-31-2017	11.88	0.53	0.50	1.03	(0.43)	—	(0.43)
Year ended 3-31-2016	13.32	0.40	(1.09)	(0.69)	(0.39)	(0.36)	(0.75)
Year ended 3-31-2015	13.27	0.39	0.36	0.75	(0.44)	(0.26)	(0.70)
Year ended 3-31-2014	11.82	0.57	1.44	2.01	(0.46)	(0.10)	(0.56)
Class B Shares(5)
Six-month period ended 9-30-2018 (unaudited)	13.81	0.15	0.08	0.23	(0.12)	—	(0.12)
Year ended 3-31-2018	12.47	0.23	1.34	1.57	(0.23)	—	(0.23)
Year ended 3-31-2017	11.87	0.35	0.60	0.95	(0.35)	—	(0.35)
Year ended 3-31-2016	13.31	0.32	(1.09)	(0.77)	(0.31)	(0.36)	(0.67)
Year ended 3-31-2015	13.27	0.32	0.34	0.66	(0.36)	(0.26)	(0.62)
Year ended 3-31-2014	11.81	0.47	1.46	1.93	(0.37)	(0.10)	(0.47)
Class C Shares
Six-month period ended 9-30-2018 (unaudited)	13.82	0.14	0.08	0.22	(0.12)	—	(0.12)
Year ended 3-31-2018	12.47	0.23	1.35	1.58	(0.23)	—	(0.23)
Year ended 3-31-2017	11.87	0.36	0.59	0.95	(0.35)	—	(0.35)
Year ended 3-31-2016	13.31	0.31	(1.08)	(0.77)	(0.31)	(0.36)	(0.67)
Year ended 3-31-2015	13.27	0.30	0.36	0.66	(0.36)	(0.26)	(0.62)
Year ended 3-31-2014	11.81	0.50	1.44	1.94	(0.38)	(0.10)	(0.48)
Class E Shares
Six-month period ended 9-30-2018 (unaudited)	13.84	0.20	0.09	0.29	(0.20)	—	(0.20)
Year ended 3-31-2018(6)	14.33	0.03	(0.52)	(0.49)	— *	—	— *
Class I Shares
Six-month period ended 9-30-2018 (unaudited)	13.85	0.21	0.09	0.30	(0.21)	—	(0.21)
Year ended 3-31-2018	12.48	0.37	1.34	1.71	(0.34)	—	(0.34)
Year ended 3-31-2017	11.88	0.39	0.68	1.07	(0.47)	—	(0.47)
Year ended 3-31-2016	13.33	0.45	(1.10)	(0.65)	(0.44)	(0.36)	(0.80)
Year ended 3-31-2015	13.28	0.43	0.37	0.80	(0.49)	(0.26)	(0.75)
Year ended 3-31-2014	11.82	0.61	1.46	2.07	(0.51)	(0.10)	(0.61)
Class N Shares
Six-month period ended 9-30-2018 (unaudited)	13.86	0.23	0.08	0.31	(0.22)	—	(0.22)
Year ended 3-31-2018	12.49	0.35	1.39	1.74	(0.37)	—	(0.37)
Year ended 3-31-2017	11.89	0.48	0.61	1.09	(0.49)	—	(0.49)
Year ended 3-31-2016	13.33	0.47	(1.09)	(0.62)	(0.46)	(0.36)	(0.82)
Year ended 3-31-2015(7)	13.37	0.25	0.27	0.52	(0.30)	(0.26)	(0.56)
Class R Shares
Six-month period ended 9-30-2018 (unaudited)	13.84	0.17	0.09	0.26	(0.16)	—	(0.16)
Year ended 3-31-2018	12.48	0.28	1.35	1.63	(0.27)	—	(0.27)
Year ended 3-31-2017	11.88	0.39	0.61	1.00	(0.40)	—	(0.40)
Year ended 3-31-2016	13.32	0.37	(1.09)	(0.72)	(0.36)	(0.36)	(0.72)
Year ended 3-31-2015	13.28	0.36	0.35	0.71	(0.41)	(0.26)	(0.67)
Year ended 3-31-2014	11.82	0.52	1.46	1.98	(0.42)	(0.10)	(0.52)
Class Y Shares
Six-month period ended 9-30-2018 (unaudited)	13.84	0.19	0.09	0.28	(0.19)	—	(0.19)
Year ended 3-31-2018	12.48	0.33	1.35	1.68	(0.32)	—	(0.32)
Year ended 3-31-2017	11.87	0.44	0.61	1.05	(0.44)	—	(0.44)
Year ended 3-31-2016	13.32	0.42	(1.10)	(0.68)	(0.41)	(0.36)	(0.77)
Year ended 3-31-2015	13.28	0.41	0.35	0.76	(0.46)	(0.26)	(0.72)
Year ended 3-31-2014	11.82	0.58	1.46	2.04	(0.48)	(0.10)	(0.58)

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)	Annualized.

(5)	These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Ivy Fund.

(6)	For the period from February 26, 2018 (commencement of operations of the class) through March 31, 2018.

(7)	For the period from July 31, 2014 (commencement of operations of the class) through March 31, 2015.

148	SEMIANNUAL REPORT	2018

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)		Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Income to Average Net Assets Excluding Expense Waiver(3)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 9-30-2018 (unaudited)	$13.93	2.03%	$451		1.25	%(4)(10)	2.74	%(4)	1.25	%(4)	2.74	%(4)	8%
Year ended 3-31-2018	13.84	13.44	494		1.29	(11)	2.34		—		—		55
Year ended 3-31-2017	12.48	8.87	70		1.30		4.45		1.38		4.37		103
Year ended 3-31-2016	11.88	-5.22	248		1.30		3.19		1.36		3.13		73
Year ended 3-31-2015	13.32	5.84	253		1.30		2.94		1.38		2.86		137
Year ended 3-31-2014	13.27	17.46	184		1.30		4.51		1.48		4.33		98
Class B Shares(5)
Six-month period ended 9-30-2018 (unaudited)	13.92	1.60	6		1.93	(4)	2.09	(4)	2.13	(4)	1.89	(4)	8
Year ended 3-31-2018	13.81	12.81	8		1.97	(12)	1.69		—		—		55
Year ended 3-31-2017	12.47	8.17	2		1.95		2.88		—		—		103
Year ended 3-31-2016	11.87	-5.84	2		1.94		2.56		—		—		73
Year ended 3-31-2015	13.31	5.08	2		1.98		2.40		—		—		137
Year ended 3-31-2014	13.27	16.68	2		2.04		3.73		2.05		3.72		98
Class C Shares
Six-month period ended 9-30-2018 (unaudited)	13.92	1.70	27		1.92	(4)	2.10	(4)	—		—		8
Year ended 3-31-2018	13.82	12.80	39		1.93		1.72		—		—		55
Year ended 3-31-2017	12.47	8.17	12		1.95		2.95		—		—		103
Year ended 3-31-2016	11.87	-5.83	14		1.93		2.51		—		—		73
Year ended 3-31-2015	13.31	5.10	13		1.95		2.28		—		—		137
Year ended 3-31-2014	13.27	16.75	8		1.99		3.91		2.04		3.86		98
Class E Shares
Six-month period ended 9-30-2018 (unaudited)	13.93	2.09	6		1.16	(4)(13)	2.83	(4)	1.81	(4)	2.18	(4)	8
Year ended 3-31-2018(6)	13.84	-3.40	6		1.17	(4)(13)	2.32	(4)	1.32	(4)	2.17	(4)	55	(8)
Class I Shares
Six-month period ended 9-30-2018 (unaudited)	13.94	2.19	462		0.94	(4)(14)	3.05	(4)	0.97	(4)	3.02	(4)	8
Year ended 3-31-2018	13.85	13.88	523		1.00		2.75		—		—		55
Year ended 3-31-2017	12.48	9.26	250		0.94		3.18		0.96		3.16		103
Year ended 3-31-2016	11.88	-4.96	20		0.94		3.57		0.95		3.56		73
Year ended 3-31-2015	13.33	6.22	22		0.94		3.21		0.98		3.17		137
Year ended 3-31-2014	13.28	17.97	15		0.94		4.86		1.06		4.74		98
Class N Shares
Six-month period ended 9-30-2018 (unaudited)	13.95	2.25	14		0.79	(4)	3.30	(4)	—		—		8
Year ended 3-31-2018	13.86	14.07	5		0.86		2.58		—		—		55
Year ended 3-31-2017	12.49	9.39	1		0.81		3.99		—		—		103
Year ended 3-31-2016	11.89	-4.74	1		0.81		3.73		—		—		73
Year ended 3-31-2015(7)	13.33	4.05	1		0.83	(4)	2.94	(4)	—		—		137	(9)
Class R Shares
Six-month period ended 9-30-2018 (unaudited)	13.94	1.91	1		1.53	(4)	2.46	(4)	—		—		8
Year ended 3-31-2018	13.84	13.20	1		1.58		2.07		—		—		55
Year ended 3-31-2017	12.48	8.58	—	*	1.56		3.23		—		—		103
Year ended 3-31-2016	11.88	-5.46	—	*	1.56		2.96		—		—		73
Year ended 3-31-2015	13.32	5.47	—	*	1.58		2.75		—		—		137
Year ended 3-31-2014	13.28	17.11	—	*	1.65		4.11		1.66		4.10		98
Class Y Shares
Six-month period ended 9-30-2018 (unaudited)	13.93	2.05	9		1.25	(4)(15)	2.74	(4)	—		—		8
Year ended 3-31-2018	13.84	13.57	9		1.23	(15)	2.46		1.23		2.46		55
Year ended 3-31-2017	12.48	9.08	4		1.19		3.67		1.21		3.65		103
Year ended 3-31-2016	11.87	-5.15	4		1.19		3.32		1.22		3.29		73
Year ended 3-31-2015	13.32	5.88	5		1.19		3.11		1.23		3.07		137
Year ended 3-31-2014	13.28	17.68	4		1.19		4.60		1.31		4.48		98

(8)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2018.

(9)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2015.

(10)	Expense ratio based on the period excluding reorganization expense was 1.24%.

(11)	Expense ratio based on the period excluding reorganization expenses was 1.28%.

(12)	Expense ratio based on the period excluding reorganization expenses was 1.95%.

(13)	Expense ratio based on the period excluding reorganization expense was 1.13%.

(14)	Expense ratio based on the period excluding reorganization expense was 0.92%.

(15)	Expense ratio based on the period excluding reorganization expense was 1.19%.

See Accompanying Notes to Financial Statements.

2018	SEMIANNUAL REPORT	149

FINANCIAL HIGHLIGHTS	IVY FUNDS

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

IVY GLOBAL GROWTH FUND

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 9-30-2018 (unaudited)	$46.78	$0.04	$3.89	$3.93	$—	$—	$—
Year ended 3-31-2018	42.67	0.25	7.26	7.51	(0.06)	(3.34)	(3.40)
Year ended 3-31-2017	39.23	0.04	3.40	3.44	—	—	—
Year ended 3-31-2016	42.75	(0.09)	(2.49)	(2.58)	(0.04)	(0.90)	(0.94)
Year ended 3-31-2015	41.15	0.19	1.95	2.14	(0.03)	(0.51)	(0.54)
Year ended 3-31-2014	35.50	0.19	5.92	6.11	(0.46)	—	(0.46)
Class B Shares(5)
Six-month period ended 9-30-2018 (unaudited)	39.50	(0.14)	3.28	3.14	—	—	—
Year ended 3-31-2018	36.62	(0.31)	6.33	6.02	—	(3.14)	(3.14)
Year ended 3-31-2017	34.07	(0.45)	3.00	2.55	—	—	—
Year ended 3-31-2016	37.61	(0.44)	(2.20)	(2.64)	—	(0.90)	(0.90)
Year ended 3-31-2015	36.59	(0.15)	1.68	1.53	—	(0.51)	(0.51)
Year ended 3-31-2014	31.63	(0.16)	5.25	5.09	(0.13)	—	(0.13)
Class C Shares
Six-month period ended 9-30-2018 (unaudited)	39.93	(0.12)	3.32	3.20	—	—	—
Year ended 3-31-2018	36.98	(0.26)	6.42	6.16	—	(3.21)	(3.21)
Year ended 3-31-2017	34.26	(0.29)	3.01	2.72	—	—	—
Year ended 3-31-2016	37.68	(0.34)	(2.18)	(2.52)	—	(0.90)	(0.90)
Year ended 3-31-2015	36.57	(0.09)	1.71	1.62	—	(0.51)	(0.51)
Year ended 3-31-2014	31.61	(0.08)	5.22	5.14	(0.18)	—	(0.18)
Class E Shares(6)
Six-month period ended 9-30-2018 (unaudited)	47.12	0.09	3.93	4.02	—	—	—
Year ended 3-31-2018	42.94	0.16	7.49	7.65	(0.13)	(3.34)	(3.47)
Year ended 3-31-2017	39.38	0.07	3.49	3.56	—	—	—
Year ended 3-31-2016	42.83	0.02	(2.50)	(2.48)	(0.07)	(0.90)	(0.97)
Year ended 3-31-2015	41.19	0.31	1.94	2.25	(0.10)	(0.51)	(0.61)
Year ended 3-31-2014	35.53	0.32	5.89	6.21	(0.55)	—	(0.55)
Class I Shares
Six-month period ended 9-30-2018 (unaudited)	47.72	0.13	3.97	4.10	—	—	—
Year ended 3-31-2018	43.44	0.25	7.53	7.78	(0.16)	(3.34)	(3.50)
Year ended 3-31-2017	39.81	0.04	3.59	3.63	—	—	—
Year ended 3-31-2016	43.24	0.05	(2.49)	(2.44)	(0.09)	(0.90)	(0.99)
Year ended 3-31-2015	41.57	0.35	1.96	2.31	(0.13)	(0.51)	(0.64)
Year ended 3-31-2014	35.85	0.40	5.92	6.32	(0.60)	—	(0.60)
Class N Shares
Six-month period ended 9-30-2018 (unaudited)	47.99	0.16	3.99	4.15	—	—	—
Year ended 3-31-2018	43.64	0.20	7.71	7.91	(0.22)	(3.34)	(3.56)
Year ended 3-31-2017	39.92	0.10	3.62	3.72	—	—	—
Year ended 3-31-2016	43.32	0.13	(2.52)	(2.39)	(0.11)	(0.90)	(1.01)
Year ended 3-31-2015(7)	42.56	0.15	1.22	1.37	(0.10)	(0.51)	(0.61)
Class R Shares
Six-month period ended 9-30-2018 (unaudited)	46.41	(0.02)	3.85	3.83	—	—	—
Year ended 3-31-2018	42.41	(0.07)	7.39	7.32	—	(3.32)	(3.32)
Year ended 3-31-2017	39.08	(0.14)	3.47	3.33	—	—	—
Year ended 3-31-2016	42.64	(0.20)	(2.46)	(2.66)	—	(0.90)	(0.90)
Year ended 3-31-2015	41.11	0.01	2.03	2.04	—	(0.51)	(0.51)
Year ended 3-31-2014	35.48	0.13	5.88	6.01	(0.38)	—	(0.38)
Class Y Shares
Six-month period ended 9-30-2018 (unaudited)	47.00	0.04	3.92	3.96	—	—	—
Year ended 3-31-2018	42.86	0.12	7.44	7.56	(0.08)	(3.34)	(3.42)
Year ended 3-31-2017	39.37	0.00 *	3.49	3.49	—	—	—
Year ended 3-31-2016	42.86	(0.05)	(2.49)	(2.54)	(0.05)	(0.90)	(0.95)
Year ended 3-31-2015	41.23	0.24	1.96	2.20	(0.06)	(0.51)	(0.57)
Year ended 3-31-2014	35.57	0.30	5.87	6.17	(0.51)	—	(0.51)

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)	Annualized.

150	SEMIANNUAL REPORT	2018

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)		Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Income (Loss) to Average Net Assets Excluding Expense Waiver(3)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 9-30-2018 (unaudited)	$50.71	8.42%	$531		1.38	%(4)	0.18	%(4)	—%		—%		31%
Year ended 3-31-2018	46.78	17.92	510		1.38		0.53		—		—		46
Year ended 3-31-2017	42.67	8.77	115		1.48		0.11		—		—		66
Year ended 3-31-2016	39.23	-6.12	375		1.47		-0.22		—		—		51
Year ended 3-31-2015	42.75	5.26	409		1.45		0.47		—		—		61
Year ended 3-31-2014	41.15	17.26	340		1.49		0.50		—		—		46
Class B Shares(5)
Six-month period ended 9-30-2018 (unaudited)	42.64	7.92	1		2.27	(4)	-0.70	(4)	2.33	(4)	-0.76	(4)	31
Year ended 3-31-2018	39.50	16.79	2		2.40		-0.79		—		—		46
Year ended 3-31-2017	36.62	7.48	2		2.67		-1.30		—		—		66
Year ended 3-31-2016	34.07	-7.12	3		2.52		-1.22		—		—		51
Year ended 3-31-2015	37.61	4.25	4		2.43		-0.40		—		—		61
Year ended 3-31-2014	36.59	16.13	5		2.47		-0.46		—		—		46
Class C Shares
Six-month period ended 9-30-2018 (unaudited)	43.13	8.01	10		2.14	(4)	-0.57	(4)	—		—		31
Year ended 3-31-2018	39.93	16.99	11		2.18		-0.65		—		—		46
Year ended 3-31-2017	36.98	7.94	25		2.21		-0.84		—		—		66
Year ended 3-31-2016	34.26	-6.79	25		2.22		-0.96		—		—		51
Year ended 3-31-2015	37.68	4.51	26		2.21		-0.25		—		—		61
Year ended 3-31-2014	36.57	16.30	28		2.31		-0.23		—		—		46
Class E Shares(6)
Six-month period ended 9-30-2018 (unaudited)	51.14	8.51	—	*	1.19	(4)	0.38	(4)	—		—		31
Year ended 3-31-2018	47.12	18.17	—	*	1.20		0.34		—		—		46
Year ended 3-31-2017	42.94	9.04	—	*	1.21		0.17		—		—		66
Year ended 3-31-2016	39.38	-5.87	—	*	1.20		0.05		—		—		51
Year ended 3-31-2015	42.83	5.55	—	*	1.21		0.74		—		—		61
Year ended 3-31-2014	41.19	17.58	—	*	1.22		0.84		—		—		46
Class I Shares
Six-month period ended 9-30-2018 (unaudited)	51.82	8.57	478		1.06	(4)	0.50	(4)	1.10	(4)	0.46	(4)	31
Year ended 3-31-2018	47.72	18.27	437		1.13	(9)	0.54		—		—		46
Year ended 3-31-2017	43.44	9.12	270		1.11		0.10		—		—		66
Year ended 3-31-2016	39.81	-5.73	78		1.09		0.13		—		—		51
Year ended 3-31-2015	43.24	5.66	77		1.09		0.84		—		—		61
Year ended 3-31-2014	41.57	17.73	66		1.11		1.02		—		—		46
Class N Shares
Six-month period ended 9-30-2018 (unaudited)	52.14	8.65	21		0.93	(4)	0.65	(4)	—		—		31
Year ended 3-31-2018	47.99	18.45	24		0.95		0.42		—		—		46
Year ended 3-31-2017	43.64	9.32	7		0.95		0.24		—		—		66
Year ended 3-31-2016	39.92	-5.61	3		0.94		0.31		—		—		51
Year ended 3-31-2015(7)	43.32	3.31	3		0.95	(4)	0.55	(4)	—		—		61	(8)
Class R Shares
Six-month period ended 9-30-2018 (unaudited)	50.24	8.25	2		1.67	(4)	-0.10	(4)	—		—		31
Year ended 3-31-2018	46.41	17.58	2		1.69		-0.15		—		—		46
Year ended 3-31-2017	42.41	8.52	2		1.69		-0.35		—		—		66
Year ended 3-31-2016	39.08	-6.32	2		1.68		-0.50		—		—		51
Year ended 3-31-2015	42.64	5.03	1		1.69		0.02		—		—		61
Year ended 3-31-2014	41.11	17.01	—	*	1.70		0.33		—		—		46
Class Y Shares
Six-month period ended 9-30-2018 (unaudited)	50.96	8.43	7		1.34	(4)	0.18	(4)	—		—		31
Year ended 3-31-2018	47.00	17.96	10		1.36		0.25		—		—		46
Year ended 3-31-2017	42.86	8.86	14		1.36		—	*	—		—		66
Year ended 3-31-2016	39.37	-6.00	17		1.36		-0.13		—		—		51
Year ended 3-31-2015	42.86	5.40	11		1.35		0.57		—		—		61
Year ended 3-31-2014	41.23	17.38	11		1.38		0.79		—		—		46

(5)	These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Ivy Fund.

(6)	Class is closed to investment.

(7)	For the period from July 31, 2014 (commencement of operations of the class) through March 31, 2015.

(8)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2015.

(9)	Expense ratio based on the period excluding reorganization expenses was 1.11%.

See Accompanying Notes to Financial Statements.

2018	SEMIANNUAL REPORT	151

FINANCIAL HIGHLIGHTS	IVY FUNDS

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

IVY GLOBAL INCOME ALLOCATION FUND

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 9-30-2018 (unaudited)	$15.18	$0.35	$0.18	$0.53	$(0.37)	$—	$(0.37)
Year ended 3-31-2018	14.93	0.60	0.21	0.81	(0.56)	—	(0.56)
Year ended 3-31-2017	13.96	0.64	0.88	1.52	(0.55)	—	(0.55)
Year ended 3-31-2016	15.42	0.59	(1.46)	(0.87)	(0.59)	—	(0.59)
Year ended 3-31-2015	15.58	0.62	(0.18)	0.44	(0.60)	—	(0.60)
Year ended 3-31-2014	14.79	0.68	0.70	1.38	(0.59)	—	(0.59)
Class B Shares(5)
Six-month period ended 9-30-2018 (unaudited)	14.88	0.28	0.18	0.46	(0.31)	—	(0.31)
Year ended 3-31-2018	14.66	0.47	0.18	0.65	(0.43)	—	(0.43)
Year ended 3-31-2017	13.72	0.45	0.92	1.37	(0.43)	—	(0.43)
Year ended 3-31-2016	15.15	0.46	(1.43)	(0.97)	(0.46)	—	(0.46)
Year ended 3-31-2015	15.32	0.48	(0.18)	0.30	(0.47)	—	(0.47)
Year ended 3-31-2014	14.55	0.52	0.70	1.22	(0.45)	—	(0.45)
Class C Shares
Six-month period ended 9-30-2018 (unaudited)	14.99	0.30	0.17	0.47	(0.33)	—	(0.33)
Year ended 3-31-2018	14.75	0.50	0.20	0.70	(0.46)	—	(0.46)
Year ended 3-31-2017	13.80	0.48	0.94	1.42	(0.47)	—	(0.47)
Year ended 3-31-2016	15.24	0.49	(1.43)	(0.94)	(0.50)	—	(0.50)
Year ended 3-31-2015	15.41	0.51	(0.18)	0.33	(0.50)	—	(0.50)
Year ended 3-31-2014	14.64	0.57	0.70	1.27	(0.50)	—	(0.50)
Class E Shares
Six-month period ended 9-30-2018 (unaudited)	15.18	0.35	0.18	0.53	(0.37)	—	(0.37)
Year ended 3-31-2018	14.94	0.58	0.21	0.79	(0.55)	—	(0.55)
Year ended 3-31-2017	13.97	0.55	0.97	1.52	(0.55)	—	(0.55)
Year ended 3-31-2016	15.42	0.58	(1.45)	(0.87)	(0.58)	—	(0.58)
Year ended 3-31-2015	15.58	0.62	(0.19)	0.43	(0.59)	—	(0.59)
Year ended 3-31-2014	14.79	0.68	0.70	1.38	(0.59)	—	(0.59)
Class I Shares
Six-month period ended 9-30-2018 (unaudited)	15.31	0.38	0.18	0.56	(0.40)	—	(0.40)
Year ended 3-31-2018	15.06	0.65	0.21	0.86	(0.61)	—	(0.61)
Year ended 3-31-2017	14.08	0.57	1.01	1.58	(0.60)	—	(0.60)
Year ended 3-31-2016	15.54	0.64	(1.46)	(0.82)	(0.64)	—	(0.64)
Year ended 3-31-2015	15.70	0.67	(0.17)	0.50	(0.66)	—	(0.66)
Year ended 3-31-2014	14.90	0.74	0.71	1.45	(0.65)	—	(0.65)
Class N Shares
Six-month period ended 9-30-2018 (unaudited)	15.32	0.40	0.17	0.57	(0.41)	—	(0.41)
Year ended 3-31-2018	15.07	0.63	0.26	0.89	(0.64)	—	(0.64)
Year ended 3-31-2017	14.09	0.65	0.95	1.60	(0.62)	—	(0.62)
Year ended 3-31-2016	15.55	0.67	(1.47)	(0.80)	(0.66)	—	(0.66)
Year ended 3-31-2015(6)	15.95	0.45	(0.40)	0.05	(0.45)	—	(0.45)
Class R Shares
Six-month period ended 9-30-2018 (unaudited)	15.17	0.33	0.18	0.51	(0.35)	—	(0.35)
Year ended 3-31-2018	14.93	0.55	0.21	0.76	(0.52)	—	(0.52)
Year ended 3-31-2017	13.96	0.52	0.97	1.49	(0.52)	—	(0.52)
Year ended 3-31-2016	15.41	0.56	(1.46)	(0.90)	(0.55)	—	(0.55)
Year ended 3-31-2015	15.57	0.59	(0.18)	0.41	(0.57)	—	(0.57)
Year ended 3-31-2014	14.79	0.64	0.70	1.34	(0.56)	—	(0.56)
Class Y Shares
Six-month period ended 9-30-2018 (unaudited)	15.25	0.35	0.19	0.54	(0.38)	—	(0.38)
Year ended 3-31-2018	15.00	0.66	0.16	0.82	(0.57)	—	(0.57)
Year ended 3-31-2017	14.02	0.58	0.97	1.55	(0.57)	—	(0.57)
Year ended 3-31-2016	15.48	0.63	(1.49)	(0.86)	(0.60)	—	(0.60)
Year ended 3-31-2015	15.64	0.67	(0.21)	0.46	(0.62)	—	(0.62)
Year ended 3-31-2014	14.85	0.71	0.70	1.41	(0.62)	—	(0.62)

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)	Annualized.

152	SEMIANNUAL REPORT	2018

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)		Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Income to Average Net Assets Excluding Expense Waiver(3)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 9-30-2018 (unaudited)	$15.34	3.50%	$182		1.26	%(4)	4.57	%(4)	—%		—%		5%
Year ended 3-31-2018	15.18	5.45	200		1.25		3.92		—		—		42
Year ended 3-31-2017	14.93	11.19	212		1.28		4.50		—		—		70
Year ended 3-31-2016	13.96	-5.74	623		1.28		4.09		—		—		53
Year ended 3-31-2015	15.42	2.87	653		1.29		4.00		—		—		69
Year ended 3-31-2014	15.58	9.60	494		1.35		4.52		1.35		4.52		92
Class B Shares(5)
Six-month period ended 9-30-2018 (unaudited)	15.03	3.09	2		2.16	(4)	3.67	(4)	—		—		5
Year ended 3-31-2018	14.88	4.46	2		2.12		3.14		—		—		42
Year ended 3-31-2017	14.66	10.23	4		2.15		3.17		—		—		70
Year ended 3-31-2016	13.72	-6.51	4		2.17		3.24		—		—		53
Year ended 3-31-2015	15.15	1.95	5		2.18		3.12		—		—		69
Year ended 3-31-2014	15.32	8.53	6		2.27		3.54		—		—		92
Class C Shares
Six-month period ended 9-30-2018 (unaudited)	15.13	3.23	25		1.88	(4)	3.96	(4)	—		—		5
Year ended 3-31-2018	14.99	4.70	30		1.89		3.33		—		—		42
Year ended 3-31-2017	14.75	10.50	48		1.90		3.41		—		—		70
Year ended 3-31-2016	13.80	-6.26	52		1.90		3.45		—		—		53
Year ended 3-31-2015	15.24	2.18	50		1.91		3.34		—		—		69
Year ended 3-31-2014	15.41	8.86	28		1.99		3.82		1.99		3.82		92
Class E Shares
Six-month period ended 9-30-2018 (unaudited)	15.34	3.54	3		1.31	(4)	4.51	(4)	1.47	(4)	4.35	(4)	5
Year ended 3-31-2018	15.18	5.32	3		1.31		3.77		1.46		3.62		42
Year ended 3-31-2017	14.94	11.13	3		1.33		3.86		1.56		3.63		70
Year ended 3-31-2016	13.97	-5.73	3		1.33		4.03		1.60		3.76		53
Year ended 3-31-2015	15.42	2.82	3		1.33		3.97		1.61		3.69		69
Year ended 3-31-2014	15.58	9.56	3		1.33		4.51		1.70		4.14		92
Class I Shares
Six-month period ended 9-30-2018 (unaudited)	15.47	3.69	327		0.96	(4)	4.87	(4)	—		—		5
Year ended 3-31-2018	15.31	5.74	368		0.94		4.23		—		—		42
Year ended 3-31-2017	15.06	11.54	454		0.94		3.90		—		—		70
Year ended 3-31-2016	14.08	-5.35	62		0.92		4.39		—		—		53
Year ended 3-31-2015	15.54	3.22	48		0.92		4.28		—		—		69
Year ended 3-31-2014	15.70	10.07	39		0.93		4.90		0.94		4.89		92
Class N Shares
Six-month period ended 9-30-2018 (unaudited)	15.48	3.77	11		0.79	(4)	5.11	(4)	—		—		5
Year ended 3-31-2018	15.32	5.91	34		0.78		4.01		—		—		42
Year ended 3-31-2017	15.07	11.70	2		0.78		4.48		—		—		70
Year ended 3-31-2016	14.09	-5.21	2		0.78		4.58		—		—		53
Year ended 3-31-2015(6)	15.55	0.36	2		0.78	(4)	4.40	(4)	—		—		69	(7)
Class R Shares
Six-month period ended 9-30-2018 (unaudited)	15.33	3.41	—	*	1.55	(4)	4.28	(4)	—		—		5
Year ended 3-31-2018	15.17	5.10	—	*	1.53		3.61		—		—		42
Year ended 3-31-2017	14.93	10.92	—	*	1.52		3.62		—		—		70
Year ended 3-31-2016	13.96	-5.90	—	*	1.52		3.87		—		—		53
Year ended 3-31-2015	15.41	2.64	—	*	1.51		3.80		—		—		69
Year ended 3-31-2014	15.57	9.32	—	*	1.55		4.28		—		—		92
Class Y Shares
Six-month period ended 9-30-2018 (unaudited)	15.41	3.59	1		1.19	(4)(8)	4.58	(4)	1.22	(4)	4.55	(4)	5
Year ended 3-31-2018	15.25	5.52	1		1.17		4.31		1.18		4.30		42
Year ended 3-31-2017	15.00	11.33	3		1.17		4.02		1.18		4.01		70
Year ended 3-31-2016	14.02	-5.61	2		1.17		4.28		1.18		4.27		53
Year ended 3-31-2015	15.48	2.97	3		1.17		4.29		1.18		4.28		69
Year ended 3-31-2014	15.64	9.77	7		1.17		4.68		1.19		4.66		92

(5)	These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Ivy Fund.

(6)	For the period from July 31, 2014 (commencement of operations of the class) through March 31, 2015.

(7)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2015.

(8)	Expense ratio based on the period excluding reorganization expense was 1.17%.

See Accompanying Notes to Financial Statements.

2018	SEMIANNUAL REPORT	153

FINANCIAL HIGHLIGHTS	IVY FUNDS

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

IVY GOVERNMENT MONEY MARKET FUND

	Net Asset Value, Beginning of Period	Net Investment Income(1)		Net Realized and Unrealized Gain on Investments		Total from Investment Operations		Distributions From Net Investment Income		Distributions From Net Realized Gains		Total Distributions
Class A Shares
Six-month period ended 9-30-2018 (unaudited)	$1.00	$0.01		$0.00	*	$0.01		$(0.01)		$—		$(0.01)
Year ended 3-31-2018	1.00	0.00	*	0.00	*	0.00	*	—	*	—	*	—	*
Year ended 3-31-2017	1.00	0.00	*	0.00	*	0.00	*	—	*	—	*	—	*
Year ended 3-31-2016	1.00	0.00	*	0.00	*	0.00	*	—	*	—		—	*
Year ended 3-31-2015	1.00	0.00	*	0.00	*	0.00	*	—	*	—		—	*
Year ended 3-31-2014	1.00	0.00	*	0.00	*	0.00	*	—	*	—		—	*
Class B Shares(5)
Six-month period ended 9-30-2018 (unaudited)	1.00	0.00	*	0.00	*	0.00	*	—	*	—		—	*
Year ended 3-31-2018	1.00	0.00	*	0.00	*	0.00	*	—	*	—	*	—	*
Year ended 3-31-2017	1.00	0.00	*	0.00	*	0.00	*	—	*	—	*	—	*
Year ended 3-31-2016	1.00	0.00	*	0.00	*	0.00	*	—	*	—		—	*
Year ended 3-31-2015	1.00	0.00	*	0.00	*	0.00	*	—	*	—		—	*
Year ended 3-31-2014	1.00	0.00	*	0.00	*	0.00	*	—	*	—		—	*
Class C Shares
Six-month period ended 9-30-2018 (unaudited)	1.00	0.00	*	0.00	*	0.00	*	—	*	—		—	*
Year ended 3-31-2018	1.00	0.00	*	0.00	*	0.00	*	—	*	—	*	—	*
Year ended 3-31-2017	1.00	0.00	*	0.00	*	0.00	*	—	*	—	*	—	*
Year ended 3-31-2016	1.00	0.00	*	0.00	*	0.00	*	—	*	—		—	*
Year ended 3-31-2015	1.00	0.00	*	0.00	*	0.00	*	—	*	—		—	*
Year ended 3-31-2014	1.00	0.00	*	0.00	*	0.00	*	—	*	—		—	*
Class E Shares
Six-month period ended 9-30-2018 (unaudited)	1.00	0.01		0.00	*	0.01		(0.01)		—		(0.01)
Year ended 3-31-2018	1.00	0.00	*	0.00	*	0.00	*	—	*	—	*	—	*
Year ended 3-31-2017	1.00	0.00	*	0.00	*	0.00	*	—	*	—	*	—	*
Year ended 3-31-2016	1.00	0.00	*	0.00	*	0.00	*	—	*	—		—	*
Year ended 3-31-2015	1.00	0.00	*	0.00	*	0.00	*	—	*	—		—	*
Year ended 3-31-2014	1.00	0.00	*	0.00	*	0.00	*	—	*	—		—	*
Class N Shares
Six-month period ended 9-30-2018 (unaudited)	1.00	0.01		0.00	*	0.01		(0.01)		—		(0.01)
Year ended 3-31-2018(6)	1.00	0.00	*	0.00	*	0.00	*	—	*	—	*	—	*

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)	Annualized.

(5)	These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Ivy Fund.

(6)	For the period from July 5, 2017 (commencement of operations of the class) through March 31, 2018.

154	SEMIANNUAL REPORT	2018

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Income (Loss) to Average Net Assets Excluding Expense Waiver(3)
Class A Shares
Six-month period ended 9-30-2018 (unaudited)	$1.00	0.58%	$124	0.82	%(4)	1.15	%(4)	—%		—%
Year ended 3-31-2018	1.00	0.56	135	0.66		0.55		—		—
Year ended 3-31-2017	1.00	0.03	184	0.60		0.03		0.63		—
Year ended 3-31-2016	1.00	0.02	167	0.30		0.02		0.61		-0.29
Year ended 3-31-2015	1.00	0.02	119	0.17		0.02		0.68		-0.49
Year ended 3-31-2014	1.00	0.02	137	0.20		0.02		0.69		-0.47
Class B Shares(5)
Six-month period ended 9-30-2018 (unaudited)	1.00	0.12	2	1.73	(4)	0.23	(4)	—		—
Year ended 3-31-2018	1.00	0.01	3	1.16		0.01		1.67		-0.50
Year ended 3-31-2017	1.00	0.01	5	0.61		0.02		1.71		-1.08
Year ended 3-31-2016	1.00	0.02	6	0.30		0.02		1.65		-1.33
Year ended 3-31-2015	1.00	0.02	4	0.17		0.02		1.73		-1.54
Year ended 3-31-2014	1.00	0.02	7	0.20		0.02		1.74		-1.52
Class C Shares
Six-month period ended 9-30-2018 (unaudited)	1.00	0.18	14	1.61	(4)	0.35	(4)	—		—
Year ended 3-31-2018	1.00	0.02	22	1.18		0.02		1.61		-0.41
Year ended 3-31-2017	1.00	0.01	29	0.61		0.02		1.61		-0.98
Year ended 3-31-2016	1.00	0.02	44	0.30		0.02		1.57		-1.25
Year ended 3-31-2015	1.00	0.02	32	0.17		0.02		1.62		-1.43
Year ended 3-31-2014	1.00	0.02	34	0.20		0.02		1.63		-1.41
Class E Shares
Six-month period ended 9-30-2018 (unaudited)	1.00	0.64	6	0.70	(4)	1.28	(4)	0.76	(4)	1.22	(4)
Year ended 3-31-2018	1.00	0.51	6	0.71		0.49		—		—
Year ended 3-31-2017	1.00	0.01	6	0.61		0.02		0.70		-0.07
Year ended 3-31-2016	1.00	0.02	7	0.29		0.02		0.68		-0.37
Year ended 3-31-2015	1.00	0.02	6	0.17		0.02		0.74		-0.55
Year ended 3-31-2014	1.00	0.02	6	0.20		0.02		0.73		-0.51
Class N Shares
Six-month period ended 9-30-2018 (unaudited)	1.00	0.73	8	0.52	(4)	1.46	(4)	—		—
Year ended 3-31-2018(6)	1.00	0.65	8	0.40	(4)	1.03	(4)	—		—

See Accompanying Notes to Financial Statements.

2018	SEMIANNUAL REPORT	155

FINANCIAL HIGHLIGHTS	IVY FUNDS

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

IVY HIGH INCOME FUND

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 9-30-2018 (unaudited)	$7.49	$0.25	$(0.02)	$0.23	$(0.25)	$—	$(0.25)
Year ended 3-31-2018	7.60	0.53	(0.12)	0.41	(0.52)	—	(0.52)
Year ended 3-31-2017	6.91	0.55	0.68	1.23	(0.54)	—	(0.54)
Year ended 3-31-2016	8.09	0.58	(1.19)	(0.61)	(0.57)	—	(0.57)
Year ended 3-31-2015	8.75	0.57	(0.52)	0.05	(0.57)	(0.14)	(0.71)
Year ended 3-31-2014	8.72	0.58	0.18	0.76	(0.60)	(0.13)	(0.73)
Class B Shares(5)
Six-month period ended 9-30-2018 (unaudited)	7.49	0.22	(0.02)	0.20	(0.22)	—	(0.22)
Year ended 3-31-2018	7.60	0.45	(0.10)	0.35	(0.46)	—	(0.46)
Year ended 3-31-2017	6.91	0.49	0.68	1.17	(0.48)	—	(0.48)
Year ended 3-31-2016	8.09	0.53	(1.19)	(0.66)	(0.52)	—	(0.52)
Year ended 3-31-2015	8.75	0.51	(0.52)	(0.01)	(0.51)	(0.14)	(0.65)
Year ended 3-31-2014	8.72	0.52	0.17	0.69	(0.53)	(0.13)	(0.66)
Class C Shares
Six-month period ended 9-30-2018 (unaudited)	7.49	0.22	(0.02)	0.20	(0.22)	—	(0.22)
Year ended 3-31-2018	7.60	0.45	(0.09)	0.36	(0.47)	—	(0.47)
Year ended 3-31-2017	6.91	0.50	0.68	1.18	(0.49)	—	(0.49)
Year ended 3-31-2016	8.09	0.53	(1.19)	(0.66)	(0.52)	—	(0.52)
Year ended 3-31-2015	8.75	0.51	(0.52)	(0.01)	(0.51)	(0.14)	(0.65)
Year ended 3-31-2014	8.72	0.52	0.18	0.70	(0.54)	(0.13)	(0.67)
Class E Shares
Six-month period ended 9-30-2018 (unaudited)	7.49	0.24	(0.02)	0.22	(0.24)	—	(0.24)
Year ended 3-31-2018	7.60	0.48	(0.09)	0.39	(0.50)	—	(0.50)
Year ended 3-31-2017	6.91	0.53	0.68	1.21	(0.52)	—	(0.52)
Year ended 3-31-2016	8.09	0.56	(1.19)	(0.63)	(0.55)	—	(0.55)
Year ended 3-31-2015	8.75	0.54	(0.51)	0.03	(0.55)	(0.14)	(0.69)
Year ended 3-31-2014	8.72	0.55	0.17	0.72	(0.56)	(0.13)	(0.69)
Class I Shares
Six-month period ended 9-30-2018 (unaudited)	7.49	0.26	(0.02)	0.24	(0.26)	—	(0.26)
Year ended 3-31-2018	7.60	0.53	(0.10)	0.43	(0.54)	—	(0.54)
Year ended 3-31-2017	6.91	0.56	0.69	1.25	(0.56)	—	(0.56)
Year ended 3-31-2016	8.09	0.60	(1.19)	(0.59)	(0.59)	—	(0.59)
Year ended 3-31-2015	8.75	0.59	(0.52)	0.07	(0.59)	(0.14)	(0.73)
Year ended 3-31-2014	8.72	0.60	0.18	0.78	(0.62)	(0.13)	(0.75)
Class N Shares
Six-month period ended 9-30-2018 (unaudited)	7.49	0.26	(0.02)	0.24	(0.26)	—	(0.26)
Year ended 3-31-2018	7.60	0.53	(0.09)	0.44	(0.55)	—	(0.55)
Year ended 3-31-2017	6.91	0.59	0.67	1.26	(0.57)	—	(0.57)
Year ended 3-31-2016	8.09	0.60	(1.18)	(0.58)	(0.60)	—	(0.60)
Year ended 3-31-2015(6)	8.63	0.40	(0.40)	0.00 *	(0.40)	(0.14)	(0.54)
Class R Shares
Six-month period ended 9-30-2018 (unaudited)	7.49	0.23	(0.02)	0.21	(0.23)	—	(0.23)
Year ended 3-31-2018	7.60	0.48	(0.10)	0.38	(0.49)	—	(0.49)
Year ended 3-31-2017	6.91	0.52	0.68	1.20	(0.51)	—	(0.51)
Year ended 3-31-2016	8.09	0.55	(1.19)	(0.64)	(0.54)	—	(0.54)
Year ended 3-31-2015	8.75	0.54	(0.52)	0.02	(0.54)	(0.14)	(0.68)
Year ended 3-31-2014	8.72	0.52	0.21	0.73	(0.57)	(0.13)	(0.70)
Class T Shares
Six-month period ended 9-30-2018 (unaudited)	7.49	0.25	(0.02)	0.23	(0.25)	—	(0.25)
Year ended 3-31-2018(7)	7.62	0.35	(0.10)	0.25	(0.38)	—	(0.38)
Class Y Shares
Six-month period ended 9-30-2018 (unaudited)	7.49	0.25	(0.02)	0.23	(0.25)	—	(0.25)
Year ended 3-31-2018	7.60	0.50	(0.09)	0.41	(0.52)	—	(0.52)
Year ended 3-31-2017	6.91	0.55	0.68	1.23	(0.54)	—	(0.54)
Year ended 3-31-2016	8.09	0.58	(1.19)	(0.61)	(0.57)	—	(0.57)
Year ended 3-31-2015	8.75	0.57	(0.52)	0.05	(0.57)	(0.14)	(0.71)
Year ended 3-31-2014	8.72	0.58	0.18	0.76	(0.60)	(0.13)	(0.73)

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)	Annualized.

156	SEMIANNUAL REPORT	2018

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)		Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Income to Average Net Assets Excluding Expense Waiver(3)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 9-30-2018 (unaudited)	$7.47	3.06%	$2,110		0.95	%(4)	6.58	%(4)	—%		—%		23%
Year ended 3-31-2018	7.49	5.54	2,221		0.95		7.02		—		—		39
Year ended 3-31-2017	7.60	18.34	1,250		0.97		7.51		—		—		35
Year ended 3-31-2016	6.91	-7.75	1,865		0.96		7.71		—		—		29
Year ended 3-31-2015	8.09	0.62	2,920		0.94		6.70		—		—		44
Year ended 3-31-2014	8.75	9.09	4,151		0.93		6.68		—		—		75
Class B Shares(5)
Six-month period ended 9-30-2018 (unaudited)	7.47	2.68	52		1.71	(4)	5.82	(4)	1.72	(4)	5.81	(4)	23
Year ended 3-31-2018	7.49	4.72	62		1.71		5.90		—		—		39
Year ended 3-31-2017	7.60	17.46	79		1.72		6.72		—		—		35
Year ended 3-31-2016	6.91	-8.43	84		1.70		6.98		—		—		29
Year ended 3-31-2015	8.09	-0.13	133		1.67		5.98		—		—		44
Year ended 3-31-2014	8.75	8.28	165		1.68		5.96		—		—		75
Class C Shares
Six-month period ended 9-30-2018 (unaudited)	7.47	2.72	773		1.66	(4)	5.88	(4)	1.66	(4)	5.88	(4)	23
Year ended 3-31-2018	7.49	4.77	817		1.66		5.94		—		—		39
Year ended 3-31-2017	7.60	17.51	970		1.67		6.77		—		—		35
Year ended 3-31-2016	6.91	-8.40	1,025		1.66		7.02		—		—		29
Year ended 3-31-2015	8.09	-0.07	1,618		1.64		6.02		—		—		44
Year ended 3-31-2014	8.75	8.32	1,919		1.64		5.98		—		—		75
Class E Shares
Six-month period ended 9-30-2018 (unaudited)	7.47	3.00	9		1.10	(4)	6.43	(4)	1.24	(4)	6.29	(4)	23
Year ended 3-31-2018	7.49	5.28	10		1.13		6.38		1.21		6.30		39
Year ended 3-31-2017	7.60	18.08	10		1.19		7.22		1.28		7.13		35
Year ended 3-31-2016	6.91	-8.01	8		1.23		7.47		1.30		7.40		29
Year ended 3-31-2015	8.09	0.30	10		1.26		6.42		—		—		44
Year ended 3-31-2014	8.75	8.69	10		1.27		6.34		—		—		75
Class I Shares
Six-month period ended 9-30-2018 (unaudited)	7.47	3.20	2,194		0.72	(4)	6.81	(4)	—		—		23
Year ended 3-31-2018	7.49	5.77	2,156		0.72		6.99		—		—		39
Year ended 3-31-2017	7.60	18.64	1,737		0.71		7.69		—		—		35
Year ended 3-31-2016	6.91	-7.52	1,266		0.70		7.94		—		—		29
Year ended 3-31-2015	8.09	0.88	2,523		0.69		6.91		—		—		44
Year ended 3-31-2014	8.75	9.36	4,075		0.69		6.90		—		—		75
Class N Shares
Six-month period ended 9-30-2018 (unaudited)	7.47	3.29	89		0.56	(4)	6.98	(4)	—		—		23
Year ended 3-31-2018	7.49	5.93	45		0.57		7.02		—		—		39
Year ended 3-31-2017	7.60	18.83	34		0.56		8.04		—		—		35
Year ended 3-31-2016	6.91	-7.35	55		0.56		8.36		—		—		29
Year ended 3-31-2015(6)	8.09	0.13	13		0.54	(4)	7.47	(4)	—		—		44	(8)
Class R Shares
Six-month period ended 9-30-2018 (unaudited)	7.47	2.90	65		1.31	(4)	6.23	(4)	—		—		23
Year ended 3-31-2018	7.49	5.15	65		1.30		6.26		—		—		39
Year ended 3-31-2017	7.60	17.94	70		1.31		7.05		—		—		35
Year ended 3-31-2016	6.91	-8.07	62		1.30		7.44		—		—		29
Year ended 3-31-2015	8.09	0.31	58		1.29		6.45		—		—		44
Year ended 3-31-2014	8.75	8.71	30		1.28		6.00		—		—		75
Class T Shares
Six-month period ended 9-30-2018 (unaudited)	7.47	3.14	—	*	0.82	(4)	6.71	(4)	—		—		23
Year ended 3-31-2018(7)	7.49	3.29	—	*	0.82	(4)	6.35	(4)	—		—		39	(9)
Class Y Shares
Six-month period ended 9-30-2018 (unaudited)	7.47	3.08	310		0.95	(4)	6.58	(4)	0.96	(4)	6.57	(4)	23
Year ended 3-31-2018	7.49	5.53	329		0.95		6.63		0.96		6.62		39
Year ended 3-31-2017	7.60	18.33	396		0.96		7.46		—		—		35
Year ended 3-31-2016	6.91	-7.76	406		0.95		7.69		0.95		7.69		29
Year ended 3-31-2015	8.09	0.64	740		0.94		6.69		0.95		6.68		44
Year ended 3-31-2014	8.75	9.09	1,129		0.93		6.67		0.94		6.66		75

(5)	These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Ivy Fund.

(6)	For the period from July 31, 2014 (commencement of operations of the class) through March 31, 2015.

(7)	For the period from July 5, 2017 (commencement of operations of the class) through March 31, 2018.

(8)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2015.

(9)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2018.

See Accompanying Notes to Financial Statements.

2018	SEMIANNUAL REPORT	157

FINANCIAL HIGHLIGHTS	IVY FUNDS

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

IVY INTERNATIONAL CORE EQUITY FUND

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 9-30-2018 (unaudited)	$19.98	$0.24	$(0.61)	$(0.37)	$—	$—	$—
Year ended 3-31-2018	17.97	0.25	1.96	2.21	(0.20)	—	(0.20)
Year ended 3-31-2017	15.97	0.30	1.96	2.26	(0.26)	—	(0.26)
Year ended 3-31-2016	17.88	0.20	(1.97)	(1.77)	(0.14)	—	(0.14)
Year ended 3-31-2015	19.04	0.19	0.67	0.86	(0.23)	(1.79)	(2.02)
Year ended 3-31-2014	15.98	0.18	3.24	3.42	(0.35)	(0.01)	(0.36)
Class B Shares(5)
Six-month period ended 9-30-2018 (unaudited)	17.72	0.14	(0.54)	(0.40)	—	—	—
Year ended 3-31-2018	15.98	0.09	1.73	1.82	(0.08)	—	(0.08)
Year ended 3-31-2017	14.24	0.07	1.80	1.87	(0.13)	—	(0.13)
Year ended 3-31-2016	15.97	0.05	(1.76)	(1.71)	(0.02)	—	(0.02)
Year ended 3-31-2015	17.23	0.03	0.59	0.62	(0.09)	(1.79)	(1.88)
Year ended 3-31-2014	14.49	0.04	2.93	2.97	(0.22)	(0.01)	(0.23)
Class C Shares
Six-month period ended 9-30-2018 (unaudited)	17.77	0.16	(0.54)	(0.38)	—	—	—
Year ended 3-31-2018	16.02	0.11	1.74	1.85	(0.10)	—	(0.10)
Year ended 3-31-2017	14.27	0.11	1.81	1.92	(0.17)	—	(0.17)
Year ended 3-31-2016	16.00	0.06	(1.75)	(1.69)	(0.04)	—	(0.04)
Year ended 3-31-2015	17.25	0.05	0.61	0.66	(0.12)	(1.79)	(1.91)
Year ended 3-31-2014	14.51	0.07	2.93	3.00	(0.25)	(0.01)	(0.26)
Class E Shares
Six-month period ended 9-30-2018 (unaudited)	20.11	0.23	(0.60)	(0.37)	—	—	—
Year ended 3-31-2018	18.09	0.24	1.98	2.22	(0.20)	—	(0.20)
Year ended 3-31-2017	16.08	0.22	2.04	2.26	(0.25)	—	(0.25)
Year ended 3-31-2016	17.99	0.17	(1.97)	(1.80)	(0.11)	—	(0.11)
Year ended 3-31-2015	19.14	0.16	0.68	0.84	(0.20)	(1.79)	(1.99)
Year ended 3-31-2014	16.07	0.16	3.25	3.41	(0.33)	(0.01)	(0.34)
Class I Shares
Six-month period ended 9-30-2018 (unaudited)	20.10	0.27	(0.60)	(0.33)	—	—	—
Year ended 3-31-2018	18.07	0.31	1.98	2.29	(0.26)	—	(0.26)
Year ended 3-31-2017	16.07	0.26	2.06	2.32	(0.32)	—	(0.32)
Year ended 3-31-2016	17.99	0.24	(1.97)	(1.73)	(0.19)	—	(0.19)
Year ended 3-31-2015	19.15	0.25	0.68	0.93	(0.30)	(1.79)	(2.09)
Year ended 3-31-2014	16.07	0.25	3.25	3.50	(0.41)	(0.01)	(0.42)
Class N Shares
Six-month period ended 9-30-2018 (unaudited)	20.16	0.29	(0.61)	(0.32)	—	—	—
Year ended 3-31-2018	18.13	0.30	2.02	2.32	(0.29)	—	(0.29)
Year ended 3-31-2017	16.11	0.29	2.07	2.36	(0.34)	—	(0.34)
Year ended 3-31-2016	18.04	0.23	(1.94)	(1.71)	(0.22)	—	(0.22)
Year ended 3-31-2015(6)	20.09	0.13	(0.12)	0.01	(0.27)	(1.79)	(2.06)
Class R Shares
Six-month period ended 9-30-2018 (unaudited)	19.97	0.21	(0.61)	(0.40)	—	—	—
Year ended 3-31-2018	17.96	0.17	1.99	2.16	(0.15)	—	(0.15)
Year ended 3-31-2017	15.97	0.17	2.04	2.21	(0.22)	—	(0.22)
Year ended 3-31-2016	17.87	0.13	(1.94)	(1.81)	(0.09)	—	(0.09)
Year ended 3-31-2015	19.03	0.10	0.71	0.81	(0.18)	(1.79)	(1.97)
Year ended 3-31-2014	15.98	0.11	3.26	3.37	(0.31)	(0.01)	(0.32)
Class T Shares
Six-month period ended 9-30-2018 (unaudited)	20.01	0.26	(0.61)	(0.35)	—	—	—
Year ended 3-31-2018(7)	18.96	0.13	1.12	1.25	(0.20)	—	(0.20)
Class Y Shares
Six-month period ended 9-30-2018 (unaudited)	20.12	0.25	(0.62)	(0.37)	—	—	—
Year ended 3-31-2018	18.09	0.26	1.98	2.24	(0.21)	—	(0.21)
Year ended 3-31-2017	16.08	0.26	2.02	2.28	(0.27)	—	(0.27)
Year ended 3-31-2016	18.00	0.21	(1.98)	(1.77)	(0.15)	—	(0.15)
Year ended 3-31-2015	19.16	0.18	0.70	0.88	(0.25)	(1.79)	(2.04)
Year ended 3-31-2014	16.08	0.21	3.25	3.46	(0.37)	(0.01)	(0.38)

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)	Annualized.

158	SEMIANNUAL REPORT	2018

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)		Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Income to Average Net Assets Excluding Expense Waiver(3)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 9-30-2018 (unaudited)	$19.61	-1.85%	$598		1.25	%(4)	2.41	%(4)	—%		—%		26%
Year ended 3-31-2018	19.98	12.33	677		1.25		1.27		—		—		48
Year ended 3-31-2017	17.97	14.31	564		1.29		1.78		—		—		80
Year ended 3-31-2016	15.97	-9.95	1,532		1.31		1.15		—		—		62
Year ended 3-31-2015	17.88	4.98	1,383		1.35		0.99		—		—		87
Year ended 3-31-2014	19.04	21.42	1,028		1.40		1.01		—		—		87
Class B Shares(5)
Six-month period ended 9-30-2018 (unaudited)	17.32	-2.26	6		2.08	(4)	1.59	(4)	—		—		26
Year ended 3-31-2018	17.72	11.39	7		2.11		0.50		—		—		48
Year ended 3-31-2017	15.98	13.20	9		2.22		0.45		—		—		80
Year ended 3-31-2016	14.24	-10.70	10		2.20		0.31		—		—		62
Year ended 3-31-2015	15.97	4.02	13		2.20		0.17		—		—		87
Year ended 3-31-2014	17.23	20.47	13		2.22		0.26		—		—		87
Class C Shares
Six-month period ended 9-30-2018 (unaudited)	17.39	-2.14	212		1.89	(4)	1.76	(4)	—		—		26
Year ended 3-31-2018	17.77	11.57	240		1.93		0.62		—		—		48
Year ended 3-31-2017	16.02	13.51	220		1.97		0.72		—		—		80
Year ended 3-31-2016	14.27	-10.54	253		1.98		0.40		—		—		62
Year ended 3-31-2015	16.00	4.25	168		2.02		0.32		—		—		87
Year ended 3-31-2014	17.25	20.64	117		2.07		0.40		—		—		87
Class E Shares
Six-month period ended 9-30-2018 (unaudited)	19.74	-1.89	8		1.30	(4)	2.32	(4)	1.48	(4)	2.14	(4)	26
Year ended 3-31-2018	20.11	12.31	8		1.28		1.22		1.51		0.99		48
Year ended 3-31-2017	18.09	14.20	6		1.31		1.31		1.61		1.01		80
Year ended 3-31-2016	16.08	-10.05	5		1.45		1.01		1.69		0.77		62
Year ended 3-31-2015	17.99	4.82	5		1.53		0.84		1.74		0.63		87
Year ended 3-31-2014	19.14	21.32	4		1.53		0.90		1.85		0.58		87
Class I Shares
Six-month period ended 9-30-2018 (unaudited)	19.77	-1.64	3,997		0.89	(4)	2.73	(4)	0.94	(4)	2.68	(4)	26
Year ended 3-31-2018	20.10	12.70	4,136		0.94		1.59		—		—		48
Year ended 3-31-2017	18.07	14.58	3,168		0.97		1.52		—		—		80
Year ended 3-31-2016	16.07	-9.63	1,885		0.98		1.44		—		—		62
Year ended 3-31-2015	17.99	5.32	1,347		1.02		1.30		—		—		87
Year ended 3-31-2014	19.15	21.93	802		1.04		1.39		—		—		87
Class N Shares
Six-month period ended 9-30-2018 (unaudited)	19.84	-1.59	1,573		0.79	(4)	2.82	(4)	0.79	(4)	2.82	(4)	26
Year ended 3-31-2018	20.16	12.82	1,597		0.79		1.49		—		—		48
Year ended 3-31-2017	18.13	14.83	484		0.82		1.72		—		—		80
Year ended 3-31-2016	16.11	-9.52	289		0.83		1.40		—		—		62
Year ended 3-31-2015(6)	18.04	0.48	21		0.86	(4)	1.10	(4)	—		—		87	(8)
Class R Shares
Six-month period ended 9-30-2018 (unaudited)	19.57	-2.00	117		1.53	(4)	2.09	(4)	—		—		26
Year ended 3-31-2018	19.97	12.04	117		1.53		0.85		—		—		48
Year ended 3-31-2017	17.96	13.95	56		1.56		1.00		—		—		80
Year ended 3-31-2016	15.97	-10.15	36		1.58		0.80		—		—		62
Year ended 3-31-2015	17.87	4.70	19		1.61		0.54		—		—		87
Year ended 3-31-2014	19.03	21.19	5		1.64		0.61		—		—		87
Class T Shares
Six-month period ended 9-30-2018 (unaudited)	19.66	-1.70	2		1.04	(4)	1.91	(4)	—		—		26
Year ended 3-31-2018(7)	20.01	6.62	—	*	1.02	(4)	0.86	(4)	—		—		48	(9)
Class Y Shares
Six-month period ended 9-30-2018 (unaudited)	19.75	-1.79	426		1.19	(4)	2.48	(4)	—		—		26
Year ended 3-31-2018	20.12	12.42	487		1.19		1.32		—		—		48
Year ended 3-31-2017	18.09	14.34	416		1.24		1.56		—		—		80
Year ended 3-31-2016	16.08	-9.88	572		1.25		1.24		—		—		62
Year ended 3-31-2015	18.00	5.04	526		1.27		0.95		—		—		87
Year ended 3-31-2014	19.16	21.63	153		1.29		1.20		—		—		87

(5)	These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Ivy Fund.

(6)	For the period from July 31, 2014 (commencement of operations of the class) through March 31, 2015.

(7)	For the period from July 5, 2017 (commencement of operations of the class) through March 31, 2018.

(8)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2015.

(9)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2018.

See Accompanying Notes to Financial Statements.

2018	SEMIANNUAL REPORT	159

FINANCIAL HIGHLIGHTS	IVY FUNDS

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

IVY LARGE CAP GROWTH FUND

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 9-30-2018 (unaudited)	$22.65	$(0.01)	$3.42	$3.41	$—	$—	$—
Year ended 3-31-2018	19.17	(0.01)	4.46	4.45	—	(0.97)	(0.97)
Year ended 3-31-2017	17.66	0.00 *	2.42	2.42	—	(0.91)	(0.91)
Year ended 3-31-2016	19.19	(0.03)	(0.32)	(0.35)	—	(1.18)	(1.18)
Year ended 3-31-2015	17.59	(0.04)	3.03	2.99	—	(1.39)	(1.39)
Year ended 3-31-2014	15.87	0.01	3.75	3.76	—	(2.04)	(2.04)
Class B Shares(5)
Six-month period ended 9-30-2018 (unaudited)	17.46	(0.09)	2.63	2.54	—	—	—
Year ended 3-31-2018	15.09	(0.16)	3.50	3.34	—	(0.97)	(0.97)
Year ended 3-31-2017	14.22	(0.14)	1.92	1.78	—	(0.91)	(0.91)
Year ended 3-31-2016	15.82	(0.16)	(0.26)	(0.42)	—	(1.18)	(1.18)
Year ended 3-31-2015	14.84	(0.16)	2.53	2.37	—	(1.39)	(1.39)
Year ended 3-31-2014	13.73	(0.12)	3.21	3.09	—	(1.98)	(1.98)
Class C Shares
Six-month period ended 9-30-2018 (unaudited)	18.87	(0.08)	2.84	2.76	—	—	—
Year ended 3-31-2018	16.22	(0.15)	3.77	3.62	—	(0.97)	(0.97)
Year ended 3-31-2017	15.19	(0.11)	2.05	1.94	—	(0.91)	(0.91)
Year ended 3-31-2016	16.78	(0.14)	(0.27)	(0.41)	—	(1.18)	(1.18)
Year ended 3-31-2015	15.64	(0.15)	2.68	2.53	—	(1.39)	(1.39)
Year ended 3-31-2014	14.36	(0.11)	3.37	3.26	—	(1.98)	(1.98)
Class E Shares
Six-month period ended 9-30-2018 (unaudited)	22.62	(0.02)	3.42	3.40	—	—	—
Year ended 3-31-2018	19.15	(0.02)	4.46	4.44	—	(0.97)	(0.97)
Year ended 3-31-2017	17.64	0.00 *	2.42	2.42	—	(0.91)	(0.91)
Year ended 3-31-2016	19.17	(0.03)	(0.32)	(0.35)	—	(1.18)	(1.18)
Year ended 3-31-2015	17.57	(0.04)	3.03	2.99	—	(1.39)	(1.39)
Year ended 3-31-2014	15.86	0.01	3.74	3.75	—	(2.04)	(2.04)
Class I Shares
Six-month period ended 9-30-2018 (unaudited)	23.80	0.03	3.59	3.62	—	—	—
Year ended 3-31-2018	20.08	0.04	4.69	4.73	(0.04)	(0.97)	(1.01)
Year ended 3-31-2017	18.41	0.05	2.53	2.58	—	(0.91)	(0.91)
Year ended 3-31-2016	19.90	0.02	(0.33)	(0.31)	—	(1.18)	(1.18)
Year ended 3-31-2015	18.15	0.01	3.13	3.14	—	(1.39)	(1.39)
Year ended 3-31-2014	16.31	0.06	3.85	3.91	(0.03)	(2.04)	(2.07)
Class N Shares
Six-month period ended 9-30-2018 (unaudited)	23.91	0.04	3.61	3.65	—	—	—
Year ended 3-31-2018	20.18	0.07	4.72	4.79	(0.09)	(0.97)	(1.06)
Year ended 3-31-2017	18.47	0.07	2.55	2.62	—	(0.91)	(0.91)
Year ended 3-31-2016	19.93	0.05	(0.33)	(0.28)	—	(1.18)	(1.18)
Year ended 3-31-2015(6)	18.91	0.02	2.39	2.41	—	(1.39)	(1.39)
Class R Shares
Six-month period ended 9-30-2018 (unaudited)	21.79	(0.05)	3.29	3.24	—	—	—
Year ended 3-31-2018	18.54	(0.09)	4.31	4.22	—	(0.97)	(0.97)
Year ended 3-31-2017	17.16	(0.06)	2.35	2.29	—	(0.91)	(0.91)
Year ended 3-31-2016	18.74	(0.09)	(0.31)	(0.40)	—	(1.18)	(1.18)
Year ended 3-31-2015	17.25	(0.09)	2.97	2.88	—	(1.39)	(1.39)
Year ended 3-31-2014	15.62	(0.04)	3.67	3.63	—	(2.00)	(2.00)
Class Y Shares
Six-month period ended 9-30-2018 (unaudited)	23.24	(0.01)	3.51	3.50	—	—	—
Year ended 3-31-2018	19.63	0.00 *	4.58	4.58	—	(0.97)	(0.97)
Year ended 3-31-2017	18.04	0.00 *	2.50	2.50	—	(0.91)	(0.91)
Year ended 3-31-2016	19.57	(0.01)	(0.34)	(0.35)	—	(1.18)	(1.18)
Year ended 3-31-2015	17.89	(0.02)	3.09	3.07	—	(1.39)	(1.39)
Year ended 3-31-2014	16.11	0.03	3.80	3.83	(0.01)	(2.04)	(2.05)

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

160	SEMIANNUAL REPORT	2018

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Income (Loss) to Average Net Assets Excluding Expense Waiver(3)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 9-30-2018 (unaudited)	$26.06	15.05%	$1,930	1.05	%(4)	-0.07	%(4)	—%		—%		21%
Year ended 3-31-2018	22.65	23.45	1,778	1.13		-0.05		1.13		-0.05		37
Year ended 3-31-2017	19.17	14.12	487	1.15		0.01		1.19		-0.03		43
Year ended 3-31-2016	17.66	-2.08	1,197	1.15		-0.15		1.16		-0.16		38
Year ended 3-31-2015	19.19	17.45	1,093	1.15		-0.20		1.17		-0.22		36
Year ended 3-31-2014	17.59	24.21	1,090	1.15		0.07		1.19		0.03		50
Class B Shares(5)
Six-month period ended 9-30-2018 (unaudited)	20.00	14.55	10	1.97	(4)	-0.99	(4)	1.97	(4)	-0.99	(4)	21
Year ended 3-31-2018	17.46	22.42	11	2.00		-0.95		—		—		37
Year ended 3-31-2017	15.09	13.01	10	2.08		-0.94		—		—		43
Year ended 3-31-2016	14.22	-2.98	11	2.07		-1.07		—		—		38
Year ended 3-31-2015	15.82	16.49	12	2.01		-1.06		—		—		36
Year ended 3-31-2014	14.84	23.08	11	2.06		-0.84		—		—		50
Class C Shares
Six-month period ended 9-30-2018 (unaudited)	21.63	14.63	84	1.80	(4)	-0.82	(4)	1.80	(4)	-0.82	(4)	21
Year ended 3-31-2018	18.87	22.59	84	1.86		-0.82		—		—		37
Year ended 3-31-2017	16.22	13.24	97	1.87		-0.73		—		—		43
Year ended 3-31-2016	15.19	-2.74	107	1.86		-0.85		—		—		38
Year ended 3-31-2015	16.78	16.67	94	1.86		-0.92		—		—		36
Year ended 3-31-2014	15.64	23.17	78	1.90		-0.68		—		—		50
Class E Shares
Six-month period ended 9-30-2018 (unaudited)	26.02	15.03	20	1.15	(4)	-0.17	(4)	1.19	(4)	-0.21	(4)	21
Year ended 3-31-2018	22.62	23.43	16	1.15		-0.11		1.28		-0.24		37
Year ended 3-31-2017	19.15	14.14	13	1.15		-0.01		1.36		-0.22		43
Year ended 3-31-2016	17.64	-2.08	12	1.15		-0.14		1.35		-0.34		38
Year ended 3-31-2015	19.17	17.47	9	1.15		-0.21		1.39		-0.45		36
Year ended 3-31-2014	17.57	24.16	7	1.15		0.06		1.46		-0.25		50
Class I Shares
Six-month period ended 9-30-2018 (unaudited)	27.42	15.21	1,767	0.78	(4)	0.21	(4)	0.83	(4)	0.16	(4)	21
Year ended 3-31-2018	23.80	23.80	1,580	0.88		0.18		—		—		37
Year ended 3-31-2017	20.08	14.42	961	0.88		0.24		0.88		0.24		43
Year ended 3-31-2016	18.41	-1.79	272	0.88		0.11		—		—		38
Year ended 3-31-2015	19.90	17.75	318	0.88		0.04		—		—		36
Year ended 3-31-2014	18.15	24.52	118	0.88		0.34		0.88		0.34		50
Class N Shares
Six-month period ended 9-30-2018 (unaudited)	27.56	15.27	115	0.66	(4)	0.33	(4)	0.67	(4)	0.32	(4)	21
Year ended 3-31-2018	23.91	24.00	100	0.72		0.30		—		—		37
Year ended 3-31-2017	20.18	14.59	1	0.72		0.39		—		—		43
Year ended 3-31-2016	18.47	-1.64	7	0.73		0.28		—		—		38
Year ended 3-31-2015(6)	19.93	13.18	6	0.72	(4)	0.17	(4)	—		—		36	(7)
Class R Shares
Six-month period ended 9-30-2018 (unaudited)	25.03	14.82	22	1.41	(4)	-0.43	(4)	—		—		21
Year ended 3-31-2018	21.79	23.06	23	1.46		-0.42		—		—		37
Year ended 3-31-2017	18.54	13.77	21	1.47		-0.33		—		—		43
Year ended 3-31-2016	17.16	-2.39	22	1.47		-0.48		—		—		38
Year ended 3-31-2015	18.74	17.16	26	1.47		-0.52		—		—		36
Year ended 3-31-2014	17.25	23.75	31	1.47		-0.26		—		—		50
Class Y Shares
Six-month period ended 9-30-2018 (unaudited)	26.74	15.06	41	1.04	(4)	-0.05	(4)	1.07	(4)	-0.08	(4)	21
Year ended 3-31-2018	23.24	23.57	37	1.05		-0.01		1.11		-0.07		37
Year ended 3-31-2017	19.63	14.27	35	1.06		0.02		1.12		-0.04		43
Year ended 3-31-2016	18.04	-2.03	125	1.06		-0.07		1.11		-0.12		38
Year ended 3-31-2015	19.57	17.62	132	1.06		-0.11		1.12		-0.17		36
Year ended 3-31-2014	17.89	24.30	131	1.06		0.16		1.13		0.09		50

(4)	Annualized.

(5)	These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Ivy Fund.

(6)	For the period from July 31, 2014 (commencement of operations of the class) through March 31, 2015.

(7)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2015.

See Accompanying Notes to Financial Statements.

2018	SEMIANNUAL REPORT	161

FINANCIAL HIGHLIGHTS	IVY FUNDS

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

IVY LIMITED-TERM BOND FUND

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 9-30-2018 (unaudited)	$10.64	$0.10	$(0.04)	$0.06	$(0.10)	$—	$(0.10)
Year ended 3-31-2018	10.80	0.18	(0.15)	0.03	(0.19)	—	(0.19)
Year ended 3-31-2017	10.87	0.17	(0.06)	0.11	(0.18)	—	(0.18)
Year ended 3-31-2016	10.92	0.15	(0.05)	0.10	(0.15)	—	(0.15)
Year ended 3-31-2015	10.90	0.15	0.02	0.17	(0.15)	—	(0.15)
Year ended 3-31-2014	11.20	0.14	(0.23)	(0.09)	(0.15)	(0.06)	(0.21)
Class B Shares(5)
Six-month period ended 9-30-2018 (unaudited)	10.64	0.05	(0.03)	0.02	(0.06)	—	(0.06)
Year ended 3-31-2018	10.80	0.08	(0.15)	(0.07)	(0.09)	—	(0.09)
Year ended 3-31-2017	10.87	0.08	(0.07)	0.01	(0.08)	—	(0.08)
Year ended 3-31-2016	10.92	0.06	(0.05)	0.01	(0.06)	—	(0.06)
Year ended 3-31-2015	10.90	0.06	0.02	0.08	(0.06)	—	(0.06)
Year ended 3-31-2014	11.20	0.05	(0.23)	(0.18)	(0.06)	(0.06)	(0.12)
Class C Shares
Six-month period ended 9-30-2018 (unaudited)	10.64	0.06	(0.04)	0.02	(0.06)	—	(0.06)
Year ended 3-31-2018	10.80	0.10	(0.15)	(0.05)	(0.11)	—	(0.11)
Year ended 3-31-2017	10.87	0.09	(0.06)	0.03	(0.10)	—	(0.10)
Year ended 3-31-2016	10.92	0.07	(0.05)	0.02	(0.07)	—	(0.07)
Year ended 3-31-2015	10.90	0.07	0.02	0.09	(0.07)	—	(0.07)
Year ended 3-31-2014	11.20	0.06	(0.23)	(0.17)	(0.07)	(0.06)	(0.13)
Class E Shares
Six-month period ended 9-30-2018 (unaudited)	10.64	0.10	(0.04)	0.06	(0.10)	—	(0.10)
Year ended 3-31-2018	10.80	0.17	(0.14)	0.03	(0.19)	—	(0.19)
Year ended 3-31-2017	10.87	0.16	(0.06)	0.10	(0.17)	—	(0.17)
Year ended 3-31-2016	10.92	0.13	(0.04)	0.09	(0.14)	—	(0.14)
Year ended 3-31-2015	10.90	0.13	0.03	0.16	(0.14)	—	(0.14)
Year ended 3-31-2014	11.20	0.13	(0.23)	(0.10)	(0.14)	(0.06)	(0.20)
Class I Shares
Six-month period ended 9-30-2018 (unaudited)	10.64	0.11	(0.04)	0.07	(0.11)	—	(0.11)
Year ended 3-31-2018	10.80	0.21	(0.16)	0.05	(0.21)	—	(0.21)
Year ended 3-31-2017	10.87	0.19	(0.06)	0.13	(0.20)	—	(0.20)
Year ended 3-31-2016	10.92	0.17	(0.04)	0.13	(0.18)	—	(0.18)
Year ended 3-31-2015	10.90	0.17	0.03	0.20	(0.18)	—	(0.18)
Year ended 3-31-2014	11.20	0.17	(0.23)	(0.06)	(0.18)	(0.06)	(0.24)
Class N Shares
Six-month period ended 9-30-2018 (unaudited)	10.64	0.12	(0.04)	0.08	(0.12)	—	(0.12)
Year ended 3-31-2018	10.80	0.22	(0.15)	0.07	(0.23)	—	(0.23)
Year ended 3-31-2017	10.87	0.21	(0.06)	0.15	(0.22)	—	(0.22)
Year ended 3-31-2016	10.92	0.19	(0.05)	0.14	(0.19)	—	(0.19)
Year ended 3-31-2015(6)	10.91	0.13	0.01	0.14	(0.13)	—	(0.13)
Class R Shares
Six-month period ended 9-30-2018 (unaudited)	10.64	0.08	(0.04)	0.04	(0.08)	—	(0.08)
Year ended 3-31-2018	10.80	0.14	(0.15)	(0.01)	(0.15)	—	(0.15)
Year ended 3-31-2017	10.87	0.13	(0.06)	0.07	(0.14)	—	(0.14)
Year ended 3-31-2016	10.92	0.11	(0.05)	0.06	(0.11)	—	(0.11)
Year ended 3-31-2015	10.90	0.11	0.03	0.14	(0.12)	—	(0.12)
Year ended 3-31-2014	11.20	0.11	(0.23)	(0.12)	(0.12)	(0.06)	(0.18)
Class Y Shares
Six-month period ended 9-30-2018 (unaudited)	10.64	0.10	(0.04)	0.06	(0.10)	—	(0.10)
Year ended 3-31-2018	10.80	0.18	(0.15)	0.03	(0.19)	—	(0.19)
Year ended 3-31-2017	10.87	0.17	(0.06)	0.11	(0.18)	—	(0.18)
Year ended 3-31-2016	10.92	0.15	(0.05)	0.10	(0.15)	—	(0.15)
Year ended 3-31-2015	10.90	0.15	0.02	0.17	(0.15)	—	(0.15)
Year ended 3-31-2014	11.20	0.14	(0.23)	(0.09)	(0.15)	(0.06)	(0.21)

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

162	SEMIANNUAL REPORT	2018

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)		Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Income to Average Net Assets Excluding Expense Waiver(3)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 9-30-2018 (unaudited)	$10.60	0.59%	$382		0.91	%(4)	1.87	%(4)	—%		—%		40%
Year ended 3-31-2018	10.64	0.25	431		0.89		1.69		—		—		24
Year ended 3-31-2017	10.80	0.99	536		0.88		1.59		—		—		65
Year ended 3-31-2016	10.87	0.95	1,589		0.88		1.36		—		—		46
Year ended 3-31-2015	10.92	1.60	1,504		0.88		1.36		—		—		39
Year ended 3-31-2014	10.90	-0.74	1,446		0.89		1.31		—		—		39
Class B Shares(5)
Six-month period ended 9-30-2018 (unaudited)	10.60	0.16	4		1.76	(4)	1.02	(4)	—		—		40
Year ended 3-31-2018	10.64	-0.65	6		1.80		0.78		—		—		24
Year ended 3-31-2017	10.80	0.12	10		1.74		0.71		—		—		65
Year ended 3-31-2016	10.87	0.12	14		1.71		0.54		—		—		46
Year ended 3-31-2015	10.92	0.75	13		1.72		0.52		—		—		39
Year ended 3-31-2014	10.90	-1.59	19		1.76		0.44		—		—		39
Class C Shares
Six-month period ended 9-30-2018 (unaudited)	10.60	0.22	44		1.65	(4)	1.13	(4)	—		—		40
Year ended 3-31-2018	10.64	-0.51	55		1.66		0.92		—		—		24
Year ended 3-31-2017	10.80	0.24	87		1.62		0.83		—		—		65
Year ended 3-31-2016	10.87	0.22	128		1.61		0.63		—		—		46
Year ended 3-31-2015	10.92	0.83	117		1.64		0.60		—		—		39
Year ended 3-31-2014	10.90	-1.47	131		1.63		0.56		—		—		39
Class E Shares
Six-month period ended 9-30-2018 (unaudited)	10.60	0.56	4		0.97	(4)	1.81	(4)	1.04	(4)	1.74	(4)	40
Year ended 3-31-2018	10.64	0.17	4		0.98		1.60		1.02		1.56		24
Year ended 3-31-2017	10.80	0.89	5		0.98		1.46		—		—		65
Year ended 3-31-2016	10.87	0.83	4		1.00		1.24		1.03		1.21		46
Year ended 3-31-2015	10.92	1.48	4		1.00		1.24		1.03		1.21		39
Year ended 3-31-2014	10.90	-0.85	3		1.00		1.20		1.02		1.18		39
Class I Shares
Six-month period ended 9-30-2018 (unaudited)	10.60	0.71	697		0.68	(4)	2.11	(4)	—		—		40
Year ended 3-31-2018	10.64	0.49	710		0.66		1.92		—		—		24
Year ended 3-31-2017	10.80	1.23	871		0.64		1.79		—		—		65
Year ended 3-31-2016	10.87	1.20	56		0.64		1.60		—		—		46
Year ended 3-31-2015	10.92	1.86	44		0.63		1.60		—		—		39
Year ended 3-31-2014	10.90	-0.50	49		0.64		1.54		—		—		39
Class N Shares
Six-month period ended 9-30-2018 (unaudited)	10.60	0.79	161		0.52	(4)	2.27	(4)	—		—		40
Year ended 3-31-2018	10.64	0.64	85		0.50		2.08		—		—		24
Year ended 3-31-2017	10.80	1.38	88		0.49		1.94		—		—		65
Year ended 3-31-2016	10.87	1.35	2		0.49		1.76		—		—		46
Year ended 3-31-2015(6)	10.92	1.31	3		0.48	(4)	1.75	(4)	—		—		39	(7)
Class R Shares
Six-month period ended 9-30-2018 (unaudited)	10.60	0.42	1		1.26	(4)	1.52	(4)	—		—		40
Year ended 3-31-2018	10.64	-0.12	1		1.26		1.32		—		—		24
Year ended 3-31-2017	10.80	0.62	1		1.24		1.21		—		—		65
Year ended 3-31-2016	10.87	0.59	1		1.24		0.98		—		—		46
Year ended 3-31-2015	10.92	1.24	1		1.23		1.00		—		—		39
Year ended 3-31-2014	10.90	-1.08	—	*	1.24		0.96		—		—		39
Class Y Shares
Six-month period ended 9-30-2018 (unaudited)	10.60	0.59	10		0.91	(4)	1.86	(4)	0.92	(4)	1.85	(4)	40
Year ended 3-31-2018	10.64	0.25	11		0.89		1.69		0.91		1.67		24
Year ended 3-31-2017	10.80	0.99	16		0.88		1.57		0.89		1.56		65
Year ended 3-31-2016	10.87	0.95	16		0.88		1.35		0.89		1.34		46
Year ended 3-31-2015	10.92	1.59	21		0.88		1.35		0.89		1.34		39
Year ended 3-31-2014	10.90	-0.74	26		0.89		1.30		0.90		1.29		39

(4)	Annualized.

(5)	These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Ivy Fund.

(6)	For the period from July 31, 2014 (commencement of operations of the class) through March 31, 2015.

(7)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2015.

See Accompanying Notes to Financial Statements.

2018	SEMIANNUAL REPORT	163

FINANCIAL HIGHLIGHTS	IVY FUNDS

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

IVY MANAGED INTERNATIONAL OPPORTUNITIES FUND

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 9-30-2018 (unaudited)	$11.87	$0.00 *	$(0.31)	$(0.31)	$—	$—	$—
Year ended 3-31-2018	10.58	0.14	1.44	1.58	(0.15)	(0.14)	(0.29)
Year ended 3-31-2017	9.46	0.08	1.14	1.22	(0.10)	—	(0.10)
Year ended 3-31-2016	10.52	0.07	(1.06)	(0.99)	(0.07)	—	(0.07)
Year ended 3-31-2015	10.15	0.14	0.37	0.51	(0.14)	—	(0.14)
Year ended 3-31-2014	8.98	0.11	1.17	1.28	(0.11)	—	(0.11)
Class B Shares(6)
Six-month period ended 9-30-2018 (unaudited)	11.61	(0.05)	(0.31)	(0.36)	—	—	—
Year ended 3-31-2018	10.35	0.03	1.44	1.47	(0.07)	(0.14)	(0.21)
Year ended 3-31-2017	9.25	0.01	1.13	1.14	(0.04)	—	(0.04)
Year ended 3-31-2016	10.33	(0.02)	(1.06)	(1.08)	— *	—	— *
Year ended 3-31-2015	9.99	0.06	0.36	0.42	(0.08)	—	(0.08)
Year ended 3-31-2014	8.85	0.03	1.17	1.20	(0.06)	—	(0.06)
Class C Shares
Six-month period ended 9-30-2018 (unaudited)	11.64	(0.04)	(0.31)	(0.35)	—	—	—
Year ended 3-31-2018	10.38	0.07	1.41	1.48	(0.08)	(0.14)	(0.22)
Year ended 3-31-2017	9.28	0.02	1.13	1.15	(0.05)	—	(0.05)
Year ended 3-31-2016	10.36	0.00 *	(1.07)	(1.07)	(0.01)	—	(0.01)
Year ended 3-31-2015	10.02	0.07	0.36	0.43	(0.09)	—	(0.09)
Year ended 3-31-2014	8.87	0.04	1.17	1.21	(0.06)	—	(0.06)
Class E Shares(7)
Six-month period ended 9-30-2018 (unaudited)	11.89	0.01	(0.32)	(0.31)	—	—	—
Year ended 3-31-2018	10.59	0.15	1.44	1.59	(0.15)	(0.14)	(0.29)
Year ended 3-31-2017	9.47	0.11	1.12	1.23	(0.11)	—	(0.11)
Year ended 3-31-2016	10.53	0.08	(1.06)	(0.98)	(0.08)	—	(0.08)
Year ended 3-31-2015	10.16	0.15	0.37	0.52	(0.15)	—	(0.15)
Year ended 3-31-2014	8.99	0.12	1.17	1.29	(0.12)	—	(0.12)
Class I Shares
Six-month period ended 9-30-2018 (unaudited)	11.93	0.02	(0.31)	(0.29)	—	—	—
Year ended 3-31-2018	10.63	0.18	1.43	1.61	(0.17)	(0.14)	(0.31)
Year ended 3-31-2017	9.50	0.16	1.10	1.26	(0.13)	—	(0.13)
Year ended 3-31-2016	10.54	0.13	(1.08)	(0.95)	(0.09)	—	(0.09)
Year ended 3-31-2015	10.17	0.19	0.35	0.54	(0.17)	—	(0.17)
Year ended 3-31-2014	9.01	0.14	1.15	1.29	(0.13)	—	(0.13)
Class N Shares
Six-month period ended 9-30-2018 (unaudited)	11.94	0.02	(0.31)	(0.29)	—	—	—
Year ended 3-31-2018(5)(8)	11.17	0.17	0.90	1.07	(0.16)	(0.14)	(0.30)
Class R Shares
Six-month period ended 9-30-2018 (unaudited)	11.83	(0.01)	(0.30)	(0.31)	—	—	—
Year ended 3-31-2018	10.55	0.13	1.42	1.55	(0.13)	(0.14)	(0.27)
Year ended 3-31-2017	9.44	0.09	1.11	1.20	(0.09)	—	(0.09)
Year ended 3-31-2016	10.50	0.06	(1.06)	(1.00)	(0.06)	—	(0.06)
Year ended 3-31-2015	10.13	0.13	0.37	0.50	(0.13)	—	(0.13)
Year ended 3-31-2014	8.97	0.10	1.16	1.26	(0.10)	—	(0.10)
Class Y Shares
Six-month period ended 9-30-2018 (unaudited)	11.87	0.01	(0.31)	(0.30)	—	—	—
Year ended 3-31-2018	10.58	0.15	1.43	1.58	(0.15)	(0.14)	(0.29)
Year ended 3-31-2017	9.46	0.11	1.12	1.23	(0.11)	—	(0.11)
Year ended 3-31-2016	10.51	0.07	(1.04)	(0.97)	(0.08)	—	(0.08)
Year ended 3-31-2015	10.14	0.17	0.35	0.52	(0.15)	—	(0.15)
Year ended 3-31-2014	8.97	0.13	1.16	1.29	(0.12)	—	(0.12)

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Does not include expenses of underlying Ivy Funds in which the Fund invests.

(4)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

164	SEMIANNUAL REPORT	2018

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)		Ratio of Expenses to Average Net Assets Including Expense Waiver(3)		Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver(3)		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)(4)		Ratio of Net Investment Income (Loss) to Average Net Assets Excluding Expense Waiver(3)(4)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 9-30-2018 (unaudited)	$11.56	-2.61%	$77		0.49	%(5)	0.05	%(5)	0.50	%(5)	0.04	%(5)	34%
Year ended 3-31-2018	11.87	14.95	84		0.49		1.17		0.49		1.17		10
Year ended 3-31-2017	10.58	13.00	73		0.49		0.88		0.52		0.85		24
Year ended 3-31-2016	9.46	-9.41	188		0.46		0.71		—		—		37
Year ended 3-31-2015	10.52	5.17	228		0.48		1.36		—		—		4
Year ended 3-31-2014	10.15	14.33	254		0.49		1.16		—		—		21
Class B Shares(6)
Six-month period ended 9-30-2018 (unaudited)	11.25	-3.10	—	*	1.40	(5)	-0.88	(5)	1.59	(5)	-1.07	(5)	34
Year ended 3-31-2018	11.61	14.28	1		1.40		0.24		1.47		0.17		10
Year ended 3-31-2017	10.35	12.39	1		1.40		0.12		1.47		0.05		24
Year ended 3-31-2016	9.25	-10.42	2		1.40		-0.24		1.48		-0.32		37
Year ended 3-31-2015	10.33	4.28	2		1.36		0.60		—		—		4
Year ended 3-31-2014	9.99	13.53	3		1.39		0.28		—		—		21
Class C Shares
Six-month period ended 9-30-2018 (unaudited)	11.29	-3.01	3		1.29	(5)	-0.75	(5)	—		—		34
Year ended 3-31-2018	11.64	14.34	3		1.28		0.57		—		—		10
Year ended 3-31-2017	10.38	12.44	4		1.27		0.25		—		—		24
Year ended 3-31-2016	9.28	-10.30	5		1.27		-0.04		—		—		37
Year ended 3-31-2015	10.36	4.32	5		1.29		0.73		—		—		4
Year ended 3-31-2014	10.02	13.57	6		1.26		0.43		—		—		21
Class E Shares(7)
Six-month period ended 9-30-2018 (unaudited)	11.58	-2.61	1		0.41	(5)	0.14	(5)	—		—		34
Year ended 3-31-2018	11.89	15.11	1		0.39		1.30		0.40		1.29		10
Year ended 3-31-2017	10.59	13.07	—	*	0.39		1.16		—		—		24
Year ended 3-31-2016	9.47	-9.36	—	*	0.39		0.79		—		—		37
Year ended 3-31-2015	10.53	5.25	—	*	0.39		1.49		—		—		4
Year ended 3-31-2014	10.16	14.38	—	*	0.40		1.24		—		—		21
Class I Shares
Six-month period ended 9-30-2018 (unaudited)	11.64	-2.43	116		0.16	(5)	0.37	(5)	0.18	(5)	0.35	(5)	34
Year ended 3-31-2018	11.93	15.23	142		0.16		1.55		0.18		1.53		10
Year ended 3-31-2017	10.63	13.32	109		0.16		1.56		0.16		1.56		24
Year ended 3-31-2016	9.50	-9.00	1		0.16		1.28		—		—		37
Year ended 3-31-2015	10.54	5.41	1		0.16		1.82		0.18		1.80		4
Year ended 3-31-2014	10.17	14.41	1		0.16		1.47		—		—		21
Class N Shares
Six-month period ended 9-30-2018 (unaudited)	11.65	-2.43	—	*	0.16	(5)	0.38	(5)	—		—		34
Year ended 3-31-2018(8)	11.94	9.67	—	*	0.15	(5)	1.89	(5)	—		—		10	(9)
Class R Shares
Six-month period ended 9-30-2018 (unaudited)	11.52	-2.62	1		0.66	(5)	-0.12	(5)	—		—		34
Year ended 3-31-2018	11.83	14.77	1		0.66		1.12		—		—		10
Year ended 3-31-2017	10.55	12.78	1		0.66		0.94		—		—		24
Year ended 3-31-2016	9.44	-9.55	1		0.64		0.55		—		—		37
Year ended 3-31-2015	10.50	5.07	1		0.63		1.26		—		—		4
Year ended 3-31-2014	10.13	14.12	1		0.63		1.01		—		—		21
Class Y Shares
Six-month period ended 9-30-2018 (unaudited)	11.57	-2.53	1		0.38	(5)	0.15	(5)	0.42	(5)	0.11	(5)	34
Year ended 3-31-2018	11.87	15.03	1		0.38		1.30		0.40		1.28		10
Year ended 3-31-2017	10.58	13.10	1		0.38		1.15		0.42		1.11		24
Year ended 3-31-2016	9.46	-9.28	1		0.38		0.68		0.40		0.66		37
Year ended 3-31-2015	10.51	5.26	2		0.38		1.63		0.47		1.54		4
Year ended 3-31-2014	10.14	14.42	2		0.40		1.33		—		—		21

(5)	Annualized.

(6)	These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Ivy Fund.

(7)	Class share is closed to investment.

(8)	For the period from July 5, 2017 (commencement of operations of the class) through March 31, 2018.

(9)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2018.

See Accompanying Notes to Financial Statements.

2018	SEMIANNUAL REPORT	165

FINANCIAL HIGHLIGHTS	IVY FUNDS

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

IVY MICRO CAP GROWTH FUND

	Net Asset Value, Beginning of Period	Net Investment Loss(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 9-30-2018 (unaudited)	$26.19	$(0.19)	$7.49	$7.30	$—	$—	$—
Year ended 3-31-2018	23.67	(0.32)	2.84	2.52	—	—	—
Year ended 3-31-2017	18.14	(0.29)	6.14	5.85	—	(0.32)	(0.32)
Year ended 3-31-2016	24.73	(0.32)	(5.37)	(5.69)	—	(0.90)	(0.90)
Year ended 3-31-2015	27.31	(0.36)	(0.82)	(1.18)	—	(1.40)	(1.40)
Year ended 3-31-2014	20.45	(0.36)	8.65	8.29	—	(1.43)	(1.43)
Class B Shares(4)
Six-month period ended 9-30-2018 (unaudited)	24.35	(0.31)	6.95	6.64	—	—	—
Year ended 3-31-2018	22.21	(0.51)	2.65	2.14	—	—	—
Year ended 3-31-2017	17.20	(0.47)	5.80	5.33	—	(0.32)	(0.32)
Year ended 3-31-2016	23.70	(0.49)	(5.11)	(5.60)	—	(0.90)	(0.90)
Year ended 3-31-2015	26.23	(0.56)	(0.79)	(1.35)	—	(1.18)	(1.18)
Year ended 3-31-2014	19.86	(0.57)	8.36	7.79	—	(1.42)	(1.42)
Class C Shares
Six-month period ended 9-30-2018 (unaudited)	24.79	(0.29)	7.08	6.79	—	—	—
Year ended 3-31-2018	22.58	(0.48)	2.69	2.21	—	—	—
Year ended 3-31-2017	17.45	(0.45)	5.90	5.45	—	(0.32)	(0.32)
Year ended 3-31-2016	24.00	(0.47)	(5.18)	(5.65)	—	(0.90)	(0.90)
Year ended 3-31-2015	26.56	(0.53)	(0.80)	(1.33)	—	(1.23)	(1.23)
Year ended 3-31-2014	20.05	(0.52)	8.45	7.93	—	(1.42)	(1.42)
Class I Shares
Six-month period ended 9-30-2018 (unaudited)	26.97	(0.15)	7.71	7.56	—	—	—
Year ended 3-31-2018	24.28	(0.23)	2.92	2.69	—	—	—
Year ended 3-31-2017	18.53	(0.23)	6.30	6.07	—	(0.32)	(0.32)
Year ended 3-31-2016	25.12	(0.22)	(5.47)	(5.69)	—	(0.90)	(0.90)
Year ended 3-31-2015	27.65	(0.27)	(0.83)	(1.10)	—	(1.43)	(1.43)
Year ended 3-31-2014	20.65	(0.26)	8.75	8.49	—	(1.49)	(1.49)
Class N Shares
Six-month period ended 9-30-2018 (unaudited)	27.18	(0.12)	7.77	7.65	—	—	—
Year ended 3-31-2018	24.43	(0.19)	2.94	2.75	—	—	—
Year ended 3-31-2017	18.61	(0.18)	6.32	6.14	—	(0.32)	(0.32)
Year ended 3-31-2016	25.19	(0.19)	(5.49)	(5.68)	—	(0.90)	(0.90)
Year ended 3-31-2015(5)	23.73	(0.15)	3.01	2.86	—	(1.40)	(1.40)
Class R Shares
Six-month period ended 9-30-2018 (unaudited)	26.00	(0.23)	7.43	7.20	—	—	—
Year ended 3-31-2018	23.55	(0.36)	2.81	2.45	—	—	—
Year ended 3-31-2017	18.08	(0.34)	6.13	5.79	—	(0.32)	(0.32)
Year ended 3-31-2016	24.69	(0.35)	(5.36)	(5.71)	—	(0.90)	(0.90)
Year ended 3-31-2015	27.27	(0.41)	(0.81)	(1.22)	—	(1.36)	(1.36)
Year ended 3-31-2014	20.45	(0.40)	8.64	8.24	—	(1.42)	(1.42)
Class Y Shares
Six-month period ended 9-30-2018 (unaudited)	27.12	(0.18)	7.76	7.58	—	—	—
Year ended 3-31-2018	24.47	(0.29)	2.94	2.65	—	—	—
Year ended 3-31-2017	18.72	(0.27)	6.34	6.07	—	(0.32)	(0.32)
Year ended 3-31-2016	25.44	(0.28)	(5.54)	(5.82)	—	(0.90)	(0.90)
Year ended 3-31-2015	28.02	(0.33)	(0.84)	(1.17)	—	(1.41)	(1.41)
Year ended 3-31-2014	20.51	(0.33)	9.29	8.96	—	(1.45)	(1.45)

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Annualized.

(4)	These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Ivy Fund.

(5)	For the period from July 31, 2014 (commencement of operations of the class) through March 31, 2015.

(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2015.

166	SEMIANNUAL REPORT	2018

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)		Ratio of Expenses to Average Net Assets		Ratio of Net Investment Loss to Average Net Assets		Portfolio Turnover Rate
Class A Shares
Six-month period ended 9-30-2018 (unaudited)	$33.49	27.82%	$104		1.60	%(3)	-1.22	%(3)	11%
Year ended 3-31-2018	26.19	10.69	77		1.63		-1.27		26
Year ended 3-31-2017	23.67	32.21	82		1.68		-1.36		32
Year ended 3-31-2016	18.14	-23.51	130		1.69		-1.42		84
Year ended 3-31-2015	24.73	-3.91	199		1.64		-1.50		47
Year ended 3-31-2014	27.31	41.32	213		1.64		-1.45		67
Class B Shares(4)
Six-month period ended 9-30-2018 (unaudited)	30.99	27.27	2		2.53	(3)	-2.15	(3)	11
Year ended 3-31-2018	24.35	9.64	1		2.57		-2.20		26
Year ended 3-31-2017	22.21	30.94	2		2.60		-2.28		32
Year ended 3-31-2016	17.20	-24.16	1		2.57		-2.29		84
Year ended 3-31-2015	23.70	-4.80	2		2.54		-2.40		47
Year ended 3-31-2014	26.23	39.96	3		2.59		-2.40		67
Class C Shares
Six-month period ended 9-30-2018 (unaudited)	31.58	27.39	8		2.35	(3)	-1.97	(3)	11
Year ended 3-31-2018	24.79	9.79	6		2.40		-2.04		26
Year ended 3-31-2017	22.58	31.19	7		2.45		-2.14		32
Year ended 3-31-2016	17.45	-24.06	7		2.42		-2.15		84
Year ended 3-31-2015	24.00	-4.63	10		2.39		-2.25		47
Year ended 3-31-2014	26.56	40.28	14		2.35		-2.15		67
Class I Shares
Six-month period ended 9-30-2018 (unaudited)	34.53	28.03	87		1.30	(3)	-0.92	(3)	11
Year ended 3-31-2018	26.97	11.08	68		1.27		-0.91		26
Year ended 3-31-2017	24.28	32.72	71		1.27		-0.99		32
Year ended 3-31-2016	18.53	-23.14	10		1.25		-0.96		84
Year ended 3-31-2015	25.12	-3.56	21		1.24		-1.09		47
Year ended 3-31-2014	27.65	41.90	34		1.23		-1.01		67
Class N Shares
Six-month period ended 9-30-2018 (unaudited)	34.83	28.15	5		1.13	(3)	-0.74	(3)	11
Year ended 3-31-2018	27.18	11.26	2		1.12		-0.73		26
Year ended 3-31-2017	24.43	32.96	2		1.09		-0.79		32
Year ended 3-31-2016	18.61	-23.03	2		1.08		-0.84		84
Year ended 3-31-2015(5)	25.19	12.53	2		1.08	(3)	-0.94	(3)	47	(6)
Class R Shares
Six-month period ended 9-30-2018 (unaudited)	33.20	27.68	1		1.86	(3)	-1.48	(3)	11
Year ended 3-31-2018	26.00	10.45	—	*	1.84		-1.46		26
Year ended 3-31-2017	23.55	31.99	1		1.85		-1.57		32
Year ended 3-31-2016	18.08	-23.63	1		1.84		-1.58		84
Year ended 3-31-2015	24.69	-4.08	1		1.83		-1.69		47
Year ended 3-31-2014	27.27	41.09	—	*	1.84		-1.66		67
Class Y Shares
Six-month period ended 9-30-2018 (unaudited)	34.70	27.90	1		1.51	(3)	-1.13	(3)	11
Year ended 3-31-2018	27.12	10.87	1		1.49		-1.13		26
Year ended 3-31-2017	24.47	32.39	1		1.51		-1.20		32
Year ended 3-31-2016	18.72	-23.36	1		1.50		-1.21		84
Year ended 3-31-2015	25.44	-3.77	2		1.49		-1.34		47
Year ended 3-31-2014	28.02	44.49	3		1.50		-1.30		67

See Accompanying Notes to Financial Statements.

2018	SEMIANNUAL REPORT	167

FINANCIAL HIGHLIGHTS	IVY FUNDS

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

IVY MID CAP GROWTH FUND

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 9-30-2018 (unaudited)	$23.99	$(0.07)	$3.78	$3.71	$—	$—	$—
Year ended 3-31-2018	20.81	(0.11)	5.11	5.00	—	(1.82)	(1.82)
Year ended 3-31-2017	18.96	(0.08)	2.71	2.63	—	(0.78)	(0.78)
Year ended 3-31-2016	23.43	(0.06)	(2.33)	(2.39)	—	(2.08)	(2.08)
Year ended 3-31-2015	23.45	(0.12)	2.49	2.37	—	(2.39)	(2.39)
Year ended 3-31-2014	20.22	(0.14)	4.17	4.03	—	(0.80)	(0.80)
Class B Shares(5)
Six-month period ended 9-30-2018 (unaudited)	19.11	(0.14)	3.01	2.87	—	—	—
Year ended 3-31-2018	17.02	(0.23)	4.14	3.91	—	(1.82)	(1.82)
Year ended 3-31-2017	15.76	(0.20)	2.24	2.04	—	(0.78)	(0.78)
Year ended 3-31-2016	19.84	(0.19)	(1.96)	(2.15)	—	(1.93)	(1.93)
Year ended 3-31-2015	20.30	(0.25)	2.13	1.88	—	(2.34)	(2.34)
Year ended 3-31-2014	17.66	(0.27)	3.61	3.34	—	(0.70)	(0.70)
Class C Shares
Six-month period ended 9-30-2018 (unaudited)	20.44	(0.14)	3.22	3.08	—	—	—
Year ended 3-31-2018	18.09	(0.24)	4.41	4.17	—	(1.82)	(1.82)
Year ended 3-31-2017	16.69	(0.20)	2.38	2.18	—	(0.78)	(0.78)
Year ended 3-31-2016	20.88	(0.19)	(2.07)	(2.26)	—	(1.93)	(1.93)
Year ended 3-31-2015	21.24	(0.26)	2.25	1.99	—	(2.35)	(2.35)
Year ended 3-31-2014	18.44	(0.26)	3.77	3.51	—	(0.71)	(0.71)
Class E Shares
Six-month period ended 9-30-2018 (unaudited)	23.41	(0.07)	3.68	3.61	—	—	—
Year ended 3-31-2018	20.34	(0.11)	5.00	4.89	—	(1.82)	(1.82)
Year ended 3-31-2017	18.54	(0.09)	2.67	2.58	—	(0.78)	(0.78)
Year ended 3-31-2016	22.92	(0.08)	(2.29)	(2.37)	—	(2.01)	(2.01)
Year ended 3-31-2015	23.02	(0.19)	2.46	2.27	—	(2.37)	(2.37)
Year ended 3-31-2014	19.90	(0.20)	4.09	3.89	—	(0.77)	(0.77)
Class I Shares
Six-month period ended 9-30-2018 (unaudited)	25.83	(0.03)	4.07	4.04	—	—	—
Year ended 3-31-2018	22.23	(0.05)	5.47	5.42	—	(1.82)	(1.82)
Year ended 3-31-2017	20.15	(0.03)	2.89	2.86	—	(0.78)	(0.78)
Year ended 3-31-2016	24.77	0.00 *	(2.46)	(2.46)	—	(2.16)	(2.16)
Year ended 3-31-2015	24.60	(0.05)	2.63	2.58	—	(2.41)	(2.41)
Year ended 3-31-2014	21.17	(0.07)	4.36	4.29	—	(0.86)	(0.86)
Class N Shares
Six-month period ended 9-30-2018 (unaudited)	26.02	(0.02)	4.11	4.09	—	—	—
Year ended 3-31-2018	22.35	(0.01)	5.50	5.49	—	(1.82)	(1.82)
Year ended 3-31-2017	20.22	0.00 *	2.91	2.91	—	(0.78)	(0.78)
Year ended 3-31-2016	24.81	0.05	(2.48)	(2.43)	—	(2.16)	(2.16)
Year ended 3-31-2015(6)	24.38	(0.02)	2.84	2.82	—	(2.39)	(2.39)
Class R Shares
Six-month period ended 9-30-2018 (unaudited)	23.40	(0.11)	3.68	3.57	—	—	—
Year ended 3-31-2018	20.40	(0.18)	5.00	4.82	—	(1.82)	(1.82)
Year ended 3-31-2017	18.65	(0.14)	2.67	2.53	—	(0.78)	(0.78)
Year ended 3-31-2016	23.08	(0.13)	(2.29)	(2.42)	—	(2.01)	(2.01)
Year ended 3-31-2015	23.18	(0.18)	2.45	2.27	—	(2.37)	(2.37)
Year ended 3-31-2014	20.02	(0.19)	4.12	3.93	—	(0.77)	(0.77)
Class Y Shares
Six-month period ended 9-30-2018 (unaudited)	25.06	(0.07)	3.95	3.88	—	—	—
Year ended 3-31-2018	21.66	(0.10)	5.32	5.22	—	(1.82)	(1.82)
Year ended 3-31-2017	19.69	(0.08)	2.83	2.75	—	(0.78)	(0.78)
Year ended 3-31-2016	24.26	(0.06)	(2.41)	(2.47)	—	(2.10)	(2.10)
Year ended 3-31-2015	24.18	(0.11)	2.58	2.47	—	(2.39)	(2.39)
Year ended 3-31-2014	20.83	(0.12)	4.30	4.18	—	(0.83)	(0.83)

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)	Annualized.

168	SEMIANNUAL REPORT	2018

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Loss to Average Net Assets Excluding Expense Waiver(3)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 9-30-2018 (unaudited)	$27.70	15.46%	$1,761	1.24	%(4)	-0.54	%(4)	1.25	%(4)	-0.55	%(4)	15%
Year ended 3-31-2018	23.99	24.56	1,600	1.31	(9)	-0.48		1.31		-0.48		26
Year ended 3-31-2017	20.81	13.99	428	1.31		-0.39		1.35		-0.43		14
Year ended 3-31-2016	18.96	-10.27	787	1.29		-0.30		—		—		38
Year ended 3-31-2015	23.43	10.73	1,025	1.28		-0.50		1.29		-0.51		35
Year ended 3-31-2014	23.45	20.09	1,558	1.34		-0.63		—		—		43
Class B Shares(5)
Six-month period ended 9-30-2018 (unaudited)	21.98	14.96	20	2.08	(4)	-1.38	(4)	2.11	(4)	-1.41	(4)	15
Year ended 3-31-2018	19.11	23.66	20	2.09		-1.26		—		—		26
Year ended 3-31-2017	17.02	13.07	17	2.10		-1.24		—		—		14
Year ended 3-31-2016	15.76	-10.95	19	2.05		-1.06		—		—		38
Year ended 3-31-2015	19.84	9.94	24	2.05		-1.26		—		—		35
Year ended 3-31-2014	20.30	19.14	26	2.10		-1.39		—		—		43
Class C Shares
Six-month period ended 9-30-2018 (unaudited)	23.52	15.07	228	1.94	(4)	-1.24	(4)	1.95	(4)	-1.25	(4)	15
Year ended 3-31-2018	20.44	23.64	203	2.02		-1.20		—		—		26
Year ended 3-31-2017	18.09	13.19	213	2.04		-1.16		—		—		14
Year ended 3-31-2016	16.69	-10.92	264	2.01		-1.02		—		—		38
Year ended 3-31-2015	20.88	10.00	343	2.01		-1.22		—		—		35
Year ended 3-31-2014	21.24	19.25	295	2.01		-1.31		—		—		43
Class E Shares
Six-month period ended 9-30-2018 (unaudited)	27.02	15.42	12	1.29	(4)	-0.59	(4)	1.46	(4)	-0.76	(4)	15
Year ended 3-31-2018	23.41	24.59	11	1.30		-0.48		1.57		-0.75		26
Year ended 3-31-2017	20.34	14.04	9	1.30		-0.47		1.65		-0.82		14
Year ended 3-31-2016	18.54	-10.41	7	1.41		-0.41		1.63		-0.63		38
Year ended 3-31-2015	22.92	10.46	7	1.60		-0.82		1.63		-0.85		35
Year ended 3-31-2014	23.02	19.75	6	1.60		-0.90		1.71		-1.01		43
Class I Shares
Six-month period ended 9-30-2018 (unaudited)	29.87	15.64	2,080	0.93	(4)(8)	-0.23	(4)	1.01	(4)	-0.31	(4)	15
Year ended 3-31-2018	25.83	24.89	1,869	1.03		-0.20		—		—		26
Year ended 3-31-2017	22.23	14.31	1,112	1.04		-0.15		—		—		14
Year ended 3-31-2016	20.15	-10.00	1,423	1.00		-0.01		—		—		38
Year ended 3-31-2015	24.77	11.09	2,933	0.99		-0.19		—		—		35
Year ended 3-31-2014	24.60	20.52	2,098	0.99		-0.28		—		—		43
Class N Shares
Six-month period ended 9-30-2018 (unaudited)	30.11	15.72	328	0.82	(4)	-0.12	(4)	0.84	(4)	-0.14	(4)	15
Year ended 3-31-2018	26.02	25.07	135	0.88		-0.05		—		—		26
Year ended 3-31-2017	22.35	14.51	65	0.87		-0.02		—		—		14
Year ended 3-31-2016	20.22	-9.85	77	0.85		0.24		—		—		38
Year ended 3-31-2015(6)	24.81	12.18	27	0.84	(4)	-0.15	(4)	—		—		35	(7)
Class R Shares
Six-month period ended 9-30-2018 (unaudited)	26.97	15.26	66	1.57	(4)	-0.86	(4)	1.58	(4)	-0.87	(4)	15
Year ended 3-31-2018	23.40	24.17	50	1.63		-0.80		—		—		26
Year ended 3-31-2017	20.40	13.68	55	1.62		-0.75		—		—		14
Year ended 3-31-2016	18.65	-10.55	71	1.60		-0.61		—		—		38
Year ended 3-31-2015	23.08	10.40	96	1.59		-0.80		—		—		35
Year ended 3-31-2014	23.18	19.83	103	1.59		-0.89		—		—		43
Class Y Shares
Six-month period ended 9-30-2018 (unaudited)	28.94	15.48	278	1.22	(4)	-0.52	(4)	1.23	(4)	-0.53	(4)	15
Year ended 3-31-2018	25.06	24.61	259	1.27		-0.44		—		—		26
Year ended 3-31-2017	21.66	14.08	321	1.26		-0.38		—		—		14
Year ended 3-31-2016	19.69	-10.26	471	1.24		-0.25		—		—		38
Year ended 3-31-2015	24.26	10.82	706	1.23		-0.44		—		—		35
Year ended 3-31-2014	24.18	20.21	694	1.23		-0.53		—		—		43

(5)	These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Ivy Fund.

(6)	For the period from July 31, 2014 (commencement of operations of the class) through March 31, 2015.

(7)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2015.

(8)	Expense ratio based on the period excluding reorganization expense was 0.92%.

(9)	Expense ratio based on the period excluding reorganization expenses was 1.30%.

See Accompanying Notes to Financial Statements.

2018	SEMIANNUAL REPORT	169

FINANCIAL HIGHLIGHTS	IVY FUNDS

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

IVY MID CAP INCOME OPPORTUNITIES FUND

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains		Total Distributions
Class A Shares
Six-month period ended 9-30-2018 (unaudited)	$13.76	$0.11	$1.12	$1.23	$(0.10)	$—		$(0.10)
Year ended 3-31-2018	12.68	0.18	1.08	1.26	(0.18)	—		(0.18)
Year ended 3-31-2017	10.93	0.15	1.71	1.86	(0.11)	—		(0.11)
Year ended 3-31-2016	11.10	0.15	(0.15)	0.00 *	(0.15)	(0.02)		(0.17)
Year ended 3-31-2015(5)	10.00	0.10	1.05	1.15	(0.05)	—	*	(0.05)
Class C Shares
Six-month period ended 9-30-2018 (unaudited)	13.70	0.06	1.11	1.17	(0.04)	—		(0.04)
Year ended 3-31-2018	12.62	0.08	1.08	1.16	(0.08)	—		(0.08)
Year ended 3-31-2017	10.91	0.07	1.70	1.77	(0.06)	—		(0.06)
Year ended 3-31-2016	11.10	0.08	(0.16)	(0.08)	(0.09)	(0.02)		(0.11)
Year ended 3-31-2015(5)	10.00	0.05	1.07	1.12	(0.02)	—	*	(0.02)
Class E Shares
Six-month period ended 9-30-2018 (unaudited)	13.77	0.13	1.11	1.24	(0.11)	—		(0.11)
Year ended 3-31-2018	12.68	0.20	1.09	1.29	(0.20)	—		(0.20)
Year ended 3-31-2017	10.93	0.18	1.70	1.88	(0.13)	—		(0.13)
Year ended 3-31-2016	11.11	0.16	(0.16)	0.00 *	(0.16)	(0.02)		(0.18)
Year ended 3-31-2015(5)	10.00	0.09	1.07	1.16	(0.05)	—	*	(0.05)
Class I Shares
Six-month period ended 9-30-2018 (unaudited)	13.78	0.14	1.11	1.25	(0.12)	—		(0.12)
Year ended 3-31-2018	12.70	0.21	1.09	1.30	(0.22)	—		(0.22)
Year ended 3-31-2017	10.94	0.19	1.72	1.91	(0.15)	—		(0.15)
Year ended 3-31-2016	11.11	0.19	(0.16)	0.03	(0.18)	(0.02)		(0.20)
Year ended 3-31-2015(5)	10.00	0.10	1.08	1.18	(0.07)	—	*	(0.07)
Class N Shares
Six-month period ended 9-30-2018 (unaudited)	13.78	0.14	1.12	1.26	(0.12)	—		(0.12)
Year ended 3-31-2018	12.70	0.23	1.09	1.32	(0.24)	—		(0.24)
Year ended 3-31-2017	10.94	0.20	1.71	1.91	(0.15)	—		(0.15)
Year ended 3-31-2016	11.11	0.19	(0.16)	0.03	(0.18)	(0.02)		(0.20)
Year ended 3-31-2015(5)	10.00	0.10	1.08	1.18	(0.07)	—	*	(0.07)
Class R Shares
Six-month period ended 9-30-2018 (unaudited)	13.74	0.09	1.11	1.20	(0.07)	—		(0.07)
Year ended 3-31-2018	12.65	0.13	1.09	1.22	(0.13)	—		(0.13)
Year ended 3-31-2017	10.92	0.12	1.69	1.81	(0.08)	—		(0.08)
Year ended 3-31-2016	11.10	0.11	(0.16)	(0.05)	(0.11)	(0.02)		(0.13)
Year ended 3-31-2015(5)	10.00	0.06	1.07	1.13	(0.03)	—	*	(0.03)
Class Y Shares
Six-month period ended 9-30-2018 (unaudited)	13.76	0.12	1.11	1.23	(0.10)	—		(0.10)
Year ended 3-31-2018	12.68	0.18	1.08	1.26	(0.18)	—		(0.18)
Year ended 3-31-2017	10.93	0.15	1.71	1.86	(0.11)	—		(0.11)
Year ended 3-31-2016	11.11	0.16	(0.17)	(0.01)	(0.15)	(0.02)		(0.17)
Year ended 3-31-2015(5)	10.00	0.09	1.07	1.16	(0.05)	—	*	(0.05)

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)	Annualized.

(5)	For the period from October 1, 2014 (commencement of operations of the class) through March 31, 2015.

(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2015.

(7)	Ratio of expenses to average net assets excluding offering cost was 1.31%.

(8)	Ratio of expenses to average net assets excluding offering cost was 1.16%.

(9)	Ratio of expenses to average net assets excluding offering cost was 2.03%.

(10)	Ratio of expenses to average net assets excluding offering cost was 1.88%.

170	SEMIANNUAL REPORT	2018

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Income to Average Net Assets Excluding Expense Waiver(3)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 9-30-2018 (unaudited)	$14.89	8.91%	$111	1.35	%(4)	1.59	%(4)	1.39	%(4)	1.55	%(4)	8%
Year ended 3-31-2018	13.76	9.98	103	1.35		1.34		1.40		1.29		42
Year ended 3-31-2017	12.68	17.10	119	1.35		1.27		1.45		1.17		28
Year ended 3-31-2016	10.93	0.06	95	1.35	(7)	1.44		1.66		1.13		26
Year ended 3-31-2015(5)	11.10	11.56	43	1.35	(4)(8)	1.83	(4)	1.60	(4)	1.58	(4)	10	(6)
Class C Shares
Six-month period ended 9-30-2018 (unaudited)	14.83	8.49	12	2.07	(4)	0.87	(4)	2.14	(4)	0.80	(4)	8
Year ended 3-31-2018	13.70	9.30	11	2.07		0.63		2.17		0.53		42
Year ended 3-31-2017	12.62	16.19	15	2.07		0.51		2.13		0.45		28
Year ended 3-31-2016	10.91	-0.70	5	2.07	(9)	0.72		2.28		0.51		26
Year ended 3-31-2015(5)	11.10	11.26	3	2.07	(4)(10)	0.98	(4)	2.22	(4)	0.83	(4)	10	(6)
Class E Shares
Six-month period ended 9-30-2018 (unaudited)	14.90	9.00	3	1.19	(4)	1.75	(4)	—		—		8
Year ended 3-31-2018	13.77	10.25	3	1.18		1.50		—		—		42
Year ended 3-31-2017	12.68	17.21	3	1.23		1.47		—		—		28
Year ended 3-31-2016	10.93	0.01	2	1.30	(11)	1.50		1.41		1.39		26
Year ended 3-31-2015(5)	11.11	11.68	2	1.30	(4)(12)	1.70	(4)	1.42	(4)	1.58	(4)	10	(6)
Class I Shares
Six-month period ended 9-30-2018 (unaudited)	14.91	9.06	216	1.05	(4)	1.90	(4)	1.12	(4)	1.83	(4)	8
Year ended 3-31-2018	13.78	10.30	166	1.05		1.62		1.12		1.55		42
Year ended 3-31-2017	12.70	17.49	174	1.04		1.49		1.11		1.42		28
Year ended 3-31-2016	10.94	0.28	8	1.05	(13)	1.76		1.30		1.51		26
Year ended 3-31-2015(5)	11.11	11.81	9	1.05	(4)(14)	1.97	(4)	1.32	(4)	1.70	(4)	10	(6)
Class N Shares
Six-month period ended 9-30-2018 (unaudited)	14.92	9.17	55	0.95	(4)	1.99	(4)	—		—		8
Year ended 3-31-2018	13.78	10.43	48	0.95		1.70		—		—		42
Year ended 3-31-2017	12.70	17.54	5	0.98		1.65		—		—		28
Year ended 3-31-2016	10.94	0.28	3	1.05	(15)	1.75		1.16		1.64		26
Year ended 3-31-2015(5)	11.11	11.81	3	1.05	(4)(16)	1.97	(4)	1.18	(4)	1.84	(4)	10	(6)
Class R Shares
Six-month period ended 9-30-2018 (unaudited)	14.87	8.75	3	1.69	(4)	1.25	(4)	—		—		8
Year ended 3-31-2018	13.74	9.66	3	1.68		1.00		—		—		42
Year ended 3-31-2017	12.65	16.58	3	1.73		0.97		—		—		28
Year ended 3-31-2016	10.92	-0.41	2	1.80	(17)	1.00		1.91		0.89		26
Year ended 3-31-2015(5)	11.10	11.38	2	1.80	(4)(18)	1.20	(4)	1.92	(4)	1.08	(4)	10	(6)
Class Y Shares
Six-month period ended 9-30-2018 (unaudited)	14.89	8.91	9	1.35	(4)	1.62	(4)	—		—		8
Year ended 3-31-2018	13.76	9.99	6	1.35		1.33		1.36		1.32		42
Year ended 3-31-2017	12.68	17.10	8	1.35		1.28		1.37		1.26		28
Year ended 3-31-2016	10.93	-0.03	5	1.35	(19)	1.46		1.58		1.23		26
Year ended 3-31-2015(5)	11.11	11.66	4	1.35	(4)(20)	1.73	(4)	1.57	(4)	1.51	(4)	10	(6)

(11)	Ratio of expenses to average net assets excluding offering cost was 1.26%.

(12)	Ratio of expenses to average net assets excluding offering cost was 1.11%.

(13)	Ratio of expenses to average net assets excluding offering cost was 1.01%.

(14)	Ratio of expenses to average net assets excluding offering cost was 0.86%.

(15)	Ratio of expenses to average net assets excluding offering cost was 1.76%.

(16)	Ratio of expenses to average net assets excluding offering cost was 1.61%.

(17)	Ratio of expenses to average net assets excluding offering cost was 1.01%.

(18)	Ratio of expenses to average net assets excluding offering cost was 0.86%.

(19)	Ratio of expenses to average net assets excluding offering cost was 1.31%.

(20)	Ratio of expenses to average net assets excluding offering cost was 1.16%.

See Accompanying Notes to Financial Statements.

2018	SEMIANNUAL REPORT	171

FINANCIAL HIGHLIGHTS	IVY FUNDS

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

IVY MUNICIPAL BOND FUND

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 9-30-2018 (unaudited)	$11.72	$0.20	$(0.15)	$0.05	$(0.20)	$—	$(0.20)
Year ended 3-31-2018	11.82	0.42	(0.15)	0.27	(0.37)	—	(0.37)
Year ended 3-31-2017	12.13	0.28	(0.31)	(0.03)	(0.28)	—	(0.28)
Year ended 3-31-2016	12.07	0.28	0.06	0.34	(0.28)	—	(0.28)
Year ended 3-31-2015	11.74	0.31	0.33	0.64	(0.31)	—	(0.31)
Year ended 3-31-2014	12.19	0.34	(0.45)	(0.11)	(0.34)	—	(0.34)
Class B Shares(5)
Six-month period ended 9-30-2018 (unaudited)	11.72	0.16	(0.14)	0.02	(0.17)	—	(0.17)
Year ended 3-31-2018	11.82	0.29	(0.13)	0.16	(0.26)	—	(0.26)
Year ended 3-31-2017	12.13	0.19	(0.31)	(0.12)	(0.19)	—	(0.19)
Year ended 3-31-2016	12.07	0.19	0.06	0.25	(0.19)	—	(0.19)
Year ended 3-31-2015	11.74	0.22	0.33	0.55	(0.22)	—	(0.22)
Year ended 3-31-2014	12.19	0.25	(0.45)	(0.20)	(0.25)	—	(0.25)
Class C Shares
Six-month period ended 9-30-2018 (unaudited)	11.72	0.15	(0.14)	0.01	(0.16)	—	(0.16)
Year ended 3-31-2018	11.82	0.29	(0.13)	0.16	(0.26)	—	(0.26)
Year ended 3-31-2017	12.13	0.19	(0.31)	(0.12)	(0.19)	—	(0.19)
Year ended 3-31-2016	12.07	0.19	0.06	0.25	(0.19)	—	(0.19)
Year ended 3-31-2015	11.74	0.22	0.33	0.55	(0.22)	—	(0.22)
Year ended 3-31-2014	12.19	0.25	(0.45)	(0.20)	(0.25)	—	(0.25)
Class I Shares
Six-month period ended 9-30-2018 (unaudited)	11.72	0.21	(0.14)	0.07	(0.22)	—	(0.22)
Year ended 3-31-2018	11.82	0.43	(0.15)	0.28	(0.38)	—	(0.38)
Year ended 3-31-2017	12.13	0.31	(0.32)	(0.01)	(0.30)	—	(0.30)
Year ended 3-31-2016	12.07	0.31	0.05	0.36	(0.30)	—	(0.30)
Year ended 3-31-2015	11.74	0.33	0.34	0.67	(0.34)	—	(0.34)
Year ended 3-31-2014	12.19	0.36	(0.45)	(0.09)	(0.36)	—	(0.36)
Class N Shares
Six-month period ended 9-30-2018 (unaudited)	11.72	0.21	(0.14)	0.07	(0.22)	—	(0.22)
Year ended 3-31-2018(6)	11.90	0.33	(0.21)	0.12	(0.30)	—	(0.30)
Class Y Shares
Six-month period ended 9-30-2018 (unaudited)	11.72	0.20	(0.14)	0.06	(0.21)	—	(0.21)
Year ended 3-31-2018	11.82	0.38	(0.12)	0.26	(0.36)	—	(0.36)
Year ended 3-31-2017	12.13	0.28	(0.31)	(0.03)	(0.28)	—	(0.28)
Year ended 3-31-2016	12.07	0.28	0.06	0.34	(0.28)	—	(0.28)
Year ended 3-31-2015	11.74	0.31	0.33	0.64	(0.31)	—	(0.31)
Year ended 3-31-2014	12.19	0.34	(0.45)	(0.11)	(0.34)	—	(0.34)

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)	Annualized.

(5)	These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Ivy Fund.

172	SEMIANNUAL REPORT	2018

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Income to Average Net Assets Excluding Expense Waiver(3)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 9-30-2018 (unaudited)	$11.57	0.44%	$486	0.84	%(4)	3.42	%(4)	0.91	%(4)	3.35	%(4)	2%
Year ended 3-31-2018	11.72	2.28	523	0.87	(8)	3.52		0.92		3.47		0
Year ended 3-31-2017	11.82	-0.26	68	0.98		2.28		—		—		14
Year ended 3-31-2016	12.13	2.87	184	0.99		2.35		—		—		4
Year ended 3-31-2015	12.07	5.51	148	1.01		2.60		—		—		8
Year ended 3-31-2014	11.74	-0.86	113	1.02		2.90		—		—		7
Class B Shares(5)
Six-month period ended 9-30-2018 (unaudited)	11.57	0.17	2	1.58	(4)	2.66	(4)	—		—		2
Year ended 3-31-2018	11.72	1.38	2	1.74		2.44		—		—		0
Year ended 3-31-2017	11.82	-1.02	2	1.74		1.56		—		—		14
Year ended 3-31-2016	12.13	2.11	2	1.73		1.62		—		—		4
Year ended 3-31-2015	12.07	4.71	2	1.77		1.87		—		—		8
Year ended 3-31-2014	11.74	-1.63	2	1.79		2.12		—		—		7
Class C Shares
Six-month period ended 9-30-2018 (unaudited)	11.57	0.11	21	1.71	(4)	2.55	(4)	—		—		2
Year ended 3-31-2018	11.72	1.39	24	1.74		2.46		—		—		0
Year ended 3-31-2017	11.82	-1.01	25	1.73		1.57		—		—		14
Year ended 3-31-2016	12.13	2.12	31	1.73		1.61		—		—		4
Year ended 3-31-2015	12.07	4.72	24	1.76		1.86		—		—		8
Year ended 3-31-2014	11.74	-1.62	21	1.78		2.12		—		—		7
Class I Shares
Six-month period ended 9-30-2018 (unaudited)	11.57	0.62	317	0.70	(4)	3.55	(4)	0.74	(4)	3.51	(4)	2
Year ended 3-31-2018	11.72	2.36	326	0.75	(9)	3.58		0.75		3.58		0
Year ended 3-31-2017	11.82	-0.08	96	0.79		2.56		—		—		14
Year ended 3-31-2016	12.13	3.09	9	0.78		2.55		—		—		4
Year ended 3-31-2015	12.07	5.73	5	0.80		2.75		—		—		8
Year ended 3-31-2014	11.74	-0.65	2	0.81		3.11		—		—		7
Class N Shares
Six-month period ended 9-30-2018 (unaudited)	11.57	0.63	1	0.60	(4)	3.65	(4)	—		—		2
Year ended 3-31-2018(6)	11.72	1.09	1	0.60	(4)	3.74	(4)	—		—		0	(7)
Class Y Shares
Six-month period ended 9-30-2018 (unaudited)	11.57	0.50	1	0.84	(4)	3.41	(4)	0.98	(4)	3.27	(4)	2
Year ended 3-31-2018	11.72	2.23	1	0.90	(8)	3.22		1.02		3.10		0
Year ended 3-31-2017	11.82	-0.26	1	0.98		2.33		1.03		2.28		14
Year ended 3-31-2016	12.13	2.87	1	0.99		2.35		1.03		2.31		4
Year ended 3-31-2015	12.07	5.52	1	1.01		2.60		1.05		2.56		8
Year ended 3-31-2014	11.74	-0.87	1	1.02		2.89		1.06		2.85		7

(6)	For the period from July 5, 2017 (commencement of operations of the class) through March 31, 2018.

(7)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2018.

(8)	Expense ratio based on the period excluding reorganization expense was 0.86%.

(9)	Expense ratio based on the period excluding reorganization expenses was 0.74%.

See Accompanying Notes to Financial Statements.

2018	SEMIANNUAL REPORT	173

FINANCIAL HIGHLIGHTS	IVY FUNDS

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

IVY MUNICIPAL HIGH INCOME FUND

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains		Total Distributions
Class A Shares
Six-month period ended 9-30-2018 (unaudited)	$5.05	$0.11	$(0.04)	$0.07	$(0.11)	$—		$(0.11)
Year ended 3-31-2018	5.09	0.16	0.00 *	0.16	(0.20)	—	*	(0.20)
Year ended 3-31-2017	5.28	0.23	(0.19)	0.04	(0.23)	—		(0.23)
Year ended 3-31-2016	5.31	0.22	(0.03)	0.19	(0.22)	—		(0.22)
Year ended 3-31-2015	5.03	0.23	0.28	0.51	(0.23)	—		(0.23)
Year ended 3-31-2014	5.47	0.24	(0.42)	(0.18)	(0.24)	(0.02)		(0.26)
Class B Shares(5)
Six-month period ended 9-30-2018 (unaudited)	5.05	0.10	(0.04)	0.06	(0.10)	—		(0.10)
Year ended 3-31-2018	5.09	0.18	(0.05)	0.13	(0.17)	—	*	(0.17)
Year ended 3-31-2017	5.28	0.19	(0.19)	0.00 *	(0.19)	—		(0.19)
Year ended 3-31-2016	5.31	0.18	(0.03)	0.15	(0.18)	—		(0.18)
Year ended 3-31-2015	5.03	0.19	0.28	0.47	(0.19)	—		(0.19)
Year ended 3-31-2014	5.47	0.20	(0.42)	(0.22)	(0.20)	(0.02)		(0.22)
Class C Shares
Six-month period ended 9-30-2018 (unaudited)	5.05	0.10	(0.04)	0.06	(0.10)	—		(0.10)
Year ended 3-31-2018	5.09	0.19	(0.06)	0.13	(0.17)	—	*	(0.17)
Year ended 3-31-2017	5.28	0.19	(0.19)	0.00 *	(0.19)	—		(0.19)
Year ended 3-31-2016	5.31	0.18	(0.03)	0.15	(0.18)	—		(0.18)
Year ended 3-31-2015	5.03	0.19	0.28	0.47	(0.19)	—		(0.19)
Year ended 3-31-2014	5.47	0.20	(0.42)	(0.22)	(0.20)	(0.02)		(0.22)
Class I Shares
Six-month period ended 9-30-2018 (unaudited)	5.05	0.12	(0.04)	0.08	(0.12)	—		(0.12)
Year ended 3-31-2018	5.09	0.23	(0.06)	0.17	(0.21)	—	*	(0.21)
Year ended 3-31-2017	5.28	0.24	(0.19)	0.05	(0.24)	—		(0.24)
Year ended 3-31-2016	5.31	0.23	(0.03)	0.20	(0.23)	—		(0.23)
Year ended 3-31-2015	5.03	0.24	0.28	0.52	(0.24)	—		(0.24)
Year ended 3-31-2014	5.47	0.24	(0.42)	(0.18)	(0.24)	(0.02)		(0.26)
Class N Shares
Six-month period ended 9-30-2018 (unaudited)	5.05	0.12	(0.04)	0.08	(0.12)	—		(0.12)
Year ended 3-31-2018(6)	5.11	0.17	(0.07)	0.10	(0.16)	—	*	(0.16)
Class Y Shares
Six-month period ended 9-30-2018 (unaudited)	5.05	0.11	(0.03)	0.08	(0.12)	—		(0.12)
Year ended 3-31-2018	5.09	0.23	(0.07)	0.16	(0.20)	—	*	(0.20)
Year ended 3-31-2017	5.28	0.23	(0.19)	0.04	(0.23)	—		(0.23)
Year ended 3-31-2016	5.31	0.22	(0.03)	0.19	(0.22)	—		(0.22)
Year ended 3-31-2015	5.03	0.23	0.28	0.51	(0.23)	—		(0.23)
Year ended 3-31-2014	5.47	0.24	(0.42)	(0.18)	(0.24)	(0.02)		(0.26)

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)	Annualized.

174	SEMIANNUAL REPORT	2018

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)		Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Income to Average Net Assets Excluding Expense Waiver(3)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 9-30-2018 (unaudited)	$5.01	1.46%	$685		0.87	%(4)	4.48	%(4)	—%		—%		3%
Year ended 3-31-2018	5.05	3.35	732		0.88		3.17		—		—		3
Year ended 3-31-2017	5.09	0.65	235		0.87		4.27		—		—		8
Year ended 3-31-2016	5.28	3.61	389		0.86		4.19		0.88		4.17		4
Year ended 3-31-2015	5.31	10.29	377		0.85		4.46		0.87		4.44		9
Year ended 3-31-2014	5.03	-3.32	366		0.86		4.58		0.87		4.57		21
Class B Shares(5)
Six-month period ended 9-30-2018 (unaudited)	5.01	1.16	7		1.56	(4)	3.80	(4)	1.56	(4)	3.80	(4)	3
Year ended 3-31-2018	5.05	2.57	9		1.62		3.63		1.72		3.53		3
Year ended 3-31-2017	5.09	-0.11	11		1.62		3.52		1.63		3.51		8
Year ended 3-31-2016	5.28	2.84	14		1.62		3.43		1.64		3.41		4
Year ended 3-31-2015	5.31	9.44	15		1.62		3.69		1.64		3.67		9
Year ended 3-31-2014	5.03	-4.07	15		1.64		3.82		1.65		3.81		21
Class C Shares
Six-month period ended 9-30-2018 (unaudited)	5.01	1.14	123		1.58	(4)	3.78	(4)	1.63	(4)	3.73	(4)	3
Year ended 3-31-2018	5.05	2.61	143		1.58		3.67		1.64		3.61		3
Year ended 3-31-2017	5.09	-0.07	182		1.58		3.56		1.60		3.54		8
Year ended 3-31-2016	5.28	2.87	237		1.58		3.47		1.60		3.45		4
Year ended 3-31-2015	5.31	9.50	238		1.58		3.72		1.60		3.70		9
Year ended 3-31-2014	5.03	-4.04	216		1.60		3.84		1.61		3.83		21
Class I Shares
Six-month period ended 9-30-2018 (unaudited)	5.01	1.60	448		0.66	(4)	4.70	(4)	0.71	(4)	4.65	(4)	3
Year ended 3-31-2018	5.05	3.56	520		0.68	(8)	4.49		0.72		4.45		3
Year ended 3-31-2017	5.09	0.84	617		0.68		4.46		0.69		4.45		8
Year ended 3-31-2016	5.28	3.80	701		0.67		4.38		0.69		4.36		4
Year ended 3-31-2015	5.31	10.50	703		0.68		4.62		0.70		4.60		9
Year ended 3-31-2014	5.03	-3.16	586		0.69		4.76		0.70		4.75		21
Class N Shares
Six-month period ended 9-30-2018 (unaudited)	5.01	1.66	1		0.56	(4)	4.76	(4)	—		—		3
Year ended 3-31-2018(6)	5.05	2.07	—	*	0.58	(4)	4.55	(4)	—		—		3	(7)
Class Y Shares
Six-month period ended 9-30-2018 (unaudited)	5.01	1.50	8		0.87	(4)	4.49	(4)	0.96	(4)	4.40	(4)	3
Year ended 3-31-2018	5.05	3.35	10		0.88		4.44		0.98		4.34		3
Year ended 3-31-2017	5.09	0.65	15		0.86		4.28		0.95		4.19		8
Year ended 3-31-2016	5.28	3.60	21		0.86		4.19		0.95		4.10		4
Year ended 3-31-2015	5.31	10.35	21		0.85		4.39		0.95		4.29		9
Year ended 3-31-2014	5.03	-3.32	15		0.85		4.52		0.95		4.42		21

(5)	These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Ivy Fund.

(6)	For the period from July 5, 2017 (commencement of operations of the class) through March 31, 2018.

(7)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2018.

(8)	Expense ratio based on the period excluding reorganization expenses was 0.67%.

See Accompanying Notes to Financial Statements.

2018	SEMIANNUAL REPORT	175

FINANCIAL HIGHLIGHTS	IVY FUNDS

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

IVY PZENA INTERNATIONAL VALUE FUND

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 9-30-2018 (unaudited)	$18.08	$0.09	$0.21	$0.30	$—	$—	$—
Year ended 3-31-2018	17.15	0.08	1.00	1.08	(0.15)	—	(0.15)
Year ended 3-31-2017	14.33	0.14	2.74	2.88	(0.06)	—	(0.06)
Year ended 3-31-2016	16.52	0.13	(2.19)	(2.06)	(0.13)	—	(0.13)
Year ended 3-31-2015	17.96	0.04	(1.48)	(1.44)	—	—	—
Year ended 3-31-2014	14.68	(0.03)	3.32	3.29	(0.01)	—	(0.01)
Class B Shares(5)
Six-month period ended 9-30-2018 (unaudited)	16.34	(0.05)	0.19	0.14	—	—	—
Year ended 3-31-2018	15.58	(0.14)	0.90	0.76	—	—	—
Year ended 3-31-2017	13.15	(0.07)	2.50	2.43	—	—	—
Year ended 3-31-2016	15.20	(0.04)	(2.01)	(2.05)	—	—	—
Year ended 3-31-2015	16.72	(0.15)	(1.37)	(1.52)	—	—	—
Year ended 3-31-2014	13.81	(0.19)	3.10	2.91	—	—	—
Class C Shares
Six-month period ended 9-30-2018 (unaudited)	16.99	0.04	0.20	0.24	—	—	—
Year ended 3-31-2018	16.12	(0.03)	0.94	0.91	(0.04)	—	(0.04)
Year ended 3-31-2017	13.50	0.03	2.59	2.62	—	—	—
Year ended 3-31-2016	15.56	0.04	(2.06)	(2.02)	(0.04)	—	(0.04)
Year ended 3-31-2015	17.03	(0.07)	(1.40)	(1.47)	—	—	—
Year ended 3-31-2014	13.99	(0.12)	3.16	3.04	—	—	—
Class I Shares
Six-month period ended 9-30-2018 (unaudited)	18.48	0.14	0.21	0.35	—	—	—
Year ended 3-31-2018	17.53	0.17	1.01	1.18	(0.23)	—	(0.23)
Year ended 3-31-2017	14.64	0.16	2.87	3.03	(0.14)	—	(0.14)
Year ended 3-31-2016	16.94	0.21	(2.25)	(2.04)	(0.26)	—	(0.26)
Year ended 3-31-2015	18.33	0.12	(1.51)	(1.39)	—	—	—
Year ended 3-31-2014	14.98	0.05	3.39	3.44	(0.09)	—	(0.09)
Class N Shares
Six-month period ended 9-30-2018 (unaudited)	18.53	0.20	0.16	0.36	—	—	—
Year ended 3-31-2018	17.57	0.21	1.01	1.22	(0.26)	—	(0.26)
Year ended 3-31-2017	14.68	0.22	2.83	3.05	(0.16)	—	(0.16)
Year ended 3-31-2016	16.95	0.24	(2.25)	(2.01)	(0.26)	—	(0.26)
Year ended 3-31-2015(6)	18.57	0.08	(1.70)	(1.62)	—	—	—
Class R Shares
Six-month period ended 9-30-2018 (unaudited)	18.05	0.08	0.21	0.29	—	—	—
Year ended 3-31-2018	17.13	0.06	0.99	1.05	(0.13)	—	(0.13)
Year ended 3-31-2017	14.32	0.10	2.76	2.86	(0.05)	—	(0.05)
Year ended 3-31-2016	16.47	0.11	(2.17)	(2.06)	(0.09)	—	(0.09)
Year ended 3-31-2015	17.94	0.02	(1.49)	(1.47)	—	—	—
Year ended 3-31-2014	14.68	(0.05)	3.32	3.27	(0.01)	—	(0.01)
Class Y Shares
Six-month period ended 9-30-2018 (unaudited)	18.33	0.11	0.21	0.32	—	—	—
Year ended 3-31-2018	17.39	0.12	1.01	1.13	(0.19)	—	(0.19)
Year ended 3-31-2017	14.53	0.16	2.80	2.96	(0.10)	—	(0.10)
Year ended 3-31-2016	16.77	0.17	(2.23)	(2.06)	(0.18)	—	(0.18)
Year ended 3-31-2015	18.20	0.07	(1.50)	(1.43)	—	—	—
Year ended 3-31-2014	14.86	(0.01)	3.39	3.38	(0.04)	—	(0.04)

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

176	SEMIANNUAL REPORT	2018

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)		Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Income (Loss) to Average Net Assets Excluding Expense Waiver(3)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 9-30-2018 (unaudited)	$18.38	1.66%	$90		1.58	%(4)	1.02	%(4)	1.76	%(4)	0.84	%(4)	80%
Year ended 3-31-2018	18.08	6.30	96		1.59		0.47		1.75		0.31		33
Year ended 3-31-2017	17.15	20.10	98		1.65		0.91		1.81		0.75		51
Year ended 3-31-2016	14.33	-12.51	192		1.60		0.86		1.75		0.71		18
Year ended 3-31-2015	16.52	-8.02	288		1.56		0.24		1.70		0.10		28
Year ended 3-31-2014	17.96	22.41	332		1.61		-0.20		1.75		-0.34		47
Class B Shares(5)
Six-month period ended 9-30-2018 (unaudited)	16.48	0.86	—	*	3.18	(4)	-0.58	(4)	3.36	(4)	-0.76	(4)	80
Year ended 3-31-2018	16.34	4.88	1		2.96		-0.86		3.12		-1.02		33
Year ended 3-31-2017	15.58	18.48	1		2.94		-0.53		3.10		-0.69		51
Year ended 3-31-2016	13.15	-13.49	1		2.77		-0.30		2.92		-0.45		18
Year ended 3-31-2015	15.20	-9.09	2		2.73		-0.91		2.87		-1.05		28
Year ended 3-31-2014	16.72	21.07	4		2.72		-1.23		2.86		-1.37		47
Class C Shares
Six-month period ended 9-30-2018 (unaudited)	17.23	1.41	3		2.14	(4)	0.43	(4)	2.33	(4)	0.24	(4)	80
Year ended 3-31-2018	16.99	5.65	3		2.19		-0.18		2.35		-0.34		33
Year ended 3-31-2017	16.12	19.41	14		2.21		0.19		2.37		0.03		51
Year ended 3-31-2016	13.50	-12.98	15		2.20		0.25		2.35		0.10		18
Year ended 3-31-2015	15.56	-8.63	19		2.19		-0.39		2.33		-0.53		28
Year ended 3-31-2014	17.03	21.73	24		2.22		-0.78		2.36		-0.92		47
Class I Shares
Six-month period ended 9-30-2018 (unaudited)	18.83	1.95	108		1.16	(4)	1.45	(4)	1.34	(4)	1.27	(4)	80
Year ended 3-31-2018	18.48	6.73	77		1.16		0.91		1.32		0.75		33
Year ended 3-31-2017	17.53	20.70	96		1.17		0.96		1.33		0.80		51
Year ended 3-31-2016	14.64	-12.11	4		1.14		1.32		1.29		1.17		18
Year ended 3-31-2015	16.94	-7.58	5		1.12		0.64		1.26		0.50		28
Year ended 3-31-2014	18.33	22.98	7		1.14		0.27		1.28		0.13		47
Class N Shares
Six-month period ended 9-30-2018 (unaudited)	18.89	1.94	101		0.92	(4)	2.15	(4)	1.11	(4)	1.96	(4)	80
Year ended 3-31-2018	18.53	6.94	—	*	0.99		1.18		1.15		1.02		33
Year ended 3-31-2017	17.57	20.81	1		1.00		1.41		1.16		1.25		51
Year ended 3-31-2016	14.68	-11.92	1		0.98		1.48		1.13		1.33		18
Year ended 3-31-2015(6)	16.95	-8.72	1		0.95	(4)	0.72	(4)	1.09	(4)	0.58	(4)	28	(7)
Class R Shares
Six-month period ended 9-30-2018 (unaudited)	18.34	1.61	—	*	1.73	(4)	0.87	(4)	1.92	(4)	0.68	(4)	80
Year ended 3-31-2018	18.05	6.13	—	*	1.72		0.32		1.88		0.16		33
Year ended 3-31-2017	17.13	19.96	—	*	1.75		0.64		1.91		0.48		51
Year ended 3-31-2016	14.32	-12.53	—	*	1.73		0.73		1.88		0.58		18
Year ended 3-31-2015	16.47	-8.19	—	*	1.72		0.09		1.86		-0.05		28
Year ended 3-31-2014	17.94	22.30	—	*	1.72		-0.28		1.86		-0.42		47
Class Y Shares
Six-month period ended 9-30-2018 (unaudited)	18.65	1.80	2		1.40	(4)	1.19	(4)	1.59	(4)	1.00	(4)	80
Year ended 3-31-2018	18.33	6.48	2		1.39		0.66		1.55		0.50		33
Year ended 3-31-2017	17.39	20.38	2		1.41		1.00		1.57		0.84		51
Year ended 3-31-2016	14.53	-12.32	2		1.40		1.13		1.55		0.98		18
Year ended 3-31-2015	16.77	-7.86	3		1.38		0.41		1.52		0.27		28
Year ended 3-31-2014	18.20	22.76	4		1.35		-0.04		1.49		-0.18		47

(4)	Annualized.

(5)	These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Ivy Fund.

(6)	For the period from July 31, 2014 (commencement of operations of the class) through March 31, 2015.

(7)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2015.

See Accompanying Notes to Financial Statements.

2018	SEMIANNUAL REPORT	177

FINANCIAL HIGHLIGHTS	IVY FUNDS

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

IVY SECURIAN CORE BOND FUND

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 9-30-2018 (unaudited)	$10.57	$0.15	$(0.14)	$0.01	$(0.16)	$—	$(0.16)
Year ended 3-31-2018	10.62	0.28	(0.04)	0.24	(0.29)	—	(0.29)
Year ended 3-31-2017	10.54	0.24	0.11	0.35	(0.27)	—	(0.27)
Year ended 3-31-2016	10.78	0.24	(0.22)	0.02	(0.26)	—	(0.26)
Year ended 3-31-2015	10.46	0.23	0.35	0.58	(0.26)	—	(0.26)
Year ended 3-31-2014	10.71	0.24	(0.19)	0.05	(0.30)	—	(0.30)
Class B Shares(5)
Six-month period ended 9-30-2018 (unaudited)	10.57	0.11	(0.14)	(0.03)	(0.12)	—	(0.12)
Year ended 3-31-2018	10.62	0.18	(0.04)	0.14	(0.19)	—	(0.19)
Year ended 3-31-2017	10.54	0.14	0.10	0.24	(0.16)	—	(0.16)
Year ended 3-31-2016	10.78	0.14	(0.22)	(0.08)	(0.16)	—	(0.16)
Year ended 3-31-2015	10.46	0.13	0.35	0.48	(0.16)	—	(0.16)
Year ended 3-31-2014	10.71	0.15	(0.20)	(0.05)	(0.20)	—	(0.20)
Class C Shares
Six-month period ended 9-30-2018 (unaudited)	10.57	0.12	(0.15)	(0.03)	(0.12)	—	(0.12)
Year ended 3-31-2018	10.62	0.20	(0.04)	0.16	(0.21)	—	(0.21)
Year ended 3-31-2017	10.54	0.17	0.10	0.27	(0.19)	—	(0.19)
Year ended 3-31-2016	10.78	0.16	(0.22)	(0.06)	(0.18)	—	(0.18)
Year ended 3-31-2015	10.46	0.15	0.35	0.50	(0.18)	—	(0.18)
Year ended 3-31-2014	10.71	0.17	(0.21)	(0.04)	(0.21)	—	(0.21)
Class E Shares
Six-month period ended 9-30-2018 (unaudited)	10.57	0.15	(0.14)	0.01	(0.16)	—	(0.16)
Year ended 3-31-2018	10.62	0.28	(0.04)	0.24	(0.29)	—	(0.29)
Year ended 3-31-2017	10.54	0.25	0.10	0.35	(0.27)	—	(0.27)
Year ended 3-31-2016	10.78	0.24	(0.23)	0.01	(0.25)	—	(0.25)
Year ended 3-31-2015	10.46	0.22	0.35	0.57	(0.25)	—	(0.25)
Year ended 3-31-2014	10.71	0.24	(0.20)	0.04	(0.29)	—	(0.29)
Class I Shares
Six-month period ended 9-30-2018 (unaudited)	10.57	0.18	(0.15)	0.03	(0.18)	—	(0.18)
Year ended 3-31-2018	10.62	0.33	(0.04)	0.29	(0.34)	—	(0.34)
Year ended 3-31-2017	10.54	0.29	0.09	0.38	(0.30)	—	(0.30)
Year ended 3-31-2016	10.78	0.27	(0.22)	0.05	(0.29)	—	(0.29)
Year ended 3-31-2015	10.46	0.26	0.35	0.61	(0.29)	—	(0.29)
Year ended 3-31-2014	10.71	0.28	(0.20)	0.08	(0.33)	—	(0.33)
Class N Shares
Six-month period ended 9-30-2018 (unaudited)	10.57	0.18	(0.15)	0.03	(0.18)	—	(0.18)
Year ended 3-31-2018	10.62	0.33	(0.04)	0.29	(0.34)	—	(0.34)
Year ended 3-31-2017	10.54	0.30	0.10	0.40	(0.32)	—	(0.32)
Year ended 3-31-2016	10.78	0.29	(0.23)	0.06	(0.30)	—	(0.30)
Year ended 3-31-2015(6)	10.58	0.18	0.22	0.40	(0.20)	—	(0.20)
Class R Shares
Six-month period ended 9-30-2018 (unaudited)	10.57	0.14	(0.15)	(0.01)	(0.14)	—	(0.14)
Year ended 3-31-2018	10.62	0.25	(0.03)	0.22	(0.27)	—	(0.27)
Year ended 3-31-2017	10.54	0.22	0.10	0.32	(0.24)	—	(0.24)
Year ended 3-31-2016	10.78	0.20	(0.21)	(0.02)	(0.22)	—	(0.22)
Year ended 3-31-2015	10.46	0.20	0.35	0.55	(0.23)	—	(0.23)
Year ended 3-31-2014	10.71	0.21	(0.19)	0.02	(0.27)	—	(0.27)
Class Y Shares
Six-month period ended 9-30-2018 (unaudited)	10.57	0.16	(0.15)	0.01	(0.16)	—	(0.16)
Year ended 3-31-2018	10.62	0.29	(0.04)	0.25	(0.30)	—	(0.30)
Year ended 3-31-2017	10.54	0.26	0.10	0.36	(0.28)	—	(0.28)
Year ended 3-31-2016	10.78	0.25	(0.23)	0.02	(0.26)	—	(0.26)
Year ended 3-31-2015	10.46	0.23	0.35	0.58	(0.26)	—	(0.26)
Year ended 3-31-2014	10.71	0.25	(0.20)	0.05	(0.30)	—	(0.30)

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

178	SEMIANNUAL REPORT	2018

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)		Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Income to Average Net Assets Excluding Expense Waiver(3)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 9-30-2018 (unaudited)	$10.42	0.05%	$176		1.04	%(4)	2.85	%(4)	1.08	%(4)	2.81	%(4)	45%
Year ended 3-31-2018	10.57	2.26	200		1.04		2.60		1.07		2.57		163
Year ended 3-31-2017	10.62	3.30	206		1.05		2.28		1.06		2.27		190
Year ended 3-31-2016	10.54	0.21	704		1.02		2.32		—		—		213
Year ended 3-31-2015	10.78	5.58	695		1.02		2.17		—		—		182
Year ended 3-31-2014	10.46	0.48	561		1.04		2.35		—		—		202
Class B Shares(5)
Six-month period ended 9-30-2018 (unaudited)	10.42	-0.33	3		1.80	(4)	2.10	(4)	1.83	(4)	2.07	(4)	45
Year ended 3-31-2018	10.57	1.33	3		1.96		1.68		1.99		1.65		163
Year ended 3-31-2017	10.62	2.32	5		2.02		1.33		2.03		1.32		190
Year ended 3-31-2016	10.54	-0.73	7		1.96		1.37		—		—		213
Year ended 3-31-2015	10.78	4.56	6		2.00		1.19		—		—		182
Year ended 3-31-2014	10.46	-0.45	7		1.98		1.45		—		—		202
Class C Shares
Six-month period ended 9-30-2018 (unaudited)	10.42	-0.28	13		1.70	(4)	2.20	(4)	1.73	(4)	2.17	(4)	45
Year ended 3-31-2018	10.57	1.51	16		1.77		1.87		1.80		1.84		163
Year ended 3-31-2017	10.62	2.59	26		1.76		1.60		1.77		1.59		190
Year ended 3-31-2016	10.54	-0.55	33		1.78		1.56		—		—		213
Year ended 3-31-2015	10.78	4.76	28		1.80		1.38		—		—		182
Year ended 3-31-2014	10.46	-0.31	21		1.82		1.61		—		—		202
Class E Shares
Six-month period ended 9-30-2018 (unaudited)	10.42	0.07	4		1.02	(4)	2.88	(4)	1.27	(4)	2.63	(4)	45
Year ended 3-31-2018	10.57	2.27	4		1.03		2.61		1.24		2.40		163
Year ended 3-31-2017	10.62	3.31	4		1.05		2.31		1.23		2.13		190
Year ended 3-31-2016	10.54	0.15	4		1.08		2.26		1.32		2.02		213
Year ended 3-31-2015	10.78	5.45	4		1.14		2.05		1.35		1.84		182
Year ended 3-31-2014	10.46	0.38	4		1.14		2.26		1.35		2.05		202
Class I Shares
Six-month period ended 9-30-2018 (unaudited)	10.42	0.31	558		0.54	(4)	3.36	(4)	0.74	(4)	3.16	(4)	45
Year ended 3-31-2018	10.57	2.77	525		0.54		3.10		0.74		2.90		163
Year ended 3-31-2017	10.62	3.68	458		0.69		2.70		0.74		2.65		190
Year ended 3-31-2016	10.54	0.49	14		0.74		2.58		—		—		213
Year ended 3-31-2015	10.78	5.90	7		0.74		2.44		—		—		182
Year ended 3-31-2014	10.46	0.77	4		0.76		2.65		—		—		202
Class N Shares
Six-month period ended 9-30-2018 (unaudited)	10.42	0.30	147		0.54	(4)	3.35	(4)	0.58	(4)	3.31	(4)	45
Year ended 3-31-2018	10.57	2.77	195		0.54		3.10		0.58		3.06		163
Year ended 3-31-2017	10.62	3.80	2		0.58		2.77		0.59		2.76		190
Year ended 3-31-2016	10.54	0.64	2		0.59		2.75		—		—		213
Year ended 3-31-2015(6)	10.78	3.81	1		0.58	(4)	2.54	(4)	—		—		182	(7)
Class R Shares
Six-month period ended 9-30-2018 (unaudited)	10.42	-0.09	1		1.30	(4)	2.59	(4)	1.33	(4)	2.56	(4)	45
Year ended 3-31-2018	10.57	2.04	2		1.29		2.31		1.32		2.28		163
Year ended 3-31-2017	10.62	3.04	8		1.32		2.07		1.33		2.06		190
Year ended 3-31-2016	10.54	-0.11	3		1.34		1.89		—		—		213
Year ended 3-31-2015	10.78	5.27	—	*	1.32		1.87		—		—		182
Year ended 3-31-2014	10.46	0.18	—	*	1.35		2.04		—		—		202
Class Y Shares
Six-month period ended 9-30-2018 (unaudited)	10.42	0.10	5		0.94	(4)	2.96	(4)	0.98	(4)	2.92	(4)	45
Year ended 3-31-2018	10.57	2.35	5		0.95		2.69		0.98		2.66		163
Year ended 3-31-2017	10.62	3.39	5		0.97		2.39		0.98		2.38		190
Year ended 3-31-2016	10.54	0.26	3		0.98		2.35		—		—		213
Year ended 3-31-2015	10.78	5.62	3		0.99		2.20		—		—		182
Year ended 3-31-2014	10.46	0.51	3		1.00		2.42		—		—		202

(4)	Annualized.

(5)	These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Ivy Fund.

(6)	For the period from July 31, 2014 (commencement of operations of the class) through March 31, 2015.

(7)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2015.

See Accompanying Notes to Financial Statements.

2018	SEMIANNUAL REPORT	179

FINANCIAL HIGHLIGHTS	IVY FUNDS

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

IVY SMALL CAP CORE FUND

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 9-30-2018 (unaudited)	$18.29	$(0.06)	$3.06	$3.00	$—	$—	$—
Year ended 3-31-2018	17.66	(0.04)	1.09	1.05	—	(0.42)	(0.42)
Year ended 3-31-2017	14.38	(0.05)	4.14	4.09	—	(0.81)	(0.81)
Year ended 3-31-2016	17.47	(0.07)	(0.87)	(0.94)	—	(2.15)	(2.15)
Year ended 3-31-2015	18.32	(0.04)	0.99	0.95	—	(1.80)	(1.80)
Year ended 3-31-2014	17.23	(0.11)	3.55	3.44	(0.07)	(2.28)	(2.35)
Class B Shares(5)
Six-month period ended 9-30-2018 (unaudited)	14.79	(0.11)	2.46	2.35	—	—	—
Year ended 3-31-2018	14.45	(0.16)	0.88	0.72	—	(0.38)	(0.38)
Year ended 3-31-2017	11.92	(0.17)	3.43	3.26	—	(0.73)	(0.73)
Year ended 3-31-2016	15.01	(0.19)	(0.75)	(0.94)	—	(2.15)	(2.15)
Year ended 3-31-2015	16.10	(0.18)	0.84	0.66	—	(1.75)	(1.75)
Year ended 3-31-2014	15.39	(0.25)	3.14	2.89	(0.02)	(2.16)	(2.18)
Class C Shares
Six-month period ended 9-30-2018 (unaudited)	15.81	(0.11)	2.64	2.53	—	—	—
Year ended 3-31-2018	15.39	(0.16)	0.97	0.81	—	(0.39)	(0.39)
Year ended 3-31-2017	12.64	(0.14)	3.64	3.50	—	(0.75)	(0.75)
Year ended 3-31-2016	15.74	(0.16)	(0.79)	(0.95)	—	(2.15)	(2.15)
Year ended 3-31-2015	16.76	(0.14)	0.89	0.75	—	(1.77)	(1.77)
Year ended 3-31-2014	15.94	(0.21)	3.26	3.05	(0.04)	(2.19)	(2.23)
Class E Shares(6)
Six-month period ended 9-30-2018 (unaudited)	19.02	(0.03)	3.18	3.15	—	—	—
Year ended 3-31-2018	18.32	0.00 *	1.14	1.14	—	(0.44)	(0.44)
Year ended 3-31-2017	14.87	0.00 *	4.30	4.30	—	(0.85)	(0.85)
Year ended 3-31-2016	17.93	(0.02)	(0.89)	(0.91)	—	(2.15)	(2.15)
Year ended 3-31-2015	18.76	0.03	1.01	1.04	—	(1.87)	(1.87)
Year ended 3-31-2014	17.59	(0.04)	3.63	3.59	(0.09)	(2.33)	(2.42)
Class I Shares
Six-month period ended 9-30-2018 (unaudited)	19.79	(0.01)	3.30	3.29	—	—	—
Year ended 3-31-2018	19.03	0.00 *	1.20	1.20	—	(0.44)	(0.44)
Year ended 3-31-2017	15.42	0.01	4.46	4.47	—	(0.86)	(0.86)
Year ended 3-31-2016	18.49	0.00 *	(0.92)	(0.92)	—	(2.15)	(2.15)
Year ended 3-31-2015	19.29	0.05	1.04	1.09	—	(1.89)	(1.89)
Year ended 3-31-2014	18.03	(0.02)	3.72	3.70	(0.10)	(2.34)	(2.44)
Class N Shares
Six-month period ended 9-30-2018 (unaudited)	19.96	0.00 *	3.33	3.33	—	—	—
Year ended 3-31-2018	19.17	0.03	1.21	1.24	—	(0.45)	(0.45)
Year ended 3-31-2017	15.52	0.04	4.49	4.53	—	(0.88)	(0.88)
Year ended 3-31-2016	18.56	0.02	(0.91)	(0.89)	—	(2.15)	(2.15)
Year ended 3-31-2015(7)	18.96	0.08	1.36	1.44	—	(1.84)	(1.84)
Class R Shares
Six-month period ended 9-30-2018 (unaudited)	18.18	(0.08)	3.04	2.96	—	—	—
Year ended 3-31-2018	17.58	(0.11)	1.12	1.01	—	(0.41)	(0.41)
Year ended 3-31-2017	14.33	(0.09)	4.13	4.04	—	(0.79)	(0.79)
Year ended 3-31-2016	17.44	(0.10)	(0.86)	(0.96)	—	(2.15)	(2.15)
Year ended 3-31-2015	18.31	(0.06)	0.98	0.92	—	(1.79)	(1.79)
Year ended 3-31-2014	17.23	(0.13)	3.54	3.41	(0.07)	(2.26)	(2.33)
Class T Shares
Six-month period ended 9-30-2018 (unaudited)	18.33	(0.03)	3.06	3.03	—	—	—
Year ended 3-31-2018(8)	17.97	(0.08)	0.86	0.78	—	(0.42)	(0.42)
Class Y Shares
Six-month period ended 9-30-2018 (unaudited)	19.20	(0.05)	3.21	3.16	—	—	—
Year ended 3-31-2018	18.51	(0.03)	1.15	1.12	—	(0.43)	(0.43)
Year ended 3-31-2017	15.03	(0.03)	4.34	4.31	—	(0.83)	(0.83)
Year ended 3-31-2016	18.12	(0.05)	(0.89)	(0.94)	—	(2.15)	(2.15)
Year ended 3-31-2015	18.94	(0.02)	1.04	1.02	—	(1.84)	(1.84)
Year ended 3-31-2014	17.74	(0.07)	3.66	3.59	(0.08)	(2.31)	(2.39)

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)	Annualized.

(5)	These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Ivy Fund.

180	SEMIANNUAL REPORT	2018

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)		Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Loss to Average Net Assets Excluding Expense Waiver(3)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 9-30-2018 (unaudited)	$21.29	16.34%	$203		1.41	%(4)	-0.54	%(4)	1.42	%(4)	-0.55	%(4)	54%
Year ended 3-31-2018	18.29	5.97	186		1.46		-0.24		—		—		119
Year ended 3-31-2017	17.66	28.52	200		1.50		-0.28		—		—		133
Year ended 3-31-2016	14.38	-5.11	193		1.56		-0.45		—		—		135
Year ended 3-31-2015	17.47	5.74	240		1.54		-0.20		—		—		106
Year ended 3-31-2014	18.32	21.10	244		1.57		-0.62		—		—		61
Class B Shares(5)
Six-month period ended 9-30-2018 (unaudited)	17.14	15.89	3		2.25	(4)	-1.39	(4)	2.26	(4)	-1.40	(4)	54
Year ended 3-31-2018	14.79	4.91	3		2.39		-1.06		—		—		119
Year ended 3-31-2017	14.45	27.39	5		2.44		-1.26		—		—		133
Year ended 3-31-2016	11.92	-5.99	2		2.51		-1.39		—		—		135
Year ended 3-31-2015	15.01	4.68	3		2.50		-1.17		—		—		106
Year ended 3-31-2014	16.10	19.87	4		2.58		-1.63		—		—		61
Class C Shares
Six-month period ended 9-30-2018 (unaudited)	18.34	16.00	39		2.07	(4)	-1.19	(4)	2.08	(4)	-1.20	(4)	54
Year ended 3-31-2018	15.81	5.21	33		2.14		-0.97		—		—		119
Year ended 3-31-2017	15.39	27.72	33		2.17		-0.99		—		—		133
Year ended 3-31-2016	12.64	-5.77	14		2.23		-1.11		—		—		135
Year ended 3-31-2015	15.74	5.02	18		2.21		-0.89		—		—		106
Year ended 3-31-2014	16.76	20.24	19		2.25		-1.30		—		—		61
Class E Shares(6)
Six-month period ended 9-30-2018 (unaudited)	22.17	16.56	—	*	1.17	(4)	-0.30	(4)	1.18	(4)	-0.31	(4)	54
Year ended 3-31-2018	19.02	6.17	—	*	1.19		-0.01		—		—		119
Year ended 3-31-2017	18.32	28.97	—	*	1.21		—		—		—		133
Year ended 3-31-2016	14.87	-4.80	—	*	1.22		-0.12		—		—		135
Year ended 3-31-2015	17.93	6.08	—	*	1.21		0.14		—		—		106
Year ended 3-31-2014	18.76	21.56	—	*	1.21		-0.26		—		—		61
Class I Shares
Six-month period ended 9-30-2018 (unaudited)	23.08	16.63	428		1.01	(4)	-0.13	(4)	1.09	(4)	-0.21	(4)	54
Year ended 3-31-2018	19.79	6.29	333		1.10		-0.02		—		—		119
Year ended 3-31-2017	19.03	29.05	253		1.10		0.03		—		—		133
Year ended 3-31-2016	15.42	-4.71	25		1.12		—		—		—		135
Year ended 3-31-2015	18.49	6.20	29		1.10		0.26		—		—		106
Year ended 3-31-2014	19.29	21.67	26		1.10		-0.15		—		—		61
Class N Shares
Six-month period ended 9-30-2018 (unaudited)	23.29	16.68	67		0.91	(4)	-0.01	(4)	0.93	(4)	-0.03	(4)	54
Year ended 3-31-2018	19.96	6.45	43		0.94		0.16		—		—		119
Year ended 3-31-2017	19.17	29.25	9		0.95		0.22		—		—		133
Year ended 3-31-2016	15.52	-4.52	4		0.96		0.13		—		—		135
Year ended 3-31-2015(7)	18.56	8.17	3		0.96	(4)	0.70	(4)	—		—		106	(9)
Class R Shares
Six-month period ended 9-30-2018 (unaudited)	21.14	16.28	16		1.66	(4)	-0.76	(4)	1.67	(4)	-0.77	(4)	54
Year ended 3-31-2018	18.18	5.69	11		1.68		-0.62		—		—		119
Year ended 3-31-2017	17.58	28.27	6		1.69		-0.51		—		—		133
Year ended 3-31-2016	14.33	-5.24	3		1.72		-0.66		—		—		135
Year ended 3-31-2015	17.44	5.57	2		1.70		-0.32		—		—		106
Year ended 3-31-2014	18.31	20.91	1		1.70		-0.78		—		—		61
Class T Shares
Six-month period ended 9-30-2018 (unaudited)	21.36	16.53	—	*	1.16	(4)	-0.29	(4)	1.17	(4)	-0.30	(4)	54
Year ended 3-31-2018(8)	18.33	4.31	—	*	1.19	(4)	-0.57	(4)	—		—		119	(10)
Class Y Shares
Six-month period ended 9-30-2018 (unaudited)	22.36	16.46	24		1.33	(4)	-0.44	(4)	1.33	(4)	-0.44	(4)	54
Year ended 3-31-2018	19.20	6.00	18		1.36		-0.16		—		—		119
Year ended 3-31-2017	18.51	28.74	22		1.35		-0.20		—		—		133
Year ended 3-31-2016	15.03	-4.92	7		1.37		-0.30		—		—		135
Year ended 3-31-2015	18.12	5.93	10		1.36		-0.09		—		—		106
Year ended 3-31-2014	18.94	21.35	10		1.33		-0.39		—		—		61

(6)	Class is closed to investment.

(7)	For the period from July 31, 2014 (commencement of operations of the class) through March 31, 2015.

(8)	For the period from July 5, 2017 (commencement of operations of the class) through March 31, 2018.

(9)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2015.

(10)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2018.

See Accompanying Notes to Financial Statements.

2018	SEMIANNUAL REPORT	181

FINANCIAL HIGHLIGHTS	IVY FUNDS

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

IVY SMALL CAP GROWTH FUND

	Net Asset Value, Beginning of Period	Net Investment Loss(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 9-30-2018 (unaudited)	$18.63	$(0.08)	$2.82	$2.74	$—	$—	$—
Year ended 3-31-2018	17.23	(0.15)	3.56	3.41	—	(2.01)	(2.01)
Year ended 3-31-2017	14.81	(0.13)	3.58	3.45	—	(1.03)	(1.03)
Year ended 3-31-2016	18.71	(0.14)	(1.43)	(1.57)	—	(2.33)	(2.33)
Year ended 3-31-2015	18.51	(0.14)	1.52	1.38	—	(1.18)	(1.18)
Year ended 3-31-2014	16.33	(0.19)	4.04	3.85	—	(1.67)	(1.67)
Class B Shares(5)
Six-month period ended 9-30-2018 (unaudited)	13.55	(0.13)	2.05	1.92	—	—	—
Year ended 3-31-2018	13.11	(0.23)	2.66	2.43	—	(1.99)	(1.99)
Year ended 3-31-2017	11.57	(0.21)	2.78	2.57	—	(1.03)	(1.03)
Year ended 3-31-2016	15.28	(0.23)	(1.15)	(1.38)	—	(2.33)	(2.33)
Year ended 3-31-2015	15.47	(0.25)	1.24	0.99	—	(1.18)	(1.18)
Year ended 3-31-2014	13.95	(0.30)	3.42	3.12	—	(1.60)	(1.60)
Class C Shares
Six-month period ended 9-30-2018 (unaudited)	14.97	(0.12)	2.26	2.14	—	—	—
Year ended 3-31-2018	14.28	(0.24)	2.92	2.68	—	(1.99)	(1.99)
Year ended 3-31-2017	12.50	(0.20)	3.01	2.81	—	(1.03)	(1.03)
Year ended 3-31-2016	16.27	(0.21)	(1.23)	(1.44)	—	(2.33)	(2.33)
Year ended 3-31-2015	16.35	(0.23)	1.33	1.10	—	(1.18)	(1.18)
Year ended 3-31-2014	14.63	(0.28)	3.60	3.32	—	(1.60)	(1.60)
Class E Shares
Six-month period ended 9-30-2018 (unaudited)	18.46	(0.08)	2.79	2.71	—	—	—
Year ended 3-31-2018	17.09	(0.15)	3.53	3.38	—	(2.01)	(2.01)
Year ended 3-31-2017	14.70	(0.14)	3.56	3.42	—	(1.03)	(1.03)
Year ended 3-31-2016	18.60	(0.14)	(1.43)	(1.57)	—	(2.33)	(2.33)
Year ended 3-31-2015	18.43	(0.16)	1.51	1.35	—	(1.18)	(1.18)
Year ended 3-31-2014	16.27	(0.22)	4.03	3.81	—	(1.65)	(1.65)
Class I Shares
Six-month period ended 9-30-2018 (unaudited)	24.36	(0.06)	3.68	3.62	—	—	—
Year ended 3-31-2018	21.96	(0.12)	4.58	4.46	—	(2.06)	(2.06)
Year ended 3-31-2017	18.57	(0.10)	4.52	4.42	—	(1.03)	(1.03)
Year ended 3-31-2016	22.77	(0.09)	(1.77)	(1.86)	(0.01)	(2.33)	(2.34)
Year ended 3-31-2015	22.19	(0.09)	1.85	1.76	—	(1.18)	(1.18)
Year ended 3-31-2014	19.26	(0.15)	4.80	4.65	—	(1.72)	(1.72)
Class N Shares
Six-month period ended 9-30-2018 (unaudited)	24.49	(0.05)	3.72	3.67	—	—	—
Year ended 3-31-2018	22.06	(0.09)	4.60	4.51	—	(2.08)	(2.08)
Year ended 3-31-2017	18.62	(0.07)	4.54	4.47	—	(1.03)	(1.03)
Year ended 3-31-2016	22.79	(0.06)	(1.77)	(1.83)	(0.01)	(2.33)	(2.34)
Year ended 3-31-2015(6)	20.97	(0.02)	3.02	3.00	—	(1.18)	(1.18)
Class R Shares
Six-month period ended 9-30-2018 (unaudited)	18.27	(0.11)	2.76	2.65	—	—	—
Year ended 3-31-2018	16.97	(0.20)	3.49	3.29	—	(1.99)	(1.99)
Year ended 3-31-2017	14.63	(0.17)	3.54	3.37	—	(1.03)	(1.03)
Year ended 3-31-2016	18.55	(0.17)	(1.42)	(1.59)	—	(2.33)	(2.33)
Year ended 3-31-2015	18.41	(0.18)	1.50	1.32	—	(1.18)	(1.18)
Year ended 3-31-2014	16.26	(0.23)	4.02	3.79	—	(1.64)	(1.64)
Class T Shares
Six-month period ended 9-30-2018 (unaudited)	18.63	(0.06)	2.82	2.76	—	—	—
Year ended 3-31-2018(7)	18.21	(0.08)	2.52	2.44	—	(2.02)	(2.02)
Class Y Shares
Six-month period ended 9-30-2018 (unaudited)	23.00	(0.10)	3.48	3.38	—	—	—
Year ended 3-31-2018	20.85	(0.17)	4.34	4.17	—	(2.02)	(2.02)
Year ended 3-31-2017	17.72	(0.14)	4.30	4.16	—	(1.03)	(1.03)
Year ended 3-31-2016	21.88	(0.13)	(1.70)	(1.83)	—	(2.33)	(2.33)
Year ended 3-31-2015	21.42	(0.14)	1.78	1.64	—	(1.18)	(1.18)
Year ended 3-31-2014	18.66	(0.20)	4.64	4.44	—	(1.68)	(1.68)

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)	Annualized.

(5)	These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Ivy Fund.

182	SEMIANNUAL REPORT	2018

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)		Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Loss to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Loss to Average Net Assets Excluding Expense Waiver(3)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 9-30-2018 (unaudited)	$21.37	14.71%	$1,141		1.32	%(4)	-0.81	%(4)	—%		—%		31%
Year ended 3-31-2018	18.63	20.69	1,026		1.35		-0.80		—		—		43
Year ended 3-31-2017	17.23	23.58	236		1.41		-0.81		—		—		53
Year ended 3-31-2016	14.81	-8.91	325		1.44		-0.80		—		—		43
Year ended 3-31-2015	18.71	8.03	384		1.43		-0.80		—		—		43
Year ended 3-31-2014	18.51	24.27	406		1.43		-1.07		—		—		45
Class B Shares(5)
Six-month period ended 9-30-2018 (unaudited)	15.47	14.17	9		2.23	(4)	-1.72	(4)	2.30	(4)	-1.79	(4)	31
Year ended 3-31-2018	13.55	19.67	10		2.23		-1.70		—		—		43
Year ended 3-31-2017	13.11	22.55	8		2.24		-1.66		—		—		53
Year ended 3-31-2016	11.57	-9.71	8		2.32		-1.69		—		—		43
Year ended 3-31-2015	15.28	7.07	11		2.31		-1.69		—		—		43
Year ended 3-31-2014	15.47	23.14	13		2.34		-1.99		—		—		45
Class C Shares
Six-month period ended 9-30-2018 (unaudited)	17.11	14.29	103		2.03	(4)	-1.52	(4)	2.04	(4)	-1.53	(4)	31
Year ended 3-31-2018	14.97	19.82	99		2.06		-1.57		—		—		43
Year ended 3-31-2017	14.28	22.80	176		2.07		-1.49		—		—		53
Year ended 3-31-2016	12.50	-9.48	166		2.07		-1.43		—		—		43
Year ended 3-31-2015	16.27	7.36	207		2.07		-1.44		—		—		43
Year ended 3-31-2014	16.35	23.43	225		2.08		-1.73		—		—		45
Class E Shares
Six-month period ended 9-30-2018 (unaudited)	21.17	14.68	11		1.35	(4)	-0.84	(4)	1.51	(4)	-1.00	(4)	31
Year ended 3-31-2018	18.46	20.68	10		1.37	(10)	-0.83		1.61		-1.07		43
Year ended 3-31-2017	17.09	23.55	8		1.43		-0.85		1.71		-1.13		53
Year ended 3-31-2016	14.70	-8.96	6		1.49		-0.86		1.73		-1.10		43
Year ended 3-31-2015	18.60	7.90	6		1.56		-0.92		1.79		-1.15		43
Year ended 3-31-2014	18.43	24.13	5		1.56		-1.21		1.87		-1.52		45
Class I Shares
Six-month period ended 9-30-2018 (unaudited)	27.98	14.86	937		0.99	(4)	-0.48	(4)	1.04	(4)	-0.53	(4)	31
Year ended 3-31-2018	24.36	21.04	717		1.07		-0.53		—		—		43
Year ended 3-31-2017	21.96	24.03	313		1.07		-0.51		—		—		53
Year ended 3-31-2016	18.57	-8.59	169		1.06		-0.43		—		—		43
Year ended 3-31-2015	22.77	8.42	214		1.06		-0.43		—		—		43
Year ended 3-31-2014	22.19	24.78	246		1.06		-0.71		—		—		45
Class N Shares
Six-month period ended 9-30-2018 (unaudited)	28.16	14.94	156		0.88	(4)	-0.37	(4)	—		—		31
Year ended 3-31-2018	24.49	21.25	110		0.91		-0.38		—		—		43
Year ended 3-31-2017	22.06	24.24	69		0.91		-0.34		—		—		53
Year ended 3-31-2016	18.62	-8.46	23		0.91		-0.28		—		—		43
Year ended 3-31-2015(6)	22.79	14.83	22		0.90	(4)	-0.12	(4)	—		—		43	(8)
Class R Shares
Six-month period ended 9-30-2018 (unaudited)	20.92	14.56	70		1.62	(4)	-1.11	(4)	—		—		31
Year ended 3-31-2018	18.27	20.29	57		1.66		-1.11		—		—		43
Year ended 3-31-2017	16.97	23.32	48		1.66		-1.08		—		—		53
Year ended 3-31-2016	14.63	-9.10	42		1.66		-1.03		—		—		43
Year ended 3-31-2015	18.55	7.74	45		1.66		-1.02		—		—		43
Year ended 3-31-2014	18.41	23.99	42		1.66		-1.30		—		—		45
Class T Shares
Six-month period ended 9-30-2018 (unaudited)	21.39	14.82	—	*	1.12	(4)	-0.61	(4)	—		—		31
Year ended 3-31-2018(7)	18.63	14.29	—	*	1.19	(4)	-0.61	(4)	—		—		43	(9)
Class Y Shares
Six-month period ended 9-30-2018 (unaudited)	26.38	14.74	172		1.27	(4)	-0.77	(4)	—		—		31
Year ended 3-31-2018	23.00	20.75	141		1.31		-0.77		—		—		43
Year ended 3-31-2017	20.85	23.71	135		1.31		-0.71		—		—		53
Year ended 3-31-2016	17.72	-8.80	205		1.31		-0.67		—		—		43
Year ended 3-31-2015	21.88	8.16	262		1.30		-0.68		—		—		43
Year ended 3-31-2014	21.42	24.45	276		1.30		-0.95		—		—		45

(6)	For the period from July 31, 2014 (commencement of operations of the class) through March 31, 2015.

(7)	For the period from July 5, 2017 (commencement of operations of the class) through March 31, 2018.

(8)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2015.

(9)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2018.

(10)	Expense ratio based on the period excluding reorganization expenses was 1.36%.

See Accompanying Notes to Financial Statements.

2018	SEMIANNUAL REPORT	183

FINANCIAL HIGHLIGHTS	IVY FUNDS

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

IVY TAX-MANAGED EQUITY FUND

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 9-30-2018 (unaudited)	$25.69	$(0.01)	$3.76	$3.75	$—	$—	$—
Year ended 3-31-2018	21.00	0.00 *	4.84	4.84	—	(0.15)	(0.15)
Year ended 3-31-2017	18.68	(0.07)	2.39	2.32	—	—	—
Year ended 3-31-2016	19.31	(0.07)	(0.20)	(0.27)	—	(0.36)	(0.36)
Year ended 3-31-2015	16.84	(0.02)	2.86	2.84	—	(0.37)	(0.37)
Year ended 3-31-2014	14.13	(0.05)	3.23	3.18	—	(0.47)	(0.47)
Class B Shares(5)
Six-month period ended 9-30-2018 (unaudited)	24.42	(0.10)	3.58	3.48	—	—	—
Year ended 3-31-2018	20.13	(0.18)	4.62	4.44	—	(0.15)	(0.15)
Year ended 3-31-2017	18.03	(0.19)	2.29	2.10	—	—	—
Year ended 3-31-2016	18.73	(0.20)	(0.21)	(0.41)	—	(0.29)	(0.29)
Year ended 3-31-2015	16.45	(0.14)	2.79	2.65	—	(0.37)	(0.37)
Year ended 3-31-2014	13.87	(0.14)	3.15	3.01	—	(0.43)	(0.43)
Class C Shares
Six-month period ended 9-30-2018 (unaudited)	24.33	(0.12)	3.55	3.43	—	—	—
Year ended 3-31-2018	20.06	(0.19)	4.61	4.42	—	(0.15)	(0.15)
Year ended 3-31-2017	17.98	(0.20)	2.28	2.08	—	—	—
Year ended 3-31-2016	18.69	(0.21)	(0.21)	(0.42)	—	(0.29)	(0.29)
Year ended 3-31-2015	16.42	(0.15)	2.79	2.64	—	(0.37)	(0.37)
Year ended 3-31-2014	13.85	(0.15)	3.15	3.00	—	(0.43)	(0.43)
Class I Shares
Six-month period ended 9-30-2018 (unaudited)	26.00	0.01	3.81	3.82	—	—	—
Year ended 3-31-2018	21.22	0.04	4.89	4.93	—	(0.15)	(0.15)
Year ended 3-31-2017	18.83	(0.01)	2.40	2.39	—	—	—
Year ended 3-31-2016	19.47	(0.03)	(0.21)	(0.24)	—	(0.40)	(0.40)
Year ended 3-31-2015	16.93	0.02	2.89	2.91	—	(0.37)	(0.37)
Year ended 3-31-2014	14.20	0.00	3.23	3.23	—	(0.50)	(0.50)
Class N Shares
Six-month period ended 9-30-2018 (unaudited)	26.03	0.03	3.82	3.85	—	—	—
Year ended 3-31-2018(6)	22.01	0.04	4.13	4.17	—	(0.15)	(0.15)
Class Y Shares
Six-month period ended 9-30-2018 (unaudited)	25.73	(0.02)	3.78	3.76	—	—	—
Year ended 3-31-2018	21.04	(0.01)	4.85	4.84	—	(0.15)	(0.15)
Year ended 3-31-2017	18.71	(0.06)	2.39	2.33	—	—	—
Year ended 3-31-2016	19.34	(0.07)	(0.20)	(0.27)	—	(0.36)	(0.36)
Year ended 3-31-2015	16.86	(0.03)	2.88	2.85	—	(0.37)	(0.37)
Year ended 3-31-2014	14.15	(0.04)	3.23	3.19	—	(0.48)	(0.48)

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)	Annualized.

184	SEMIANNUAL REPORT	2018

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)		Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Income (Loss) to Average Net Assets Excluding Expense Waiver(3)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 9-30-2018 (unaudited)	$29.44	14.60%	$334		1.06	%(4)	-0.10	%(4)	—%		—%		43%
Year ended 3-31-2018	25.69	23.12	301		1.07		-0.01		—		—		34
Year ended 3-31-2017	21.00	12.42	38		1.20		-0.35		—		—		46
Year ended 3-31-2016	18.68	-1.51	107		1.22		-0.35		—		—		21
Year ended 3-31-2015	19.31	17.00	71		1.29		-0.13		—		—		36
Year ended 3-31-2014	16.84	22.65	40		1.43		-0.30		—		—		32
Class B Shares(5)
Six-month period ended 9-30-2018 (unaudited)	27.90	14.24	2		1.69	(4)	-0.74	(4)	—		—		43
Year ended 3-31-2018	24.42	22.18	2		1.89		-0.80		—		—		34
Year ended 3-31-2017	20.13	11.65	1		1.91		-1.03		—		—		46
Year ended 3-31-2016	18.03	-2.24	1		1.92		-1.06		—		—		21
Year ended 3-31-2015	18.73	16.25	1		1.95		-0.82		—		—		36
Year ended 3-31-2014	16.45	21.80	1		2.06		-0.92		—		—		32
Class C Shares
Six-month period ended 9-30-2018 (unaudited)	27.76	14.14	11		1.89	(4)	-0.94	(4)	—		—		43
Year ended 3-31-2018	24.33	22.11	10		1.93		-0.84		—		—		34
Year ended 3-31-2017	20.06	11.57	6		1.96		-1.08		—		—		46
Year ended 3-31-2016	17.98	-2.30	6		2.01		-1.13		—		—		21
Year ended 3-31-2015	18.69	16.21	2		2.01		-0.86		—		—		36
Year ended 3-31-2014	16.42	21.76	2		2.09		-0.96		—		—		32
Class I Shares
Six-month period ended 9-30-2018 (unaudited)	29.82	14.69	310		0.89	(4)	0.06	(4)	—		—		43
Year ended 3-31-2018	26.00	23.31	275		0.92		0.15		—		—		34
Year ended 3-31-2017	21.22	12.69	72		0.96		-0.04		—		—		46
Year ended 3-31-2016	18.83	-1.32	5		0.99		-0.14		—		—		21
Year ended 3-31-2015	19.47	17.33	4		1.04		0.10		—		—		36
Year ended 3-31-2014	16.93	22.91	1		1.15		-0.02		—		—		32
Class N Shares
Six-month period ended 9-30-2018 (unaudited)	29.88	14.79	—	*	0.74	(4)	0.20	(4)	—		—		43
Year ended 3-31-2018(6)	26.03	19.02	—	*	0.78	(4)	0.22	(4)	—		—		34	(7)
Class Y Shares
Six-month period ended 9-30-2018 (unaudited)	29.49	14.61	1		1.06	(4)	-0.11	(4)	1.13	(4)	-0.18	(4)	43
Year ended 3-31-2018	25.73	23.13	1		1.14	(8)	-0.05		1.19		-0.10		34
Year ended 3-31-2017	21.04	12.45	1		1.20		-0.31		1.21		-0.32		46
Year ended 3-31-2016	18.71	-1.50	1		1.22		-0.38		1.24		-0.40		21
Year ended 3-31-2015	19.34	17.04	1		1.29		-0.16		—		—		36
Year ended 3-31-2014	16.86	22.56	1		1.41		-0.27		—		—		32

(5)	These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Ivy Fund.

(6)	For the period from July 5, 2017 (commencement of operations of the class) through March 31, 2018.

(7)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2018.

(8)	Expense ratio based on the period excluding reorganization expenses was 1.07%.

See Accompanying Notes to Financial Statements.

2018	SEMIANNUAL REPORT	185

FINANCIAL HIGHLIGHTS	IVY FUNDS

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

IVY VALUE FUND

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 9-30-2018 (unaudited)	$23.27	$0.14	$2.10	$2.24	$(0.07)	$—	$(0.07)
Year ended 3-31-2018	22.69	0.16	1.23	1.39	(0.26)	(0.55)	(0.81)
Year ended 3-31-2017	19.72	0.20	3.25	3.45	(0.33)	(0.15)	(0.48)
Year ended 3-31-2016	23.40	0.14	(1.14)	(1.00)	(0.03)	(2.65)	(2.68)
Year ended 3-31-2015	23.82	0.12	1.25	1.37	(0.06)	(1.73)	(1.79)
Year ended 3-31-2014	20.30	0.07	4.42	4.49	(0.04)	(0.93)	(0.97)
Class B Shares(4)
Six-month period ended 9-30-2018 (unaudited)	21.53	0.02	1.94	1.96	—	—	—
Year ended 3-31-2018	21.12	0.06	1.02	1.08	(0.12)	(0.55)	(0.67)
Year ended 3-31-2017	18.39	0.00 *	3.02	3.02	(0.14)	(0.15)	(0.29)
Year ended 3-31-2016	22.04	(0.08)	(1.06)	(1.14)	—	(2.51)	(2.51)
Year ended 3-31-2015	22.53	(0.10)	1.19	1.09	—	(1.58)	(1.58)
Year ended 3-31-2014	19.28	(0.12)	4.19	4.07	—	(0.82)	(0.82)
Class C Shares
Six-month period ended 9-30-2018 (unaudited)	22.40	0.05	2.02	2.07	—	—	—
Year ended 3-31-2018	21.92	0.15	1.04	1.19	(0.16)	(0.55)	(0.71)
Year ended 3-31-2017	19.07	0.08	3.13	3.21	(0.21)	(0.15)	(0.36)
Year ended 3-31-2016	22.73	(0.01)	(1.11)	(1.12)	—	(2.54)	(2.54)
Year ended 3-31-2015	23.18	(0.05)	1.22	1.17	—	(1.62)	(1.62)
Year ended 3-31-2014	19.80	(0.09)	4.31	4.22	—	(0.84)	(0.84)
Class E Shares(5)
Six-month period ended 9-30-2018 (unaudited)	23.37	0.16	2.13	2.29	(0.11)	—	(0.11)
Year ended 3-31-2018	22.79	0.37	1.07	1.44	(0.31)	(0.55)	(0.86)
Year ended 3-31-2017	19.81	0.27	3.24	3.51	(0.38)	(0.15)	(0.53)
Year ended 3-31-2016	23.49	0.19	(1.14)	(0.95)	(0.04)	(2.69)	(2.73)
Year ended 3-31-2015	23.90	0.17	1.27	1.44	(0.10)	(1.75)	(1.85)
Year ended 3-31-2014	20.36	0.11	4.44	4.55	(0.09)	(0.92)	(1.01)
Class I Shares
Six-month period ended 9-30-2018 (unaudited)	23.38	0.18	2.12	2.30	(0.13)	—	(0.13)
Year ended 3-31-2018	22.80	0.24	1.22	1.46	(0.33)	(0.55)	(0.88)
Year ended 3-31-2017	19.81	0.31	3.23	3.54	(0.40)	(0.15)	(0.55)
Year ended 3-31-2016	23.50	0.20	(1.13)	(0.93)	(0.05)	(2.71)	(2.76)
Year ended 3-31-2015	23.90	0.19	1.28	1.47	(0.11)	(1.76)	(1.87)
Year ended 3-31-2014	20.36	0.14	4.44	4.58	(0.11)	(0.93)	(1.04)
Class N Shares
Six-month period ended 9-30-2018 (unaudited)	23.45	0.20	2.13	2.33	(0.16)	—	(0.16)
Year ended 3-31-2018	22.86	0.41	1.10	1.51	(0.37)	(0.55)	(0.92)
Year ended 3-31-2017	19.87	0.33	3.25	3.58	(0.44)	(0.15)	(0.59)
Year ended 3-31-2016	23.56	0.25	(1.15)	(0.90)	(0.06)	(2.73)	(2.79)
Year ended 3-31-2015(6)	24.96	0.18	0.25	0.43	(0.10)	(1.73)	(1.83)
Class R Shares
Six-month period ended 9-30-2018 (unaudited)	23.22	0.10	2.10	2.20	(0.02)	—	(0.02)
Year ended 3-31-2018	22.66	0.26	1.06	1.32	(0.21)	(0.55)	(0.76)
Year ended 3-31-2017	19.70	0.17	3.23	3.40	(0.29)	(0.15)	(0.44)
Year ended 3-31-2016	23.37	0.08	(1.13)	(1.05)	(0.01)	(2.61)	(2.62)
Year ended 3-31-2015	23.79	0.05	1.26	1.31	(0.01)	(1.72)	(1.73)
Year ended 3-31-2014	20.28	0.01	4.41	4.42	(0.01)	(0.90)	(0.91)
Class Y Shares
Six-month period ended 9-30-2018 (unaudited)	23.31	0.14	2.13	2.27	(0.09)	—	(0.09)
Year ended 3-31-2018	22.73	0.34	1.05	1.39	(0.26)	(0.55)	(0.81)
Year ended 3-31-2017	19.77	0.26	3.21	3.47	(0.36)	(0.15)	(0.51)
Year ended 3-31-2016	23.45	0.15	(1.13)	(0.98)	(0.03)	(2.67)	(2.70)
Year ended 3-31-2015	23.86	0.14	1.26	1.40	(0.07)	(1.74)	(1.81)
Year ended 3-31-2014	20.33	0.09	4.43	4.52	(0.06)	(0.93)	(0.99)

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Annualized.

(4)	These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Ivy Fund.

(5)	Class share is closed to investment.

(6)	For the period from July 31, 2014 (commencement of operations of the class) through March 31, 2015.

(7)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2015.

186	SEMIANNUAL REPORT	2018

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)		Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate
Class A Shares
Six-month period ended 9-30-2018 (unaudited)	$25.44	9.69%	$392		1.21	%(3)	1.12	%(3)	23%
Year ended 3-31-2018	23.27	6.13	398		1.23	(8)	0.65		72
Year ended 3-31-2017	22.69	17.76	103		1.33		0.99		53
Year ended 3-31-2016	19.72	-4.60	247		1.30		0.61		55
Year ended 3-31-2015	23.40	5.71	295		1.27		0.48		82
Year ended 3-31-2014	23.82	22.44	248		1.31		0.30		58
Class B Shares(4)
Six-month period ended 9-30-2018 (unaudited)	23.49	9.15	2		2.17	(3)	0.19	(3)	23
Year ended 3-31-2018	21.53	5.12	3		2.25	(9)	0.26		72
Year ended 3-31-2017	21.12	16.57	3		2.36		—		53
Year ended 3-31-2016	18.39	-5.54	3		2.27		-0.38		55
Year ended 3-31-2015	22.04	4.80	4		2.18		-0.43		82
Year ended 3-31-2014	22.53	21.35	6		2.17		-0.57		58
Class C Shares
Six-month period ended 9-30-2018 (unaudited)	24.47	9.29	18		1.93	(3)	0.41	(3)	23
Year ended 3-31-2018	22.40	5.41	18		1.95	(10)	0.68		72
Year ended 3-31-2017	21.92	17.02	20		1.97		0.39		53
Year ended 3-31-2016	19.07	-5.25	18		1.98		-0.06		55
Year ended 3-31-2015	22.73	5.00	22		1.97		-0.22		82
Year ended 3-31-2014	23.18	21.64	14		2.01		-0.41		58
Class E Shares(5)
Six-month period ended 9-30-2018 (unaudited)	25.55	9.81	—	*	1.01	(3)	1.33	(3)	23
Year ended 3-31-2018	23.37	6.34	—	*	1.03	(11)	1.57		72
Year ended 3-31-2017	22.79	18.03	—	*	1.08		1.29		53
Year ended 3-31-2016	19.81	-4.34	—	*	1.06		0.86		55
Year ended 3-31-2015	23.49	5.98	—	*	1.05		0.70		82
Year ended 3-31-2014	23.90	22.73	—	*	1.09		0.51		58
Class I Shares
Six-month period ended 9-30-2018 (unaudited)	25.55	9.83	651		0.91	(3)	1.43	(3)	23
Year ended 3-31-2018	23.38	6.45	600		0.94	(12)	1.01		72
Year ended 3-31-2017	22.80	18.18	186		0.97		1.44		53
Year ended 3-31-2016	19.81	-4.28	7		0.97		0.90		55
Year ended 3-31-2015	23.50	6.13	15		0.94		0.79		82
Year ended 3-31-2014	23.90	22.85	5		0.99		0.63		58
Class N Shares
Six-month period ended 9-30-2018 (unaudited)	25.62	9.93	160		0.76	(3)	1.64	(3)	23
Year ended 3-31-2018	23.45	6.65	149		0.78	(13)	1.72		72
Year ended 3-31-2017	22.86	18.32	9		0.82		1.55		53
Year ended 3-31-2016	19.87	-4.12	2		0.81		1.14		55
Year ended 3-31-2015(6)	23.56	1.72	1		0.79	(3)	1.11	(3)	82	(7)
Class R Shares
Six-month period ended 9-30-2018 (unaudited)	25.40	9.52	—	*	1.53	(3)	0.81	(3)	23
Year ended 3-31-2018	23.22	5.85	—	*	1.53	(14)	1.13		72
Year ended 3-31-2017	22.66	17.45	—	*	1.57		0.80		53
Year ended 3-31-2016	19.70	-4.82	—	*	1.56		0.36		55
Year ended 3-31-2015	23.37	5.45	—	*	1.54		0.21		82
Year ended 3-31-2014	23.79	22.13	1		1.57		0.03		58
Class Y Shares
Six-month period ended 9-30-2018 (unaudited)	25.49	9.72	1		1.15	(3)	1.17	(3)	23
Year ended 3-31-2018	23.31	6.12	1		1.22	(15)	1.43		72
Year ended 3-31-2017	22.73	17.81	1		1.21		1.24		53
Year ended 3-31-2016	19.77	-4.51	2		1.22		0.65		55
Year ended 3-31-2015	23.45	5.84	3		1.20		0.58		82
Year ended 3-31-2014	23.86	22.56	2		1.22		0.40		58

(8)	Expense ratio based on the period excluding reorganization expenses was 1.21%.

(9)	Expense ratio based on the period excluding reorganization expenses was 2.23%.

(10)	Expense ratio based on the period excluding reorganization expenses was 1.94%.

(11)	Expense ratio based on the period excluding reorganization expenses was 1.02%.

(12)	Expense ratio based on the period excluding reorganization expenses was 0.92%.

(13)	Expense ratio based on the period excluding reorganization expenses was 0.77%.

(14)	Expense ratio based on the period excluding reorganization expenses was 1.52%.

(15)	Expense ratio based on the period excluding reorganization expenses was 1.21%.

See Accompanying Notes to Financial Statements.

2018	SEMIANNUAL REPORT	187

NOTES TO FINANCIAL STATEMENTS	IVY FUNDS

SEPTEMBER 30, 2018 (UNAUDITED)

1.	ORGANIZATION

Ivy Funds, a Delaware statutory trust (the “Trust”), is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Ivy Core Equity Fund, Ivy Emerging Markets Equity Fund, Ivy European Opportunities Fund, Ivy Global Bond Fund, Ivy Global Equity Income Fund, Ivy Global Growth Fund, Ivy Global Income Allocation Fund, Ivy Government Money Market Fund, Ivy High Income Fund, Ivy International Core Equity Fund, Ivy Large Cap Growth Fund, Ivy Limited-Term Bond Fund, Ivy Managed International Opportunities Fund, Ivy Micro Cap Growth Fund, Ivy Mid Cap Growth Fund, Ivy Mid Cap Income Opportunities Fund, Ivy Municipal Bond Fund, Ivy Municipal High Income Fund, Ivy Pzena International Value Fund (formerly known as Ivy Cundill Global Value Fund), Ivy Securian Core Bond Fund (formerly known as Ivy Advantus Bond Fund), Ivy Small Cap Core Fund, Ivy Small Cap Growth Fund, Ivy Tax-Managed Equity Fund and Ivy Value Fund (each, a “Fund”) are 24 series of the Trust and are the only series of the Trust included in these financial statements. The investment objective(s), policies and risk factors of each Fund are described more fully in the Funds’ Prospectus and Statement of Additional Information (“SAI”). Each Fund’s investment manager is Ivy Investment Management Company (“IICO” or the “Manager”).

Each Fund offers Class A, Class C and Class N shares. Each Fund (excluding Ivy Mid Cap Income Opportunities Fund) offers Class B shares. The Funds’ Class B shares are not available for purchase by new and existing investors. Class B shares will continue to be available for dividend reinvestment and exchanges from Class B shares of another fund within Ivy Funds. Class C shares are not available for direct investment in the Ivy Government Money Market Fund. Class C shares of Ivy Government Money Market Fund will continue to be available for dividend reinvestment and exchanges from Class C shares of another fund within Ivy Funds. Certain Funds may also offer Class E, Class I, Class R, Class T and/or Class Y shares. Class E shares are closed for all investments in the Ivy Emerging Markets Equity Fund, Ivy European Opportunities Fund, Ivy Global Growth Fund, Ivy Managed International Opportunities Fund, Ivy Small Cap Core Fund and Ivy Value Fund. Class A, Class E and Class T shares are sold at their offering price, which is normally net asset value (“NAV”) plus a front-end sales charge. For Class A shares, a 1% contingent deferred sales charge (“CDSC”) is only imposed on shares purchased at NAV for $1 million or more that are subsequently redeemed within 12 months of purchase. Class B and Class C shares are sold without a front-end sales charge, but may be subject to a CDSC. Class I, Class N, Class R and Class Y shares are sold without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Net investment income, net assets and NAV per share may differ due to each class having its own expenses, such as transfer agent and shareholder servicing fees, directly attributable to that class. Class A, B, C, E, R, T and Y have a distribution and service plan. Class I shares and Class N shares are not included in the plan. With certain exceptions described in the Prospectus, Class B shares will automatically convert to Class A shares 96 months after the date of purchase. With certain exceptions described in the Prospectus, Class C shares will automatically convert to Class A shares 120 months after the date of purchase.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by each Fund.

Security Transactions and Related Investment Income. Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses are calculated on the identified cost basis. Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. All or a portion of the distributions received from a real estate investment trust or publicly traded partnership may be designated as a reduction of cost of the related investment or realized gain.

Foreign Currency Translation. Each Fund’s accounting records are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars daily, using foreign exchange rates obtained from an independent pricing service approved by the Board of Trustees of the Trust (the “Board”). Purchases and sales of investment securities and accruals of income and expenses are translated at the rate of exchange prevailing on the date of the transaction. For assets and liabilities other than investments in securities, net realized and unrealized gains and losses from foreign currency translation arise from changes in currency exchange rates. Each Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized gain (loss) and net change in unrealized appreciation (depreciation) on investments. Foreign exchange rates are typically valued as of the close of the New York Stock Exchange (“NYSE”), normally 4:00 P.M. Eastern time, on each day the NYSE is open for trading.

Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

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Income Taxes. It is the policy of each Fund to distribute all of its taxable income and capital gains to its shareholders and to otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. In addition, each Fund intends to pay distributions as required to avoid imposition of excise tax. Accordingly, no provision has been made for Federal income taxes. The Funds file income tax returns in U.S. federal and applicable state jurisdictions. The Funds’ tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax returns. Management of the Trust periodically reviews all tax positions to assess whether it is more likely than not that the position would be sustained upon examination by the relevant tax authority based on the technical merits of each position. As of the date of these financial statements, management believes that no liability for unrecognized tax positions is required.

Dividends and Distributions to Shareholders. Dividends and distributions to shareholders are recorded by each Fund on the business day following record date. Net investment income dividends and capital gains distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“U.S. GAAP”). If the total dividends and distributions made in any tax year exceed net investment income and accumulated realized capital gains, a portion of the total distribution may be treated as a return of capital for tax purposes.

Segregation and Collateralization. In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”), the Dodd Frank Wall Street Reform and Consumer Protection Act, or the interpretive rules and regulations of the U.S. Commodities Futures Trading Commission require that a Fund either deliver collateral or segregate assets in connection with certain investments (e.g., dollar rolls, financial futures contracts, foreign currency exchange contracts, options written, securities with extended settlement periods, and swaps), the Fund will segregate collateral or designate on its books and records, cash or other liquid securities having a value at least equal to the amount that is required to be physically segregated for the benefit of the counterparty. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, each party has requirements to deliver/deposit cash or securities as collateral for certain investments. Certain countries require that cash reserves be held while investing in companies incorporated in that country. These cash reserves and cash collateral that has been pledged to cover obligations of the Funds under derivative contracts, if any, will be reported separately on the Statement of Assets and Liabilities as “Restricted cash”. Securities collateral pledged for the same purpose, if any, is noted on the Schedule of Investments.

Concentration of Market and Credit Risk. In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Funds may be exposed to counterparty credit risk, or the risk that an entity with which the Funds have unsettled or open transactions may fail to or be unable to perform on its commitments. The Funds manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded on the Funds’ Statement of Assets and Liabilities, less any collateral held by the Funds.

Certain Funds may hold high-yield or non-investment-grade bonds, that may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Funds may acquire securities in default and are not obligated to dispose of securities whose issuers subsequently default.

Certain Funds may enter into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected on the Statement of Assets and Liabilities.

If a Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad.

Inflation-Indexed Bonds. Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally

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fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

Interest Only Obligations. These securities entitle the owner to receive only the interest portion from a bond, Treasury note or pool of mortgages. These securities are generally created by a third party separating a bond or pool of mortgages into distinct interest-only and principal-only securities. As the principal (par) amount of a bond or pool of mortgages is paid down, the amount of interest income earned by the owner will decline as well.

Loans. Certain Funds may invest in loans, the interest rates of which float or adjust periodically based upon a specified adjustment schedule, benchmark indicator, or prevailing interest rates, the debtor of which may be a domestic or foreign corporation, partnership or other entity (“Borrower”). Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates generally include prime rates of one or more major U.S. banks, the London Interbank Offered Rate (“LIBOR”) or certificates of deposit rates. Loans often require prepayments from excess cash flow or permit the Borrower to repay at its election. The degree to which Borrowers repay cannot be predicted with accuracy. As a result, the actual maturity may be substantially less than the stated maturities. Loans are exempt from registration under the Securities Act of 1933, as amended, may contain certain restrictions on resale, and cannot be sold publicly. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties.

When a Fund purchases assignments, it acquires all the rights and obligations under the loan agreement of the assigning lender. Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an assignment may differ from, and be more limited than those held by the assigning lender. When a Fund purchases a participation of a loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation. A participation interest in loans includes the right to receive payments of principal, interest and any fees to which it is entitled from the lender and only upon receipt by the lender of payments from the Borrower, but not from the Borrower directly. When investing in a participation interest, if a Borrower is unable to meet its obligations under a loan agreement, a Fund generally has no direct right to enforce compliance with the terms of the loan agreement. As a result, the Fund assumes the credit risk of the Borrower, the selling participant, and any other persons that are interpositioned between the Fund and the Borrower. If the lead lender in a typical lending syndicate becomes insolvent, enters Federal Deposit Insurance Corporation (“FDIC”) receivership or, if not FDIC insured, enters into bankruptcy, the Fund may incur certain costs and delays in receiving payment or may suffer a loss of principal and interest.

Payment In-Kind Securities. Certain Funds may invest in payment in-kind securities (“PIKs”). PIKs give the issuer the option at each interest payment date of making interest payments in cash or in additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from the unrealized appreciation or depreciation on investments to interest receivable on the Statement of Assets and Liabilities.

Securities on a When-Issued or Delayed Delivery Basis. Certain Funds may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by a Fund on a when-issued basis normally take place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of a Fund’s NAV to the extent the Fund executes such transactions while remaining substantially fully invested. When a Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield IICO, or the Fund’s investment subadviser, as applicable, consider advantageous. The Fund maintains internally designated assets with a value equal to or greater than the amount of its purchase commitments. The Fund may also sell securities that it purchased on a when-issued or delayed delivery basis prior to settlement of the original purchase.

Custodian Fees. “Custodian fees” on the Statement of Operations may include interest expense incurred by a Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. A Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by that Fund. The “Earnings credit” line item, if shown, represents earnings on cash balances maintained by that Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

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Indemnification. The Trust’s organizational documents provide current and former Trustees and Officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Trust. In the normal course of business, the Trust may also enter into contracts that provide general indemnification. The Trust’s maximum exposure under these arrangements is unknown and is dependent on future claims that may be made against the Trust. The risk of material loss from such claims is considered remote.

Basis of Preparation. Each Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The accompanying financial statements were prepared in accordance with U.S. GAAP, including but not limited to ASC 946. U.S. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.

New Rule Issuance. In March 2017, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), ASU 2017-08 which provides guidance related to the amortization period for certain purchased callable debt securities held at a premium. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. Management is currently evaluating the implication of this amendment and its impact to the Funds’ financial statements and related disclosures.

In August 2018, the FASB issued ASU 2018-13 which changes the fair value measurement disclosure requirements of ASC 820. The ASU is effective for annual periods beginning after December 15, 2019, and interim periods within those annual periods. Management is currently evaluating the implication of this amendment and its impact to the Funds’ financial statements and related disclosures.

In October 2018, the Securities Exchange Commission (“Commission”) adopted amendments to certain disclosure requirements that have become redundant, duplicative, overlapping, outdated, or superseded, in light of other Commission disclosure requirements, U.S. GAAP, or changes in the information environment. We are also referring certain Commission disclosure requirements that overlap with, but require information incremental to, U.S. GAAP to the FASB for potential incorporation into U.S. GAAP. The amendments are intended to facilitate the disclosure of information to investors and simplify compliance without significantly altering the total mix of information provided to investors. The amendments are effective November 2018. Management is currently evaluating the implication of these amendments and their impact to the Funds’ financial statements and related disclosures.

Subsequent Events. The Board approved a Reorganization Plan, in which the Ivy European Opportunities Fund, Ivy Micro Cap Growth Fund and Ivy Tax-Managed Equity Fund (the “Target Funds”) were reorganized into Ivy International Core Equity Fund, Ivy Small Cap Growth Fund and Ivy Large Cap Growth Fund (the “Acquiring Funds”), respectively. This means that the Acquiring Funds received all of the assets and liabilities of the corresponding Target Fund in exchange for shares of the Acquiring Fund. Each Target Fund, in turn, distributed those Acquiring Fund shares to its shareholders in liquidation and shareholders of a Target Fund became shareholders of the corresponding Acquiring Fund. The reorganization was effective November 5, 2018.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Each Fund calculates the NAV of its shares as of the close of the NYSE, normally 4:00 P.M. Eastern time, on each day the NYSE is open for trading.

For purposes of calculating the NAV, the portfolio securities and financial instruments are valued on each business day using pricing and valuation methods as adopted by the Board. Where market quotes are readily available, fair value is generally determined on the basis of the last reported sales price, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Prices for fixed-income securities are typically based on quotes that are obtained from an independent pricing service approved by the Board. To determine values of fixed-income securities, the independent pricing service utilizes such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities that cannot be valued by the independent pricing service may be valued using quotes obtained from dealers that make markets in the securities.

Investments in Ivy Government Money Market Fund are valued on the basis of amortized cost (which approximates value), whereby a portfolio security is valued at its cost initially, and thereafter valued to reflect a constant amortization to maturity of any discount or premium. Short-term securities with maturities of 60 days or less held in all Funds (with the exception of Ivy Government Money Market Fund) are valued based on quotes that are obtained from an independent pricing service approved by the Board as described in the preceding paragraph above.

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Because many foreign markets close before the NYSE, events may occur between the close of the foreign market and the close of the NYSE that could have a material impact on the valuation of foreign securities. Waddell & Reed Services Company (“WRSCO”), pursuant to procedures adopted by the Board, evaluates the impact of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the NYSE. In addition, all securities for which values are not readily available or are deemed unreliable are appraised at fair value as determined in good faith under the supervision of the Board.

Where market quotes are not readily available, portfolio securities or financial instruments are valued at fair value, as determined in good faith by the Board or Valuation Committee pursuant to procedures approved by the Board.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE close, that materially affect the values of a Fund’s securities or financial instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available.

The Board has delegated to WRSCO the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or financial instruments and for determining whether the value of the applicable securities or financial instruments should be re-evaluated in light of such significant events. The Board has established a Valuation Committee to administer and oversee the valuation process, including the use of third party pricing vendors.

The Board has adopted methods for valuing securities and financial instruments in circumstances where market quotes are not readily available. For instances in which daily market quotes are not readily available, investments may be valued, pursuant to procedures established by the Board, with reference to other securities or indices. In the event that the security or financial instrument cannot be valued pursuant to one of the valuation methods established by the Board, the value of the security or financial instrument will be determined in good faith by the Valuation Committee in accordance with the procedures adopted by the Board.

When a Fund uses these fair valuation methods applied by WRSCO that use significant unobservable inputs to determine its NAV, securities will be priced by a method that the Board or persons acting at its direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. The prices used by a Fund may differ from the value that will ultimately be realized at the time the securities are sold.

WRSCO is responsible for monitoring the implementation of the pricing and valuation policies through a series of activities to provide reasonable comfort of the accuracy of prices including: 1) periodic vendor due diligence meetings to review methodologies, new developments, and process at vendors, 2) daily and monthly multi-source pricing comparisons reviewed and submitted to the Valuation Committee, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by management and the Valuation Committee.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized as follows:

•	Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

•

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at its direction that are used in determining the fair value of investments.

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A description of the valuation techniques applied to the Funds’ major classes of assets and liabilities measured at fair value on a recurring basis follows:

Asset-Backed Securities and Mortgage-Backed Securities. The fair value of asset-backed securities and mortgage-backed securities are estimated using recently executed transactions and based on models that consider the estimated cash flows of each debt tranche of the issuer, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche including, but not limited to, the prepayment speed assumptions and attributes of the collateral. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy, and otherwise they would be categorized as Level 3.

Bullion. The fair value of bullion is at the last settlement price at the end of each day on the board of trade or exchange upon which they are traded and are categorized in Level 1 of the fair value hierarchy.

Corporate Bonds. The fair value of corporate bonds, as obtained from an independent pricing service, is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3 of the fair value hierarchy.

Derivative Instruments. Forward foreign currency contracts are valued based upon the closing prices of the forward currency rates determined at the close of the NYSE, which are provided by an independent pricing service. Swaps derive their value from underlying asset prices, indices, reference rates and other inputs or a combination of these factors. Swaps are valued by an independent pricing service unless the price is unavailable, in which case they are valued at the price provided by a dealer in that security. Exchange-traded futures contracts are generally valued at the settlement price. Listed options are ordinarily valued at the mean of the last bid and ask price provided by an independent pricing service unless the price is unavailable, in which case they are valued at a quotation obtained from a broker-dealer. Over-the-counter (“OTC”) options are ordinarily valued at the mean of the last bid and ask price for a comparable listed option provided by an independent pricing service unless such a price is unavailable, in which case they are valued at a quotation obtained from a broker-dealer.

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. OTC derivative contracts include forward foreign currency contracts, swap agreements, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case with interest rate swap and option contracts. OTC derivative products valued using pricing models with significant observable inputs are categorized within Level 2 of the fair value hierarchy.

Equity Securities. Equity securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day unless otherwise stated below. OTC equity securities and listed securities for which no price is readily available are valued at the average of the last bid and ask prices.

Mutual funds, including investment funds, typically are valued at the NAV reported as of the valuation date.

Securities that are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded and to the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Foreign securities, for which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intra-day trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds, and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Preferred stock, repurchase agreements, and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2.

Loans. Loans are valued using a price or composite price from one or more brokers or dealers as obtained from an independent pricing service. The fair value of loans is estimated using recently executed transactions, market price

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quotations, credit/market events, and cross-asset pricing. Inputs are generally observable market inputs obtained from independent sources. Loans are generally categorized in Level 2 of the fair value hierarchy, unless key inputs are unobservable in which case they would be categorized as Level 3.

Municipal Bonds. Municipal bonds are fair valued based on pricing models used by and obtained from an independent pricing service that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid-wants lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Overdraft due to custodian. Due to the short-term nature of overdraft due to custodian, the carrying value approximates fair value and the liability is categorized as Level 2 in the fair value hierarchy.

Restricted Securities. Restricted securities that are deemed to be Rule 144A securities and illiquid, as well as restricted securities held in non-public entities, are included in Level 3 of the fair value hierarchy to the extent that significant inputs to valuation are unobservable, because they trade infrequently, if at all and, therefore, the inputs are unobservable. Restricted securities that are valued at a discount to similar publicly traded securities may be categorized as Level 2 of the fair value hierarchy to the extent that the discount is considered to be insignificant to the fair value measurement in its entirety; otherwise they may be categorized as Level 3.

U.S. Government and Agency Securities. U.S. government and agency securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. Accordingly, U.S. government and agency securities are normally categorized in Level 2 of the fair value hierarchy depending on the liquidity and transparency of the market.

Transfers from Level 2 to Level 3 occurred primarily due to the lack of observable market data due to decreased market activity or information for these securities. Transfers from Level 3 to Level 2 occurred primarily due to the increased availability of observable market data due to increased market activity or information. Transfers between levels represent the values as of the beginning of the reporting period.

For fair valuations using unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation, if any, have been included in the Notes to the Schedule of Investments for each respective Fund.

Net realized gain (loss) and net unrealized appreciation (depreciation), shown on the reconciliation of Level 3 investments, if applicable, are included on the Statement of Operations in net realized gain (loss) on investments in unaffiliated and/or affiliated securities and in net change in unrealized appreciation (depreciation) on investments in unaffiliated and/or affiliated securities, respectively. Additionally, the net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of September 30, 2018, if applicable, is included on the Statement of Operations in net change in unrealized appreciation (depreciation) on investments in unaffiliated and/or affiliated securities.

4.	DERIVATIVE INSTRUMENTS ($ amounts in thousands unless indicated otherwise)

The following disclosures contain information on why and how the Funds use derivative instruments, the associated risks of investing in derivative instruments, and how derivative instruments affect the Funds’ financial positions and results of operations.

Forward Foreign Currency Contracts. Certain Funds may enter into forward foreign currency contracts (“forward contracts”) for the purchase or sale of a foreign currency at a negotiated rate at a future date. Forward contracts are reported on a schedule following the Schedule of Investments. Forward contracts are valued daily based upon the closing prices of the forward currency rates provided by an independent pricing service determined at the close of the NYSE. The resulting unrealized appreciation and depreciation is reported on the Statement of Assets and Liabilities as a receivable or payable and on the Statement of Operations within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) on the Statement of Operations.

Risks to a Fund related to the use of such contracts include both market and credit risk. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, a Fund’s maximum loss will consist of the aggregate unrealized gain on appreciated contracts that is not collateralized.

Ivy Core Equity Fund, Ivy European Opportunities Fund, Ivy Global Equity Income Fund, Ivy Global Income Allocation Fund and Ivy High Income Fund enter into forward foreign currency exchange contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to, or hedge exposure away from foreign currencies (foreign currency exchange rate risk).

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Futures Contracts. Certain Funds may engage in buying and selling futures contracts. Upon entering into a futures contract, the Fund is required to deposit, in a segregated account, an amount equal to a varying specified percentage of the contract amount. This amount is known as the initial margin. Subsequent amounts, known as variation margin, are paid or received by the Fund each day, dependent on the daily fluctuations in the value of the underlying debt security or index. Options in futures contracts may also be purchased or sold by a Fund.

Futures contracts are reported on a schedule following the Schedule of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are identified on the Schedule of Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted on the Statement of Assets and Liabilities. The net change in unrealized appreciation (depreciation) is reported on the Statement of Operations. Realized gains (losses) are reported on the Statement of Operations at the closing or expiration of futures contracts.

Risks of entering into futures contracts include the possibility of loss of securities or cash held as collateral, that there may be an illiquid market where the Fund is unable to close the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities.

Ivy Municipal Bond Fund, Ivy Securian Core Bond Fund and Ivy Small Cap Core Fund invest in long and/or short positions in futures contracts to gain exposure to, or economically hedge against, changes in interest rates (interest rate risk), changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Option Contracts. Options purchased by a Fund are accounted for in the same manner as portfolio securities. The cost of the underlying instruments acquired through the exercise of call options is increased by the premium paid to purchase the call. The proceeds from instruments sold through the exercise of put options are decreased by the premium paid to purchase the put.

When a Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded as a liability. The amount of the liability is subsequently adjusted to reflect the current value of the option written. When an option expires on its stipulated expiration date or a Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the call option was sold), and the liability related to such option is extinguished. When a written call option is exercised, the premium is added to the proceeds from the sale of the underlying instrument in determining whether a Fund has realized a gain or loss. When a written put is exercised, the cost basis of the instruments purchased by a Fund is reduced by the amount of the premium received.

Investments in options, whether purchased or written, involve certain risks. Writing put options and purchasing call options may increase a Fund’s exposure to the underlying instrument. With written options, there may be times when a Fund will be required to purchase or sell instruments to meet its obligation under the option contract where the required action is not beneficial to the Fund, due to unfavorable movement of the market price of the underlying instrument.

Option contracts can be traded on a regulated exchange or traded OTC. Unlike the trades on a regulated exchange where the clearinghouse guarantees the performances of both the buyer and the seller, to the extent a Fund enters into OTC option transactions with counterparties, the Fund will be exposed to the risk that counterparties to these OTC transactions will be unable to meet their obligations under the terms of the transaction.

Ivy Mid Cap Growth Fund, Ivy Small Cap Growth Fund and Ivy Value Fund purchase and write call and put options to increase or decrease hedging exposure to underlying instruments (which include credit risk, equity risk, foreign currency exchange rate risk, event risk and/or interest rate risk), increase exposure to various equity markets or certain sectors, gain exposure to or facilitate trading in certain securities and/or, in the case of options written, to generate returns from options premiums.

Swap Agreements. Certain Funds may invest in swap agreements. Swaps are marked to market daily and changes in value are recorded as unrealized appreciation (depreciation) on the Statement of Operations. Payments received or made by the Fund are recorded as realized gain or loss on the Statement of Operations. Any upfront premiums paid are recorded as assets and any upfront fees received are recorded as liabilities and are shown as swap premiums paid and swap premiums received, respectively, if any, on the Statement of Assets and Liabilities and amortized over the term of the swap. An early termination payment received or made at an early termination or maturity of the swap is recorded as realized gain or loss on the Statement of Operations.

Total return swaps involve a commitment of one party to pay periodic interest payments in exchange for a market-linked return based on a security or a basket of securities including a variety of securities or representing a particular index. To the extent the total return of the security, a basket of securities, or an index exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

Ivy European Opportunities Fund, Ivy International Core Equity Fund and Ivy Small Cap Growth Fund enter into total return swaps to hedge exposure to a security or market.

2018	SEMIANNUAL REPORT	195

The creditworthiness of the counterparty with which a Fund enters into a swap agreement is monitored by IICO. If a counterparty creditworthiness declines, the value of the agreement would likely decline, potentially resulting in losses. If a default occurs by the counterparty to such a transaction, the Fund will have contractual remedies pursuant to the agreement related to the transaction. The maximum loss a Fund may incur consists of the aggregate unrealized gain on appreciated contracts that is not collateralized due to facts specific to certain situations (i.e., collateral may not have been posted by the counterparty due to the required collateral amount being less than the pre-agreed thresholds. Additionally, regulatory developments called stay resolutions and the ensuing required contractual amendments to the transactional documentation, including derivatives, permit the relevant regulators to preclude parties to a transaction from terminating trades, among other rights it may have in the trade agreements should a counterparty that it regulates experience financial distress. A relevant regulator also has the authority to reduce the value of certain liabilities owed by the counterparty to a Fund and/or convert cash liabilities of a regulated entity into equity holdings. The power given to the relevant regulators includes the ability to amend transactional agreements unilaterally, modify the maturity of eligible liabilities, reduce the amount of interest payable or change the date on which interest becomes payable, among other powers.

To prevent incurring losses due to the counterparty credit risk, IICO actively monitors the creditworthiness of the counterparties with which it has entered financial transactions. IICO consistently and frequently risk manages the credit risk of the counterparties it faces in transactions.

Collateral and rights of offset. A Fund mitigates credit risk with respect to OTC derivative counterparties through credit support annexes (“CSA”) included with an International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreement which is the standard contract governing all OTC derivative transactions between the Fund and each of its counterparties. Although it is not possible to eliminate credit risk entirely, the CSA allows the Fund and its counterparty to reduce their exposure to the risk of payment default by the other party by holding an amount in collateral equivalent to the realized and unrealized amount of exposure to the counterparty, which is generally held by the Fund’s custodian. An amount of collateral is moved to/from applicable counterparties only if the amount of collateral required to be posted surpasses both the threshold and the minimum transfer amount pre-agreed in the CSA between the Fund and the counterparty. See Note 2 “Segregation and Collateralization” for additional information with respect to collateral practices.

Offsetting of Assets and Liabilities. The following tables present financial instruments that are either (1) offset or (2) subject to an enforceable master netting arrangement or similar agreement as of September 30, 2018:

Assets

				Gross Amounts Not Offset on the Statement of Assets and Liabilities
Fund	Gross Amounts of Recognized Assets	Gross Amounts Offset on the Statement of Assets and Liabilities	Net Amounts of Assets Presented on the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Received	Cash Collateral Received	Net Amount Receivable
Ivy Core Equity Fund
Unrealized appreciation on forward foreign currency contracts	$870	$—	$870	$(56)	$—	$—	$814
Ivy Global Income Allocation Fund
Unrealized appreciation on forward foreign currency contracts	$246	$—	$246	$—	$—	$—	$246
Ivy High Income Fund
Unrealized appreciation on forward foreign currency contracts(1)	$158	$—	$158	$(87)	$—	$—	$71
Ivy Mid Cap Growth Fund
Investments in unaffiliated securities at value*	$106	$—	$106	$(106)	$—	$—	$—
Ivy Small Cap Growth Fund
Investments in unaffiliated securities at value*	$597	$—	$597	$(128)	$—	$—	$469

*	Purchased options are reported as investments in unaffiliated securities on the Statement of Assets and Liabilities.

(1)

Amounts include forward contracts that have an offset to an open and close contract, but have not settled. These amounts are included on the Statement of Assets and Liabilities line item for Investment securities sold receivable.

196	SEMIANNUAL REPORT	2018

Liabilities

				Gross Amounts Not Offset on the Statement of Assets and Liabilities
Fund	Gross Amounts of Recognized Liabilities	Gross Amounts Offset on the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented on the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount Payable
Ivy Core Equity Fund
Unrealized depreciation on forward foreign currency contracts(1)	$56	$—	$56	$(56)	$—	$—	$—
Ivy High Income Fund
Unrealized depreciation on forward foreign currency contracts(1)	$195	$—	$195	$(87)	$—	$(90)	$18
Ivy International Core Equity Fund
Swap agreements, at value	$65	$—	$65	$—	$—	$—	$65
Ivy Mid Cap Growth Fund
Written options at value	$126	$—	$126	$(106)	$—	$—	$20
Ivy Small Cap Growth Fund
Swap agreements, at value	$1,742	$—	$1,742	$—	$—	$(1,742)	$—
Written options at value	128	—	128	(128)	—	—	—
Total	$1,870	$—	$1,870	$(128)	$—	$(1,742)	$—

(1)

Amounts include forward contracts that have an offset to an open and close contract, but have not settled. These amounts are included on the Statement of Assets and Liabilities line item for Investment securities purchased payable.

Additional Disclosure Related to Derivative Instruments

Fair values of derivative instruments as of September 30, 2018:

		Assets		Liabilities
Fund	Type of Risk Exposure	Statement of Assets & Liabilities Location	Value	Statement of Assets & Liabilities Location	Value
Ivy Core Equity Fund	Foreign currency	Unrealized appreciation on forward foreign currency contracts	$870		$—
Ivy Global Income Allocation Fund	Foreign currency	Unrealized appreciation on forward foreign currency contracts	246		—
Ivy High Income Fund	Foreign currency	Unrealized appreciation on forward foreign currency contracts	79		—
Ivy International Core Equity Fund	Equity		—	Swap agreements, at value	65
Ivy Mid Cap Growth Fund	Equity	Investments in unaffiliated securities at value*	106	Written options at value	126
Ivy Municipal Bond Fund	Interest rate	Unrealized appreciation on futures contracts**	531		—
Ivy Securian Core Bond Fund	Interest rate	Unrealized appreciation on futures contracts**	1,799	Unrealized depreciation on futures contracts**	3,328
Ivy Small Cap Growth Fund	Equity	Investments in unaffiliated securities at value*	597	Swap agreements, at value	1,742
			—	Written options at value	128
Ivy Value Fund	Equity		—	Written options at value	24

*	Purchased options are reported as investments in unaffiliated securities and are reflected on the accompanying Schedule of Investments.

**

The value presented includes cumulative gain (loss) on open futures contracts; however, the value reflected on the accompanying Statement of Assets and Liabilities is only the unsettled variation margin receivable (payable) as of period ended September 30, 2018.

2018	SEMIANNUAL REPORT	197

Amount of realized gain (loss) on derivatives recognized on the Statement of Operations for the period ended September 30, 2018:

		Net realized gain (loss) on:
Fund	Type of Risk Exposure	Investments in unaffiliated securities**	Swap agreements		Futures contracts	Written options	Forward foreign currency contracts	Total
Ivy Core Equity Fund	Foreign currency	$—	$—		$—	$—	$8,303	$8,303
Ivy European Opportunities Fund	Equity	—	285		—	—	—	285
	Foreign currency	—	—		—	—	558	558
Ivy Global Equity Income Fund	Foreign currency	—	—		—	—	647	647
Ivy Global Income Allocation Fund	Foreign currency	—	—		—	—	2,209	2,209
Ivy High Income Fund	Foreign currency	—	—		—	—	1,050	1,050
Ivy International Core Equity Fund	Equity	—	—	*	—	—	—	— *
Ivy Mid Cap Growth Fund	Equity	(3,386)	—		—	348	—	(3,038)
Ivy Municipal Bond Fund	Interest rate	—	—		(588)	—	—	(588)
Ivy Securian Core Bond Fund	Interest rate	—	—		857	—	—	857
Ivy Small Cap Core Fund	Equity	—	—		(28)	—	—	(28)
Ivy Small Cap Growth Fund	Equity	—	1,623		—	—	—	1,623
Ivy Value Fund	Equity	—	—		—	778	—	778

*	Not shown due to rounding.

**	Purchased options are reported as investments in unaffiliated securities and are reflected on the accompanying Schedule of Investments.

Change in unrealized appreciation (depreciation) on derivatives recognized on the Statement of Operations for the period ended September 30, 2018:

		Net change in unrealized appreciation (depreciation) on:
Fund	Type of Risk Exposure	Investments in unaffiliated securities*	Swap agreements	Futures contracts	Written options	Forward foreign currency contracts	Total
Ivy Core Equity Fund	Foreign currency	$—	$—	$—	$—	$748	$748
Ivy European Opportunities Fund	Foreign currency	—	—	—	—	(10)	(10)
Ivy Global Equity Income Fund	Foreign currency	—	—	—	—	(12)	(12)
Ivy Global Income Allocation Fund	Foreign currency	—	—	—	—	203	203
Ivy High Income Fund	Foreign currency	—	—	—	—	68	68
Ivy International Core Equity Fund	Equity	—	(65)	—	—	—	(65)
Ivy Mid Cap Growth Fund	Equity	(125)	—	—	63	—	(62)
Ivy Municipal Bond Fund	Interest rate	—	—	1,242	—	—	1,242
Ivy Securian Core Bond Fund	Interest rate	—	—	(2,166)	—	—	(2,166)
Ivy Small Cap Growth Fund	Equity	9	4,348	—	(47)	—	4,310
Ivy Value Fund	Equity	—	—	—	19	—	19

*	Purchased options are reported as investments in unaffiliated securities and are reflected on the accompanying Schedule of Investments.

During the period ended September 30, 2018, the average derivative volume was as follows:

Fund	Forward foreign currency contracts(1)	Long futures contracts(2)	Short futures contracts(2)	Swap agreements(3)	Purchased options(2)	Written options(2)
Ivy Core Equity Fund	$2,569	$—	$—	$—	$—	$—
Ivy European Opportunities Fund	44	—	—	—	—	—
Ivy Global Equity Income Fund.	51	—	—	—	—	—
Ivy Global Income Allocation Fund	719	—	—	—	—	—
Ivy High Income Fund	311	—	—	—	—	—
Ivy International Core Equity Fund	—	—	—	1,992	—	—

198	SEMIANNUAL REPORT	2018

Fund	Forward foreign currency contracts(1)	Long futures contracts(2)	Short futures contracts(2)	Swap agreements(3)	Purchased options(2)	Written options(2)
Ivy Mid Cap Growth Fund	$—	$—	$—	$—	$502	$38
Ivy Municipal Bond Fund	—	—	20,742	—	—	—
Ivy Securian Core Bond Fund	—	155,508	82,737	—	—	—
Ivy Small Cap Growth Fund	—	—	—	70,804	85	18
Ivy Value Fund	—	—	—	—	—	243

(1)	Average absolute value of unrealized appreciation/depreciation during the period.

(2)	Average value outstanding during the period.

(3)	Average notional amount outstanding during the period.

5.	BASIS FOR CONSOLIDATION OF THE IVY EMERGING MARKETS EQUITY FUND

Ivy EME, Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated as a wholly owned subsidiary acting as an investment vehicle for the Ivy Emerging Markets Equity Fund (referred to as “the Fund” in this subsection). The Subsidiary acts as an investment vehicle for the Fund, in order to effect certain investments for the Fund consistent with the Fund’s investment objectives and policies as specified in its prospectus and SAI. The Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Fund and its Subsidiary. The consolidated financial statements include the accounts of the Fund and its Subsidiary. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Fund and its Subsidiary comprising the entire issued share capital of the Subsidiary with the intent that the Fund will remain the sole shareholder and retain all rights. Under the Articles of Association, shares issued by the Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary.

See the table below for details regarding the structure, incorporation and relationship as of September 30, 2018 of the Subsidiary to the Fund (amounts in thousands).

Subsidiary	Date of Incorporation	Subscription Agreement	Fund Net Assets	Subsidiary Net Assets	Percentage of Fund Net Assets
Ivy EME, Ltd.	1-31-13	4-10-13	$2,153,299	$343	0.02%

6.	INVESTMENT MANAGEMENT AND PAYMENTS TO AFFILIATED PERSONS ($ amounts in thousands unless indicated otherwise)

Management Fees. IICO, a wholly owned subsidiary of Waddell & Reed Financial, Inc. (“WDR”), serves as each Fund’s investment manager. The management fee is accrued daily by each Fund at the following annual rates as a percentage of average daily net assets:

Fund (M - Millions)	$0 to $250M	$250 to $500M	$500 to $1,000M	$1,000 to $1,500M	$1,500 to $2,000M	$2,000 to $3,000M	$3,000 to $5,000M	$5,000 to $6,000M	$6,000 to $10,000M	$10,000 to $15,000M	$15,000 to $20,000M	Over $20,000M
Ivy Core Equity Fund	0.700%	0.700%	0.700%	0.650%	0.650%	0.600%	0.550%	0.525%	0.500%	0.490%	0.490%	0.490%
Ivy Emerging Markets Equity Fund	1.000	1.000	0.850	0.830	0.830	0.800	0.760	0.755	0.755	0.750	0.750	0.750
Ivy European Opportunities Fund	0.900	0.850	0.750	0.750	0.750	0.740	0.740	0.720	0.720	0.710	0.710	0.710
Ivy Global Bond Fund	0.625	0.625	0.600	0.550	0.500	0.500	0.500	0.490	0.490	0.480	0.480	0.480
Ivy Global Equity Income Fund	0.700	0.700	0.700	0.650	0.650	0.600	0.550	0.545	0.545	0.540	0.540	0.540
Ivy Global Growth Fund	0.850	0.850	0.850	0.830	0.830	0.800	0.700	0.695	0.695	0.690	0.690	0.690
Ivy Global Income Allocation Fund	0.700	0.700	0.700	0.650	0.650	0.600	0.550	0.545	0.545	0.540	0.540	0.540
Ivy Government Money Market Fund	0.350	0.350	0.350	0.300	0.300	0.300	0.300	0.300	0.300	0.300	0.300	0.300
Ivy High Income Fund	0.625	0.625	0.600	0.550	0.500	0.500	0.500	0.500	0.500	0.490	0.490	0.480

2018	SEMIANNUAL REPORT	199

Fund (M - Millions)	$0 to $250M	$250 to $500M	$500 to $1,000M	$1,000 to $1,500M	$1,500 to $2,000M	$2,000 to $3,000M	$3,000 to $5,000M	$5,000 to $6,000M	$6,000 to $10,000M	$10,000 to $15,000M	$15,000 to $20,000M	Over $20,000M
Ivy International Core Equity Fund	0.850%	0.850%	0.850%	0.830%	0.830%	0.800%	0.700%	0.690%	0.690%	0.680%	0.680%	0.680%
Ivy Large Cap Growth Fund	0.700	0.700	0.700	0.650	0.650	0.600	0.550	0.545	0.545	0.540	0.540	0.540
Ivy Limited-Term Bond Fund	0.500	0.500	0.450	0.400	0.350	0.350	0.350	0.340	0.340	0.330	0.330	0.330
Ivy Managed International Opportunities Fund	0.050	0.050	0.050	0.050	0.050	0.050	0.050	0.050	0.050	0.050	0.050	0.050
Ivy Micro Cap Growth Fund	0.950	0.950	0.950	0.930	0.930	0.900	0.860	0.830	0.830	0.800	0.800	0.800
Ivy Mid Cap Growth Fund	0.850	0.850	0.850	0.830	0.830	0.800	0.760	0.730	0.730	0.700	0.670	0.670
Ivy Mid Cap Income Opportunities Fund	0.850	0.850	0.850	0.830	0.830	0.800	0.760	0.730	0.730	0.700	0.670	0.670
Ivy Municipal Bond Fund	0.525	0.525	0.500	0.450	0.400	0.400	0.400	0.395	0.395	0.390	0.385	0.385
Ivy Municipal High Income Fund	0.525	0.525	0.500	0.450	0.400	0.400	0.400	0.395	0.395	0.390	0.385	0.385
Ivy Pzena International Value Fund	1.000	1.000	0.850	0.830	0.830	0.800	0.760	0.730	0.730	0.700	0.700	0.700
Ivy Securian Core Bond Fund	0.525	0.525	0.500	0.450	0.400	0.400	0.400	0.395	0.395	0.390	0.390	0.390
Ivy Small Cap Core Fund	0.850	0.850	0.850	0.830	0.830	0.800	0.760	0.730	0.730	0.720	0.720	0.720
Ivy Small Cap Growth Fund	0.850	0.850	0.850	0.830	0.830	0.800	0.760	0.730	0.730	0.720	0.720	0.720
Ivy Tax-Managed Equity Fund	0.650	0.650	0.650	0.600	0.600	0.550	0.500	0.495	0.495	0.490	0.490	0.490
Ivy Value Fund	0.700	0.700	0.700	0.650	0.650	0.600	0.550	0.545	0.545	0.540	0.540	0.540

For the period from May 18, 2009 to September 30, 2016, IICO voluntarily agreed to reduce the management fee paid to 0.485%, on an annual basis, of net assets for any day that Ivy Municipal High Income Fund’s net assets are below $500 million.

For Funds managed solely by IICO, IICO has voluntarily agreed to waive a Fund’s management fee on any day that the Fund’s net assets are less than $25 million, subject to IICO’s right to change or modify this waiver. See Expense Reimbursements and/or Waivers below for amounts waived during the period ended September 30, 2018.

IICO has entered into Subadvisory Agreements with the following entities on behalf of certain Funds:

Under an agreement between IICO and Pzena Investment Management, LLC (“Pzena”), Pzena serves as subadviser to Ivy Pzena International Value Fund. Under an agreement between IICO and Securian Asset Management, Inc. (“Securian AM”), Securian AM serves as subadviser to Ivy Securian Core Bond Fund. Each subadviser makes investment decisions in accordance with the Fund’s investment objectives, policies and restrictions under the supervision of IICO and the oversight of the Board. IICO pays all applicable costs of the subadvisers.

Independent Trustees and Chief Compliance Officer Fees. Fees paid to the Independent Trustees can be paid in cash or deferred to a later date, at the election of the Trustees according to the Deferred Fee Agreement entered into between the Trust and the Trustee(s). Each Fund records its portion of the deferred fees as a liability on the Statement of Assets and Liabilities. All fees paid in cash plus any appreciation (depreciation) in the underlying deferred plan are shown on the Statement of Operations. Additionally, fees paid to the Chief Compliance Officer of the Funds are shown on the Statement of Operations.

Accounting Services Fees. The Trust has an Accounting and Administrative Services Agreement with WRSCO, doing business as WI Services Company (“WISC”), an indirect subsidiary of WDR. Under the agreement, WISC acts as the agent in providing bookkeeping and accounting services and assistance to the Trust, including maintenance of Fund records,

200	SEMIANNUAL REPORT	2018

pricing of Fund shares and preparation of certain shareholder reports. For these services, each Fund, other than Ivy Managed International Opportunities Fund, pays WISC a monthly fee of one-twelfth of the annual fee based on the average net asset levels shown in the following table:

(M - Millions)	$0 to $10M	$10 to $25M	$25 to $50M	$50 to $100M	$100 to $200M	$200 to $350M	$350 to $550M	$550 to $750M	$750 to $1,000M	Over $1,000M
Annual Fee Rate	$0.00	$11.50	$23.10	$35.50	$48.40	$63.20	$82.50	$96.30	$121.60	$148.50

In addition, for each class of shares in excess of one, each Fund pays WISC a monthly per-class fee equal to 2.5% of the monthly accounting services base fee.

Under the Accounting and Administrative Services Agreement for the Ivy Managed International Opportunities Fund, the Fund pays WISC a monthly fee of one-twelfth of the annual fee shown in the following table:

(M - Millions)	$0 to $10M	$10 to $25M	$25 to $50M	$50 to $100M	$100 to $200M	$200 to $350M	$350 to $550M	$550 to $750M	$750 to $1,000M	Over $1,000M
Annual Fee Rate	$0.000	$5.748	$11.550	$17.748	$24.198	$31.602	$41.250	$48.150	$60.798	$74.250

In addition, for each class of shares in excess of one, the Ivy Managed International Opportunities Fund pays WISC a monthly per-class fee equal to 1.25% of the monthly accounting services base fee.

Each Fund also pays WISC a monthly administrative fee at the annual rate of 0.01%, or one basis point, for the first $1 billion of net assets with no fee charged for net assets in excess of $1 billion. This fee is voluntarily waived by WISC until a Fund’s net assets are at least $10 million and is included in “Accounting services fee” on the Statement of Operations.

Shareholder Servicing. General. Under the Shareholder Servicing Agreement between the Trust and WISC, with respect to Class A, Class B, Class C, Class E and Class T shares, for each shareholder account that was in existence at any time during the prior month, each Fund pays a monthly fee that ranges from $1.5042 to $1.6958 per account; however, WISC has agreed to reduce that fee if the number of total shareholder accounts within the Complex (InvestEd Portfolios and Ivy Funds) reaches certain levels. Ivy Government Money Market Fund pays a monthly fee of $1.75 for each shareholder account that was in existence at any time during the prior month plus, for Class A shareholder accounts, $0.75 for each shareholder check processed in the prior month. Ivy Limited-Term Bond Fund Class A, which also has check writing privileges, pays $0.75 for each shareholder check processed in the prior month. For Class R shares, each Fund pays a monthly fee equal to one-twelfth of 0.25 of 1% of the average daily net assets of the class for the preceding month. For Class I and Class Y shares, each Fund pays a monthly fee equal to one-twelfth of 0.15 of 1% of the average daily net assets of the class for the preceding month. For Class N shares, each Fund pays WISC a monthly fee equal to one-twelfth of 0.01 of 1% of the average daily net assets of the class for the preceding month. Each Fund also reimburses WISC for certain out-of-pocket costs for all classes.

Networked accounts. For certain networked accounts (that is, those accounts whose Fund shares are purchased through certain financial intermediaries), WISC has agreed to reduce its per account fees charged to the Funds to $0.50 per month per shareholder account. Additional fees may be paid by the Funds to those intermediaries. The Fund will reimburse WISC for such costs if the annual rate of the third-party per account charges for a Fund are less than or equal to $12.00 per account or an annual fee of 0.14 of 1% that is based on average daily net assets.

Broker accounts. Certain broker-dealers that maintain shareholder accounts with each Fund through an omnibus account provide transfer agent and other shareholder-related services that would otherwise be provided by WISC if the individual accounts that comprise the omnibus account were opened by their beneficial owners directly. Each Fund may pay such broker-dealers a per account fee for each open account within the omnibus account (up to $18.00 per account), or a fixed rate fee (up to an annual fee of 0.20 of 1% that is based on average daily net assets), based on the average daily NAV of the omnibus account (or a combination thereof).

Distribution and Service Plan. Class A, Class E and Class T Shares. Under a Distribution and Service Plan adopted by the Trust pursuant to Rule 12b–1 under the 1940 Act (the “Distribution and Service Plan”), each Fund, other than Ivy Government Money Market Fund, may pay a distribution and/or service fee to Ivy Distributors, Inc. (“IDI”) for Class A, Class E and Class T shares in an amount not to exceed 0.25% of the Fund’s average annual net assets. The fee is to be paid to compensate IDI for amounts it expends in connection with the distribution of the Class A, Class E and Class T shares and/or provision of personal services to Fund shareholders and/or maintenance of shareholder accounts of that class.

Class B and Class C Shares. Under the Distribution and Service Plan, each Fund may pay IDI a service fee not to exceed 0.25% and a distribution fee not to exceed 0.75% of the Fund’s average annual net assets for Class B and Class C shares to compensate IDI for its services in connection with the distribution of shares of that class and/or provision of personal services to Class B or Class C shareholders and/or maintenance of shareholder accounts of that class.

Class R Shares. Under the Distribution and Service Plan, each Fund may pay IDI a fee of up to 0.50%, on an annual basis, of the average daily net assets of the Fund’s Class R shares to compensate IDI for, either directly or through third parties, distributing the Class R shares of that Fund, providing personal services to Class R shareholders and/or maintaining Class R shareholder accounts.

2018	SEMIANNUAL REPORT	201

Class Y Shares. Under the Distribution and Service Plan, each Fund may pay IDI a fee of up to 0.25%, on an annual basis, of the average daily net assets of the Fund’s Class Y shares to compensate IDI for, either directly or through third parties, distributing the Class Y shares of that Fund, providing personal services to Class Y shareholders and/or maintaining Class Y shareholder accounts.

Sales Charges. As principal underwriter for the Trust’s shares, IDI receives sales commissions (which are not an expense of the Trust) for sales of Class A, Class E and Class T shares. A CDSC may be assessed against a shareholder’s redemption amount of Class B, Class C or certain Class A and Class E shares and is paid to IDI. During the period ended September 30, 2018, IDI received the following amounts in sales commissions and CDSCs:

	Gross Sales Commissions	CDSC							Commissions Paid(1)
		Class A		Class B		Class C		Class E
Ivy Core Equity Fund	$863	$4		$1		$1		$—	$742
Ivy Emerging Markets Equity Fund	197	—	*	2		14		—	229
Ivy European Opportunities Fund	18	—	*	—	*	—	*	—	15
Ivy Global Bond Fund	40	—	*	1		—	*	N/A	34
Ivy Global Equity Income Fund	97	1		1		—	*	—	84
Ivy Global Growth Fund	129	—	*	—	*	1		—	112
Ivy Global Income Allocation Fund	40	—	*	—	*	1		—	33
Ivy Government Money Market Fund	—	1		1		—	*	—	—
Ivy High Income Fund	748	5		21		17		—	811
Ivy International Core Equity Fund	195	2		1		15		—	249
Ivy Large Cap Growth Fund	700	2		2		2		—	610
Ivy Limited-Term Bond Fund	232	17		3		3		—	215
Ivy Managed International Opportunities Fund	37	—	*	—	*	—	*	—	32
Ivy Micro Cap Growth Fund	60	—	*	—	*	1		N/A	50
Ivy Mid Cap Growth Fund	580	1		3		3		—	559
Ivy Mid Cap Income Opportunities Fund	62	1		N/A		2		—	63
Ivy Municipal Bond Fund	99	1		1		2		N/A	91
Ivy Municipal High Income Fund	166	4		5		3		N/A	153
Ivy Pzena International Value Fund	16	—	*	—	*	—	*	N/A	14
Ivy Securian Core Bond Fund	79	3		—	*	1		—	68
Ivy Small Cap Core Fund	85	11		2		1		—	97
Ivy Small Cap Growth Fund	435	—	*	3		2		—	417
Ivy Tax-Managed Equity Fund	93	1		1		1		N/A	81
Ivy Value Fund	122	—	*	1		1		—	106

*	Not shown due to rounding.

(1)	IDI reallowed/paid this portion of the sales charge to financial advisors and selling broker-dealers.

Expense Reimbursements and/or Waivers. IICO, the Funds’ investment manager, IDI, the Funds’ distributor, and/or Waddell & Reed Services Company, doing business as WISC, the Funds’ transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, if any). Fund and class expense limitations and related waivers/reimbursements for the period ended September 30, 2018 were as follows:

Fund Name	Share Class Name	Type of Expense Limit	Commencement Date	End Date	Expense Limit	Amount of Expense Waiver/ Reimbursement	Expense Reduced
Ivy Core Equity Fund	Class A	Contractual	1-11-2013	7-31-2020	1.04%	$—	N/A
	Class B	Contractual	10-16-2017	7-31-2020	2.13%	$—	N/A
	Class E	Contractual	8-1-2008	7-31-2019	1.10%(1)	$7	12b-1 Fees and/or Shareholder Servicing
	Class I	Contractual	1-11-2013	7-31-2020	0.84%	$—	N/A
	Class N	Contractual	8-15-2018	7-31-2020	Not to exceed Class I	$—	N/A
	Class Y	Contractual	1-11-2013	7-31-2020	0.84%	$60	12b-1 Fees and/or Shareholder Servicing
	Class Y	Contractual	8-1-2011	7-31-2020	Not to exceed Class A	$—	N/A

202	SEMIANNUAL REPORT	2018

Fund Name	Share Class Name	Type of Expense Limit	Commencement Date	End Date	Expense Limit	Amount of Expense Waiver/ Reimbursement		Expense Reduced
Ivy Emerging Markets Equity Fund	Class A	Contractual	3-17-2014	7-31-2019	1.58%	$—		N/A
	Class B	Contractual	3-17-2014	7-31-2019	2.50%	$—		N/A
	Class I	Contractual	3-17-2014	7-31-2019	0.99%	$734		Shareholder Servicing
	Class N	Contractual	3-17-2014	7-31-2019	0.99%	$—		N/A
	Class N	Contractual	8-15-2018	7-31-2020	Not to exceed Class I	$—		N/A
	Class T	Contractual	7-5-2017	7-31-2019	Not to exceed Class A	$—		N/A
	Class Y	Contractual	3-17-2014	7-31-2019	Not to exceed Class A	$—		N/A
Ivy European Opportunities Fund	Class N	Contractual	8-15-2018	7-31-2020	Not to exceed Class I	$—		N/A
	Class Y	Contractual	8-1-2011	7-31-2019	Not to exceed Class A	$—		N/A
Ivy Global Bond Fund	Class A	Contractual	6-2-2008	7-31-2020	0.99%	$311		12b-1 Fees and/or Shareholder Servicing
	Class B	Contractual	6-2-2008	7-31-2020	1.74%	$4		12b-1 Fees and/or Shareholder Servicing
	Class C	Contractual	6-2-2008	7-31-2020	1.74%	$11		12b-1 Fees and/or Shareholder Servicing
	Class I	Contractual	6-2-2008	7-31-2020	0.74%	$185		Shareholder Servicing
	Class N	Contractual	4-1-2017	7-31-2020	0.74%	$—		N/A
	Class N	Contractual	8-15-2018	7-31-2020	Not to exceed Class I	$—		N/A
	Class Y	Contractual	6-2-2008	7-31-2020	0.99%	$1		12b-1 Fees and/or Shareholder Servicing
	Class Y	Contractual	8-1-2011	7-31-2020	Not to exceed Class A	$—		N/A
Ivy Global Equity Income Fund	Class A	Contractual	6-4-2012	7-31-2020	1.24%	$5		12b-1 Fees and/or Shareholder Servicing
	Class B	Contractual	6-4-2012	7-31-2020	1.95%	$6		12b-1 Fees and/or Shareholder Servicing
	Class E	Contractual	2-26-2018	7-31-2020	1.13%	$21		12b-1 Fees and/or Shareholder Servicing
	Class I	Contractual	6-4-2012	7-31-2020	0.92%	$58		Shareholder Servicing
	Class N	Contractual	8-15-2015	7-31-2020	Not to exceed Class I	$—		N/A
	Class Y	Contractual	6-4-2012	7-31-2020	1.19%	$—		N/A
	Class Y	Contractual	8-1-2011	7-31-2020	Not to exceed Class A	$—		N/A
Ivy Global Growth Fund	Class B	Contractual	2-26-2018	7-31-2020	2.58%	$1		12b-1 Fees and/or Shareholder Servicing
	Class I	Contractual	8-1-2011	7-31-2020	1.06%	$93		Shareholder Servicing
	Class N	Contractual	8-15-2018	7-31-2020	Not to exceed Class I	$—		N/A
	Class Y	Contractual	8-1-2011	7-31-2020	Not to exceed Class A	$—		N/A
Ivy Global Income Allocation Fund	Class E	Contractual	6-4-2012	7-31-2019	1.31%	$3		12b-1 Fees and/or Shareholder Servicing
	Class N	Contractual	8-15-2018	7-31-2020	Not to exceed Class I	$—		N/A
	Class Y	Contractual	6-4-2012	7-31-2019	1.17%	$—	*	12b-1 Fees and/or Shareholder Servicing
	Class Y	Contractual	3-17-2014	7-31-2019	Not to exceed Class A	$—		N/A

2018	SEMIANNUAL REPORT	203

Fund Name	Share Class Name	Type of Expense Limit	Commencement Date	End Date	Expense Limit	Amount of Expense Waiver/ Reimbursement		Expense Reduced
Ivy Government Money Market Fund	Class E	Contractual	7-31-2018	7-31-2019	0.56%(1)	$2		12b-1 Fees and/or Shareholder Servicing
Ivy High Income Fund	Class B	Contractual	2-26-2018	7-31-2020	1.71%	$3		12b-1 Fees and/or Shareholder Servicing
	Class C	Contractual	2-26-2018	7-31-2020	1.66%	$—	*	12b-1 Fees and/or Shareholder Servicing
	Class E	Contractual	8-1-2008	7-31-2019	1.08%(6)	$7		12b-1 Fees and/or Shareholder Servicing
	Class N	Contractual	8-15-2018	7-31-2020	Not to exceed Class I	$—		N/A
	Class T	Contractual	7-5-2017	7-31-2019	Not to exceed Class A	$—		N/A
	Class Y	Contractual	8-1-2011	7-31-2020	Not to exceed Class A	$18		12b-1 Fees and/or Shareholder Servicing
Ivy International Core Equity Fund	Class E	Contractual	8-1-2008	7-31-2019	1.28%	$8		12b-1 Fees and/or Shareholder Servicing
	Class I	Contractual	7-31-2018	7-31-2020	0.79%	$997		Shareholder Servicing
	Class N	Contractual	8-15-2018	7-31-2020	Not to exceed Class I	$4		Shareholder Servicing
	Class T	Contractual	7-5-2017	7-31-2019	Not to exceed Class A	$—		N/A
	Class Y	Contractual	8-1-2011	7-31-2019	Not to exceed Class A	$—		N/A
Ivy Large Cap Growth Fund	Class A	Contractual	6-1-2006	7-31-2019	1.15%	$—		N/A
	Class B	Contractual	2-26-2018	7-31-2020	2.05%	$1		12b-1 Fees and/or Shareholder Servicing
	Class E	Contractual	8-1-2008	7-31-2019	1.15%	$3		12b-1 Fees and/or Shareholder Servicing
	Class I	Contractual	6-13-2011	7-31-2020	0.69%(7)	$425		Shareholder Servicing
	Class N	Contractual	7-31-2018	7-31-2020	0.69%	$—	*	Shareholder Servicing
	Class N	Contractual	8-15-2018	7-31-2020	Not to exceed Class I	$—		N/A
	Class Y	Contractual	6-1-2006	7-31-2019	1.06%	$6		12b-1 Fees and/or Shareholder Servicing
	Class Y	Contractual	8-1-2011	7-31-2020	Not to exceed Class A	$—		N/A
Ivy Limited-Term Bond Fund	Class E	Contractual	8-1-2010	7-31-2019	0.95%(8)	$2		12b-1 Fees and/or Shareholder Servicing
	Class N	Contractual	8-15-2018	7-31-2020	Not to exceed Class I	$—		N/A
	Class Y	Contractual	8-1-2011	7-31-2019	Not to exceed Class A	$—	*	12b-1 Fees and/or Shareholder Servicing
Ivy Managed International Opportunities Fund	Class A	Contractual	3-17-2014	7-31-2019	0.49%	$2		12b-1 Fees and/or Shareholder Servicing
	Class B	Contractual	3-17-2014	7-31-2019	1.40%	$1		12b-1 Fees and/or Shareholder Servicing
	Class C	Contractual	3-17-2014	7-31-2019	1.29%	$—		N/A
	Class E	Contractual	3-17-2014	7-31-2019	0.39%	$—		N/A
	Class I	Contractual	3-17-2014	7-31-2019	0.16%	$14		Shareholder Servicing
	Class N	Contractual	7-5-2017	7-31-2019	Not to exceed Class I	$—		N/A
	Class R	Contractual	3-17-2014	7-31-2019	0.72%	$—		N/A
	Class Y	Contractual	3-17-2014	7-31-2019	0.38%	$—	*	12b-1 Fees and/or Shareholder Servicing
	Class Y	Contractual	3-17-2014	7-31-2019	Not to exceed Class A	$—		N/A

204	SEMIANNUAL REPORT	2018

Fund Name	Share Class Name	Type of Expense Limit	Commencement Date	End Date	Expense Limit	Amount of Expense Waiver/ Reimbursement		Expense Reduced
Ivy Micro Cap Growth Fund	Class N	Contractual	8-15-2018	7-31-2020	Not to exceed Class I	$—		N/A
	Class Y	Contractual	8-1-2011	7-31-2019	Not to exceed Class A	$—		N/A
Ivy Mid Cap Growth Fund	All Classes	Contractual	8-1-2008	7-31-2020	N/A	$273	(2)	Investment Management Fee
	Class A	Contractual	8-1-2014	7-31-2019	1.31%	$—		N/A
	Class B	Contractual	2-26-2018	7-31-2020	2.09%	$1		12b-1 Fees and/or Shareholder Servicing
	Class E	Contractual	8-1-2008	7-31-2019	1.28%(9)	$9		12b-1 Fees and/or Shareholder Servicing
	Class I	Contractual	7-31-2018	7-31-2020	0.79%	$645		Shareholder Servicing
	Class N	Contractual	7-31-2018	7-31-2020	0.79%	$9		Shareholder Servicing
	Class N	Contractual	8-15-2018	7-31-2020	Not to exceed Class I	$—		N/A
	Class Y	Contractual	8-1-2011	7-31-2020	Not to exceed Class A	$—		N/A
Ivy Mid Cap Income Opportunities Fund	Class A	Contractual	10-1-2014	7-31-2019	1.35%	$21		12b-1 Fees and/or Shareholder Servicing
	Class C	Contractual	10-1-2014	7-31-2019	2.07%	$4		12b-1 Fees and/or Shareholder Servicing
	Class E	Contractual	10-1-2014	7-31-2019	1.30%	$—		N/A
	Class I	Contractual	10-1-2014	7-31-2019	1.05%	$62		Shareholder Servicing
	Class N	Contractual	10-1-2014	7-31-2019	1.05%	$—		N/A
	Class N	Contractual	8-15-2018	7-31-2020	Not to exceed Class I	$—		N/A
	Class R	Contractual	10-1-2014	7-31-2019	1.80%	$—		N/A
	Class Y	Contractual	10-1-2014	7-31-2019	1.35%	$—		N/A
	Class Y	Contractual	8-1-2011	7-31-2019	Not to exceed Class A	$—		N/A
Ivy Municipal Bond Fund	Class A	Contractual	10-16-2017	7-31-2020	0.84%	$162		Shareholder Servicing
	Class I	Contractual	10-16-2017	7-31-2020	0.70%	$57		Shareholder Servicing
	Class N	Contractual	7-5-2017	7-31-2019	Not to exceed Class I	$—		N/A
	Class Y	Contractual	8-1-2011	7-31-2020	Not to exceed Class A	$—	*	12b-1 Fees and/or Shareholder Servicing
Ivy Municipal High Income Fund	Class B	Contractual	10-1-2016	7-31-2020	1.62%	$—	*	12b-1 Fees and/or Shareholder Servicing
	Class C	Contractual	10-1-2016	7-31-2020	1.58%	$33		12b-1 Fees and/or Shareholder Servicing
	Class I	Contractual	8-1-2011	7-31-2020	0.61%(10)	$124		12b-1 Fees and/or Shareholder Servicing
	Class N	Contractual	7-5-2017	7-31-2019	Not to exceed Class I	$—		N/A
	Class Y	Contractual	10-1-2016	7-31-2019	0.94%	$5		12b-1 Fees and/or Shareholder Servicing
	Class Y	Contractual	8-1-2011	7-31-2020	Not to exceed Class A	$—		N/A

2018	SEMIANNUAL REPORT	205

Fund Name	Share Class Name	Type of Expense Limit	Commencement Date	End Date	Expense Limit	Amount of Expense Waiver/ Reimbursement		Expense Reduced
Ivy Pzena International Value Fund	All Classes	Contractual	12-3-2012	7-31-2019	N/A	$191	(3)	Investment Management Fee
	Class N	Contractual	8-15-2018	7-31-2020	Not to exceed Class I	$—		N/A
	Class Y	Contractual	8-1-2011	7-31-2019	Not to exceed Class A	$—		N/A
Ivy Securian Core Bond Fund	All Classes	Contractual	8-1-2011	7-31-2019	N/A	$154	(4)	Investment Management Fee
	Class E	Contractual	1-31-2011	7-31-2019	1.01%(11)	$4		12b-1 Fees and/or Shareholder Servicing
	Class I	Contractual	8-1-2011	7-31-2019	0.54%	$463		Shareholder Servicing
	Class N	Contractual	8-1-2011	7-31-2019	0.54%	$11		Shareholder Servicing
	Class N	Contractual	8-15-2018	7-31-2020	Not to exceed Class I	$—		N/A
	Class Y	Contractual	8-1-2011	7-31-2019	Not to exceed Class A	$—		N/A
Ivy Small Cap Core Fund	All Classes	Contractual	8-1-2008	7-31-2020	N/A	$26	(5)	Investment Management Fee
	Class I	Contractual	7-31-2018	7-31-2020	0.89%	$138		Shareholder Servicing
	Class N	Contractual	7-31-2018	7-31-2020	0.89%	$5		Shareholder Servicing
	Class N	Contractual	8-15-2018	7-31-2020	Not to exceed Class I	$—		N/A
	Class T	Contractual	7-5-2017	7-31-2019	Not to exceed Class A	$—		N/A
	Class Y	Contractual	8-1-2008	7-31-2019	Not to exceed Class A	$—		N/A
Ivy Small Cap Growth Fund	Class B	Contractual	2-26-2018	7-31-2020	2.23%	$4		12b-1 Fees and/or Shareholder Servicing
	Class E	Contractual	8-1-2008	7-31-2019	1.35%	$9		12b-1 Fees and/or Shareholder Servicing
	Class I	Contractual	7-31-2018	7-31-2020	0.89%	$212		Shareholder Servicing
	Class N	Contractual	7-31-2018	7-31-2020	0.89%	$—		N/A
	Class N	Contractual	8-15-2018	7-31-2020	Not to exceed Class I	$—		N/A
	Class T	Contractual	7-5-2017	7-31-2019	Not to exceed Class A	$—		N/A
	Class Y	Contractual	8-1-2011	7-31-2020	Not to exceed Class A	$—		N/A
Ivy Tax-Managed Equity Fund	Class A	Contractual	10-16-2017	7-31-2020	1.07%	$—		N/A
	Class N	Contractual	7-5-2017	7-31-2019	Not to exceed Class I	$—		N/A
	Class Y	Contractual	8-1-2011	7-31-2020	Not to exceed Class A	$—	*	12b-1 Fees and/or Shareholder Servicing
Ivy Value Fund	Class A	Contractual	10-16-2017	7-31-2020	1.22%	$—		N/A
	Class B	Contractual	10-16-2017	7-31-2020	2.36%	$—		N/A
	Class I	Contractual	10-16-2017	7-31-2020	0.92%	$—		N/A
	Class N	Contractual	8-15-2018	7-31-2020	Not to exceed Class I	$—		N/A
	Class Y	Contractual	8-1-2011	7-31-2020	Not to exceed Class A	$—		N/A

*	Not shown due to rounding.

(1)	Reflects the lower expense limit which went into effect July 31, 2018. Prior to July 31, 2018, the expense limit in effect was 1.13%.

(2)	Due to Class A, Class B, Class E, Class I, Class N and/or Class Y contractual expense limits, investment management fees were waived for all share classes.

206	SEMIANNUAL REPORT	2018

(3)	The Fund’s management fee is being reduced by 0.21% of average daily net assets.

(4)	Due to Class E, Class I, Class N and/or Class Y contractual expense limits, investment management fees were waived for all share classes.

(5)	Due to Class I, Class N, Class T and/or Class Y contractual expense limits, investment management fees were waived for all share classes.

(6)	Reflects the lower expense limit which went into effect July 31, 2018. Prior to July 31, 2018, the expense limit in effect was 1.11%.

(7)	Reflects the lower expense limit which went into effect July 31, 2018. Prior to July 31, 2018, the expense limit in effect was 0.88%.

(8)	Reflects the lower expense limit which went into effect July 31, 2018. Prior to July 31, 2018, the expense limit in effect was 0.98%.

(9)	Reflects the lower expense limit which went into effect July 31, 2018. Prior to July 31, 2018, the expense limit in effect was 1.30%.

(10)	Reflects the lower expense limit which went into effect July 31, 2018. Prior to July 31, 2018, the expense limit in effect was 0.68%.

(11)	Reflects the lower expense limit which went into effect July 31, 2018. Prior to July 31, 2018, the expense limit in effect was 1.02%.

Ivy Global Bond Fund, Ivy Global Equity Income Fund, Ivy Global Growth Fund, Ivy Mid Cap Growth Fund, Ivy Municipal Bond Fund, and Ivy Small Cap Growth Fund were reimbursed $5, $1, $1, $1, $2, and $1, respectively, for reorganization fees incurred in each Fund’s previous fiscal year.

Any amounts due to the Funds as a reimbursement but not paid as of September 30, 2018 are shown as a receivable from affiliates on the Statement of Assets and Liabilities.

7.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the SEC (“Order”), the Ivy Funds, Ivy Variable Insurance Portfolios and InvestEd Portfolios (collectively, the “Funds” only for purposes of this footnote 6) have the ability to lend money to, and borrow money from, each other pursuant to a master interfund lending agreement (“Interfund Lending Program”). Under the Interfund Lending Program, the Funds may lend or borrow money for temporary purposes directly to or from one another (each an “Interfund Loan”), subject to meeting the conditions of the Order. The interest rate to be charged on an Interfund Loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The Funds made no Interfund Loans under the Interfund Lending Program during the period ended September 30, 2018.

8.	AFFILIATED COMPANY TRANSACTIONS (All amounts in thousands)

A summary of the transactions in affiliated companies during the period ended September 30, 2018 follows:

	3-31-18 Share Balance	Gross Additions	Gross Reductions	Realized Gain/(Loss)	Distributions Received	9-30-18 Share Balance	9-30-18 Value		Net Change in Unrealized Appreciation/ (Depreciation)
Ivy High Income Fund
ASG Warrant Corp.(2)	N/A	$1,206	$—	$—	$—	20	$—	*	$(1,205)
BIS Industries Ltd.(2)	19,683	—	—	—	—	19,683	1,338		(335)
J.G. Wentworth Co. (The)(2)	4,485	—	—	—	—	4,485	43,731		4,217
Larchmont Resources LLC(2)	18	—	—	—	—	18	5,043		(1,146)
Maritime Finance Co. Ltd.	1,750	—	—	—	603	1,750	17,145		1,394
True Religion Apparel, Inc.(2)	219	—	—	—	—	219	12,237		(3,284)

				$—	$603		$79,494		$(359)

	3-31-18 Principal Balance				Interest Received	9-30-18 Principal Balance
Larchmont Resources LLC (11.330% Cash or 11.330% PIK), 11.330%, 8-7-20	$16,126	$477	$—	$—	$850	$16,603	$16,354		$(112)
TRLG Intermediate Holdings LLC, 10.000%, 10-27-22	26,651	—	(120)	12	1,343	26,517	25,634		967

				$12	$2,193		$41,988		$855

2018	SEMIANNUAL REPORT	207

	3-31-18 Share Balance	Gross Additions	Gross Reductions	Realized Gain/(Loss)(1)		Distributions Received	9-30-18 Share Balance	9-30-18 Value	Net Change in Unrealized Appreciation/ (Depreciation)
Ivy Managed International Opportunities Fund
Ivy Emerging Markets Equity Fund, Class N	1,911	$1,927	$7,578	$673		$—	1,590	$30,393	$(6,804)
Ivy European Opportunities Fund, Class N	1,032	1,358	22,471	3,361		—	300	9,908	(3,152)
Ivy Global Equity Income Fund, Class N	N/A	9,678	14	—	*	—	696	9,706	42
Ivy Global Growth Fund, Class N	500	1,104	6,138	1,207		—	378	19,700	716
Ivy Global Income Allocation Fund, Class N	2,155	1,914	23,491	2,071		582	634	9,815	(1,615)
Ivy IG International Small Cap Fund, Class N	N/A	9,678	14	—	*	—	781	9,618	(47)
Ivy International Core Equity Fund, Class N	4,880	29,008	34,869	431		—	4,527	89,818	(2,702)
Ivy Pzena International Value Fund, Class N	N/A	19,356	27	—	*	—	1,025	19,359	31

				$7,743		$582		$198,317	$(13,531)

	3-31-18 Share Balance	Gross Additions	Gross Reductions	Realized Gain/(Loss)		Distributions Received	9-30-18 Share Balance	9-30-18 Value	Net Change in Unrealized Depreciation
Ivy Municipal High Income Fund
1155 Island Avenue LLC(2)	6,578	$—	$—	$2,223		$—	6,578	$49	$(718)

	3-31-18 Principal Balance					Interest Received	9-30-18 Principal Balance
1155 Island Avenue LLC, 10.000%, 12-11-24	$289	$—	$289	$—		$11	N/A	N/A	$—
1155 Island Avenue LLC (10.000% Cash or 12.500% PIK), 10.000%, 12-11-24	2,960	—	2,543	325		115	N/A	N/A	(332)

				$325		$126		N/A	$(332)

*	Not shown due to rounding.

(1)	Included in Realized Gain/Loss, if applicable, are distributions from capital gains from the underlying securities.

(2)	No dividends were paid during the preceding 12 months.

9.	INVESTMENT SECURITIES TRANSACTIONS ($ amounts in thousands)

The cost of purchases and the proceeds from maturities and sales of investment securities (excluding short-term securities) for the period ended September 30, 2018, were as follows:

	Purchases		Sales
	U.S. Government	Other Issuers	U.S. Government	Other Issuers
Ivy Core Equity Fund	$—	$1,664,766	$—	$1,988,279
Ivy Emerging Markets Equity Fund	—	801,855	—	957,234
Ivy European Opportunities Fund	—	66,521	—	160,292
Ivy Global Bond Fund	29,713	55,026	21,947	107,507
Ivy Global Equity Income Fund	—	86,091	—	208,228
Ivy Global Growth Fund	—	304,401	—	328,609
Ivy Global Income Allocation Fund	—	26,301	—	124,218
Ivy Government Money Market Fund	—	—	—	—
Ivy High Income Fund	—	1,299,475	—	1,226,467
Ivy International Core Equity Fund	—	1,805,199	—	1,808,166
Ivy Large Cap Growth Fund	—	786,654	—	958,815
Ivy Limited-Term Bond Fund	323,263	113,839	54,639	433,040

208	SEMIANNUAL REPORT	2018

	Purchases		Sales
	U.S. Government	Other Issuers	U.S. Government	Other Issuers
Ivy Managed International Opportunities Fund	$—	$74,023	$—	$102,345
Ivy Micro Cap Growth Fund	—	18,676	—	22,618
Ivy Mid Cap Growth Fund	—	659,533	—	635,122
Ivy Mid Cap Income Opportunities Fund	—	61,836	—	28,083
Ivy Municipal Bond Fund	—	17,497	—	73,060
Ivy Municipal High Income Fund	—	38,687	—	148,623
Ivy Pzena International Value Fund	—	278,210	—	165,025
Ivy Securian Core Bond Fund	222,780	195,920	253,276	203,215
Ivy Small Cap Core Fund	—	403,565	—	362,752
Ivy Small Cap Growth Fund	—	714,363	—	686,815
Ivy Tax-Managed Equity Fund	—	42,799	—	52,513
Ivy Value Fund	—	267,952	—	288,831

10.	LOANS OF PORTFOLIO SECURITIES ($ amounts in thousands)

The Funds may lend their portfolio securities only to borrowers that are approved by the Fund’s securities lending agent, The Bank of New York Mellon (“BNYM”). The borrower pledges and maintains with the Fund collateral consisting of cash or securities issued or guaranteed by the U.S. government. The initial collateral received by the Fund is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% of the market value for all other securities. The collateral is maintained thereafter, at a market value equal to no less than 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund and any excess collateral is returned by the Fund on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Cash received as collateral for securities on loan may be reinvested in the Dreyfus Institutional Preferred Government Money Market Fund — Institutional Shares or certain other registered money market funds and are disclosed in the Fund’s Schedule of Investments and are reflected in the Statement of Assets and Liabilities as cash collateral on securities loaned at value. Non-cash collateral, in the form of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, is not disclosed in the Fund’s Statement of Assets and Liabilities as it is held by the lending agent on behalf of the Fund and the Fund does not have the ability to re-hypothecate these securities. The securities on loan for each Fund are also disclosed in its Schedule of Investments. The total value of any securities on loan as of September 30, 2018 and the total value of the related cash collateral are disclosed in the Statement of Assets and Liabilities. Income earned by the Funds from securities lending activity is disclosed in the Statements of Operations.

The following is a summary of each Fund’s securities lending positions and related cash and non-cash collateral received as of September 30, 2018:

Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
Ivy Core Equity Fund	$82,008	$84,167	$—	$84,167
Ivy Emerging Markets Equity Fund	36,431	11,838	27,047	38,885
Ivy European Opportunities Fund	5,865	6,159	—	6,159
Ivy Global Bond Fund	2,786	2,847	—	2,847
Ivy Global Equity Income Fund	35,758	30,830	7,028	37,858
Ivy Global Growth Fund	13,613	—	14,666	14,666
Ivy Global Income Allocation Fund	8,043	7,193	1,120	8,313
Ivy High Income Fund	36,865	22,763	15,060	37,823
Ivy International Core Equity Fund	6,541	6,869	—	6,869
Ivy Limited-Term Bond Fund	5	5	—	5
Ivy Micro Cap Growth Fund	14,553	14,352	561	14,913
Ivy Mid Cap Growth Fund	112,093	53,029	61,683	114,712
Ivy Mid Cap Income Opportunities Fund	10,210	10,419	—	10,419
Ivy Pzena International Value Fund	4,298	186	4,362	4,548
Ivy Securian Core Bond Fund	3,387	1,730	1,734	3,464
Ivy Small Cap Core Fund	5,101	3,633	1,573	5,206
Ivy Small Cap Growth Fund	38,093	22,957	15,958	38,915

The cash collateral received amounts presented in the table above are transactions accounted for as secured borrowings and have an overnight and continuous maturity. The proceeds from the cash collateral received is invested in registered money market funds.

2018	SEMIANNUAL REPORT	209

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower indemnity provided by BNYM. BNYM’s indemnity allows for full replacement of securities lent wherein BNYM will purchase the unreturned loaned securities on the open market by applying the proceeds of the collateral or to the extent such proceeds are insufficient or the collateral is unavailable, BNYM will purchase the unreturned loan securities at BNYM’s expense. However, the Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

11.	CAPITAL SHARE TRANSACTIONS (All amounts in thousands)

The Trust has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class of each Fund. Transactions in shares of beneficial interest were as follows:

	Ivy Core Equity Fund
	Six months ended 9-30-18 (Unaudited)		Year ended 3-31-18
	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class A	5,077	$79,560	10,227	$153,601
Class B	13	174	27	317
Class C	249	3,355	616	7,689
Class E	49	766	135	1,934
Class I	5,662	98,850	10,418	169,429
Class N	526	8,868	10,037	154,602
Class R	15	229	19	272
Class Y	1,261	21,495	375	5,814
Shares issued in connection with merger:
Class A	N/A	N/A	201,436	2,846,888
Class B	N/A	N/A	504	5,918
Class C	N/A	N/A	1,660	20,229
Class E	N/A	N/A	N/A	N/A
Class I	N/A	N/A	62,343	980,719
Class N	N/A	N/A	N/A	N/A
Class R	N/A	N/A	N/A	N/A
Class Y	N/A	N/A	N/A	N/A
Shares issued in reinvestment of distributions to shareholders:
Class A	—	—	4,012	57,816
Class B	—	—	42	498
Class C	—	—	621	7,607
Class E	—	—	58	819
Class I	—	—	1,936	30,906
Class N	—	—	408	6,447
Class R	—	—	5	75
Class Y	—	—	174	2,668
Shares redeemed:
Class A	(17,957)	(280,760)	(22,452)	(331,564)
Class B	(178)	(2,299)	(355)	(4,245)
Class C	(1,210)	(16,411)	(7,164)	(93,053)
Class E	(70)	(1,097)	(153)	(2,205)
Class I	(10,653)	(185,750)	(26,436)	(428,154)
Class N	(1,675)	(29,942)	(13,645)	(217,376)
Class R	(63)	(966)	(93)	(1,337)
Class Y	(512)	(8,689)	(1,828)	(28,248)
Net increase (decrease)	(19,466)	$(312,617)	232,927	$3,348,066

210	SEMIANNUAL REPORT	2018

	Ivy Emerging Markets Equity Fund
	Six months ended 9-30-18 (Unaudited)		Year ended 3-31-18
	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class A	2,023	$40,077	15,625	$307,565
Class B	10	163	67	1,101
Class C	639	10,931	3,627	62,899
Class E	—	—	—	—
Class I	21,143	430,787	62,059	1,291,497
Class N	2,578	52,731	15,361	299,394
Class R	154	2,993	706	13,501
Class T	—	—	14	250
Class Y	913	18,184	2,706	54,516
Shares issued in reinvestment of distributions to shareholders:
Class A	—	—	1	17
Class B	—	—	—	—
Class C	—	—	—	—
Class E	—	—	— *	— *
Class I	—	—	151	3,179
Class N	—	—	35	739
Class R	—	—	—	—
Class T	—	—	—	—
Class Y	—	—	1	18
Shares redeemed:
Class A	(8,613)	(166,601)	(6,561)	(132,574)
Class B	(70)	(1,109)	(123)	(1,970)
Class C	(913)	(15,117)	(1,022)	(18,215)
Class E	—	—	—	—
Class I	(24,630)	(488,203)	(13,029)	(269,140)
Class N	(2,216)	(44,514)	(2,579)	(54,393)
Class R	(223)	(4,353)	(419)	(8,196)
Class T	—	—	—	—
Class Y	(1,262)	(25,155)	(856)	(17,471)
Net increase (decrease)	(10,467)	$(189,186)	75,764	$1,532,717

*	Not shown due to rounding.

2018	SEMIANNUAL REPORT	211

	Ivy European Opportunities Fund
	Six months ended 9-30-18 (Unaudited)		Year ended 3-31-18
	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class A	90	$2,959	432	$13,927
Class B	— *	10	2	69
Class C	6	200	34	997
Class E	—	—	—	—
Class I	234	7,741	575	18,308
Class N	81	2,741	3,365	106,096
Class R	— *	10	1	47
Class Y	13	438	13	408
Shares issued in reinvestment of distributions to shareholders:
Class A	—	—	23	746
Class B	—	—	— *	2
Class C	—	—	1	38
Class E	—	—	— *	2
Class I	—	—	29	925
Class N	—	—	48	1,565
Class R	—	—	— *	— *
Class Y	—	—	— *	10
Shares redeemed:
Class A	(294)	(9,649)	(665)	(20,914)
Class B	(5)	(159)	(8)	(236)
Class C	(27)	(835)	(203)	(6,348)
Class E	—	—	—	—
Class I	(298)	(9,884)	(1,815)	(56,529)
Class N	(2,728)	(91,242)	(466)	(15,279)
Class R	(1)	(33)	(1)	(19)
Class Y	(10)	(329)	(27)	(883)
Net increase (decrease)	(2,939)	$(98,032)	1,338	$42,932

*	Not shown due to rounding.

212	SEMIANNUAL REPORT	2018

	Ivy Global Bond Fund
	Six months ended 9-30-18 (Unaudited)		Year ended 3-31-18
	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class A	1,132	$10,880	2,645	$25,810
Class B	1	13	19	188
Class C	24	234	380	3,712
Class I	3,302	31,669	4,925	48,034
Class N	256	2,449	2,848	27,967
Class R	6	56	27	262
Class Y	22	211	87	849
Shares issued in connection with merger:
Class A	N/A	N/A	24,281	238,780
Class B	N/A	N/A	74	733
Class C	N/A	N/A	484	4,763
Class I	N/A	N/A	19,728	193,948
Class N	N/A	N/A	N/A	N/A
Class R	N/A	N/A	N/A	N/A
Class Y	N/A	N/A	N/A	N/A
Shares issued in reinvestment of distributions to shareholders:
Class A	284	2,717	339	3,301
Class B	1	13	3	28
Class C	8	75	21	201
Class I	323	3,091	415	4,046
Class N	19	182	29	287
Class R	1	5	1	7
Class Y	2	17	6	60
Shares redeemed:
Class A	(4,725)	(45,342)	(4,837)	(47,191)
Class B	(62)	(591)	(136)	(1,325)
Class C	(276)	(2,643)	(1,211)	(11,818)
Class I	(4,717)	(45,257)	(7,061)	(68,948)
Class N	(1,138)	(10,934)	(1,318)	(12,898)
Class R	(6)	(55)	(20)	(194)
Class Y	(186)	(1,791)	(89)	(866)
Net increase (decrease)	(5,729)	$(55,001)	41,640	$409,736

2018	SEMIANNUAL REPORT	213

	Ivy Global Equity Income Fund
	Six months ended 9-30-18 (Unaudited)		Year ended 3-31-18
	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class A	1,113	$15,478	1,083	$14,855
Class B	—	—	3	39
Class C	68	951	114	1,535
Class E	17	235	5	66
Class I	1,964	27,372	2,969	40,229
Class N	742	10,315	290	4,079
Class R	7	92	4	52
Class Y	13	181	12	155
Shares issued in connection with merger:
Class A	N/A	N/A	31,777	450,943
Class B	N/A	N/A	479	6,793
Class C	N/A	N/A	2,075	29,404
Class E	N/A	N/A	460	6,526
Class I	N/A	N/A	25,283	359,098
Class N	N/A	N/A	26	368
Class R	N/A	N/A	27	388
Class Y	N/A	N/A	366	5,189
Shares issued in reinvestment of distributions to shareholders:
Class A	443	6,156	116	1,538
Class B	3	31	1	9
Class C	18	247	10	131
Class E	6	87	— *	2
Class I	500	6,944	446	5,909
Class N	5	74	4	56
Class R	— *	2	— *	— *
Class Y	4	53	— *	3
Shares redeemed:
Class A	(4,889)	(68,058)	(2,847)	(38,692)
Class B	(138)	(1,927)	(44)	(606)
Class C	(939)	(13,005)	(315)	(4,352)
Class E	(67)	(940)	(6)	(80)
Class I	(6,993)	(97,443)	(11,067)	(149,702)
Class N	(60)	(841)	(54)	(823)
Class R	(3)	(43)	(5)	(64)
Class Y	(71)	(972)	(39)	(537)
Net increase (decrease)	(8,257)	$(115,011)	51,173	$732,511

*	Not shown due to rounding.

214	SEMIANNUAL REPORT	2018

	Ivy Global Growth Fund
	Six months ended 9-30-18 (Unaudited)		Year ended 3-31-18
	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class A	422	$20,675	717	$33,864
Class B	1	26	2	84
Class C	20	832	43	1,935
Class E	—	—	—	—
Class I	1,257	63,222	1,299	61,567
Class N	38	1,929	519	23,654
Class R	1	55	7	326
Class Y	21	1,015	63	2,929
Shares issued in connection with merger:
Class A	N/A	N/A	7,998	391,094
Class B	N/A	N/A	10	395
Class C	N/A	N/A	18	764
Class E	N/A	N/A	N/A	N/A
Class I	N/A	N/A	3,703	184,733
Class N	N/A	N/A	N/A	N/A
Class R	N/A	N/A	N/A	N/A
Class Y	N/A	N/A	N/A	N/A
Shares issued in reinvestment of distributions to shareholders:
Class A	—	—	170	7,650
Class B	—	—	3	113
Class C	—	—	47	1,826
Class E	—	—	— *	10
Class I	—	—	391	17,926
Class N	—	—	34	1,588
Class R	—	—	2	100
Class Y	—	—	9	401
Shares redeemed:
Class A	(851)	(41,608)	(676)	(31,419)
Class B	(14)	(570)	(21)	(838)
Class C	(59)	(2,443)	(506)	(20,841)
Class E	—	—	—	—
Class I	(1,179)	(58,760)	(2,455)	(114,697)
Class N	(150)	(7,617)	(215)	(10,414)
Class R	(9)	(463)	(18)	(799)
Class Y	(102)	(5,010)	(173)	(7,882)
Net increase (decrease)	(604)	$(28,717)	10,971	$544,069

*	Not shown due to rounding.

2018	SEMIANNUAL REPORT	215

	Ivy Global Income Allocation Fund
	Six months ended 9-30-18 (Unaudited)		Year ended 3-31-18
	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class A	498	$7,650	2,348	$36,380
Class B	— *	2	11	165
Class C	25	383	187	2,842
Class E	10	156	29	440
Class I	959	14,861	3,618	55,904
Class N	106	1,638	2,345	36,083
Class R	— *	1	— *	5
Class Y	43	652	52	798
Shares issued in reinvestment of distributions to shareholders:
Class A	288	4,408	466	7,124
Class B	3	41	6	87
Class C	32	477	77	1,155
Class E	5	79	8	117
Class I	555	8,555	1,007	15,515
Class N	40	615	84	1,299
Class R	— *	— *	— *	— *
Class Y	2	26	6	85
Shares redeemed:
Class A	(2,051)	(31,514)	(3,940)	(60,374)
Class B	(33)	(499)	(111)	(1,671)
Class C	(403)	(6,122)	(1,507)	(23,095)
Class E	(16)	(245)	(38)	(586)
Class I	(4,389)	(68,030)	(10,705)	(165,447)
Class N	(1,684)	(26,180)	(329)	(5,088)
Class R	— *	(2)	(2)	(30)
Class Y	(70)	(1,078)	(165)	(2,536)
Net decrease	(6,080)	$(94,126)	(6,553)	$(100,828)

*	Not shown due to rounding.

216	SEMIANNUAL REPORT	2018

	Ivy Government Money Market Fund
	Six months ended 9-30-18 (Unaudited)		Year ended 3-31-18
	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class A	257,303	$257,303	595,241	$595,241
Class B	230	230	850	850
Class C	2,677	2,677	23,854	23,854
Class E	1,666	1,666	3,106	3,106
Class N	3,407	3,407	9,180	9,180
Shares issued in reinvestment of distributions to shareholders:
Class A	710	710	714	714
Class B	1	1	— *	— *
Class C	25	25	4	4
Class E	38	38	29	29
Class N	59	59	35	35
Shares redeemed:
Class A	(269,245)	(269,245)	(644,150)	(644,150)
Class B	(1,202)	(1,202)	(3,551)	(3,551)
Class C	(11,089)	(11,089)	(30,791)	(30,791)
Class E	(1,309)	(1,309)	(3,502)	(3,502)
Class N	(3,210)	(3,210)	(1,168)	(1,168)
Net decrease	(19,939)	$(19,939)	(50,149)	$(50,149)

*	Not shown due to rounding.

2018	SEMIANNUAL REPORT	217

	Ivy High Income Fund
	Six months ended 9-30-18 (Unaudited)		Year ended 3-31-18
	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class A	22,817	$170,830	46,265	$351,501
Class B	42	317	102	781
Class C	5,318	39,814	10,834	82,415
Class E	52	386	195	1,480
Class I	53,735	402,062	86,829	659,652
Class N	7,620	57,072	6,135	46,712
Class R	573	4,285	1,095	8,332
Class T	—	—	37	280
Class Y	11,665	87,293	20,354	154,739
Shares issued in connection with merger:
Class A	N/A	N/A	144,878	1,092,522
Class B	N/A	N/A	378	2,851
Class C	N/A	N/A	3,764	28,386
Class E	N/A	N/A	N/A	N/A
Class I	N/A	N/A	68,596	517,285
Class N	N/A	N/A	N/A	N/A
Class R	N/A	N/A	N/A	N/A
Class T	N/A	N/A	N/A	N/A
Class Y	N/A	N/A	N/A	N/A
Shares issued in reinvestment of distributions to shareholders:
Class A	8,480	63,430	9,921	75,325
Class B	191	1,428	456	3,468
Class C	2,592	19,390	5,853	44,484
Class E	41	305	83	632
Class I	9,002	67,335	13,969	106,128
Class N	270	2,016	451	3,425
Class R	255	1,909	537	4,078
Class T	—	—	—	—
Class Y	1,066	7,975	2,407	18,297
Shares redeemed:
Class A	(45,124)	(337,492)	(68,953)	(523,393)
Class B	(1,533)	(11,470)	(3,044)	(23,113)
Class C	(13,490)	(100,947)	(38,899)	(295,434)
Class E	(131)	(980)	(260)	(1,974)
Class I	(56,663)	(424,081)	(110,027)	(834,321)
Class N	(1,876)	(14,039)	(5,123)	(38,676)
Class R	(828)	(6,198)	(2,191)	(16,663)
Class T	—	—	—	—
Class Y	(15,213)	(113,729)	(31,012)	(235,582)
Net increase (decrease)	(11,139)	$(83,089)	163,630	$1,233,617

218	SEMIANNUAL REPORT	2018

	Ivy International Core Equity Fund
	Six months ended 9-30-18 (Unaudited)		Year ended 3-31-18
	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class A	3,117	$62,151	12,465	$243,523
Class B	8	147	89	1,537
Class C	727	12,936	4,049	70,279
Class E	23	456	148	2,929
Class I	28,802	578,280	87,266	1,711,588
Class N	12,459	251,546	68,811	1,344,545
Class R	640	12,702	3,459	66,281
Class T	—	—	13	250
Class Y	2,326	46,591	9,959	193,827
Shares issued in reinvestment of distributions to shareholders:
Class A	—	—	315	6,249
Class B	—	—	2	34
Class C	—	—	71	1,255
Class E	—	—	4	75
Class I	—	—	2,082	41,540
Class N	—	—	883	17,666
Class R	—	—	36	721
Class T	—	—	—	—
Class Y	—	—	199	3,979
Shares redeemed:
Class A	(6,467)	(128,752)	(10,384)	(202,682)
Class B	(80)	(1,398)	(273)	(4,730)
Class C	(2,071)	(36,501)	(4,327)	(76,096)
Class E	(32)	(638)	(46)	(906)
Class I	(32,192)	(645,047)	(58,887)	(1,164,076)
Class N	(12,489)	(251,651)	(17,094)	(340,879)
Class R	(519)	(10,299)	(794)	(15,745)
Class T	—	—	—	—
Class Y	(4,930)	(98,693)	(8,951)	(178,184)
Net increase (decrease)	(10,678)	$(208,170)	89,095	$1,722,980

2018	SEMIANNUAL REPORT	219

	Ivy Large Cap Growth Fund
	Six months ended 9-30-18 (Unaudited)		Year ended 3-31-18
	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class A	3,226	$78,627	5,945	$129,208
Class B	26	495	60	985
Class C	328	6,689	721	12,864
Class E	76	1,872	137	2,936
Class I	7,488	192,070	10,901	247,813
Class N	779	19,239	7,806	165,611
Class R	82	1,928	166	3,463
Class Y	144	3,585	209	4,662
Shares issued in connection with merger:
Class A	N/A	N/A	53,370	1,253,711
Class B	N/A	N/A	139	2,522
Class C	N/A	N/A	276	5,415
Class E	N/A	N/A	N/A	N/A
Class I	N/A	N/A	21,732	536,219
Class N	N/A	N/A	N/A	N/A
Class R	N/A	N/A	N/A	N/A
Class Y	N/A	N/A	N/A	N/A
Shares issued in reinvestment of distributions to shareholders:
Class A	—	—	985	21,248
Class B	—	—	27	449
Class C	—	—	237	4,273
Class E	—	—	31	673
Class I	—	—	1,884	42,661
Class N	—	—	244	5,542
Class R	—	—	42	865
Class Y	—	—	59	1,316
Shares redeemed:
Class A	(7,579)	(184,257)	(7,200)	(156,244)
Class B	(137)	(2,560)	(274)	(4,528)
Class C	(903)	(18,294)	(2,796)	(51,161)
Class E	(55)	(1,376)	(117)	(2,523)
Class I	(9,494)	(243,467)	(15,941)	(360,595)
Class N	(794)	(20,635)	(3,901)	(90,083)
Class R	(229)	(5,354)	(295)	(6,096)
Class Y	(197)	(4,948)	(497)	(10,764)
Net increase (decrease)	(7,239)	$(176,386)	73,950	$1,760,442

220	SEMIANNUAL REPORT	2018

	Ivy Limited-Term Bond Fund
	Six months ended 9-30-18 (Unaudited)		Year ended 3-31-18
	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class A	5,477	$58,152	16,706	$180,275
Class B	7	74	56	604
Class C	179	1,900	796	8,588
Class E	55	584	119	1,284
Class I	9,084	96,427	13,835	149,275
Class N	9,029	95,799	7,244	78,493
Class R	31	327	13	139
Class Y	138	1,470	397	4,299
Shares issued in reinvestment of distributions to shareholders:
Class A	346	3,672	737	7,950
Class B	2	25	5	57
Class C	24	249	55	592
Class E	4	40	7	79
Class I	695	7,379	1,410	15,223
Class N	119	1,260	167	1,797
Class R	— *	1	— *	3
Class Y	9	91	20	210
Shares redeemed:
Class A	(10,292)	(109,256)	(26,714)	(288,457)
Class B	(128)	(1,360)	(432)	(4,667)
Class C	(1,261)	(13,386)	(3,726)	(40,213)
Class E	(72)	(760)	(181)	(1,960)
Class I	(10,726)	(113,871)	(29,113)	(314,399)
Class N	(1,927)	(20,448)	(7,497)	(81,202)
Class R	(43)	(455)	(23)	(247)
Class Y	(225)	(2,376)	(912)	(9,860)
Net increase (decrease)	525	$5,538	(27,031)	$(292,137)

*	Not shown due to rounding.

2018	SEMIANNUAL REPORT	221

	Ivy Managed International Opportunities Fund
	Six months ended 9-30-18 (Unaudited)		Year ended 3-31-18
	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class A	346	$4,078	1,586	$18,799
Class B	— *	3	3	36
Class C	16	182	78	885
Class E	—	—	—	—
Class I	1,942	23,163	4,686	55,612
Class N	2	27	29	329
Class R	— *	4	73	840
Class Y	2	26	10	122
Shares issued in reinvestment of distributions to shareholders:
Class A	—	—	159	1,877
Class B	—	—	1	16
Class C	—	—	8	88
Class E	—	—	1	13
Class I	—	—	282	3,336
Class N	—	—	— *	1
Class R	—	—	1	6
Class Y	—	—	1	15
Shares redeemed:
Class A	(774)	(9,111)	(1,614)	(18,791)
Class B	(20)	(234)	(41)	(461)
Class C	(38)	(440)	(226)	(2,697)
Class E	—	—	—	—
Class I	(3,881)	(45,906)	(3,202)	(37,362)
Class N	— *	(5)	(4)	(50)
Class R	(8)	(95)	(65)	(755)
Class Y	(7)	(83)	(23)	(274)
Net increase (decrease)	(2,420)	$(28,391)	1,743	$21,585

*	Not shown due to rounding.

222	SEMIANNUAL REPORT	2018

	Ivy Micro Cap Growth Fund
	Six months ended 9-30-18 (Unaudited)		Year ended 3-31-18
	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class A	504	$15,686	354	$8,772
Class B	1	40	— *	2
Class C	40	1,198	29	698
Class I	582	18,822	681	17,254
Class N	100	3,314	79	2,004
Class R	1	41	2	48
Class Y	11	358	4	114
Shares issued in reinvestment of distributions to shareholders:
Class A	—	—	—	—
Class B	—	—	—	—
Class C	—	—	—	—
Class I	—	—	—	—
Class N	—	—	—	—
Class R	—	—	—	—
Class Y	—	—	—	—
Shares redeemed:
Class A	(342)	(10,459)	(893)	(22,147)
Class B	(5)	(145)	(22)	(502)
Class C	(34)	(1,002)	(105)	(2,484)
Class I	(563)	(17,965)	(1,117)	(28,518)
Class N	(13)	(423)	(92)	(2,343)
Class R	— *	(9)	(11)	(289)
Class Y	(8)	(281)	(14)	(365)
Net increase (decrease)	274	$9,175	(1,105)	$(27,756)

*	Not shown due to rounding.

2018	SEMIANNUAL REPORT	223

	Ivy Mid Cap Growth Fund
	Six months ended 9-30-18 (Unaudited)		Year ended 3-31-18
	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class A	3,445	$89,755	3,800	$87,348
Class B	39	802	43	789
Class C	922	20,451	839	16,479
Class E	30	753	63	1,409
Class I	11,388	321,563	16,381	404,767
Class N	7,430	201,676	4,337	102,909
Class R	611	15,571	502	11,247
Class Y	1,284	34,782	2,107	50,158
Shares issued in connection with merger:
Class A	N/A	N/A	48,153	1,166,992
Class B	N/A	N/A	192	3,704
Class C	N/A	N/A	273	5,643
Class E	N/A	N/A	N/A	N/A
Class I	N/A	N/A	21,427	559,007
Class N	N/A	N/A	N/A	N/A
Class R	N/A	N/A	N/A	N/A
Class Y	N/A	N/A	N/A	N/A
Shares issued in reinvestment of distributions to shareholders:
Class A	—	—	1,405	31,683
Class B	—	—	84	1,505
Class C	—	—	831	16,006
Class E	—	—	34	753
Class I	—	—	3,282	79,617
Class N	—	—	367	8,957
Class R	—	—	140	3,074
Class Y	—	—	659	15,531
Shares redeemed:
Class A	(6,611)	(170,586)	(7,237)	(165,815)
Class B	(166)	(3,381)	(299)	(5,565)
Class C	(1,257)	(27,757)	(3,674)	(72,544)
Class E	(34)	(848)	(67)	(1,491)
Class I	(14,078)	(385,206)	(18,759)	(460,411)
Class N	(1,707)	(48,524)	(2,445)	(60,737)
Class R	(316)	(7,934)	(1,189)	(26,333)
Class Y	(1,943)	(52,025)	(7,310)	(173,496)
Net increase (decrease)	(963)	$(10,908)	63,939	$1,601,186

224	SEMIANNUAL REPORT	2018

	Ivy Mid Cap Income Opportunities Fund
	Six months ended 9-30-18 (Unaudited)		Year ended 3-31-18
	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class A	791	$11,434	1,406	$18,594
Class C	130	1,895	198	2,565
Class E	—	—	204	2,562
Class I	4,610	66,640	6,810	89,857
Class N	660	9,655	4,247	53,476
Class R	1	13	204	2,553
Class Y	210	3,080	398	5,046
Shares issued in reinvestment of distributions to shareholders:
Class A	46	673	101	1,345
Class C	2	33	5	70
Class E	—	—	—	—
Class I	98	1,437	193	2,579
Class N	30	433	59	795
Class R	—	—	—	—
Class Y	1	18	2	30
Shares redeemed:
Class A	(923)	(13,130)	(3,339)	(43,294)
Class C	(126)	(1,803)	(609)	(7,952)
Class E	—	—	(202)	(2,546)
Class I	(2,303)	(32,960)	(8,668)	(113,571)
Class N	(476)	(6,876)	(1,236)	(16,262)
Class R	—	—	(202)	(2,538)
Class Y	(41)	(587)	(628)	(8,037)
Net increase (decrease)	2,710	$39,955	(1,057)	$(14,728)

2018	SEMIANNUAL REPORT	225

	Ivy Municipal Bond Fund
	Six months ended 9-30-18 (Unaudited)		Year ended 3-31-18
	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class A	1,104	$12,400	2,359	$28,471
Class B	3	36	9	105
Class C	89	1,051	152	1,803
Class I	3,036	35,875	4,043	47,566
Class N	9	106	46	546
Class Y	6	72	1	16
Shares issued in connection with merger:
Class A	N/A	N/A	41,326	494,592
Class B	N/A	N/A	49	583
Class C	N/A	N/A	1,004	12,013
Class I	N/A	N/A	20,536	245,773
Class N	N/A	N/A	N/A	N/A
Class Y	N/A	N/A	N/A	N/A
Shares issued in reinvestment of distributions to shareholders:
Class A	665	7,742	709	8,380
Class B	2	19	3	34
Class C	25	291	42	499
Class I	502	5,842	543	6,433
Class N	— *	5	— *	3
Class Y	— *	2	— *	5
Shares redeemed:
Class A	(4,363)	(50,888)	(5,424)	(64,351)
Class B	(36)	(414)	(76)	(903)
Class C	(383)	(4,464)	(1,209)	(14,357)
Class I	(3,966)	(46,280)	(5,479)	(65,045)
Class N	(6)	(74)	(2)	(22)
Class Y	(4)	(44)	(8)	(91)
Net increase (decrease)	(3,317)	$(38,723)	58,624	$702,053

*	Not shown due to rounding.

226	SEMIANNUAL REPORT	2018

	Ivy Municipal High Income Fund
	Six months ended 9-30-18 (Unaudited)		Year ended 3-31-18
	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class A	4,701	$23,721	7,677	$39,014
Class B	9	48	25	130
Class C	479	2,418	1,544	7,895
Class I	11,202	56,526	27,145	138,392
Class N	66	331	90	460
Class Y	178	901	1,259	6,436
Shares issued in connection with merger:
Class A	N/A	N/A	111,718	563,954
Class B	N/A	N/A	66	334
Class C	N/A	N/A	2,912	14,700
Class I	N/A	N/A	23,472	118,488
Class N	N/A	N/A	N/A	N/A
Class Y	N/A	N/A	N/A	N/A
Shares issued in reinvestment of distributions to shareholders:
Class A	2,506	12,629	1,664	8,464
Class B	20	99	41	209
Class C	395	1,991	763	3,886
Class I	1,957	9,862	3,278	16,696
Class N	1	6	1	3
Class Y	41	206	100	511
Shares redeemed:
Class A	(15,228)	(76,810)	(22,223)	(113,175)
Class B	(364)	(1,833)	(547)	(2,789)
Class C	(4,774)	(24,081)	(12,673)	(64,561)
Class I	(26,384)	(133,104)	(72,271)	(368,236)
Class N	(16)	(82)	(3)	(15)
Class Y	(660)	(3,333)	(2,183)	(11,125)
Net increase (decrease)	(25,871)	$(130,505)	71,855	$359,671

2018	SEMIANNUAL REPORT	227

	Ivy Pzena International Value Fund
	Six months ended 9-30-18 (Unaudited)		Year ended 3-31-18
	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class A	144	$2,677	804	$15,383
Class B	— *	3	1	20
Class C	3	59	23	384
Class E	N/A	N/A	3	52
Class I	2,138	40,142	503	9,201
Class N	5,501	103,611	19	332
Class R	— *	3	2	40
Class Y	8	153	14	241
Shares issued in reinvestment of distributions to shareholders:
Class A	—	—	42	761
Class B	—	—	—	—
Class C	—	—	2	25
Class E	N/A	N/A	—	—
Class I	—	—	54	1,019
Class N	—	—	— *	2
Class R	—	—	— *	— *
Class Y	—	—	1	22
Shares redeemed:
Class A	(573)	(10,527)	(1,231)	(22,155)
Class B	(9)	(155)	(25)	(402)
Class C	(34)	(589)	(695)	(12,567)
Class E	N/A	N/A	(58)	(1,022)
Class I	(613)	(11,514)	(1,849)	(33,907)
Class N	(152)	(2,841)	(75)	(1,376)
Class R	— *	(4)	(2)	(35)
Class Y	(10)	(181)	(27)	(503)
Net increase (decrease)	6,403	$120,837	(2,494)	$(44,485)

*	Not shown due to rounding.

228	SEMIANNUAL REPORT	2018

	Ivy Securian Core Bond Fund
	Six months ended 9-30-18 (Unaudited)		Year ended 3-31-18
	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class A	2,248	$23,539	5,902	$63,272
Class B	2	16	51	542
Class C	66	689	331	3,559
Class E	17	178	80	853
Class I	13,779	144,332	23,041	246,977
Class N	1,705	17,845	24,978	268,401
Class R	8	89	571	6,134
Class Y	55	571	102	1,091
Shares issued in reinvestment of distributions to shareholders:
Class A	251	2,628	488	5,224
Class B	3	30	6	66
Class C	14	142	34	358
Class E	5	54	10	111
Class I	834	8,733	1,390	14,899
Class N	304	3,158	483	5,179
Class R	2	19	18	195
Class Y	6	68	11	121
Shares redeemed:
Class A	(4,614)	(48,308)	(6,790)	(72,756)
Class B	(68)	(716)	(238)	(2,554)
Class C	(354)	(3,711)	(1,337)	(14,330)
Class E	(47)	(495)	(139)	(1,489)
Class I	(10,572)	(110,617)	(17,840)	(191,326)
Class N	(6,411)	(67,102)	(7,152)	(76,909)
Class R	(65)	(680)	(1,131)	(12,108)
Class Y	(57)	(600)	(113)	(1,213)
Net increase (decrease)	(2,889)	$(30,138)	22,756	$244,297

2018	SEMIANNUAL REPORT	229

	Ivy Small Cap Core Fund
	Six months ended 9-30-18 (Unaudited)		Year ended 3-31-18
	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class A	1,100	$22,828	1,888	$34,837
Class B	16	268	28	421
Class C	344	6,171	606	9,616
Class E	—	—	—	—
Class I	4,571	102,343	10,695	212,749
Class N	1,036	23,736	2,791	54,053
Class R	260	5,347	428	7,747
Class T	—	—	14	250
Class Y	277	6,063	441	8,451
Shares issued in reinvestment of distributions to shareholders:
Class A	—	—	224	4,174
Class B	—	—	5	71
Class C	—	—	49	795
Class E	—	—	— *	4
Class I	—	—	310	6,251
Class N	—	—	42	859
Class R	—	—	11	207
Class T	—	—	—	—
Class Y	—	—	16	323
Shares redeemed:
Class A	(1,748)	(35,943)	(3,266)	(59,889)
Class B	(40)	(663)	(176)	(2,599)
Class C	(264)	(4,732)	(701)	(11,294)
Class E	—	—	—	—
Class I	(2,957)	(65,220)	(7,484)	(149,274)
Class N	(279)	(6,223)	(1,173)	(23,782)
Class R	(50)	(1,030)	(210)	(3,846)
Class T	—	—	—	—
Class Y	(155)	(3,270)	(650)	(12,307)
Net increase	2,111	$49,675	3,888	$77,817

*	Not shown due to rounding.

230	SEMIANNUAL REPORT	2018

	Ivy Small Cap Growth Fund
	Six months ended 9-30-18 (Unaudited)		Year ended 3-31-18
	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class A	4,151	$84,137	9,393	$172,775
Class B	15	222	29	389
Class C	762	12,397	842	12,543
Class E	40	798	69	1,240
Class I	7,751	204,757	6,930	162,777
Class N	1,577	43,239	3,051	71,464
Class R	581	11,539	803	14,424
Class T	—	—	14	250
Class Y	1,301	32,292	1,744	39,134
Shares issued in connection with merger:
Class A	N/A	N/A	35,270	658,668
Class B	N/A	N/A	217	2,958
Class C	N/A	N/A	266	3,989
Class E	N/A	N/A	N/A	N/A
Class I	N/A	N/A	11,731	286,336
Class N	N/A	N/A	N/A	N/A
Class R	N/A	N/A	N/A	N/A
Class T	N/A	N/A	N/A	N/A
Class Y	N/A	N/A	N/A	N/A
Shares issued in reinvestment of distributions to shareholders:
Class A	—	—	1,478	25,562
Class B	—	—	77	968
Class C	—	—	1,546	21,525
Class E	—	—	55	936
Class I	—	—	1,373	30,995
Class N	—	—	384	8,720
Class R	—	—	300	5,091
Class T	—	—	—	—
Class Y	—	—	491	10,470
Shares redeemed:
Class A	(5,896)	(118,192)	(4,803)	(88,235)
Class B	(148)	(2,175)	(215)	(2,919)
Class C	(1,387)	(23,151)	(8,330)	(124,130)
Class E	(31)	(638)	(76)	(1,380)
Class I	(3,679)	(97,313)	(4,825)	(114,061)
Class N	(523)	(13,917)	(2,062)	(49,030)
Class R	(339)	(6,703)	(814)	(14,602)
Class T	—	—	—	—
Class Y	(914)	(22,814)	(2,582)	(57,359)
Net increase	3,261	$104,478	52,356	$1,079,498

2018	SEMIANNUAL REPORT	231

	Ivy Tax-Managed Equity Fund
	Six months ended 9-30-18 (Unaudited)		Year ended 3-31-18
	Shares	Value	Shares		Value
Shares issued from sale of shares:
Class A	379	$10,363	840		$20,660
Class B	—	—	48		1,024
Class C	36	948	72		1,626
Class I	1,101	30,710	1,549		37,886
Class N	4	115	15		349
Class Y	1	27	—	*	4
Shares issued in connection with merger:
Class A	N/A	N/A	10,050		234,849
Class B	N/A	N/A	13		299
Class C	N/A	N/A	253		5,615
Class I	N/A	N/A	7,472		176,618
Class N	N/A	N/A	N/A		N/A
Class Y	N/A	N/A	N/A		N/A
Shares issued in reinvestment of distributions to shareholders:
Class A	—	—	12		272
Class B	—	—	—	*	3
Class C	—	—	2		41
Class I	—	—	21		490
Class N	—	—	—	*	— *
Class Y	—	—	—	*	1
Shares redeemed:
Class A	(735)	(20,325)	(1,014)		(25,038)
Class B	(7)	(188)	(57)		(1,212)
Class C	(62)	(1,607)	(180)		(4,314)
Class I	(1,296)	(36,142)	(1,851)		(45,555)
Class N	— *	(10)	—	*	(9)
Class Y	— *	— *	—	*	(3)
Net increase (decrease)	(579)	$(16,109)	17,245		$403,606

*	Not shown due to rounding.

232	SEMIANNUAL REPORT	2018

	Ivy Value Fund
	Six months ended 9-30-18 (Unaudited)		Year ended 3-31-18
	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class A	705	$17,278	1,191	$28,339
Class B	1	32	9	196
Class C	42	981	79	1,794
Class E	—	—	—	—
Class I	3,429	83,810	4,243	100,793
Class N	1,174	28,015	7,838	178,249
Class R	— *	— *	1	16
Class Y	2	56	13	308
Shares issued in connection with merger:
Class A	N/A	N/A	13,887	322,308
Class B	N/A	N/A	53	1,132
Class C	N/A	N/A	205	4,587
Class E	N/A	N/A	N/A	N/A
Class I	N/A	N/A	18,840	438,823
Class N	N/A	N/A	N/A	N/A
Class R	N/A	N/A	N/A	N/A
Class Y	N/A	N/A	N/A	N/A
Shares issued in reinvestment of distributions to shareholders:
Class A	45	1,128	430	10,062
Class B	—	—	3	72
Class C	—	—	26	595
Class E	— *	1	— *	6
Class I	126	3,164	697	16,371
Class N	41	1,037	240	5,645
Class R	— *	— *	— *	1
Class Y	— *	1	1	11
Shares redeemed:
Class A	(2,455)	(59,883)	(2,891)	(68,395)
Class B	(31)	(695)	(86)	(1,856)
Class C	(99)	(2,346)	(440)	(10,179)
Class E	—	—	—	—
Class I	(3,764)	(92,819)	(6,315)	(150,109)
Class N	(1,316)	(32,973)	(2,122)	(49,849)
Class R	— *	— *	(1)	(28)
Class Y	(7)	(177)	(9)	(220)
Net increase (decrease)	(2,107)	$(53,390)	35,892	$828,672

*	Not shown due to rounding.

12.	COMMITMENTS

Bridge loan commitments may obligate a Fund to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, the Fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income is included in interest income on the Statement of Operations. At September 30, 2018, there were no outstanding bride loan commitments.

2018	SEMIANNUAL REPORT	233

13.	FEDERAL INCOME TAX MATTERS ($ amounts in thousands)

For Federal income tax purposes, cost of investments owned at September 30, 2018 and the related unrealized appreciation (depreciation) were as follows:

Fund	Cost of Investments	Gross Appreciation	Gross Depreciation	Net Unrealized Appreciation (Depreciation)
Ivy Core Equity Fund	$3,544,106	$1,287,627	$26,972	$1,260,655
Ivy Emerging Markets Equity Fund	1,958,179	327,369	122,186	205,183
Ivy European Opportunities Fund	130,177	29,865	1,176	28,689
Ivy Global Bond Fund	525,481	3,393	29,993	(26,600)
Ivy Global Equity Income Fund	878,459	155,879	36,389	119,490
Ivy Global Growth Fund	771,760	294,988	13,041	281,947
Ivy Global Income Allocation Fund	522,204	50,781	26,002	24,779
Ivy Government Money Market Fund	153,327	—	—	—
Ivy High Income Fund	5,845,715	100,292	301,955	(201,663)
Ivy International Core Equity Fund	6,547,165	670,723	393,181	277,542
Ivy Large Cap Growth Fund	2,265,094	1,743,782	14,660	1,729,122
Ivy Limited-Term Bond Fund	1,309,348	1,074	15,305	(14,231)
Ivy Managed International Opportunities Fund	174,698	23,934	46	23,888
Ivy Micro Cap Growth Fund	135,432	91,977	4,061	87,916
Ivy Mid Cap Growth Fund	3,156,033	1,777,114	117,999	1,659,115
Ivy Mid Cap Income Opportunities Fund	333,400	88,757	4,571	84,186
Ivy Municipal Bond Fund	781,906	47,196	1,651	45,545
Ivy Municipal High Income Fund	1,262,860	66,015	72,800	(6,785)
Ivy Pzena International Value Fund	303,827	10,237	10,796	(559)
Ivy Securian Core Bond Fund	917,490	6,106	16,569	(10,463)
Ivy Small Cap Core Fund	672,764	121,630	6,935	114,695
Ivy Small Cap Growth Fund	1,849,721	803,735	31,112	772,623
Ivy Tax-Managed Equity Fund	356,891	302,130	68	302,062
Ivy Value Fund	942,445	297,234	14,587	282,647

For Federal income tax purposes, the Funds’ distributed and undistributed earnings and profit for the year ended March 31, 2018 and the post-October and late-year ordinary activity were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Tax Return of Capital	Post- October Capital Losses Deferred	Late-Year Ordinary Losses Deferred
Ivy Core Equity Fund	$67,233	$79,925	$—	$—	$—
Ivy Emerging Markets Equity Fund	1,554	—	—	—	—
Ivy European Opportunities Fund	583	—	—	—	—
Ivy Global Bond Fund	2,676	753	—	—	—
Ivy Global Equity Income Fund	4,623	96,399	—	—	—
Ivy Global Growth Fund	427	11,564	—	728	—
Ivy Global Income Allocation Fund	2,328	—	—	—	—
Ivy Government Money Market Fund	42	—	—	—	—
Ivy High Income Fund	4,445	—	—	—	—
Ivy International Core Equity Fund	47,955	114,071	—	—	—
Ivy Large Cap Growth Fund	4,822	113,104	—	—	—
Ivy Limited-Term Bond Fund	387	—	—	—	—
Ivy Managed International Opportunities Fund	—	1,733	—	—	72
Ivy Micro Cap Growth Fund	—	4,425	—	—	396
Ivy Mid Cap Growth Fund	—	222,067	—	—	4,626
Ivy Mid Cap Income Opportunities Fund	3,093	3,398	—	—	—
Ivy Municipal Bond Fund	340	—	—	—	—
Ivy Municipal High Income Fund	289	—	—	—	—
Ivy Pzena International Value Fund	350	—	—	42	—

234	SEMIANNUAL REPORT	2018

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Tax Return of Capital	Post- October Capital Losses Deferred	Late-Year Ordinary Losses Deferred
Ivy Securian Core Bond Fund	$402	$—	$—	$—	$—
Ivy Small Cap Core Fund	7,273	40,667	—	—	—
Ivy Small Cap Growth Fund	13,018	76,982	—	—	—
Ivy Tax-Managed Equity Fund	143	18,664	—	—	—
Ivy Value Fund	2,429	746	—	1,308	—

Internal Revenue Code regulations permit each Fund to elect to defer into its next fiscal year capital losses and certain specified ordinary items incurred between each November 1 and the end of its fiscal year. Each Fund is also permitted to defer into its next fiscal certain ordinary losses that generated between each January 1 and the end of its fiscal year.

The tax character of dividends and distributions paid during the two fiscal years ended March 31, 2018 and 2017 were as follows:

	March 31, 2018		March 31, 2017
Fund	Distributed Ordinary Income(1)	Distributed Long-Term Capital Gains	Distributed Ordinary Income(1)	Distributed Long-Term Capital Gains
Ivy Core Equity Fund	$10,796	$101,785	$5,259	$30,772
Ivy Emerging Markets Equity Fund	4,504	—	—	—
Ivy European Opportunities Fund	3,345	—	2,973	—
Ivy Global Bond Fund	8,396	—	3,572	—
Ivy Global Equity Income Fund	8,225	—	12,392	—
Ivy Global Growth Fund	6,405	24,711	—	—
Ivy Global Income Allocation Fund	26,293	—	28,894	—
Ivy Government Money Market Fund	803	—	62	—
Ivy High Income Fund	304,606	—	346,065	—
Ivy International Core Equity Fund	87,256	—	77,682	—
Ivy Large Cap Growth Fund	2,210	79,235	—	76,259
Ivy Limited-Term Bond Fund	26,915	—	30,357	—
Ivy Managed International Opportunities Fund	2,880	2,606	2,152	—
Ivy Micro Cap Growth Fund	—	—	—	2,235
Ivy Mid Cap Growth Fund	—	171,744	—	92,513
Ivy Mid Cap Income Opportunities Fund	5,099	—	2,452	—
Ivy Municipal Bond Fund	16,895	—	5,149	—
Ivy Municipal High Income Fund	38,731	719	54,485	—
Ivy Pzena International Value Fund	1,875	—	1,105	—
Ivy Securian Core Bond Fund	27,301	—	20,119	—
Ivy Small Cap Core Fund	8,479	5,332	10,791	7,727
Ivy Small Cap Growth Fund	1,864	107,552	—	51,252
Ivy Tax-Managed Equity Fund	—	851	—	—
Ivy Value Fund	12,710	20,651	6,858	—

(1)	Includes short-term capital gains distributed, if any.

Dividends from net investment income and short-term capital gains are treated as ordinary income dividends for federal income tax purposes.

Accumulated capital losses represent net capital loss carryovers as of March 31, 2018 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. Under the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”), a Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years which have only an eight year carryforward period. As a result of this ordering rule, pre-enactment capital loss carryovers may expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law. The Fund’s first fiscal year end subject to the Modernization Act was March 31, 2012. The following table shows the expiration dates for capital loss

2018	SEMIANNUAL REPORT	235

carryovers from pre-enactment taxable years and the amounts of capital loss carryovers, if any, by each of the applicable Funds electing to be taxed as a regulated investment company during the year ended March 31, 2018:

	Pre-Enactment	Post-Enactment
Fund	2019	Short-Term Capital Loss Carryover	Long-Term Capital Loss Carryover
Ivy Core Equity Fund	$—	$—	$—
Ivy Emerging Markets Equity Fund	—	97,490	—
Ivy European Opportunities Fund	—	10,476	—
Ivy Global Bond Fund	—	42,027	9,382
Ivy Global Equity Income Fund	—	11,780	—
Ivy Global Growth Fund	—	—	—
Ivy Global Income Allocation Fund	—	26,534	25,790
Ivy Government Money Market Fund	—	—	—
Ivy High Income Fund	—	174,823	627,244
Ivy International Core Equity Fund	—	—	—
Ivy Large Cap Growth Fund	—	—	—
Ivy Limited-Term Bond Fund	—	11,680	8,344
Ivy Managed International Opportunities Fund	—	—	—
Ivy Micro Cap Growth Fund	—	—	—
Ivy Mid Cap Growth Fund	—	—	—
Ivy Mid Cap Income Opportunities Fund	—	—	—
Ivy Municipal Bond Fund	146	9,906	1,302
Ivy Municipal High Income Fund	—	22,400	33,102
Ivy Pzena International Value Fund	—	—	—
Ivy Securian Core Bond Fund	1,704	2,303	—
Ivy Small Cap Core Fund	—	—	—
Ivy Small Cap Growth Fund	—	—	—
Ivy Tax-Managed Equity Fund	—	—	—
Ivy Value Fund	—	—	—

Ivy Asset Strategy New Opportunities Fund was merged into Ivy Emerging Markets Equity Fund as of March 17, 2014. At the time of the merger, Ivy Asset Strategy New Opportunities Fund had capital loss carryovers available to offset future gains of the Ivy Emerging Markets Equity Fund. These carryovers are annually limited to $7,827 plus any unused limitations from prior years.

Ivy Dividend Opportunities Fund was merged into Ivy Global Equity Income Fund as of February 26, 2018. Due to the merger, Ivy Global Equity Income Fund’s capital loss carryovers available to offset future gains are annually limited to $5,716 plus any unused limitations from prior years and any built in gains realized.

Waddell & Reed Advisors Global Bond Fund was merged into Ivy Global Bond Fund as of October 16, 2017. Due to the merger, Ivy Global Bond Fund’s capital loss carryovers available to offset future gains are annually limited to $3,530 plus any unused limitations from prior years. Ivy Global Bond Fund’s net gains realized in the current year ended March 31, 2018 was limited to $1,997 that could be offset with Waddell & Reed Advisors Global Bond Fund’s capital loss carryover that was brought over.

Waddell & Reed Advisors High Income Fund was merged into Ivy High Income Fund as of February 26, 2018. At the time of the merger, Waddell & Reed Advisors High Income Fund had capital loss carryovers available to offset future gains of the Ivy High Income Fund. These carryovers are annually limited to $32,329 plus any unused limitations from prior years.

Waddell & Reed Advisors Municipal High Income Fund was merged into Ivy Municipal High Income Fund as of February 26, 2018. At the time of the merger, Waddell & Reed Advisors Municipal High Income Fund had capital loss carryovers available to offset future gains of the Ivy Municipal High Income Fund. These carryovers are annually limited to $13,740 plus any unused limitations from prior years.

236	SEMIANNUAL REPORT	2018

RENEWAL OF INVESTMENT MANAGEMENT AGREEMENTS	IVY FUNDS (UNAUDITED)

At a meeting of the Board of Trustees (the “Board”) of Ivy Funds (the “Trust”) held on August 14th and 15th, 2018, the Board, including all of the trustees who are not “interested persons” (the “Independent Trustees”), as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), unanimously approved the continuance of the Investment Management Agreement (the “Management Agreement”) between Ivy Investment Management Company (“IICO”) and the Trust and the continuance of the Investment Subadvisory Agreements between IICO and:

•	Apollo Credit Management, LLC (with respect to Ivy Apollo Multi-Asset Income Fund and Ivy Apollo Strategic Income Fund);

•	I.G. International Management Limited (with respect to Ivy IG International Small Cap Fund);

•	LaSalle Investment Management Securities, LLC (with respect to Ivy LaSalle Global Real Estate Fund, Ivy LaSalle Global Risk-Managed Real Estate Fund and Ivy Apollo Multi-Asset Income Fund);

•	Pictet Asset Management Limited and Pictet Asset Management (Singapore) PTE Ltd. (with respect to Ivy Pictet Emerging Markets Local Currency Debt Fund);

•	Pictet Asset Management Limited and Pictet Asset Management SA (with respect to Ivy Pictet Targeted Return Bond Fund);

•	PineBridge Investments, LLC (with respect to Ivy PineBridge High Yield Fund);

•

ProShare Advisors, LLC (with respect to Ivy ProShares S&P 500 Dividend Aristocrats Index Fund, Ivy ProShares Russell 2000 Dividend Growers Index Fund, Ivy ProShares Interest Rate Hedged High Yield Index Fund, Ivy ProShares S&P 500 Bond Index Fund and Ivy ProShares MSCI ACWI Index Fund); and

•	Securian Asset Management, Inc. (with respect to Ivy Securian Core Bond Fund and Ivy Securian Real Estate Securities Fund).

Each subadviser is referred to herein as a “Subadviser,” and the Management Agreement and the Investment Subadvisory Agreements are referred to collectively herein as the “Agreements.”

The Board’s Independent Trustees were assisted in their review by independent legal counsel, and met with such counsel separately from representatives of IICO. Independent legal counsel explained the factors that the Board should consider as part of its review of the Agreements, all as outlined in a memorandum it had provided to the Board prior to the meeting, including, among other things, the nature and the quality of the services provided by IICO and the Subadvisers, profitability (including any fall-out benefits) from IICO’s and the Subadvisers’ relationships with each series of the Trust (each, a “Fund” and together, the “Funds”), economies of scale, the role played by the Independent Trustees, and information on comparative fees and expenses. The Independent Trustees also considered the written responses and materials produced by IICO and each Subadviser in response to 15(c) due diligence request lists submitted by the Independent Trustees’ legal counsel prior to the meeting, as well as materials produced in response to a follow-up request list sent to IICO by independent legal counsel on behalf of the Independent Trustees. Included in those responses, which had been provided to the Board prior to the meeting, was a Fund-by-Fund profitability analysis prepared by IICO, as well as an explanation of the methodology by which the profitability analysis was calculated. The Board also received extensive materials on performance, expenses and comparable fund information from Broadridge, Inc. (“Broadridge”) an independent mutual fund rating service. Finally, the Independent Trustees received and reviewed a considerable amount of information that their independent fee consultant had provided to them. The Independent Trustees previously had reviewed and discussed these materials during a telephonic meeting in July 2018. They further reviewed these materials extensively among themselves, with their independent legal counsel and the independent fee consultant, and with the other Board members at executive sessions of the Independent Trustees at the August 14-15, 2018 Board meeting, during which the Board considered various factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Board’s determination to approve the Agreements are discussed separately below.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of services provided to the Funds by IICO and each Subadviser, taking into account the large amount of materials produced by IICO and each Subadviser in response to the 15(c) due diligence requests submitted on its behalf by independent legal counsel to the Independent Trustees.

The Board also took into account the report from its Investment Oversight Committee (the “IOC”), in light of that committee’s duties to assist the Board in the 15(c) process. The IOC had reported to the Board on its review of the performance of the Funds, IICO’s investment risk management function, and the on-going changes IICO has been undertaking for itself, the Trust and the overall fund complex. As such, the Board examined all of IICO’s activities in light of performance and expense structure, as well as the proposed overall rationalization of the fund complex, which is designed to provide economies of scale to the shareholders, reduce the Funds’ expenses and enhance the performance of the Funds, particularly in the context of substantial industry change and regulatory developments.

2018	SEMIANNUAL REPORT	237

The Board likewise considered the knowledge it had received from its regular meetings, including from the materials provided in connection with those meetings, such as the resources and key personnel of IICO and each Subadviser, as well as the other services provided to the Funds by IICO and each Subadviser (such as managing the quality of execution of portfolio transactions and the selection of broker-dealers for those transactions, monitoring adherence to each Fund’s investment restrictions, producing reports, providing support services for the Board and Board committees, communicating with shareholders and overseeing the activities of other service providers, including monitoring compliance with various Fund policies and procedures and with applicable laws and regulations). The Board also took into account the compliance environment at IICO and each Subadviser, noting the resources that IICO has dedicated towards compliance. The Board concluded that the nature and extent of the services provided by IICO and each Subadviser were appropriate, that the quality of those services had been consistent with quality norms in the industry and that the Funds were likely to benefit from the continued provision of those services.

Benefits from the Relationship with the Funds

The Board next discussed whether IICO or any Subadviser derives any other direct or indirect benefit from serving the Funds. In that regard, the Board discussed the transfer agency/shareholder servicing fees that Waddell & Reed Services Company, an affiliate of IICO, provides the Funds. The Board took note of the caps that management previously had agreed to on shareholder servicing costs. The Board also considered the benefits that accrue to each service provider organization from its respective relationship with the Funds, including the fact that a variety of services are provided by affiliates of IICO, including distribution, administrative and Fund accounting services, and, as discussed above, shareholder servicing. After full consideration of these and other factors, the Board concluded that none of IICO, any Subadviser or any of their affiliates receives any additional direct or indirect benefits that would preclude the Board from approving the continuation of the Management Agreement with IICO or any Investment Subadvisory Agreement with a Subadviser.

Economies of Scale

The Board discussed whether economies of scale are being realized by the Funds and whether fee levels reflect those economies of scale for the benefit of the Funds’ shareholders. The Board considered the fact that as a Fund’s assets have grown, the expenses of that Fund generally have fallen, although the Board took into account that the overall assets of the Funds have fallen during the prior year. Additionally, in that regard, the Board considered the significant number of initiatives that IICO is undertaking to seek to rationalize the fund complex, reduce expenses and enhance performance.

Performance of the Funds and Costs of Services Provided

The Board considered the performance of each Fund and the costs of the services provided, focusing in particular on a number of Funds that the independent fee consultant had identified. Specifically, the Board examined the investment performance of each Fund, including the percentile ranking of each Fund over various periods of time. The Board also examined the performance of each Fund against its respective Lipper index for the same periods. After extensively reviewing all of the performance information provided, the Board concluded that the Funds’ performance in each asset class was acceptable. Although the performance of some of the focus Funds identified by the independent fee consultant lagged that of their peers or respective Lipper index, the Board recognized that IICO, or the applicable Subadviser, had taken, or was taking, steps to address that underperformance, and determined to continue to monitor closely the performance of those Funds.

The Board also considered the expenses and expense ratio of each Fund, and the expense limitation and fee reduction arrangements entered into by IICO in light of the services provided by IICO and each Subadviser. The Board also compared each Fund’s expenses, including advisory, distribution and shareholder servicing fees, with the expenses and advisory fees of other investment advisers managing similarly situated funds, as well as the advisory fees that IICO (or an affiliate) charges for providing advisory services to other accounts in the same asset class for certain Funds. In that regard, the Board noted that IICO performs significant additional services for the Funds as compared to those other accounts. The Board also took into account the information on IICO’s profitability in managing the Funds, including the methodology used to calculate profitability. The Board finally considered the amount of assets in each Fund, each Fund’s average account size and how those factors affect the Funds’ expense ratios, noting that, as the Funds’ assets have increased or decreased over time, the expense ratios of the Funds generally have fallen or risen, respectively. After completing this examination, the Board concluded that each Fund’s expenses are appropriate at the current time.

Independent Fee Consultant Review

Independent legal counsel, on behalf of the Independent Trustees, engaged an independent fee consultant to assist them in evaluating the reasonableness of the management fees charged by IICO to the Funds. The independent fee consultant’s review addressed the following fee-related factors:

1.	The nature, extent and quality of IICO’s services to the Funds;

238	SEMIANNUAL REPORT	2018

2.	Management fees and expenses in the context of performance;

3.	Product category expenses, including peers;

4.	Profit margins of IICO’s parent from supplying such services;

5.	Subadviser and institutional fee analyses; and

6.	Possible economies of scale as a Fund grows larger.

The following summarizes the findings of the independent fee consultant retained by the Independent Trustees.

Summary Findings

The report stated that IICO delivered reasonable levels of performance in the longer-term periods and reasonable levels of service to the Funds in relation to its management fees as compared to the investment advisers of comparable funds. For the 36 months ended March 31, 2018, approximately 15% of the Funds were in the top quartile of performance and 33% of the Funds were in the top two quartiles of performance and that short-term performance of such Funds were showing signs of improvement. Specifically, the report noted that 49% of the Funds were in the top two quartiles in the one-year period, and that 31% of all such Funds had improving performance in their one-year period. The independent fee consultant noted that the Funds’ performance appeared to be grounded in a number of institutional competitive advantages at IICO including economic analysis, investment management depth, ability to attract top talent, strategic vision, performance-focused culture, and an effective trading infrastructure.

The report further indicated that total expenses of the Funds, on average, were 4% below the average total expenses of their respective Broadridge Expense Group peers and flat compared to the average total expenses for their Broadridge Expense Universes. The management fees for the Funds were 4% over the average management fees of their respective Broadridge Expense Group peers and 6% over the average management fees for their Broadridge Expense Universes.

The report also stated that the management fees IICO charges to the Funds are reasonable in relation to the management fees it charges to its institutional account clients. The report noted that these institutional account clients have different service and infrastructure needs and in addition, the average spread between management fees IICO charged to the Funds and those it charges to institutional account clients is reasonable relative to the average fee spreads computed from industry surveys.

The report stated that while it was difficult to confirm overall economies of scale, it was clear that the Funds’ shareholders generally are benefitting from lower expenses as the Funds’ assets grow through management fee breakpoints, decline in transfer agency expenses, decline in custody contract rates and declines in other non-management expenses.

The report also noted that the overall profitability of IICO’s parent relative to other complexes is reasonable. Finally, the report noted that IICO has continued to invest in AUM growth, which is designed to help drive down fund expenses and attract top investment management talent, as well as in fund mergers, which could help drive down expenses, both of which can benefit the Funds’ investors.

Finally, the report also examined the fees that IICO retains on Funds that are subadvised by unaffiliated Subadvisers, and indicated that those fees are reasonable relative to the industry. The report also stated that the subadvisory fees that IICO earns for serving as a subadviser to an unaffiliated fund when compared to fees of similar Funds likewise are reasonable relative to the industry.

Conclusions

The independent fee consultant’s report concluded that it believes that the services provided by IICO and its affiliates and expenses incurred by the Funds in the previous 12 months are reasonable and provide adequate justification for renewal of the Funds’ existing Agreements.

2018	SEMIANNUAL REPORT	239

PROXY VOTING INFORMATION	IVY FUNDS (UNAUDITED)

Proxy Voting Guidelines

A description of the policies and procedures Ivy Funds uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1.800.777.6472 and (ii) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Records

Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on Form N-PX through the Ivy Investments’ website at www.ivyinvestments.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE INFORMATION	IVY FUNDS

Portfolio holdings can be found on the Trust’s website at www.ivyinvestments.com. Alternatively, a complete schedule of portfolio holdings of each Fund for the first and third quarters of each fiscal year is filed with the SEC and can be found on the Trust’s Form N-Q. These holdings may be viewed in the following ways:

•	On the SEC’s website at www.sec.gov.

•	For review and copy at the SEC’s Public Reference Room in Washington, DC. Information on the operations of the Public Reference Room may be obtained by calling 1.800.SEC.0330.

TO ALL TRADITIONAL IRA PLANHOLDERS:	IVY FUNDS

As required by law, we are hereby providing notice to you that income tax may be withheld automatically from any distribution or withdrawal from a traditional IRA. A Fund is generally required to withhold taxes unless you make a written election not to have taxes withheld. The election may be made on the distribution/withdrawal form provided by Waddell & Reed, Inc. which can be obtained from your Waddell & Reed representative or by submitting Internal Revenue Service Form W–4P. Once made, an election can be revoked by providing written notice to Waddell & Reed, Inc. If you elect not to have tax withheld you may be required to make payments of estimated tax. Penalties may be imposed by the IRS if withholding and estimated tax payments are not adequate.

240	SEMIANNUAL REPORT	2018

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2018	SEMIANNUAL REPORT	241

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242	SEMIANNUAL REPORT	2018

THE IVY FUNDS FAMILY

DOMESTIC EQUITY FUNDS

Ivy Accumulative Fund

Ivy Core Equity Fund

Ivy Large Cap Growth Fund

Ivy Micro Cap Growth Fund

Ivy Mid Cap Growth Fund

Ivy Mid Cap Income Opportunities Fund

Ivy Small Cap Core Fund

Ivy Small Cap Growth Fund

Ivy Tax-Managed Equity Fund

Ivy Value Fund

GLOBAL/INTERNATIONAL FUNDS

Ivy Emerging Markets Equity Fund

Ivy European Opportunities Fund

Ivy Global Equity Income Fund

Ivy Global Growth Fund

Ivy Global Income Allocation Fund

Ivy IG International Small Cap Fund

Ivy International Core Equity Fund

Ivy Managed International Opportunities Fund

Ivy Pictet Emerging Markets Local Currency Debt Fund

Ivy Pzena International Value Fund

INDEX FUNDS

Ivy ProShares S&P 500 Dividend Aristocrats Index Fund

Ivy ProShares Russell 2000 Dividend Growers Index Fund

Ivy ProShares Interest Rate Hedged High Yield Index Fund

Ivy ProShares S&P 500 Bond Index Fund

Ivy ProShares MSCI ACWI Index Fund

SPECIALITY FUNDS

Ivy Apollo Multi-Asset Income Fund

Ivy Asset Strategy Fund

Ivy Balanced Fund

Ivy Energy Fund

Ivy Natural Resources Fund

Ivy LaSalle Global Real Estate Fund

Ivy LaSalle Global Risk-Managed Real Estate Fund

Ivy Science and Technology Fund

Ivy Securian Real Estate Securities Fund

Ivy Wilshire Global Allocation Fund

FIXED INCOME FUNDS

Ivy Apollo Strategic Income Fund

Ivy California Municipal High Income Fund

Ivy Corporate Bond Fund

Ivy Crossover Credit Fund

Ivy Global Bond Fund

Ivy Government Securities Fund

Ivy High Income Fund

Ivy Limited-Term Bond Fund

Ivy Municipal Bond Fund

Ivy Municipal High Income Fund

Ivy Pictet Targeted Return Bond Fund

Ivy PineBridge High Yield Fund

Ivy Securian Core Bond Fund

MONEY MARKET FUNDS

Ivy Cash Management Fund

Ivy Government Money Market Fund

1.800.777.6472

Visit us online at www.ivyinvestments.com

The Ivy Funds are managed by Ivy Investment Management Company and distributed by its subsidiary, Ivy Distributors, Inc.

Before investing, investors should consider carefully the investment objectives, risks, charges and expenses of a mutual fund. This and other important information is contained in the prospectus and summary prospectus, which may be obtained at www.ivyinvestments.com or from a financial advisor. Read it carefully before investing.

2018	SEMIANNUAL REPORT	243

SEMIANN-IVYFUNDS (9-18)

ITEM 2.	CODE OF ETHICS

Required in annual report only.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Required in annual report only.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Required in annual report only.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

See Item 1 Shareholder Report.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of directors.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The Registrant’s Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, have

1

concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant’s management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s second fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)  (1) Required in annual report only.

(a)  (2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

(b)  A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)).

Attached hereto as Exhibit 99.906CERT.

2

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

IVY FUNDS

(Registrant)

By	/s/ Jennifer K. Dulski
Jennifer K. Dulski, Secretary

Date: December 7, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Philip J. Sanders
Philip J. Sanders, President and Principal Executive Officer

Date: December 7, 2018

By	/s/ Joseph W. Kauten
Joseph W. Kauten, Vice President and Principal Financial Officer

Date: December 7, 2018